UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21265

            Invesco Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                   Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Brian Hartigan

President

3500 Lacey Road

                                   Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:  April 30

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders
October 31, 2023
PKW	Invesco BuyBack AchieversTM ETF

PFM	Invesco Dividend AchieversTM ETF

DJD	Invesco Dow Jones Industrial Average Dividend ETF

PGF	Invesco Financial Preferred ETF

PEY	Invesco High Yield Equity Dividend AchieversTM ETF

PID	Invesco International Dividend AchieversTM ETF

2

Invesco BuyBack AchieversTM ETF (PKW)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-7.60%
Charter Communications, Inc., Class A(b)	71,418	$28,767,170
Comcast Corp., Class A	1,672,374	69,052,323
Cumulus Media, Inc., Class A(b)(c)	8,085	36,463
Liberty Broadband Corp., Class C(b)	60,152	5,011,263
Liberty Latin America Ltd., Class C(b)	79,377	543,732
Nexstar Media Group, Inc., Class A	16,762	2,348,021
Outbrain, Inc.(b)	24,468	104,478
Playtika Holding Corp.(b)	174,687	1,467,371
Sinclair, Inc.(c)	19,026	206,813
TrueCar, Inc.(b)	39,291	71,903

		107,609,537

Consumer Discretionary-22.59%
Abercrombie & Fitch Co., Class A(b)	23,884	1,452,625
Academy Sports & Outdoors, Inc.(c)	35,406	1,587,605
Accel Entertainment, Inc.(b)	40,743	401,319
Adtalem Global Education, Inc.(b)(c)	19,488	1,009,478
AutoNation, Inc.(b)	20,924	2,721,794
AutoZone, Inc.(b)	8,722	21,605,528
Bally’s Corp.(b)(c)	21,422	195,369
Bassett Furniture Industries, Inc.	4,515	69,486
Bath & Body Works, Inc.	108,315	3,211,540
Best Buy Co., Inc.	103,721	6,930,637
Big Lots, Inc.(c)	13,141	59,923
Bluegreen Vacations Holding Corp.(c)	6,322	211,850
Booking Holdings, Inc.(b)	17,100	47,701,476
Boyd Gaming Corp.	47,541	2,626,640
Brunswick Corp.	33,340	2,316,130
Build-A-Bear Workshop, Inc.(c)	6,661	165,193
Caleres, Inc.(c)	16,837	430,690
Capri Holdings Ltd.(b)	55,246	2,827,490
Carriage Services, Inc.	7,223	156,017
Carter’s, Inc.(c)	17,838	1,198,000
Cato Corp. (The), Class A(c)	8,739	62,309
Century Communities, Inc.	15,333	942,979
Chegg, Inc.(b)	56,402	424,707
Children’s Place, Inc. (The)(b)	5,842	159,896
Chuy’s Holdings, Inc.(b)(c)	8,657	291,395
Conn’s, Inc.(b)	11,035	32,553
Cracker Barrel Old Country Store, Inc.(c)	10,589	702,686
Darden Restaurants, Inc.(c)	57,292	8,337,705
Denny’s Corp.(b)	26,054	224,585
Designer Brands, Inc., Class A(c)	23,908	241,710
Dillard’s, Inc., Class A	5,819	1,806,509
Dine Brands Global, Inc.(c)	7,548	372,041
eBay, Inc.	253,625	9,949,709
Foot Locker, Inc.(c)	44,944	943,375
Genesco, Inc.(b)(c)	5,573	152,756
Grand Canyon Education, Inc.(b)	14,500	1,715,785
Green Brick Partners, Inc.(b)	21,663	838,358
Group 1 Automotive, Inc.(c)	6,715	1,694,396
Guess?, Inc.(c)	25,678	552,077
H&R Block, Inc.(c)	69,760	2,863,648
Haverty Furniture Cos., Inc.(c)	7,292	189,957
Hibbett, Inc.(c)	6,047	278,585
Hooker Furnishings Corp.	5,085	85,021
Kohl’s Corp.(c)	52,763	1,189,806

	Shares	Value
Consumer Discretionary-(continued)
Laureate Education, Inc., Class A	75,066	$1,061,433
Lazydays Holdings, Inc.(b)(c)	6,529	41,198
Lazydays Holdings, Inc., Rts., expiring 11/14/2023(b)	7,705	0
Lennar Corp., Class A	119,328	12,729,911
LKQ Corp.	127,633	5,605,641
Lowe’s Cos., Inc	275,054	52,417,041
M/I Homes, Inc.(b)	13,261	1,088,330
Macy’s, Inc.(c)	130,464	1,589,052
Marriott Vacations Worldwide Corp	17,223	1,547,659
MasterCraft Boat Holdings, Inc.(b)	8,115	165,871
MGM Resorts International	167,380	5,844,910
Mohawk Industries, Inc.(b)	30,467	2,448,937
Monro, Inc.(c)	14,612	362,670
Murphy USA, Inc.	10,298	3,734,982
NVR, Inc.(b)	1,541	8,340,847
ODP Corp. (The)(b)	18,118	813,861
O’Reilly Automotive, Inc., Class R(b)	28,838	26,832,029
Oxford Industries, Inc.(c)	7,276	614,094
Penske Automotive Group, Inc.	32,204	4,607,748
PulteGroup, Inc.	104,724	7,706,639
PVH Corp.	28,931	2,151,020
Ralph Lauren Corp.(c)	19,164	2,156,525
Red Rock Resorts, Inc., Class A(c)	27,554	1,089,761
Sally Beauty Holdings, Inc.(b)	51,414	437,019
SeaWorld Entertainment, Inc.(b)(c)	30,356	1,307,736
Service Corp. International	71,805	3,907,628
Signet Jewelers Ltd.(c)	21,349	1,490,801
Sonic Automotive, Inc., Class A(c)	11,168	534,389
Sportsman’s Warehouse Holdings, Inc.(b)(c) .	16,653	84,764
Tapestry, Inc.	108,775	2,997,839
Taylor Morrison Home Corp., Class A(b)	52,074	1,995,476
Tempur Sealy International, Inc.(c)	82,001	3,274,300
Tile Shop Holdings, Inc.(b)(c)	19,747	108,411
Toll Brothers, Inc.	51,141	3,616,180
Travel + Leisure Co.	35,339	1,202,586
Tri Pointe Homes, Inc.(b)	47,085	1,179,950
Tupperware Brands Corp.(b)(c)	19,786	40,363
Ulta Beauty, Inc.(b)	23,529	8,971,843
Upbound Group, Inc.(c)	26,734	696,688
Urban Outfitters, Inc.(b)	44,175	1,529,338
Vera Bradley, Inc.(b)(c)	14,282	104,544
Victoria’s Secret & Co.(b)(c)	36,927	660,255
Whirlpool Corp.(c)	26,040	2,722,742
Williams-Sonoma, Inc.	30,452	4,575,108
Winmark Corp.	1,664	671,124
Winnebago Industries, Inc.(c)	14,349	831,525
Wyndham Hotels & Resorts, Inc.	40,261	2,914,896
Zumiez, Inc.(b)	9,368	153,916

		319,890,918

Consumer Staples-0.50%
Edgewell Personal Care Co.(c)	24,164	843,323
Hain Celestial Group, Inc. (The)(b)	42,619	470,940
Herbalife Ltd.(b)(c)	47,087	670,990
Medifast, Inc.(c)	5,231	361,776
Post Holdings, Inc.(b)(c)	29,099	2,336,068
Seneca Foods Corp., Class A(b)	2,832	154,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Sprouts Farmers Market, Inc.(b)(c)	48,485	$2,037,339
Turning Point Brands, Inc.	8,035	161,102

		7,036,307

Energy-10.38%
APA Corp.	146,420	5,815,802
California Resources Corp.(c)	33,057	1,738,468
CNX Resources Corp.(b)(c)	77,558	1,684,560
ConocoPhillips	570,867	67,819,000
Delek US Holdings, Inc.	31,005	816,982
Magnolia Oil & Gas Corp., Class A(c)	89,657	2,012,800
Marathon Oil Corp.	288,744	7,885,599
Marathon Petroleum Corp.	190,486	28,811,007
Range Resources Corp.(c)	114,985	4,121,062
Valero Energy Corp.	168,354	21,380,958
Western Midstream Partners L.P	183,388	4,920,300

		147,006,538

Financials-20.76%
Acacia Research Corp.(b)(c)	47,580	170,812
Affiliated Managers Group, Inc.	16,742	2,055,248
Aflac, Inc.	283,105	22,113,332
Allstate Corp. (The)	124,583	15,962,820
Ally Financial, Inc.	143,828	3,479,199
Amerant Bancorp, Inc.	15,992	291,534
American Equity Investment Life Holding Co.(b)	37,224	1,971,383
American International Group, Inc.	339,293	20,802,054
Assurant, Inc.	25,364	3,776,700
Assured Guaranty Ltd.	27,905	1,741,272
Bank OZK(c)	53,853	1,928,476
BankUnited, Inc.	35,339	770,744
Berkshire Hills Bancorp, Inc.	20,903	409,908
Brighthouse Financial, Inc.(b)	31,327	1,419,113
Brightsphere Investment Group, Inc.	19,786	309,849
Cannae Holdings, Inc.(b)	35,032	572,773
Capital One Financial Corp.	181,898	18,424,448
Carter Bankshares, Inc.(b)	11,089	124,862
CNO Financial Group, Inc.	53,972	1,251,071
Credit Acceptance Corp.(b)(c)	6,032	2,427,458
Discover Financial Services	119,215	9,785,167
Donnelley Financial Solutions, Inc.(b)	14,108	767,898
Eastern Bankshares, Inc.	84,072	925,633
Encore Capital Group, Inc.(b)(c)	11,196	421,865
Enova International, Inc.(b)	14,661	584,681
Equitable Holdings, Inc.	165,688	4,402,330
Equity Bancshares, Inc., Class A	7,109	172,038
Euronet Worldwide, Inc.(b)	23,768	1,826,333
EVERTEC, Inc.	30,804	978,951
Federated Hermes, Inc., Class B	42,294	1,340,720
First American Financial Corp.	49,085	2,524,932
First Bancorp	84,867	1,132,974
First Financial Corp.	5,834	200,748
First Internet Bancorp	4,478	73,305
FleetCor Technologies, Inc.(b)	35,357	7,961,336
Global Payments, Inc.	123,977	13,168,837
Great Southern Bancorp, Inc.	5,822	289,470
HarborOne Bancorp, Inc.	22,789	224,244
Hartford Financial Services Group, Inc. (The)	145,904	10,716,649
HCI Group, Inc.(c)	4,227	249,266

	Shares	Value
Financials-(continued)
Hilltop Holdings, Inc.	30,788	$850,365
HomeStreet, Inc.(c)	8,421	40,673
Jefferies Financial Group, Inc.	100,261	3,226,399
Kearny Financial Corp.	30,808	213,808
Lincoln National Corp.	80,874	1,760,627
Loews Corp.	107,547	6,884,083
MetLife, Inc.	358,582	21,518,506
MFA Financial, Inc.	48,707	433,005
MGIC Investment Corp.	134,721	2,268,702
Morgan Stanley	789,843	55,936,681
Mr. Cooper Group, Inc.(b)	31,954	1,806,360
Navient Corp.(c)	58,007	922,891
Northrim BanCorp, Inc.	2,768	115,453
Ocwen Financial Corp.(b)(c)	3,402	81,784
OneMain Holdings, Inc.	57,443	2,063,927
Oppenheimer Holdings, Inc., Class A	4,930	172,895
Pathward Financial, Inc.	10,525	476,677
PennyMac Financial Services, Inc.	23,887	1,605,206
PennyMac Mortgage Investment Trust(c)	40,634	514,020
Popular, Inc.	34,496	2,243,620
PRA Group, Inc.(b)	18,049	222,183
Primerica, Inc.	17,142	3,276,865
Principal Financial Group, Inc.	115,187	7,795,856
PROG Holdings, Inc.(b)	21,761	596,034
Radian Group, Inc.	74,908	1,898,169
RenaissanceRe Holdings Ltd. (Bermuda)	24,342	5,345,260
SLM Corp.	107,865	1,402,245
Synchrony Financial	199,309	5,590,617
Virtu Financial, Inc., Class A	44,883	829,887
Voya Financial, Inc.	50,309	3,359,132
Waterstone Financial, Inc.	10,013	108,140
WesBanco, Inc.(c)	28,336	691,115
White Mountains Insurance Group Ltd.(c)	1,154	1,651,085
World Acceptance Corp.(b)(c)	2,922	288,168

		293,940,871

Health Care-15.79%
Amgen, Inc.	254,876	65,171,793
AMN Healthcare Services, Inc.(b)(c)	18,103	1,373,294
Cardinal Health, Inc.	117,491	10,691,681
Cigna Group (The)	140,969	43,587,615
Corcept Therapeutics, Inc.(b)(c)	48,785	1,369,883
DaVita, Inc.(b)(c)	43,628	3,369,390
Emergent BioSolutions, Inc.(b)(c)	22,462	46,946
HCA Healthcare, Inc.	129,550	29,296,437
Ironwood Pharmaceuticals, Inc.(b)	74,405	667,413
Laboratory Corp. of America Holdings	42,129	8,414,425
McKesson Corp.	64,305	29,281,925
Medpace Holdings, Inc.(b)	14,524	3,524,539
Moderna, Inc.(b)	181,427	13,781,195
Quest Diagnostics, Inc.	53,621	6,976,092
Select Medical Holdings Corp.	60,540	1,376,074
Theravance Biopharma, Inc.(b)(c)	25,248	238,341
Universal Health Services, Inc., Class B	29,577	3,723,448
Veradigm, Inc.(b)(c)	51,969	685,471

		223,575,962

Industrials-6.65%
Acuity Brands, Inc.(c)	14,873	2,408,980
Allison Transmission Holdings, Inc.(c)	42,771	2,156,514
Apogee Enterprises, Inc.	10,628	456,154

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Argan, Inc.	6,270	$286,790
Atkore, Inc.(b)	18,107	2,250,338
Avis Budget Group, Inc.(b)(c)	18,520	3,015,056
Barrett Business Services, Inc.	3,193	292,032
Beacon Roofing Supply, Inc.(b)	30,142	2,145,206
BlueLinx Holdings, Inc.(b)(c)	4,184	297,524
BrightView Holdings, Inc.(b)	44,535	300,166
Brink’s Co. (The)	22,245	1,487,301
Builders FirstSource, Inc.(b)	59,642	6,472,350
C.H. Robinson Worldwide, Inc	55,412	4,534,364
Covenant Logistics Group, Inc., Class A	5,045	199,202
EMCOR Group, Inc.	22,367	4,622,140
Encore Wire Corp.(c)	7,972	1,425,633
Enerpac Tool Group Corp.	26,803	758,525
Expeditors International of Washington, Inc.	70,433	7,694,805
Fortune Brands Innovations, Inc.	60,400	3,370,320
Gibraltar Industries, Inc.(b)	14,436	878,575
Hayward Holdings, Inc.(b)(c)	101,483	1,065,571
HNI Corp.(c)	22,313	774,038
Huron Consulting Group, Inc.(b)	8,953	889,570
JELD-WEN Holding, Inc.(b)	40,506	458,933
Landstar System, Inc.	17,241	2,840,972
ManpowerGroup, Inc.	23,859	1,669,414
Masco Corp.	107,224	5,585,298
Matson, Inc.	16,876	1,469,056
OPENLANE, Inc.(b)(c)	52,077	699,394
Owens Corning.	42,737	4,845,094
RCM Technologies, Inc.(b)(c)	3,803	75,375
REV Group, Inc.	28,311	403,149
Ryder System, Inc.	21,683	2,114,960
SP Plus Corp.(b)	9,341	472,001
Stanley Black & Decker, Inc.	73,122	6,219,026
Textron, Inc.	94,487	7,181,012
TriNet Group, Inc.(b)(c)	28,518	2,930,224
Trinity Industries, Inc.	38,926	810,828
TrueBlue, Inc.(b)	14,830	164,168
Werner Enterprises, Inc.	30,305	1,100,678
WillScot Mobile Mini Holdings Corp.(b)	94,061	3,706,944
Woodward, Inc.	28,714	3,580,636

		94,108,316

Information Technology-7.58%
A10 Networks, Inc.	35,442	385,255
Arrow Electronics, Inc.(b)	26,558	3,011,943
Avnet, Inc.	43,734	2,026,196
Dell Technologies, Inc., Class C	121,094	8,102,400
DigitalOcean Holdings, Inc.(b)(c)	42,266	864,762
Dolby Laboratories, Inc., Class A(c)	28,448	2,302,581
Dropbox, Inc., Class A(b)	127,241	3,346,438
DXC Technology Co.(b)	97,887	1,974,381
Fair Isaac Corp.(b)	11,899	10,065,007
GoDaddy, Inc., Class A(b)	70,102	5,133,569
HP, Inc.	471,004	12,401,535
IPG Photonics Corp.(b)	22,495	1,932,321
Jabil, Inc.(c)	62,344	7,655,843
KLA Corp.	65,093	30,574,182
Kulicke & Soffa Industries, Inc. (Singapore)(c)	27,008	1,123,803
Lumentum Holdings, Inc.(b)(c)	32,038	1,256,210

	Shares	Value
Information Technology-(continued)
OSI Systems, Inc.(b)	7,933	$827,174
Power Integrations, Inc.(c)	27,247	1,889,035
Qorvo, Inc.(b)	46,755	4,087,322
Sanmina Corp.(b)	27,155	1,381,375
Silicon Laboratories, Inc.(b)(c)	15,247	1,405,468
Teradata Corp.(b)	47,564	2,031,934
Vontier Corp.	73,688	2,178,217
Xerox Holdings Corp.(c)	73,750	946,950
Yext, Inc.(b)	57,753	348,251

		107,252,152

Materials-5.89%
Alcoa Corp.	84,951	2,178,144
Alpha Metallurgical Resources, Inc.(c)	6,513	1,432,600
Berry Global Group, Inc.	56,334	3,098,370
CF Industries Holdings, Inc.	91,914	7,332,899
Chemours Co. (The)	70,293	1,694,764
Crown Holdings, Inc.	57,478	4,632,727
Eagle Materials, Inc.	16,956	2,609,698
Eastman Chemical Co.	56,587	4,228,747
Huntsman Corp.	84,915	1,981,067
International Paper Co.	164,937	5,563,325
Louisiana-Pacific Corp.	34,329	1,760,391
LSB Industries, Inc.(b)(c)	34,608	315,279
Mosaic Co. (The)	158,407	5,145,059
NewMarket Corp.	4,509	2,174,014
Nucor Corp.	118,534	17,518,140
Olin Corp.	60,081	2,566,660
Reliance Steel & Aluminum Co.	27,893	7,095,421
Steel Dynamics, Inc.	78,928	8,406,621
United States Steel Corp.(c)	106,834	3,620,604

		83,354,530

Real Estate-1.55%
Anywhere Real Estate, Inc.(b)	51,274	239,450
CBRE Group, Inc., Class A(b)	147,576	10,232,920
City Office REIT, Inc.	17,764	67,681
Empire State Realty Trust, Inc., Class A(c)	76,400	618,076
Equity Commonwealth(c)	52,230	989,236
Howard Hughes Holdings, Inc.(b)(c)	24,015	1,592,915
Hudson Pacific Properties, Inc.(c)	67,112	299,320
JBG SMITH Properties(c)	49,281	634,246
Jones Lang LaSalle, Inc.(b)(c)	22,670	2,899,946
National Health Investors, Inc.	20,570	1,029,323
Newmark Group, Inc., Class A	72,657	411,965
Zillow Group, Inc., Class C(b)(c)	81,033	2,937,446

		21,952,524

Utilities-0.73%
NRG Energy, Inc.	109,279	4,631,244
Vistra Corp.	175,284	5,735,293

		10,366,537

Total Common Stocks & Other Equity Interests (Cost $1,557,414,919)		1,416,094,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $1,479,846)	1,479,846	$1,479,846

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $1,558,894,765)		1,417,574,038

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.47%
Invesco Private Government Fund, 5.32%(d)(e)(f)	25,641,207	25,641,207

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.53%(d)(e)(f)	65,951,919	$65,958,514

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $91,599,135)		91,599,721

TOTAL INVESTMENTS IN SECURITIES-106.60% (Cost $1,650,493,900)		1,509,173,759
OTHER ASSETS LESS LIABILITIES-(6.60)%		(93,399,370)

NET ASSETS-100.00%		$1,415,774,389

Investment Abbreviations:

REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,506,793	$20,492,794	$(20,519,741)	$-	$-	$1,479,846	$35,246

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	24,713,158	155,429,654	(154,501,605)	-	-	25,641,207	669,029	*

Invesco Private Prime Fund	63,589,279	331,537,796	(329,171,705)	11,349	(8,205)	65,958,514	1,789,582	*

Total	$89,809,230	$507,460,244	$(504,193,051)	$11,349	$(8,205)	$93,079,567	$2,493,857

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Consumer Discretionary	22.59

Financials	20.76

Health Care	15.79

Energy	10.38

Communication Services	7.60

Information Technology	7.58

Industrials	6.65

Materials	5.89

Sector Types Each Less Than 3%	2.78

Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dividend AchieversTM ETF (PFM)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-2.05%
Cogent Communications Holdings, Inc.(b)	1,733	$112,611
Comcast Corp., Class A	145,601	6,011,865
Interpublic Group of Cos., Inc. (The)(b)	13,637	387,291
John Wiley & Sons, Inc., Class A	1,634	49,461
Telephone & Data Systems, Inc.	3,738	67,994
Verizon Communications, Inc.	148,724	5,224,674

		11,853,896

Consumer Discretionary-5.82%
Best Buy Co., Inc.	7,709	515,115
Brunswick Corp.	2,449	170,132
Churchill Downs, Inc.(b)	2,632	289,099
Dillard’s, Inc., Class A	455	141,255
Genuine Parts Co.	4,971	640,563
Haverty Furniture Cos., Inc.	549	14,302
Home Depot, Inc. (The)	35,440	10,089,414
Leggett & Platt, Inc.	4,708	110,308
Lithia Motors, Inc., Class A	1,003	242,937
Lowe’s Cos., Inc.	20,399	3,887,437
McDonald’s Corp.	25,859	6,779,454
Monro, Inc.(b)	1,143	28,369
NIKE,Inc.,Class B(b)	43,330	4,453,024
PetMed Express, Inc.(b)	769	5,298
Polaris, Inc.	2,017	174,309
Pool Corp.(b)	1,421	448,709
Service Corp. International	5,350	291,147
Shoe Carnival, Inc.(b)	996	22,789
Starbucks Corp.	40,524	3,737,934
Thor Industries, Inc.	1,894	166,539
Tractor Supply Co.(b)	3,866	744,437
VF Corp.(b)	13,734	202,302
Whirlpool Corp.(b)	1,949	203,787
Williams-Sonoma, Inc.	2,291	344,200

		33,702,860

Consumer Staples-13.41%
Altria Group, Inc.	62,772	2,521,551
Andersons, Inc. (The)	1,228	61,560
Archer-Daniels-Midland Co.	18,953	1,356,466
Brown-Forman Corp., Class B	10,962	615,626
Casey’s General Stores, Inc.	1,361	370,070
Church & Dwight Co., Inc.	8,722	793,179
Clorox Co. (The)	4,367	513,996
Coca-Cola Co. (The)	153,333	8,661,781
Colgate-Palmolive Co.	29,249	2,197,185
Costco Wholesale Corp.	15,710	8,678,832
Flowers Foods, Inc.	7,458	163,554
Hershey Co. (The)	5,314	995,578
Hormel Foods Corp.	19,330	629,192
Ingredion, Inc.	2,361	220,942
J&J Snack Foods Corp.(b)	702	109,940
JM Smucker Co. (The)	3,624	412,556
Kellanova	12,087	610,031
Kimberly-Clark Corp.	11,982	1,433,526
Kroger Co. (The)	25,378	1,151,400
Lancaster Colony Corp.	1,002	169,508
McCormick & Co., Inc.	8,863	566,346
Nu Skin Enterprises, Inc., Class A	1,772	33,650

	Shares	Value
Consumer Staples-(continued)
PepsiCo, Inc.	48,828	$7,972,636
Philip Morris International, Inc.	54,915	4,896,221
Procter & Gamble Co. (The)	83,496	12,526,905
SpartanNash Co.	1,260	28,337
Sysco Corp.	17,865	1,187,844
Target Corp.	16,335	1,809,755
Tootsie Roll Industries, Inc.(b)	1,473	45,825
Tyson Foods, Inc., Class A	10,114	468,784
Universal Corp.	896	40,320
Walgreens Boots Alliance, Inc.	30,534	643,657
Walmart, Inc.	95,471	15,600,916
WD-40 Co.(b)	494	104,432

		77,592,101

Energy-4.92%
Chevron Corp.	66,170	9,642,954
Enterprise Products Partners L.P	76,807	2,000,054
Exxon Mobil Corp.	141,915	15,021,703
Phillips 66	15,741	1,795,576

		28,460,287

Financials-17.33%
1st Source Corp.	898	40,967
Aflac, Inc.	21,016	1,641,560
Allstate Corp. (The)	9,241	1,184,049
American Financial Group, Inc.	2,996	327,643
Ameriprise Financial, Inc.	3,642	1,145,664
Aon PLC, Class A	7,197	2,226,752
Arbor Realty Trust, Inc.	6,601	83,239
Arthur J. Gallagher & Co.	7,611	1,792,314
Associated Banc-Corp.	5,353	86,772
Assurant, Inc.	1,883	280,379
Assured Guaranty Ltd.	2,087	130,229
Atlantic Union Bankshares Corp	2,637	75,972
AXIS Capital Holdings Ltd.	3,009	171,814
BancFirst Corp.(b)	1,199	97,251
Bank of Marin Bancorp	587	9,862
Bank of New York Mellon Corp. (The)	27,552	1,170,960
Bank OZK(b)	4,024	144,099
BlackRock, Inc.	5,294	3,241,410
BOK Financial Corp.	2,369	155,217
Brown & Brown, Inc.	10,043	697,185
Cadence Bank(b)	6,460	136,823
Cambridge Bancorp	285	15,307
Cass Information Systems, Inc.(b)	497	18,792
Cboe Global Markets, Inc.	3,747	614,096
Chubb Ltd.	14,530	3,118,429
Cincinnati Financial Corp.	5,569	555,062
City Holding Co.(b)	546	49,566
CME Group, Inc., Class A	12,720	2,715,211
CNO Financial Group, Inc.	4,019	93,160
Cohen & Steers, Inc.(b)	1,742	91,002
Commerce Bancshares, Inc.	4,399	192,940
Community Bank System, Inc.	1,902	75,985
Community Trust Bancorp, Inc.	655	24,602
Cullen/Frost Bankers, Inc.(b)	2,287	208,094
Discover Financial Services	8,857	726,983
Erie Indemnity Co., Class A	1,635	451,571
Evercore, Inc., Class A	1,379	179,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
FactSet Research Systems, Inc.	1,388	$599,463
Federal Agricultural Mortgage Corp., Class C	339	50,362
Fidelity National Financial, Inc.(b)	9,627	376,319
Fifth Third Bancorp	24,083	571,008
First American Financial Corp.	3,659	188,219
First Community Bankshares, Inc.	684	22,333
First Financial Bankshares, Inc.(b)	5,055	121,573
First Financial Corp.	436	15,003
First Merchants Corp.(b)	2,127	58,088
First of Long Island Corp. (The)	821	8,818
Franklin Resources, Inc.(b)	17,649	402,221
German American Bancorp, Inc.(b)	1,076	29,407
Glacier Bancorp, Inc.(b)	3,942	119,009
Globe Life, Inc.	3,358	390,737
Goldman Sachs Group, Inc. (The)	11,672	3,543,736
Hanover Insurance Group, Inc. (The)	1,301	152,490
Hartford Financial Services Group, Inc. (The)	10,805	793,627
Heritage Financial Corp.	1,275	20,744
Hingham Institution for Savings (The)	78	11,589
Home BancShares, Inc.(b)	7,186	146,954
Horace Mann Educators Corp.	1,486	47,151
Horizon Bancorp, Inc.	1,605	15,231
Huntington Bancshares, Inc.	51,206	494,138
Independent Bank Corp.	1,606	78,373
International Bancshares Corp.	2,212	96,952
Jack Henry & Associates, Inc.	2,562	361,216
JPMorgan Chase & Co.	103,025	14,326,656
KeyCorp	33,086	338,139
Lakeland Financial Corp.(b)	925	45,556
Lincoln National Corp.	5,988	130,359
MarketAxess Holdings, Inc.	1,371	293,051
Marsh & McLennan Cos., Inc.	17,466	3,312,427
Mastercard, Inc., Class A	33,134	12,469,981
Mercantile Bank Corp.	583	19,204
MetLife, Inc.	26,578	1,594,946
MidWestOne Financial Group, Inc.	571	11,374
Moody’s Corp.	6,492	1,999,536
Morningstar, Inc.(b)	1,552	393,028
Nasdaq, Inc.	17,370	861,552
NBT Bancorp, Inc.	1,667	55,794
Northwest Bancshares, Inc.	4,486	46,744
Old Republic International Corp.	10,081	276,018
PNC Financial Services Group, Inc. (The)	14,076	1,611,280
Premier Financial Corp.	1,300	22,555
Primerica, Inc.	1,301	248,699
Principal Financial Group, Inc.	8,564	579,612
Prosperity Bancshares, Inc.	3,318	180,964
Prudential Financial, Inc.	12,839	1,173,998
Raymond James Financial, Inc.	7,368	703,202
Regions Financial Corp.	33,175	482,033
Reinsurance Group of America, Inc	2,363	353,198
RenaissanceRe Holdings Ltd. (Bermuda)	1,816	398,775
RLI Corp.	1,613	214,916
S&P Global, Inc.	11,255	3,931,484
S&T Bancorp, Inc.	1,392	35,858
Sandy Spring Bancorp, Inc	1,615	33,027
SEI Investments Co.	4,677	250,968
Simmons First National Corp., Class A	4,455	63,306
South State Corp.	2,674	176,751
Southern Missouri Bancorp, Inc.	412	16,665

	Shares	Value
Financials-(continued)
Southside Bancshares, Inc.	1,111	$29,664
State Street Corp.	11,271	728,445
Stock Yards Bancorp, Inc.(b)	1,067	41,730
T. Rowe Price Group, Inc.	7,931	717,755
Tompkins Financial Corp.	523	26,192
Towne Bank	2,633	63,034
Travelers Cos., Inc. (The)	8,100	1,356,264
TriCo Bancshares(b)	1,210	39,143
Truist Financial Corp.	47,128	1,336,550
U.S. Bancorp	54,210	1,728,215
UMB Financial Corp.	1,720	107,878
United Bankshares, Inc.	4,771	135,687
Unum Group	6,933	339,024
Visa, Inc., Class A(b)	56,932	13,384,713
W.R. Berkley Corp.	9,094	613,117
WaFd, Inc.(b)	2,309	56,986
Washington Trust Bancorp, Inc.	619	14,355
WesBanco, Inc.	2,114	51,560
Westamerica Bancorporation	970	45,823
Zions Bancorporation N.A.(b)	5,252	162,024

		100,315,055

Health Care-14.61%
Abbott Laboratories	61,390	5,804,424
Agilent Technologies, Inc.	10,370	1,071,947
Amgen, Inc.	18,979	4,852,930
Atrion Corp.(b)	64	21,887
Becton, Dickinson and Co.	10,279	2,598,326
Bristol-Myers Squibb Co.	73,892	3,807,655
Cardinal Health, Inc.	8,862	806,442
Cencora, Inc.(b)	7,172	1,327,896
Chemed Corp.	549	308,895
Elevance Health, Inc.	8,344	3,755,551
Ensign Group, Inc. (The)(b)	1,999	193,103
Humana, Inc.	4,370	2,288,525
Johnson & Johnson	85,301	12,653,550
LeMaitre Vascular, Inc.(b)	810	39,350
McKesson Corp.	4,770	2,172,067
Medtronic PLC	47,075	3,321,612
Merck & Co., Inc.	89,940	9,236,838
National HealthCare Corp.	557	37,519
Perrigo Co. PLC.	4,788	132,340
Pfizer, Inc.	200,325	6,121,932
Quest Diagnostics, Inc.	3,991	519,229
ResMed, Inc.	5,213	736,180
STERIS PLC	3,502	735,350
Stryker Corp.	13,449	3,634,189
UnitedHealth Group, Inc.	32,819	17,576,544
West Pharmaceutical Services, Inc.	2,596	826,281

		84,580,562

Industrials-12.41%
3M Co.	19,531	1,776,344
A.O. Smith Corp.	4,395	306,595
ABM Industries, Inc.	2,361	92,882
Apogee Enterprises, Inc.	803	34,465
Applied Industrial Technologies, Inc.	1,407	215,989
Automatic Data Processing, Inc.	14,575	3,180,557
Booz Allen Hamilton Holding Corp.	4,629	555,156
Brady Corp., Class A.	1,625	83,623
Broadridge Financial Solutions, Inc.	4,159	709,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
C.H. Robinson Worldwide, Inc.	4,098	$335,339
Carlisle Cos., Inc.	1,770	449,739
Caterpillar, Inc.	18,055	4,081,333
Cintas Corp.	3,610	1,830,703
Comfort Systems USA, Inc.	1,302	236,769
CSX Corp.	70,972	2,118,514
Cummins, Inc.	5,015	1,084,745
Donaldson Co., Inc.	4,273	246,381
Douglas Dynamics, Inc.(b)	836	20,298
Dover Corp.	4,951	643,382
Eaton Corp. PLC	14,103	2,932,155
Emerson Electric Co.	20,195	1,796,749
Expeditors International of Washington, Inc.	5,243	572,798
Fastenal Co.	20,189	1,177,826
Franklin Electric Co., Inc.	1,637	141,961
GATX Corp.	1,288	134,699
General Dynamics Corp.	9,658	2,330,572
Gorman-Rupp Co. (The)	953	28,161
Graco, Inc.	5,964	443,423
Griffon Corp.	1,941	77,524
HEICO Corp.(b)	1,945	308,107
Hillenbrand, Inc.	2,452	93,250
HNI Corp.	1,648	57,169
Honeywell International, Inc.	23,521	4,310,458
Hubbell, Inc.	1,906	514,811
Huntington Ingalls Industries, Inc.	1,451	318,959
Hyster-Yale Materials Handling, Inc.(b)	487	19,485
IDEX Corp.	2,659	508,959
Illinois Tool Works, Inc.	10,680	2,393,602
Insperity, Inc.	1,388	146,906
ITT, Inc.	2,895	270,248
J.B. Hunt Transport Services, Inc.	3,668	630,419
L3Harris Technologies, Inc.	6,697	1,201,509
Lennox International, Inc.	1,292	478,738
Lincoln Electric Holdings, Inc.	2,043	357,116
Lindsay Corp.	401	50,093
Lockheed Martin Corp.	8,931	4,060,390
ManpowerGroup, Inc.	1,758	123,007
Matthews International Corp., Class A	1,109	39,303
McGrath RentCorp	891	89,635
MDU Resources Group, Inc.	7,225	134,457
MSA Safety, Inc.	1,430	225,768
Nordson Corp.	2,029	431,345
Northrop Grumman Corp.	5,366	2,529,693
Paychex, Inc.	12,749	1,415,776
Regal Rexnord Corp.	2,367	280,276
Republic Services, Inc.	11,186	1,661,009
Robert Half, Inc.	3,803	284,350
Rockwell Automation, Inc.	4,040	1,061,752
RTX Corp.(b)	51,484	4,190,283
Ryder System, Inc.	1,611	157,137
Snap-on, Inc.	1,880	484,927
Standex International Corp.	431	61,879
Stanley Black & Decker, Inc.	5,437	462,417
Tennant Co.	676	50,173
Toro Co. (The)	3,689	298,219
Trane Technologies PLC(b)	8,080	1,537,705
Trinity Industries, Inc.	2,886	60,115
UFP Industries, Inc.	2,205	209,850
Union Pacific Corp.	21,576	4,479,393

	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	25,579	$3,613,034
W.W. Grainger, Inc.	1,773	1,293,989
Waste Management, Inc.	14,323	2,353,699
Watts Water Technologies, Inc., Class A	996	172,318
Xylem, Inc.	8,532	798,083

		71,858,185

Information Technology-20.36%
Accenture PLC, Class A	22,371	6,646,200
Amphenol Corp., Class A	21,103	1,699,847
Analog Devices, Inc.	17,625	2,772,941
Apple, Inc.	131,258	22,414,929
Badger Meter, Inc.	1,067	147,833
Broadcom, Inc.	14,624	12,304,195
Cisco Systems, Inc.	144,531	7,534,401
Corning, Inc.	30,160	807,082
HP, Inc.	34,860	917,864
International Business Machines Corp.	32,225	4,661,024
Intuit, Inc.	9,914	4,906,934
KLA Corp.	4,836	2,271,469
Littelfuse, Inc.	906	196,303
Microchip Technology, Inc.	19,252	1,372,475
Microsoft Corp.	75,242	25,440,073
Motorola Solutions, Inc.	5,892	1,640,686
Oracle Corp.	96,177	9,944,702
Power Integrations, Inc.(b)	2,042	141,572
QUALCOMM, Inc.	39,471	4,301,944
Roper Technologies, Inc.	3,790	1,851,680
TE Connectivity Ltd.	11,101	1,308,253
Texas Instruments, Inc.	32,115	4,560,651

		117,843,058

Materials-2.85%
Air Products and Chemicals, Inc.	7,852	2,217,719
Albemarle Corp.(b)	4,131	523,728
AptarGroup, Inc.	2,342	286,356
Ashland, Inc.	1,819	139,390
Avery Dennison Corp.	2,840	494,359
Avient Corp.	3,222	101,880
Balchem Corp.	1,173	136,350
Cabot Corp.(b)	1,989	132,229
Celanese Corp.	3,868	442,925
Eastman Chemical Co.	4,175	311,998
Ecolab, Inc.	10,095	1,693,335
H.B. Fuller Co.	1,914	126,611
Hawkins, Inc.	768	44,106
International Flavors & Fragrances, Inc.(b)	9,011	615,902
Kaiser Aluminum Corp.	583	33,114
LyondellBasell Industries N.V., Class A	11,473	1,035,323
Materion Corp.(b)	751	72,832
Nucor Corp.	8,819	1,303,360
Packaging Corp. of America(b)	3,180	486,699
PPG Industries, Inc.	8,339	1,023,779
Quaker Chemical Corp.	655	94,137
Reliance Steel & Aluminum Co.	2,085	530,382
Royal Gold, Inc.	2,344	244,550
RPM International, Inc.(b)	4,558	416,009
Scotts Miracle-Gro Co. (The)(b)	1,997	88,747
Sensient Technologies Corp.	1,537	86,718
Sherwin-Williams Co. (The)	9,080	2,162,947
Silgan Holdings, Inc.	3,908	156,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Materials-(continued)
Sonoco Products Co.	3,472	$179,884
Steel Dynamics, Inc.	5,842	622,231
Stepan Co.(b)	813	60,812
Westlake Corp.(b)	4,507	519,927
Worthington Industries, Inc.	1,772	109,191

		16,494,084

Real Estate-1.85%
Agree Realty Corp.	3,411	190,811
Alexandria Real Estate Equities, Inc.(b)	6,111	569,117
American Tower Corp.	16,500	2,940,135
CTO Realty Growth, Inc.	826	13,373
CubeSmart.	7,949	270,981
Digital Realty Trust, Inc.(b)	10,692	1,329,657
EastGroup Properties, Inc.	1,620	264,465
Equity LifeStyle Properties, Inc.	6,593	433,819
Essex Property Trust, Inc.	2,289	489,663
Extra Space Storage, Inc.(b)	7,457	772,471
Healthcare Realty Trust, Inc.(b)	13,489	193,567
Kennedy-Wilson Holdings, Inc.	4,933	63,488
Medical Properties Trust, Inc.(b)	21,173	101,207
Mid-America Apartment Communities, Inc.	4,107	485,242
NNN REIT, Inc.	6,453	234,438
Realty Income Corp.	25,052	1,186,964
STAG Industrial, Inc.	6,353	211,047
Terreno Realty Corp.	2,961	157,762
UDR, Inc.	11,665	371,064
Universal Health Realty Income Trust(b)	503	19,335
W.P. Carey, Inc.	7,553	405,218

		10,703,824

Utilities-4.37%
AES Corp. (The)	23,673	352,728
ALLETE, Inc.	2,043	109,382
Alliant Energy Corp.	8,919	435,158
American Electric Power Co., Inc.	18,238	1,377,698
American States Water Co.	1,346	105,055
American Water Works Co., Inc.	6,899	811,667
Artesian Resources Corp., Class A	342	13,441
Atmos Energy Corp.(b)	5,263	566,615
Avista Corp.(b)	2,693	85,341
Black Hills Corp.	2,396	115,847
Brookfield Infrastructure Partners L.P (Canada)	16,227	367,379
California Water Service Group	2,054	99,989
Chesapeake Utilities Corp.	648	57,419
CMS Energy Corp.	10,338	561,767
Consolidated Edison, Inc.	12,181	1,069,370
DTE Energy Co.	7,271	700,779
Duke Energy Corp.	27,258	2,422,964
Edison International	13,577	856,166
Essential Utilities, Inc.	9,348	312,784
Evergy, Inc.	8,127	399,361
Eversource Energy	12,332	663,338

	Shares	Value
Utilities-(continued)
IDACORP, Inc.	1,796	$170,099
MGE Energy, Inc.	1,316	94,265
Middlesex Water Co.	646	41,040
National Fuel Gas Co.	3,249	165,537
New Jersey Resources Corp.	3,458	140,326
NextEra Energy, Inc.	71,604	4,174,513
NiSource, Inc.	14,621	367,864
Northwest Natural Holding Co.	1,312	48,164
NorthWestern Energy Group, Inc.(b)	2,139	102,693
OGE Energy Corp.	7,103	242,923
Pinnacle West Capital Corp.	4,030	298,945
Portland General Electric Co.	3,587	143,552
Public Service Enterprise Group, Inc.	17,654	1,088,369
Sempra.	22,252	1,558,308
SJW Group	1,156	72,227
Southern Co. (The)	38,574	2,596,030
Southwest Gas Holdings, Inc.(b)	2,509	147,052
Spire, Inc.(b)	1,868	103,917
UGI Corp.	7,391	153,733
WEC Energy Group, Inc.	11,154	907,824
Xcel Energy, Inc.	19,514	1,156,595
York Water Co. (The)	521	18,792

		25,277,016

Total Common Stocks & Other Equity Interests (Cost $532,528,340)		578,680,928

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(c)(d) (Cost $361,084)	361,084	361,084

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $532,889,424)		579,042,012

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.11%
Invesco Private Government Fund, 5.32%(c)(d)(e)	9,451,680	9,451,680
Invesco Private Prime Fund, 5.53%(c)(d)(e)	25,892,854	25,895,443

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,347,119)		35,347,123

TOTAL INVESTMENTS IN SECURITIES-106.15% (Cost $568,236,543)		614,389,135
OTHER ASSETS LESS LIABILITIES-(6.15)%		(35,574,333)

NET ASSETS-100.00%		$578,814,802

Investment Abbreviations:

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$500,280	$10,759,779	$(10,898,975)	$-	$-	$361,084	$8,760

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	9,116,113	61,967,406	(61,631,839)	-	-	9,451,680	200,882	*

Invesco Private Prime Fund	23,206,857	136,272,964	(133,583,438)	668	(1,608)	25,895,443	525,776	*

Total	$32,823,250	$209,000,149	$(206,114,252)	$668	$(1,608)	$35,708,207	$735,418

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Information Technology	20.36

Financials	17.33

Health Care	14.61

Consumer Staples	13.41

Industrials	12.41

Consumer Discretionary	5.82

Energy	4.92

Utilities	4.37

Sector Types Each Less Than 3%	6.75

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.72%
Communication Services-10.53%
Verizon Communications, Inc.	745,261	$26,181,019

Consumer Discretionary-7.56%
Home Depot, Inc. (The)	25,724	7,323,366
McDonald’s Corp.	25,872	6,782,862
NIKE,Inc., Class B	45,738	4,700,494

		18,806,722

Consumer Staples-18.86%
Coca-Cola Co. (The)	176,163	9,951,448
Procter & Gamble Co. (The)	53,265	7,991,348
Walgreens Boots Alliance, Inc.	1,152,526	24,295,248
Walmart, Inc.	28,605	4,674,343

		46,912,387

Energy-4.39%
Chevron Corp.	74,916	10,917,509

Financials-14.07%
American Express Co.	32,236	4,707,423
Goldman Sachs Group, Inc. (The)	34,454	10,460,579
JPMorgan Chase & Co.	63,496	8,829,754
Travelers Cos., Inc. (The)	51,838	8,679,755
Visa, Inc., Class A(b)	9,897	2,326,784

		35,004,295

Health Care-13.80%
Amgen, Inc.	42,803	10,944,727
Johnson & Johnson	61,256	9,086,715
Merck & Co., Inc.	82,092	8,430,849
UnitedHealth Group, Inc.	10,963	5,871,344

		34,333,635

Industrials-11.38%
3M Co.	176,886	16,087,782
Caterpillar, Inc.	21,895	4,949,365
Honeywell International, Inc.	39,697	7,274,872

		28,312,019

Information Technology-12.93%
Apple, Inc.	9,584	1,636,660

	Shares	Value
Information Technology-(continued)
Cisco Systems, Inc.	160,355	$8,359,306
Intel Corp.	125,046	4,564,179
International Business Machines Corp.	102,311	14,798,263
Microsoft Corp.	8,304	2,807,665

		32,166,073

Materials-6.20%
Dow, Inc.	319,219	15,431,046

Total Common Stocks & Other Equity Interests (Cost $278,982,926)		248,064,705

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(c)(d) (Cost $132,589)	132,589	132,589

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $279,115,515)		248,197,294

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.94%
Invesco Private Government Fund, 5.32%(c)(d)(e)	655,595	655,595
Invesco Private Prime Fund, 5.53%(c)(d)(e)	1,686,079	1,686,248

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,341,843)		2,341,843

TOTAL INVESTMENTS IN SECURITIES-100.71% (Cost $281,457,358)		250,539,137
OTHER ASSETS LESS LIABILITIES-(0.71)%		(1,762,381)

NET ASSETS-100.00%		$248,776,756

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$6,120,376	$(5,987,787)	$-	$-	$132,589	$4,065

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Dow Jones Industrial Average Dividend ETF (DJD)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$2,005,613	$77,490,250	$(78,840,268)	$-	$-	$655,595	$92,277	*

Invesco Private Prime Fund	5,157,290	159,508,731	(162,983,172)	-	3,399	1,686,248	240,188	*

Total	$7,162,903	$243,119,357	$(247,811,227)	$-	$3,399	$2,474,432	$336,530

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Consumer Staples	18.86

Financials	14.07

Health Care	13.80

Information Technology	12.93

Industrials	11.38

Communication Services	10.53

Consumer Discretionary	7.56

Materials	6.20

Energy	4.39

Money Market Funds Plus Other Assets Less Liabilities	0.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Financial Preferred ETF (PGF)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Preferred Stocks-99.74%
Banks-53.07%
Bank of America Corp.
Series PP, Pfd., 4.13%	530,811	$8,408,046
Series QQ, Pfd., 4.25%	755,546	12,285,178
Series NN, Pfd., 4.38%	629,137	10,481,422
Series SS, Pfd., 4.75%	400,769	7,161,742
Series LL, Pfd., 5.00%	758,454	14,714,008
Series KK, Pfd., 5.38%(b)	805,867	16,649,212
Series HH, Pfd., 5.88%(b)	499,499	10,864,103
Series GG, Pfd., 6.00%(b)	786,932	17,587,930
Bank OZK, Series A, Pfd., 4.63%	243,904	3,634,170
Citigroup, Inc., Series K, Pfd., 6.88%(c)	999,878	25,366,905
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	313,001	5,004,886
Series D, Pfd., 6.35%(c)	205,299	4,719,824
Fifth Third Bancorp
Series K, Pfd., 4.95%	174,596	3,343,513
Series I, Pfd., 6.63%(c)	312,893	7,625,202
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	239,749	4,603,181
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%	349,418	5,157,410
Series J, Pfd., 6.88%(c)	228,211	5,054,874
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	1,167,604	19,849,268
Series JJ, Pfd., 4.55%(b)	876,194	16,095,684
Series LL, Pfd., 4.63%	1,079,794	20,267,733
Series GG, Pfd., 4.75%	525,149	9,993,586
Series DD, Pfd., 5.75%	989,732	22,645,068
Series EE, Pfd., 6.00%(b)	1,075,053	25,704,517
KeyCorp
Series G, Pfd., 5.63%	317,599	4,795,745
Series F, Pfd., 5.65%	299,551	4,583,130
Series E, Pfd., 6.13%(c)	353,543	6,310,743
Pfd., 6.20%(c)	425,448	7,109,236
M&T Bank Corp., Series H, Pfd., 5.63%(b)(c)	174,339	3,734,341
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	354,166	7,479,986
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	277,306	4,098,583
Series C, Pfd., 5.70%(c)	349,214	6,233,470
Series B, Pfd., 6.38%(c)	347,636	7,289,927
Synovus Financial Corp., Series E, Pfd., 5.88%(c)	241,763	5,492,855
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	207,166	3,358,161
Truist Financial Corp.
Series R, Pfd., 4.75%	652,132	11,627,514
Series O, Pfd., 5.25%(b)	399,390	8,027,739
U.S. Bancorp
Series L, Pfd., 3.75%(b)	348,982	4,952,055
Series M, Pfd., 4.00%(b)	527,175	7,818,005
Series O, Pfd., 4.50%	315,449	5,318,470
Series K, Pfd., 5.50%	406,949	8,016,895
WaFd, Inc., Series A, Pfd., 4.88%	213,569	2,701,648

	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series DD, Pfd., 4.25%	727,201	$11,380,696
Series CC, Pfd., 4.38%	610,132	9,878,037
Series AA, Pfd., 4.70%(b)	680,197	12,019,081
Series Z, Pfd., 4.75%	1,177,576	20,960,853
Series Y, Pfd., 5.63%(b)	403,155	8,635,580
Series R, Pfd., 6.63%(d)	489,586	12,332,671
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	207,348	3,251,217

		464,624,100

Capital Markets-16.55%
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	418,917	7,393,885
Series D, Pfd., 5.95%(b)	528,911	11,958,678
Goldman Sachs Group, Inc. (The), Series K, Pfd., 6.38%(b)(c)	489,565	12,317,455
Morgan Stanley
Series O, Pfd., 4.25%(b)	762,978	12,520,469
Series L, Pfd., 4.88%	293,887	5,457,481
Series K, Pfd., 5.85%(d)	588,323	12,860,741
Series I, Pfd., 6.38%(d)	585,695	13,775,546
Series P, Pfd., 6.50%(b)	585,857	14,447,234
Series F, Pfd., 6.88%(d)	497,802	12,171,259
Series E, Pfd., 7.13%(d)	500,054	12,551,355
Northern Trust Corp., Series E, Pfd., 4.70%
State Street Corp.	278,217	5,397,410
Series G, Pfd., 5.35%(d)	350,295	7,660,952
Series D, Pfd., 5.90%(b)(d)	524,434	13,189,515
Stifel Financial Corp., Series D, Pfd., 4.50%	208,549	3,230,424

		144,932,404

Consumer Finance-5.12%
Capital One Financial Corp.
Series N, Pfd., 4.25%	265,131	3,759,557
Series L, Pfd., 4.38%	419,597	6,063,177
Series J, Pfd., 4.80%	775,201	12,193,912
Series I, Pfd., 5.00%	930,617	15,159,751
Synchrony Financial, Series A, Pfd., 5.63%	520,969	7,694,712

		44,871,109

Financial Services-3.05%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%	214,360	3,086,784
Series A, Pfd., 5.25%(b)	550,088	9,918,087
Jackson Financial, Inc., Pfd., 8.00%(c)	382,390	9,364,731
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	207,665	4,296,589

		26,666,191

Insurance-21.47%
Allstate Corp. (The)
Series I, Pfd., 4.75%	212,061	3,880,716
Series H, Pfd., 5.10%	826,575	15,704,925
Series J, Pfd., 7.38%	427,797	11,024,329
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	272,772	5,769,128
Series B, Pfd., 6.63%(c)	206,317	4,728,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Financial Preferred ETF (PGF)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Insurance-(continued)
American International Group, Inc., Series A, Pfd., 5.85%	343,534	$7,695,162
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	349,830	6,052,059
Series F, Pfd., 5.45%	230,704	4,708,669
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	173,813	2,956,559
Pfd., 5.63% (Bermuda)	174,437	2,766,571
Athene Holding Ltd.
Series D, Pfd., 4.88%	362,063	5,858,179
Series B, Pfd., 5.63%	216,201	4,116,467
Series A, Pfd., 6.35%(c)	548,758	11,595,257
Series C, Pfd., 6.38%(c)	377,873	9,170,978
Series E, Pfd., 7.75%(c)	317,067	7,894,968
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	382,113	7,447,382
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	243,050	3,300,619
Series C, Pfd., 5.38%	398,330	6,190,048
Series A, Pfd., 6.60%	299,547	5,847,157
Series B, Pfd., 6.75%	281,801	5,644,474
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	276,489	6,577,673
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%	241,154	5,510,369
Lincoln National Corp., Series D, Pfd., 9.00%(b)	346,095	9,171,518
MetLife, Inc.
Series F, Pfd., 4.75%(b)	702,448	13,156,851
Series E, Pfd., 5.63%	564,102	12,133,834
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	347,696	5,364,949
Series F, Pfd., 5.75% (Bermuda)	173,829	3,742,538

		188,010,165

	Shares	Value
Trading Companies & Distributors-0.48%
Air Lease Corp., Series A, Pfd., 6.15%(c)	172,987	$4,172,446

Total Preferred Stocks (Cost $1,127,466,034)		873,276,415

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(e)(f) (Cost $133,424)	133,424	133,424

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $1,127,599,458)		873,409,839

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.33%
Invesco Private Government Fund, 5.32%(e)(f)(g)	8,157,644	8,157,644
Invesco Private Prime Fund, 5.53%(e)(f)(g)	20,980,339	20,982,437

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,139,229)		29,140,081

TOTAL INVESTMENTS IN SECURITIES-103.09% (Cost $1,156,738,687)		902,549,920
OTHER ASSETS LESS LIABILITIES-(3.09)%		(27,030,421)

NET ASSETS-100.00%		$875,519,499

Investment Abbreviations:

Pfd. -Preferred

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2023.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$6,322,226	$98,073,830	$(104,262,632)	$ -	$ -	$133,424	$126,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Financial Preferred ETF (PGF)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$11,165,777	$ 41,117,861	$(44,125,994)	$ -	$ -	$ 8,157,644	$ 284,282	*

Invesco Private Prime Fund	28,711,998	98,763,084	(106,495,441)	2,490	306	20,982,437	751,253	*

Total	$46,200,001	$237,954,775	$(254,884,067)	$2,490	$306	$29,273,505	$1,161,657

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

  Industry Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2023

Banks	53.07

Insurance	21.47

Capital Markets	16.55

Consumer Finance	5.12

Financial Services	3.05

Trading Companies & Distributors	0.48

Money Market Funds Plus Other Assets Less Liabilities	0.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Banks-15.98%
Huntington Bancshares, Inc.	2,411,104	$23,267,154
KeyCorp(b)	3,055,233	31,224,481
Northwest Bancshares, Inc.(b)	3,162,220	32,950,333
PNC Financial Services Group, Inc. (The)	198,510	22,723,440
Sandy Spring Bancorp, Inc.	1,315,100	26,893,795
Truist Financial Corp.	1,065,937	30,229,973
U.S. Bancorp	688,172	21,938,923

		189,228,099

Capital Markets-2.94%
Franklin Resources, Inc.(b)	796,760	18,158,160
T. Rowe Price Group, Inc.(b)	183,762	16,630,461

		34,788,621

Chemicals-3.39%
Eastman Chemical Co.	224,250	16,758,203
LyondellBasell Industries N.V., Class A	258,888	23,362,053

		40,120,256

Commercial Services & Supplies-1.81%
HNI Corp.(b)	617,269	21,413,062

Consumer Staples Distribution & Retail-2.76%
Walgreens Boots Alliance, Inc.(b)	1,551,176	32,698,790

Containers & Packaging-1.50%
Packaging Corp. of America	116,400	17,815,020

Diversified Telecommunication Services-5.39%
Cogent Communications Holdings, Inc.(b)	386,463	25,112,365
Verizon Communications, Inc.	1,103,937	38,781,307

		63,893,672

Electric Utilities-13.29%
ALLETE, Inc.	460,621	24,661,649
Duke Energy Corp.	265,152	23,569,361
Edison International	318,015	20,054,026
Evergy, Inc.	420,037	20,640,618
OGE Energy Corp.	739,399	25,287,446
Pinnacle West Capital Corp.	299,928	22,248,659
Southern Co. (The)	311,721	20,978,823

		157,440,582

Food Products-1.41%
Kellanova(b)	329,691	16,639,505

Gas Utilities-4.04%
Northwest Natural Holding Co.	650,733	23,888,408
Spire, Inc.(b)	431,555	24,007,405

		47,895,813

Household Durables-3.92%
Leggett & Platt, Inc.	1,158,412	27,141,593
Whirlpool Corp.(b)	184,923	19,335,549

		46,477,142

Household Products-1.47%
Kimberly-Clark Corp.	145,914	17,457,151

Industrial Conglomerates-2.09%
3M Co.	272,452	24,779,509

Insurance-6.08%
Fidelity National Financial, Inc.(b)	495,283	19,360,612

	Shares	Value
Insurance-(continued)
Lincoln National Corp.(b)	1,307,513	$28,464,558
Prudential Financial, Inc.	264,152	24,154,059

		71,979,229

IT Services-1.94%
International Business Machines Corp.	159,057	23,006,004

Machinery-1.34%
Stanley Black & Decker, Inc.	186,033	15,822,107

Metals & Mining-1.33%
Kaiser Aluminum Corp.	276,507	15,705,598

Multi-Utilities-6.12%
Avista Corp.	849,948	26,934,852
Black Hills Corp.	427,689	20,678,763
NorthWestern Energy Group, Inc.(b)	517,503	24,845,319

		72,458,934

Oil, Gas & Consumable Fuels-3.04%
Chevron Corp.	118,664	17,292,905
Phillips 66	163,622	18,664,361

		35,957,266

Personal Care Products-2.26%
Nu Skin Enterprises, Inc., Class A	1,410,061	26,777,058

Pharmaceuticals-1.74%
Pfizer, Inc.	673,985	20,596,982

Real Estate Management & Development-2.12%
Kennedy-Wilson Holdings, Inc.(b)	1,948,063	25,071,571

Specialty Retail-1.80%
Best Buy Co., Inc.(b)	318,789	21,301,481

Textiles, Apparel & Luxury Goods-2.65%
VF Corp.(b)	2,134,008	31,433,938

Tobacco-8.27%
Altria Group, Inc.	995,148	39,975,095
Philip Morris International, Inc.	284,919	25,403,378
Universal Corp.	723,464	32,555,880

		97,934,353

Wireless Telecommunication Services-1.26%
Telephone & Data Systems, Inc.(c)	818,594	14,890,225

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,348,258,383)		1,183,581,968

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.44%
Invesco Private Government Fund, 5.32%(c)(d)(e)	24,668,921	24,668,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.53%(c)(d)(e)	63,455,838	$63,462,184

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,130,863)		88,131,105

TOTAL INVESTMENTS IN SECURITIES-107.38% (Cost $1,436,389,246)		1,271,713,073
OTHER ASSETS LESS LIABILITIES-(7.38)%		(87,388,795)

NET ASSETS-100.00%		$1,184,324,278

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$26,886,514	$(26,886,514)	$-	$-	$-	$19,506

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	51,045,465	178,796,701	(205,173,245)	-	-	24,668,921	845,336	*

Invesco Private Prime Fund	131,259,768	413,097,925	(480,904,720)	2,908	6,303	63,462,184	2,292,229	*

Investments in Other Affiliates:

Telephone & Data Systems, Inc.**	29,131,240	43,505,421	(122,926,005)	9,535,505	55,644,064	14,890,225	1,929,496

Total	$211,436,473	$662,286,561	$(835,890,484)	$9,538,413	$55,650,367	$103,021,330	$5,086,567

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of April 30, 2023, this security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)–(continued)

October 31, 2023

(Unaudited)

 Portfolio Composition

  Industry Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2023

Banks	15.98

Electric Utilities	13.29

Tobacco	8.27

Multi-Utilities	6.12

Insurance	6.08

Diversified Telecommunication Services	5.39

Gas Utilities	4.04

Household Durables	3.92

Chemicals	3.39

Oil, Gas & Consumable Fuels	3.04

Industry Types Each Less Than 3%	30.42

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco International Dividend AchieversTM ETF (PID)

October 31, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Australia-4.52%
Rio Tinto PLC, ADR	639,372	$41,137,194

Canada-58.00%
Agnico Eagle Mines Ltd.	488,532	22,917,036
Algonquin Power & Utilities Corp.(a)	5,287,088	26,594,053
BCE, Inc.(a)	943,834	35,044,556
Brookfield Corp.	199,312	5,809,945
Brookfield Infrastructure Partners L.P	1,064,655	24,103,789
Brookfield Renewable Partners L.P	1,479,660	31,013,674
Canadian Imperial Bank of Commerce	1,009,127	35,591,909
Canadian National Railway Co.(a)	128,055	13,545,658
Canadian Natural Resources Ltd.	433,279	27,526,215
Enbridge, Inc.	1,139,227	36,500,833
FirstService Corp.	26,684	3,774,985
Fortis, Inc.	786,819	31,260,319
Franco-Nevada Corp.	45,582	5,540,492
Imperial Oil Ltd.	308,033	17,554,801
Magna International, Inc.	379,995	18,273,960
Open Text Corp.	434,561	14,514,337
RB Global, Inc.(a)	204,038	13,344,085
Restaurant Brands International, Inc.(a)	324,780	21,825,216
Royal Bank of Canada(a)	346,745	27,697,991
Stantec, Inc.	88,872	5,436,300
TC Energy Corp.(a)	1,106,617	38,122,956
TELUS Corp.(a)	2,276,118	36,691,022
TFI International, Inc.	50,775	5,616,731
Toronto-Dominion Bank (The)(a)	538,910	30,092,734

		528,393,597

Denmark-0.91%
Novo Nordisk A/S, ADR	85,448	8,251,713

Germany-2.59%
Fresenius Medical Care AG& Co. KGaA, ADR(a)	757,064	12,589,974
SAP SE, ADR(a)	82,029	10,991,886

		23,581,860

India-2.05%
Infosys Ltd., ADR	986,807	16,203,371
Reliance Industries Ltd., GDR(b)	46,091	2,516,569

		18,719,940

Japan-6.07%
Mitsubishi UFJ Financial Group, Inc., ADR	2,606,464	21,894,298
Sony Group Corp., ADR	56,210	4,668,240
Sumitomo Mitsui Financial Group, Inc., ADR(a)	2,968,710	28,707,426

		55,269,964

Mexico-2.47%
America Movil S.A.B. de C.V., ADR	1,353,778	22,472,715

Investment Abbreviations:

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

	Shares	Value
Spain-3.54%
Atlantica Sustainable Infrastructure PLC	1,780,708	$32,248,622

Switzerland-3.82%
Logitech International S.A., Class R(a)	146,608	11,527,787
Novartis AG, ADR	248,879	23,290,097

		34,817,884

United Kingdom-7.62%
Diageo PLC, ADR(a)	105,995	16,270,232
National Grid PLC, ADR(a)	607,769	36,557,305
RELX PLC, ADR	477,323	16,634,707

		69,462,244

United States-8.32%
Amdocs Ltd.	150,280	12,046,445
CRH PLC	275,699	14,769,195
Linde PLC	23,397	8,941,398
Sanofi, ADR	482,355	21,826,564
Waste Connections, Inc.	38,837	5,029,391
Willis Towers Watson PLC	55,854	13,175,400

		75,788,393

Total Common Stocks & Other Equity Interests (Cost $956,778,243)		910,144,126

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(c)(d) (Cost $545,368)	545,368	545,368

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $957,323,611)		910,689,494

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.84%
Invesco Private Government Fund, 5.32%(c)(d)(e)	37,111,427	37,111,427
Invesco Private Prime Fund, 5.53%(c)(d)(e)	98,080,118	98,089,926

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $135,198,031)		135,201,353

TOTAL INVESTMENTS IN SECURITIES-114.81% (Cost $1,092,521,642)		1,045,890,847
OTHER ASSETS LESS LIABILITIES-(14.81)%		(134,924,701)

NET ASSETS-100.00%		$910,966,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco International Dividend AchieversTM ETF (PID)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2023.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2023 represented less than 1% of the Fund’s Net Assets.

(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$15,238,305	$(14,692,937)	$-	$-	$545,368	$5,801

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	32,341,411	273,377,734	(268,607,718)	-	-	37,111,427	1,053,338	*

Invesco Private Prime Fund	83,231,809	618,559,676	(603,724,912)	3,932	19,421	98,089,926	2,848,693	*

Total	$115,573,220	$907,175,715	$(887,025,567)	$3,932	$19,421	$135,746,721	$3,907,832

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2023

Utilities	19.95

Financials	17.90

Energy	13.41

Communication Services	10.35

Materials	10.24

Health Care	7.25

Information Technology	7.16

Industrials	6.55

Consumer Discretionary	4.91

Sector Types Each Less Than 3%	2.19

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

(This Page Intentionally Left Blank)

23

Statements of Assets and Liabilities

October 31, 2023

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)
Assets:
Unaffiliated investments in securities, at value(a)	$1,416,094,192	$578,680,928	$248,064,705	$873,276,415
Affiliated investments in securities, at value	93,079,567	35,708,207	2,474,432	29,273,505
Cash	-	334	-	-
Foreign currencies, at value	-	-	-	-
Receivable for:
Dividends	1,728,598	553,279	595,678	3,307,339
Securities lending	13,556	3,260	2,250	98,980
Investments sold	264,740,302	2,504,008	1,217,913	12,840,789
Foreign tax reclaims	-	-	-	-
Other assets	30,206	20,929	-	20,702

Total assets	1,775,686,421	617,470,945	252,354,978	918,817,730

Liabilities:
Due to custodian	106	-	-	-
Payable for:
Investments purchased	12,081,597	-	-	12,878,535
Collateral upon return of securities loaned	91,599,135	35,347,119	2,341,843	29,139,229
Fund shares repurchased	254,275,518	2,515,022	1,221,490	-
Expenses recaptured	9,628	1,107	-	-
Accrued unitary management fees	-	-	14,889	-
Accrued advisory fees	723,395	199,065	-	383,819
Accrued trustees’ and officer’s fees	187,475	83,725	-	261,728
Accrued expenses	1,035,178	510,105	-	634,920

Total liabilities	359,912,032	38,656,143	3,578,222	43,298,231

Net Assets	$1,415,774,389	$578,814,802	$248,776,756	$875,519,499

Net assets consist of:
Shares of beneficial interest	$2,094,664,164	$522,248,898	$291,362,549	$1,305,017,731
Distributable earnings (loss)	(678,889,775)	56,565,904	(42,585,793)	(429,498,232)

Net Assets	$1,415,774,389	$578,814,802	$248,776,756	$875,519,499

Shares outstanding (unlimited amount authorized, $0.01 par value)	16,470,000	16,110,000	6,110,000	66,200,000
Net asset value	$85.96	$35.93	$40.72	$13.23

Market price	$85.94	$35.93	$40.69	$13.22

Unaffiliated investments in securities, at cost	$1,557,414,919	$532,528,340	$278,982,926	$1,127,466,034

Affiliated investments in securities, at cost	$93,078,981	$35,708,203	$2,474,432	$29,272,653

Foreign currencies, at cost	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$90,213,075	$34,986,662	$2,314,560	$28,415,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)

$1,183,581,968	$910,144,126
88,131,105	135,746,721
-	-
-	901,761

3,036,653	538,148
15,305	123,403
-	-
-	580,662
22,542	24,295

1,274,787,573	1,048,059,116

911,819	599,338

-	-
88,130,863	135,198,031
-	-
-	-
-	-
413,138	326,042
109,182	161,870
898,293	807,689

90,463,295	137,092,970

$1,184,324,278	$910,966,146

$1,576,549,129	$1,399,169,222
(392,224,851)	(488,203,076)

$1,184,324,278	$910,966,146

64,820,000	56,710,000
$18.27	$16.06

$18.27	$16.05

$1,348,258,383	$956,778,243

$88,130,863	$135,743,399

$-	$903,054

$82,009,250	$132,227,844

25

Statements of Operations

For the six months ended October 31, 2023

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)	Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)
Investment income:
Unaffiliated dividend income	$12,310,738	$7,666,137	$4,992,419	$34,913,134	$34,226,718	$23,840,340
Affiliated dividend income	35,246	8,760	4,065	126,122	1,949,002	5,801
Securities lending income, net	77,302	47,394	25,090	667,328	75,374	1,121,463
Foreign withholding tax	(5,711)	(393)	-	-	-	(2,091,802)

Total investment income	12,417,575	7,721,898	5,021,574	35,706,584	36,251,094	22,875,802

Expenses:
Unitary management fees	-	-	92,827	-	-	-
Advisory fees	3,294,123	1,286,352	-	2,537,965	2,662,870	2,132,969
Sub-licensing fees	658,815	321,582	-	152,185	665,705	533,233
Accounting & administration fees	45,559	29,530	-	49,028	50,798	32,848
Custodian & transfer agent fees	4,936	3,410	-	7,634	13,570	32,658
Trustees’ and officer’s fees	12,521	8,276	-	14,303	11,974	11,292
Other expenses	67,706	50,029	-	79,812	69,147	68,759

Total expenses	4,083,660	1,699,179	92,827	2,840,927	3,474,064	2,811,759

Less: Waivers	(746)	(198)	(100)	(2,391)	(480)	(183)

Net expenses	4,082,914	1,698,981	92,727	2,838,536	3,473,584	2,811,576

Net investment income	8,334,661	6,022,917	4,928,847	32,868,048	32,777,510	20,064,226

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,223,202)	108,876	(2,659,255)	(37,885,261)	(51,655,914)	4,514,659
Affiliated investment securities	(8,205)	(1,608)	3,399	306	55,650,367	19,421
In-kind redemptions	12,100,579	38,261,385	6,591,967	(3,490,418)	29,832,639	14,174,319
Foreign currencies	-	-	-	-	-	(22,160)

Net realized gain (loss)	10,869,172	38,368,653	3,936,111	(41,375,373)	33,827,092	18,686,239

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(79,886,134)	(59,897,945)	(21,152,221)	(74,701,183)	(149,711,442)	(146,469,296)
Affiliated investment securities	11,349	668	-	2,490	2,908	3,932
Foreign currencies	-	-	-	-	-	(1,808)

Change in net unrealized appreciation (depreciation)	(79,874,785)	(59,897,277)	(21,152,221)	(74,698,693)	(149,708,534)	(146,467,172)

Net realized and unrealized gain (loss)	(69,005,613)	(21,528,624)	(17,216,110)	(116,074,066)	(115,881,442)	(127,780,933)

Net increase (decrease) in net assets resulting from operations	$(60,670,952)	$(15,505,707)	$(12,287,263)	$(83,206,018)	$(83,103,932)	$(107,716,707)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

(This Page Intentionally Left Blank)

27

Statements of Changes in Net Assets

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)		Invesco Dividend AchieversTM ETF (PFM)
	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023

Operations:

Net investment income	$8,334,661	$15,854,110	$6,022,917	$12,972,993

Net realized gain (loss)	10,869,172	(3,119,684)	38,368,653	22,202,352

Change in net unrealized appreciation (depreciation)	(79,874,785)	47,162,321	(59,897,277)	(12,547,603)

Net increase (decrease) in net assets resulting from operations	(60,670,952)	59,896,747	(15,505,707)	22,627,742

Distributions to Shareholders from:

Distributable earnings	(7,173,780)	(16,348,748)	(6,063,897)	(13,464,204)

Shareholder Transactions:

Proceeds from shares sold	841,558,055	743,282,119	49,814,947	59,714,340

Value of shares repurchased	(319,652,382)	(1,177,563,994)	(129,369,971)	(93,589,004)

Net increase (decrease) in net assets resulting from share transactions	521,905,673	(434,281,875)	(79,555,024)	(33,874,664)

Net increase (decrease) in net assets	454,060,941	(390,733,876)	(101,124,628)	(24,711,126)

Net assets:

Beginning of period	961,713,448	1,352,447,324	679,939,430	704,650,556

End of period	$1,415,774,389	$961,713,448	$578,814,802	$679,939,430

Changes in Shares Outstanding:

Shares sold	9,020,000	8,770,000	1,350,000	1,660,000

Shares repurchased	(3,700,000)	(13,620,000)	(3,450,000)	(2,620,000)

Shares outstanding, beginning of period	11,150,000	16,000,000	18,210,000	19,170,000

Shares outstanding, end of period	16,470,000	11,150,000	16,110,000	18,210,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Dow Jones Industrial Average Dividend ETF (DJD)		Invesco Financial Preferred ETF (PGF)		Invesco High Yield Equity Dividend AchieversTM ETF (PEY)		Invesco International Dividend AchieversTM ETF (PID)
Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023

$4,928,847	$9,127,148	$32,868,048	$66,247,593	$32,777,510	$59,410,800	$20,064,226	$30,155,373

3,936,111	4,022,992	(41,375,373)	(119,714,791)	33,827,092	(19,358,811)	18,686,239	(37,183,732)

(21,152,221)	(11,510,024)	(74,698,693)	55,246,727	(149,708,534)	(62,224,125)	(146,467,172)	47,631,143

(12,287,263)	1,640,116	(83,206,018)	1,779,529	(83,103,932)	(22,172,136)	(107,716,707)	40,602,784

(4,996,833)	(8,679,403)	(29,885,624)	(67,814,596)	(31,160,141)	(59,133,912)	(20,309,993)	(30,709,658)

44,362,492	200,291,700	12,299,214	103,616,841	76,406,232	637,280,106	30,372,079	309,440,797

(55,915,809)	(121,397,362)	(128,568,192)	(274,009,942)	(220,109,658)	(266,937,388)	(77,351,399)	(8,781,817)

(11,553,317)	78,894,338	(116,268,978)	(170,393,101)	(143,703,426)	370,342,718	(46,979,320)	300,658,980

(28,837,413)	71,855,051	(229,360,620)	(236,428,168)	(257,967,499)	289,036,670	(175,006,020)	310,552,106

277,614,169	205,759,118	1,104,880,119	1,341,308,287	1,442,291,777	1,153,255,107	1,085,972,166	775,420,060

$248,776,756	$277,614,169	$875,519,499	$1,104,880,119	$1,184,324,278	$1,442,291,777	$910,966,146	$1,085,972,166

1,040,000	4,570,000	850,000	6,750,000	3,840,000	30,470,000	1,700,000	17,980,000

(1,310,000)	(2,780,000)	(9,200,000)	(18,100,000)	(11,210,000)	(13,160,000)	(4,640,000)	(520,000)

6,380,000	4,590,000	74,550,000	85,900,000	72,190,000	54,880,000	59,650,000	42,190,000

6,110,000	6,380,000	66,200,000	74,550,000	64,820,000	72,190,000	56,710,000	59,650,000

29

Financial Highlights

Invesco BuyBack AchieversTM ETF (PKW)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$86.25		$84.53	$87.65	$54.42	$63.60	$56.93

Net investment income(a)	0.57		1.06	0.76	0.88	1.01	0.73
Net realized and unrealized gain (loss) on investments	(0.38)		1.78	(3.16)	33.35	(9.13)	6.67

Total from investment operations	0.19		2.84	(2.40)	34.23	(8.12)	7.40

Distributions to shareholders from:
Net investment income	(0.48)		(1.12)	(0.72)	(1.00)	(1.06)	(0.73)

Net asset value at end of period	$85.96		$86.25	$84.53	$87.65	$54.42	$63.60

Market price at end of period(b)	$85.94		$86.25	$84.50	$87.72	$54.45	$63.62

Net Asset Value Total Return(c)	0.20%		3.45%	(2.79)%	63.54%	(12.81)%	13.16%
Market Price Total Return(c)	0.18%		3.48%	(2.90)%	63.58%	(12.79)%	13.16%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,415,774		$961,713	$1,352,447	$1,844,119	$718,331	$1,313,404
Ratio to average net assets of:
Expenses	0.62	%(d)	0.62%	0.61%	0.64%	0.62%	0.62%
Net investment income	1.27	%(d)	1.26%	0.83%	1.27%	1.60%	1.25%
Portfolio turnover rate(e)	2%		60%	80%	93%	56%	76%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights–(continued)

Invesco Dividend AchieversTM ETF (PFM)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$37.34		$36.76	$35.90	$27.27	$28.52	$25.22

Net investment income(a)	0.35		0.68	0.68	0.62	0.61	0.59
Net realized and unrealized gain (loss) on investments	(1.40)		0.61	0.90	8.61	(1.20)	3.29

Total from investment operations	(1.05)		1.29	1.58	9.23	(0.59)	3.88

Distributions to shareholders from:
Net investment income	(0.36)		(0.71)	(0.72)	(0.60)	(0.66)	(0.58)

Net asset value at end of period	$35.93		$37.34	$36.76	$35.90	$27.27	$28.52

Market price at end of period(b)	$35.93		$37.33	$36.78	$35.90	$27.31	$28.52

Net Asset Value Total Return(c)	(2.86)%		3.64%	4.40%	34.21%	(2.04)%	15.63%
Market Price Total Return(c)	(2.84)%		3.56%	4.46%	34.02%	(1.89)%	15.53%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$578,815		$679,939	$704,651	$614,955	$306,780	$299,475
Ratio to average net assets of:
Expenses	0.53	%(d)	0.53%	0.52%	0.53%	0.53%	0.54%
Net investment income	1.87	%(d)	1.89%	1.80%	1.97%	2.13%	2.22%
Portfolio turnover rate(e)	1%		8%	12%	28%	20%	13%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights–(continued)

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$43.51		$44.83	$43.47	$33.17	$36.98		$33.32

Net investment income(a)	0.79		1.51	1.36	1.27	1.10		0.91
Net realized and unrealized gain (loss) on investments	(2.77)		(1.42)	1.29	10.40	(3.80)		3.74

Total from investment operations	(1.98)		0.09	2.65	11.67	(2.70)		4.65

Distributions to shareholders from:
Net investment income	(0.81)		(1.41)	(1.29)	(1.37)	(1.11)		(0.99)

Net asset value at end of period	$40.72		$43.51	$44.83	$43.47	$33.17		$36.98

Market price at end of period(b)	$40.69		$43.51	$44.82	$43.52	$33.21		$37.02

Net Asset Value Total Return(c)	(4.62)%		0.37%	6.19%	36.03%	(7.33)%		14.24%
Market Price Total Return(c)	(4.69)%		0.39%	6.04%	36.03%	(7.32)%		14.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$248,777		$277,614	$205,759	$154,758	$116,108		$73,967
Ratio to average net assets of:
Expenses, after Waivers	0.07	%(d)	0.07%	0.07%	0.07%	0.08	%(e)	0.09%
Expenses, prior to Waivers	0.07	%(d)	0.07%	0.07%	0.07%	0.08	%(e)	0.10%
Net investment income	3.72	%(d)	3.50%	3.04%	3.43%	3.04	%(e)	2.62%
Portfolio turnover rate(f)	10%		20%	15%	50%	14%		20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco Financial Preferred ETF (PGF)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$14.82		$15.61	$18.89	$18.05	$18.33	$18.32

Net investment income(a)	0.46		0.84	0.87	0.94	0.94	0.97
Net realized and unrealized gain (loss) on investments	(1.63)		(0.77)	(3.28)	0.82	(0.27)	0.05

Total from investment operations	(1.17)		0.07	(2.41)	1.76	0.67	1.02

Distributions to shareholders from:
Net investment income	(0.42)		(0.86)	(0.87)	(0.92)	(0.95)	(1.01)

Net asset value at end of period	$13.23		$14.82	$15.61	$18.89	$18.05	$18.33

Market price at end of period(b)	$13.22		$14.83	$15.55	$18.96	$18.07	$18.35

Net Asset Value Total Return(c)	(8.02)%		0.46%	(13.34)%	9.94%	3.78%	5.79%
Market Price Total Return(c)	(8.15)%		0.92%	(13.99)%	10.22%	3.77%	5.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$875,519		$1,104,880	$1,341,308	$1,827,087	$1,462,590	$1,385,773
Ratio to average net assets of:
Expenses	0.56	%(d)	0.56%	0.57%	0.62%	0.61%	0.62%
Net investment income	6.48	%(d)	5.45%	4.71%	5.02%	5.10%	5.35%
Portfolio turnover rate(e)	21%		15%	23%	23%	31%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$19.98		$21.01	$20.66	$14.21	$18.25	$17.12

Net investment income(a)	0.48		0.87	0.85	0.69	0.75	0.63
Net realized and unrealized gain (loss) on investments	(1.73)		(1.04)	0.33	6.51	(4.03)	1.17

Total from investment operations	(1.25)		(0.17)	1.18	7.20	(3.28)	1.80

Distributions to shareholders from:
Net investment income	(0.46)		(0.86)	(0.83)	(0.75)	(0.76)	(0.67)

Net asset value at end of period	$18.27		$19.98	$21.01	$20.66	$14.21	$18.25

Market price at end of period(b)	$18.27		$19.97	$21.03	$20.65	$14.24	$18.26

Net Asset Value Total Return(c)	(6.36)%		(0.81)%	5.87%	52.20%	(18.57)%	10.79%
Market Price Total Return(c)	(6.31)%		(0.96)%	6.01%	51.80%	(18.44)%	10.86%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,184,324		$1,442,292	$1,153,255	$929,479	$630,938	$834,224
Ratio to average net assets of:
Expenses	0.52	%(d)	0.52%	0.52%	0.53%	0.52%	0.53%
Net investment income	4.92	%(d)	4.25%	4.07%	4.20%	4.30%	3.58%
Portfolio turnover rate(e)	25%		57%	49%	74%	51%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco International Dividend AchieversTM ETF (PID)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023		2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$18.21		$18.38		$17.28	$12.12	$16.44	$15.92

Net investment income(a)	0.33		0.60		0.51	0.45	0.61	0.58
Net realized and unrealized gain (loss) on investments	(2.14)		(0.16	)(b)	1.21	5.21	(4.20)	0.48

Total from investment operations	(1.81)		0.44		1.72	5.66	(3.59)	1.06

Distributions to shareholders from:
Net investment income	(0.34)		(0.61)		(0.62)	(0.50)	(0.73)	(0.54)

Net asset value at end of period	$16.06		$18.21		$18.38	$17.28	$12.12	$16.44

Market price at end of period(c)	$16.05		$18.22		$18.40	$17.25	$12.07	$16.45

Net Asset Value Total Return(d)	(10.13)%		2.74%		10.11%	47.87%	(22.71)%	6.99%
Market Price Total Return(d)	(10.23)%		2.68%		10.43%	48.23%	(23.07)%	7.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$910,966		$1,085,972		$775,420	$579,570	$510,252	$766,283
Ratio to average net assets of:
Expenses	0.53	%(e)	0.53%		0.53%	0.56%	0.53%	0.54%
Net investment income	3.76	%(e)	3.47%		2.79%	3.18%	3.92%	3.70%
Portfolio turnover rate(f)	17%		38%		44%	69%	45%	47%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco BuyBack AchieversTM ETF (PKW)	“BuyBack AchieversTM ETF”

Invesco Dividend AchieversTM ETF (PFM)	“Dividend AchieversTM ETF”

Invesco Dow Jones Industrial Average Dividend ETF (DJD)	“Dow Jones Industrial Average Dividend ETF”

Invesco Financial Preferred ETF (PGF)	“Financial Preferred ETF”

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	“High Yield Equity Dividend AchieversTM ETF”

Invesco International Dividend AchieversTM ETF (PID)	“International Dividend AchieversTM ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

BuyBack AchieversTM ETF	NASDAQ US BuyBack AchieversTM Index

Dividend AchieversTM ETF	NASDAQ US Broad Dividend AchieversTM Index

Dow Jones Industrial Average Dividend ETF	Dow Jones Industrial Average Yield Weighted

Financial Preferred ETF	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index

High Yield Equity Dividend AchieversTM ETF	NASDAQ US Dividend AchieversTM 50 Index

International Dividend AchieversTM ETF	NASDAQ International Dividend AchieversTM Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

36

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

37

income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for Financial Preferred ETF and High Yield Equity Dividend Achievers™ ETF, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest

38

income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2023, the Funds did not enter into any closing agreements.

G.

Expenses - Each Fund (except for Dow Jones Industrial Average Dividend ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Dow Jones Industrial Average Dividend ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee, are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be

39

indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

BuyBack AchieversTM ETF	$4,284

Dividend AchieversTM ETF	3,114

Dow Jones Industrial Average Dividend ETF	944

Financial Preferred ETF	64,423

High Yield Equity Dividend AchieversTM ETF	4,145

International Dividend AchieversTM ETF	105,655

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

L.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts,

40

may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Dividend Paying Security Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

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LIBOR Transition Risk. Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. The FCA will permit the use of synthetic USD LIBOR rates for non-U.S. contracts for a limited period of time after June 30, 2023, but any such rates would be considered non-representative of the underlying market.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory

42

Agreement, each Fund (except Dow Jones Industrial Average Dividend ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM ETF and Financial Preferred ETF, each of which accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, Dow Jones Industrial Average Dividend ETF accrues daily and pays monthly to the Adviser, an annual unitary management fee of 0.07% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Dow Jones Industrial Average Dividend ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Dow Jones Industrial Average Dividend ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for BuyBack Achievers™ ETF and Financial Preferred ETF) (the “Expense Cap”), through at least August 31, 2025. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2025. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. For each Fund (excluding the Dow Jones Industrial Average Dividend ETF), the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.

Further, through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2023, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

BuyBack AchieversTM ETF	$746

Dividend AchieversTM ETF	198

Dow Jones Industrial Average Dividend ETF	100

Financial Preferred ETF	2,391

High Yield Equity Dividend AchieversTM ETF	480

International Dividend AchieversTM ETF	183

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

There are no amounts available for potential recapture by the Adviser as of October 31, 2023.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

BuyBack AchieversTM ETF	Nasdaq, Inc.

Dividend AchieversTM ETF	Nasdaq, Inc.

Dow Jones Industrial Average Dividend ETF	S&P Dow Jones Indices LLC

Financial Preferred ETF	ICE Data Indices, LLC

High Yield Equity Dividend AchieversTM ETF	Nasdaq, Inc.

International Dividend AchieversTM ETF	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Dow Jones Industrial Average Dividend ETF) are required to pay the sub-licensing fees

43

that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

BuyBack AchieversTM ETF	$5,339

Dividend AchieversTM ETF	695

Dow Jones Industrial Average Dividend ETF	501

High Yield Equity Dividend AchieversTM ETF	12,876

International Dividend AchieversTM ETF	31,086

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

BuyBack AchieversTM ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,416,094,192	$0	$-	$1,416,094,192

Money Market Funds	1,479,846	91,599,721	-	93,079,567

Total Investments	$1,417,574,038	$91,599,721	$-	$1,509,173,759

Dividend AchieversTM ETF

Investments in Securities

Common Stocks & Other Equity Interests	$578,680,928	$-	$-	$578,680,928

Money Market Funds	361,084	35,347,123	-	35,708,207

Total Investments	$579,042,012	$35,347,123	$-	$614,389,135

Dow Jones Industrial Average Dividend ETF

Investments in Securities

Common Stocks & Other Equity Interests	$248,064,705	$-	$-	$248,064,705

Money Market Funds	132,589	2,341,843	-	2,474,432

Total Investments	$248,197,294	$2,341,843	$-	$250,539,137

44

	Level 1	Level 2	Level 3	Total

Financial Preferred ETF

Investments in Securities

Preferred Stocks	$873,276,415	$-	$-	$873,276,415

Money Market Funds	133,424	29,140,081	-	29,273,505

Total Investments	$873,409,839	$29,140,081	$-	$902,549,920

High Yield Equity Dividend AchieversTM ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,183,581,968	$-	$-	$1,183,581,968

Money Market Funds	-	88,131,105	-	88,131,105

Total Investments	$1,183,581,968	$88,131,105	$-	$1,271,713,073

International Dividend AchieversTM ETF

Investments in Securities

Common Stocks & Other Equity Interests	$910,144,126	$-	$-	$910,144,126

Money Market Funds	545,368	135,201,353	-	135,746,721

Total Investments	$910,689,494	$135,201,353	$-	$1,045,890,847

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

BuyBack AchieversTM ETF	$381,130,046	$163,371,102	$544,501,148

Dividend AchieversTM ETF	3,130,908	12,845,514	15,976,422

Dow Jones Industrial Average Dividend ETF	4,996,945	8,182,978	13,179,923

Financial Preferred ETF	12,429,581	119,246,543	131,676,124

High Yield Equity Dividend AchieversTM ETF	89,623,775	157,945,233	247,569,008

International Dividend AchieversTM ETF	194,403,696	250,486,622	444,890,318

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended October 31, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

BuyBack AchieversTM ETF	$33,604,438	$26,271,764

Dividend AchieversTM ETF	7,509,119	8,630,983

Dow Jones Industrial Average Dividend ETF	25,046,221	25,307,705

Financial Preferred ETF	222,270,967	206,145,415

High Yield Equity Dividend AchieversTM ETF	324,354,490	324,574,141

International Dividend AchieversTM ETF	181,667,213	182,180,368

45

For the six months ended October 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

BuyBack AchieversTM ETF	$835,128,060	$318,365,506

Dividend AchieversTM ETF	48,949,604	127,046,654

Dow Jones Industrial Average Dividend ETF	44,135,002	55,626,455

Financial Preferred ETF	12,130,230	127,254,114

High Yield Equity Dividend AchieversTM ETF	76,323,267	218,220,000

International Dividend AchieversTM ETF	30,370,755	77,327,114

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of October 31, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

BuyBack AchieversTM ETF	$39,253,791	$(186,035,440)	$(146,781,649)	$1,655,955,408

Dividend AchieversTM ETF	81,120,639	(45,917,146)	35,203,493	579,185,642

Dow Jones Industrial Average Dividend ETF	5,996,443	(40,048,029)	(34,051,586)	284,590,723

Financial Preferred ETF	852	(259,189,820)	(259,188,968)	1,161,738,888

High Yield Equity Dividend AchieversTM ETF	28,802,090	(210,495,186)	(181,693,096)	1,453,406,169

International Dividend AchieversTM ETF	70,948,510	(132,198,043)	(61,249,533)	1,107,140,380

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Dow Jones Industrial Average Dividend ETF. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

46

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Dow Jones Industrial Average Dividend ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Dow Jones Industrial Average Dividend ETF, you incur a unitary management fee. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BuyBack AchieversTM ETF (PKW)

Actual	$1,000.00	$1,002.00	0.62%	$3.12

Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.62	3.15

Invesco Dividend AchieversTM ETF (PFM)

Actual	1,000.00	971.40	0.53	2.63

Hypothetical (5% return before expenses)	1,000.00	1,022.47	0.53	2.69

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

Actual	1,000.00	953.80	0.07	0.34

Hypothetical (5% return before expenses)	1,000.00	1,024.78	0.07	0.36

Invesco Financial Preferred ETF (PGF)

Actual	1,000.00	919.80	0.56	2.70

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.56	2.85

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

Actual	1,000.00	936.40	0.52	2.53

Hypothetical (5% return before expenses)	1,000.00	1,022.52	0.52	2.64

47

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco International Dividend AchieversTM ETF (PID)

Actual	$1,000.00	$ 898.70	0.53%	$2.53

Hypothetical (5% return before expenses)	1,000.00	1,022.47	0.53	2.69

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

48

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders October 31, 2023

BMVP Invesco Bloomberg MVP Multi-factor ETF (formerly, Invesco Dynamic Market ETF)

PRF Invesco FTSE RAFI US 1000 ETF

PRFZ Invesco FTSE RAFI US 1500 Small-Mid ETF

Table of Contents

Schedules of Investments

2

Invesco Bloomberg MVP Multi-factor ETF (BMVP)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-7.29%
Alphabet, Inc., Class A(b)	12,193	$1,512,907
Charter Communications, Inc., Class A(b)	3,625	1,460,150
Comcast Corp., Class A	35,979	1,485,573
Omnicom Group, Inc.(c)	21,421	1,604,647

		6,063,277

Consumer Discretionary-7.43%
NVR, Inc.(b)	268	1,450,582
PulteGroup, Inc.	21,599	1,589,470
Stellantis N.V.(c)	83,398	1,557,875
TJX Cos., Inc. (The)	17,950	1,580,857

		6,178,784

Consumer Staples-7.55%
Altria Group, Inc.	37,943	1,524,170
Kimberly-Clark Corp.	13,203	1,579,607
PepsiCo, Inc.	9,439	1,541,200
Walmart, Inc.	9,976	1,630,178

		6,275,155

Energy-5.61%
Marathon Petroleum Corp.	10,542	1,594,477
Phillips 66	13,312	1,518,500
Targa Resources Corp.	18,613	1,556,233

		4,669,210

Financials-14.39%
American Express Co.	10,693	1,561,499
Ameriprise Financial, Inc.	4,851	1,525,979
Apollo Global Management, Inc.	17,819	1,379,903
FleetCor Technologies, Inc.(b)(c)	6,264	1,410,465
Marsh & McLennan Cos., Inc.	8,384	1,590,026
Mastercard, Inc., Class A	4,030	1,516,691
Raymond James Financial, Inc.	15,926	1,519,977
Synchrony Financial	52,320	1,467,576

		11,972,116

Health Care-13.57%
Amgen, Inc.	5,937	1,518,091
Cardinal Health, Inc.(c)	18,379	1,672,489
Cencora, Inc.(c)	8,866	1,641,540
Gilead Sciences, Inc.	21,292	1,672,274
Johnson & Johnson	10,243	1,519,446
Laboratory Corp. of America Holdings	7,955	1,588,852
McKesson Corp.	3,669	1,670,716

		11,283,408

Industrials-16.15%
Broadridge Financial Solutions, Inc.	8,910	1,520,403
Builders FirstSource, Inc.(b)	12,848	1,394,265
Caterpillar, Inc.	5,859	1,324,427
Delta Air Lines, Inc.	43,228	1,350,875
Expeditors International of Washington, Inc.(c)	13,919	1,520,651
Ferguson PLC	9,725	1,460,695
Lockheed Martin Corp.	3,899	1,772,641
PACCAR, Inc.	18,812	1,552,554
Verisk Analytics, Inc.	6,770	1,539,227

		13,435,738

	Shares	Value
Information Technology-11.11%
Applied Materials, Inc.	11,552	$1,528,907
CDW Corp.	7,927	1,588,571
Cisco Systems, Inc.	29,676	1,547,010
International Business Machines Corp.(c)	11,371	1,644,701
NetApp, Inc.	21,025	1,530,199
VMware, Inc., Class A(b)(c)	9,607	1,399,260

		9,238,648

Materials-5.52%
Amcor PLC	174,609	1,552,274
LyondellBasell Industries N.V., Class A	16,889	1,524,063
Nucor Corp.	10,230	1,511,892

		4,588,229

Real Estate-5.66%
Iron Mountain, Inc.	26,837	1,585,262
Simon Property Group, Inc.	14,805	1,626,921
Weyerhaeuser Co.	52,166	1,496,643

		4,708,826

Utilities-5.70%
CenterPoint Energy, Inc.	59,423	1,597,290
DTE Energy Co.	16,110	1,552,682
Edison International	25,208	1,589,617

		4,739,589

Total Common Stocks & Other Equity Interests (Cost $84,952,598)		83,152,980

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $1,326)	1,326	1,326

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $84,953,924)		83,154,306

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.06%
Invesco Private Government Fund, 5.32%(d)(e)(f)	2,108,945	2,108,945
Invesco Private Prime Fund, 5.53%(d)(e)(f)	5,424,452	5,424,994

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,534,366)		7,533,939

TOTAL INVESTMENTS IN SECURITIES-109.04% (Cost $92,488,290)		90,688,245
OTHER ASSETS LESS LIABILITIES-(9.04)%		(7,518,089)

NET ASSETS-100.00%		$83,170,156

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg MVP Multi-factor ETF (BMVP)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$62,302	$2,037,052	$(2,098,028)	$-	$-	$1,326	$3,120

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,730,945	21,555,087	(23,177,087)	-	-	2,108,945	41,348	*

Invesco Private Prime Fund	10,362,693	44,262,082	(49,198,905)	(226)	(650)	5,424,994	111,944	*

Total	$14,155,940	$67,854,221	$(74,474,020)	$(226)	$(650)	$7,535,265	$156,412

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Industrials	16.15

Financials	14.39

Health Care	13.57

Information Technology	11.11

Consumer Staples	7.55

Consumer Discretionary	7.43

Communication Services	7.29

Utilities	5.70

Real Estate	5.66

Energy	5.61

Materials	5.52

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco FTSE RAFI US 1000 ETF (PRF)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-9.39%
Alphabet, Inc., Class A(b)	545,365	$67,668,889
Alphabet, Inc., Class C(b)	487,934	61,138,130
AMC Networks, Inc., Class A(b)(c)	27,393	323,237
AT&T, Inc.	4,449,811	68,527,089
Cable One, Inc.(c)	1,171	643,898
Charter Communications, Inc., Class A(b)	34,871	14,046,039
Cinemark Holdings, Inc.(b)(c)	65,526	1,080,524
Comcast Corp., Class A	1,403,082	57,933,256
DISH Network Corp., Class A(b)(c)	241,841	1,185,021
Electronic Arts, Inc.	23,647	2,927,262
Fox Corp., Class A(c)	69,687	2,117,788
Fox Corp., Class B	33,755	942,102
Frontier Communications Parent, Inc.(b)(c)	98,874	1,771,822
IAC, Inc.(b)	25,092	1,067,665
Interpublic Group of Cos., Inc. (The)(c)	90,713	2,576,249
Liberty Broadband Corp.(b)(d)	10,211	0
Liberty Broadband Corp., Class A(b)	2,291	190,886
Liberty Broadband Corp., Class C(b)	15,713	1,309,050
Liberty Global PLC, Class A (United Kingdom)(b)	149,138	2,320,587
Liberty Global PLC, Class C (United Kingdom)(b)(c)	230,413	3,907,805
Liberty Latin America Ltd., Class A(b)	32,246	220,240
Liberty Latin America Ltd., Class C(b)	122,841	841,461
Liberty Media Corp.-Liberty Formula One(b)	20,168	1,304,668
Liberty Media Corp.-Liberty Formula One(b)	2,115	121,718
Liberty Media Corp.-Liberty Live, Series A(b)(c)	7,085	221,335
Liberty Media Corp.-Liberty Live, Series C(b)	15,185	483,946
Liberty Media Corp.-Liberty SiriusXM, Series A(b)(c)	28,031	686,479
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	57,433	1,409,980
Lions Gate Entertainment Corp., Class A(b)	23,420	184,081
Lions Gate Entertainment Corp., Class B(b)	48,875	364,608
Live Nation Entertainment, Inc.(b)	11,069	885,741
Lumen Technologies, Inc.(b)(c)	2,792,012	4,076,338
Match Group, Inc.(b)(c)	22,854	790,748
Meta Platforms, Inc., Class A(b)	305,487	92,034,069
Netflix, Inc.(b)	23,643	9,733,587
News Corp., Class A	90,222	1,865,791
News Corp., Class B(c)	28,172	604,008
Nexstar Media Group, Inc., Class A	8,559	1,198,945
Omnicom Group, Inc.	54,353	4,071,583
Paramount Global, Class B(c)	388,001	4,221,451
Spotify Technology S.A.(b)	8,782	1,446,922
Take-Two Interactive Software, Inc.(b)	13,633	1,823,414
TEGNA, Inc.	64,300	932,993
Telephone & Data Systems, Inc.	142,015	2,583,253
T-Mobile US, Inc.(b)	105,326	15,152,198
Verizon Communications, Inc.	2,110,339	74,136,209

	Shares	Value
Communication Services-(continued)
Walt Disney Co. (The)(b)	304,220	$24,821,310
Warner Bros Discovery, Inc.(b)	386,726	3,844,056

		541,738,431

Consumer Discretionary-8.92%
Abercrombie & Fitch Co., Class A(b)	24,081	1,464,606
Academy Sports & Outdoors, Inc.(c)	21,717	973,790
Adient PLC(b)	49,411	1,664,657
ADT, Inc.(c)	93,764	530,704
Advance Auto Parts, Inc.(c)	14,982	779,513
Airbnb, Inc., Class A(b)	6,198	733,161
Amazon.com, Inc.(b)	889,709	118,411,371
American Axle & Manufacturing Holdings, Inc.(b)(c)	101,346	684,085
American Eagle Outfitters, Inc.	60,071	1,049,440
Aptiv PLC(b)	37,124	3,237,213
Aramark	67,444	1,816,267
Asbury Automotive Group, Inc.(b)(c)	7,419	1,419,774
Autoliv, Inc. (Sweden)(c)	25,199	2,309,488
AutoNation, Inc.(b)	19,408	2,524,593
AutoZone, Inc.(b)	1,518	3,760,283
Bath & Body Works, Inc.	68,347	2,026,489
Best Buy Co., Inc.	90,341	6,036,586
Big Lots, Inc.(c)	69,498	316,911
Booking Holdings, Inc.(b)	2,429	6,775,841
BorgWarner, Inc.	69,380	2,560,122
Brunswick Corp.(c)	15,409	1,070,463
Burlington Stores, Inc.(b)(c)	7,253	877,831
Caesars Entertainment, Inc.(b)	36,098	1,439,949
Capri Holdings Ltd.(b)	32,916	1,684,641
CarMax, Inc.(b)(c)	69,909	4,270,741
Carnival Corp.(b)	428,257	4,907,825
Carter’s, Inc.(c)	12,300	826,068
Chipotle Mexican Grill, Inc.(b)	1,062	2,062,616
Coupang, Inc. (South Korea)(b)	57,184	972,128
Cracker Barrel Old Country Store, Inc.(c)	9,655	640,706
D.R. Horton, Inc.	62,623	6,537,841
Dana, Inc.	80,103	919,582
Darden Restaurants, Inc.	20,608	2,999,082
Deckers Outdoor Corp.(b)	2,353	1,404,882
Dick’s Sporting Goods, Inc.(c)	12,578	1,345,217
Domino’s Pizza, Inc.	3,279	1,111,548
eBay, Inc.	103,779	4,071,250
Expedia Group, Inc.(b)	19,880	1,894,365
Floor & Decor Holdings, Inc., Class A(b)(c)	7,851	646,922
Foot Locker, Inc.(c)	42,367	889,283
Ford Motor Co.	2,613,081	25,477,540
GameStop Corp., Class A(b)(c)	46,170	635,761
Gap, Inc. (The)(c)	140,925	1,803,840
Garmin Ltd.	26,638	2,731,194
General Motors Co.	903,174	25,469,507
Gentex Corp.	40,473	1,160,766
Genuine Parts Co.	23,807	3,067,770
G-III Apparel Group Ltd.(b)(c)	46,198	1,180,359
Goodyear Tire & Rubber Co. (The)(b)(c)	293,420	3,491,698
Graham Holdings Co., Class B	1,303	754,072
Group 1 Automotive, Inc.(c)	7,584	1,913,671
H&R Block, Inc.(c)	37,672	1,546,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Hanesbrands, Inc.(c)	343,834	$1,440,664
Harley-Davidson, Inc.	37,469	1,006,043
Hasbro, Inc.	40,285	1,818,868
Hilton Worldwide Holdings, Inc.	13,059	1,978,830
Home Depot, Inc. (The)	137,631	39,182,169
International Game Technology PLC(c)	28,167	716,005
KB Home	30,824	1,362,421
Kohl’s Corp.(c)	146,299	3,299,042
Las Vegas Sands Corp.	60,945	2,892,450
LCI Industries(c)	7,079	768,001
Lear Corp.	28,290	3,670,910
Leggett & Platt, Inc.(c)	50,474	1,182,606
Lennar Corp., Class A	63,188	6,740,896
Lennar Corp., Class B(c)	3,727	367,519
Light & Wonder, Inc.(b)(c)	17,544	1,282,642
Lithia Motors, Inc., Class A	9,858	2,387,706
LKQ Corp.	59,343	2,606,345
Lowe’s Cos., Inc.	92,264	17,582,750
lululemon athletica, inc.(b)	5,363	2,110,233
M.D.C. Holdings, Inc.	26,038	988,142
M/I Homes, Inc.(b)	15,082	1,237,780
Macy’s, Inc.(c)	220,637	2,687,359
Marriott International, Inc., Class A	21,558	4,064,976
Marriott Vacations Worldwide Corp.	6,492	583,371
Mattel, Inc.(b)	58,500	1,116,180
McDonald’s Corp.	74,694	19,582,526
Meritage Homes Corp.	13,518	1,541,322
MGM Resorts International	80,874	2,824,120
Mohawk Industries, Inc.(b)	30,295	2,435,112
Murphy USA, Inc.	5,882	2,133,343
Newell Brands, Inc.(c)	177,104	1,190,139
NIKE, Inc., Class B(c)	94,964	9,759,450
Nordstrom, Inc.(c)	88,830	1,241,843
Norwegian Cruise Line Holdings Ltd.(b)(c)	61,325	834,020
NVR, Inc.(b)	454	2,457,329
ODP Corp. (The)(b)	25,252	1,134,320
O’Reilly Automotive, Inc., Class R(b)	4,032	3,751,534
Penn Entertainment, Inc.(b)(c)	60,840	1,200,373
Penske Automotive Group, Inc.	9,012	1,289,437
Phinia, Inc.	13,887	359,396
Polaris, Inc.	14,073	1,216,189
Pool Corp.(c)	2,823	891,419
PulteGroup, Inc.	64,774	4,766,719
PVH Corp.	25,458	1,892,802
Qurate Retail, Inc., Class A(b)	891,791	393,012
Ralph Lauren Corp.	9,337	1,050,693
RH(b)(c)	2,636	574,543
Rivian Automotive, Inc., Class A(b)(c)	94,757	1,536,959
Ross Stores, Inc.	35,483	4,114,964
Royal Caribbean Cruises Ltd.(b)(c)	33,939	2,875,651
Sabre Corp.(b)(c)	149,449	523,072
Sally Beauty Holdings, Inc.(b)(c)	59,105	502,393
Service Corp.International(c)	22,690	1,234,790
Signet Jewelers Ltd.(c)	16,044	1,120,353
Six Flags Entertainment Corp.(b)(c)	27,815	553,519
Skechers U.S.A., Inc., Class A(b)	32,842	1,583,641
Sonic Automotive, Inc., Class A(c)	12,276	587,407
Starbucks Corp.	113,764	10,493,591
Tapestry, Inc.	54,201	1,493,780
Taylor Morrison Home Corp., Class A(b)	49,149	1,883,390

	Shares	Value
Consumer Discretionary-(continued)
Tempur Sealy International, Inc.	18,149	$724,690
Tesla, Inc.(b)	47,974	9,635,098
Texas Roadhouse, Inc.	7,707	782,569
Thor Industries, Inc.	20,223	1,778,208
TJX Cos., Inc. (The)	132,779	11,693,847
Toll Brothers, Inc.	34,817	2,461,910
TopBuild Corp.(b)	4,706	1,076,545
Tractor Supply Co.(c)	10,346	1,992,226
Travel + Leisure Co.	25,555	869,637
Tri Pointe Homes, Inc.(b)	54,197	1,358,177
Ulta Beauty, Inc.(b)	4,009	1,528,672
Under Armour, Inc., Class A(b)	52,577	360,152
Under Armour, Inc., Class C(b)(c)	54,686	351,631
Urban Outfitters, Inc.(b)	28,030	970,399
Vail Resorts, Inc.(c)	5,298	1,124,500
Valvoline, Inc.	21,041	624,286
VF Corp.(c)	158,159	2,329,682
Victoria’s Secret & Co.(b)(c)	33,313	595,636
Wayfair, Inc., Class A(b)(c)	19,415	827,273
Whirlpool Corp.(c)	34,102	3,565,705
Williams-Sonoma, Inc.	14,977	2,250,144
Wynn Resorts Ltd.	14,260	1,251,743
Yum! Brands, Inc.	27,334	3,303,587

		514,433,824

Consumer Staples-8.16%
Albertson’s Cos., Inc., Class A	136,778	2,968,083
Altria Group, Inc.	566,383	22,751,605
Archer-Daniels-Midland Co.	176,022	12,597,895
B&G Foods, Inc.(c)	70,442	568,467
BJ’s Wholesale Club Holdings, Inc.(b)	34,516	2,351,230
Brown-Forman Corp., Class B	18,118	1,017,507
Bunge Ltd.(c)	70,909	7,514,936
Campbell Soup Co.(c)	43,550	1,759,855
Casey’s General Stores, Inc.	8,575	2,331,628
Church & Dwight Co., Inc.	26,972	2,452,834
Clorox Co. (The)	18,631	2,192,869
Coca-Cola Co. (The)	526,043	29,716,169
Coca-Cola Europacific Partners PLC
(United Kingdom)	44,681	2,614,285
Colgate-Palmolive Co.	119,620	8,985,854
Conagra Brands, Inc.	126,215	3,453,242
Constellation Brands, Inc., Class A	21,091	4,938,458
Costco Wholesale Corp.	61,834	34,159,575
Darling Ingredients, Inc.(b)	25,254	1,118,500
Dollar General Corp.	30,249	3,600,841
Dollar Tree, Inc.(b)	39,979	4,441,267
Estee Lauder Cos., Inc. (The), Class A	14,349	1,849,156
Flowers Foods, Inc.	42,500	932,025
General Mills, Inc.	119,593	7,802,247
Herbalife Ltd.(b)(c)	65,547	934,045
Hershey Co. (The)	12,903	2,417,377
Hormel Foods Corp.	48,271	1,571,221
Ingredion, Inc.	21,326	1,995,687
JM Smucker Co. (The)	26,440	3,009,930
Kellanova	61,855	3,121,822
Keurig Dr Pepper, Inc.	174,328	5,287,368
Kimberly-Clark Corp.	70,717	8,460,582
Kraft Heinz Co. (The)	253,856	7,986,310
Kroger Co. (The)	408,223	18,521,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Lamb Weston Holdings, Inc.	12,748	$1,144,770
McCormick & Co., Inc.	34,157	2,182,632
Molson Coors Beverage Co., Class B	75,149	4,341,358
Mondelez International, Inc., Class A	216,790	14,353,666
Monster Beverage Corp.(b)	40,407	2,064,798
Nomad Foods Ltd. (United Kingdom)(b)	51,553	712,462
Nu Skin Enterprises, Inc., Class A	18,996	360,734
PepsiCo, Inc.	194,434	31,747,183
Performance Food Group Co.(b)	61,787	3,568,817
Philip Morris International, Inc.	332,038	29,604,508
Post Holdings, Inc.(b)(c)	14,065	1,129,138
Procter & Gamble Co. (The)	341,560	51,244,247
SpartanNash Co.	23,969	539,063
Spectrum Brands Holdings, Inc.	13,182	992,868
Sprouts Farmers Market, Inc.(b)(c)	38,692	1,625,838
Sysco Corp.	130,369	8,668,235
Target Corp.	117,435	13,010,624
TreeHouse Foods, Inc.(b)	21,730	905,924
Tyson Foods, Inc., Class A	151,312	7,013,311
United Natural Foods, Inc.(b)	40,646	592,619
US Foods Holding Corp.(b)	112,086	4,364,629
Walgreens Boots Alliance, Inc.(c)	569,962	12,014,799
Walmart, Inc.	385,864	63,054,036
WK Kellogg Co.(b)	15,366	153,967

		470,814,173

Energy-7.39%
Antero Resources Corp.(b)(c)	77,869	2,292,463
APA Corp.	64,801	2,573,896
Baker Hughes Co., Class A	313,376	10,786,402
California Resources Corp.	22,367	1,176,281
Cheniere Energy, Inc.	17,468	2,907,025
Chesapeake Energy Corp.(c)	18,389	1,582,925
Chevron Corp.	485,811	70,797,237
Civitas Resources, Inc.(c)	13,908	1,049,080
CNX Resources Corp.(b)(c)	77,064	1,673,830
ConocoPhillips	208,563	24,777,284
Coterra Energy, Inc.	136,189	3,745,198
Delek US Holdings, Inc.	53,668	1,414,152
Devon Energy Corp.	83,283	3,878,489
Diamondback Energy, Inc.	22,109	3,544,515
DT Midstream, Inc.(c)	21,962	1,185,289
EOG Resources, Inc.	101,722	12,842,402
EQT Corp.(c)	59,558	2,524,068
Equitrans Midstream Corp.	196,079	1,739,221
Exxon Mobil Corp.	1,024,659	108,460,155
Halliburton Co.	151,951	5,977,752
Helmerich & Payne, Inc.	35,494	1,404,498
Hess Corp.	21,000	3,032,400
HF Sinclair Corp.	48,768	2,700,772
Kinder Morgan, Inc.	759,687	12,306,929
Marathon Oil Corp.	148,868	4,065,585
Marathon Petroleum Corp.	162,341	24,554,076
Murphy Oil Corp.	40,114	1,799,915
NOV, Inc.	72,151	1,440,134
Occidental Petroleum Corp.	172,219	10,644,856
ONEOK, Inc.	116,240	7,578,848
Ovintiv, Inc.	54,315	2,607,120
PBF Energy, Inc., Class A	56,327	2,677,222
Peabody Energy Corp.(c)	35,880	846,409

	Shares	Value
Energy-(continued)
Phillips 66	188,939	$21,552,272
Pioneer Natural Resources Co.	34,356	8,211,084
Schlumberger N.V.	215,916	12,017,885
SM Energy Co.	28,772	1,160,087
Southwestern Energy Co.(b)	331,370	2,362,668
Targa Resources Corp.	47,975	4,011,190
TechnipFMC PLC (United Kingdom)(c)	90,956	1,957,373
Transocean Ltd.(b)(c)	309,445	2,048,526
Valero Energy Corp.	158,585	20,140,295
Weatherford International PLC(b)	11,998	1,116,894
Williams Cos., Inc. (The)	313,437	10,782,233
World Kinect Corp.(c)	29,405	543,993

		426,490,928

Financials-19.39%
Affiliated Managers Group, Inc.	7,539	925,488
Aflac, Inc.	172,659	13,486,394
AGNC Investment Corp.	252,840	1,865,959
Allstate Corp. (The)	100,275	12,848,236
Ally Financial, Inc.	216,546	5,238,248
American Equity Investment Life Holding Co.(b)	34,996	1,853,388
American Express Co.	85,686	12,512,727
American Financial Group, Inc.	28,031	3,065,470
American International Group, Inc.	368,641	22,601,380
Ameriprise Financial, Inc.	15,141	4,762,904
Ameris Bancorp	14,704	548,459
Annaly Capital Management, Inc.(c)	167,219	2,610,289
Aon PLC, Class A.	13,279	4,108,523
Apollo Commercial Real Estate Finance, Inc.(c)	68,314	680,407
Apollo Global Management, Inc.(c)	37,704	2,919,798
Arch Capital Group Ltd.(b)	64,518	5,592,420
Ares Management Corp., Class A	8,669	854,677
Arthur J. Gallagher & Co.	19,511	4,594,645
Artisan Partners Asset Management, Inc., Class A(c)	21,050	694,650
Associated Banc-Corp.	52,173	845,724
Assurant, Inc.	19,140	2,849,946
Assured Guaranty Ltd.	22,997	1,435,013
Atlantic Union Bankshares Corp.	20,594	593,313
AXIS Capital Holdings Ltd.	25,595	1,461,474
Bank of America Corp.	2,043,456	53,824,631
Bank of Hawaii Corp.(c)	9,995	493,653
Bank of New York Mellon Corp. (The)	252,939	10,749,907
Bank OZK(c)	28,891	1,034,587
BankUnited, Inc.	30,176	658,139
Berkshire Hathaway, Inc., Class B(b)	503,978	172,022,811
BlackRock, Inc.	24,036	14,716,762
Blackstone Mortgage Trust, Inc., Class A(c)	68,532	1,367,213
Blackstone, Inc., Class A	69,101	6,381,477
Block, Inc., Class A(b)(c)	20,241	814,700
BOK Financial Corp.	7,418	486,027
Bread Financial Holdings, Inc.	49,695	1,343,256
Brighthouse Financial, Inc.(b)(c)	42,410	1,921,173
Brown & Brown, Inc.	22,427	1,556,882
Cadence Bank(c)	43,906	929,929
Capital One Financial Corp.	206,889	20,955,787
Carlyle Group, Inc. (The)(c)	46,091	1,269,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
Cathay General Bancorp	18,777	$636,728
Cboe Global Markets, Inc.	11,192	1,834,257
Charles Schwab Corp. (The)	140,611	7,317,396
Chimera Investment Corp.(c)	245,210	1,177,008
Chubb Ltd.	93,529	20,073,194
Cincinnati Financial Corp.	36,984	3,686,195
Citigroup, Inc.	1,298,463	51,276,304
Citizens Financial Group, Inc.	164,527	3,854,868
CME Group, Inc., Class A	51,700	11,035,882
CNO Financial Group, Inc.	74,684	1,731,175
Coinbase Global, Inc., Class A(b)(c)	27,361	2,110,080
Columbia Banking System, Inc.	61,678	1,213,206
Comerica, Inc.	44,806	1,765,356
Commerce Bancshares, Inc.(c)	17,842	782,550
Community Bank System, Inc.(c)	11,986	478,841
Corebridge Financial, Inc.(c)	64,981	1,299,620
Credicorp Ltd. (Peru)	25,417	3,176,108
Cullen/Frost Bankers, Inc.(c)	11,004	1,001,254
Discover Financial Services	77,939	6,397,233
East West Bancorp, Inc.	25,428	1,363,449
Enstar Group Ltd.(b)(c)	4,438	1,051,673
Equitable Holdings, Inc.	115,265	3,062,591
Essent Group Ltd.	22,469	1,061,436
Euronet Worldwide, Inc.(b)	7,791	598,660
Evercore, Inc., Class A	7,760	1,010,197
Everest Group Ltd.	8,709	3,445,455
F.N.B. Corp.(c)	111,004	1,186,633
FactSet Research Systems, Inc.	2,098	906,105
Fidelity National Financial, Inc.	99,041	3,871,513
Fidelity National Information Services, Inc.	169,775	8,337,650
Fifth Third Bancorp	209,018	4,955,817
First American Financial Corp.	44,181	2,272,671
First Citizens BancShares, Inc., Class A	1,324	1,828,100
First Financial Bancorp	28,932	535,242
First Hawaiian, Inc.	41,105	737,013
First Horizon Corp.	97,636	1,049,587
Fiserv, Inc.(b)	79,194	9,008,317
FleetCor Technologies, Inc.(b)	8,641	1,945,694
Franklin Resources, Inc.(c)	109,603	2,497,852
Fulton Financial Corp.	50,868	660,775
Genworth Financial, Inc., Class A(b)	261,084	1,563,893
Glacier Bancorp, Inc.(c)	22,000	664,180
Global Payments, Inc.	46,445	4,933,388
Globe Life, Inc.	20,769	2,416,681
Goldman Sachs Group, Inc. (The)	90,991	27,625,777
Hancock Whitney Corp.	23,565	811,343
Hanover Insurance Group, Inc. (The)	10,513	1,232,229
Hartford Financial Services Group, Inc. (The)	107,305	7,881,552
Home BancShares, Inc.(c)	34,596	707,488
Huntington Bancshares, Inc.	388,777	3,751,698
Independent Bank Corp.	8,992	438,810
Intercontinental Exchange, Inc.	68,749	7,386,393
Invesco Ltd.(e)	195,072	2,530,084
Jack Henry & Associates, Inc.	6,101	860,180
Jackson Financial, Inc., Class A(c)	50,920	1,869,273
Janus Henderson Group PLC(c)	56,733	1,308,830
Jefferies Financial Group, Inc.	74,799	2,407,032
JPMorgan Chase & Co.	799,043	111,114,920

	Shares	Value
Financials-(continued)
Kemper Corp.	23,259	$927,569
KeyCorp	336,241	3,436,383
KKR & Co., Inc., Class A	91,010	5,041,954
Lazard Ltd., Class A	33,923	942,042
Lincoln National Corp.	183,930	4,004,156
Loews Corp.	72,408	4,634,836
LPL Financial Holdings, Inc.	6,498	1,458,931
M&T Bank Corp.	38,381	4,327,458
Markel Group, Inc.(b)	3,758	5,526,214
Marsh & McLennan Cos., Inc.	50,029	9,488,000
Mastercard, Inc., Class A	29,271	11,016,141
MetLife, Inc.	298,846	17,933,748
MFA Financial, Inc.(c)	80,157	712,596
MGIC Investment Corp.	86,688	1,459,826
Moody’s Corp.	10,146	3,124,968
Morgan Stanley	263,306	18,647,331
Mr. Cooper Group, Inc.(b)	26,886	1,519,866
MSCI, Inc.	2,401	1,132,192
Nasdaq, Inc.	34,571	1,714,722
Navient Corp.(c)	79,421	1,263,588
NCR Atleos Corp.(b)(c)	31,814	701,817
New York Community Bancorp, Inc.(c)	259,245	2,457,643
Northern Trust Corp.	53,896	3,552,285
Old National Bancorp	51,918	711,277
Old Republic International Corp.	134,846	3,692,083
OneMain Holdings, Inc.	67,371	2,420,640
Pacific Premier Bancorp, Inc.	21,915	416,385
PacWest Bancorp(c)	58,169	411,837
PayPal Holdings, Inc.(b)	128,757	6,669,613
PennyMac Financial Services, Inc.	11,464	770,381
PennyMac Mortgage Investment Trust(c)	59,166	748,450
Pinnacle Financial Partners, Inc.	15,819	986,473
PNC Financial Services Group, Inc. (The)	123,106	14,091,944
Popular, Inc.	27,253	1,772,535
Primerica, Inc.	6,591	1,259,936
Principal Financial Group, Inc.	77,827	5,267,331
Progressive Corp. (The)	95,462	15,091,588
Prosperity Bancshares, Inc.	21,510	1,173,155
Prudential Financial, Inc.	174,272	15,935,432
Radian Group, Inc.	55,220	1,399,275
Raymond James Financial, Inc.	27,352	2,610,475
Regions Financial Corp.	262,947	3,820,620
Reinsurance Group of America, Inc.	29,070	4,345,093
RenaissanceRe Holdings Ltd. (Bermuda)	7,384	1,621,453
Rithm Capital Corp.	285,517	2,663,874
Robinhood Markets, Inc., Class A(b)(c)	85,330	779,916
S&P Global, Inc.	13,821	4,827,813
SEI Investments Co.	13,285	712,873
Selective Insurance Group, Inc.	10,284	1,070,667
Simmons First National Corp., Class A	38,453	546,417
SLM Corp.	83,331	1,083,303
SoFi Technologies, Inc.(b)(c)	113,030	853,376
South State Corp.	14,004	925,664
Starwood Property Trust, Inc.(c)	124,024	2,201,426
State Street Corp.	95,710	6,185,737
Stifel Financial Corp.	21,521	1,226,697
Synchrony Financial	291,911	8,188,104
Synovus Financial Corp.(c)	41,660	1,086,076
T. Rowe Price Group, Inc.	52,837	4,781,748
Texas Capital Bancshares, Inc.(b)	15,646	861,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
Travelers Cos., Inc. (The)	83,144	$13,921,631
Truist Financial Corp.	401,986	11,400,323
U.S. Bancorp	423,715	13,508,034
UMB Financial Corp.	9,709	608,948
United Bankshares, Inc.	33,383	949,413
Unum Group	100,109	4,895,330
Valley National Bancorp(c)	110,183	857,224
Visa, Inc., Class A(c)	69,606	16,364,371
Voya Financial, Inc.(c)	36,965	2,468,153
W.R. Berkley Corp.	35,712	2,407,703
Webster Financial Corp.	23,087	876,613
Wells Fargo & Co.	1,521,851	60,524,014
Western Alliance Bancorporation	16,807	690,768
Western Union Co. (The)	176,326	1,990,721
WEX, Inc.(b)	4,901	815,918
Willis Towers Watson PLC	20,028	4,724,405
Wintrust Financial Corp.	13,442	1,003,983
Zions Bancorporation N.A.(c)	49,469	1,526,119

		1,118,982,321

Health Care-12.40%
Abbott Laboratories	193,644	18,309,040
AbbVie, Inc.	249,732	35,257,164
Acadia Healthcare Co., Inc.(b)	13,989	1,028,331
Agilent Technologies, Inc.	17,993	1,859,936
Align Technology, Inc.(b)	4,675	862,958
Amgen, Inc.	93,719	23,963,948
AMN Healthcare Services, Inc.(b)(c)	8,788	666,658
Avantor, Inc.(b)(c)	73,420	1,279,711
Baxter International, Inc.	128,366	4,162,909
Becton, Dickinson and Co.	37,140	9,388,249
Biogen, Inc.(b)	31,753	7,542,608
BioMarin Pharmaceutical, Inc.(b)	9,111	742,091
Bio-Rad Laboratories, Inc., Class A(b)	4,452	1,225,547
Boston Scientific Corp.(b)	129,458	6,626,955
Bristol-Myers Squibb Co.	328,088	16,906,375
Cardinal Health, Inc.	230,283	20,955,753
Catalent, Inc.(b)(c)	22,225	764,318
Cencora, Inc.(c)	97,785	18,104,893
Centene Corp.(b)	255,372	17,615,561
Charles River Laboratories International, Inc.(b)(c)	5,196	874,799
Cigna Group (The)	80,389	24,856,279
Community Health Systems, Inc.(b)	165,578	354,337
Cooper Cos., Inc. (The)	4,614	1,438,415
CVS Health Corp.	584,961	40,368,159
Danaher Corp.	44,018	8,452,336
DaVita, Inc.(b)	27,172	2,098,494
DENTSPLY SIRONA, Inc.	37,325	1,135,053
DexCom, Inc.(b)	6,305	560,073
Edwards Lifesciences Corp.(b)	32,999	2,102,696
Elanco Animal Health, Inc.(b)	142,181	1,252,615
Elevance Health, Inc.	48,355	21,764,102
Eli Lilly and Co.	42,587	23,590,217
Encompass Health Corp.	20,094	1,257,081
Enovis Corp.(b)	13,133	602,805
Envista Holdings Corp.(b)	35,944	836,417
Exelixis, Inc.(b)	42,104	866,921
Fortrea Holdings, Inc.(b)(c)	22,082	627,129
Gilead Sciences, Inc.	255,606	20,075,295

	Shares	Value
Health Care-(continued)
HCA Healthcare, Inc.	37,180	$8,407,885
Henry Schein, Inc.(b)	30,535	1,984,164
Hologic, Inc.(b)	28,458	1,883,066
Humana, Inc.	25,282	13,239,931
ICON PLC(b)(c)	9,699	2,366,168
IDEXX Laboratories, Inc.(b)	2,128	850,072
Illumina, Inc.(b)	14,090	1,541,728
Incyte Corp.(b)	11,580	624,509
Intuitive Surgical, Inc.(b)	16,295	4,272,875
IQVIA Holdings, Inc.(b)(c)	19,600	3,544,268
Jazz Pharmaceuticals PLC(b)(c)	10,777	1,368,895
Johnson & Johnson	419,722	62,261,561
Laboratory Corp.of America Holdings	22,088	4,411,636
McKesson Corp.	71,295	32,464,891
Medtronic PLC(c)	287,464	20,283,460
Merck & Co., Inc.	319,049	32,766,332
Mettler-Toledo International, Inc.(b)	762	750,722
Moderna, Inc.(b)	23,986	1,821,977
Molina Healthcare, Inc.(b)	13,555	4,513,137
Organon & Co.	123,784	1,830,765
Owens & Minor, Inc.(b)(c)	60,070	860,803
Patterson Cos., Inc.	34,790	1,059,703
Perrigo Co.PLC(c)	52,939	1,463,234
Pfizer, Inc.	1,227,310	37,506,594
Premier, Inc., Class A	29,629	569,469
Quest Diagnostics, Inc.	25,673	3,340,057
Regeneron Pharmaceuticals, Inc.(b)	10,007	7,804,359
ResMed, Inc.	8,280	1,169,302
Revvity, Inc.	14,412	1,194,034
Royalty Pharma PLC, Class A	33,284	894,341
Select Medical Holdings Corp.	41,610	945,795
STERIS PLC(c)	10,751	2,257,495
Stryker Corp.	28,598	7,727,752
Teladoc Health, Inc.(b)(c)	95,198	1,574,575
Teleflex, Inc.(c)	5,463	1,009,289
Tenet Healthcare Corp.(b)	78,540	4,217,598
Thermo Fisher Scientific, Inc.	25,784	11,467,950
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	255,364	459,655
United Therapeutics Corp.(b)	5,300	1,181,158
UnitedHealth Group, Inc.	123,623	66,207,534
Universal Health Services, Inc., Class B	18,641	2,346,715
Veeva Systems, Inc., Class A(b)(c)	4,966	956,998
Vertex Pharmaceuticals, Inc.(b)	12,752	4,617,627
Viatris, Inc.	529,099	4,708,981
Waters Corp.(b)	3,344	797,644
West Pharmaceutical Services, Inc.	3,081	980,651
Zimmer Biomet Holdings, Inc.	31,226	3,260,307
Zoetis, Inc.	22,640	3,554,480

		715,698,370

Industrials-9.59%
3M Co.	187,792	17,079,682
A.O. Smith Corp.	16,804	1,172,247
ABM Industries, Inc.	23,606	928,660
Acuity Brands, Inc.(c)	5,272	853,906
AECOM	34,771	2,661,720
AerCap Holdings N.V. (Ireland)(b)	47,605	2,957,223
AGCO Corp.	13,887	1,592,283
Air Lease Corp., Class A	38,277	1,325,533
Alight, Inc., Class A(b)(c)	100,256	665,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Allegion PLC	8,929	$878,256
Allison Transmission Holdings, Inc.(c)	23,066	1,162,988
American Airlines Group, Inc.(b)(c)	82,672	921,793
AMETEK, Inc.	18,187	2,560,184
API Group Corp.(b)	36,636	947,773
Applied Industrial Technologies, Inc.	5,146	789,962
ASGN, Inc.(b)	11,776	982,825
Atkore, Inc.(b)	5,108	634,822
Automatic Data Processing, Inc.	37,105	8,097,053
Avis Budget Group, Inc.(b)(c)	9,067	1,476,108
Beacon Roofing Supply, Inc.(b)	19,762	1,406,462
Boeing Co. (The)(b)	79,593	14,869,564
Boise Cascade Co.	17,002	1,593,938
Booz Allen Hamilton Holding Corp.	18,722	2,245,329
Brink’s Co. (The)	11,986	801,384
Broadridge Financial Solutions, Inc.	13,315	2,272,072
Builders FirstSource, Inc.(b)	37,203	4,037,270
BWX Technologies, Inc.	12,088	897,897
C.H. Robinson Worldwide, Inc.	34,390	2,814,134
CACI International, Inc., Class A(b)	5,190	1,685,504
Carlisle Cos., Inc.	5,927	1,505,991
Carrier Global Corp.	130,840	6,235,834
Caterpillar, Inc.	80,273	18,145,712
Cintas Corp.	6,120	3,103,574
Clarivate PLC(b)(c)	141,088	900,141
Clean Harbors, Inc.(b)	8,104	1,245,342
Concentrix Corp.	6,227	474,560
Copart, Inc.(b)	41,632	1,811,825
CoreCivic, Inc.(b)	88,354	1,122,096
Crane Co.	7,959	774,649
CSX Corp.	325,297	9,710,115
Cummins, Inc.	30,819	6,666,150
Curtiss-Wright Corp.	4,952	984,507
Deere & Co.	29,918	10,930,840
Delta Air Lines, Inc.	55,207	1,725,219
Donaldson Co., Inc.	15,973	921,003
Dover Corp.	18,648	2,423,308
Dun & Bradstreet Holdings, Inc.(c)	63,248	554,052
Dycom Industries, Inc.(b)(c)	9,663	823,094
Eaton Corp. PLC	58,456	12,153,587
EMCOR Group, Inc.	10,328	2,134,281
Emerson Electric Co.	108,112	9,618,725
EnerSys	8,620	737,700
Equifax, Inc.	9,582	1,624,820
Expeditors International of Washington, Inc.	24,137	2,636,967
Fastenal Co.	64,538	3,765,147
FedEx Corp.	82,348	19,771,755
Flowserve Corp.	33,083	1,214,808
Fluor Corp.(b)	58,004	1,930,953
Fortive Corp.	36,443	2,378,999
Fortune Brands Innovations, Inc.(c)	26,796	1,495,217
FTI Consulting, Inc.(b)(c)	4,979	1,056,843
GATX Corp.(c)	9,049	946,344
Generac Holdings, Inc.(b)(c)	8,768	737,126
General Dynamics Corp.	49,647	11,980,318
General Electric Co.	208,946	22,697,804
Genpact Ltd.	23,522	788,928
GEO Group, Inc. (The)(b)(c)	119,656	1,045,793
GMS, Inc.(b)	14,821	866,732

	Shares	Value
Industrials-(continued)
Grab Holdings Ltd., Class A (Singapore)(b)(c)	304,547	$934,959
Graco, Inc.	14,223	1,057,480
GXO Logistics, Inc.(b)(c)	29,995	1,515,047
HEICO Corp.(c)	1,813	287,197
HEICO Corp., Class A	3,156	401,222
Hexcel Corp.	10,070	623,534
Hillenbrand, Inc.	15,559	591,709
Honeywell International, Inc.	92,314	16,917,464
Howmet Aerospace, Inc.	42,485	1,873,589
Hub Group, Inc., Class A(b)	9,586	659,038
Hubbell, Inc.	6,892	1,861,529
Huntington Ingalls Industries, Inc.	10,448	2,296,679
IDEX Corp.	6,391	1,223,301
Illinois Tool Works, Inc.	34,774	7,793,549
Ingersoll Rand, Inc.	43,134	2,617,371
Insperity, Inc.	5,895	623,927
ITT, Inc.	11,127	1,038,705
J.B. Hunt Transport Services, Inc.	10,638	1,828,353
Jacobs Solutions, Inc.	21,706	2,893,410
JELD-WEN Holding, Inc.(b)	76,548	867,289
Johnson Controls International PLC	139,002	6,813,878
KBR, Inc.	21,443	1,246,910
Kennametal, Inc.(c)	26,808	619,533
Kirby Corp.(b)	13,497	1,008,226
Knight-Swift Transportation Holdings, Inc.	33,748	1,649,940
L3Harris Technologies, Inc.	30,923	5,547,895
Landstar System, Inc.	5,967	983,242
Leidos Holdings, Inc.	30,580	3,031,090
Lennox International, Inc.	3,807	1,410,646
Lincoln Electric Holdings, Inc.	5,783	1,010,868
Lockheed Martin Corp.	40,683	18,496,119
ManpowerGroup, Inc.	33,949	2,375,412
Masco Corp.	37,243	1,939,988
MasTec, Inc.(b)	16,343	971,428
MasterBrand, Inc.(b)	99,776	1,108,511
Maximus, Inc.	10,830	809,218
MDU Resources Group, Inc.	61,319	1,141,147
Middleby Corp. (The)(b)	8,256	931,855
MillerKnoll, Inc.	31,022	729,017
MSC Industrial Direct Co., Inc., Class A	14,311	1,355,967
Mueller Industries, Inc.(c)	26,437	996,939
Nordson Corp.	4,606	979,190
Norfolk Southern Corp.	38,552	7,355,336
Northrop Grumman Corp.	22,322	10,523,260
nVent Electric PLC	23,954	1,152,906
Old Dominion Freight Line, Inc.	4,605	1,734,519
OPENLANE, Inc.(b)(c)	56,434	757,909
Oshkosh Corp.	20,426	1,791,973
Otis Worldwide Corp.	43,670	3,371,761
Owens Corning	23,821	2,700,587
PACCAR, Inc.	110,954	9,157,034
Parker-Hannifin Corp.	14,963	5,520,000
Paychex, Inc.	35,905	3,987,250
Pentair PLC	25,791	1,498,973
Plug Power, Inc.(b)(c)	47,006	276,865
Quanta Services, Inc.	15,653	2,615,929
Regal Rexnord Corp.	11,302	1,338,270
Republic Services, Inc.	28,546	4,238,796
Resideo Technologies, Inc.(b)	57,331	830,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Robert Half, Inc.	19,464	$1,455,323
Rockwell Automation, Inc.	11,105	2,918,505
RTX Corp.(c)	238,069	19,376,436
Rush Enterprises, Inc., Class A	19,061	678,190
RXO, Inc.(b)(c)	36,516	639,395
Ryder System, Inc.	29,099	2,838,316
Science Applications International Corp.	12,482	1,363,534
Sensata Technologies Holding PLC	32,074	1,022,519
Snap-on, Inc.	9,117	2,351,639
Southwest Airlines Co.(c)	40,080	890,978
Spirit AeroSystems Holdings, Inc., Class A(c)	29,210	660,146
SS&C Technologies Holdings, Inc.	34,150	1,716,038
Stanley Black & Decker, Inc.	60,018	5,104,531
Stericycle, Inc.(b)(c)	18,045	744,176
Sunrun, Inc.(b)(c)	46,670	450,366
Terex Corp.	14,824	678,939
Textron, Inc.	42,543	3,233,268
Timken Co. (The)	12,833	887,017
Toro Co. (The)	9,424	761,836
Trane Technologies PLC(c)	24,742	4,708,650
TransDigm Group, Inc.(b)	7,050	5,838,034
TransUnion	20,977	920,471
Trinity Industries, Inc.	33,368	695,055
Uber Technologies, Inc.(b)	115,472	4,997,628
UFP Industries, Inc.	12,890	1,226,741
U-Haul Holding Co.(b)(c)	1,752	86,058
U-Haul Holding Co., Series N(c)	16,342	771,506
Union Pacific Corp.	92,523	19,208,700
United Airlines Holdings, Inc.(b)	40,303	1,411,008
United Parcel Service, Inc., Class B	128,589	18,163,196
United Rentals, Inc.	11,567	4,699,325
Valmont Industries, Inc.	2,449	482,233
Veralto Corp.(b)	14,586	1,006,434
Verisk Analytics, Inc.	9,525	2,165,604
Veritiv Corp.(c)	8,858	1,500,634
Vestis Corp.(b)	33,722	515,609
W.W. Grainger, Inc.	4,464	3,257,961
Wabtec Corp.	26,340	2,792,567
Waste Management, Inc.	52,293	8,593,309
Watsco, Inc.(c)	4,511	1,573,843
Werner Enterprises, Inc.(c)	20,383	740,311
WESCO International, Inc.	13,737	1,761,083
WillScot Mobile Mini Holdings Corp.(b)	14,391	567,149
Woodward, Inc.	8,629	1,076,036
XPO, Inc.(b)(c)	31,050	2,353,901
Xylem, Inc.	18,268	1,708,789
ZIM Integrated Shipping Services Ltd. (Israel)(c)	70,725	547,412

		553,007,422

Information Technology-14.23%
Accenture PLC, Class A	64,002	19,014,354
Adobe, Inc.(b)	21,669	11,529,208
Advanced Micro Devices, Inc.(b)	48,163	4,744,056
Akamai Technologies, Inc.(b)	25,712	2,656,821
Amdocs Ltd.	19,114	1,532,178
Amkor Technology, Inc.	30,856	643,656
Amphenol Corp., Class A	47,058	3,790,522
Analog Devices, Inc.	49,637	7,809,389

	Shares	Value
Information Technology-(continued)
ANSYS, Inc.(b)	5,339	$1,485,630
Apple, Inc.	835,644	142,702,926
Applied Materials, Inc.	76,818	10,166,862
Arista Networks, Inc.(b)	9,172	1,837,794
Arrow Electronics, Inc.(b)	44,230	5,016,124
Autodesk, Inc.(b)	3,989	788,346
Avnet, Inc.	63,808	2,956,225
Broadcom, Inc.	39,883	33,556,360
Cadence Design Systems, Inc.(b)	6,921	1,660,002
CDW Corp.	15,888	3,183,955
Check Point Software Technologies Ltd. (Israel)(b)	10,033	1,346,930
Ciena Corp.(b)	28,830	1,216,626
Cirrus Logic, Inc.(b)	6,953	465,364
Cisco Systems, Inc.	768,304	40,051,688
Cognex Corp.	15,721	565,799
Cognizant Technology Solutions Corp., Class A	100,222	6,461,312
Coherent Corp.(b)	19,488	576,845
CommScope Holding Co., Inc.(b)	191,507	283,430
Corning, Inc.	166,290	4,449,920
Crane NXT Co.	7,959	413,868
Dell Technologies, Inc., Class C	76,828	5,140,562
DXC Technology Co.(b)	135,794	2,738,965
Entegris, Inc.	9,456	832,506
EPAM Systems, Inc.(b)	3,083	670,768
F5, Inc.(b)	8,210	1,244,554
First Solar, Inc.(b)	10,501	1,495,868
Flex Ltd.(b)	223,114	5,738,492
Gartner, Inc.(b)	3,281	1,089,423
Gen Digital, Inc.	131,872	2,196,988
GoDaddy, Inc., Class A(b)	10,175	745,115
Hewlett Packard Enterprise Co.	595,086	9,152,423
HP, Inc.	401,545	10,572,680
Insight Enterprises, Inc.(b)(c)	11,025	1,579,883
Intel Corp.	2,080,809	75,949,529
International Business Machines Corp.	260,698	37,707,359
Intuit, Inc.	11,900	5,889,905
Jabil, Inc.(c)	45,859	5,631,485
Juniper Networks, Inc.	72,720	1,957,622
Keysight Technologies, Inc.(b)	10,076	1,229,776
KLA Corp.	9,196	4,319,361
Kyndryl Holdings, Inc.(b)	162,114	2,371,728
Lam Research Corp.	11,470	6,746,883
Lumentum Holdings, Inc.(b)(c)	13,791	540,745
Marvell Technology, Inc.	70,917	3,348,701
Microchip Technology, Inc.	44,321	3,159,644
Micron Technology, Inc.	273,412	18,283,061
Microsoft Corp.	439,627	148,642,285
MKS Instruments, Inc.(c)	9,853	646,948
Motorola Solutions, Inc.	11,515	3,206,467
NCR Voyix Corp.(b)(c)	63,570	971,985
NetApp, Inc.	41,062	2,988,492
NVIDIA Corp.	43,705	17,822,899
NXP Semiconductors N.V. (China)	26,827	4,625,780
Okta, Inc.(b)	14,181	955,941
ON Semiconductor Corp.(b)	32,545	2,038,619
Oracle Corp.	159,441	16,486,199
Plexus Corp.(b)(c)	7,600	747,232
Qorvo, Inc.(b)	21,332	1,864,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
QUALCOMM, Inc.	143,226	$15,610,202
Roper Technologies, Inc.	8,793	4,295,996
Salesforce, Inc.(b)	85,788	17,228,804
Sanmina Corp.(b)	25,031	1,273,327
Seagate Technology Holdings PLC(c)	61,543	4,200,310
ServiceNow, Inc.(b)	3,287	1,912,541
Skyworks Solutions, Inc.	25,307	2,195,129
Snowflake, Inc., Class A(b)	5,907	857,283
Synopsys, Inc.(b)	5,686	2,669,236
TD SYNNEX Corp.	14,296	1,310,657
TE Connectivity Ltd.	47,433	5,589,979
Teledyne Technologies, Inc.(b)	5,182	1,941,125
Teradyne, Inc.(c)	12,792	1,065,190
Texas Instruments, Inc.	101,236	14,376,524
Trimble, Inc.(b)	29,008	1,367,147
Twilio, Inc., Class A(b)(c)	27,814	1,425,746
Tyler Technologies, Inc.(b)	2,206	822,617
Viasat, Inc.(b)(c)	29,546	544,828
Vishay Intertechnology, Inc.	42,586	947,113
VMware, Inc., Class A(b)(c)	43,348	6,313,636
Vontier Corp.	38,331	1,133,064
Western Digital Corp.(b)	162,832	6,537,705
Workday, Inc., Class A(b)	5,395	1,142,176
Xerox Holdings Corp.	118,670	1,523,723
Zebra Technologies Corp., Class A(b)	5,708	1,195,426
Zoom Video Communications, Inc., Class A(b)	17,260	1,035,255

		820,752,645

Materials-3.39%
Air Products and Chemicals, Inc.	28,705	8,107,440
Albemarle Corp.(c)	8,304	1,052,781
Alcoa Corp.	78,867	2,022,150
AptarGroup, Inc.	9,972	1,219,276
Ashland, Inc.(c)	9,014	690,743
Avery Dennison Corp.	12,200	2,123,654
Avient Corp.	23,136	731,560
Axalta Coating Systems Ltd.(b)	50,732	1,330,700
Ball Corp.	56,857	2,737,665
Berry Global Group, Inc.	52,858	2,907,190
Cabot Corp.(c)	11,664	775,423
Celanese Corp.(c)	25,811	2,955,618
CF Industries Holdings, Inc.	34,539	2,755,521
Chemours Co. (The)	51,489	1,241,400
Cleveland-Cliffs, Inc.(b)(c)	115,114	1,931,613
Commercial Metals Co.	23,249	983,200
Constellium SE(b)	91,502	1,445,732
Corteva, Inc.	97,755	4,705,926
Crown Holdings, Inc.	26,727	2,154,196
Dow, Inc.	248,269	12,001,323
DuPont de Nemours, Inc.	140,796	10,261,213
Eastman Chemical Co.	45,527	3,402,233
Ecolab, Inc.	29,167	4,892,473
Element Solutions, Inc.(c)	38,336	698,865
FMC Corp.	14,966	796,191
Freeport-McMoRan, Inc.	188,589	6,370,536
Graphic Packaging Holding Co.	72,419	1,557,733
H.B. Fuller Co.	11,433	756,293
Huntsman Corp.	74,662	1,741,864
International Flavors & Fragrances, Inc.(c)	53,459	3,653,923

	Shares	Value
Materials-(continued)
International Paper Co.	191,529	$6,460,273
Knife River Corp.(b)(c)	15,340	771,909
Linde PLC(c)	56,541	21,607,709
Louisiana-Pacific Corp.	15,831	811,814
LyondellBasell Industries N.V., Class A	111,748	10,084,140
Martin Marietta Materials, Inc.	6,715	2,746,032
Mosaic Co. (The)	73,010	2,371,365
Newmont Corp.	193,787	7,261,199
Nucor Corp.	52,022	7,688,331
O-I Glass, Inc.(b)	68,553	1,059,144
Olin Corp.	31,819	1,359,308
Packaging Corp. of America	21,096	3,228,743
PPG Industries, Inc.	41,595	5,106,618
Reliance Steel & Aluminum Co.	12,885	3,277,686
Royal Gold, Inc.	6,296	656,862
RPM International, Inc.(c)	21,398	1,952,995
Scotts Miracle-Gro Co. (The)(c)	12,068	536,302
Sealed Air Corp.	28,245	869,664
Sherwin-Williams Co. (The)	21,391	5,095,550
Silgan Holdings, Inc.	17,907	717,354
Sonoco Products Co.	28,482	1,475,652
Southern Copper Corp. (Mexico)	12,608	893,907
Steel Dynamics, Inc.	30,300	3,227,253
Summit Materials, Inc., Class A(b)	32,047	1,054,346
Sylvamo Corp.(c)	17,896	792,793
Trinseo PLC	37,279	230,757
United States Steel Corp.(c)	133,389	4,520,553
Vulcan Materials Co.	14,054	2,761,470
Warrior Met Coal, Inc.	32,724	1,594,641
Westlake Corp.(c)	7,609	877,774
WestRock Co.	181,629	6,525,930

		195,622,509

Real Estate-2.96%
Alexandria Real Estate Equities, Inc.	24,472	2,279,077
American Homes 4 Rent, Class A	37,500	1,227,750
American Tower Corp.	44,385	7,908,963
Americold Realty Trust, Inc.(c)	42,255	1,107,926
Anywhere Real Estate, Inc.(b)	144,588	675,226
Apartment Income REIT Corp.	27,021	789,283
Apple Hospitality REIT, Inc.	70,237	1,101,316
AvalonBay Communities, Inc.	25,161	4,170,184
Boston Properties, Inc.(c)	52,549	2,815,050
Brandywine Realty Trust(c)	128,730	481,450
Brixmor Property Group, Inc.	74,163	1,541,849
Camden Property Trust(c)	15,730	1,335,162
CBRE Group, Inc., Class A(b)	68,648	4,760,052
COPT Defense Properties(c)	31,511	718,451
CoStar Group, Inc.(b)	19,396	1,423,860
Cousins Properties, Inc.	50,504	902,507
Crown Castle, Inc.	61,169	5,687,494
CubeSmart	27,815	948,213
Cushman & Wakefield PLC(b)(c)	85,117	627,312
DiamondRock Hospitality Co.(c)	95,708	739,823
Digital Realty Trust, Inc.(c)	59,785	7,434,863
DigitalBridge Group, Inc.	79,273	1,256,477
Douglas Emmett, Inc.(c)	78,097	875,467
EPR Properties	25,780	1,100,806
Equinix, Inc.	8,474	6,182,969
Equity LifeStyle Properties, Inc.	17,502	1,151,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Real Estate-(continued)
Equity Residential	73,242	$4,052,480
Essex Property Trust, Inc.	11,466	2,452,807
Extra Space Storage, Inc.	22,852	2,367,239
Federal Realty Investment Trust(c)	14,013	1,277,846
First Industrial Realty Trust, Inc.	15,497	655,523
Gaming and Leisure Properties, Inc.	34,953	1,586,517
Healthcare Realty Trust, Inc.(c)	65,465	939,423
Healthpeak Properties, Inc.	113,829	1,770,041
Highwoods Properties, Inc.(c)	42,979	768,894
Host Hotels & Resorts, Inc.	183,840	2,845,843
Howard Hughes Holdings, Inc.(b)(c)	8,355	554,187
Hudson Pacific Properties, Inc.(c)	112,027	499,641
Invitation Homes, Inc.	85,328	2,533,388
Iron Mountain, Inc.	68,092	4,022,195
JBG SMITH Properties(c)	45,300	583,011
Jones Lang LaSalle, Inc.(b)(c)	18,309	2,342,087
Kilroy Realty Corp.	41,223	1,178,153
Kimco Realty Corp.	131,045	2,350,947
Kite Realty Group Trust(c)	40,351	860,283
Lamar Advertising Co., Class A(c)	14,799	1,217,514
LXP Industrial Trust	67,664	535,222
Macerich Co. (The)(c)	127,426	1,238,581
Medical Properties Trust, Inc.(c)	190,183	909,075
Mid-America Apartment Communities, Inc.	16,796	1,984,447
NNN REIT, Inc.	28,680	1,041,944
Omega Healthcare Investors, Inc.	63,012	2,085,697
Outfront Media, Inc.(c)	45,126	440,430
Paramount Group, Inc.(c)	152,627	653,244
Park Hotels & Resorts, Inc.	154,529	1,781,719
Phillips Edison & Co., Inc.(c)	23,150	817,427
Physicians Realty Trust(c)	59,036	641,131
Piedmont Office Realty Trust, Inc., Class A(c)	79,040	411,798
PotlatchDeltic Corp.(c)	20,296	869,684
Prologis, Inc.	73,284	7,383,363
Public Storage(c)	13,915	3,321,650
Rayonier, Inc.	27,415	691,955
Realty Income Corp.	80,164	3,798,170
Regency Centers Corp.	34,898	2,102,954
Rexford Industrial Realty, Inc.	14,927	645,444
RLJ Lodging Trust	83,058	780,745
Sabra Health Care REIT, Inc.	92,791	1,265,669
SBA Communications Corp., Class A	4,164	868,735
Service Properties Trust	92,923	673,692
Simon Property Group, Inc.	62,015	6,814,828
SITE Centers Corp.	57,635	672,024
SL Green Realty Corp.	53,263	1,560,073
Spirit Realty Capital, Inc.	26,145	940,959
STAG Industrial, Inc.	27,814	923,981
Sun Communities, Inc.	14,520	1,615,205
Sunstone Hotel Investors, Inc.(c)	74,058	688,739
UDR, Inc.	44,605	1,418,885
Uniti Group, Inc.(c)	195,011	897,051
Ventas, Inc.	118,837	5,045,819
VICI Properties, Inc.	78,156	2,180,552
Vornado Realty Trust(c)	126,635	2,431,392
W.P. Carey, Inc.	29,280	1,570,872
Welltower, Inc.	100,833	8,430,647
Weyerhaeuser Co.(c)	194,116	5,569,188

	Shares	Value
Real Estate-(continued)
Zillow Group, Inc., Class A(b)	7,349	$261,110
Zillow Group, Inc., Class C(b)(c)	20,720	751,100

		170,816,382

Utilities-4.10%
AES Corp. (The)	177,689	2,647,566
ALLETE, Inc.	17,551	939,681
Alliant Energy Corp.	56,352	2,749,414
Ameren Corp.	56,436	4,272,770
American Electric Power Co., Inc.	134,930	10,192,612
American Water Works Co., Inc.	23,803	2,800,423
Atmos Energy Corp.(c)	24,329	2,619,260
Avangrid, Inc.(c)	26,776	799,799
Avista Corp.	25,258	800,426
Black Hills Corp.(c)	20,327	982,810
CenterPoint Energy, Inc.	167,894	4,512,991
CMS Energy Corp.	69,023	3,750,710
Consolidated Edison, Inc.	105,326	9,246,570
Constellation Energy Corp.	76,440	8,631,605
Dominion Energy, Inc.	268,541	10,827,573
DTE Energy Co.	50,814	4,897,453
Duke Energy Corp.	238,535	21,203,376
Edison International	114,961	7,249,441
Entergy Corp.	64,617	6,176,739
Essential Utilities, Inc.	34,231	1,145,369
Evergy, Inc.	68,641	3,373,019
Eversource Energy	85,392	4,593,236
Exelon Corp.	311,913	12,145,892
FirstEnergy Corp.	171,755	6,114,478
Hawaiian Electric Industries, Inc.	33,426	433,869
IDACORP, Inc.	11,314	1,071,549
National Fuel Gas Co.	21,948	1,118,251
New Jersey Resources Corp.	19,257	781,449
NextEra Energy, Inc.	260,129	15,165,521
NiSource, Inc.	110,959	2,791,728
NorthWestern Energy Group, Inc.(c)	18,345	880,743
NRG Energy, Inc.	99,625	4,222,107
OGE Energy Corp.	58,891	2,014,072
ONE Gas, Inc.(c)	13,429	811,112
PG&E Corp.(b)	274,381	4,472,410
Pinnacle West Capital Corp.	41,687	3,092,342
PNM Resources, Inc.	21,833	922,663
Portland General Electric Co.	26,093	1,044,242
PPL Corp.	293,063	7,200,558
Public Service Enterprise Group, Inc.	124,141	7,653,293
Sempra	127,347	8,918,110
Southern Co. (The)	289,051	19,453,132
Southwest Gas Holdings, Inc.(c)	23,126	1,355,415
Spire, Inc.(c)	16,045	892,583
UGI Corp.	80,565	1,675,752
Vistra Corp.	161,138	5,272,435
WEC Energy Group, Inc.	66,681	5,427,167
Xcel Energy, Inc.	124,992	7,408,276

		236,751,992

Total Common Stocks & Other Equity Interests (Cost $5,083,045,566)		5,765,108,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(e)(f) (Cost $2,275,786)	2,275,786	$2,275,786

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $5,085,321,352)		5,767,384,783

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.98%
Invesco Private Government Fund, 5.32%(e)(f)(g)	80,268,689	80,268,689

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.53%(e)(f)(g)	206,872,222	$206,892,909

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $287,154,456)		287,161,598

TOTAL INVESTMENTS IN SECURITIES-104.94% (Cost $5,372,475,808)		6,054,546,381
OTHER ASSETS LESS LIABILITIES-(4.94)%		(284,980,000)

NET ASSETS-100.00%		$5,769,566,381

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Invesco Ltd.	$3,377,265	$56,855	$(95,057)	$(810,454)	$1,475	$2,530,084	$78,395

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	152,574	103,030,367	(100,907,155)	-	-	2,275,786	71,751

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	84,632,506	387,090,235	(391,454,052)	-	-	80,268,689	1,998,950	*

Invesco Private Prime Fund	216,910,939	708,398,293	(718,436,850)	21,354	(827)	206,892,909	5,299,542	*

Total	$305,073,284	$1,198,575,750	$(1,210,893,114)	$(789,100)	$648	$291,967,468	$7,448,638

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Financials	19.39

Information Technology	14.23

Health Care	12.40

Industrials	9.59

Communication Services	9.39

Consumer Discretionary	8.92

Consumer Staples	8.16

Energy	7.39

Utilities	4.10

Materials	3.39

Real Estate	2.96

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.65%
Advantage Solutions, Inc.(b)(c)	258,893	$595,454
AMC Entertainment Holdings, Inc.(b)	54,989	587,288
Atlanta Braves Holdings, Inc., Class H(b)(c)	3,849	145,916
Atlanta Braves Holdings, Inc., Series C(b)(c)	14,760	513,353
ATN International, Inc.	19,348	598,821
Bandwidth, Inc., Class A(b)(c)	23,825	252,783
Boston Omaha Corp., Class A(b)(c)	15,011	213,607
Bumble, Inc., Class A(b)(c)	67,494	907,119
Cardlytics, Inc.(b)(c)	128,628	1,593,701
Cargurus, Inc.(b)	67,766	1,167,608
Cars.com, Inc.(b)	48,648	740,909
Clear Channel Outdoor Holdings, Inc.(b)(c)	1,215,286	1,336,815
Cogent Communications Holdings, Inc.(c)	39,930	2,594,651
Consolidated Communications Holdings, Inc.(b)	149,386	622,940
Cumulus Media, Inc., Class A(b)(c)	56,031	252,700
E.W. Scripps Co. (The), Class A(b)(c)	125,592	686,988
EchoStar Corp., Class A(b)(c)	148,728	2,061,370
Entravision Communications Corp., Class A	100,310	359,110
fuboTV, Inc.(b)(c)	320,064	774,555
Gannett Co., Inc.(b)(c)	526,781	1,232,668
Gogo, Inc.(b)(c)	21,154	222,117
Gray Television, Inc.(c)	321,287	2,094,791
IDT Corp., Class B(b)	22,577	633,285
iHeartMedia, Inc., Class A(b)(c)	326,460	767,181
IMAX Corp.(b)	44,492	810,199
Iridium Communications, Inc.	45,584	1,688,887
John Wiley & Sons, Inc., Class A	75,683	2,290,924
Madison Square Garden Entertainment Corp.(b)(c)	34,652	1,056,193
Madison Square Garden Sports Corp., Class A(b)	2,673	449,438
Magnite, Inc.(b)(c)	73,259	486,440
Marcus Corp. (The)(c)	56,821	882,998
New York Times Co. (The), Class A	93,038	3,750,362
Outbrain, Inc.(b)	116,098	495,739
Pinterest, Inc., Class A(b)(c)	144,275	4,310,937
Playstudios, Inc.(b)	89,268	252,628
Playtika Holding Corp.(b)	100,239	842,008
PubMatic, Inc., Class A(b)(c)	26,790	301,923
QuinStreet, Inc.(b)	37,675	426,104
Roblox Corp., Class A(b)(c)	18,973	603,531
Roku, Inc., Class A(b)(c)	49,711	2,961,284
Scholastic Corp.	48,952	1,806,329
Shenandoah Telecommunications Co.	74,974	1,773,885
Shutterstock, Inc.(c)	11,070	450,328
Sinclair, Inc.(c)	145,731	1,584,096
Sirius XM Holdings, Inc.(c)	608,580	2,604,722
Skillz, Inc.(b)(c)	37,986	194,488
Sphere Entertainment Co.(b)(c)	35,874	1,180,613
Spok Holdings, Inc.	39,998	596,370
Stagwell, Inc.(b)(c)	68,833	283,592
Taboola.com Ltd. (Israel)(b)(c)	262,411	963,048
TechTarget, Inc.(b)(c)	10,947	275,646
Thryv Holdings, Inc.(b)(c)	88,550	1,543,427

	Shares	Value
Communication Services-(continued)
Trade Desk, Inc. (The), Class A(b)	40,380	$2,865,365
TripAdvisor, Inc.(b)(c)	92,840	1,370,318
TrueCar, Inc.(b)	188,327	344,638
Vimeo, Inc.(b)	213,980	659,058
WideOpenWest, Inc.(b)	141,624	997,033
Yelp, Inc.(b)	61,532	2,596,035
Ziff Davis, Inc.(b)(c)	48,693	2,943,979
ZipRecruiter, Inc., Class A(b)(c)	21,048	224,161
ZoomInfo Technologies, Inc., Class A(b)	74,049	959,675

		68,782,131

Consumer Discretionary-13.81%
1-800-Flowers.com, Inc., Class A(b)(c)	81,121	609,219
2U, Inc.(b)	129,746	275,062
Aaron’s Co., Inc. (The)	130,590	967,672
Accel Entertainment, Inc.(b)(c)	40,784	401,722
Acushnet Holdings Corp.(c)	32,636	1,663,131
Adtalem Global Education, Inc.(b)	57,998	3,004,296
Afya Ltd., Class A (Brazil)(b)(c)	32,329	520,497
Allbirds, Inc., Class A(b)	131,451	113,679
American Outdoor Brands, Inc.(b)	36,885	327,539
American Public Education, Inc.(b)	65,146	271,659
America’s Car-Mart, Inc.(b)(c)	9,996	669,532
AMMO, Inc.(b)(c)	146,929	427,563
Arco Platform Ltd., Class A (Brazil)(b)(c)	24,977	346,431
Arcos Dorados Holdings, Inc., Class A (Brazil)	210,919	1,902,489
Arko Corp.(c)	153,229	1,156,879
Arrival S.A. (Luxembourg)(b)(c)	19,746	18,696
Bally’s Corp.(b)(c)	101,784	928,270
BARK, Inc.(b)(c)	263,904	282,377
Barnes & Noble Education, Inc.(b)(c)	171,547	174,978
Bassett Furniture Industries, Inc.	20,804	320,174
Beazer Homes USA, Inc.(b)	172,082	4,162,664
Big 5 Sporting Goods Corp.(c)	130,496	921,302
BJ’s Restaurants, Inc.(b)(c)	33,800	869,336
Bloomin’ Brands, Inc.(c)	148,519	3,466,433
Bluegreen Vacations Holding Corp.	16,715	560,120
Boot Barn Holdings, Inc.(b)(c)	24,116	1,676,062
Boyd Gaming Corp.	61,399	3,392,295
Bright Horizons Family Solutions, Inc.(b)(c)	49,644	3,676,635
Brinker International, Inc.(b)(c)	101,369	3,438,436
Buckle, Inc. (The)(c)	62,704	2,117,514
Build-A-Bear Workshop, Inc.(c)	17,570	435,736
Caleres, Inc.(c)	82,990	2,122,884
Camping World Holdings, Inc., Class A(c)	85,484	1,431,857
CarParts.com, Inc.(b)(c)	56,048	158,616
Carriage Services, Inc.	17,201	371,542
Carvana Co.(b)(c)	194,173	5,242,671
Cato Corp. (The), Class A(c)	68,233	486,501
Cavco Industries, Inc.(b)	7,816	1,950,170
Century Communities, Inc.	58,490	3,597,135
Cheesecake Factory, Inc. (The)(c)	65,013	2,019,954
Chegg, Inc.(b)(c)	104,691	788,323
Chico’s FAS, Inc.(b)	365,383	2,733,065
Children’s Place, Inc. (The)(b)(c)	48,046	1,315,019
Choice Hotels International, Inc.(c)	14,125	1,560,812
Churchill Downs, Inc.(c)	18,065	1,984,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Chuy’s Holdings, Inc.(b)(c)	18,723	$630,216
Citi Trends, Inc.(b)(c)	26,851	647,109
Clarus Corp.(c)	38,760	224,420
Columbia Sportswear Co.(c)	35,524	2,621,671
Conn’s, Inc.(b)(c)	152,579	450,108
Container Store Group, Inc. (The)(b)(c)	209,868	388,256
ContextLogic, Inc., Class A(b)(c)	77,412	303,455
Cooper-Standard Holdings, Inc.(b)(c)	160,585	1,994,466
Coursera, Inc.(b)(c)	56,103	972,826
Crocs, Inc.(b)(c)	17,877	1,596,774
Dave & Buster’s Entertainment, Inc.(b)(c)	36,878	1,288,517
Denny’s Corp.(b)	66,934	576,971
Designer Brands, Inc., Class A(c)	241,482	2,441,383
Despegar.com Corp. (Argentina)(b)	58,204	385,893
Destination XL Group, Inc.(b)	64,047	266,436
Dillard’s, Inc., Class A(c)	4,524	1,404,476
Dine Brands Global, Inc.(c)	16,016	789,429
DoorDash, Inc., Class A(b)	67,004	5,021,950
Dorman Products, Inc.(b)	22,779	1,416,398
DraftKings, Inc., Class A(b)	86,795	2,397,278
Dream Finders Homes, Inc., Class A(b)(c)	30,359	597,769
Duluth Holdings, Inc., Class B(b)(c)	59,146	297,504
El Pollo Loco Holdings, Inc.(b)	35,534	296,709
Ethan Allen Interiors, Inc.	50,748	1,332,642
Etsy, Inc.(b)	21,327	1,328,672
Everi Holdings, Inc.(b)	82,781	893,207
Express, Inc.(b)(c)	55,107	490,452
Farfetch Ltd., Class A (United Kingdom)(b)(c)	152,703	229,055
Figs, Inc., Class A(b)(c)	47,419	261,279
Fisker, Inc.(b)(c)	62,000	279,000
Five Below, Inc.(b)(c)	18,731	3,258,819
Fossil Group, Inc.(b)	406,520	634,171
Fox Factory Holding Corp.(b)(c)	18,036	1,469,393
Frontdoor, Inc.(b)	79,867	2,310,552
Full House Resorts, Inc.(b)(c)	31,656	118,710
Funko, Inc., Class A(b)(c)	72,609	559,815
Garrett Motion, Inc. (Switzerland)(b)	90,059	635,817
Genesco, Inc.(b)(c)	58,933	1,615,354
Genius Sports Ltd. (United Kingdom)(b)(c)	79,253	386,755
Gentherm, Inc.(b)	28,863	1,160,870
Global-e Online Ltd. (Israel)(b)	15,143	531,671
Golden Entertainment, Inc.	27,024	847,473
GoPro, Inc., Class A(b)(c)	213,083	534,838
Grand Canyon Education, Inc.(b)	26,552	3,141,898
Green Brick Partners, Inc.(b)	38,519	1,490,685
Groupon, Inc.(b)(c)	211,409	2,703,921
GrowGeneration Corp.(b)(c)	101,328	206,709
Guess?, Inc.(c)	85,667	1,841,840
Haverty Furniture Cos., Inc.	51,535	1,342,487
Helen of Troy Ltd.(b)(c)	34,057	3,348,484
Hibbett, Inc.(c)	27,094	1,248,221
Hilton Grand Vacations, Inc.(b)(c)	77,431	2,783,644
Holley, Inc.(b)(c)	244,862	1,040,663
Hooker Furnishings Corp.	26,946	450,537
Hovnanian Enterprises, Inc., Class A(b)(c)	36,710	2,550,611
Hyatt Hotels Corp., Class A(c)	26,529	2,717,631
Installed Building Products, Inc.	15,477	1,728,317
iRobot Corp.(b)(c)	53,455	1,760,273
J Jill, Inc.(b)	11,094	317,843

	Shares	Value
Consumer Discretionary-(continued)
Jack in the Box, Inc.(c)	29,542	$1,866,464
JAKKS Pacific, Inc.(b)	14,495	243,081
JOANN, Inc.(c)	142,715	82,775
Johnson Outdoors, Inc., Class A(c)	9,267	440,646
Kirkland’s, Inc.(b)(c)	145,743	233,189
Kontoor Brands, Inc.(c)	77,729	3,610,512
Krispy Kreme, Inc.(c)	81,363	1,052,024
Lands’ End, Inc.(b)(c)	101,145	635,191
Latham Group, Inc.(b)(c)	78,586	179,962
Laureate Education, Inc., Class A	309,072	4,370,278
La-Z-Boy, Inc.(c)	94,241	2,755,607
Lazydays Holdings, Inc.(b)	58,386	368,416
Lazydays Holdings, Inc., Rts., expiring 11/14/2023(b)	39,658	0
Leslie’s, Inc.(b)(c)	106,592	526,564
LGI Homes, Inc.(b)(c)	34,391	3,250,293
LL Flooring Holdings, Inc.(b)(c)	213,483	691,685
Lovesac Co. (The)(b)(c)	12,764	210,095
Lucid Group, Inc.(b)(c)	109,609	451,589
Malibu Boats, Inc., Class A(b)(c)	20,893	911,353
MarineMax, Inc.(b)(c)	65,577	1,795,498
MasterCraft Boat Holdings, Inc.(b)	17,404	355,738
MercadoLibre, Inc. (Brazil)(b)	3,203	3,974,090
Mister Car Wash, Inc.(b)(c)	41,569	216,159
Modine Manufacturing Co.(b)	104,957	4,145,801
Monarch Casino & Resort, Inc.(c)	8,296	499,336
Monro, Inc.(c)	43,922	1,090,144
Motorcar Parts of America, Inc.(b)	44,132	318,633
Movado Group, Inc.	21,295	593,279
National Vision Holdings, Inc.(b)	75,256	1,169,478
Noodles & Co.(b)	65,306	139,102
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	58,877	4,547,659
On Holding AG, Class A (Switzerland)(b)	38,928	999,282
OneWater Marine, Inc., Class A(b)(c)	31,146	704,834
Overstock.com, Inc.(b)(c)	100,562	1,568,767
Oxford Industries, Inc.(c)	14,601	1,232,324
Papa John’s International, Inc.(c)	21,082	1,370,752
Patrick Industries, Inc.	52,859	3,972,354
Peloton Interactive, Inc., Class A(b)(c)	199,711	950,624
Perdoceo Education Corp.	118,564	2,144,823
Petco Health & Wellness Co., Inc.(b)(c)	209,054	723,327
PetMed Express, Inc.(c)	38,016	261,930
Planet Fitness, Inc., Class A(b)	16,283	899,961
Playa Hotels & Resorts N.V.(b)	72,579	524,746
PlayAGS, Inc.(b)	74,208	529,845
PLBY Group, Inc.(b)(c)	163,068	104,527
Portillo’s, Inc., Class A(b)(c)	14,253	213,082
Purple Innovation, Inc.(c)	74,602	72,364
QuantumScape Corp.(b)(c)	88,327	461,067
RCI Hospitality Holdings, Inc.	3,998	217,931
Red Robin Gourmet Burgers, Inc.(b)(c)	124,279	1,005,417
Red Rock Resorts, Inc., Class A(c)	39,598	1,566,101
Revolve Group, Inc.(b)(c)	21,902	301,152
Rocky Brands, Inc.(c)	16,521	202,878
RumbleOn, Inc., Class B(b)(c)	61,051	388,895
SeaWorld Entertainment, Inc.(b)(c)	18,846	811,886
Shake Shack, Inc., Class A(b)(c)	16,572	928,695
Shoe Carnival, Inc.(c)	30,172	690,335
Skyline Champion Corp.(b)	34,110	1,999,869
Sleep Number Corp.(b)(c)	68,875	1,120,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Smith & Wesson Brands, Inc.(c)	121,057	$1,783,170
Solid Power, Inc.(b)(c)	112,882	149,004
Sonos, Inc.(b)(c)	90,749	978,274
Sportradar Holding AG (Switzerland)(b)(c)	38,199	337,297
Sportsman’s Warehouse Holdings, Inc.(b)(c)	157,273	800,520
Standard Motor Products, Inc.	43,897	1,533,322
Steven Madden Ltd.(c)	75,711	2,482,564
Stitch Fix, Inc., Class A(b)(c)	254,975	836,318
Stoneridge, Inc.(b)	47,638	775,070
Strategic Education, Inc.(c)	28,614	2,355,218
Stride, Inc.(b)(c)	47,927	2,635,026
Sturm Ruger & Co., Inc.	32,324	1,789,133
Sweetgreen, Inc., Class A(b)(c)	72,232	746,157
Tile Shop Holdings, Inc.(b)(c)	64,586	354,577
Tilly’s, Inc., Class A(b)(c)	94,632	766,519
Topgolf Callaway Brands Corp.(b)(c)	136,332	1,665,977
Traeger, Inc.(b)(c)	85,956	226,064
Tupperware Brands Corp.(b)(c)	487,161	993,808
Udemy, Inc.(b)(c)	33,442	298,637
Unifi, Inc.(b)(c)	52,421	352,269
Universal Electronics, Inc.(b)	32,164	252,487
Universal Technical Institute, Inc.(b)	58,905	514,241
Upbound Group, Inc.(c)	118,685	3,092,931
Vera Bradley, Inc.(b)(c)	131,165	960,128
Vista Outdoor, Inc.(b)(c)	118,663	2,980,815
Visteon Corp.(b)	23,678	2,726,048
VOXX International Corp.(b)(c)	43,606	399,867
Vroom, Inc.(b)(c)	1,888,196	1,529,439
Warby Parker, Inc., Class A(b)(c)	30,773	399,434
Wendy’s Co. (The)	146,090	2,778,632
Wingstop, Inc.	8,209	1,500,359
Winmark Corp.	1,011	407,757
Winnebago Industries, Inc.(c)	47,842	2,772,444
Wolverine World Wide, Inc.	174,092	1,401,441
WW International, Inc.(b)(c)	478,692	3,743,371
Wyndham Hotels & Resorts, Inc.	53,645	3,883,898
YETI Holdings, Inc.(b)(c)	51,406	2,185,783
Zumiez, Inc.(b)	56,663	930,973

		260,435,507

Consumer Staples-4.61%
Adecoagro S.A. (Brazil)	304,221	3,209,531
Alico, Inc.(c)	12,528	306,184
Andersons, Inc. (The)	82,516	4,136,527
BellRing Brands, Inc.(b)	48,401	2,116,576
Benson Hill, Inc.(b)	128,466	19,784
Beyond Meat, Inc.(b)(c)	17,889	106,797
Blue Apron Holdings, Inc., Class A(b)	33,353	432,255
Boston Beer Co., Inc. (The), Class A(b)	6,906	2,306,259
Calavo Growers, Inc.	41,567	1,053,308
Cal-Maine Foods, Inc.	30,431	1,378,829
Central Garden & Pet Co.(b)(c)	18,771	818,979
Central Garden & Pet Co., Class A(b)	77,573	3,078,872
Chefs’ Warehouse, Inc. (The)(b)(c)	40,069	762,513
Coca-Cola Consolidated, Inc.	4,831	3,074,497
Coty, Inc., Class A(b)(c)	359,292	3,366,566
Dole PLC.	209,219	2,389,281
Duckhorn Portfolio, Inc. (The)(b)(c)	32,798	342,083
e.l.f. Beauty, Inc.(b)	9,639	892,861

	Shares	Value
Consumer Staples-(continued)
Edgewell Personal Care Co.	91,319	$3,187,033
Energizer Holdings, Inc.(c)	111,527	3,522,023
Fresh Del Monte Produce, Inc.	87,020	2,175,500
Freshpet, Inc.(b)(c)	13,482	773,867
Grocery Outlet Holding Corp.(b)(c)	117,085	3,239,742
Hain Celestial Group, Inc. (The)(b)	197,434	2,181,646
Hostess Brands, Inc.(b)	152,659	5,098,811
Ingles Markets, Inc., Class A(c)	36,531	2,930,517
Inter Parfums, Inc.	7,908	1,005,186
J&J Snack Foods Corp.(c)	11,869	1,858,804
John B. Sanfilippo & Son, Inc.	15,824	1,618,162
Lancaster Colony Corp.	12,640	2,138,309
Medifast, Inc.(c)	14,753	1,020,317
MGP Ingredients, Inc.(c)	7,458	705,974
Mission Produce, Inc.(b)(c)	58,632	551,727
National Beverage Corp.(b)(c)	26,190	1,214,692
Natural Grocers by Vitamin Cottage, Inc.	31,081	390,688
Olaplex Holdings, Inc.(b)	54,840	77,873
Pilgrim’s Pride Corp.(b)	128,370	3,273,435
PriceSmart, Inc.	40,119	2,507,036
Reynolds Consumer Products, Inc.(c)	62,614	1,592,274
Seneca Foods Corp., Class A(b)	24,359	1,331,219
Simply Good Foods Co. (The)(b)(c)	50,675	1,889,671
Sovos Brands, Inc.(b)(c)	37,617	816,665
Turning Point Brands, Inc.	26,599	533,310
Universal Corp.	62,398	2,807,910
USANA Health Sciences, Inc.(b)	20,839	949,216
Utz Brands, Inc.(c)	35,070	427,503
Vector Group Ltd.	248,096	2,550,427
Village Farms International, Inc. (Canada)(b)	339,805	244,660
Village Super Market, Inc., Class A	13,642	333,820
WD-40 Co.(c)	7,605	1,607,697
Weis Markets, Inc.(c)	32,675	2,127,142
Whole Earth Brands, Inc.(b)(c)	154,304	546,236

		87,020,794

Energy-7.03%
Adams Resources & Energy, Inc.	10,632	338,523
Antero Midstream Corp.	338,945	4,182,581
Archrock, Inc.	313,570	3,972,932
Ardmore Shipping Corp. (Ireland)(c)	34,159	453,973
Berry Corp.	171,760	1,434,196
Bristow Group, Inc.(b)	40,327	1,054,148
Cactus, Inc., Class A	19,111	897,070
Callon Petroleum Co.(b)(c)	69,522	2,596,647
ChampionX Corp.	118,068	3,636,494
Chord Energy Corp.	14,338	2,370,358
Clean Energy Fuels Corp.(b)(c)	131,412	458,628
Comstock Resources, Inc.(c)	96,473	1,215,560
CONSOL Energy, Inc.	60,962	5,601,798
Core Laboratories, Inc.(c)	79,961	1,712,765
Crescent Energy Co., Class A(c)	28,748	350,151
CVR Energy, Inc.(c)	89,164	2,920,121
Denbury, Inc.(b)	27,356	2,431,675
DHT Holdings, Inc.	221,377	2,461,712
Diamond Offshore Drilling, Inc.(b)	126,819	1,573,824
DMC Global, Inc.(b)	20,302	384,723
Dorian LPG Ltd.	57,267	1,830,826
Dril-Quip, Inc.(b)	38,433	832,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Energy-(continued)
Enviva, Inc.(c)	21,990	$79,604
Expro Group Holdings N.V.(b)	62,646	986,675
Forum Energy Technologies, Inc.(b)(c)	12,608	274,476
GeoPark Ltd. (Colombia)(c)	50,488	498,821
Gevo, Inc.(b)(c)	228,806	244,822
Golar LNG Ltd. (Cameroon)	105,848	2,374,171
Gran Tierra Energy, Inc. (Colombia)(b)	148,342	907,853
Green Plains, Inc.(b)(c)	71,712	2,106,899
Gulfport Energy Corp.(b)	13,853	1,712,369
Hallador Energy Co.(b)(c)	40,473	565,813
Helix Energy Solutions Group, Inc.(b)	349,097	3,421,151
International Seaways, Inc.(c)	32,652	1,570,235
Kosmos Energy Ltd. (Ghana)(b)(c)	366,293	2,651,961
Liberty Energy, Inc., Class A(c)	143,688	2,830,654
Magnolia Oil & Gas Corp., Class A(c)	85,072	1,909,866
Mammoth Energy Services, Inc.(b)(c)	87,642	354,950
Matador Resources Co.	61,189	3,774,749
Nabors Industries Ltd.(b)(c)	25,559	2,495,581
NACCO Industries, Inc., Class A	8,783	303,453
Navigator Holdings Ltd.	56,523	794,148
New Fortress Energy, Inc.(c)	11,437	346,541
Newpark Resources, Inc.(b)	280,844	1,943,441
Noble Corp. PLC(c)	32,023	1,495,154
Nordic American Tankers Ltd.	307,302	1,410,516
Northern Oil and Gas, Inc.	17,268	662,055
Oceaneering International, Inc.(b)	105,816	2,326,894
Oil States International, Inc.(b)	130,070	944,308
Overseas Shipholding Group, Inc., Class A(b)	200,465	980,274
Par Pacific Holdings, Inc.(b)	111,004	3,643,151
Patterson-UTI Energy, Inc.	427,092	5,424,068
Permian Resources Corp.(c)	220,880	3,218,222
ProPetro Holding Corp.(b)	221,653	2,322,923
Range Resources Corp.(c)	159,956	5,732,823
REX American Resources Corp.(b)	26,918	1,023,153
RPC, Inc.	84,331	701,634
SandRidge Energy, Inc.(c)	25,488	403,985
Scorpio Tankers, Inc. (Monaco)	36,295	2,037,964
Select Water Solutions, Inc., Class A	111,528	829,768
SFL Corp. Ltd. (Norway)	335,063	3,638,784
SilverBow Resources, Inc.(b)	22,226	757,907
Solaris Oilfield Infrastructure, Inc., Class A	38,594	356,609
Talos Energy, Inc.(b)	151,418	2,346,979
Teekay Corp. (Bermuda)(b)	335,617	2,359,388
Teekay Tankers Ltd., Class A (Canada)	28,677	1,425,247
Tellurian, Inc.(b)(c)	251,376	173,449
TETRA Technologies, Inc.(b)	251,952	1,194,252
Texas Pacific Land Corp.(c)	1,217	2,246,521
Tidewater, Inc.(b)	22,844	1,561,387
Tsakos Energy Navigation Ltd. (Greece)	75,144	1,655,422
US Silica Holdings, Inc.(b)	140,554	1,696,487
VAALCO Energy, Inc.(c)	89,940	402,032
Valaris Ltd.(b)(c)	25,975	1,715,389
Vital Energy, Inc.(b)(c)	47,344	2,369,094
W&T Offshore, Inc.(b)(c)	164,703	683,517

		132,598,753

Financials-18.31%
1st Source Corp.	23,186	1,057,745

	Shares	Value
Financials-(continued)
Acacia Research Corp.(b)(c)	85,770	$307,914
AFC Gamma, Inc.(c)	23,774	251,529
Affirm Holdings, Inc.(b)(c)	172,813	3,043,237
AG Mortgage Investment Trust, Inc.(c)	82,978	418,209
Amalgamated Financial Corp.	20,723	377,988
A-Mark Precious Metals, Inc.(c)	105,351	2,852,905
Ambac Financial Group, Inc.(b)	140,644	1,706,012
Amerant Bancorp, Inc.(c)	32,253	587,972
AMERISAFE, Inc.	39,986	2,038,086
Arbor Realty Trust, Inc.(c)	251,278	3,168,616
Ares Commercial Real Estate Corp.(c)	113,428	1,040,135
Argo Group International Holdings Ltd.(c)	92,121	2,748,891
ARMOUR Residential REIT, Inc.	32,352	471,369
Arrow Financial Corp.(c)	11,263	240,015
AssetMark Financial Holdings, Inc.(b)	16,559	395,926
Atlanticus Holdings Corp.(b)(c)	8,952	261,936
Avantax, Inc.(b)	31,269	807,053
AvidXchange Holdings, Inc.(b)(c)	61,517	531,507
Axos Financial, Inc.(b)(c)	61,403	2,212,350
B. Riley Financial, Inc.(c)	59,764	2,164,054
Banc of California, Inc.(c)	73,795	827,242
BancFirst Corp.	17,164	1,392,172
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	43,728	987,378
Bancorp, Inc. (The)(b)(c)	37,353	1,331,634
Bank First Corp.(c)	5,701	450,208
Bank of Marin Bancorp	17,625	296,100
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	65,312	1,649,781
Banner Corp.	54,040	2,281,028
Bar Harbor Bankshares	13,420	335,768
BayCom Corp.	15,020	297,396
BCB Bancorp, Inc.	26,416	271,556
Berkshire Hills Bancorp, Inc.(c)	65,413	1,282,749
BGC Group, Inc., Class A(c)	705,061	4,138,708
Blue Foundry Bancorp(b)(c)	35,247	266,115
Bridgewater Bancshares, Inc.(b)	29,260	281,774
Bright Health Group, Inc.(b)(c)	9,738	70,698
Brightsphere Investment Group, Inc.	56,763	888,909
BrightSpire Capital, Inc.(c)	255,013	1,443,374
Brookline Bancorp, Inc.	136,903	1,114,390
BRP Group, Inc., Class A(b)(c)	14,086	294,820
Business First Bancshares, Inc.(c)	29,508	576,586
Byline Bancorp, Inc.	30,378	576,271
Cambridge Bancorp	7,960	427,532
Camden National Corp.(c)	19,356	564,421
Cannae Holdings, Inc.(b)	154,177	2,520,794
Capital City Bank Group, Inc.	15,124	432,093
Capitol Federal Financial, Inc.	363,787	1,891,692
Capstar Financial Holdings, Inc.(c)	26,008	394,801
Carter Bankshares, Inc.(b)	23,617	265,927
Cass Information Systems, Inc.(c)	13,022	492,362
Central Pacific Financial Corp.	54,628	862,030
Cherry Hill Mortgage Investment Corp.(c)	56,256	167,080
City Holding Co.(c)	15,732	1,428,151
Civista Bancshares, Inc.	15,114	220,362
CNA Financial Corp.	82,975	3,352,190
CNB Financial Corp.	30,224	549,472
Cohen & Steers, Inc.(c)	25,257	1,319,426
Columbia Financial, Inc.(b)(c)	24,219	389,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
Community Trust Bancorp, Inc.	27,731	$1,041,576
Compass Diversified Holdings	153,006	2,628,643
ConnectOne Bancorp, Inc.	57,310	933,580
Consumer Portfolio Services, Inc.(b)(c)	34,847	322,335
Credit Acceptance Corp.(b)(c)	7,390	2,973,958
CrossFirst Bankshares, Inc.(b)(c)	45,619	482,649
Customers Bancorp, Inc.(b)	81,402	3,273,174
CVB Financial Corp.(c)	160,242	2,502,980
Diamond Hill Investment Group, Inc.	6,084	955,796
Dime Community Bancshares, Inc.	43,660	802,907
Donegal Group, Inc., Class A	25,021	353,297
Donnelley Financial Solutions, Inc.(b)	33,330	1,814,152
Dynex Capital, Inc.(c)	78,844	791,594
Eagle Bancorp, Inc.	48,611	946,942
Eastern Bankshares, Inc.	223,602	2,461,858
eHealth, Inc.(b)	104,812	899,287
Ellington Financial, Inc.	56,954	685,157
Ellington Residential Mortgage REIT	40,288	212,721
Employers Holdings, Inc.	52,439	1,992,682
Encore Capital Group, Inc.(b)(c)	62,911	2,370,486
Enova International, Inc.(b)	63,271	2,523,247
Enterprise Financial Services Corp.	36,527	1,270,044
Equity Bancshares, Inc., Class A(c)	21,170	512,314
EVERTEC, Inc.	43,265	1,374,962
F&G Annuities & Life, Inc.(c)	66,757	2,048,772
Farmers & Merchants Bancorp, Inc.(c)	11,836	206,183
Farmers National Banc Corp.(c)	49,641	560,447
FB Financial Corp.	38,924	1,143,198
Federal Agricultural Mortgage Corp., Class C	11,467	1,703,538
Financial Institutions, Inc.	17,439	276,234
First Bancorp	243,936	3,256,546
First Bancorp/Southern Pines NC(c)	36,999	1,073,711
First Bancshares, Inc. (The)	19,372	469,190
First Busey Corp.	73,269	1,455,122
First Business Financial Services, Inc.	11,202	343,901
First Commonwealth Financial Corp.	138,415	1,685,895
First Community Bankshares, Inc.	13,507	441,004
First Financial Bankshares, Inc.(c)	83,112	1,998,844
First Financial Corp.	22,039	758,362
First Foundation, Inc.	83,075	377,160
First Internet Bancorp(c)	18,666	305,562
First Interstate BancSystem, Inc., Class A	95,601	2,205,515
First Merchants Corp.(c)	75,666	2,066,438
First Mid Bancshares, Inc.(c)	14,410	393,681
First of Long Island Corp. (The)	32,933	353,700
FirstCash Holdings, Inc.	36,588	3,985,165
Five Star Bancorp	11,725	228,286
Flushing Financial Corp.(c)	64,388	794,548
Flywire Corp.(b)	12,982	349,086
Franklin BSP Realty Trust, Inc.	136,662	1,723,308
FS Bancorp, Inc.	7,977	230,296
German American Bancorp, Inc.(c)	25,990	710,307
Granite Point Mortgage Trust, Inc.	336,877	1,414,883
Great Ajax Corp.	34,143	147,498
Great Southern Bancorp, Inc.(c)	12,395	616,279
Green Dot Corp., Class A(b)(c)	133,699	1,494,755
Greenhill & Co., Inc.	36,560	541,454
Greenlight Capital Re Ltd., Class A(b)(c)	49,534	552,304
Hamilton Lane, Inc., Class A	11,643	979,409

	Shares	Value
Financials-(continued)
Hanmi Financial Corp.	58,498	$858,751
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	64,435	1,104,416
HarborOne Bancorp, Inc.(c)	52,532	516,915
HBT Financial, Inc.	13,095	235,710
HCI Group, Inc.(c)	10,330	609,160
Heartland Financial USA, Inc.	61,500	1,685,100
Heritage Commerce Corp.(c)	90,032	736,462
Heritage Financial Corp.	51,830	843,274
Hilltop Holdings, Inc.	105,713	2,919,793
Hingham Institution for Savings (The)(c)	1,337	198,651
Hippo Holdings, Inc.(b)(c)	37,677	271,274
HomeStreet, Inc.(c)	43,972	212,385
HomeTrust Bancshares, Inc.(c)	16,637	342,889
Hope Bancorp, Inc.	295,050	2,584,638
Horace Mann Educators Corp.	93,094	2,953,873
Horizon Bancorp, Inc.	74,962	711,389
Houlihan Lokey, Inc.(c)	33,139	3,331,132
I3 Verticals, Inc., Class A(b)	12,839	240,731
Independent Bank Corporation	36,537	728,913
Independent Bank Group, Inc.(c)	53,015	1,874,080
Interactive Brokers Group, Inc., Class A	21,129	1,691,799
International Bancshares Corp.	80,127	3,511,966
International Money Express, Inc.(b)	18,774	299,633
Invesco Mortgage Capital, Inc.(c)(d)	63,834	435,986
James River Group Holdings Ltd.	82,314	1,131,817
Kearny Financial Corp.	129,630	899,632
Kinsale Capital Group, Inc.	3,508	1,171,356
KKR Real Estate Finance Trust, Inc.	143,663	1,499,842
Ladder Capital Corp.	312,171	3,156,049
Lakeland Bancorp, Inc.	73,937	834,009
Lakeland Financial Corp.(c)	20,959	1,032,231
Lemonade, Inc.(b)(c)	40,838	446,768
LendingClub Corp.(b)(c)	157,176	815,743
LendingTree, Inc.(b)(c)	29,720	393,196
Live Oak Bancshares, Inc.(c)	25,996	749,985
Macatawa Bank Corp.	36,583	334,003
MarketAxess Holdings, Inc.	9,801	2,094,964
Marqeta, Inc., Class A(b)	251,101	1,298,192
Mercantile Bank Corp.	15,556	512,415
Merchants Bancorp	16,295	487,058
Mercury General Corp.	93,729	2,894,352
Metrocity Bankshares, Inc.	16,880	338,275
Metropolitan Bank Holding Corp.(b)	14,420	467,352
Mid Penn Bancorp, Inc.	17,040	324,782
Midland States Bancorp, Inc.	31,931	696,734
MidWestOne Financial Group, Inc.	15,150	301,788
Moelis & Co., Class A(c)	87,673	3,650,704
Morningstar, Inc.(c)	9,546	2,417,429
National Bank Holdings Corp., Class A	27,806	866,991
National Western Life Group, Inc., Class A	4,398	2,106,202
NBT Bancorp, Inc.(c)	64,066	2,144,289
Nelnet, Inc., Class A	22,677	1,923,236
New York Mortgage Trust, Inc.(c)	326,025	2,539,735
Nicolet Bankshares, Inc.(c)	13,471	980,958
NMI Holdings, Inc., Class A(b)	107,252	2,933,342
Northeast Bank	7,419	354,183
Northfield Bancorp, Inc.	67,717	582,366
Northrim BanCorp, Inc.(c)	8,753	365,088
Northwest Bancshares, Inc.	240,813	2,509,271

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
NU Holdings Ltd., Class A (Brazil)(b)	513,990	$4,214,718
OceanFirst Financial Corp.	95,889	1,213,955
Ocwen Financial Corp.(b)(c)	19,423	466,929
OFG Bancorp	68,719	2,035,457
Old Second Bancorp, Inc.	34,695	470,464
Open Lending Corp., Class A(b)(c)	43,255	259,097
Oportun Financial Corp.(b)	107,482	628,770
Orchid Island Capital, Inc.	62,309	391,301
Origin Bancorp, Inc.(c)	20,204	597,836
Oscar Health, Inc., Class A(b)	211,472	1,082,737
Pagseguro Digital Ltd., Class A (Brazil)(b)(c)	320,003	2,259,221
Palomar Holdings, Inc.(b)(c)	9,833	492,437
Park National Corp.(c)	18,464	1,872,065
Pathward Financial, Inc.	33,325	1,509,289
Payoneer Global, Inc.(b)(c)	87,005	503,759
Paysafe Ltd.(b)(c)	110,696	1,075,965
Peapack-Gladstone Financial Corp.	20,639	482,333
Peoples Bancorp, Inc.	46,270	1,276,127
Perella Weinberg Partners(c)	30,696	301,128
Piper Sandler Cos	17,572	2,457,444
PJT Partners, Inc., Class A(c)	9,834	770,592
PRA Group, Inc.(b)	72,140	888,043
Preferred Bank(c)	15,078	898,196
Premier Financial Corp.	53,394	926,386
ProAssurance Corp.	173,639	2,951,863
PROG Holdings, Inc.(b)	138,527	3,794,255
Provident Financial Services, Inc.	134,153	1,884,850
QCR Holdings, Inc.(c)	18,064	857,137
RBB Bancorp	20,906	241,882
Ready Capital Corp.(c)	323,553	3,051,105
Redwood Trust, Inc.(c)	410,002	2,574,813
Regional Management Corp.	15,554	386,672
Remitly Global, Inc.(b)	33,883	912,469
Renasant Corp.	94,008	2,292,855
Repay Holdings Corp., Class A(b)(c)	102,486	613,891
Republic Bancorp, Inc., Class A(c)	7,477	330,409
RLI Corp.	25,259	3,365,509
Root, Inc., Class A(b)(c)	62,151	561,845
Runway Growth Finance Corp.(c)	32,392	394,535
Ryan Specialty Holdings, Inc., Class A(b)(c)	16,768	724,378
S&T Bancorp, Inc.	60,035	1,546,502
Safety Insurance Group, Inc.	28,698	2,157,229
Sandy Spring Bancorp, Inc.	78,248	1,600,172
Sculptor Capital Management, Inc.	57,098	722,290
Seacoast Banking Corp.of Florida	43,992	889,078
Selectquote, Inc.(b)	225,412	297,544
ServisFirst Bancshares, Inc.(c)	29,725	1,401,831
Shift4 Payments, Inc., Class A(b)(c)	12,346	549,644
Shore Bancshares, Inc.(c)	23,925	245,471
SiriusPoint Ltd. (Bermuda)(b)	285,185	2,809,072
SmartFinancial, Inc.	16,415	342,253
South Plains Financial, Inc.	16,755	449,369
Southern First Bancshares, Inc.(b)(c)	10,142	273,834
Southern Missouri Bancorp, Inc.(c)	7,135	288,611
Southside Bancshares, Inc.	49,684	1,326,563
Stellar Bancorp, Inc.(c)	23,934	520,325
StepStone Group, Inc., Class A	36,057	1,020,413
Stewart Information Services Corp.(c)	78,922	3,446,524
Stock Yards Bancorp, Inc.(c)	21,166	827,802

	Shares	Value
Financials-(continued)
StoneCo Ltd., Class A (Brazil)(b)	393,607	$3,902,613
StoneX Group, Inc.(b)	19,600	1,868,272
Summit Financial Group, Inc.	12,189	262,063
TFS Financial Corp.(c)	55,195	654,613
Third Coast Bancshares, Inc.(b)	16,062	249,122
Tiptree, Inc.	28,179	425,785
Toast, Inc., Class A(b)(c)	47,395	757,846
Tompkins Financial Corp.	17,422	872,494
Towne Bank(c)	83,017	1,987,427
TPG RE Finance Trust, Inc.	227,300	1,252,423
TPG, Inc.(c)	99,088	2,738,792
Tradeweb Markets, Inc., Class A	38,309	3,448,193
TriCo Bancshares(c)	30,424	984,216
Triumph Financial, Inc.(b)(c)	25,168	1,566,708
Trupanion, Inc.(b)(c)	10,759	221,635
TrustCo Bank Corp.	33,971	867,280
Trustmark Corp.	118,941	2,391,904
Two Harbors Investment Corp.(c)	226,548	2,630,222
United Community Banks, Inc.(c)	115,803	2,558,088
United Fire Group, Inc.	36,392	732,935
Universal Insurance Holdings, Inc.	102,038	1,597,915
Univest Financial Corp.	43,283	721,095
Upstart Holdings, Inc.(b)(c)	55,753	1,339,745
Veritex Holdings, Inc.	70,100	1,207,122
Victory Capital Holdings, Inc., Class A(c)	12,994	382,803
Virtu Financial, Inc., Class A(c)	190,638	3,524,897
Virtus Investment Partners, Inc.	9,539	1,757,370
WaFd, Inc.(c)	107,896	2,662,873
Walker & Dunlop, Inc.(c)	38,691	2,507,177
Washington Trust Bancorp, Inc.	28,907	670,353
Waterstone Financial, Inc.	33,246	359,057
WesBanco, Inc.(c)	92,118	2,246,758
West Bancorporation, Inc.	14,124	232,057
Westamerica Bancorporation	33,408	1,578,194
White Mountains Insurance Group Ltd.(c)	2,386	3,413,769
WisdomTree, Inc.	124,856	774,107
World Acceptance Corp.(b)(c)	12,410	1,223,874
WSFS Financial Corp.	57,691	2,042,261
XP, Inc., Class A (Brazil)	297,624	5,952,480

		345,480,326

Health Care-9.16%
10X Genomics, Inc., Class A(b)(c)	15,209	536,574
23andMe Holding Co., Class A(b)	221,195	187,374
2seventy bio, Inc.(b)(c)	33,450	81,618
Acadia Pharmaceuticals, Inc.(b)	29,562	667,214
Accolade, Inc.(b)(c)	72,587	471,815
Accuray, Inc.(b)(c)	138,873	366,625
AdaptHealth Corp.(b)(c)	90,882	666,165
Adaptive Biotechnologies Corp.(b)(c)	53,130	235,897
Addus HomeCare Corp.(b)	11,496	907,034
Agiliti, Inc.(b)(c)	21,867	123,111
agilon health, inc.(b)(c)	41,550	747,900
Agios Pharmaceuticals, Inc.(b)(c)	50,023	1,050,983
Alignment Healthcare, Inc.(b)(c)	49,547	340,883
Alkermes PLC(b)(c)	69,486	1,680,866
Allogene Therapeutics, Inc.(b)(c)	67,901	191,481
Alnylam Pharmaceuticals, Inc.(b)	3,723	565,151
Amedisys, Inc.(b)	34,210	3,129,873
American Well Corp., Class A(b)(c)	288,124	337,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Amicus Therapeutics, Inc.(b)	31,797	$348,813
Amneal Pharmaceuticals, Inc.(b)(c)	394,323	1,526,030
Amphastar Pharmaceuticals, Inc.(b)(c)	20,212	914,997
AngioDynamics, Inc.(b)	45,139	279,862
ANI Pharmaceuticals, Inc.(b)	11,588	715,443
Anika Therapeutics, Inc.(b)(c)	16,143	314,788
Apollo Medical Holdings, Inc.(b)(c)	25,533	796,885
Arcus Biosciences, Inc.(b)(c)	30,960	486,382
Arrowhead Pharmaceuticals, Inc.(b)(c)	13,250	325,817
Artivion, Inc.(b)(c)	42,535	541,896
Arvinas, Inc.(b)(c)	19,804	319,240
Assertio Holdings, Inc.(b)(c)	74,770	160,756
Atea Pharmaceuticals, Inc.(b)(c)	194,284	631,423
AtriCure, Inc.(b)	15,469	535,846
Atrion Corp.(c)	688	235,282
Aurinia Pharmaceuticals, Inc. (Canada)(b)	54,525	400,213
Avanos Medical, Inc.(b)	63,524	1,166,301
Avidity Biosciences, Inc.(b)(c)	11,551	59,488
Axonics, Inc.(b)(c)	8,775	449,368
Azenta, Inc.(b)(c)	43,561	1,979,847
Beam Therapeutics, Inc.(b)(c)	16,773	354,581
BioLife Solutions, Inc.(b)(c)	16,613	167,791
Bionano Genomics, Inc.(b)(c)	22,261	30,720
Bio-Techne Corp.	42,728	2,334,231
Bluebird Bio, Inc.(b)(c)	53,059	156,524
Blueprint Medicines Corp.(b)(c)	24,683	1,452,841
Brookdale Senior Living, Inc.(b)(c)	1,102,683	4,311,491
Bruker Corp.	37,100	2,114,700
Butterfly Network, Inc.(b)(c)	127,991	108,396
C4 Therapeutics, Inc.(b)(c)	56,237	83,793
Cano Health, Inc.(b)(c)	245,400	32,270
CareDx, Inc.(b)(c)	34,394	186,072
CareMax, Inc.(b)	69,318	138,636
Caribou Biosciences, Inc.(b)(c)	50,825	184,495
Castle Biosciences, Inc.(b)(c)	15,513	242,313
Catalyst Pharmaceuticals, Inc.(b)(c)	19,234	238,694
Celldex Therapeutics, Inc.(b)(c)	9,297	218,665
Certara, Inc.(b)(c)	51,917	632,868
Chemed Corp.	6,055	3,406,846
Chinook Therapeutics, Inc.(b)(c)	14,882	5,804
Clover Health Investments Corp.(b)(c)	844,227	804,802
Collegium Pharmaceutical, Inc.(b)(c)	21,178	460,833
Computer Programs and Systems, Inc.(b)(c)	16,389	230,921
CONMED Corp.(c)	19,320	1,882,927
Corcept Therapeutics, Inc.(b)(c)	39,058	1,096,749
CorVel Corp.(b)(c)	2,879	558,353
Crinetics Pharmaceuticals, Inc.(b)(c)	14,996	439,233
CRISPR Therapeutics AG (Switzerland)(b)(c)	44,604	1,736,434
Cross Country Healthcare, Inc.(b)(c)	46,012	1,065,638
CryoPort, Inc.(b)(c)	28,332	274,820
Cue Health, Inc.(b)	237,407	71,460
Cytek Biosciences, Inc.(b)(c)	38,988	164,139
Denali Therapeutics, Inc.(b)(c)	26,274	494,739
DocGo, Inc.(b)(c)	49,029	291,232
Doximity, Inc., Class A(b)(c)	21,108	431,236
Eagle Pharmaceuticals, Inc.(b)(c)	12,742	174,948
Editas Medicine, Inc.(b)(c)	55,158	368,455
Embecta Corp.(c)	130,402	1,971,678

	Shares	Value
Health Care-(continued)
Emergent BioSolutions, Inc.(b)(c)	245,888	$513,906
Enanta Pharmaceuticals, Inc.(b)(c)	9,623	86,799
Enhabit, Inc.(b)(c)	186,513	1,374,601
Ensign Group, Inc. (The)(c)	30,198	2,917,127
EQRx, Inc.(b)	287,866	627,548
Evolent Health, Inc., Class A(b)(c)	30,566	746,727
Exact Sciences Corp.(b)(c)	64,523	3,973,972
Fate Therapeutics, Inc.(b)(c)	86,240	156,094
FibroGen, Inc.(b)(c)	14,042	7,597
Fulgent Genetics, Inc.(b)(c)	44,494	1,065,186
Generation Bio Co.(b)(c)	62,010	58,184
Glaukos Corp.(b)	13,674	932,567
Globus Medical, Inc., Class A(b)(c)	86,609	3,958,897
Guardant Health, Inc.(b)	26,135	676,374
Haemonetics Corp.(b)	28,763	2,451,470
Halozyme Therapeutics, Inc.(b)	14,801	501,310
Health Catalyst, Inc.(b)	45,797	343,020
HealthEquity, Inc.(b)	41,247	2,956,585
HealthStream, Inc.	22,814	579,476
ICU Medical, Inc.(b)(c)	15,754	1,544,837
ImmunoGen, Inc.(b)(c)	94,448	1,403,497
Inari Medical, Inc.(b)(c)	5,576	338,519
Inmode Ltd.(b)(c)	21,239	405,665
Innoviva, Inc.(b)(c)	95,444	1,184,460
Inogen, Inc.(b)	32,398	144,819
Inovio Pharmaceuticals, Inc.(b)(c)	255,521	93,086
Insmed, Inc.(b)(c)	22,753	570,190
Inspire Medical Systems, Inc.(b)	1,087	159,963
Insulet Corp.(b)	5,114	677,963
Integer Holdings Corp.(b)	44,214	3,588,850
Integra LifeSciences Holdings Corp.(b)	58,472	2,102,653
Intellia Therapeutics, Inc.(b)(c)	25,198	631,210
Intra-Cellular Therapies, Inc.(b)	8,017	398,926
Invitae Corp.(b)(c)	1,432,712	867,794
Ionis Pharmaceuticals, Inc.(b)(c)	41,391	1,832,380
Iovance Biotherapeutics, Inc.(b)(c)	75,172	287,157
iRhythm Technologies, Inc.(b)(c)	3,752	294,607
Ironwood Pharmaceuticals, Inc.(b)	82,480	739,846
iTeos Therapeutics, Inc.(b)	27,193	273,562
Karuna Therapeutics, Inc.(b)(c)	2,111	351,714
Kodiak Sciences, Inc.(b)	54,688	79,298
Krystal Biotech, Inc.(b)(c)	5,888	688,131
Kura Oncology, Inc.(b)(c)	37,449	316,444
Kymera Therapeutics, Inc.(b)(c)	9,458	110,375
Lantheus Holdings, Inc.(b)	15,525	1,002,915
LeMaitre Vascular, Inc.(c)	8,540	414,873
LifeStance Health Group, Inc.(b)(c)	66,665	388,657
Ligand Pharmaceuticals, Inc.(b)	10,563	552,339
LivaNova PLC(b)	37,870	1,857,523
Lyell Immunopharma, Inc.(b)(c)	239,079	395,676
MacroGenics, Inc.(b)(c)	44,723	233,454
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	39,609	271,718
Masimo Corp.(b)(c)	19,174	1,555,587
Medpace Holdings, Inc.(b)	9,582	2,325,264
Merit Medical Systems, Inc.(b)	32,223	2,215,009
Mesa Laboratories, Inc.(c)	2,541	238,422
Mirati Therapeutics, Inc.(b)(c)	21,775	1,209,166
ModivCare, Inc.(b)	17,945	757,997
Multiplan Corp.(b)(c)	1,300,759	2,198,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Myriad Genetics, Inc.(b)(c)	79,877	$1,244,484
Natera, Inc.(b)	16,338	644,861
National HealthCare Corp.	25,984	1,750,282
National Research Corp.	9,729	411,148
Nektar Therapeutics(b)	304,251	142,694
Neogen Corp.(b)(c)	83,253	1,239,637
NeoGenomics, Inc.(b)	103,963	1,457,561
Neurocrine Biosciences, Inc.(b)	20,777	2,305,000
Nevro Corp.(b)(c)	15,993	230,779
NextGen Healthcare, Inc.(b)	48,119	1,151,006
Novocure Ltd.(b)(c)	7,879	104,791
Nurix Therapeutics, Inc.(b)(c)	35,440	198,110
Nuvation Bio, Inc.(b)	177,287	170,834
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	4,734	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(e)	4,734	0
Omnicell, Inc.(b)	43,219	1,536,003
OPKO Health, Inc.(b)(c)	1,165,268	1,456,585
Option Care Health, Inc.(b)	104,031	2,884,780
OraSure Technologies, Inc.(b)	101,362	523,028
Orthofix Medical, Inc.(b)	36,457	402,485
Outset Medical, Inc.(b)(c)	15,209	53,840
Pacific Biosciences of California, Inc.(b)(c)	73,519	454,347
Pacira BioSciences, Inc.(b)	29,093	822,168
PDL BioPharma, Inc.(b)(e)	527,611	849,454
Pediatrix Medical Group, Inc.(b)	230,334	2,639,628
Pennant Group, Inc. (The)(b)(c)	31,080	337,840
Penumbra, Inc.(b)	4,949	946,001
PetIQ, Inc.(b)(c)	85,050	1,596,388
Phibro Animal Health Corp., Class A	41,702	455,386
Phreesia, Inc.(b)(c)	12,889	176,064
Prestige Consumer Healthcare, Inc.(b)	59,938	3,557,920
Privia Health Group, Inc.(b)(c)	14,748	310,003
Progyny, Inc.(b)(c)	11,495	354,736
Prothena Corp. PLC (Ireland)(b)(c)	6,446	235,021
Quanterix Corp.(b)	32,599	708,050
Quantum-Si, Inc.(b)(c)	146,319	175,583
QuidelOrtho Corp.(b)(c)	40,497	2,473,557
R1 RCM, Inc.(b)(c)	41,129	484,911
RadNet, Inc.(b)	70,012	1,887,524
Recursion Pharmaceuticals, Inc., Class A(b)(c)	49,118	259,343
REGENXBIO, Inc.(b)(c)	36,427	469,544
Relay Therapeutics, Inc.(b)(c)	33,986	224,308
Repligen Corp.(b)(c)	12,577	1,692,361
REVOLUTION Medicines, Inc.(b)(c)	19,771	391,466
Rocket Pharmaceuticals, Inc.(b)	15,838	286,668
Sage Therapeutics, Inc.(b)(c)	36,893	691,006
Sana Biotechnology, Inc.(b)(c)	74,398	220,218
Sangamo Therapeutics, Inc.(b)	114,039	71,867
Sarepta Therapeutics, Inc.(b)(c)	9,525	641,128
Schrodinger, Inc.(b)(c)	19,142	415,381
Seagen, Inc.(b)(c)	17,849	3,798,446
Seer, Inc.(b)(c)	89,229	146,336
Sharecare, Inc.(b)(c)	243,330	255,496
SIGA Technologies, Inc.(c)	60,086	306,439
SNDL, Inc. (Canada)(b)(c)	503,647	725,252
SomaLogic, Inc.(b)(c)	172,010	383,582
Sotera Health Co.(b)(c)	53,220	673,765

	Shares	Value
Health Care-(continued)
STAAR Surgical Co.(b)(c)	6,157	$257,486
Supernus Pharmaceuticals, Inc.(b)	44,307	1,056,722
Surgery Partners, Inc.(b)(c)	42,580	984,875
Tandem Diabetes Care, Inc.(b)(c)	16,970	293,581
Travere Therapeutics, Inc.(b)(c)	23,273	150,809
Twist Bioscience Corp.(b)(c)	26,648	419,972
UFP Technologies, Inc.(b)(c)	3,400	530,128
Ultragenyx Pharmaceutical, Inc.(b)(c)	19,753	699,256
uniQure N.V. (Netherlands)(b)	30,302	172,721
US Physical Therapy, Inc.(c)	9,036	760,018
Vanda Pharmaceuticals, Inc.(b)	105,374	461,538
Varex Imaging Corp.(b)(c)	78,641	1,419,470
Veracyte, Inc.(b)	44,956	931,488
Veradigm, Inc.(b)(c)	181,587	2,395,133
Vir Biotechnology, Inc.(b)(c)	32,973	261,476
Xencor, Inc.(b)(c)	21,776	377,814
Xenon Pharmaceuticals, Inc. (Canada)(b)	13,480	417,880
Zimvie, Inc.(b)(c)	150,194	1,060,370

		172,702,775

Industrials-18.47%
3D Systems Corp.(b)(c)	112,655	420,203
AAON, Inc.(c)	19,522	1,063,559
AAR Corp.(b)	43,306	2,570,644
ACCO Brands Corp.	391,167	1,979,305
ACV Auctions, Inc., Class A(b)(c)	47,180	628,909
Advanced Drainage Systems, Inc.	25,256	2,698,098
AeroVironment, Inc.(b)	12,691	1,455,150
AerSale Corp.(b)(c)	17,842	272,804
Air Transport Services Group, Inc.(b)(c)	142,212	2,783,089
Alamo Group, Inc.	9,388	1,504,896
Alaska Air Group, Inc.(b)	59,421	1,879,486
Albany International Corp., Class A	23,423	1,911,551
Allegiant Travel Co.(c)	8,472	564,405
Allient, Inc.	9,664	266,726
Alta Equipment Group, Inc.(c)	27,436	252,137
Ameresco, Inc., Class A(b)(c)	20,554	537,487
American Woodmark Corp.(b)	50,216	3,376,022
Apogee Enterprises, Inc.	39,102	1,678,258
ArcBest Corp.	35,134	3,825,390
Archer Aviation, Inc., Class A(b)(c)	141,267	671,018
Arcosa, Inc.	58,656	4,051,370
Argan, Inc.	24,581	1,124,335
Armstrong World Industries, Inc.	32,391	2,458,153
Array Technologies, Inc.(b)(c)	37,363	647,501
Astec Industries, Inc.	33,193	1,329,048
Astronics Corp.(b)	45,971	704,735
Axon Enterprise, Inc.(b)	7,386	1,510,363
AZEK Co., Inc. (The)(b)(c)	79,105	2,072,551
AZZ, Inc.	43,133	2,038,897
Babcock & Wilcox Enterprises, Inc.(b)(c)	76,696	201,710
Barnes Group, Inc.	75,951	1,579,021
Barrett Business Services, Inc.	9,883	903,899
Bloom Energy Corp., Class A(b)(c)	21,925	228,020
Blue Bird Corp.(b)	24,844	452,409
BlueLinx Holdings, Inc.(b)(c)	36,716	2,610,875
BrightView Holdings, Inc.(b)(c)	227,831	1,535,581
Cadre Holdings, Inc.	14,522	407,342
Casella Waste Systems, Inc., Class A(b)(c)	20,823	1,571,095
Castor Maritime, Inc. (Cyprus)(b)	230,863	78,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
CBIZ, Inc.(b)	36,858	$1,915,142
CECO Environmental Corp.(b)	26,566	429,838
Ceridian HCM Holding, Inc.(b)(c)	38,864	2,487,685
ChargePoint Holdings, Inc.(b)(c)	39,404	100,086
Chart Industries, Inc.(b)(c)	23,972	2,786,266
Cimpress PLC (Ireland)(b)(c)	57,799	3,448,866
Civeo Corp.	12,793	255,860
Columbus McKinnon Corp.	40,476	1,237,351
Comfort Systems USA, Inc.	23,929	4,351,489
Commercial Vehicle Group, Inc.(b)	56,805	395,931
Conduent, Inc.(b)	470,426	1,500,659
Construction Partners, Inc., Class A(b)(c)	37,642	1,447,335
Core & Main, Inc., Class A(b)(c)	77,948	2,344,676
Corp. America Airports S.A. (Argentina)(b)	32,570	347,196
Costamare, Inc. (Monaco)(c)	146,535	1,323,211
Covenant Logistics Group, Inc., Class A	30,992	1,223,719
CRA International, Inc.(c)	4,949	480,597
CSG Systems International, Inc.	33,182	1,554,909
CSW Industrials, Inc.	6,562	1,163,180
Custom Truck One Source, Inc.(b)	57,548	332,052
Danaos Corp. (Greece)	34,633	2,294,783
Daseke, Inc.(b)(c)	131,854	585,432
Deluxe Corp.	130,835	2,230,737
Desktop Metal, Inc., Class A(b)(c)	580,258	502,736
Diana Shipping, Inc. (Greece)	89,065	289,461
Douglas Dynamics, Inc.	27,018	655,997
Driven Brands Holdings, Inc.(b)(c)	38,510	438,244
Ducommun, Inc.(b)	21,505	1,028,799
DXP Enterprises, Inc.(b)	30,492	994,039
Eagle Bulk Shipping, Inc.(c)	19,391	791,153
Encore Wire Corp.(c)	13,197	2,360,020
Energy Recovery, Inc.(b)	14,739	224,033
Enerpac Tool Group Corp.	33,842	957,729
Eneti, Inc.	37,323	378,828
Ennis, Inc.	48,573	1,037,519
EnPro Industries, Inc.	21,217	2,356,360
Enviri Corp.(b)	300,388	1,724,227
Esab Corp.	67,236	4,256,039
ESCO Technologies, Inc.	18,170	1,766,487
ExlService Holdings, Inc.(b)(c)	59,105	1,543,232
Exponent, Inc.	13,185	966,329
Federal Signal Corp.	40,032	2,323,457
First Advantage Corp.(c)	63,087	820,762
Fiverr International Ltd.(b)	9,637	204,015
Forrester Research, Inc.(b)	10,572	245,270
Forward Air Corp.	19,830	1,277,250
Franklin Electric Co., Inc.	26,661	2,312,042
FREYR Battery S.A. (Norway)(b)(c)	36,111	115,916
FTAI Aviation Ltd.(c)	151,883	5,712,320
FTAI Infrastructure, Inc.	367,010	1,123,051
FuelCell Energy, Inc.(b)(c)	188,806	205,799
Gates Industrial Corp. PLC(b)(c)	227,293	2,482,040
Genco Shipping & Trading Ltd.	62,406	821,887
Gibraltar Industries, Inc.(b)	40,144	2,443,164
Global Industrial Co.	17,577	561,585
Global Ship Lease, Inc., Class A (United Kingdom)(c)	24,011	422,113
Golden Ocean Group Ltd. (Norway)(c)	303,303	2,198,947
Gorman-Rupp Co. (The)	34,196	1,010,492

	Shares	Value
Industrials-(continued)
GrafTech International Ltd.(c)	641,949	$2,214,724
Granite Construction, Inc.	78,352	3,171,689
Great Lakes Dredge & Dock Corp.(b)(c)	228,229	1,734,540
Greenbrier Cos., Inc. (The)	132,678	4,589,332
Griffon Corp.	57,529	2,297,708
H&E Equipment Services, Inc.	50,882	2,071,915
Hawaiian Holdings, Inc.(b)(c)	64,919	273,309
Hayward Holdings, Inc.(b)(c)	91,219	957,799
Healthcare Services Group, Inc.	200,429	1,904,075
Heartland Express, Inc.	63,496	740,363
Heidrick & Struggles International, Inc.	32,921	801,297
Helios Technologies, Inc.	21,205	1,096,723
Herc Holdings, Inc.	24,806	2,649,033
Hillman Solutions Corp.(b)(c)	191,060	1,253,354
HireRight Holdings Corp.(b)(c)	32,833	302,392
HNI Corp.	101,824	3,532,275
Huron Consulting Group, Inc.(b)	19,383	1,925,895
Hydrofarm Holdings Group, Inc.(b)(c)	401,223	400,581
Hyliion Holdings Corp.(b)	123,767	73,802
Hyster-Yale Materials Handling, Inc.	29,258	1,170,613
ICF International, Inc.	18,887	2,393,550
Ideanomics, Inc.(b)(c)	22,810	50,638
IES Holdings, Inc.(b)	11,361	706,995
INNOVATE Corp.(b)(c)	200,073	244,089
Insteel Industries, Inc.	31,251	872,215
Interface, Inc.	134,759	1,198,008
Janus International Group, Inc.(b)	33,024	309,105
JetBlue Airways Corp.(b)(c)	331,632	1,246,936
Joby Aviation, Inc.(b)(c)	116,865	615,879
John Bean Technologies Corp.	23,654	2,460,489
Kadant, Inc.	6,371	1,401,620
Kaman Corp.	71,722	1,334,746
Kelly Services, Inc., Class A	87,959	1,570,068
Kforce, Inc.(c)	24,675	1,506,162
Korn Ferry	66,589	3,031,131
Kornit Digital Ltd. (Israel)(b)	48,945	675,441
Kratos Defense & Security Solutions, Inc.(b)(c)	145,639	2,483,145
Legalzoom.com, Inc.(b)(c)	38,741	386,248
Li-Cycle Holdings Corp. (Canada)(b)(c)	56,009	75,052
Limbach Holdings, Inc.(b)	38,335	1,142,383
Lindsay Corp.	6,182	772,255
LSI Industries, Inc.	26,727	397,698
Luxfer Holdings PLC (United Kingdom)	39,319	325,168
Lyft, Inc., Class A(b)(c)	265,262	2,432,453
Manitowoc Co., Inc. (The)(b)	106,029	1,357,171
Marten Transport Ltd.	72,118	1,267,834
Masonite International Corp.(b)	42,961	3,399,934
Matrix Service Co.(b)	93,787	1,092,619
Matson, Inc.	17,397	1,514,409
Matthews International Corp., Class A	58,586	2,076,288
Mayville Engineering Co., Inc.(b)	19,075	230,617
McGrath RentCorp	21,715	2,184,529
Mercury Systems, Inc.(b)(c)	40,326	1,450,929
Microvast Holdings, Inc.(b)(c)	277,631	341,486
Miller Industries, Inc.	14,346	521,764
Montrose Environmental Group, Inc.(b)	11,549	267,013
Moog, Inc., Class A	34,603	4,015,678
MRC Global, Inc.(b)	283,129	2,975,686
MSA Safety, Inc.	20,895	3,298,903

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Mueller Water Products, Inc., Class A	156,813	$1,939,777
MYR Group, Inc.(b)	25,355	2,936,870
National Presto Industries, Inc.	11,086	828,679
Nikola Corp.(b)(c)	174,109	188,038
Northwest Pipe Co.(b)	14,182	386,601
NOW, Inc.(b)	201,347	2,218,844
NV5 Global, Inc.(b)(c)	8,991	848,301
PAM Transportation Services, Inc.(b)	10,610	183,235
Pangaea Logistics Solutions Ltd.(c)	81,037	469,204
Park Aerospace Corp.	29,571	434,102
Parsons Corp.(b)(c)	42,726	2,416,155
Paycom Software, Inc.	7,169	1,756,190
Paycor HCM, Inc.(b)(c)	12,839	277,066
Paylocity Holding Corp.(b)	4,479	803,533
PGT Innovations, Inc.(b)	77,492	2,320,110
Pitney Bowes, Inc.(c)	916,305	2,959,665
Planet Labs PBC(b)(c)	85,056	183,721
Powell Industries, Inc.	13,463	1,031,939
Preformed Line Products Co.	3,830	518,391
Primoris Services Corp.	137,533	4,134,242
Proto Labs, Inc.(b)	48,592	1,147,257
Quad/Graphics, Inc.(b)(c)	88,431	432,428
Quanex Building Products Corp.	49,297	1,323,624
Radiant Logistics, Inc.(b)	57,780	338,591
RBC Bearings, Inc.(b)(c)	15,461	3,398,946
Resources Connection, Inc.	61,155	823,758
REV Group, Inc.	82,695	1,177,577
Rocket Lab USA, Inc.(b)(c)	66,908	283,021
Rollins, Inc.(c)	83,113	3,125,880
Safe Bulkers, Inc. (Greece)	309,151	970,734
Saia, Inc.(b)	14,414	5,167,275
Schneider National, Inc., Class B	95,004	2,406,451
Seanergy Maritime Holdings Corp.	79,833	402,358
Shyft Group, Inc. (The)	28,095	308,483
Simpson Manufacturing Co., Inc.	29,763	3,963,836
SiteOne Landscape Supply, Inc.(b)(c)	27,092	3,732,465
Skillsoft Corp.(b)(c)	14,705	276,454
SkyWest, Inc.(b)	77,054	3,249,367
SP Plus Corp.(b)	41,183	2,080,977
Spirit Airlines, Inc.(c)	79,632	914,175
SPX Technologies, Inc.(b)	36,392	2,915,727
Standex International Corp.	11,108	1,594,776
Star Bulk Carriers Corp. (Greece)	91,081	1,700,482
Steelcase, Inc., Class A(c)	425,609	4,643,394
Stem, Inc.(b)(c)	78,974	266,932
Sterling Check Corp.(b)(c)	26,746	299,020
Sterling Infrastructure, Inc.(b)	44,019	3,206,784
Sun Country Airlines Holdings, Inc.(b)(c)	17,461	227,342
SunPower Corp.(b)(c)	37,700	160,979
Tecnoglass, Inc.(c)	11,153	364,480
Tennant Co.	23,845	1,769,776
Tetra Tech, Inc.	26,066	3,933,620
Textainer Group Holdings Ltd. (China)(c)	111,161	5,460,228
Thermon Group Holdings, Inc.(b)	33,808	902,336
Titan International, Inc.(b)(c)	66,819	759,064
Titan Machinery, Inc.(b)	35,540	882,814
Toro Corp. (Cyprus)(b)(c)	23,109	95,671
TPI Composites, Inc.(b)(c)	111,502	257,570
Trex Co., Inc.(b)	46,085	2,590,438
TriNet Group, Inc.(b)(c)	37,432	3,846,138

	Shares	Value
Industrials-(continued)
Triumph Group, Inc.(b)(c)	129,790	$968,233
TrueBlue, Inc.(b)	69,946	774,302
TTEC Holdings, Inc.	22,982	472,970
TuSimple Holdings, Inc., Class A(b)(c)	376,671	403,038
Tutor Perini Corp.(b)	177,184	1,277,497
UniFirst Corp.(c)	14,620	2,403,967
Universal Logistics Holdings, Inc.(c)	14,342	320,974
Upwork, Inc.(b)(c)	39,643	414,269
V2X, Inc.(b)(c)	14,533	742,200
Verra Mobility Corp., Class A(b)	77,571	1,533,579
Vertiv Holdings Co.	246,883	9,695,095
Viad Corp.(b)	27,253	660,340
Vicor Corp.(b)(c)	6,400	247,936
View, Inc.(b)	7,275	22,625
Virgin Galactic Holdings, Inc.(b)(c)	118,292	175,072
VSE Corp.	15,211	818,352
Wabash National Corp.(c)	73,780	1,526,508
Watts Water Technologies, Inc., Class A	14,671	2,538,230
Wheels Up Experience, Inc.(b)(c)	94,019	132,567
Willdan Group, Inc.(b)(c)	22,863	403,303
Xometry, Inc., Class A(b)(c)	10,839	157,707
Zurn Elkay Water Solutions Corp.	38,870	1,028,500

		348,374,062

Information Technology-12.46%
8x8, Inc.(b)	87,040	207,155
A10 Networks, Inc.	24,013	261,021
ACI Worldwide, Inc.(b)	132,472	2,698,455
ACM Research, Inc., Class A(b)(c)	53,080	721,888
Adeia, Inc.	62,694	528,510
ADTRAN Holdings, Inc.	49,682	326,411
Advanced Energy Industries, Inc.(c)	20,016	1,746,596
Alarm.com Holdings, Inc.(b)(c)	25,390	1,298,191
Allegro MicroSystems, Inc. (Japan)(b)(c)	14,469	375,615
Alpha & Omega Semiconductor Ltd.(b)	27,206	645,326
Altair Engineering, Inc., Class A(b)(c)	12,146	754,510
Alteryx, Inc., Class A(b)(c)	8,706	278,679
Ambarella, Inc.(b)(c)	7,435	334,501
American Software, Inc., Class A	29,204	320,368
AppFolio, Inc., Class A(b)	2,504	469,675
AppLovin Corp., Class A(b)(c)	190,249	6,932,674
Arlo Technologies, Inc.(b)	95,320	809,267
Aspen Technology, Inc.(b)(c)	1,565	278,179
Atlassian Corp., Class A(b)	5,944	1,073,724
Aurora Innovation, Inc.(b)(c)	465,910	815,342
Aviat Networks, Inc.(b)	11,581	309,213
Avid Technology, Inc.(b)(c)	12,975	350,584
Axcelis Technologies, Inc.(b)(c)	10,393	1,325,107
AXT, Inc.(b)	65,480	130,305
Badger Meter, Inc.	9,974	1,381,898
Bel Fuse, Inc., Class B	13,307	720,973
Belden, Inc.	37,597	2,665,627
Benchmark Electronics, Inc.	93,356	2,260,149
Bentley Systems, Inc., Class B(c)	49,910	2,427,622
BILL Holdings, Inc.(b)(c)	26,188	2,390,703
Blackbaud, Inc.(b)	28,853	1,886,986
BlackLine, Inc.(b)(c)	6,991	343,258
Blend Labs, Inc., Class A(b)(c)	379,112	458,726
Box, Inc., Class A(b)(c)	16,164	401,837
Braze, Inc., Class A(b)	10,078	429,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
C3.ai, Inc., Class A(b)(c)	24,002	$585,649
CalAmp Corp.(b)	91,425	22,033
Calix, Inc.(b)(c)	16,781	555,787
CCC Intelligent Solutions Holdings, Inc.(b)(c)	78,815	848,838
Cerence, Inc.(b)(c)	57,608	881,978
CEVA, Inc.(b)	11,245	193,077
Cloudflare, Inc., Class A(b)(c)	13,945	790,542
Cognyte Software Ltd. (Israel)(b)	228,331	954,424
Cohu, Inc.(b)	39,177	1,180,795
CommVault Systems, Inc.(b)	13,933	910,522
Comtech Telecommunications Corp.	61,542	750,812
Confluent, Inc., Class A(b)(c)	17,443	504,277
Consensus Cloud Solutions, Inc.(b)	16,091	347,405
Corsair Gaming, Inc.(b)(c)	46,398	593,430
CrowdStrike Holdings, Inc., Class A(b)	11,855	2,095,608
CTS Corp.	21,329	797,918
CyberArk Software Ltd.(b)(c)	7,832	1,281,628
Daktronics, Inc.(b)	139,929	1,346,117
Datadog, Inc., Class A(b)	15,015	1,223,272
Digi International, Inc.(b)(c)	21,306	536,485
Digital Turbine, Inc.(b)(c)	69,428	329,089
DigitalOcean Holdings, Inc.(b)(c)	20,586	421,190
Diodes, Inc.(b)	38,273	2,490,807
DocuSign, Inc.(b)	17,948	697,818
Dolby Laboratories, Inc., Class A(c)	40,379	3,268,276
DoubleVerify Holdings, Inc.(b)	13,398	372,866
Dropbox, Inc., Class A(b)	53,499	1,407,024
Dynatrace, Inc.(b)	32,800	1,466,488
E2open Parent Holdings, Inc.(b)(c)	364,351	1,052,974
Eastman Kodak Co.(b)(c)	351,659	1,308,171
Ebix, Inc.(c)	78,578	478,540
Elastic N.V.(b)	10,384	779,215
Enphase Energy, Inc.(b)(c)	7,308	581,571
Envestnet, Inc.(b)	33,176	1,227,512
ePlus, Inc.(b)	39,615	2,475,937
Everbridge, Inc.(b)	17,582	362,365
Extreme Networks, Inc.(b)	45,014	928,189
Fabrinet (Thailand)(b)(c)	25,056	3,883,680
Fair Isaac Corp.(b)	2,656	2,246,631
FARO Technologies, Inc.(b)(c)	20,677	266,113
Fastly, Inc., Class A(b)(c)	67,789	994,465
Five9, Inc.(b)	6,654	385,067
FormFactor, Inc.(b)(c)	58,403	1,978,694
Fortinet, Inc.(b)	63,823	3,648,761
Freshworks, Inc., Class A(b)(c)	30,280	543,223
GLOBALFOUNDRIES, Inc.(b)(c)	30,316	1,504,280
Globant S.A.(b)	13,766	2,344,212
Guidewire Software, Inc.(b)(c)	28,772	2,593,220
Hackett Group, Inc. (The)	24,033	535,696
Harmonic, Inc.(b)(c)	39,386	424,975
Hive Digital Technologies Ltd. (Canada)(b)(c)	155,815	476,794
HubSpot, Inc.(b)	3,432	1,454,379
Ichor Holdings Ltd.(b)	43,795	1,062,467
Infinera Corp.(b)(c)	148,155	434,094
Information Services Group, Inc.	54,762	222,334
InterDigital, Inc.	30,010	2,258,252
IonQ, Inc.(b)(c)	71,682	691,014
IPG Photonics Corp.(b)	31,196	2,679,736

	Shares	Value
Information Technology-(continued)
Itron, Inc.(b)	61,324	$3,512,639
Jamf Holding Corp.(b)(c)	24,209	388,797
JFrog Ltd. (Israel)(b)	20,610	463,519
Kimball Electronics, Inc.(b)	35,386	927,113
Knowles Corp.(b)	148,910	1,934,341
Kulicke & Soffa Industries, Inc. (Singapore)	43,404	1,806,040
Lattice Semiconductor Corp.(b)	11,865	659,813
Littelfuse, Inc.	15,208	3,295,117
LivePerson, Inc.(b)	38,510	101,666
LiveRamp Holdings, Inc.(b)	53,652	1,484,014
MACOM Technology Solutions Holdings, Inc.(b)	10,075	710,690
Magnachip Semiconductor Corp. (South Korea)(b)	122,567	905,770
Manhattan Associates, Inc.(b)	10,042	1,957,989
Marathon Digital Holdings, Inc.(b)(c)	87,910	774,487
Maxeon Solar Technologies Ltd.(b)(c)	32,960	205,670
MaxLinear, Inc.(b)	28,301	430,175
MeridianLink, Inc.(b)(c)	17,702	290,667
Methode Electronics, Inc.	44,130	1,009,253
MicroStrategy, Inc., Class A(b)(c)	3,784	1,602,108
Mirion Technologies, Inc.(b)(c)	126,378	875,800
MongoDB, Inc.(b)	4,691	1,616,472
Monolithic Power Systems, Inc.	6,224	2,749,390
N-able, Inc.(b)	44,357	574,867
nCino, Inc.(b)(c)	25,317	711,408
NETGEAR, Inc.(b)	70,603	892,422
NetScout Systems, Inc.(b)	105,572	2,304,637
New Relic, Inc.(b)(c)	7,853	680,619
nLight, Inc.(b)(c)	33,856	282,020
Novanta, Inc.(b)(c)	9,267	1,223,800
Nutanix, Inc., Class A(b)(c)	34,210	1,238,060
Olo, Inc., Class A(b)	49,572	253,313
ON24, Inc.(c)	38,385	236,068
OneSpan, Inc.(b)(c)	30,339	239,678
Onto Innovation, Inc.(b)(c)	27,326	3,070,623
OSI Systems, Inc.(b)	21,499	2,241,701
Ouster, Inc.(b)	36,968	141,218
PagerDuty, Inc.(b)(c)	12,372	249,543
Palantir Technologies, Inc., Class A(b)	293,401	4,342,335
Palo Alto Networks, Inc.(b)(c)	18,246	4,434,143
PAR Technology Corp.(b)(c)	17,526	511,584
PC Connection, Inc.	27,076	1,450,732
Pegasystems, Inc.(c)	11,013	470,696
Perficient, Inc.(b)(c)	15,715	914,456
Photronics, Inc.(b)	106,358	1,952,733
Power Integrations, Inc.(c)	22,876	1,585,993
PowerSchool Holdings, Inc., Class A(b)(c)	19,455	387,544
Procore Technologies, Inc.(b)	10,982	670,890
Progress Software Corp.	27,100	1,392,398
PTC, Inc.(b)	29,735	4,175,389
Pure Storage, Inc., Class A(b)	62,509	2,113,429
Q2 Holdings, Inc.(b)(c)	23,563	707,597
Qualys, Inc.(b)	10,117	1,547,395
Rackspace Technology, Inc.(b)	556,591	679,041
Radware Ltd. (Israel)(b)	26,658	397,471
Rambus, Inc.(b)	26,258	1,426,597
Ribbon Communications, Inc.(b)	95,784	180,074
RingCentral, Inc., Class A(b)	26,144	694,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Riot Platforms, Inc.(b)(c)	194,549	$1,902,689
Rogers Corp.(b)(c)	17,012	2,090,605
ScanSource, Inc.(b)	51,137	1,554,565
Semtech Corp.(b)(c)	59,382	828,973
SentinelOne, Inc., Class A(b)(c)	75,070	1,173,344
Silicon Laboratories, Inc.(b)(c)	17,085	1,574,895
SiTime Corp.(b)(c)	4,573	456,385
SMART Global Holdings, Inc.(b)(c)	103,596	1,419,265
SmartRent, Inc.(b)(c)	108,932	262,526
Smartsheet, Inc., Class A(b)	16,219	641,299
SolarEdge Technologies, Inc.(b)(c)	10,325	784,184
SolarWinds Corp.(b)(c)	123,020	1,133,014
Splunk, Inc.(b)	18,080	2,660,653
SPS Commerce, Inc.(b)	6,175	990,099
Stratasys Ltd.(b)(c)	103,989	1,057,568
Super Micro Computer, Inc.(b)(c)	40,534	9,706,677
Synaptics, Inc.(b)	23,447	1,961,576
Tenable Holdings, Inc.(b)(c)	11,048	465,231
Teradata Corp.(b)	74,646	3,188,877
Thoughtworks Holding, Inc.(b)(c)	51,326	173,995
TTM Technologies, Inc.(b)	285,755	3,283,325
Tucows,Inc.,Class A(b)(c)	16,295	275,223
Turtle Beach Corp.(b)(c)	55,494	457,825
UiPath,Inc.,Class A(b)(c)	100,722	1,564,213
Ultra Clean Holdings, Inc.(b)	70,440	1,680,698
Unisys Corp.(b)(c)	306,878	853,121
Unity Software, Inc.(b)(c)	46,552	1,181,024
Universal Display Corp.	14,432	2,008,646
Upland Software, Inc.(b)(c)	56,476	188,630
Varonis Systems, Inc.(b)(c)	28,824	969,639
Veeco Instruments, Inc.(b)(c)	36,551	875,031
Verint Systems, Inc.(b)(c)	49,617	933,296
VeriSign, Inc.(b)	17,251	3,444,335
Viavi Solutions, Inc.(b)(c)	210,567	1,638,211
Vishay Precision Group, Inc.(b)	14,465	432,793
Wix.com Ltd. (Israel)(b)	8,489	678,271
Wolfspeed, Inc.(b)(c)	37,314	1,262,706
Xperi, Inc.(b)	128,632	1,092,086
Yext, Inc.(b)	55,135	332,464
Zscaler, Inc.(b)	3,398	539,229
Zuora, Inc., Class A(b)(c)	38,723	286,937

		235,115,947

Materials-4.90%
AdvanSix, Inc.	57,574	1,586,164
Alpha Metallurgical Resources, Inc.	17,873	3,931,345
Alto Ingredients, Inc.(b)(c)	499,774	2,079,060
American Vanguard Corp.	35,074	328,293
Arch Resources, Inc.	16,257	2,452,043
Ardagh Metal Packaging S.A	238,698	804,412
ATI, Inc.(b)(c)	90,402	3,414,484
Balchem Corp.	13,764	1,599,927
Carpenter Technology Corp.	69,319	4,347,688
Century Aluminum Co.(b)(c)	119,823	792,030
Chase Corp.	6,392	812,167
Clearwater Paper Corp.(b)	54,349	1,837,540
Coeur Mining, Inc.(b)(c)	561,381	1,409,066
Compass Minerals International, Inc.(c)	77,172	1,901,518
Danimer Scientific, Inc.(b)(c)	208,745	298,505
Eagle Materials, Inc.	24,864	3,826,818

	Shares	Value
Materials-(continued)
Ecovyst, Inc.(b)(c)	146,955	$1,351,986
Ferroglobe PLC(b)	167,925	764,059
FutureFuel Corp.	100,372	657,437
Ginkgo Bioworks Holdings, Inc.(b)(c)	385,074	527,551
Glatfelter Corp.(b)(c)	413,552	715,445
Greif, Inc., Class A	57,283	3,637,470
Hawkins, Inc.(c)	22,433	1,288,327
Haynes International, Inc.	13,312	572,749
Hecla Mining Co.(c)	436,037	1,774,671
Ingevity Corp.(b)	35,472	1,428,812
Innospec, Inc.	22,740	2,228,520
Intrepid Potash, Inc.(b)(c)	25,384	504,888
Kaiser Aluminum Corp.	32,037	1,819,702
Koppers Holdings, Inc.	46,679	1,707,051
Kronos Worldwide, Inc.(c)	68,809	474,782
Livent Corp.(b)(c)	54,308	792,354
LSB Industries, Inc.(b)(c)	80,284	731,387
Materion Corp.	15,817	1,533,933
Mativ Holdings, Inc., Class A(c)	105,187	1,377,950
McEwen Mining, Inc. (Canada)(b)(c)	62,428	432,626
Mercer International, Inc. (Germany)(c)	166,547	1,322,383
Minerals Technologies, Inc.	53,498	2,892,102
MP Materials Corp.(b)(c)	23,897	391,911
Myers Industries, Inc.	41,412	694,479
NewMarket Corp.	8,186	3,946,880
Nexa Resources S.A. (Brazil)	77,102	461,841
Olympic Steel, Inc.	27,305	1,386,275
Orion S.A. (Germany)	105,274	2,137,062
Pactiv Evergreen, Inc.	100,344	864,965
Perimeter Solutions S.A.(b)	111,002	355,206
Quaker Chemical Corp.	9,866	1,417,941
Ranpak Holdings Corp.(b)(c)	71,509	225,968
Rayonier Advanced Materials, Inc.(b)	298,341	826,405
Ryerson Holding Corp.	49,672	1,442,972
Schnitzer Steel Industries, Inc., Class A	78,803	1,789,616
Sensient Technologies Corp.	43,030	2,427,753
Stepan Co.	28,923	2,163,440
SunCoke Energy, Inc.	207,462	1,972,964
TimkenSteel Corp.(b)(c)	105,521	2,145,242
Tredegar Corp.	61,550	275,744
TriMas Corp.(c)	57,714	1,397,256
Tronox Holdings PLC, Class A(c)	256,834	2,745,555
Worthington Industries, Inc.	54,711	3,371,292

		92,398,012

Real Estate-6.08%
Acadia Realty Trust	204,698	2,931,275
Agree Realty Corp.	53,444	2,989,657
Alexander & Baldwin, Inc.	140,800	2,224,640
Alexander’s, Inc.	3,374	634,278
American Assets Trust, Inc.	87,670	1,556,142
Apartment Investment & Management Co., Class A(b)(c)	131,321	769,541
Armada Hoffler Properties, Inc.	82,479	821,491
Ashford Hospitality Trust, Inc.(b)(c)	302,201	637,644
Braemar Hotels & Resorts, Inc.	210,853	552,435
Broadstone Net Lease, Inc.	184,548	2,611,354
CareTrust REIT, Inc.	94,360	2,030,627
CBL & Associates Properties, Inc.(c)	58,447	1,211,606
Centerspace	25,348	1,231,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Real Estate-(continued)
Chatham Lodging Trust(c)	119,748	$1,107,669
City Office REIT, Inc.	154,010	586,778
Community Healthcare Trust, Inc.	18,653	534,782
Compass, Inc., Class A(b)(c)	481,113	952,604
CTO Realty Growth, Inc.(c)	29,437	476,585
Diversified Healthcare Trust	1,595,400	3,302,478
Douglas Elliman, Inc.(c)	206,670	365,806
Easterly Government Properties, Inc.(c)	160,174	1,723,472
EastGroup Properties, Inc.	21,939	3,581,542
Elme Communities	153,617	1,960,153
Empire State Realty Trust, Inc., Class A(c)	334,695	2,707,683
Equity Commonwealth	115,837	2,193,953
Essential Properties Realty Trust, Inc.	98,284	2,157,334
eXp World Holdings, Inc.(c)	42,369	562,237
Farmland Partners, Inc.	44,573	464,451
Forestar Group, Inc.(b)(c)	48,723	1,157,171
Four Corners Property Trust, Inc.	70,570	1,503,141
Franklin Street Properties Corp.	477,723	831,238
Getty Realty Corp.	41,595	1,107,259
Gladstone Commercial Corp.	54,780	654,621
Gladstone Land Corp.(c)	29,553	403,694
Global Medical REIT, Inc.	81,646	707,054
Global Net Lease, Inc.(c)	471,007	3,739,796
Hersha Hospitality Trust, Class A	115,110	1,141,891
Independence Realty Trust, Inc.(c)	217,483	2,694,614
Industrial Logistics Properties Trust(c)	490,243	1,225,608
Innovative Industrial Properties, Inc.(c)	20,239	1,453,767
InvenTrust Properties Corp.(c)	109,792	2,755,779
Kennedy-Wilson Holdings, Inc.(c)	219,267	2,821,966
LTC Properties, Inc.	48,631	1,537,226
Marcus & Millichap, Inc.(c)	34,883	1,001,142
National Health Investors, Inc.	56,907	2,847,626
National Storage Affiliates Trust	57,757	1,647,230
NETSTREIT Corp.(c)	41,360	589,380
Newmark Group, Inc., Class A(c)	268,989	1,525,168
NexPoint Residential Trust, Inc.	21,901	591,108
Offerpad Solutions, Inc.(b)(c)	31,239	248,350
Office Properties Income Trust	218,378	980,517
One Liberty Properties, Inc.(c)	27,058	497,867
Opendoor Technologies, Inc.(b)(c)	1,894,903	3,600,316
Orion Office REIT, Inc.	123,765	591,597
Pebblebrook Hotel Trust(c)	264,012	3,149,663
Plymouth Industrial REIT, Inc.	26,368	525,778
RE/MAX Holdings, Inc., Class A(c)	30,753	330,902
Redfin Corp.(b)(c)	122,170	569,312
Retail Opportunity Investments Corp.(c)	189,000	2,218,860
RMR Group, Inc. (The), Class A	28,152	633,983
RPT Realty(c)	194,230	2,095,742
Ryman Hospitality Properties, Inc.	39,169	3,352,866
Safehold, Inc.(b)(c)	38,535	626,964
Saul Centers, Inc.	17,911	622,765
Seritage Growth Properties, Class A(b)(c)	59,201	428,615
St. Joe Co. (The)	12,286	573,019
Star Holdings(b)	13,637	156,144
Summit Hotel Properties, Inc.	279,053	1,573,859
Tanger Factory Outlet Centers, Inc.	174,246	3,929,247
Tejon Ranch Co.(b)	18,244	283,147
Terreno Realty Corp.	43,689	2,327,750
UMH Properties, Inc.	51,705	714,046
Universal Health Realty Income Trust	12,549	482,384

	Shares	Value
Real Estate-(continued)
Urban Edge Properties	201,579	$3,197,043
Veris Residential, Inc.	149,736	2,004,965
WeWork, Inc., Class A(b)(c)	12,138	27,675
Whitestone REIT	108,266	1,077,247
Xenia Hotels & Resorts, Inc.	265,747	3,090,638

		114,727,363

Utilities-1.46%
American States Water Co.	22,919	1,788,828
Artesian Resources Corp., Class A	7,324	287,833
Atlantica Sustainable Infrastructure PLC (Spain)(c)	143,395	2,596,883
California Water Service Group	46,300	2,253,884
Chesapeake Utilities Corp.(c)	15,716	1,392,595
Clearway Energy, Inc., Class A	34,073	694,067
Clearway Energy, Inc., Class C(c)	81,901	1,778,071
Genie Energy Ltd., Class B	26,084	517,507
MGE Energy, Inc.(c)	36,472	2,612,489
Middlesex Water Co.	9,573	608,173
Northwest Natural Holding Co.	58,496	2,147,389
Ormat Technologies, Inc.(c)	32,303	1,987,927
Otter Tail Corp.(c)	43,613	3,355,584
ReNew Energy Global PLC, Class A (India)(b)(c)	329,398	1,778,749
SJW Group	25,184	1,573,496
Spruce Power Holding Corp.(b)(c)	33,712	125,409
Sunnova Energy International, Inc.(b)(c)	66,727	609,218
Unitil Corp.	24,848	1,134,808
Via Renewables, Inc.(c)	9,331	52,813
York Water Co. (The)	8,406	303,204

		27,598,927

Total Common Stocks & Other Equity Interests (Cost $2,086,382,445)		1,885,234,597

Closed-End Funds-0.04%
BP Prudhoe Bay Royalty Trust(c)	38,149	184,260
Mesabi Trust(c)	14,318	292,946
Sabine Royalty Trust(c)	4,706	271,771

Total Closed-End Funds (Cost $944,470)		748,977

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(f) (Cost $1,106,734)	1,106,734	1,106,734

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,088,433,649)		1,887,090,308

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-25.93%
Invesco Private Government Fund, 5.32%(d)(f)(g)	137,019,851	137,019,851

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.53%(d)(f)(g)	352,026,849	$352,062,052

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $489,050,416)		489,081,903

TOTAL INVESTMENTS IN SECURITIES-125.97% (Cost $2,577,484,065)		2,376,172,211
OTHER ASSETS LESS LIABILITIES-(25.97)%		(489,841,319)

NET ASSETS-100.00%		$1,886,330,892

Investment Abbreviations:

REIT -Real Estate Investment Trust

Rts. -Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2023	Dividend Income
Invesco Mortgage Capital, Inc.	$666,987	$27,187	$(63,618)	$(194,015)	$(555)	$435,986	$50,447

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,412,621	44,063,759	(45,369,646)	-	-	1,106,734	32,656

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	161,246,789	242,491,512	(266,718,450)	-	-	137,019,851	3,962,486	*

Invesco Private Prime Fund	402,326,336	512,439,864	(562,745,746)	101,087	(59,489)	352,062,052	10,560,465	*

Total	$566,652,733	$799,022,322	$(874,897,460)	$(92,928)	$(60,044)	$490,624,623	$14,606,054

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Industrials	18.47

Financials	18.31

Consumer Discretionary	13.81

Information Technology	12.46

Health Care	9.16

Energy	7.05

Real Estate	6.08

Materials	4.92

Consumer Staples	4.61

Communication Services	3.65

Utilities	1.46

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Statements of Assets and Liabilities

October 31, 2023

(Unaudited)

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Assets:
Unaffiliated investments in securities, at value(a)	$83,152,980	$5,762,578,913	$1,885,547,588
Affiliated investments in securities, at value	7,535,265	291,967,468	490,624,623
Cash	-	22	15,102
Receivable for:
Dividends	100,029	7,184,067	696,115
Securities lending	543	55,396	232,872
Investments sold	-	-	647,811
Fund shares sold	-	4,611,999	2,447,707
Other assets	30,897	1,385	1,336

Total assets	90,819,714	6,066,399,250	2,380,213,154

Liabilities:
Payable for:
Investments purchased	-	4,240,742	2,951,429
Collateral upon return of securities loaned	7,534,366	287,154,456	489,050,416
Accrued advisory fees	20,801	1,420,226	463,754
Accrued trustees’ and officer’s fees	83,891	405,067	155,962
Accrued expenses	10,500	3,612,378	1,260,701

Total liabilities	7,649,558	296,832,869	493,882,262

Net Assets	$83,170,156	$5,769,566,381	$1,886,330,892

Net assets consist of:
Shares of beneficial interest	$254,098,094	$5,472,792,018	$2,549,372,650
Distributable earnings (loss)	(170,927,938)	296,774,363	(663,041,758)

Net Assets	$83,170,156	$5,769,566,381	$1,886,330,892

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,340,000	186,190,000	61,180,000
Net asset value	$35.54	$30.99	$30.83

Market price	$35.53	$30.99	$30.83

Unaffiliated investments in securities, at cost	$84,952,598	$5,078,271,268	$2,086,202,122

Affiliated investments in securities, at cost	$7,535,692	$294,204,540	$491,281,943

(a) Includes securities on loan with an aggregate value of:	$7,424,104	$281,979,024	$479,409,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Operations

For the six months ended October 31, 2023

(Unaudited)

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Investment income:
Unaffiliated dividend income	$809,292	$69,976,075	$17,560,727
Affiliated dividend income	3,120	150,146	83,103
Securities lending income, net	8,830	432,752	2,926,163
Foreign withholding tax	(1,239)	(11,081)	(25,041)

Total investment income	820,003	70,547,892	20,544,952

Expenses:
Unitary management fees	151,191	-	-
Advisory fees	45,261	8,746,582	2,934,012
Sub-licensing fees	9,072	2,714,437	910,549
Accounting & administration fees	(4,995)	199,831	77,952
Custodian & transfer agent fees	(368)	16,541	7,497
Trustees’ and officer’s fees	3,035	38,006	15,469
Other expenses	(2,941)	159,811	80,375

Total expenses	200,255	11,875,208	4,025,854

Less: Waivers	(60)	(108,581)	(78,692)

Net expenses	200,195	11,766,627	3,947,162

Net investment income	619,808	58,781,265	16,597,790

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,766,637)	(8,512,476)	(3,174,074)
Affiliated investment securities	(650)	(2,329)	(59,489)
Unaffiliated in-kind redemptions	5,146,680	71,708,952	18,673,659
Affiliated in-kind redemptions	-	2,977	(555)
Foreign currencies	-	-	6

Net realized gain	2,379,393	63,197,124	15,439,547

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(4,431,909)	(204,344,294)	(85,924,743)
Affiliated investment securities	(226)	(789,100)	(92,928)

Change in net unrealized appreciation (depreciation)	(4,432,135)	(205,133,394)	(86,017,671)

Net realized and unrealized gain (loss)	(2,052,742)	(141,936,270)	(70,578,124)

Net increase (decrease) in net assets resulting from operations	$(1,432,934)	$(83,155,005)	$(53,980,334)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

(This Page Intentionally Left Blank)

33

Statements of Changes in Net Assets

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)				Invesco FTSE RAFI US 1000 ETF (PRF)
	Six Months Ended October 31, 2023		Year Ended April 30, 2023		Six Months Ended October 31, 2023		Year Ended April 30, 2023
Operations:
Net investment income	$619,808		$1,220,338		$58,781,265		$119,256,727
Net realized gain (loss)	2,379,393		(3,691,744)		63,197,124		150,790,219
Change in net unrealized appreciation (depreciation)	(4,432,135)		6,399,213		(205,133,394)		(199,894,821)

Net increase (decrease) in net assets resulting from operations	(1,432,934)		3,927,807		(83,155,005)		70,152,125

Distributions to Shareholders from:
Distributable earnings	(495,376)		(1,393,641)		(55,437,263)		(121,245,950)

Shareholder Transactions:
Proceeds from shares sold	29,089,471		24,564,978		122,914,098		1,013,641,362
Value of shares repurchased	(34,555,671)		(41,935,463)		(187,136,734)		(639,141,302)

Net increase (decrease) in net assets resulting from share transactions	(5,466,200)		(17,370,485)		(64,222,636)		374,500,060

Net increase (decrease) in net assets	(7,394,510)		(14,836,319)		(202,814,904)		323,406,235

Net assets:
Beginning of period	90,564,666		105,400,985		5,972,381,285		5,648,975,050

End of period	$83,170,156		$90,564,666		$5,769,566,381		$5,972,381,285

Changes in Shares Outstanding:
Shares sold	760,000	(a)	690,000	(a)	3,870,000	(b)	33,250,000	(b)
Shares repurchased	(910,000	)(a)	(1,200,000	)(a)	(5,780,000	)(b)	(21,250,000	)(b)
Shares outstanding, beginning of period	2,490,000	(a)	3,000,000	(a)	188,100,000	(b)	176,100,000	(b)

Shares outstanding, end of period	2,340,000	(a)	2,490,000	(a)	186,190,000	(b)	188,100,000	(b)

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023. See Note 9.
(b)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023. See Note 9.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Six Months Ended October 31, 2023		Year Ended April 30, 2023

$16,597,790		$28,253,720
15,439,547		63,707,584
(86,017,671)		(130,802,222)

(53,980,334)		(38,840,918)

(17,579,128)		(26,785,262)

98,409,530		698,742,061
(68,716,288)		(500,211,412)

29,693,242		198,530,649

(41,866,220)		132,904,469

1,928,197,112		1,795,292,643

$1,886,330,892		$1,928,197,112

3,050,000	(b)	22,050,000	(b)
(2,070,000	)(b)	(15,600,000	)(b)
60,200,000	(b)	53,750,000	(b)

61,180,000	(b)	60,200,000	(b)

35

Financial Highlights

Invesco Bloomberg MVP Multi-factor ETF (BMVP)

	Six Months Ended October 31,
	2023(a)		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$36.37		$35.13	$40.78	$27.58	$32.91	$32.32

Net investment income(b)	0.26		0.44	0.26	0.25	0.38	0.30
Net realized and unrealized gain (loss) on investments	(0.88)		1.30	(5.62)	13.25	(5.33)	0.66

Total from investment operations	(0.62)		1.74	(5.36)	13.50	(4.95)	0.96

Distributions to shareholders from:
Net investment income	(0.21)		(0.50)	(0.29)	(0.30)	(0.38)	(0.37)

Net asset value at end of period	$35.54		$36.37	$35.13	$40.78	$27.58	$32.91

Market price at end of period(c)	$35.53		$36.36	$35.10	$40.80	$27.13	$32.88

Net Asset Value Total Return(d)	(1.74)%		5.09%	(13.20)%	49.27%	(15.04)%	3.00%
Market Price Total Return(d)	(1.72)%		5.16%	(13.32)%	51.78%	(16.32)%	2.89%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$83,170		$90,565	$105,401	$135,810	$115,831	$157,975
Ratio to average net assets of:
Expenses, after Waivers	0.44	%(e)	0.60%	0.60%	0.60%	0.58%	0.59%
Expenses, prior to Waivers	0.44	%(e)	0.63%	0.60%	0.62%	0.58%	0.59%
Net investment income	1.35	%(e)	1.25%	0.64%	0.75%	1.22%	0.91%
Portfolio turnover rate(f)	180%		233%	228%	321%	313%	240%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the period ended October 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco FTSE RAFI US 1000 ETF (PRF)

	Six Months Ended October 31,
	2023(a)		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$31.75		$32.08	$31.54	$20.83	$23.56	$22.21

Net investment income(b)	0.32		0.64	0.58	0.49	0.52	0.48
Net realized and unrealized gain (loss) on investments	(0.78)		(0.33)	0.52	10.73	(2.68)	1.34

Total from investment operations	(0.46)		0.31	1.10	11.22	(2.16)	1.82

Distributions to shareholders from:
Net investment income	(0.30)		(0.64)	(0.56)	(0.51)	(0.57)	(0.47)

Net asset value at end of period	$30.99		$31.75	$32.08	$31.54	$20.83	$23.56

Market price at end of period(c)	$30.99		$31.74	$32.06	$31.54	$20.86	$23.56

Net Asset Value Total Return(d)	(1.50)%		1.11%	3.45%	54.54%	(9.18)%	8.40%
Market Price Total Return(d)	(1.47)%		1.12%	3.41%	54.32%	(9.06)%	8.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,769,566		$5,972,381	$5,648,975	$5,110,669	$4,010,580	$5,590,025
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(e)	0.39%	0.39%	0.40%	0.39%	0.40%
Net investment income	1.95	%(e)	2.05%	1.76%	1.94%	2.24%	2.13%
Portfolio turnover rate(f)	1%		9%	10%	11%	8%	10%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

	Six Months Ended October 31,
	2023(a)		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$32.03		$33.40	$36.14	$20.62	$26.43	$26.06

Net investment income(b)	0.28		0.47	0.37	0.24	0.30	0.35
Net realized and unrealized gain (loss) on investments	(1.19)		(1.40)	(2.73)	15.55	(5.71)	0.35

Total from investment operations	(0.91)		(0.93)	(2.36)	15.79	(5.41)	0.70

Distributions to shareholders from:
Net investment income	(0.29)		(0.44)	(0.38)	(0.27)	(0.40)	(0.33)

Net asset value at end of period	$30.83		$32.03	$33.40	$36.14	$20.62	$26.43

Market price at end of period(c)	$30.83		$32.01	$33.40	$36.13	$20.63	$26.44

Net Asset Value Total Return(d)	(2.91)%		(2.77)%	(6.60)%	77.05%	(20.65)%	2.75%
Market Price Total Return(d)	(2.84)%		(2.83)%	(6.59)%	76.88%	(20.62)%	2.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,886,331		$1,928,197	$1,795,293	$1,949,569	$1,437,974	$2,094,831
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.64	%(e)	1.43%	1.01%	0.87%	1.20%	1.33%
Portfolio turnover rate(f)	3%		27%	28%	25%	21%	24%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Bloomberg MVP Multi-factor ETF (BMVP)*	“Bloomberg MVP Multi-factor ETF”

Invesco FTSE RAFI US 1000 ETF (PRF)	“FTSE RAFI US 1000 ETF”

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)	“FTSE RAFI US 1500 Small-Mid ETF”

*	Effective after the close of markets on August 25, 2023, the Fund’s name changed from Invesco Dynamic Market ETF to Invesco Bloomberg MVP Multi-factor ETF.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Shares of Bloomberg MVP Multi-factor ETF and FTSE RAFI US 1000 ETF are listed and traded on NYSE Arca, Inc., and Shares of FTSE RAFI US 1500 Small-Mid ETF are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Bloomberg MVP Multi-factor ETF	Bloomberg MVP Index

FTSE RAFI US 1000 ETF	FTSE RAFITM US 1000 Index

FTSE RAFI US 1500 Small-Mid ETF	FTSE RAFITM US Mid Small 1500 Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for

39

debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

40

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Effective August 28, 2023, Bloomberg MVP Multi-factor ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF are responsible for all of their own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to their respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary

41

expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Prior to August 28, 2023, Bloomberg MVP Multi-factor ETF was responsible for all of its own expenses, including, but not limited to, the expenses listed directly above.

Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee, are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

Bloomberg MVP Multi-factor ETF	$548

FTSE RAFI US 1000 ETF	27,603

FTSE RAFI US 1500 Small-Mid ETF	154,520

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J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect

43

supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, Bloomberg MVP Multi-factor ETF accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.29% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Pursuant to another Investment Advisory Agreement, each of FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

Prior to August 28, 2023, Bloomberg MVP Multi-factor ETF accrued daily and paid monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of FTSE RAFI US 1000 ETF and the FTSE RAFI US 1500 Small-Mid ETF, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each such Fund from exceeding 0.39% of the Fund’s average daily net assets per year (an “Expense Cap”), through at least August 31, 2025. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2025. During its term, the Expense Agreement cannot be terminated or amended to increase a Fund’s Expense Cap without approval of the Board of Trustees.

Prior to August 28, 2023, the Trust also had entered into the Expense Agreement with the Adviser on behalf of Bloomberg MVP Multi-factor ETF, pursuant to which the Adviser had agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Bloomberg MVP Multi-factor ETF (excluding interest expenses, brokerage commissions and

44

other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) from exceeding 0.60% of the Fund’s average daily net assets per year (an “Expense Cap”).

Further, through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2023, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Bloomberg MVP Multi-factor ETF	$60

FTSE RAFI US 1000 ETF	108,581

FTSE RAFI US 1500 Small-Mid ETF	78,692

For FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF, the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. For Bloomberg MVP Multi-factor ETF, the expenses borne by the Adviser pursuant to the Expense Cap were not subject to recapture.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2023 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/24	4/30/25	4/30/26	10/31/25
FTSE RAFI US 1000 ETF	$555,967	$172,523	$65,117	$211,376	$106,951

FTSE RAFI US 1500 Small-Mid ETF	478,289	66,589	120,438	213,285	77,977

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Bloomberg MVP Multi-factor ETF	Bloomberg Index Services Limited

FTSE RAFI US 1000 ETF	FTSE International Limited and Research Affiliates LLC

FTSE RAFI US 1500 Small-Mid ETF	FTSE International Limited and Research Affiliates LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2023, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Bloomberg MVP Multi-factor ETF	$16,846

FTSE RAFI US 1000 ETF	8,857

FTSE RAFI US 1500 Small-Mid ETF	30,553

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

45

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Bloomberg MVP Multi-factor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$83,152,980	$-	$-	$83,152,980

Money Market Funds	1,326	7,533,939	-	7,535,265

Total Investments	$83,154,306	$7,533,939	$-	$90,688,245

FTSE RAFI US 1000 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$5,765,108,997	$-	$0	$5,765,108,997

Money Market Funds	2,275,786	287,161,598	-	289,437,384

Total Investments	$5,767,384,783	$287,161,598	$0	$6,054,546,381

FTSE RAFI US 1500 Small-Mid ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,882,642,905	$1,742,238	$849,454	$1,885,234,597

Closed-End Funds	748,977	-	-	748,977

Money Market Funds	1,106,734	489,081,903	-	490,188,637

Total Investments	$1,884,498,616	$490,824,141	$849,454	$2,376,172,211

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

46

The Funds had capital loss carryforwards as of April 30, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Bloomberg MVP Multi-factor ETF	$170,438,732	$1,076,827	$171,515,559

FTSE RAFI US 1000 ETF	34,024,027	303,998,873	338,022,900

FTSE RAFI US 1500 Small-Mid ETF	87,603,934	297,311,523	384,915,457

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended October 31, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Bloomberg MVP Multi-factor ETF	$162,320,241	$162,417,168

FTSE RAFI US 1000 ETF	61,253,176	60,259,847

FTSE RAFI US 1500 Small-Mid ETF	51,406,092	51,164,798

For the six months ended October 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Bloomberg MVP Multi-factor ETF	$29,102,924	$34,350,724

FTSE RAFI US 1000 ETF	114,840,149	177,592,744

FTSE RAFI US 1500 Small-Mid ETF	96,153,537	67,402,625

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of October 31, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Bloomberg MVP Multi-factor ETF	$1,913,668	$(3,751,810)	$(1,838,142)	$92,526,387

FTSE RAFI US 1000 ETF	1,194,862,174	(630,380,814)	564,481,360	5,490,065,021

FTSE RAFI US 1500 Small-Mid ETF	233,328,663	(527,956,485)	(294,627,822)	2,670,800,033

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Bloomberg MVP Multi-factor ETF. Prior to August 28, 2023, Bloomberg MVP Multi-factor ETF accrued amounts to pay for such remuneration. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

47

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9–Stock Split

On June 22, 2023, the Board of Trustees approved the stock splits set forth in the table below. The effect of the stock splits was to increase the number of shares outstanding of those Funds, whereby every outstanding share of the respective Funds was exchanged for three or five shares, as described below, effective after the close of business on July 14, 2023. The transactions did not change the net assets of the Funds or the net asset value of any shareholder’s investment in the Funds.

Fund	Stock Split Ratio

Invesco Bloomberg MVP Multi-factor ETF	3 to 1

FTSE RAFI US 1000 ETF	5 to 1

FTSE RAFI US 1500 Small-Mid ETF	5 to 1

48

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Bloomberg MVP Multi-factor ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Bloomberg MVP Multi-factor ETF, you incur a unitary management fee. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Bloomberg MVP Multi-factor ETF (BMVP)

Actual	$1,000.00	$ 982.60	0.44%	$2.19

Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.44	2.24

Invesco FTSE RAFI US 1000 ETF (PRF)

Actual	1,000.00	985.00	0.39	1.95

Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

Actual	1,000.00	970.90	0.39	1.93

Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

49

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2023
PYZ	Invesco Dorsey Wright Basic Materials Momentum ETF (formerly, Invesco DWA Basic Materials Momentum ETF)
PEZ	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (formerly, Invesco DWA Consumer Cyclicals Momentum ETF)
PSL	Invesco Dorsey Wright Consumer Staples Momentum ETF (formerly, Invesco DWA Consumer Staples Momentum ETF)
PXI	Invesco Dorsey Wright Energy Momentum ETF (formerly, Invesco DWA Energy Momentum ETF)
PFI	Invesco Dorsey Wright Financial Momentum ETF (formerly, Invesco DWA Financial Momentum ETF)
PTH	Invesco Dorsey Wright Healthcare Momentum ETF (formerly, Invesco DWA Healthcare Momentum ETF)
PRN	Invesco Dorsey Wright Industrials Momentum ETF (formerly, Invesco DWA Industrials Momentum ETF)
PTF	Invesco Dorsey Wright Technology Momentum ETF (formerly, Invesco DWA Technology Momentum ETF)
PUI	Invesco Dorsey Wright Utilities Momentum ETF (formerly, Invesco DWA Utilities Momentum ETF)
PNQI	Invesco NASDAQ Internet ETF

2

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Aluminum-1.07%
Kaiser Aluminum Corp.	18,746	$1,064,773

Automotive Retail-1.69%
Valvoline, Inc.	56,757	1,683,980

Commodity Chemicals-14.51%
Cabot Corp.(b)	26,669	1,772,955
Dow, Inc.	44,759	2,163,650
LyondellBasell Industries N.V., Class A	33,003	2,978,191
Olin Corp.(b)	67,714	2,892,742
Orion S.A. (Germany)	66,875	1,357,563
PureCycle Technologies, Inc.(b)(c)	227,351	1,011,712
Westlake Corp.(b)	19,831	2,287,704

		14,464,517

Construction Materials-2.42%
Summit Materials, Inc., Class A(c)	73,322	2,412,294

Copper-2.01%
Freeport-McMoRan, Inc.	59,329	2,004,134

Diversified Chemicals-4.73%
Chemours Co. (The)	71,945	1,734,594
Huntsman Corp.	73,524	1,715,315
LSB Industries, Inc.(b)(c)	138,172	1,258,747

		4,708,656

Diversified Metals & Mining-1.58%
Materion Corp.(b)	16,236	1,574,567

Fertilizers & Agricultural Chemicals-4.48%
CF Industries Holdings, Inc.(b)	26,916	2,147,358
Corteva, Inc.	48,126	2,316,786

		4,464,144

Forest Products-1.83%
Louisiana-Pacific Corp.	35,572	1,824,132

Gold-1.55%
Royal Gold, Inc.(b)	14,782	1,542,206

Industrial Gases-7.21%
Air Products and Chemicals, Inc.	13,400	3,784,696
Linde PLC(b)	8,891	3,397,785

		7,182,481

Metal, Glass & Plastic Containers-1.60%
O-I Glass, Inc.(b)(c)	103,301	1,596,000

Paper & Plastic Packaging Products & Materials-3.57%
Avery Dennison Corp.	20,449	3,559,557

Paper Products-2.00%
Sylvamo Corp.(b)	44,896	1,988,893

Specialty Chemicals-25.91%
Albemarle Corp.(b)	16,616	2,106,576
Alto Ingredients, Inc.(b)(c)	378,943	1,576,403
Avient Corp.	65,132	2,059,474
Celanese Corp.(b)	17,937	2,053,966
DuPont de Nemours, Inc.	30,292	2,207,681
Ecolab, Inc.	12,292	2,061,860

	Shares	Value
Specialty Chemicals-(continued)
Ecovyst, Inc.(b)(c)	137,244	$1,262,645
Element Solutions, Inc.(b)	91,929	1,675,866
H.B. Fuller Co.(b)	25,795	1,706,339
Innospec, Inc.	15,670	1,535,660
NewMarket Corp.	4,029	1,942,582
PPG Industries, Inc.	16,084	1,974,633
Quaker Chemical Corp.(b)	10,167	1,461,201
RPM International, Inc.(b)	24,057	2,195,682

		25,820,568

Steel-20.36%
ATI, Inc.(b)(c)	62,456	2,358,963
Carpenter Technology Corp.	38,786	2,432,658
Commercial Metals Co.	49,569	2,096,273
Nucor Corp.	22,707	3,355,867
Reliance Steel & Aluminum Co.	14,389	3,660,274
Ryerson Holding Corp.(b)	53,099	1,542,526
Steel Dynamics, Inc.	31,429	3,347,503
Worthington Industries, Inc.	24,322	1,498,722

		20,292,786

Timber REITs-3.47%
PotlatchDeltic Corp.(b)	35,558	1,523,660
Weyerhaeuser Co.(b)	67,432	1,934,624

		3,458,284

Total Common Stocks & Other Equity Interests (Cost $101,723,740)		99,641,972

Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $144,602)	144,602	144,602

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $101,868,342)		99,786,574

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-24.43%
Invesco Private Government Fund, 5.32%(d)(e)(f)	6,890,961	6,890,961
Invesco Private Prime Fund, 5.53%(d)(e)(f)	17,454,843	17,456,588

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,347,610)		24,347,549

TOTAL INVESTMENTS IN SECURITIES-124.56% (Cost $126,215,952)		124,134,123
OTHER ASSETS LESS LIABILITIES-(24.56)%		(24,478,526)

NET ASSETS-100.00%.		$99,655,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023. (c) Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$180,435	$1,770,660	$(1,806,493)	$-	$-	$144,602	$5,646

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,834,163	43,034,305	(41,977,507)	-	-	6,890,961	132,734	*

Invesco Private Prime Fund	15,002,132	88,190,455	(85,736,691)	268	424	17,456,588	356,234	*

Total	$21,016,730	$132,995,420	$(129,520,691)	$268	$424	$24,492,151	$494,614

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Specialty Chemicals	25.91

Steel	20.36

Commodity Chemicals	14.51

Industrial Gases	7.21

Diversified Chemicals	4.73

Fertilizers & Agricultural Chemicals	4.48

Paper & Plastic Packaging Products & Materials	3.57

Timber REITs	3.47

Sub-Industry Types Each Less Than 3%	15.75

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.14%
Apparel Retail-6.62%
Abercrombie & Fitch Co., Class A(b)(c)	12,854	$781,780
Guess?, Inc.	13,948	299,882

		1,081,662

Automotive Parts & Equipment-2.83%
Modine Manufacturing Co.(b)	11,698	462,071

Automotive Retail-12.11%
AutoNation, Inc.(b)(c)	4,572	594,726
Carvana Co.(b)(c)	8,843	238,761
Group 1 Automotive, Inc.(c)	1,841	464,539
Penske Automotive Group, Inc.	4,745	678,915

		1,976,941

Broadline Retail-3.00%
Groupon, Inc.(b)(c)	38,323	490,151

Casinos & Gaming-3.76%
DraftKings, Inc., Class A(b)	22,251	614,573

Education Services-3.65%
Duolingo, Inc.(b)(c)	4,078	595,592

Footwear-4.14%
Deckers Outdoor Corp.(b)(c)	1,131	675,275

Home Improvement Retail-3.05%
Lowe’s Cos., Inc.	2,617	498,722

Homebuilding-34.74%
Century Communities, Inc.(c)	3,504	215,496
D.R. Horton, Inc.	4,708	491,515
Hovnanian Enterprises, Inc., Class A(b)	2,782	193,293
Installed Building Products, Inc.(c)	2,713	302,961
KB Home	10,786	476,741
Lennar Corp., Class A	4,463	476,113
M.D.C. Holdings, Inc.	7,233	274,492
M/I Homes, Inc.(b)(c)	4,531	371,859
Meritage Homes Corp.	2,703	308,196
NVR, Inc.(b)	101	546,675
PulteGroup, Inc.	7,530	554,133
Taylor Morrison Home Corp., Class A(b)	8,396	321,735
Toll Brothers, Inc.(c)	7,902	558,750
TopBuild Corp.(b)	1,255	287,094
Tri Pointe Homes, Inc.(b)(c)	11,759	294,681

		5,673,734

Hotels, Resorts & Cruise Lines-12.11%
Booking Holdings, Inc.(b)	169	471,436
Hilton Worldwide Holdings, Inc.	3,313	502,019

	Shares	Value
Hotels, Resorts & Cruise Lines-(continued)
Marriott International, Inc., Class A	2,798	$527,591
Royal Caribbean Cruises Ltd.(b)	5,629	476,945

		1,977,991

Other Specialty Retail-4.72%
Signet Jewelers Ltd.(c)	6,700	467,861
Winmark Corp.	750	302,490

		770,351

Passenger Airlines-2.49%
SkyWest, Inc.(b)(c)	9,661	407,404

Restaurants-2.76%
DoorDash, Inc., Class A(b)	6,010	450,449

Specialized Consumer Services-1.58%
Rover Group, Inc.(b)	39,966	257,781

Trading Companies & Distributors-2.58%
Beacon Roofing Supply, Inc.(b)	5,925	421,682

Total Common Stocks & Other Equity Interests (Cost $16,968,373)		16,354,379

Money Market Funds-0.68%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $111,665)	111,665	111,665

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.82% (Cost $17,080,038)		16,466,044

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-24.94%
Invesco Private Government Fund, 5.32%(d)(e)(f)	1,140,388	1,140,388
Invesco Private Prime Fund, 5.53%(d)(e)(f)	2,932,537	2,932,830

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,073,193)		4,073,218

TOTAL INVESTMENTS IN SECURITIES-125.76% (Cost $21,153,231)		20,539,262
OTHER ASSETS LESS LIABILITIES-(25.76)%		(4,207,605)

NET ASSETS-100.00%		$16,331,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$144,833	$174,635	$(207,803)	$-	$-	$111,665	$3,795

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,999,085	17,375,274	(18,233,971)	-	-	1,140,388	39,400	*

Invesco Private Prime Fund	5,121,565	33,264,205	(35,453,234)	69	225	2,932,830	105,264	*

Total	$7,265,483	$50,814,114	$(53,895,008)	$69	$225	$4,184,883	$148,459

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Homebuilding	34.74

Hotels, Resorts & Cruise Lines	12.11

Automotive Retail	12.11

Apparel Retail	6.62

Other Specialty Retail	4.72

Footwear	4.14

Casinos & Gaming	3.76

Education Services	3.65

Home Improvement Retail	3.05

Broadline Retail	3.00

Sub-Industry Types Each Less Than 3%	12.24

Money Market Funds Plus Other Assets Less Liabilities	(0.14)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Agricultural Products & Services-5.86%
Bunge Ltd.	28,642	$3,035,479
Ingredion, Inc.	14,634	1,369,450

		4,404,929

Brewers-3.15%
Molson Coors Beverage Co., Class B	40,980	2,367,415

Consumer Staples Merchandise Retail-5.53%
Costco Wholesale Corp.	7,527	4,158,216

Distillers & Vintners-1.98%
MGP Ingredients, Inc.(b)	15,731	1,489,096

Education Services-3.71%
Laureate Education, Inc., Class A(b)	103,858	1,468,552
Perdoceo Education Corp.	73,269	1,325,436

		2,793,988

Food Distributors-9.86%
Andersons, Inc. (The)	34,423	1,725,625
Performance Food Group Co.(c)	45,433	2,624,210
US Foods Holding Corp.(c)	78,746	3,066,369

		7,416,204

Food Retail-6.38%
Casey’s General Stores, Inc.	10,010	2,721,819
Sprouts Farmers Market, Inc.(b)(c)	49,352	2,073,771

		4,795,590

Household Appliances-1.73%
Helen of Troy Ltd.(b)(c)	13,220	1,299,790

Household Products-6.05%
Procter & Gamble Co. (The)	20,517	3,078,165
WD-40 Co.(b)	6,949	1,469,019

		4,547,184

Packaged Foods & Meats-18.97%
Freshpet, Inc.(b)(c)	23,856	1,369,334
Hershey Co. (The)	15,749	2,950,575
JM Smucker Co. (The)	15,203	1,730,710
Kraft Heinz Co. (The)	64,528	2,030,051
Lamb Weston Holdings, Inc.	29,089	2,612,192
Mondelez International, Inc., Class A	33,149	2,194,795
Post Holdings, Inc.(b)(c)	17,159	1,377,525

		14,265,182

Personal Care Products-12.53%
BellRing Brands, Inc.(b)(c)	45,626	1,995,225
Coty, Inc., Class A(c)	154,855	1,450,991

	Shares	Value
Personal Care Products-(continued)
e.l.f. Beauty, Inc.(b)(c)	39,428	$3,652,216
Inter Parfums, Inc.	18,260	2,321,029

		9,419,461

Soft Drinks & Non-alcoholic Beverages-16.15%
Celsius Holdings, Inc.(b)(c)	20,564	3,127,579
Coca-Cola Consolidated, Inc.	4,589	2,920,486
Monster Beverage Corp.(c)	44,484	2,273,132
National Beverage Corp.(b)(c)	27,613	1,280,691
PepsiCo, Inc.	15,589	2,545,372

		12,147,260

Specialized Consumer Services-8.04%
H&R Block, Inc.(b)	55,618	2,283,119
Service Corp. International(b)	47,941	2,608,949
WW International, Inc.(b)(c)	147,469	1,153,208

		6,045,276

Total Common Stocks & Other Equity Interests (Cost $73,191,054)		75,149,591

Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $228,835)	228,835	228,835

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $73,419,889)		75,378,426

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-21.86%
Invesco Private Government Fund, 5.32%(d)(e)(f)	4,602,309	4,602,309
Invesco Private Prime Fund, 5.53%(d)(e)(f)	11,836,797	11,837,981

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,440,131)		16,440,290

TOTAL INVESTMENTS IN SECURITIES-122.11% (Cost $89,860,020)		91,818,716
OTHER ASSETS LESS LIABILITIES-(22.11)%		(16,623,591)

NET ASSETS-100.00%.		$75,195,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$146,579	$1,833,215	$(1,750,959)	$-	$-	$228,835	$5,210

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,940,344	48,742,487	(48,080,522)	-	-	4,602,309	105,291	*

Invesco Private Prime Fund	10,132,313	77,991,673	(76,286,522)	174	343	11,837,981	279,755	*

Total	$14,219,236	$128,567,375	$(126,118,003)	$174	$343	$16,669,125	$390,256

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Packaged Foods & Meats	18.97

Soft Drinks & Non-alcoholic Beverages	16.15

Personal Care Products	12.53

Food Distributors	9.86

Specialized Consumer Services	8.04

Food Retail	6.38

Household Products	6.05

Agricultural Products & Services	5.86

Consumer Staples Merchandise Retail	5.53

Education Services	3.71

Brewers	3.15

Sub-Industry Types Each Less Than 3%	3.71

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dorsey Wright Energy Momentum ETF (PXI)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Coal & Consumable Fuels-1.79%
CONSOL Energy, Inc.(b)	22,215	$2,041,336

Oil & Gas Drilling-7.34%
Diamond Offshore Drilling, Inc.(c)	172,709	2,143,319
Transocean Ltd.(b)(c)	508,738	3,367,846
Valaris Ltd.(c)	43,013	2,840,578

		8,351,743

Oil & Gas Equipment & Services-28.40%
Archrock, Inc.	132,491	1,678,661
Baker Hughes Co., Class A	77,349	2,662,352
ChampionX Corp.(b)	76,641	2,360,543
Expro Group Holdings N.V.(c)	94,184	1,483,398
Halliburton Co.	65,447	2,574,685
Helix Energy Solutions Group, Inc.(b)(c)	278,520	2,729,496
Oceaneering International, Inc.(b)(c)	106,701	2,346,355
RPC, Inc.	170,646	1,419,775
Schlumberger N.V	46,565	2,591,808
Tidewater, Inc.(b)(c)	50,898	3,478,878
Weatherford International PLC(b)(c)	96,829	9,013,812

		32,339,763

Oil & Gas Exploration & Production-30.31%
APA Corp.	58,388	2,319,171
California Resources Corp.(b)	33,582	1,766,077
Civitas Resources, Inc.(b)	57,202	4,314,747
CNX Resources Corp.(b)(c)	87,440	1,899,197
ConocoPhillips(b)	37,061	4,402,847
Murphy Oil Corp.	88,205	3,957,758
Northern Oil and Gas, Inc.(b)	80,581	3,089,476
Permian Resources Corp.(b)	246,695	3,594,346
SilverBow Resources, Inc.(c)	44,180	1,506,538
Texas Pacific Land Corp.(b)	2,370	4,374,902
Vital Energy, Inc.(c)	33,642	1,683,446
Vitesse Energy, Inc.(b)	67,676	1,603,244

		34,511,749

Oil & Gas Refining & Marketing-14.25%
Marathon Petroleum Corp.	27,776	4,201,120
Par Pacific Holdings, Inc.(b)(c)	74,076	2,431,174
PBF Energy, Inc., Class A(b)	97,696	4,643,491
Phillips 66	21,689	2,474,064
Valero Energy Corp.	19,459	2,471,293

		16,221,142

	Shares	Value
Oil & Gas Storage & Transportation-8.89%
Antero Midstream Corp.(b)	156,000	$1,925,040
Kinder Morgan, Inc.	133,989	2,170,622
Targa Resources Corp.	72,102	6,028,448

		10,124,110

Steel-8.95%
Alpha Metallurgical Resources, Inc.(b)	36,106	7,941,876
Warrior Met Coal, Inc.	46,217	2,252,154

		10,194,030

Total Common Stocks & Other Equity Interests (Cost $108,471,822)		113,783,873

Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $177,509)	177,509	177,509

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $108,649,331)		113,961,382

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-21.40%
Invesco Private Government Fund, 5.32%(d)(e)(f)	6,820,317	6,820,317
Invesco Private Prime Fund, 5.53%(d)(e)(f)	17,541,116	17,542,870

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,362,638)		24,363,187

TOTAL INVESTMENTS IN SECURITIES-121.48% (Cost $133,011,969)		138,324,569
OTHER ASSETS LESS LIABILITIES-(21.48)%		(24,457,630)

NET ASSETS-100.00%.		$113,866,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dorsey Wright Energy Momentum ETF (PXI)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$221,047	$2,063,801	$(2,107,339)	$-	$-	$177,509	$4,619

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,805,002	51,939,908	(50,924,593)	-	-	6,820,317	116,296	*

Invesco Private Prime Fund	14,927,149	97,547,927	(94,933,692)	549	937	17,542,870	309,793	*

Total	$20,953,198	$151,551,636	$(147,965,624)	$549	$937	$24,540,696	$430,708

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Oil & Gas Exploration & Production	30.31

Oil & Gas Equipment & Services	28.40

Oil & Gas Refining & Marketing	14.25

Steel	8.95

Oil & Gas Storage & Transportation	8.89

Oil & Gas Drilling	7.34

Coal & Consumable Fuels	1.79

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dorsey Wright Financial Momentum ETF (PFI)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Asset Management & Custody Banks-6.57%
Ares Management Corp., Class A	11,358	$1,119,785
Victory Capital Holdings, Inc., Class A(b)	9,785	288,266
WisdomTree, Inc.	37,553	232,829

		1,640,880

Commercial & Residential Mortgage Finance-7.85%
Federal Agricultural Mortgage Corp., Class C	2,271	337,380
MGIC Investment Corp.	20,954	352,865
Mr. Cooper Group, Inc.(b)(c)	12,459	704,307
NMI Holdings, Inc., Class A(c)	9,118	249,377
Radian Group, Inc.	12,514	317,105

		1,961,034

Consumer Finance-1.31%
OneMain Holdings, Inc.	9,080	326,245

Diversified Banks-6.81%
First Citizens BancShares, Inc., Class A(b)	523	722,127
JPMorgan Chase & Co.	7,042	979,261

		1,701,388

Diversified Financial Services-4.92%
Apollo Global Management, Inc.	11,615	899,465
Jackson Financial, Inc., Class A(b)	8,966	329,142

		1,228,607

Diversified Real Estate Activities-0.84%
St. Joe Co. (The)	4,474	208,667

Diversified REITs-1.31%
Essential Properties Realty Trust, Inc.(b)	14,939	327,911

Financial Exchanges & Data-1.69%
Donnelley Financial Solutions, Inc.(c)	7,733	420,907

Insurance Brokers-14.61%
Aon PLC, Class A	2,090	646,646
Arthur J. Gallagher & Co.	4,076	959,857
Brown & Brown, Inc.	9,525	661,225
Goosehead Insurance, Inc., Class A(b)(c)	5,208	337,843
Marsh & McLennan Cos., Inc.	3,838	727,877
Ryan Specialty Holdings, Inc., Class A(b)(c)	7,294	315,101

		3,648,549

Investment Banking & Brokerage-6.62%
Houlihan Lokey, Inc.	4,101	412,233
LPL Financial Holdings, Inc.	5,531	1,241,820

		1,654,053

Life & Health Insurance-4.30%
Aflac, Inc.	7,525	587,778
Primerica, Inc.	2,549	487,267

		1,075,045

Multi-Sector Holdings-1.68%
Berkshire Hathaway, Inc., Class B(c)	1,226	418,471

Property & Casualty Insurance-10.58%
Arch Capital Group Ltd.(c)	7,099	615,341
Erie Indemnity Co., Class A(b)	1,764	487,199
Kinsale Capital Group, Inc.(b)	3,524	1,176,699
Old Republic International Corp.	13,291	363,908

		2,643,147

	Shares	Value
Real Estate Operating Companies-1.17%
DigitalBridge Group, Inc.(b)	18,375	$291,244

Regional Banks-14.57%
BancFirst Corp.	3,077	249,575
Bancorp, Inc. (The)(b)(c)	7,572	269,942
Customers Bancorp, Inc.(b)(c)	8,502	341,865
First Bancorp	34,179	456,290
First Foundation, Inc.	35,058	159,163
New York Community Bancorp, Inc.	40,663	385,485
OFG Bancorp	10,625	314,713
Pathward Financial, Inc.	5,657	256,206
ServisFirst Bancshares, Inc.(b)	7,750	365,490
Western Alliance Bancorporation(b)	12,371	508,448
Wintrust Financial Corp.	4,440	331,624

		3,638,801

Reinsurance-1.35%
Reinsurance Group of America, Inc.	2,253	336,756

Retail REITs-2.66%
Kite Realty Group Trust(b)	15,692	334,553
Tanger Factory Outlet Centers, Inc.	14,600	329,230

		663,783

Trading Companies & Distributors-1.67%
FTAI Aviation Ltd.(b)	11,094	417,245

Transaction & Payment Processing Services-9.47%
Mastercard, Inc., Class A	3,751	1,411,689
Visa, Inc., Class A(b)	4,051	952,390

		2,364,079

Total Common Stocks & Other Equity Interests (Cost $24,269,866)		24,966,812

Money Market Funds-0.56%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $139,625)	139,625	139,625

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.54% (Cost $24,409,491)		25,106,437

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-19.89%
Invesco Private Government Fund, 5.32%(d)(e)(f)	1,390,977	1,390,977
Invesco Private Prime Fund, 5.53%(d)(e)(f)	3,577,512	3,577,870

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,968,770)		4,968,847

TOTAL INVESTMENTS IN SECURITIES-120.43% (Cost $29,378,261)		30,075,284
OTHER ASSETS LESS LIABILITIES-(20.43)%		(5,102,858)

NET ASSETS-100.00%		$24,972,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dorsey Wright Financial Momentum ETF (PFI)–(continued)

October 31, 2023

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$135,073	$422,551	$(417,999)	$-	$-	$139,625	$3,554

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,083,298	16,990,522	(16,682,843)	-	-	1,390,977	42,346	*

Invesco Private Prime Fund	2,785,624	33,048,883	(32,257,363)	175	551	3,577,870	114,510	*

Total	$4,003,995	$50,461,956	$(49,358,205)	$175	$551	$5,108,472	$160,410

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Insurance Brokers	14.61

Regional Banks	14.57

Property & Casualty Insurance	10.58

Transaction & Payment Processing Services	9.47

Commercial & Residential Mortgage Finance	7.85

Diversified Banks	6.81

Investment Banking & Brokerage	6.62

Asset Management & Custody Banks	6.57

Diversified Financial Services	4.92

Life & Health Insurance	4.30

Sub-Industry Types Each Less Than 3%	13.68

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Biotechnology-54.48%
Agios Pharmaceuticals, Inc.(b)(c)	126,585	$2,659,551
Akero Therapeutics, Inc.(b)(c)	95,429	1,137,514
Arcturus Therapeutics Holdings, Inc.(b)(c)	119,978	2,291,580
Ardelyx, Inc.(b)(c)	1,113,084	4,396,682
Bridgebio Pharma, Inc.(b)(c)	184,971	4,816,645
Cabaletta Bio, Inc.(b)(c)	234,802	3,348,275
Crinetics Pharmaceuticals, Inc.(b)(c)	130,291	3,816,223
Disc Medicine, Inc.(b)(c)	74,948	3,433,368
Ideaya Biosciences, Inc.(b)(c)	156,113	4,241,590
Kiniksa Pharmaceuticals Ltd., Class A(b)(c)	186,740	2,847,785
Mirum Pharmaceuticals, Inc.(b)(c)	121,308	3,327,478
MoonLake Immunotherapeutics(b)(c)	80,476	4,169,462
Nuvalent, Inc., Class A(b)(c)	75,407	3,927,951
REVOLUTION Medicines, Inc.(b)(c)	125,265	2,480,247
Roivant Sciences Ltd.(b)(c)	435,357	3,761,484
Tango Therapeutics, Inc.(b)(c)	425,696	3,575,846
Vera Therapeutics, Inc.(b)(c)	217,819	2,269,674
Veracyte, Inc.(b)(c)	130,315	2,700,127
Viking Therapeutics, Inc.(b)(c)	316,921	3,108,995

		62,310,477

Health Care Equipment-10.29%
Glaukos Corp.(b)(c)	51,020	3,479,564
IDEXX Laboratories, Inc.(b)	10,787	4,309,083
Stryker Corp.	14,745	3,984,394

		11,773,041

Health Care Facilities-3.47%
HCA Healthcare, Inc.	17,528	3,963,782

Health Care Services-6.30%
CorVel Corp.(b)(c)	18,404	3,569,272
RadNet, Inc.(b)(c)	134,748	3,632,806

		7,202,078

Health Care Supplies-3.13%
Haemonetics Corp.(b)(c)	41,927	3,573,438

Life Sciences Tools & Services-7.43%
Medpace Holdings, Inc.(b)	22,213	5,390,429
Quanterix Corp.(b)	143,046	3,106,959

		8,497,388

	Shares	Value
Pharmaceuticals-14.86%
ANI Pharmaceuticals, Inc.(b)(c)	56,106	$3,463,984
Corcept Therapeutics, Inc.(b)(c)	115,826	3,252,394
Cymabay Therapeutics, Inc.(b)(c)	302,270	4,951,183
Eli Lilly and Co.	9,618	5,327,699

		16,995,260

Total Common Stocks & Other Equity Interests (Cost $125,885,385)		114,315,464

Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $325,384)	325,384	325,384

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $126,210,769)		114,640,848

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-31.74%
Invesco Private Government Fund, 5.32%(d)(e)(f)	10,484,190	10,484,190
Invesco Private Prime Fund, 5.53%(d)(e)(f)	25,812,551	25,815,132

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,299,253)		36,299,322

TOTAL INVESTMENTS IN SECURITIES-131.98% (Cost $162,510,022)		150,940,170
OTHER ASSETS LESS LIABILITIES-(31.98)%		(36,574,069)

NET ASSETS-100.00%.		$114,366,101

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$272,087	$1,332,710	$(1,279,413)	$-	$-	$325,384	$7,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$11,949,604	$72,007,778	$(73,473,192)	$-	$-	$10,484,190	$273,324	*

Invesco Private Prime Fund	30,727,554	150,904,443	(155,820,086)	69	3,152	25,815,132	721,659	*

Total	$42,949,245	$224,244,931	$(230,572,691)	$69	$3,152	$36,624,706	$1,002,097

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Biotechnology	54.48

Pharmaceuticals	14.86

Health Care Equipment	10.29

Life Sciences Tools & Services	7.43

Health Care Services	6.30

Health Care Facilities	3.47

Health Care Supplies	3.13

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Dorsey Wright Industrials Momentum ETF (PRN)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Aerospace & Defense-6.64%
HEICO Corp.(b)	19,673	$3,116,400
Howmet Aerospace, Inc.	61,380	2,706,858
TransDigm Group, Inc.(c)	3,758	3,111,962

		8,935,220

Building Products-14.46%
A.O. Smith Corp.	36,310	2,532,985
Builders FirstSource, Inc.(b)(c)	55,139	5,983,684
Carlisle Cos., Inc.(b)	11,107	2,822,178
CSW Industrials, Inc.	6,981	1,237,452
Trane Technologies PLC.	27,799	5,290,428
UFP Industries, Inc.	16,898	1,608,183

		19,474,910

Cargo Ground Transportation-11.62%
ArcBest Corp.	22,464	2,445,880
Old Dominion Freight Line, Inc.	18,515	6,973,860
Saia, Inc.(b)(c)	17,360	6,223,387

		15,643,127

Commercial Printing-0.79%
Cimpress PLC (Ireland)(c)	17,850	1,065,109

Construction & Engineering-10.41%
API Group Corp.(b)(c)	70,099	1,813,461
Comfort Systems USA, Inc.	12,043	2,190,020
Limbach Holdings, Inc.(b)(c)	55,595	1,656,731
MYR Group, Inc.(c)	10,889	1,261,273
Quanta Services, Inc.	24,901	4,161,455
Sterling Infrastructure, Inc.(c)	40,343	2,938,987

		14,021,927

Construction Machinery & Heavy Transportation Equipment-1.01%
Terex Corp.	29,717	1,361,039

Diversified Support Services-8.65%
Cintas Corp.	12,138	6,155,422
Copart, Inc.(c)	126,086	5,487,263

		11,642,685

Electrical Components & Equipment-13.69%
AMETEK, Inc.	51,693	7,276,824
Fluence Energy, Inc.(b)(c)	86,443	1,497,193
Hubbell, Inc.	17,896	4,833,709
Powell Industries, Inc.	18,320	1,404,228
Vertiv Holdings Co.	87,333	3,429,567

		18,441,521

Electronic Equipment & Instruments-1.26%
Crane NXT Co.(b)	32,516	1,690,832

Electronic Manufacturing Services-2.89%
Jabil, Inc.(b)	31,735	3,897,058

Environmental & Facilities Services-1.17%
Clean Harbors, Inc.(b)(c)	10,212	1,569,278

	Shares	Value
Industrial Machinery & Supplies & Components-8.02%
Graco, Inc.(b)	41,804	$3,108,128
Illinois Tool Works, Inc.	12,618	2,827,946
Parker-Hannifin Corp.	13,186	4,864,447

		10,800,521

Oil & Gas Storage & Transportation-2.19%
Dorian LPG Ltd.	92,394	2,953,836

Research & Consulting Services-3.18%
CBIZ, Inc.(c)	23,078	1,199,133
KBR, Inc.	53,065	3,085,730

		4,284,863

Trading Companies & Distributors-11.73%
GMS, Inc.(b)(c)	28,983	1,694,926
Herc Holdings, Inc.(b)	22,666	2,420,502
Rush Enterprises, Inc., Class A	29,068	1,034,239
United Rentals, Inc.	7,883	3,202,626
W.W. Grainger, Inc.	4,570	3,335,323
WESCO International, Inc.	32,033	4,106,631

		15,794,247

Transaction & Payment Processing Services-2.24%
Fiserv, Inc.(c)	26,580	3,023,475

Total Common Stocks & Other Equity Interests (Cost $123,392,676)		134,599,648

Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $172,330)	172,330	172,330

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $123,565,006)		134,771,978

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.14%
Invesco Private Government Fund, 5.32%(d)(e)(f)	2,313,885	2,313,885
Invesco Private Prime Fund, 5.53%(d)(e)(f)	5,952,352	5,952,947

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,267,151)		8,266,832

TOTAL INVESTMENTS IN SECURITIES-106.22% (Cost $131,832,157)		143,038,810
OTHER ASSETS LESS LIABILITIES-(6.22)%		(8,381,759)

NET ASSETS-100.00%.		$134,657,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Dorsey Wright Industrials Momentum ETF (PRN)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$166,062	$1,070,956	$(1,064,688)	$-	$-	$172,330	$5,057

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,700,195	29,594,566	(30,980,876)	-	-	2,313,885	75,042	*

Invesco Private Prime Fund	9,618,556	59,121,162	(62,788,279)	(176)	1,684	5,952,947	203,005	*

Total	$13,484,813	$89,786,684	$(94,833,843)	$(176)	$1,684	$8,439,162	$283,104

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Building Products	14.46

Electrical Components & Equipment	13.69

Trading Companies & Distributors	11.73

Cargo Ground Transportation	11.62

Construction & Engineering	10.41

Diversified Support Services	8.65

Industrial Machinery & Supplies & Components	8.02

Aerospace & Defense	6.64

Research & Consulting Services	3.18

Sub-Industry Types Each Less Than 3%	11.55

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Dorsey Wright Technology Momentum ETF (PTF)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Advertising-2.20%
Cardlytics, Inc.(b)(c)	505,371	$6,261,546

Application Software-43.86%
AppFolio, Inc., Class A(b)	39,477	7,404,701
AppLovin Corp., Class A(b)	290,492	10,585,529
Braze, Inc., Class A(b)	150,319	6,400,583
Cadence Design Systems, Inc.(b)	62,869	15,079,130
Fair Isaac Corp.(b)	11,776	9,960,965
Freshworks, Inc., Class A(b)	336,777	6,041,779
HubSpot, Inc.(b)	16,342	6,925,249
InterDigital, Inc.(c)	83,261	6,265,390
Manhattan Associates, Inc.(b)	49,986	9,746,270
PowerSchool Holdings, Inc., Class A(b)(c)	325,643	6,486,809
PROS Holdings, Inc.(b)(c)	177,021	5,514,204
Samsara, Inc., Class A(b)	373,872	8,625,227
SPS Commerce, Inc.(b)	46,814	7,506,157
Synopsys, Inc.(b)	23,416	10,992,407
Vertex, Inc., Class A(b)	298,253	7,220,705

		124,755,105

Communications Equipment-3.92%
Arista Networks, Inc.(b)	55,678	11,156,201

Electronic Equipment & Instruments-1.52%
PAR Technology Corp.(b)(c)	147,541	4,306,722

Internet Services & Infrastructure-1.92%
Fastly, Inc., Class A(b)(c)	372,367	5,462,624

Semiconductor Materials & Equipment-6.09%
Axcelis Technologies, Inc.(b)(c)	76,833	9,796,207
Onto Innovation, Inc.(b)	67,034	7,532,611

		17,328,818

Semiconductors-13.37%
Broadcom, Inc.	12,195	10,260,507
MACOM Technology Solutions Holdings, Inc.(b)	105,927	7,472,091
NVIDIA Corp.	29,719	12,119,408
ON Semiconductor Corp.(b)	130,316	8,162,994

		38,015,000

Systems Software-11.67%
Microsoft Corp.	30,521	10,319,455
Oracle Corp.	74,202	7,672,487

	Shares	Value
Systems Software-(continued)
Palo Alto Networks, Inc.(b)	34,456	$8,373,497
Qualys, Inc.(b)	44,569	6,816,829

		33,182,268

Technology Hardware, Storage & Peripherals-9.87%
Apple, Inc.	109,173	18,643,473
Dell Technologies, Inc., Class C	141,100	9,441,001

		28,084,474

Transaction & Payment Processing Services-2.64%
Affirm Holdings, Inc.(b)(c)	425,818	7,498,655

Wireless Telecommunication Services-2.95%
United States Cellular Corp.(b)	199,802	8,397,678

Total Common Stocks & Other Equity Interests (Cost $287,126,453)		284,449,091

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $321,703)	321,703	321,703

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $287,448,156)		284,770,794

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.83%
Invesco Private Government Fund, 5.32%(d)(e)(f)	10,215,882	10,215,882
Invesco Private Prime Fund, 5.53%(d)(e)(f)	26,272,838	26,275,465

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,491,347)		36,491,347

TOTAL INVESTMENTS IN SECURITIES-112.95% (Cost $323,939,503)		321,262,141
OTHER ASSETS LESS LIABILITIES-(12.95)%		(36,830,276)

NET ASSETS-100.00%.		$284,431,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Dorsey Wright Technology Momentum ETF (PTF)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$292,096	$1,338,468	$(1,308,861)	$-	$-	$321,703	$9,102

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	14,253,080	106,186,852	(110,224,050)	-	-	10,215,882	374,796	*

Invesco Private Prime Fund	37,945,789	234,853,861	(246,527,146)	1,396	1,565	26,275,465	1,010,638	*

Total	$52,490,965	$342,379,181	$(358,060,057)	$1,396	$1,565	$36,813,050	$1,394,536

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Application Software	43.86

Semiconductors	13.37

Systems Software	11.67

Technology Hardware, Storage & Peripherals	9.87

Semiconductor Materials & Equipment	6.09

Communications Equipment	3.92

Sub-Industry Types Each Less Than 3%	11.23

Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Dorsey Wright Utilities Momentum ETF (PUI)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Electric Utilities-45.41%
Alliant Energy Corp.	26,467	$1,291,325
Constellation Energy Corp.	12,368	1,396,595
Duke Energy Corp.	13,226	1,175,659
Evergy, Inc.	16,560	813,758
Eversource Energy	12,838	690,556
Exelon Corp.	26,966	1,050,056
FirstEnergy Corp.	20,842	741,975
IDACORP, Inc.	7,024	665,243
NextEra Energy, Inc.	21,577	1,257,939
NRG Energy, Inc.	19,571	829,419
Otter Tail Corp.(b)	11,336	872,192
PG&E Corp.(c)	74,839	1,219,876
Pinnacle West Capital Corp.	15,291	1,134,286
Southern Co. (The)	20,325	1,367,873
Xcel Energy, Inc.	19,342	1,146,400

		15,653,152

Gas Utilities-11.24%
Atmos Energy Corp.(b)	11,832	1,273,833
Chesapeake Utilities Corp.(b)	7,051	624,789
National Fuel Gas Co.	11,884	605,490
New Jersey Resources Corp.(b)	18,648	756,736
ONE Gas, Inc.(b)	10,144	612,698

		3,873,546

Independent Power Producers & Energy Traders-3.76%
Vistra Corp.	39,656	1,297,544

Multi-Utilities-23.52%
Ameren Corp.	9,872	747,409
CenterPoint Energy, Inc.	30,166	810,862
CMS Energy Corp.	17,707	962,199
DTE Energy Co.	13,133	1,265,759
NiSource, Inc.	45,855	1,153,712
Public Service Enterprise Group, Inc.	12,631	778,701
Sempra	17,612	1,233,368
WEC Energy Group, Inc.	14,177	1,153,866

		8,105,876

Oil & Gas Exploration & Production-2.34%
EQT Corp.	19,021	806,110

	Shares	Value
Oil & Gas Storage & Transportation-3.93%
ONEOK, Inc.	20,756	$1,353,291

Water Utilities-9.62%
American States Water Co.	11,111	867,214
American Water Works Co., Inc.	9,047	1,064,379
Consolidated Water Co. Ltd. (Cayman Islands)	26,898	794,029
Essential Utilities, Inc.	17,696	592,108

		3,317,730

Total Common Stocks & Other Equity Interests (Cost $38,953,138)		34,407,249

Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $138,139)	138,139	138,139

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $39,091,277)		34,545,388

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.99%
Invesco Private Government Fund, 5.32%(d)(e)(f)	963,322	963,322
Invesco Private Prime Fund, 5.53%(d)(e)(f)	2,477,639	2,477,887

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,441,160)		3,441,209

TOTAL INVESTMENTS IN SECURITIES-110.21% (Cost $42,532,437)		37,986,597
OTHER ASSETS LESS LIABILITIES-(10.21)%		(3,518,576)

NET ASSETS-100.00%		$34,468,021

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$116,870	$999,455	$(978,186)	$-	$-	$138,139	$2,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Dorsey Wright Utilities Momentum ETF (PUI)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$2,664,890	$17,019,197	$(18,720,765)	$-	$-	$963,322	$23,200	*

Invesco Private Prime Fund	6,852,888	30,709,754	(35,085,270)	91	424	2,477,887	63,322	*

Total	$9,634,648	$48,728,406	$(54,784,221)	$91	$424	$3,579,348	$89,340

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Electric Utilities	45.41

Multi-Utilities	23.52

Gas Utilities	11.24

Water Utilities	9.62

Oil & Gas Storage & Transportation	3.93

Independent Power Producers & Energy Traders	3.76

Oil & Gas Exploration & Production	2.34

Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco NASDAQ Internet ETF (PNQI)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Advertising-0.08%
Criteo S.A., ADR (France)(b)	15,109	$427,131

Apparel Retail-0.02%
Lands’ End, Inc.(b)(c)	8,525	53,537
Stitch Fix, Inc., Class A(b)(c)	23,591	77,378

		130,915

Application Software-15.67%
Adobe, Inc.(b)	83,757	44,563,749
Alarm.com Holdings, Inc.(b)(c)	13,323	681,205
Box,Inc., Class A(b)(c)	38,457	956,041
Consensus Cloud Solutions, Inc.(b)(c)	5,247	113,283
DocuSign, Inc.(b)	54,029	2,100,648
Dropbox, Inc., Class A(b)(c)	71,243	1,873,691
Envestnet, Inc.(b)(c)	14,560	538,720
LivePerson, Inc.(b)(c)	20,815	54,952
New Relic, Inc.(b)(c)	18,748	1,624,889
Open Text Corp. (Canada)(c)	72,401	2,418,193
PROS Holdings, Inc.(b)(c)	12,336	384,266
Salesforce, Inc.(b)	105,775	21,242,793
SPS Commerce, Inc.(b)(c)	9,784	1,568,767
Unity Software, Inc.(b)(c)	102,376	2,597,279
Zoom Video Communications, Inc., Class A(b)	67,892	4,072,162

		84,790,638

Broadline Retail-17.10%
Alibaba Group Holding Ltd., ADR (China)(b)(c)	230,732	19,044,619
Amazon.com, Inc.(b)	339,461	45,178,865
eBay, Inc.	142,076	5,573,641
Global-e Online Ltd. (Israel)(b)(c)	43,852	1,539,644
JD.com, Inc., ADR (China)(c)	121,086	3,078,006
MercadoLibre, Inc. (Brazil)(b)	13,373	16,592,416
Vipshop Holdings Ltd., ADR (China)(b)	109,313	1,558,803

		92,565,994

Casinos & Gaming-0.63%
DraftKings, Inc., Class A(b)	123,873	3,421,372

Commercial Printing-0.08%
Cimpress PLC (Ireland)(b)	7,039	420,017

Education Services-0.05%
2U, Inc.(b)	21,739	46,087
Chegg, Inc.(b)(c)	30,788	231,833

		277,920

Financial Exchanges & Data-0.72%
Coinbase Global, Inc., Class A(b)(c)	50,713	3,910,987

Health Care Technology-0.16%
GoodRx Holdings, Inc., Class A(b)(c)	22,456	110,708
Teladoc Health, Inc.(b)(c)	44,038	728,389

		839,097

Homefurnishing Retail-0.22%
Overstock.com, Inc.(b)(c)	12,069	188,277
Wayfair, Inc., Class A(b)(c)	24,097	1,026,773

		1,215,050

Hotels, Resorts & Cruise Lines-7.71%
Airbnb, Inc., Class A(b)	113,828	13,464,714
Booking Holdings, Inc.(b)	7,543	21,041,651

	Shares	Value
Hotels, Resorts & Cruise Lines-(continued)
Expedia Group, Inc.(b)	36,800	$3,506,672
MakeMyTrip Ltd. (India)(b)	17,746	687,303
Trip.com Group Ltd., ADR (China)(b)(c)	89,293	3,035,962

		41,736,302

Human Resource & Employment Services-0.49%
Paylocity Holding Corp.(b)	14,929	2,678,263

Interactive Home Entertainment-2.41%
Bilibili, Inc., ADR (China)(b)(c)	31,428	422,078
NetEase, Inc., ADR (China)(c)	32,860	3,513,391
Roblox Corp., Class A(b)(c)	151,293	4,812,630
Sea Ltd., ADR (Singapore)(b)(c)	102,632	4,279,755

		13,027,854

Interactive Media & Services-18.98%
Alphabet, Inc., Class C(b)	341,093	42,738,953
Autohome, Inc., ADR (China)	18,035	482,436
Baidu, Inc., ADR (China)(b)(c)	36,517	3,834,285
Bumble, Inc., Class A(b)(c)	36,447	489,848
Cars.com, Inc.(b)(c)	17,747	270,287
Eventbrite, Inc., Class A(b)(c)	22,038	182,475
Hello Group, Inc., ADR (China)	46,338	328,073
JOYY, Inc., ADR (China)(c)	15,504	603,416
Meta Platforms, Inc., Class A(b)	158,333	47,700,983
Shutterstock, Inc.(c)	9,631	391,789
Snap, Inc., Class A(b)(c)	365,398	3,657,634
TripAdvisor, Inc.(b)	33,421	493,294
Yelp, Inc.(b)(c)	18,345	773,975
Ziff Davis, Inc.(b)(c)	12,410	750,308

		102,697,756

Internet Services & Infrastructure-5.97%
Akamai Technologies, Inc.(b)	40,503	4,185,175
Brightcove, Inc.(b)(c)	11,547	35,565
Fastly, Inc., Class A(b)(c)	34,494	506,027
GoDaddy, Inc., Class A(b)(c)	39,197	2,870,396
Okta, Inc.(b)(c)	41,849	2,821,041
Shopify, Inc., Class A (Canada)(b)	321,309	15,162,572
VeriSign, Inc.(b)	27,534	5,497,439
Wix.com Ltd. (Israel)(b)	15,157	1,211,044

		32,289,259

Movies & Entertainment-10.27%
Netflix, Inc.(b)	54,014	22,237,024
Roku, Inc., Class A(b)(c)	33,128	1,973,435
Spotify Technology S.A.(b)	51,640	8,508,206
Walt Disney Co. (The)(b)	279,930	22,839,489

		55,558,154

Other Specialty Retail-0.13%
1-800-Flowers.com, Inc., Class A(b)(c)	10,069	75,618
Chewy, Inc., Class A(b)(c)	31,810	614,887
PetMed Express, Inc.(c)	5,646	38,901

		729,406

Passenger Ground Transportation-4.14%
Lyft, Inc., Class A(b)(c)	100,822	924,538
Uber Technologies, Inc.(b)	495,965	21,465,365

		22,389,903

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco NASDAQ Internet ETF (PNQI)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Real Estate Services-1.81%
CoStar Group, Inc.(b)	109,016	$8,002,865
Redfin Corp.(b)(c)	30,431	141,808
Zillow Group, Inc., Class C(b)(c)	45,366	1,644,518

		9,789,191

Restaurants-1.35%
DoorDash, Inc., Class A(b)(c)	97,669	7,320,292

Systems Software-9.14%
Gitlab, Inc., Class A(b)(c)	25,737	1,113,897
Microsoft Corp.	142,937	48,328,429

		49,442,326

Transaction & Payment Processing Services-2.94%
Dlocal Ltd. (Uruguay)(b)(c)	43,316	729,874
PayPal Holdings, Inc.(b)	293,151	15,185,222

		15,915,096

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $582,572,005)		541,572,923

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.37%
Invesco Private Government Fund, 5.32%(d)(e)(f)	15,740,379	$15,740,379
Invesco Private Prime Fund, 5.53%(d)(e)(f)	40,397,775	40,401,815

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,141,715)		56,142,194

TOTAL INVESTMENTS IN SECURITIES-110.44% (Cost $638,713,720)		597,715,117
OTHER ASSETS LESS LIABILITIES-(10.44)%		(56,499,948)

NET ASSETS-100.00%.		$541,215,169

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$696,593	$(696,593)	$-	$-	$-	$1,408

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	8,626,317	188,077,913	(180,963,851)	-	-	15,740,379	373,930	*

Invesco Private Prime Fund	22,188,871	359,017,306	(340,811,707)	479	6,866	40,401,815	973,086	*

Total	$30,815,188	$547,791,812	$(522,472,151)	$479	$6,866	$56,142,194	$1,348,424

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco NASDAQ Internet ETF (PNQI)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Interactive Media & Services	18.98

Broadline Retail	17.10

Application Software	15.67

Movies & Entertainment	10.27

Systems Software	9.14

Hotels, Resorts & Cruise Lines	7.71

Internet Services & Infrastructure	5.97

Passenger Ground Transportation	4.14

Sub-Industry Types Each Less Than 3%	11.09

Money Market Funds Plus Other Assets Less Liabilities	(0.07)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Assets and Liabilities

October 31, 2023

(Unaudited)

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	Invesco Dorsey Wright Energy Momentum ETF (PXI)
Assets:
Unaffiliated investments in securities, at value(a)	$99,641,972	$16,354,379	$75,149,591	$113,783,873
Affiliated investments in securities, at value	24,492,151	4,184,883	16,669,125	24,540,696
Receivable for:
Dividends	117,519	5,023	27,117	124,389
Securities lending	2,598	2,533	1,786	2,811
Investments sold	1,475,977	-	-	-
Expenses absorbed	-	109	-	-
Other assets.	-	14,635	-	-

Total assets	125,730,217	20,561,562	91,847,619	138,451,769

Liabilities:
Due to custodian	-	-	-	-
Payable for:
Collateral upon return of securities loaned	24,347,610	4,073,193	16,440,131	24,362,638
Fund shares repurchased	1,476,372	-	-	-
Accrued unitary management fees	-	-	-	-
Accrued advisory fees	40,862	-	21,531	35,966
Accrued trustees’ and officer’s fees	55,359	50,345	56,485	61,814
Accrued expenses	154,417	106,367	134,347	124,412

Total liabilities	26,074,620	4,229,905	16,652,494	24,584,830

Net Assets	$99,655,597	$16,331,657	$75,195,125	$113,866,939

Net assets consist of:
Shares of beneficial interest	$201,430,483	$102,833,408	$190,837,063	$310,440,330
Distributable earnings (loss)	(101,774,886)	(86,501,751)	(115,641,938)	(196,573,391)

Net Assets	$99,655,597	$16,331,657	$75,195,125	$113,866,939

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,350,000	270,000	950,000	2,630,000
Net asset value	$73.82	$60.49	$79.15	$43.30

Market price	$73.80	$60.53	$79.16	$43.26

Unaffiliated investments in securities, at cost	$101,723,740	$16,968,373	$73,191,054	$108,471,822

Affiliated investments in securities, at cost	$24,492,212	$4,184,858	$16,668,966	$24,540,147

(a) Includes securities on loan with an aggregate value of:	$23,776,476	$4,039,963	$15,862,818	$23,683,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dorsey Wright Financial Momentum ETF (PFI)	Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	Invesco Dorsey Wright Industrials Momentum ETF (PRN)	Invesco Dorsey Wright Technology Momentum ETF (PTF)	Invesco Dorsey Wright Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$24,966,812	$114,315,464	$134,599,648	$284,449,091	$34,407,249	$541,572,923
5,108,472	36,624,706	8,439,162	36,813,050	3,579,348	56,142,194

11,741	1,618	116,814	53,791	70,510	287
658	6,778	1,245	8,456	316	6,039
-	-	-	-	-	-
-	-	-	-	-	-
10,725	-	-	-	-	-

30,098,408	150,948,566	143,156,869	321,324,388	38,057,423	597,721,443

-	-	-	-	-	85,620

4,968,770	36,299,253	8,267,151	36,491,347	3,441,160	56,141,715
-	-	-	-	-	-
-	-	-	-	-	278,939
4,452	36,038	56,891	105,516	5,649	-
49,830	62,636	56,587	56,240	53,020	-
102,930	184,538	119,189	239,420	89,573	-

5,125,982	36,582,465	8,499,818	36,892,523	3,589,402	56,506,274

$24,972,426	$114,366,101	$134,657,051	$284,431,865	$34,468,021	$541,215,169

$71,683,745	$471,430,557	$238,392,293	$471,734,324	$71,660,423	$761,644,565
(46,711,319)	(357,064,456)	(103,735,242)	(187,302,459)	(37,192,402)	(220,429,396)

$24,972,426	$114,366,101	$134,657,051	$284,431,865	$34,468,021	$541,215,169

630,000	3,780,000	1,400,000	6,920,000	1,150,000	18,080,000
$39.64	$30.26	$96.18	$41.10	$29.97	$29.93

$39.63	$30.26	$96.06	$41.09	$29.98	$29.96

$24,269,866	$125,885,385	$123,392,676	$287,126,453	$38,953,138	$582,572,005

$5,108,395	$36,624,637	$8,439,481	$36,813,050	$3,579,299	$56,141,715

$4,893,738	$36,603,537	$8,172,872	$36,363,961	$3,454,985	$55,014,370

25

Statements of Operations

For the six months ended October 31, 2023

(Unaudited)

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	Invesco Dorsey Wright Energy Momentum ETF (PXI)
Investment income:
Unaffiliated dividend income	$1,256,191	$98,502	$769,613	$1,053,982
Affiliated dividend income	5,646	3,795	5,210	4,619
Securities lending income, net	21,107	15,835	9,142	65,815
Foreign withholding tax	(509)	-	-	-

Total investment income	1,282,435	118,132	783,965	1,124,416

Expenses:
Unitary management fees	-	-	-	-
Advisory fees	368,665	51,120	265,702	234,841
Sub-licensing fees	110,601	15,336	79,711	70,453
Accounting & administration fees	10,108	7,113	10,178	13,479
Professional fees	18,217	20,950	19,824	20,059
Custodian & transfer agent fees	2,216	1,489	3,503	1,828
Trustees’ and officer’s fees	5,388	4,765	5,281	5,575
Other expenses	14,585	11,900	13,649	15,805

Total expenses	529,780	112,673	397,848	362,040

Less: Waivers	(87,503)	(51,404)	(79,117)	(80,331)

Net expenses	442,277	61,269	318,731	281,709

Net investment income (loss)	840,158	56,863	465,234	842,707

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(4,021,973)	(246,909)	(3,405,975)	(18,713)
Affiliated investment securities	424	225	343	937
In-kind redemptions	3,176,134	162,355	4,702,827	2,307,001
Foreign currencies	5	-	-	-

Net realized gain (loss)	(845,410)	(84,329)	1,297,195	2,289,225

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(14,211,430)	(2,434,702)	(11,414,184)	3,662,780
Affiliated investment securities	268	69	174	549

Change in net unrealized appreciation (depreciation)	(14,211,162)	(2,434,633)	(11,414,010)	3,663,329

Net realized and unrealized gain (loss)	(15,056,572)	(2,518,962)	(10,116,815)	5,952,554

Net increase (decrease) in net assets resulting from operations	$(14,216,414)	$(2,462,099)	$(9,651,581)	$6,795,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Dorsey Wright Financial Momentum ETF (PFI)	Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	Invesco Dorsey Wright Industrials Momentum ETF (PRN)	Invesco Dorsey Wright Technology Momentum ETF (PTF)	Invesco Dorsey Wright Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$279,614	$60,854	$789,825	$452,408	$643,388	$347,401
3,554	7,114	5,057	9,102	2,818	1,408
39,209	59,541	8,293	579,205	2,361	44,568
(278)	-	-	-	-	(5,056)

322,099	127,509	803,175	1,040,715	648,567	388,321

-	-	-	-	-	1,707,990
69,687	396,174	358,987	734,114	97,114	-
6,969	118,853	37,391	220,237	29,135	-
8,343	14,643	10,080	12,857	8,929	-
19,667	20,075	19,813	20,030	19,664	-
1,709	1,005	1,849	2,005	1,807	-
4,789	5,814	5,331	5,760	4,900	-
13,314	21,968	15,814	16,970	11,510	-

124,478	578,532	449,265	1,011,973	173,059	1,707,990

(40,924)	(103,271)	(18,586)	(130,301)	(56,580)	(27)

83,554	475,261	430,679	881,672	116,479	1,707,963

238,545	(347,752)	372,496	159,043	532,088	(1,319,642)

(271,781)	(5,403,603)	(2,741,465)	(12,103,456)	(1,403,332)	(1,366,843)
551	3,152	1,684	1,565	424	6,866
225,867	1,277,875	5,845,525	30,016,253	(38,847)	11,183,687
-	-	-	-	-	-

(45,363)	(4,122,576)	3,105,744	17,914,362	(1,441,755)	9,823,710

(569,930)	(34,937,406)	(1,073,310)	(19,699,971)	(2,908,567)	26,785,322
175	69	(176)	1,396	91	479

(569,755)	(34,937,337)	(1,073,486)	(19,698,575)	(2,908,476)	26,785,801

(615,118)	(39,059,913)	2,032,258	(1,784,213)	(4,350,231)	36,609,511

$(376,573)	$(39,407,665)	$2,404,754	$(1,625,170)	$(3,818,143)	$35,289,869

27

Statements of Changes in Net Assets

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)		Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023
Operations:
Net investment income (loss)	$840,158	$1,729,683	$56,863	$209,933
Net realized gain (loss)	(845,410)	(30,343,479)	(84,329)	(7,561,822)
Change in net unrealized appreciation (depreciation)	(14,211,162)	2,154,740	(2,434,633)	6,060,368

Net increase (decrease) in net assets resulting from operations	(14,216,414)	(26,459,056)	(2,462,099)	(1,291,521)

Distributions to Shareholders from:
Distributable earnings.	(746,698)	(1,743,728)	(71,528)	(181,785)

Shareholder Transactions:
Proceeds from shares sold	-	58,858,993	-	-
Value of shares repurchased.	(41,917,749)	(61,407,537)	(3,899,740)	(14,479,301)

Net increase (decrease) in net assets resulting from share transactions	(41,917,749)	(2,548,544)	(3,899,740)	(14,479,301)

Net increase (decrease) in net assets	(56,880,861)	(30,751,328)	(6,433,367)	(15,952,607)

Net assets:
Beginning of period	156,536,458	187,287,786	22,765,024	38,717,631

End of period.	$99,655,597	$156,536,458	$16,331,657	$22,765,024

Changes in Shares Outstanding:
Shares sold	-	690,000	-	-
Shares repurchased	(560,000)	(820,000)	(60,000)	(220,000)
Shares outstanding, beginning of period	1,910,000	2,040,000	330,000	550,000

Shares outstanding, end of period	1,350,000	1,910,000	270,000	330,000

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023. See Note 9.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)		Invesco Dorsey Wright Energy Momentum ETF (PXI)		Invesco Dorsey Wright Financial Momentum ETF (PFI)		Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023		Year Ended April 30, 2023

$465,234	$2,471,194	$842,707	$7,039,894	$238,545	$770,188	$(347,752)		$(54,865)
1,297,195	(7,529,218)	2,289,225	25,657,446	(45,363)	(13,031,256)	(4,122,576)		(54,552,614)
(11,414,010)	14,035,971	3,663,329	(37,155,265)	(569,755)	6,634,296	(34,937,337)		49,429,729

(9,651,581)	8,977,947	6,795,261	(4,457,925)	(376,573)	(5,626,772)	(39,407,665)		(5,177,750)

(712,219)	(2,475,873)	(992,703)	(7,195,508)	(214,220)	(816,131)	-		-

855,388	98,186,163	44,693,219	76,919,560	-	23,143,715	4,841,301		4,965,922
(36,793,922)	(82,730,990)	(31,954,196)	(210,643,376)	(3,309,196)	(71,998,070)	(32,211,391)		(92,228,741)

(35,938,534)	15,455,173	12,739,023	(133,723,816)	(3,309,196)	(48,854,355)	(27,370,090)		(87,262,819)

(46,302,334)	21,957,247	18,541,581	(145,377,249)	(3,899,989)	(55,297,258)	(66,777,755)		(92,440,569)

121,497,459	99,540,212	95,325,358	240,702,607	28,872,415	84,169,673	181,143,856		273,584,425

$75,195,125	$121,497,459	$113,866,939	$95,325,358	$24,972,426	$28,872,415	$114,366,101		$181,143,856

10,000	1,170,000	980,000	1,760,000	-	580,000	120,000	(a)	120,000	(a)
(430,000)	(980,000)	(810,000)	(5,030,000)	(80,000)	(1,720,000)	(870,000	)(a)	(2,340,000	)(a)
1,370,000	1,180,000	2,460,000	5,730,000	710,000	1,850,000	4,530,000	(a)	6,750,000	(a)

950,000	1,370,000	2,630,000	2,460,000	630,000	710,000	3,780,000	(a)	4,530,000	(a)

29

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco Dorsey Wright Industrials Momentum ETF (PRN)		Invesco Dorsey Wright Technology Momentum ETF (PTF)

	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023		Year Ended April 30, 2023
Operations:
Net investment income (loss)	$372,496	$1,113,796	$159,043		$(331,545)
Net realized gain (loss)	3,105,744	(18,599,168)	17,914,362		(41,601,206)
Change in net unrealized appreciation (depreciation)	(1,073,486)	24,217,473	(19,698,575)		47,164,471

Net increase (decrease) in net assets resulting from operations	2,404,754	6,732,101	(1,625,170)		5,231,720

Distributions to Shareholders from:
Distributable earnings	(323,365)	(1,148,969)	(221,495)		-

Shareholder Transactions:
Proceeds from shares sold	34,332,888	24,825,901	164,597,424		113,251,506
Value of shares repurchased	(30,200,667)	(75,874,027)	(108,615,761)		(93,625,586)

Net increase (decrease) in net assets resulting from share transactions	4,132,221	(51,048,126)	55,981,663		19,625,920

Net increase (decrease) in net assets	6,213,610	(45,464,994)	54,134,998		24,857,640

Net assets:
Beginning of period	128,443,441	173,908,435	230,296,867		205,439,227

End of period	$134,657,051	$128,443,441	$284,431,865		$230,296,867

Changes in Shares Outstanding:
Shares sold	330,000	290,000	3,440,000	(a)	2,760,000	(a)
Shares repurchased	(290,000)	(850,000)	(2,250,000	)(a)	(2,250,000	)(a)
Shares outstanding, beginning of period	1,360,000	1,920,000	5,730,000	(a)	5,220,000	(a)

Shares outstanding, end of period.	1,400,000	1,360,000	6,920,000	(a)	5,730,000	(a)

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023. See Note 9.
(b)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023. See Note 9.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Dorsey Wright Utilities Momentum ETF (PUI)		Invesco NASDAQ Internet ETF (PNQI)

Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023		Year Ended April 30, 2023

$532,088	$1,283,665	$(1,319,642)		$(1,780,807)
(1,441,755)	(445,429)	9,823,710		(22,366,491)
(2,908,476)	(5,695,722)	26,785,801		24,295,360

(3,818,143)	(4,857,486)	35,289,869		148,062

(515,048)	(1,259,429)	-		-

-	45,958,102	17,760,805		106,828,408
(4,508,286)	(52,293,542)	(40,120,081)		(135,609,435)

(4,508,286)	(6,335,440)	(22,359,276)		(28,781,027)

(8,841,477)	(12,452,355)	12,930,593		(28,632,965)

43,309,498	55,761,853	528,284,576		556,917,541

$34,468,021	$43,309,498	$541,215,169		$528,284,576

-	1,250,000	610,000	(b)	4,350,000	(b)
(140,000)	(1,540,000)	(1,330,000	)(b)	(5,450,000	)(b)
1,290,000	1,580,000	18,800,000	(b)	19,900,000	(b)

1,150,000	1,290,000	18,080,000	(b)	18,800,000	(b)

31

Financial Highlights

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$81.96		$91.81	$85.67	$47.51	$60.49		$66.74

Net investment income(a)	0.47		1.00	0.35	0.47	0.79		0.72
Net realized and unrealized gain (loss) on investments	(8.20)		(9.87)	6.16	38.31	(12.77)		(6.30)

Total from investment operations	(7.73)		(8.87)	6.51	38.78	(11.98)		(5.58)

Distributions to shareholders from:
Net investment income	(0.41)		(0.98)	(0.37)	(0.62)	(1.00)		(0.67)

Net asset value at end of period	$73.82		$81.96	$91.81	$85.67	$47.51		$60.49

Market price at end of period(b)	$73.80		$81.92	$91.90	$85.68	$47.63		$60.48

Net Asset Value Total Return(c)	(9.47)%		(9.61)%	7.61%	82.25%	(19.95)%		(8.36)%
Market Price Total Return(c)	(9.45)%		(9.74)%	7.70%	81.80%	(19.74)%		(8.46)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$99,656		$156,536	$187,288	$114,802	$35,634		$63,518
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.61	%(e)	0.60%
Expenses, prior to Waivers	0.72	%(d)	0.73%	0.70%	0.82%	0.79	%(e)	0.76%
Net investment income	1.14	%(d)	1.21%	0.38%	0.70%	1.40	%(e)	1.12%
Portfolio turnover rate(f)	34%		86%	125%	132%	90%		89%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021		2020		2019
Per Share Operating Performance:
Net asset value at beginning of period.	$68.98		$70.40	$89.43	$41.64		$56.86		$50.42

Net investment income (loss)(a)	0.19		0.53	0.22	(0.00	)(b)	0.06		0.08
Net realized and unrealized gain (loss) on investments	(8.44)		(1.46)	(19.05)	47.98		(15.17)		6.53

Total from investment operations	(8.25)		(0.93)	(18.83)	47.98		(15.11)		6.61

Distributions to shareholders from:
Net investment income	(0.24)		(0.49)	(0.20)	(0.19)		(0.11)		(0.17)

Net asset value at end of period	$60.49		$68.98	$70.40	$89.43		$41.64		$56.86

Market price at end of period(c)	$60.53		$69.03	$70.54	$89.37		$41.67		$56.87

Net Asset Value Total Return(d)	(12.00)%		(1.27)%	(21.10)%	115.43%		(26.51)%		13.15%
Market Price Total Return(d)	(12.01)%		(1.40)%	(20.90)%	115.13%		(26.47)%		13.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$16,332		$22,765	$38,718	$126,992		$16,657		$31,271
Ratio to average net assets of:
Expenses, after Waivers.	0.60	%(e)	0.60%	0.60%	0.60%		0.61	%(f)	0.60%
Expenses, prior to Waivers	1.10	%(e)	1.01%	0.73%	0.80%		0.82	%(f)	0.80%
Net investment income (loss)	0.56	%(e)	0.80%	0.25%	(0.00	)%(g)	0.12	%(f)	0.15%
Portfolio turnover rate(h)	112%		192%	227%	163%		176%		136%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023		2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$88.68		$84.36		$94.26	$60.84	$72.67	$67.39

Net investment income(a)	0.38		1.68	(b)	1.21	0.73	0.46	0.45
Net realized and unrealized gain (loss) on investments	(9.32)		4.34		(9.89)	33.35	(11.78)	5.25

Total from investment operations	(8.94)		6.02		(8.68)	34.08	(11.32)	5.70

Distributions to shareholders from:
Net investment income.	(0.59)		(1.70)		(1.22)	(0.66)	(0.51)	(0.42)

Net asset value at end of period	$79.15		$88.68		$84.36	$94.26	$60.84	$72.67

Market price at end of period(c)	$79.16		$88.68		$84.28	$94.31	$60.81	$72.65

Net Asset Value Total Return(d)	(10.14)%		7.34%		(9.27)%	56.25%	(15.61)%	8.50%
Market Price Total Return(d)	(10.13)%		7.44%		(9.41)%	56.42%	(15.63)%	8.12%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$75,195		$121,497		$99,540	$111,221	$109,513	$174,401
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%		0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.75	%(e)	0.73%		0.73%	0.75%	0.71%	0.71%
Net investment income.	0.88	%(e)	2.04	%(b)	1.34%	0.93%	0.65%	0.64%
Portfolio turnover rate(f)	49%		135%		94%	97%	119%	118%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.24 and 1.51%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco Dorsey Wright Energy Momentum ETF (PXI)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$38.75		$42.01	$24.49	$15.20	$31.95		$42.26

Net investment income(a)	0.38		1.47	0.32	0.17	0.74	(b)	0.28
Net realized and unrealized gain (loss) on investments	4.60		(3.24)	17.47	9.33	(16.70)		(10.24)

Total from investment operations	4.98		(1.77)	17.79	9.50	(15.96)		(9.96)

Distributions to shareholders from:
Net investment income	(0.43)		(1.49)	(0.27)	(0.21)	(0.79)		(0.35)

Net asset value at end of period	$43.30		$38.75	$42.01	$24.49	$15.20		$31.95

Market price at end of period(c)	$43.26		$38.73	$42.02	$24.51	$15.24		$31.95

Net Asset Value Total Return(d)	12.90%		(4.42)%	72.99%	63.39%	(50.75)%		(23.63)%
Market Price Total Return(d)	12.85%		(4.50)%	72.89%	63.10%	(50.62)%		(23.74)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$113,867		$95,325	$240,703	$139,581	$17,479		$51,127
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.60%	0.62	%(f)	0.60%
Expenses, prior to Waivers	0.77	%(e)	0.70%	0.70%	0.85%	0.86	%(f)	0.75%
Net investment income	1.79	%(e)	3.37%	1.00%	0.86%	2.98	%(b)(f)	0.72%
Portfolio turnover rate(g)	82%		147%	115%	196%	92%		113%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.58 and 2.35%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco Dorsey Wright Financial Momentum ETF (PFI)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$40.67		$45.50	$51.11	$31.88	$35.52		$35.16

Net investment income(a)	0.36		0.60	0.75	0.47	0.52		0.41
Net realized and unrealized gain (loss) on investments	(1.06)		(4.74)	(5.61)	19.34	(3.54)		0.39

Total from investment operations.	(0.70)		(4.14)	(4.86)	19.81	(3.02)		0.80

Distributions to shareholders from:
Net investment income	(0.33)		(0.69)	(0.75)	(0.58)	(0.62)		(0.44)

Net asset value at end of period	$39.64		$40.67	$45.50	$51.11	$31.88		$35.52

Market price at end of period(b)	$39.63		$40.63	$45.43	$51.16	$31.86		$35.49

Net Asset Value Total Return(c)	(1.77)%		(9.05)%	(9.63)%	62.64%	(8.33)%		2.44%
Market Price Total Return(c)	(1.70)%		(9.00)%	(9.85)%	62.90%	(8.31)%		2.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,972		$28,872	$84,170	$55,708	$28,695		$24,861
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.61	%(e)	0.60%
Expenses, prior to Waivers	0.89	%(d)	0.79%	0.70%	0.82%	0.71	%(e)	0.79%
Net investment income	1.71	%(d)	1.44%	1.44%	1.16%	1.40	%(e)	1.22%
Portfolio turnover rate(f)	83%		144%	153%	167%	158%		132%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)

	Six Months Ended October 31, 2023(a)		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$39.99		$40.53	$52.12	$32.77	$25.93	$25.88

Net investment income (loss)(b)	(0.08)		(0.01)	(0.24)	(0.16)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	(9.65)		(0.53)	(11.35)	19.51	6.94	0.16

Total from investment operations.	(9.73)		(0.54)	(11.59)	19.35	6.84	0.05

Net asset value at end of period	$30.26		$39.99	$40.53	$52.12	$32.77	$25.93

Market price at end of period(c)	$30.26		$39.97	$40.50	$52.05	$32.83	$25.90

Net Asset Value Total Return(d)	(24.33)%		(1.34)%	(22.24)%	59.04%	26.39%	0.18%
Market Price Total Return(d)	(24.30)%		(1.31)%	(22.18)%	58.54%	26.78%	(0.15)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$114,366		$181,144	$273,584	$558,234	$265,463	$163,351
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers.	0.73	%(e)	0.71%	0.68%	0.67%	0.73%	0.69%
Net investment income (loss)	(0.44	)%(e)	(0.02)%	(0.47)%	(0.32)%	(0.34)%	(0.39)%
Portfolio turnover rate(f)	137%		219%	204%	217%	175%	166%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco Dorsey Wright Industrials Momentum ETF (PRN)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$94.44		$90.58	$102.57	$61.51	$63.65		$57.87

Net investment income(a)	0.27		0.83	0.14	0.05	0.30		0.17
Net realized and unrealized gain (loss) on investments	1.70		3.91	(11.97)	41.11	(2.16)		5.76

Total from investment operations	1.97		4.74	(11.83)	41.16	(1.86)		5.93

Distributions to shareholders from:
Net investment income.	(0.23)		(0.88)	(0.16)	(0.10)	(0.28)		(0.15)

Net asset value at end of period	$96.18		$94.44	$90.58	$102.57	$61.51		$63.65

Market price at end of period(b)	$96.06		$94.45	$90.42	$102.49	$61.72		$63.64

Net Asset Value Total Return(c)	2.08%		5.32%	(11.56)%	66.98%	(2.95)%		10.28%
Market Price Total Return(c)	1.94%		5.52%	(11.64)%	66.28%	(2.61)%		10.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$134,657		$128,443	$173,908	$314,886	$58,431		$101,839
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.61	%(e)	0.60%
Expenses, prior to Waivers	0.63	%(d)	0.65%	0.63%	0.64%	0.62	%(e)	0.64%
Net investment income.	0.52	%(d)	0.92%	0.13%	0.06%	0.46	%(e)	0.29%
Portfolio turnover rate(f)	45%		142%	152%	169%	111%		104%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco Dorsey Wright Technology Momentum ETF (PTF)

	Six Months Ended October 31, 2023(a)		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$40.19		$39.36	$47.63	$25.54	$23.94	$18.73

Net investment income (loss)(b)	0.02		(0.06)	(0.15)	(0.15)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	0.93	(c)	0.89	(8.12)	22.24	1.64	5.25

Total from investment operations.	0.95		0.83	(8.27)	22.09	1.60	5.22

Distributions to shareholders from:
Net investment income	(0.04)		-	-	-	-	(0.01)

Net asset value at end of period	$41.10		$40.19	$39.36	$47.63	$25.54	$23.94

Market price at end of period(d)	$41.09		$40.18	$39.37	$47.62	$25.56	$23.97

Net Asset Value Total Return(e)	2.34%		2.13%	(17.37)%	86.48%	6.70%	27.90%
Market Price Total Return(e)	2.35%		2.05%	(17.33)%	86.28%	6.65%	28.01%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$284,432		$230,297	$205,439	$297,237	$157,096	$175,966
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(f)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers.	0.69	%(f)	0.71%	0.69%	0.69%	0.69%	0.72%
Net investment income (loss)	0.11	%(f)	(0.16)%	(0.31)%	(0.37)%	(0.17)%	(0.15)%
Portfolio turnover rate(g)	91%		158%	207%	172%	159%	133%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco Dorsey Wright Utilities Momentum ETF (PUI)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period.	$33.57		$35.29	$34.30	$30.19	$32.18	$27.11

Net investment income(a)	0.44		0.72	0.73	0.64	0.65	0.63
Net realized and unrealized gain (loss) on investments	(3.61)		(1.77)	0.98	4.27	(1.87)	4.98

Total from investment operations	(3.17)		(1.05)	1.71	4.91	(1.22)	5.61

Distributions to shareholders from:
Net investment income	(0.43)		(0.67)	(0.72)	(0.80)	(0.77)	(0.54)

Net asset value at end of period	$29.97		$33.57	$35.29	$34.30	$30.19	$32.18

Market price at end of period(b)	$29.98		$33.57	$35.27	$34.24	$30.29	$32.18

Net Asset Value Total Return(c)	(9.53)%		(3.00)%	5.08%	16.63%	(3.84)%	20.98%
Market Price Total Return(c)	(9.50)%		(2.95)%	5.20%	16.05%	(3.53)%	20.89%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$34,468		$43,309	$55,762	$49,728	$81,526	$223,637
Ratio to average net assets of:
Expenses, after Waivers.	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.89	%(d)	0.78%	0.81%	0.81%	0.69%	0.73%
Net investment income	2.74	%(d)	2.09%	2.12%	2.06%	1.93%	2.08%
Portfolio turnover rate(e)	8%		60%	61%	64%	69%	49%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco NASDAQ Internet ETF (PNQI)

	Six Months Ended October 31, 2023(a)		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)		2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$28.10		$27.99	$48.83	$29.36	$28.49		$25.83

Net investment income (loss)(b)	(0.07)		(0.09)	(0.24)	(0.23)	(0.09)		(0.09)
Net realized and unrealized gain (loss) on investments	1.90		0.20	(20.60)	19.70	0.96		2.75

Total from investment operations	1.83		0.11	(20.84)	19.47	0.87		2.66

Net asset value at end of period	$29.93		$28.10	$27.99	$48.83	$29.36		$28.49

Market price at end of period(c)	$29.96		$28.10	$27.95	$48.87	$29.35		$28.48

Net Asset Value Total Return(d)	6.51%		0.40%	(42.68)%	66.30%	3.07%		10.29%
Market Price Total Return(d)	6.60%		0.54%	(42.81)%	66.50%	3.05%		10.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$541,215		$528,285	$556,918	$1,069,442	$557,897		$598,232
Ratio to average net assets of:
Expenses.	0.60	%(e)	0.60%	0.60%	0.60%	0.60	%(f)	0.60%
Net investment income (loss)	(0.46	)%(e)	(0.36)%	(0.55)%	(0.54)%	(0.32)%		(0.34)%
Portfolio turnover rate(g)	14%		21%	29%	27%	41%		20%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Former Fund Name	Short Name
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)*	Invesco DWA Basic Materials Momentum ETF	“Dorsey Wright Basic Materials Momentum ETF”

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)*	Invesco DWA Consumer Cyclicals Momentum ETF	“Dorsey Wright Consumer Cyclicals Momentum ETF”

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)*	Invesco DWA Consumer Staples Momentum ETF	“Dorsey Wright Consumer Staples Momentum ETF”

Invesco Dorsey Wright Energy Momentum ETF (PXI)*	Invesco DWA Energy Momentum ETF	“Dorsey Wright Energy Momentum ETF”

Invesco Dorsey Wright Financial Momentum ETF (PFI)*	Invesco DWA Financial Momentum ETF	“Dorsey Wright Financial Momentum ETF”

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)*	Invesco DWA Healthcare Momentum ETF	“Dorsey Wright Healthcare Momentum ETF”

Invesco Dorsey Wright Industrials Momentum ETF (PRN)*	Invesco DWA Industrials Momentum ETF	“Dorsey Wright Industrials Momentum ETF”

Invesco Dorsey Wright Technology Momentum ETF (PTF)*	Invesco DWA Technology Momentum ETF	“Dorsey Wright Technology Momentum ETF”

Invesco Dorsey Wright Utilities Momentum ETF (PUI)*	Invesco DWA Utilities Momentum ETF	“Dorsey Wright Utilities Momentum ETF”

Invesco NASDAQ Internet ETF (PNQI)		“NASDAQ Internet ETF”

*	Effective after the close of markets on August 25, 2023, the Fund’s name changed.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Dorsey Wright Basic Materials Momentum ETF	Dorsey Wright® Basic Materials Technical Leaders Index

Dorsey Wright Consumer Cyclicals Momentum ETF	Dorsey Wright® Consumer Cyclicals Technical Leaders Index

Dorsey Wright Consumer Staples Momentum ETF	Dorsey Wright® Consumer Staples Technical Leaders Index

Dorsey Wright Energy Momentum ETF	Dorsey Wright® Energy Technical Leaders Index

Dorsey Wright Financial Momentum ETF	Dorsey Wright® Financials Technical Leaders Index

Dorsey Wright Healthcare Momentum ETF	Dorsey Wright® Healthcare Technical Leaders Index

Dorsey Wright Industrials Momentum ETF	Dorsey Wright® Industrials Technical Leaders Index

Dorsey Wright Technology Momentum ETF	Dorsey Wright® Technology Technical Leaders Index

Dorsey Wright Utilities Momentum ETF	Dorsey Wright® Utilities Technical Leaders Index

NASDAQ Internet ETF	NASDAQ CTA Internet IndexSM

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

42

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

43

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except for NASDAQ Internet ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

NASDAQ Internet ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee, are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for

45

return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

Dorsey Wright Basic Material Momentum ETF	$1,285

Dorsey Wright Consumer Cyclicals Momentum ETF	1,413

Dorsey Wright Consumer Staples Momentum ETF	855

Dorsey Wright Energy Momentum ETF	5,403

Dorsey Wright Financial Momentum ETF	3,535

Dorsey Wright Healthcare Momentum ETF	5,384

Dorsey Wright Industrials Momentum ETF	785

Dorsey Wright Technology Momentum ETF	40,040

Dorsey Wright Utilities Momentum ETF	206

NASDAQ Internet ETF	3,464

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may

46

depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because NASDAQ Internet ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

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NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for NASDAQ Internet ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, NASDAQ Internet ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of NASDAQ Internet ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except NASDAQ Internet ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2025. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2025. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.

Further, through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2023, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dorsey Wright Basic Materials Momentum ETF	$87,503

Dorsey Wright Consumer Cyclicals Momentum ETF	51,404

Dorsey Wright Consumer Staples Momentum ETF	79,117

Dorsey Wright Energy Momentum ETF	80,331

Dorsey Wright Financial Momentum ETF	40,924

Dorsey Wright Healthcare Momentum ETF	103,271

Dorsey Wright Industrials Momentum ETF	18,586

Dorsey Wright Technology Momentum ETF	130,301

Dorsey Wright Utilities Momentum ETF	56,580

NASDAQ Internet ETF	27

The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2023 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/24	4/30/25	4/30/26	10/31/26

Dorsey Wright Basic Materials Momentum ETF	$509,214	$62,243	$167,780	$191,801	$87,390

Dorsey Wright Consumer Cyclicals Momentum ETF	353,133	61,098	132,414	108,291	51,330

Dorsey Wright Consumer Staples Momentum ETF	455,956	77,823	138,574	160,546	79,013

Dorsey Wright Energy Momentum ETF	515,887	61,012	156,302	218,338	80,235

Dorsey Wright Financial Momentum ETF	272,359	38,816	89,336	103,352	40,855

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	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/24	4/30/25	4/30/26	10/31/26

Dorsey Wright Healthcare Momentum ETF	$962,653	$240,034	$362,462	$257,024	$103,133

Dorsey Wright Industrials Momentum ETF	188,769	28,269	82,905	59,111	18,484

Dorsey Wright Technology Momentum ETF	765,887	144,106	259,127	232,413	130,241

Dorsey Wright Utilities Momentum ETF	324,406	58,223	99,123	110,535	56,525

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Dorsey Wright Basic Materials Momentum ETF	Dorsey Wright & Associates, LLC

Dorsey Wright Consumer Cyclicals Momentum ETF	Dorsey Wright & Associates, LLC

Dorsey Wright Consumer Staples Momentum ETF	Dorsey Wright & Associates, LLC

Dorsey Wright Energy Momentum ETF	Dorsey Wright & Associates, LLC

Dorsey Wright Financial Momentum ETF	Dorsey Wright & Associates, LLC

Dorsey Wright Healthcare Momentum ETF	Dorsey Wright & Associates, LLC

Dorsey Wright Industrials Momentum ETF	Dorsey Wright & Associates, LLC

Dorsey Wright Technology Momentum ETF	Dorsey Wright & Associates, LLC

Dorsey Wright Utilities Momentum ETF	Dorsey Wright & Associates, LLC

NASDAQ Internet ETF	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2023, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Dorsey Wright Basic Materials Momentum ETF	$14,500

Dorsey Wright Consumer Cyclicals Momentum ETF	5,398

Dorsey Wright Consumer Staples Momentum ETF	11,446

Dorsey Wright Energy Momentum ETF	27,246

Dorsey Wright Financial Momentum ETF	10,017

Dorsey Wright Healthcare Momentum ETF	72,404

Dorsey Wright Industrials Momentum ETF	9,348

Dorsey Wright Technology Momentum ETF	53,089

Dorsey Wright Utilities Momentum ETF	2,322

NASDAQ Internet ETF	8,790

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

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Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Dorsey Wright Basic Materials Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$99,641,972	$-	$-	$99,641,972

Money Market Funds	144,602	24,347,549	-	24,492,151

Total Investments	$99,786,574	$24,347,549	$-	$124,134,123

Dorsey Wright Consumer Cyclicals Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$16,354,379	$-	$-	$16,354,379

Money Market Funds	111,665	4,073,218	-	4,184,883

Total Investments	$16,466,044	$4,073,218	$-	$20,539,262

Dorsey Wright Consumer Staples Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$75,149,591	$-	$-	$75,149,591

Money Market Funds	228,835	16,440,290	-	16,669,125

Total Investments	$75,378,426	$16,440,290	$-	$91,818,716

Dorsey Wright Energy Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$113,783,873	$-	$-	$113,783,873

Money Market Funds	177,509	24,363,187	-	24,540,696

Total Investments	$113,961,382	$24,363,187	$-	$138,324,569

Dorsey Wright Financial Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$24,966,812	$-	$-	$24,966,812

Money Market Funds	139,625	4,968,847	-	5,108,472

Total Investments	$25,106,437	$4,968,847	$-	$30,075,284

Dorsey Wright Healthcare Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$114,315,464	$-	$-	$114,315,464

Money Market Funds	325,384	36,299,322	-	36,624,706

Total Investments	$114,640,848	$36,299,322	$-	$150,940,170

Dorsey Wright Industrials Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$134,599,648	$-	$-	$134,599,648

Money Market Funds	172,330	8,266,832	-	8,439,162

Total Investments	$134,771,978	$8,266,832	$-	$143,038,810

Dorsey Wright Technology Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$284,449,091	$-	$-	$284,449,091

Money Market Funds	321,703	36,491,347	-	36,813,050

Total Investments	$284,770,794	$36,491,347	$-	$321,262,141

50

	Level 1	Level 2	Level 3	Total

Dorsey Wright Utilities Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$34,407,249	$-	$-	$34,407,249

Money Market Funds	138,139	3,441,209	-	3,579,348

Total Investments	$34,545,388	$3,441,209	$-	$37,986,597

NASDAQ Internet ETF

Investments in Securities

Common Stocks & Other Equity Interests	$541,572,923	$-	$-	$541,572,923

Money Market Funds	-	56,142,194	-	56,142,194

Total Investments	$541,572,923	$56,142,194	$-	$597,715,117

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Dorsey Wright Basic Materials Momentum ETF	$83,216,134	$14,684,792	$97,900,926

Dorsey Wright Consumer Cyclicals Momentum ETF	85,754,541	-	85,754,541

Dorsey Wright Consumer Staples Momentum ETF	112,134,416	6,385,299	118,519,715

Dorsey Wright Energy Momentum ETF	172,778,440	31,129,569	203,908,009

Dorsey Wright Financial Momentum ETF	47,295,958	-	47,295,958

Dorsey Wright Healthcare Momentum ETF	340,863,021	-	340,863,021

Dorsey Wright Industrials Momentum ETF	116,655,076	1,315,271	117,970,347

Dorsey Wright Technology Momentum ETF	199,340,306	2,745,291	202,085,597

Dorsey Wright Utilities Momentum ETF	27,003,697	3,892,444	30,896,141

NASDAQ Internet ETF	81,059,554	87,467,710	168,527,264

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended October 31, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Dorsey Wright Basic Materials Momentum ETF	$48,355,909	$48,318,764

Dorsey Wright Consumer Cyclicals Momentum ETF	22,671,317	22,655,681

Dorsey Wright Consumer Staples Momentum ETF	51,537,137	51,829,242

Dorsey Wright Energy Momentum ETF	78,531,303	78,690,657

Dorsey Wright Financial Momentum ETF	23,005,031	22,962,438

Dorsey Wright Healthcare Momentum ETF	214,076,619	214,516,007

Dorsey Wright Industrials Momentum ETF	65,089,265	65,598,853

Dorsey Wright Technology Momentum ETF	273,696,320	274,288,328

Dorsey Wright Utilities Momentum ETF	2,955,969	11,967,515

NASDAQ Internet ETF	78,288,348	79,438,159

51

For the six months ended October 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

Dorsey Wright Basic Materials Momentum ETF	$-	$41,885,844

Dorsey Wright Consumer Cyclicals Momentum ETF	-	3,889,115

Dorsey Wright Consumer Staples Momentum ETF	855,204	36,784,384

Dorsey Wright Energy Momentum ETF	44,601,753	31,920,505

Dorsey Wright Financial Momentum ETF	-	3,304,913

Dorsey Wright Healthcare Momentum ETF	4,841,223	32,188,938

Dorsey Wright Industrials Momentum ETF	34,324,493	29,710,276

Dorsey Wright Technology Momentum ETF	164,555,210	108,002,219

Dorsey Wright Utilities Momentum ETF	4,507,841	-

NASDAQ Internet ETF	17,761,714	40,141,080

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of October 31, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dorsey Wright Basic Materials Momentum ETF	$7,223,591	$(10,294,416)	$(3,070,825)	$127,204,948

Dorsey Wright Consumer Cyclicals Momentum ETF	701,013	(1,315,731)	(614,718)	21,153,980
Dorsey Wright Consumer Staples Momentum ETF	6,833,374	(5,240,323)	1,593,051	90,225,665

Dorsey Wright Energy Momentum ETF	7,878,017	(2,746,118)	5,131,899	133,192,670
Dorsey Wright Financial Momentum ETF	1,723,879	(1,072,491)	651,388	29,423,896

Dorsey Wright Healthcare Momentum ETF	2,450,009	(14,026,844)	(11,576,835)	162,517,005
Dorsey Wright Industrials Momentum ETF	15,386,610	(4,253,969)	11,132,641	131,906,169

Dorsey Wright Technology Momentum ETF	19,165,588	(21,986,059)	(2,820,471)	324,082,612
Dorsey Wright Utilities Momentum ETF	1,197,813	(6,061,580)	(4,863,767)	42,850,364

NASDAQ Internet ETF	95,550,099	(155,303,541)	(59,753,442)	657,468,559

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet ETF. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which

52

undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9–Stock Split

On June 22, 2023, the Board of Trustees approved the stock splits set forth in the table below. The effect of the stock splits was to increase the number of shares outstanding of those Funds, whereby every outstanding share of the respective Funds was exchanged for three or five shares, as described below, effective after the close of business on July 14, 2023. The transactions did not change the net assets of the Funds or the net asset value of any shareholder’s investment in the Funds.

Fund	Stock Split Ratio
Dorsey Wright Healthcare Momentum ETF	3 for 1

Dorsey Wright Technology Momentum ETF	3 for 1
NASDAQ Internet ETF	5 for 1

53

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Invesco NASDAQ Internet ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Invesco NASDAQ Internet ETF, you incur a unitary management fee. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)

Actual	$1,000.00	$ 905.30	0.60%	$2.87

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)

Actual	1,000.00	880.00	0.60	2.84

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)

Actual	1,000.00	898.60	0.60	2.86

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

Invesco Dorsey Wright Energy Momentum ETF (PXI)

Actual	1,000.00	1,129.00	0.60	3.21

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

Invesco Dorsey Wright Financial Momentum ETF (PFI)

Actual	1,000.00	982.30	0.60	2.99

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

54

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)

Actual	$1,000.00	$756.70	0.60%	$2.65

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

Invesco Dorsey Wright Industrials Momentum ETF (PRN)

Actual	1,000.00	1,020.80	0.60	3.05

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

Invesco Dorsey Wright Technology Momentum ETF (PTF)

Actual	1,000.00	1,023.40	0.60	3.05

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

Invesco Dorsey Wright Utilities Momentum ETF (PUI)

Actual	1,000.00	904.70	0.60	2.87

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

Invesco NASDAQ Internet ETF (PNQI)

Actual	1,000.00	1,065.10	0.60	3.11

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

55

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders October 31, 2023
PPA	Invesco Aerospace & Defense ETF

PDP	Invesco Dorsey Wright Momentum ETF (formerly, Invesco DWA Momentum ETF)

PSP	Invesco Global Listed Private Equity ETF

PGJ	Invesco Golden Dragon China ETF

ERTH	Invesco MSCI Sustainable Future ETF

RYJ	Invesco Raymond James SB-1 Equity ETF

PBP	Invesco S&P 500 BuyWrite ETF

SPHQ	Invesco S&P 500® Quality ETF

CSD	Invesco S&P Spin-Off ETF

PHO	Invesco Water Resources ETF

PBW	Invesco WilderHill Clean Energy ETF

2

Invesco Aerospace & Defense ETF (PPA)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Aerospace & Defense-68.08%
AAR Corp.(b)	193,515	$11,487,050
AeroVironment, Inc.(b)(c)	145,276	16,657,346
Axon Enterprise, Inc.(b)	367,421	75,133,920
Boeing Co. (The)(b)	676,848	126,448,743
BWX Technologies, Inc.(c)	409,126	30,389,879
CAE, Inc. (Canada)(b)	1,676,091	34,963,258
Curtiss-Wright Corp.	141,885	28,208,157
Ducommun, Inc.(b)	75,754	3,624,071
Elbit Systems Ltd. (Israel)(c)	245,338	45,760,444
General Dynamics Corp.	454,189	109,600,348
HEICO Corp.(c)	247,944	39,276,809
Hexcel Corp.	410,842	25,439,337
Howmet Aerospace, Inc.	1,435,596	63,309,784
Huntington Ingalls Industries, Inc.	210,463	46,263,977
Kaman Corp.	115,461	2,148,729
Kratos Defense & Security Solutions, Inc.(b)(c)	707,870	12,069,184
L3Harris Technologies, Inc.	545,081	97,792,982
Leonardo DRS, Inc.(b)(c)	1,325,243	25,272,384
Lockheed Martin Corp.	324,006	147,306,088
Mercury Systems, Inc.(b)(c)	321,605	11,571,348
Moog, Inc., Class A	103,268	11,984,251
Northrop Grumman Corp.	309,610	145,959,442
RTX Corp.(c)	1,862,842	151,616,710
Spirit AeroSystems Holdings, Inc., Class A(c)	581,969	13,152,500
Textron, Inc.	799,315	60,747,940
TransDigm Group, Inc.(b)	99,998	82,807,344
Triumph Group, Inc.(b)	411,475	3,069,604
V2X, Inc.(b)(c)	150,026	7,661,828
Woodward, Inc.	212,963	26,556,486

		1,456,279,943

Communications Equipment-0.40%
Comtech Telecommunications Corp.	154,227	1,881,569
Viasat, Inc.(b)(c)	358,577	6,612,160

		8,493,729

Containers & Packaging-0.57%
Ball Corp.	253,723	12,216,763

Diversified Telecommunication Services-0.32%
Iridium Communications, Inc.	184,985	6,853,694

Electrical Equipment-2.50%
Eaton Corp. PLC	257,221	53,478,818

Electronic Equipment, Instruments & Components-2.26%
Keysight Technologies, Inc.(b)	109,544	13,369,845
OSI Systems, Inc.(b)	58,239	6,072,580
Teledyne Technologies, Inc.(b)	70,323	26,342,293
TTM Technologies, Inc.(b)	230,246	2,645,527

		48,430,245

	Shares	Value
Industrial Conglomerates-9.49%
General Electric Co.	1,032,058	$112,112,460
Honeywell International, Inc.	495,495	90,804,414

		202,916,874

Machinery-3.39%
Barnes Group, Inc.	96,054	1,996,963
Oshkosh Corp.	99,611	8,738,873
Parker-Hannifin Corp.	167,616	61,835,218

		72,571,054

Metals & Mining-0.85%
ATI, Inc.(b)(c)	478,846	18,086,013

Professional Services-11.18%
Booz Allen Hamilton Holding Corp.	497,251	59,635,313
CACI International, Inc., Class A(b)	93,792	30,459,890
Jacobs Solutions, Inc.	197,037	26,265,032
KBR, Inc.(c)	597,358	34,736,368
Leidos Holdings, Inc.	515,423	51,088,728
Parsons Corp.(b)(c)	226,128	12,787,538
Science Applications International Corp.	221,339	24,179,072

		239,151,941

Software-0.96%
Palantir Technologies, Inc., Class A(b)(c)	1,395,187	20,648,768

Total Common Stocks & Other Equity Interests (Cost $2,022,436,116)		2,139,127,842

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $1,008,425)	1,008,425	1,008,425

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,023,444,541)		2,140,136,267

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.47%
Invesco Private Government Fund, 5.32%(d)(e)(f)	48,860,813	48,860,813
Invesco Private Prime Fund, 5.53%(d)(e)(f)	132,403,713	132,416,953

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $181,280,543)		181,277,766

TOTAL INVESTMENTS IN SECURITIES-108.52% (Cost $2,204,725,084)		2,321,414,033
OTHER ASSETS LESS LIABILITIES-(8.52)%		(182,292,212)

NET ASSETS-100.00%		$2,139,121,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Aerospace & Defense ETF (PPA)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$718,890	$13,087,540	$(12,798,005)	$-	$-	$1,008,425	$24,311

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	32,529,303	164,273,297	(147,941,787)	-	-	48,860,813	761,305	*

Invesco Private Prime Fund	83,646,779	386,498,435	(337,733,827)	12,418	(6,852)	132,416,953	2,030,360	*

Total	$116,894,972	$563,859,272	$(498,473,619)	$12,418	$(6,852)	$182,286,191	$2,815,976

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Aerospace & Defense	68.08

Professional Services	11.18

Industrial Conglomerates	9.49

Machinery	3.39

Industry Types Each Less Than 3%	7.86

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dorsey Wright Momentum ETF (PDP)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.27%
Alphabet, Inc., Class A(b)	51,577	$6,399,674
Meta Platforms, Inc., Class A(b)	20,387	6,141,992

		12,541,666

Consumer Discretionary-10.93%
AutoNation, Inc.(b)	48,609	6,323,059
Boyd Gaming Corp.	139,728	7,719,972
Chipotle Mexican Grill, Inc.(b)	5,077	9,860,549
Deckers Outdoor Corp.(b)(c)	12,183	7,273,982
DraftKings, Inc., Class A(b)	195,120	5,389,214
Murphy USA, Inc.	17,248	6,255,677
NVR, Inc.(b)	1,891	10,235,264
O’Reilly Automotive, Inc., Class R(b)	33,030	30,732,433
Penske Automotive Group, Inc.	51,682	7,394,661
Royal Caribbean Cruises Ltd.(b)(c)	60,294	5,108,711
TJX Cos., Inc. (The)	130,780	11,517,795

		107,811,317

Consumer Staples-3.52%
Celsius Holdings, Inc.(b)(c)	55,612	8,458,029
Costco Wholesale Corp.	23,769	13,130,946
e.l.f. Beauty, Inc.(b)	141,369	13,095,011

		34,683,986

Energy-9.24%
Antero Midstream Corp.	562,525	6,941,559
APA Corp.	140,200	5,568,744
Civitas Resources, Inc.(c)	154,336	11,641,564
Marathon Petroleum Corp.	67,306	10,180,032
Murphy Oil Corp.	249,576	11,198,475
Targa Resources Corp.	217,285	18,167,199
Texas Pacific Land Corp.(c)	3,619	6,680,493
Transocean Ltd.(b)(c)	743,163	4,919,739
Valaris Ltd.(b)(c)	90,840	5,999,074
Weatherford International PLC(b)	105,703	9,839,892

		91,136,771

Financials-13.14%
Aon PLC, Class A	27,469	8,498,908
Apollo Global Management, Inc.	71,110	5,506,758
Ares Management Corp., Class A	77,573	7,647,922
Arthur J. Gallagher & Co.	29,275	6,893,970
Blackstone, Inc., Class A	52,856	4,881,252
Brown & Brown, Inc.	79,876	5,544,992
Fiserv, Inc.(b)	143,933	16,372,379
Kinsale Capital Group, Inc.	51,215	17,101,201
LPL Financial Holdings, Inc.	29,057	6,523,878
Marsh & McLennan Cos., Inc.	30,103	5,709,034
Mastercard, Inc., Class A	71,224	26,805,152
Primerica, Inc.	30,110	5,755,828
Visa, Inc., Class A(c)	52,512	12,345,571

		129,586,845

Health Care-6.74%
Bridgebio Pharma, Inc.(b)(c)	258,645	6,735,116
Chemed Corp.(c)	12,895	7,255,372
Eli Lilly and Co.	18,673	10,343,535
IDEXX Laboratories, Inc.(b)	31,237	12,478,244
Intuitive Surgical, Inc.(b)	22,828	5,985,958

	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(b)	55,366	$13,435,667
Roivant Sciences Ltd.(b)(c)	645,480	5,576,947
Tenet Healthcare Corp.(b)	87,257	4,685,701

		66,496,540

Industrials-27.53%
AMETEK, Inc.	38,286	5,389,520
API Group Corp.(b)(c)	239,013	6,183,266
Applied Industrial Technologies, Inc.	37,922	5,821,406
Atkore, Inc.(b)(c)	100,190	12,451,613
Beacon Roofing Supply, Inc.(b)	91,857	6,537,463
Booz Allen Hamilton Holding Corp.	73,998	8,874,580
Builders FirstSource, Inc.(b)(c)	114,300	12,403,836
Carlisle Cos., Inc.	23,241	5,905,306
Carrier Global Corp.	109,260	5,207,332
Cintas Corp.	25,633	12,999,007
Clean Harbors, Inc.(b)	36,202	5,563,161
Comfort Systems USA, Inc.	43,225	7,860,466
Copart, Inc.(b)	634,053	27,593,987
Graco, Inc.	77,831	5,786,735
Howmet Aerospace, Inc.	127,711	5,632,055
Hubbell, Inc.	18,490	4,994,149
Illinois Tool Works, Inc.	26,289	5,891,891
KBR, Inc.	95,423	5,548,847
Old Dominion Freight Line, Inc.	59,571	22,438,013
Quanta Services, Inc.	53,440	8,930,893
SiteOne Landscape Supply, Inc.(b)(c)	38,777	5,342,307
Snap-on, Inc.	29,854	7,700,541
Trane Technologies PLC	63,227	12,032,730
TransDigm Group, Inc.(b)	25,386	21,021,893
United Rentals, Inc.	16,547	6,722,550
Vertiv Holdings Co.	209,999	8,246,661
W.W. Grainger, Inc.	24,806	18,104,163
WESCO International, Inc.	80,270	10,290,614

		271,474,985

Information Technology-25.58%
Amphenol Corp., Class A	247,854	19,964,640
ANSYS, Inc.(b)	84,238	23,440,066
Apple, Inc.	178,860	30,543,922
Applied Materials, Inc.	63,075	8,347,976
AppLovin Corp., Class A(b)(c)	192,668	7,020,822
Arista Networks, Inc.(b)	32,160	6,443,899
Axcelis Technologies, Inc.(b)(c)	96,345	12,283,988
Broadcom, Inc.	7,051	5,932,500
Cadence Design Systems, Inc.(b)	114,657	27,500,481
Fair Isaac Corp.(b)	6,633	5,610,656
Intuit, Inc.	29,558	14,629,732
Jabil, Inc.(c)	59,319	7,284,373
KLA Corp.	20,107	9,444,258
Manhattan Associates, Inc.(b)	31,532	6,148,109
Microsoft Corp.	25,522	8,629,243
NVIDIA Corp.	14,777	6,026,061
ON Semiconductor Corp.(b)	145,458	9,111,489
Onto Innovation, Inc.(b)(c)	54,576	6,132,705
Oracle Corp.	65,302	6,752,227
SPS Commerce, Inc.(b)(c)	54,888	8,800,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dorsey Wright Momentum ETF (PDP)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Synopsys, Inc.(b)	35,097	$16,475,936
VeriSign, Inc.(b)	28,908	5,771,771

		252,295,596

Materials-1.35%
ATI, Inc.(b)(c)	207,066	7,820,883
Reliance Steel & Aluminum Co.	21,567	5,486,213

		13,307,096

Utilities-0.64%
Constellation Energy Corp.	55,962	6,319,229

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $916,284,392)		985,654,031

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.56%
Invesco Private Government Fund, 5.32%(d)(e)(f)	26,401,002	$26,401,002
Invesco Private Prime Fund, 5.53%(d)(e)(f)	67,899,573	67,906,363

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $94,305,089)		94,307,365

TOTAL INVESTMENTS IN SECURITIES-109.50% (Cost $1,010,589,481)		1,079,961,396
OTHER ASSETS LESS LIABILITIES-(9.50)%		(93,695,821)

NET ASSETS-100.00%		$986,265,575

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$889,026	$(889,026)	$-	$-	$-	$782

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	20,775,244	184,584,840	(178,959,082)	-	-	26,401,002	594,867	*

Invesco Private Prime Fund	53,422,056	388,295,689	(373,810,064)	3,433	(4,751)	67,906,363	1,605,192	*

Total	$74,197,300	$573,769,555	$(553,658,172)	$3,433	$(4,751)	$94,307,365	$2,200,841

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Momentum ETF (PDP)–(continued)

October 31, 2023

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2023

Industrials	27.53

Information Technology	25.58

Financials	13.14

Consumer Discretionary	10.93

Energy	9.24

Health Care	6.74

Consumer Staples	3.52

Sector Types Each Less Than 3%	3.26

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Global Listed Private Equity ETF (PSP)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-78.99%
Aerospace & Defense-4.32%
Melrose Industries PLC (United Kingdom)	1,113,233	$6,308,486

Capital Markets-54.99%
3i Group PLC (United Kingdom)	319,485	7,499,657
Alaris Equity Partners Income (Canada)	71,099	644,283
Blackstone Secured Lending Fund(b)	57,467	1,572,872
Blackstone, Inc., Class A	73,252	6,764,822
Blue Owl Capital, Inc.(b)	403,215	4,971,641
Bridgepoint Group PLC (United Kingdom)(b)(c)	1,100,224	2,423,148
Carlyle Group, Inc. (The)(b)	221,975	6,113,191
Chrysalis Investments Ltd. (Guernsey)(d)	901,840	607,358
EQT AB (Sweden)(b)	382,467	6,945,761
Gimv N.V. (Belgium)(b)	52,817	2,037,707
Hamilton Lane, Inc., Class A	34,598	2,910,384
IP Group PLC (United Kingdom)	1,648,448	877,136
JAFCO Group Co. Ltd. (Japan)(b)	91,435	977,472
KKR & Co., Inc., Class A	123,069	6,818,022
Molten Ventures PLC (United Kingdom)(d)	262,762	750,570
Mutares SE & Co. KGaA (Germany)	33,959	1,019,409
Onex Corp. (Canada)	115,106	6,444,112
P10, Inc., Class A	102,954	969,827
Partners Group Holding AG (Switzerland)(b)	7,090	7,454,219
Patria Investments Ltd., Class A (Cayman Islands)	82,779	1,067,021
Petershill Partners PLC (United Kingdom)(b)(c)	1,457,756	2,610,919
Ratos AB, Class B (Sweden)(b)	517,858	1,437,793
StepStone Group, Inc., Class A(b)	78,407	2,218,918
TPG, Inc.(b)	186,720	5,160,941

		80,297,183

Diversified Consumer Services-1.35%
Graham Holdings Co., Class B	3,405	1,970,542

Financial Services-16.01%
Cannae Holdings, Inc.(b)(d)	60,468	988,652
Compass Diversified Holdings(b)	76,441	1,313,256
Eurazeo SE (France)	122,662	6,891,098
HAL Trust (Netherlands)	16,008	1,800,337
Kinnevik AB, Class B (Sweden)(d)	422,251	3,589,605
Sofina S.A. (Belgium)(b)	32,569	6,162,154
Wendel SE (France)	35,349	2,637,892

		23,382,994

Interactive Media & Services-1.47%
IAC, Inc.(b)(d)	50,581	2,152,221

IT Services-0.85%
Digital Garage, Inc. (Japan)	62,827	1,244,551

Total Common Stocks & Other Equity Interests (Cost $153,818,180)		115,355,977

Closed-End Funds-18.47%
Apax Global Alpha Ltd. (Guernsey)(b)(c)	770,203	1,429,943
Investment Abbreviations:
BDC-Business Development Company

	Shares	Value
Ares Capital Corp.(b)	268,584	$5,092,353
Bain Capital Specialty Finance, Inc., BDC	25,327	383,451
Blue Owl Capital Corp., BDC(b)	115,109	1,524,043
FS KKR Capital Corp., BDC	97,839	1,854,049
Goldman Sachs BDC, Inc., BDC(b)	27,818	380,829
Golub Capital BDC, Inc.(b)	55,800	803,520
HBM Healthcare Investments AG (Switzerland), Class A(d)	9,869	1,717,762
Hercules Capital, Inc.(b)	49,218	757,957
HgCapital Trust PLC (United Kingdom)(b)	914,516	4,078,222
Main Street Capital Corp.	29,721	1,133,262
NB Private Equity Partners Ltd. (Guernsey)	83,027	1,583,777
New Mountain Finance Corp., BDC(b)	31,430	389,103
Oakley Capital Investments Ltd. (Bermuda)(b)	354,726	1,807,859
Oaktree Specialty Lending Corp.(b)	19,968	379,392
Princess Private Equity Holding Ltd. (Guernsey)(b)	136,799	1,402,587
Prospect Capital Corp.	66,592	342,283
Sixth Street Specialty Lending, Inc.(b)	39,746	771,470
Syncona Ltd. (United Kingdom)(b)(d)	731,109	1,137,345

Total Closed-End Funds (Cost $30,684,806)		26,969,207

	Shares
Money Market Funds-1.39%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(e)(f) (Cost $2,024,540)	2,024,540	2,024,540

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.85% (Cost $186,527,526)		144,349,724

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-29.16%
Invesco Private Government Fund, 5.32%(e)(f)(g)	11,920,209	11,920,209
Invesco Private Prime Fund, 5.53%(e)(f)(g)	30,657,104	30,660,170

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,579,196)		42,580,379

TOTAL INVESTMENTS IN SECURITIES-128.01% (Cost $229,106,722)		186,930,103
OTHER ASSETS LESS LIABILITIES-(28.01)%		(40,905,200)

NET ASSETS-100.00%.		$146,024,903

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Listed Private Equity ETF (PSP)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2023 was $6,464,010, which represented 4.43% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$2,007,766	$18,042,133	$(18,025,359)	$-	$-	$2,024,540	$52,235

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	15,014,772	72,688,980	(75,783,543)	-	-	11,920,209	358,132	*

Invesco Private Prime Fund	38,609,514	152,292,187	(160,247,344)	4,220	1,593	30,660,170	962,474	*

Total	$55,632,052	$243,023,300	$(254,056,246)	$4,220	$1,593	$44,604,919	$1,372,841

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	17.59%

Open Over-The-Counter Total Return Swap Agreements(a)

Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Equity Risk

Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Day CORRA plus 55 basis points	Monthly	October-2024	CAD 1,242,180	$-	$(70,046)	$(70,046)

Abbreviations:

CAD       -Canadian Dollar

CORRA-Canadian Overnight Repo Rate Average

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Listed Private Equity ETF (PSP)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Capital Markets	54.99

Closed-End Funds	18.47

Financial Services	16.01

Aerospace & Defense	4.32

Industry Types Each Less Than 3%	3.67

Money Market Funds Plus Other Assets Less Liabilities	2.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Golden Dragon China ETF (PGJ)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-22.40%
Autohome,Inc.,ADR	63,879	$1,708,763
Baidu, Inc., ADR(b)(c)	99,535	10,451,175
Bilibili, Inc., ADR(b)(c)	111,392	1,495,995
DouYu International Holdings Ltd., ADR(b)	168,565	145,252
Hello Group, Inc., ADR	164,245	1,162,855
HUYA, Inc., ADR(b)	89,440	279,947
iQIYI, Inc., ADR(b)(c)	489,992	2,283,363
Kanzhun Ltd., ADR(b)(c)	277,705	4,110,034
NetEase, Inc., ADR(c)	68,654	7,340,486
Sohu.com Ltd., ADR(b)	32,418	266,800
So-Young International, Inc., ADR(b)	75,420	69,401
Tencent Music Entertainment Group, ADR(b)	666,734	4,840,489
Weibo Corp., ADR	86,089	1,018,433
Zhihu, Inc., ADR(b)	266,771	264,423

		35,437,416

Consumer Discretionary-55.30%
Alibaba Group Holding Ltd., ADR(b)(c)	153,004	12,628,950
Atour Lifestyle Holdings Ltd., ADR(c)	27,800	529,868
ATRenew, Inc., ADR(b)(c)	83,910	123,348
Baozun, Inc., ADR(b)(c)	40,429	122,096
China Automotive Systems, Inc.(b)	28,451	90,190
ECARX Holdings, Inc.(b)(c)	271,852	1,073,815
Golden Heaven Group Holdings Ltd.(b)(c)	39,350	533,192
GSX Techedu, Inc., ADR(b)	143,037	320,403
H World Group Ltd., ADR(b)(c)	166,607	6,274,420
Hesai Group, ADR(b)(c)	9,542	92,176
JD.com, Inc., ADR(c)	373,495	9,494,243
Kandi Technologies Group, Inc.(b)(c)	74,495	238,384
Lanvin Group Holdings Ltd.(b)(c)	110,575	356,051
Li Auto, Inc., ADR(b)(c)	170,665	5,770,184
MINISO Group Holding Ltd., ADR(c)	90,263	2,284,556
NaaS Technology, Inc., ADR(b)(c)	25,672	74,449
New Oriental Education & Technology Group, Inc., ADR(b)	97,317	6,373,290
NIO, Inc., ADR(b)	1,076,992	7,862,042
Niu Technologies, ADR(b)(c)	47,855	103,367
TAL Education Group, ADR(b)	414,295	3,633,367
TH International Ltd.(b)	148,470	237,552
Trip.com Group Ltd., ADR(b)(c)	180,748	6,145,432
U Power Ltd.(b)(c)	49,481	137,557
Vipshop Holdings Ltd., ADR(b)	386,607	5,513,016
XPeng, Inc., ADR(b)(c)	235,315	3,407,361
Youdao, Inc., ADR(b)(c)	35,342	147,376
Yum China Holdings, Inc.	264,739	13,914,682

		87,481,367

Consumer Staples-1.44%
111, Inc., ADR(b)	45,990	99,798
Dada Nexus Ltd., ADR(b)(c)	105,954	406,863
DingDong (Cayman) Ltd., ADR(b)(c)	132,599	267,850
RLX Technology, Inc., ADR(b)	663,619	1,128,152
YanGuFang International Group Co. Ltd.(b)(c)	30,986	89,550
Yatsen Holding Ltd., ADR(b)	339,340	279,175

		2,271,388

Financials-3.52%
Fanhua, Inc., ADR(b)(c)	31,236	205,220

	Shares	Value
Financials-(continued)
FinVolution Group, ADR	181,920	$860,482
LexinFintech Holdings Ltd., ADR	134,982	246,342
Lufax Holding Ltd., ADR	834,760	797,029
Noah Holdings Ltd., ADR(c)	31,554	360,978
Qifu Technology, Inc., ADR(c)	133,738	1,977,985
Qudian, Inc., ADR(b)(c)	188,734	317,073
Up Fintech Holding Ltd., ADR(b)	127,914	583,288
Waterdrop, Inc., ADR(b)(c)	127,041	130,852
X Financial, ADR(c)	20,639	82,969

		5,562,218

Health Care-1.04%
Gracell Biotechnologies, Inc., ADR(b)(c)	64,184	215,658
I-Mab, ADR(b)	65,771	94,052
Jin Medical International Ltd.(b)	7,540	66,654
Zai Lab Ltd., ADR(b)(c)	50,503	1,272,676

		1,649,040

Industrials-7.39%
CBAK Energy Technology, Inc.(b)(c)	84,324	66,616
EHang Holdings Ltd., ADR(b)(c)	35,432	491,442
Full Truck Alliance Co. Ltd., ADR(b)(c)	614,115	4,034,735
Shengfeng Development Ltd., A Shares(b)(c)	38,190	440,331
ZTO Express (Cayman), Inc., ADR	282,590	6,660,646

		11,693,770

Information Technology-5.00%
Agora, Inc., ADR(b)(c)	72,205	212,283
Canaan, Inc., ADR(b)(c)	150,671	289,288
Canadian Solar, Inc. (Canada)(b)(c)	61,161	1,221,997
Daqo New Energy Corp., ADR(b)(c)	70,010	1,782,455
GDS Holdings Ltd., ADR(b)(c)	80,551	829,675
HiTek Global, Inc.(b)	14,127	18,224
Hollysys Automation Technologies Ltd.(b)(c)	58,457	1,198,953
JinkoSolar Holding Co. Ltd., ADR(b)(c)	38,527	1,255,595
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	81,805	389,392
Tuya, Inc., ADR(b)	117,862	201,544
Vnet Group, Inc., ADR(b)(c)	134,398	432,089
Xunlei Ltd., ADR(b)(c)	49,702	70,577

		7,902,072

Real Estate-3.84%
KE Holdings, Inc., ADR(c)	413,081	6,076,422

Total Common Stocks & Other Equity Interests (Cost $248,224,401)		158,073,693

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $141,161)	141,161	141,161

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $248,365,562)		158,214,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Golden Dragon China ETF (PGJ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.57%
Invesco Private Government Fund, 5.32%(d)(e)(f)	14,863,795	$14,863,795
Invesco Private Prime Fund, 5.53%(d)(e)(f)	38,227,724	38,231,547

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,095,271)		53,095,342

TOTAL INVESTMENTS IN SECURITIES-133.59% (Cost $301,460,833)		211,310,196
OTHER ASSETS LESS LIABILITIES-(33.59)%		(53,128,735)

NET ASSETS-100.00%		$158,181,461

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$93,062	$2,303,712	$(2,255,613)	$-	$-	$141,161	$8,594

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	14,196,763	94,762,287	(94,095,255)	-	-	14,863,795	272,638	*

Invesco Private Prime Fund	37,413,796	165,832,067	(165,017,826)	836	2,674	38,231,547	697,694	*

Total	$51,703,621	$262,898,066	$(261,368,694)	$836	$2,674	$53,236,503	$978,926

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Golden Dragon China ETF (PGJ)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Consumer Discretionary	55.30

Communication Services	22.40

Industrials	7.39

Information Technology	5.00

Real Estate	3.84

Financials	3.52

Sector Types Each Less Than 3%	2.48

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI Sustainable Future ETF (ERTH)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-98.55%
Automobiles-17.57%
Li Auto, Inc., A Shares (China)(b)	580,380	$9,917,032
Lucid Group, Inc.(b)(c)	470,427	1,938,159
NIO, Inc., ADR (China)(b)(c)	716,248	5,228,610
Rivian Automotive, Inc., Class A(b)(c)	336,946	5,465,264
Tesla, Inc.(b)	54,991	11,044,393
XPeng, Inc. (China)(b)(c)	535,976	3,959,233

		37,552,691

Building Products-4.81%
Advanced Drainage Systems, Inc.	36,836	3,935,190
Kingspan Group PLC (Ireland)	79,359	5,324,860
ROCKWOOL A/S, Class B (Denmark)(c)	4,624	1,026,777

		10,286,827

Chemicals-1.20%
FutureFuel Corp.	9,303	60,935
Umicore S.A. (Belgium)(c)	105,858	2,511,974

		2,572,909

Commercial Services & Supplies-0.36%
China Everbright Environment Group Ltd. (China)	1,798,618	613,745
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(d)	135,137	40,068
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	36,853	117,598

		771,411

Construction & Engineering-0.43%
China Conch Venture Holdings Ltd. (China)	733,557	606,563
OX2 AB (Sweden)(b)(c)	79,699	321,431

		927,994

Diversified REITs-0.95%
American Assets Trust, Inc.	29,168	517,732
Lar Espana Real Estate SOCIMI S.A. (Spain)	21,612	125,184
Merlin Properties SOCIMI S.A. (Spain)	166,464	1,382,987

		2,025,903

Electrical Equipment-16.05%
Alfen N.V. (Netherlands)(b)(c)(d)	11,390	357,204
Array Technologies, Inc.(b)(c)	78,070	1,352,953
Blink Charging Co.(b)(c)	31,276	74,437
ChargePoint Holdings, Inc.(b)	156,511	397,538
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(b)(c)	290,283	67,891
Contemporary Amperex Technology Co. Ltd., A Shares (China)	136,500	3,461,882
CS Wind Corp. (South Korea)	13,309	450,351
Dajin Heavy Industry Co. Ltd., A Shares (China)	22,300	84,378
Energiekontor AG (Germany)	3,689	271,779
Ginlong Technologies Co. Ltd., A Shares (China)	13,500	123,579
Goldwind Science & Technology Co. Ltd., A Shares (China)	77,200	92,727
GoodWe Technologies Co. Ltd., A Shares (China)	5,560	88,504
Kempower OYJ (Finland)(b)(c)	8,436	263,761

	Shares	Value
Electrical Equipment-(continued)
LG Energy Solution Ltd. (South Korea)(b)	24,210	$6,910,485
Ming Yang Smart Energy Group Ltd., A Shares (China)	72,000	137,446
Nextracker, Inc., Class A(b)(c)	25,560	888,466
Nordex SE (Germany)(b)(c)	60,785	637,743
Plug Power, Inc.(b)(c)	280,446	1,651,827
PNE AG (Germany)(c)	16,186	204,961
PowerCell Sweden AB (Sweden)(b)(c)	27,285	109,627
Pylon Technologies Co. Ltd., A Shares (China)	6,016	93,617
Shoals Technologies Group, Inc., Class A(b)(c)	87,919	1,350,436
Signify N.V.	65,603	1,696,115
Soltec Power Holdings S.A. (Spain)(b)(c)	17,483	48,749
Stem, Inc.(b)(c)	78,141	264,117
Sungrow Power Supply Co. Ltd., A Shares (China)	46,500	534,698
SunPower Corp.(b)(c)	46,387	198,072
Sunrun, Inc.(b)(c)	111,901	1,079,845
Titan Wind Energy Suzhou Co. Ltd., A Shares (China)(b)	58,500	106,638
TPI Composites, Inc.(b)(c)	23,432	54,128
Vestas Wind Systems A/S (Denmark)(b)(c)	522,031	11,256,267

		34,310,221

Electronic Equipment, Instruments & Components-0.96%
Badger Meter, Inc.	14,787	2,048,739

Food Products-2.87%
Darling Ingredients, Inc.(b)	82,216	3,641,346
Grieg Seafood ASA (Norway)	23,949	158,957
Minerva S.A. (Brazil)	143,900	216,007
SalMar ASA (Norway)	37,299	1,765,507
SLC Agricola S.A. (Brazil)	49,695	362,242

		6,144,059

Ground Transportation-5.94%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	937,300	640,398
BTS Group Holdings PCL, NVDR (Thailand)	3,896,315	807,611
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(b)	1	0
Central Japan Railway Co. (Japan)	371,101	8,321,562
MTR Corp. Ltd. (Hong Kong)	784,211	2,931,546

		12,701,117

Household Durables-2.02%
Beazer Homes USA, Inc.(b)	13,525	327,170
KB Home	40,450	1,787,890
Meritage Homes Corp.	18,575	2,117,921
Neinor Homes S.A. (Spain)(b)(c)(d)	7,194	74,064

		4,307,045

Independent Power and Renewable Electricity Producers-7.36%
Altus Power, Inc.(b)(c)	36,271	192,599
Audax Renovables S.A. (Spain)(b)(c)	72,584	82,399
BCPG PCL, NVDR (Thailand)	668,005	164,481
Boralex, Inc., Class A (Canada)	50,331	935,741
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(c)(d)	302,276	146,413

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI Sustainable Future ETF (ERTH)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
CECEP Solar Energy Co. Ltd., A Shares (China)	149,900	$117,575
CECEP Wind-Power Corp., A Shares (China)	257,300	111,455
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)	1,278,321	289,169
China Three Gorges Renewables Group Co. Ltd., A Shares (China)	935,600	613,667
Concord New Energy Group Ltd. (Hong Kong)	3,940,920	322,341
Corp ACCIONA Energias Renovables S.A. (Spain)(c)	35,275	953,768
EDP Renovaveis S.A. (Spain)(c)	162,839	2,614,516
Encavis AG (Germany)(b)(c)	64,896	844,063
Energix-Renewable Energies Ltd. (Israel)	154,302	374,661
Enlight Renewable Energy Ltd. (Israel)(b)	64,199	863,429
eRex Co. Ltd. (Japan)(c)	19,121	93,430
Greenvolt-Energias Renovaveis S.A. (Portugal)(b)(c)	38,021	253,588
Grenergy Renovables S.A. (Spain)(b)(c)	8,072	191,460
Montauk Renewables, Inc.(b)(c)	28,211	283,803
Neoen S.A. (France)(d)	36,559	961,435
NextEra Energy Partners L.P.	47,028	1,273,048
Omega Energia S.A. (Brazil)(b)	111,191	167,569
Opdenergy Holding S.A. (Spain)(b)	24,176	147,447
Ormat Technologies, Inc.(c)	28,201	1,735,490
RENOVA, Inc. (Japan)(b)(c)	23,315	166,112
Scatec ASA (South Africa)(d)	65,973	332,472
Shinfox Energy Co. Ltd., Class C (Taiwan)	56,000	171,099
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	44,347	663,278
SPCG PCL, NVDR (Thailand)	211,043	75,745
Super Energy Corp. PCL, NVDR (Thailand)(b)	10,092,147	120,738
Voltalia S.A. (France)(b)(c)	22,114	184,425
West Holdings Corp. (Japan)	13,510	295,276

		15,742,692

Industrial REITs-1.63%
Advance Logistics Investment Corp. (Japan)(c)	381	309,691
CRE Logistics REIT, Inc. (Japan)(c)	354	371,660
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	264	663,290
Nippon Prologis REIT, Inc. (Japan)	1,205	2,138,756

		3,483,397

IT Services-0.44%
Chindata Group Holdings Ltd., ADR (China)(b)(c)	73,193	649,954
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(c)	58,667	279,255

		929,209

Machinery-1.68%
Alstom S.A. (France)(c)	145,472	1,960,490
Dawonsys Co. Ltd. (South Korea)(b)	15,733	164,139
Ebusco Holding N.V. (Netherlands)(b)(c)	6,551	40,023
Energy Recovery, Inc.(b)	27,528	418,426
Lion Electric Co. (The) (Canada)(b)	56,925	90,621

	Shares	Value
Machinery-(continued)
Riyue Heavy Industry Co. Ltd., A Shares (China)	21,000	$40,375
Stadler Rail AG (Switzerland)(c)	25,916	874,831

		3,588,905

Metals & Mining-0.44%
Schnitzer Steel Industries, Inc., Class A	12,623	286,668
Sims Ltd.(c)	81,761	646,052

		932,720

Office REITs-4.50%
Brandywine Realty Trust(c)	97,528	364,755
Centuria Office REIT (Australia)	255,418	177,081
Cousins Properties, Inc.	80,334	1,435,569
Covivio S.A. (France)	26,148	1,116,593
Douglas Emmett, Inc.(c)	91,604	1,026,881
Global One Real Estate Investment Corp. (Japan)	504	382,048
Inmobiliaria Colonial SOCIMI S.A. (Spain)(c)	135,231	756,148
Japan Excellent, Inc. (Japan)(c)	634	555,108
Keppel REIT (Singapore)	1,113,373	646,058
Mori Hills REIT Investment Corp. (Japan)	817	763,350
Paramount Group, Inc.(c)	89,651	383,706
Piedmont Office Realty Trust, Inc., Class A	70,230	365,898
Vornado Realty Trust(c)	85,783	1,647,034

		9,620,229

Oil, Gas & Consumable Fuels-0.31%
Enviva, Inc.(c)	13,760	49,811
REX American Resources Corp.(b)	6,433	244,519
VERBIO Vereinigte BioEnergie AG (Germany)	9,387	316,216
Waga Energy S.A. (France)(b)(c)	2,519	58,044

		668,590

Paper & Forest Products-3.06%
Canfor Corp. (Canada)(b)	28,906	295,255
Mercer International, Inc. (Germany)(c)	18,947	150,439
Suzano S.A. (Brazil)	406,500	4,156,892
West Fraser Timber Co. Ltd. (Canada)	28,884	1,947,238

		6,549,824

Real Estate Management & Development-4.58%
Daiwa House Industry Co. Ltd. (Japan)	303,083	8,259,259
Deutsche EuroShop AG (Germany)	7,435	134,700
Platzer Fastigheter Holding AB, Class B (Sweden)(c)	32,932	172,432
SOHO China Ltd. (China)(b)(c)	846,838	87,664
Swire Properties Ltd. (Hong Kong)	591,721	1,144,935

		9,798,990

Retail REITs-5.08%
AEON REIT Investment Corp. (Japan)	891	847,199
CapitaLand Integrated Commercial Trust (Singapore)	2,786,949	3,580,183
First Capital REIT (Canada)	57,665	541,654
Frasers Centrepoint Trust (Singapore)	552,314	834,488
Fukuoka REIT Corp. (Japan)	328	352,593
Klepierre S.A. (France)	110,775	2,681,343
Lendlease Global Commercial REIT (Singapore)	1,004,603	373,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco MSCI Sustainable Future ETF (ERTH)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Retail REITs-(continued)
Mapletree Pan Asia Commercial Trust (Singapore)	1,263,834	$1,226,889
Mercialys S.A. (France)	48,560	412,676

		10,850,988

Semiconductors & Semiconductor Equipment-9.36%
Duk San Neolux Co. Ltd. (South Korea)(b)	5,472	156,395
Enphase Energy, Inc.(b)(c)	70,847	5,638,004
First Solar, Inc.(b)	52,383	7,461,958
Flat Glass Group Co. Ltd., A Shares (China)	40,700	143,488
Flat Glass Group Co. Ltd., H Shares (China)(c)	231,952	415,608
HD Hyundai Energy Solutions Co. Ltd. (South Korea)	2,794	45,100
JA Solar Technology Co. Ltd., A Shares (China)	102,308	313,714
LONGi Green Energy Technology Co. Ltd., A Shares (China)	233,172	768,839
Maxeon Solar Technologies Ltd.(b)(c)	17,658	110,186
Risen Energy Co. Ltd., A Shares (China)	33,800	82,074
Shanghai Aiko Solar Energy Co. Ltd., A Shares (China)	55,380	148,324
SMA Solar Technology AG (Germany)(b)	7,983	487,296
SolarEdge Technologies, Inc.(b)(c)	29,103	2,210,373
TSEC Corp. (Taiwan)	262,059	229,458
United Renewable Energy Co. Ltd. (Taiwan)	695,075	319,304
Xinyi Solar Holdings Ltd. (China)	2,527,680	1,485,997

		20,016,118

Software-0.09%
Tuya, Inc., ADR (China)(b)	116,597	199,381

Specialized REITs-6.14%
Digital Realty Trust, Inc.(c)	105,457	13,114,632

Specialty Retail-0.09%
EVgo, Inc.(b)(c)	52,428	108,264
Fastned B.V., CVA (Netherlands)(b)(c)	2,917	78,007

		186,271

	Shares	Value
Transportation Infrastructure-0.41%
Taiwan High Speed Rail Corp. (Taiwan)	966,000	$875,610

Water Utilities-0.22%
Beijing Enterprises Water Group Ltd. (China)	2,200,645	464,057

Total Common Stocks & Other Equity Interests (Cost $308,147,688)		210,670,529

Exchange-Traded Funds-1.42%
iShares MSCI India ETF(c) (Cost $2,944,102)	70,256	3,037,869

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $311,091,790)		213,708,398

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-28.34%
Invesco Private Government Fund, 5.32%(e)(f)(g)	17,592,216	17,592,216
Invesco Private Prime Fund, 5.53%(e)(f)(g)	42,975,375	42,979,673

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,571,312)		60,571,889

TOTAL INVESTMENTS IN SECURITIES-128.31% (Cost $371,663,102)		274,280,287
OTHER ASSETS LESS LIABILITIES-(28.31)%		(60,510,814)

NET ASSETS-100.00%.		$213,769,473

Investment Abbreviations:

ADR	-American Depositary Receipt
CVA	-Dutch Certificates
ETF	-Exchange-Traded Fund
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco MSCI Sustainable Future ETF (ERTH)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2023 was $1,911,656, which represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,807,152	$(1,807,152)	$-	$-	$-	$558

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	17,921,494	78,988,885	(79,318,163)	-	-	17,592,216	481,241	*

Invesco Private Prime Fund	46,083,841	163,335,193	(166,445,137)	2,809	2,967	42,979,673	1,275,466	*

Total	$64,005,335	$244,131,230	$(247,570,452)	$2,809	$2,967	$60,571,889	$1,757,265

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

China	14.94%
Japan	11.00%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco MSCI Sustainable Future ETF (ERTH)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Automobiles	17.57

Electrical Equipment	16.05

Semiconductors & Semiconductor Equipment	9.36

Independent Power and Renewable Electricity Producers	7.36

Specialized REITs	6.14

Ground Transportation	5.94

Retail REITs	5.08

Building Products	4.81

Real Estate Management & Development	4.58

Office REITs	4.50

Paper & Forest Products	3.06

Industry Types Each Less Than 3%	15.52

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Raymond James SB-1 Equity ETF (RYJ)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-4.18%
AT&T, Inc.	41,767	$643,212
DISH Network Corp., Class A(b)(c)	128,733	630,792
EchoStar Corp., Class A(b)(c)	45,462	630,103
Frontier Communications Parent, Inc.(b)(c)	34,950	626,304
Integral Ad Science Holding Corp.(b)(c)	54,577	626,544
Iridium Communications, Inc.	16,694	618,513
T-Mobile US, Inc.(b)	4,689	674,559

		4,450,027

Consumer Discretionary-8.45%
Arko Corp.(c)	84,635	638,994
Bloomin’ Brands, Inc.(c)	27,347	638,279
Brinker International, Inc.(b)	19,478	660,694
Everi Holdings, Inc.(b)(c)	57,872	624,439
First Watch Restaurant Group, Inc.(b)	36,791	614,778
lululemon athletica, inc.(b)	1,623	638,618
Mobileye Global, Inc., Class A (Israel)(b)(c)	18,070	644,557
Newell Brands, Inc.(c)	92,163	619,335
Planet Fitness, Inc., Class A(b)(c)	12,084	667,883
Tempur Sealy International, Inc.	16,108	643,193
Toll Brothers, Inc.	9,355	661,492
Tractor Supply Co.(c)	3,290	633,522
Ulta Beauty, Inc.(b)	1,727	658,522
Xponential Fitness, Inc., Class A(b)(c)	45,753	652,895

		8,997,201

Consumer Staples-1.80%
Darling Ingredients, Inc.(b)(c)	15,405	682,287
Estee Lauder Cos., Inc. (The), Class A(c)	4,679	602,983
Primo Water Corp.	48,445	632,692

		1,917,962

Energy-15.25%
APA Corp.	15,237	605,214
Atlas Energy Solutions, Inc.	32,087	584,304
Cheniere Energy, Inc.	3,738	622,078
Clean Energy Fuels Corp.(b)(c)	169,046	589,970
ConocoPhillips	5,178	615,146
Devon Energy Corp.	13,294	619,102
Diamondback Energy, Inc.	3,858	618,515
Energy Transfer L.P.	45,884	603,375
Enterprise Products Partners L.P.	23,368	608,503
Enviva, Inc.(c)	167,286	605,575
EOG Resources, Inc.	4,822	608,777
Halliburton Co.	15,255	600,132
Kimbell Royalty Partners L.P.	39,145	631,017
Marathon Oil Corp.	22,547	615,759
Marathon Petroleum Corp.	4,258	644,022
Northern Oil and Gas, Inc.	16,250	623,025
Occidental Petroleum Corp.	9,855	609,138
Patterson-UTI Energy, Inc.	46,957	596,354
Pioneer Natural Resources Co.	2,560	611,840
Plains All American Pipeline L.P.	40,916	619,877
Plains GP Holdings L.P., Class A(b)	40,555	635,902
Select Water Solutions, Inc., Class A	85,879	638,940
Targa Resources Corp.	7,410	619,550
Tidewater, Inc.(b)	9,122	623,489
TXO Partners L.P.	10,918	213,228

	Shares	Value
Energy-(continued)
Valero Energy Corp.	4,897	$621,919
Weatherford International PLC(b)	6,910	643,252

		16,228,003

Financials-21.40%
Allstate Corp. (The)	5,214	668,070
Arthur J. Gallagher & Co.	2,823	664,788
AssetMark Financial Holdings, Inc.(b)(c)	26,979	645,068
Cadence Bank(c)	32,280	683,690
Chubb Ltd.	3,088	662,747
Coastal Financial Corp.(b)	16,112	598,883
Columbia Banking System, Inc.	34,078	670,314
ConnectOne Bancorp, Inc.	38,214	622,506
Customers Bancorp, Inc.(b)	20,005	804,401
Everest Group Ltd.	1,622	641,696
Fidelity National Information Services, Inc.	12,746	625,956
Flywire Corp.(b)(c)	23,066	620,245
Globe Life, Inc.	5,826	677,913
Huntington Bancshares, Inc.	66,637	643,047
I3 Verticals, Inc., Class A(b)	32,641	612,019
Intercontinental Exchange, Inc.	5,947	638,946
Kemper Corp.	15,065	600,792
Merchants Bancorp(c)	24,286	725,909
New York Community Bancorp, Inc.	63,602	602,947
Nexpoint Real Estate Finance, Inc.	28,482	422,388
Old Second Bancorp, Inc.	47,303	641,429
Pacific Premier Bancorp, Inc.	31,274	594,206
Primerica, Inc.	3,236	618,594
Prosperity Bancshares, Inc.	12,663	690,640
Prudential Financial, Inc.	7,099	649,133
Redwood Trust, Inc.(c)	95,734	601,209
Reinsurance Group of America, Inc.	4,335	647,952
Skyward Specialty Insurance Group, Inc.(b)	23,140	651,391
SmartFinancial, Inc.(c)	17,573	366,397
Starwood Property Trust, Inc.(c)	35,609	632,060
Texas Capital Bancshares, Inc.(b)	11,989	660,114
TPG RE Finance Trust, Inc.(c)	108,693	598,898
Travelers Cos., Inc. (The)	3,975	665,574
Voya Financial, Inc.(c)	9,743	650,540
Wells Fargo & Co.	15,952	634,411
Wintrust Financial Corp.	8,664	647,114

		22,781,987

Health Care-16.05%
89bio, Inc.(b)(c)	93,915	694,971
Acadia Healthcare Co., Inc.(b)	8,558	629,099
ADMA Biologics, Inc.(b)	203,284	687,100
Alignment Healthcare, Inc.(b)	90,476	622,475
Apellis Pharmaceuticals, Inc.(b)(c)	13,844	673,649
Argenx SE, ADR (Netherlands)(b)	1,352	634,859
Avidity Biosciences, Inc.(b)(c)	119,179	613,772
Blueprint Medicines Corp.(b)(c)	13,898	818,036
Boston Scientific Corp.(b)	12,835	657,024
Cigna Group (The)	2,094	647,465
Cymabay Therapeutics, Inc.(b)(c)	47,199	773,120
DexCom, Inc.(b)	7,472	663,738
Disc Medicine, Inc.(b)	14,918	683,393
Dyne Therapeutics, Inc.(b)(c)	88,604	624,658
Encompass Health Corp.	10,190	637,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Raymond James SB-1 Equity ETF (RYJ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
InflaRx N.V. (Germany)(b)	177,636	$300,205
Ionis Pharmaceuticals, Inc.(b)(c)	13,916	616,061
Mirum Pharmaceuticals, Inc.(b)(c)	22,227	609,687
Nkarta, Inc.(b)	291,989	592,738
Ocular Therapeutix, Inc.(b)(c)	273,352	779,053
QuidelOrtho Corp.(b)	9,562	584,047
REGENXBIO, Inc.(b)(c)	39,751	512,390
Relay Therapeutics, Inc.(b)(c)	94,886	626,248
Sol-Gel Technologies Ltd. (Israel)(b)(c)	9,601	12,481
Tenet Healthcare Corp.(b)	11,772	632,156
UnitedHealth Group, Inc.	1,219	652,848
Xencor, Inc.(b)(c)	35,315	612,715
Zura Bio Ltd. (United Kingdom)(b)(c)	104,476	491,037

		17,082,511

Industrials-10.65%
Alaska Air Group, Inc.(b)	20,062	634,561
Casella Waste Systems, Inc., Class A(b)(c)	8,464	638,609
Clean Harbors, Inc.(b)	4,096	629,432
Construction Partners, Inc., Class A(b)(c)	16,825	646,921
Copa Holdings S.A., Class A (Panama)	7,937	648,056
Delta Air Lines, Inc.	19,931	622,844
Dycom Industries, Inc.(b)	7,589	646,431
Emeren Group Ltd., ADR (China)(b)(c)	236,168	578,612
FTC Solar, Inc.(b)	526,538	563,396
Griffon Corp.	16,620	663,803
Ryanair Holdings PLC, ADR (Ireland)(b)(c)	7,185	630,124
SS&C Technologies Holdings, Inc.	12,827	644,557
Tecnoglass, Inc.(c)	19,735	644,940
Union Pacific Corp.	3,040	631,134
United Parcel Service, Inc., Class B	4,227	597,064
V2X, Inc.(b)(c)	12,640	645,525
Waste Connections, Inc.	4,708	609,686
WESCO International, Inc.	5,116	655,871

		11,331,566

Information Technology-12.25%
Advanced Micro Devices, Inc.(b)	6,310	621,535
Alarm.com Holdings, Inc.(b)	11,614	593,824
ASML Holding N.V., New York Shares (Netherlands)	1,107	662,883
Avnet, Inc.	13,785	638,659
Ciena Corp.(b)(c)	15,427	651,019
Cognex Corp.	17,599	633,388
Edgio, Inc.(b)	399,784	312,711
EngageSmart, Inc.(b)(c)	31,801	720,293
Fastly, Inc., Class A(b)(c)	43,818	642,810
Harmonic, Inc.(b)(c)	62,006	669,045
IPG Photonics Corp.(b)	6,933	595,545
Jabil, Inc.	5,138	630,946
Microchip Technology, Inc.	8,524	607,676
nLight, Inc.(b)(c)	71,455	595,220
NVIDIA Corp.	1,552	632,906
Pure Storage, Inc., Class A(b)(c)	19,419	656,556
RingCentral, Inc., Class A(b)(c)	23,241	617,746
Roper Technologies, Inc.	1,332	650,775

Investment Abbreviations:

ADR -American Depositary Receipt

REIT -Real Estate Investment Trust

	Shares	Value
Information Technology-(continued)
Salesforce, Inc.(b)	3,153	$633,217
SentinelOne, Inc., Class A(b)(c)	40,199	628,310
TD SYNNEX Corp.	7,040	645,427

		13,040,491

Materials-1.21%
Graphic Packaging Holding Co.	31,443	676,339
Scotts Miracle-Gro Co. (The)(c)	13,826	614,427

		1,290,766

Real Estate-8.03%
Agree Realty Corp.	11,720	655,617
CareTrust REIT, Inc.	29,699	639,123
CBRE Group, Inc., Class A(b)	9,518	659,978
Cushman & Wakefield PLC(b)(c)	95,026	700,342
Digital Realty Trust, Inc.	5,547	689,825
DigitalBridge Group, Inc.	41,204	653,083
Equinix, Inc.	910	663,972
Extra Space Storage, Inc.	5,862	607,245
PotlatchDeltic Corp.	14,784	633,494
Prologis, Inc.	6,271	631,803
SBA Communications Corp., Class A	3,348	698,493
Uniti Group, Inc.(c)	149,390	687,194
Weyerhaeuser Co.(c)	21,962	630,090

		8,550,259

Utilities-0.64%
Sunnova Energy International, Inc.(b)(c)	74,092	676,460

Total Common Stocks & Other Equity Interests (Cost $101,954,301)		106,347,233

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $81,798)	81,798	81,798

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $102,036,099)		106,429,031

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-22.87%
Invesco Private Government Fund, 5.32%(d)(e)(f)	6,800,639	6,800,639
Invesco Private Prime Fund, 5.53%(d)(e)(f)	17,537,833	17,539,587

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,339,461)		24,340,226

TOTAL INVESTMENTS IN SECURITIES-122.86% (Cost $126,375,560)		130,769,257
OTHER ASSETS LESS LIABILITIES-(22.86)%		(24,329,074)

NET ASSETS-100.00%		$106,440,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Raymond James SB-1 Equity ETF (RYJ)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$52,868	$449,134	$(420,204)	$-	$-	$81,798	$366

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	10,968,987	35,038,241	(39,206,589)	-	-	6,800,639	214,549	*

Invesco Private Prime Fund	27,834,303	63,731,885	(74,029,709)	3,001	107	17,539,587	562,428	*

Total	$38,856,158	$99,219,260	$(113,656,502)	$3,001	$107	$24,422,024	$777,343

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Financials	21.40

Health Care	16.05

Energy	15.25

Information Technology	12.25

Industrials	10.65

Consumer Discretionary	8.45

Real Estate	8.03

Communication Services	4.18

Sector Types Each Less Than 3%	3.65

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500 BuyWrite ETF (PBP)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.87%
Communication Services-8.79%
Alphabet, Inc., Class A(b)	16,114	$1,999,425
Alphabet, Inc., Class C(b)	13,709	1,717,738
AT&T, Inc.	19,417	299,022
Charter Communications, Inc., Class A(b)	277	111,575
Comcast Corp., Class A	11,179	461,581
Electronic Arts, Inc.	671	83,063
Fox Corp., Class A	688	20,908
Fox Corp., Class B	359	10,020
Interpublic Group of Cos., Inc. (The)	1,045	29,678
Live Nation Entertainment, Inc.(b)	386	30,888
Match Group, Inc.(b)	756	26,158
Meta Platforms, Inc., Class A(b)	6,036	1,818,466
Netflix, Inc.(b)	1,204	495,675
News Corp., Class A	1,034	21,383
News Corp., Class B	315	6,754
Omnicom Group, Inc.	536	40,152
Paramount Global, Class B	1,308	14,231
Take-Two Interactive Software, Inc.(b)	428	57,245
T-Mobile US, Inc.(b)	1,405	202,123
Verizon Communications, Inc.	11,418	401,114
Walt Disney Co. (The)(b)	4,970	405,502
Warner Bros Discovery, Inc.(b)	6,024	59,878

		8,312,579

Consumer Discretionary-10.65%
Airbnb, Inc., Class A(b)	1,157	136,862
Amazon.com, Inc.(b)	24,661	3,282,133
Aptiv PLC(b)	767	66,882
AutoZone, Inc.(b)	49	121,379
Bath & Body Works, Inc.	621	18,413
Best Buy Co., Inc.	527	35,214
Booking Holdings, Inc.(b)	97	270,587
BorgWarner, Inc.	639	23,579
Caesars Entertainment, Inc.(b)	584	23,296
CarMax, Inc.(b)	429	26,208
Carnival Corp.(b)	2,736	31,355
Chipotle Mexican Grill, Inc.(b)	75	145,665
D.R. Horton, Inc.	827	86,339
Darden Restaurants, Inc.	327	47,588
Domino’s Pizza, Inc.	95	32,204
eBay, Inc.	1,445	56,687
Etsy, Inc.(b)	333	20,746
Expedia Group, Inc.(b)	375	35,734
Ford Motor Co.	10,677	104,101
Garmin Ltd.	415	42,550
General Motors Co.	3,736	105,355
Genuine Parts Co.	382	49,225
Hasbro, Inc.	354	15,983
Hilton Worldwide Holdings, Inc.	710	107,586
Home Depot, Inc. (The)	2,731	777,488
Las Vegas Sands Corp.	893	42,382
Lennar Corp., Class A	685	73,076
LKQ Corp.	727	31,930
Lowe’s Cos., Inc.	1,591	303,197
lululemon athletica, inc.(b)	315	123,946
Marriott International, Inc., Class A	679	128,032
McDonald’s Corp.	1,979	518,834

	Shares	Value
Consumer Discretionary-(continued)
MGM Resorts International	763	$26,644
Mohawk Industries, Inc.(b)	143	11,494
NIKE, Inc., Class B	3,327	341,916
Norwegian Cruise Line Holdings Ltd.(b)	1,156	15,722
NVR, Inc.(b)	10	54,126
O’Reilly Automotive, Inc., Class R(b)	164	152,592
Pool Corp.	107	33,787
PulteGroup, Inc.	594	43,712
Ralph Lauren Corp.	111	12,491
Ross Stores, Inc.	925	107,272
Royal Caribbean Cruises Ltd.(b)	641	54,312
Starbucks Corp.	3,110	286,866
Tapestry, Inc.	629	17,335
Tesla, Inc.(b)	7,501	1,506,501
TJX Cos., Inc. (The)	3,121	274,867
Tractor Supply Co.	296	56,998
Ulta Beauty, Inc.(b)	134	51,096
VF Corp.	898	13,228
Whirlpool Corp.	148	15,475
Wynn Resorts Ltd.	262	22,998
Yum! Brands, Inc.	762	92,095

		10,076,083

Consumer Staples-6.68%
Altria Group, Inc.	4,819	193,579
Archer-Daniels-Midland Co.	1,456	104,206
Brown-Forman Corp., Class B	496	27,855
Bunge Ltd.	408	43,240
Campbell Soup Co.	534	21,579
Church & Dwight Co., Inc.	669	60,839
Clorox Co. (The)	335	39,429
Coca-Cola Co. (The)	10,572	597,212
Colgate-Palmolive Co.	2,245	168,644
Conagra Brands, Inc.	1,298	35,513
Constellation Brands, Inc., Class A	437	102,324
Costco Wholesale Corp.	1,204	665,138
Dollar General Corp.	594	70,710
Dollar Tree, Inc.(b)	570	63,321
Estee Lauder Cos., Inc. (The), Class A	629	81,059
General Mills, Inc.	1,589	103,666
Hershey Co. (The)	406	76,064
Hormel Foods Corp.	785	25,552
JM Smucker Co. (The)	278	31,647
Kellanova	716	36,136
Kenvue, Inc.	4,681	87,067
Keurig Dr Pepper, Inc.	2,733	82,892
Kimberly-Clark Corp.	919	109,949
Kraft Heinz Co. (The)	2,169	68,237
Kroger Co. (The)	1,793	81,348
Lamb Weston Holdings, Inc.	397	35,651
McCormick & Co., Inc.	681	43,516
Molson Coors Beverage Co., Class B	503	29,058
Mondelez International, Inc., Class A	3,695	244,646
Monster Beverage Corp.(b)	2,021	103,273
PepsiCo, Inc.	3,738	610,341
Philip Morris International, Inc.	4,216	375,899
Procter & Gamble Co. (The)	6,403	960,642
Sysco Corp.	1,372	91,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Target Corp.	1,254	$138,931
Tyson Foods, Inc., Class A	774	35,875
Walgreens Boots Alliance, Inc.	1,945	41,001
Walmart, Inc.	3,877	633,541

		6,320,804

Energy-4.57%
APA Corp.	835	33,166
Baker Hughes Co., Class A	2,744	94,448
Chevron Corp.	4,818	702,127
ConocoPhillips	3,252	386,338
Coterra Energy, Inc.	2,057	56,568
Devon Energy Corp.	1,741	81,078
Diamondback Energy, Inc.	486	77,916
EOG Resources, Inc.	1,581	199,601
EQT Corp.	982	41,617
Exxon Mobil Corp.	10,873	1,150,907
Halliburton Co.	2,441	96,029
Hess Corp.	751	108,444
Kinder Morgan, Inc.	5,264	85,277
Marathon Oil Corp.	1,646	44,952
Marathon Petroleum Corp.	1,086	164,258
Occidental Petroleum Corp.	1,802	111,382
ONEOK, Inc.	1,581	103,081
Phillips 66	1,210	138,025
Pioneer Natural Resources Co.	633	151,287
Schlumberger N.V.	3,859	214,792
Targa Resources Corp.	607	50,751
Valero Energy Corp.	958	121,666
Williams Cos., Inc. (The)	3,303	113,623

		4,327,333

Financials-12.87%
Aflac, Inc.	1,469	114,744
Allstate Corp. (The)	710	90,972
American Express Co.	1,579	230,581
American International Group, Inc.	1,935	118,635
Ameriprise Financial, Inc.	279	87,765
Aon PLC, Class A	551	170,479
Arch Capital Group Ltd.(b)	1,014	87,894
Arthur J. Gallagher & Co.	585	137,762
Assurant, Inc.	143	21,293
Bank of America Corp.	18,776	494,560
Bank of New York Mellon Corp. (The)	2,114	89,845
Berkshire Hathaway, Inc., Class B(b)	4,953	1,690,607
BlackRock, Inc.	382	233,891
Blackstone, Inc., Class A	1,929	178,143
Brown & Brown, Inc.	640	44,429
Capital One Financial Corp.	1,035	104,835
Cboe Global Markets, Inc.	287	47,036
Charles Schwab Corp. (The)	4,039	210,190
Chubb Ltd.	1,117	239,731
Cincinnati Financial Corp.	425	42,360
Citigroup, Inc.	5,231	206,572
Citizens Financial Group, Inc.	1,283	30,061
CME Group, Inc., Class A	977	208,550
Comerica, Inc.	358	14,105
Discover Financial Services	678	55,650
Everest Group Ltd.	119	47,079
FactSet Research Systems, Inc.	105	45,348
Fidelity National Information Services, Inc.	1,609	79,018

	Shares	Value
Financials-(continued)
Fifth Third Bancorp	1,849	$43,840
Fiserv, Inc.(b)	1,657	188,484
FleetCor Technologies, Inc.(b)	202	45,484
Franklin Resources, Inc.	771	17,571
Global Payments, Inc.	705	74,885
Globe Life, Inc.	235	27,345
Goldman Sachs Group, Inc. (The)	895	271,731
Hartford Financial Services Group, Inc. (The)	831	61,037
Huntington Bancshares, Inc.	3,932	37,944
Intercontinental Exchange, Inc.	1,555	167,069
Invesco Ltd.(c)	1,217	15,784
Jack Henry & Associates, Inc.	199	28,057
JPMorgan Chase & Co.	7,892	1,097,462
KeyCorp	2,543	25,989
Loews Corp.	501	32,069
M&T Bank Corp.	451	50,850
MarketAxess Holdings, Inc.	103	22,016
Marsh & McLennan Cos., Inc.	1,342	254,510
Mastercard, Inc., Class A	2,260	850,551
MetLife, Inc.	1,716	102,977
Moody’s Corp.	427	131,516
Morgan Stanley	3,464	245,320
MSCI, Inc.	216	101,856
Nasdaq, Inc.	921	45,682
Northern Trust Corp.	562	37,041
PayPal Holdings, Inc.(b)	2,983	154,519
PNC Financial Services Group, Inc. (The)	1,081	123,742
Principal Financial Group, Inc.	603	40,811
Progressive Corp. (The)	1,589	251,205
Prudential Financial, Inc.	986	90,160
Raymond James Financial, Inc.	509	48,579
Regions Financial Corp.	2,549	37,037
S&P Global, Inc.	884	308,790
State Street Corp.	865	55,905
Synchrony Financial	1,135	31,837
T. Rowe Price Group, Inc.	609	55,115
Travelers Cos., Inc. (The)	621	103,980
Truist Financial Corp.	3,618	102,606
U.S. Bancorp	4,229	134,821
Visa, Inc., Class A	4,365	1,026,212
W.R. Berkley Corp.	552	37,216
Wells Fargo & Co.	9,938	395,234
Willis Towers Watson PLC	285	67,229
Zions Bancorporation N.A.	404	12,463

		12,176,666

Health Care-13.26%
Abbott Laboratories	4,714	445,709
AbbVie, Inc.	4,795	676,958
Agilent Technologies, Inc.	801	82,799
Align Technology, Inc.(b)	194	35,810
Amgen, Inc.	1,453	371,532
Baxter International, Inc.	1,376	44,624
Becton, Dickinson and Co.	787	198,938
Biogen, Inc.(b)	394	93,591
Bio-Rad Laboratories, Inc., Class A(b)	56	15,416
Bio-Techne Corp.	426	23,272
Boston Scientific Corp.(b)	3,977	203,583
Bristol-Myers Squibb Co.	5,675	292,433
Cardinal Health, Inc.	691	62,881

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Catalent, Inc.(b)	491	$16,885
Cencora, Inc.	453	83,873
Centene Corp.(b)	1,472	101,539
Charles River Laboratories International, Inc.(b)	138	23,234
Cigna Group (The)	803	248,288
Cooper Cos., Inc. (The)	134	41,774
CVS Health Corp.	3,489	240,776
Danaher Corp.	1,785	342,756
DaVita, Inc.(b)	146	11,276
DENTSPLY SIRONA, Inc.	576	17,516
DexCom, Inc.(b)	1,053	93,538
Edwards Lifesciences Corp.(b)	1,652	105,265
Elevance Health, Inc.	641	288,508
Eli Lilly and Co.	2,166	1,199,812
GE HealthCare Technologies, Inc.	1,062	70,697
Gilead Sciences, Inc.	3,383	265,701
HCA Healthcare, Inc.	547	123,699
Henry Schein, Inc.(b)	355	23,068
Hologic, Inc.(b)	666	44,069
Humana, Inc.	336	175,960
IDEXX Laboratories, Inc.(b)	224	89,481
Illumina, Inc.(b)	429	46,941
Incyte Corp.(b)	504	27,181
Insulet Corp.(b)	190	25,188
Intuitive Surgical, Inc.(b)	954	250,158
IQVIA Holdings, Inc.(b)	497	89,872
Johnson & Johnson	6,540	970,144
Laboratory Corp. of America Holdings	240	47,935
McKesson Corp.	367	167,117
Medtronic PLC	3,616	255,145
Merck & Co., Inc.	6,892	707,808
Mettler-Toledo International, Inc.(b)	59	58,127
Moderna, Inc.(b)	898	68,212
Molina Healthcare, Inc.(b)	158	52,606
Pfizer, Inc.	15,336	468,668
Quest Diagnostics, Inc.	306	39,811
Regeneron Pharmaceuticals, Inc.(b)	291	226,948
ResMed, Inc.	400	56,488
Revvity, Inc.	336	27,838
STERIS PLC	268	56,275
Stryker Corp.	918	248,062
Teleflex, Inc.	129	23,833
Thermo Fisher Scientific, Inc.	1,048	466,119
UnitedHealth Group, Inc.	2,516	1,347,469
Universal Health Services, Inc., Class B	168	21,149
Vertex Pharmaceuticals, Inc.(b)	700	253,477
Viatris, Inc.	3,258	28,996
Waters Corp.(b)	160	38,165
West Pharmaceutical Services, Inc.	201	63,976
Zimmer Biomet Holdings, Inc.	569	59,409
Zoetis, Inc.	1,250	196,250

		12,544,628

Industrials-8.40%
3M Co.	1,499	136,334
A.O. Smith Corp.	337	23,509
Alaska Air Group, Inc.(b)	346	10,944
Allegion PLC	238	23,410
American Airlines Group, Inc.(b)	1,774	19,780
AMETEK, Inc.	626	88,122

	Shares	Value
Industrials-(continued)
Automatic Data Processing, Inc.	1,120	$244,406
Axon Enterprise, Inc.(b)	192	39,262
Boeing Co. (The)(b)	1,541	287,890
Broadridge Financial Solutions, Inc.	320	54,605
C.H. Robinson Worldwide, Inc.	315	25,776
Carrier Global Corp.	2,275	108,426
Caterpillar, Inc.	1,386	313,305
Ceridian HCM Holding, Inc.(b)	421	26,948
Cintas Corp.	234	118,666
Copart, Inc.(b)	2,360	102,707
CSX Corp.	5,449	162,653
Cummins, Inc.	385	83,276
Deere & Co.	741	270,732
Delta Air Lines, Inc.	1,748	54,625
Dover Corp.	380	49,381
Eaton Corp. PLC	1,083	225,167
Emerson Electric Co.	1,553	138,170
Equifax, Inc.	332	56,297
Expeditors International of Washington, Inc.	402	43,919
Fastenal Co.	1,553	90,602
FedEx Corp.	628	150,783
Fortive Corp.	956	62,408
Generac Holdings, Inc.(b)	169	14,208
General Dynamics Corp.	615	148,406
General Electric Co.	2,955	321,002
Honeywell International, Inc.	1,803	330,418
Howmet Aerospace, Inc.	1,063	46,878
Hubbell, Inc.	145	39,165
Huntington Ingalls Industries, Inc.	109	23,960
IDEX Corp.	206	39,430
Illinois Tool Works, Inc.	748	167,642
Ingersoll Rand, Inc.	1,100	66,730
J.B. Hunt Transport Services, Inc.	223	38,327
Jacobs Solutions, Inc.	341	45,455
Johnson Controls International PLC	1,847	90,540
L3Harris Technologies, Inc.	512	91,858
Leidos Holdings, Inc.	373	36,972
Lockheed Martin Corp.	608	276,421
Masco Corp.	610	31,775
Nordson Corp.	146	31,038
Norfolk Southern Corp.	616	117,527
Northrop Grumman Corp.	387	182,443
Old Dominion Freight Line, Inc.	243	91,528
Otis Worldwide Corp.	1,119	86,398
PACCAR, Inc.	1,419	117,110
Parker-Hannifin Corp.	348	128,381
Paychex, Inc.	870	96,614
Paycom Software, Inc.	135	33,071
Pentair PLC	448	26,038
Quanta Services, Inc.	395	66,012
Republic Services, Inc.	558	82,857
Robert Half, Inc.	291	21,758
Rockwell Automation, Inc.	313	82,260
Rollins, Inc.	763	28,696
RTX Corp.	3,954	321,816
Snap-on, Inc.	143	36,885
Southwest Airlines Co.	1,618	35,968
Stanley Black & Decker, Inc.	415	35,296
Textron, Inc.	538	40,888
Trane Technologies PLC	620	117,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
TransDigm Group, Inc.(b)	149	$123,385
Union Pacific Corp.	1,656	343,802
United Airlines Holdings, Inc.(b)	891	31,194
United Parcel Service, Inc., Class B	1,964	277,415
United Rentals, Inc.	185	75,160
Veralto Corp.(b)	593	40,917
Verisk Analytics, Inc.	394	89,580
W.W. Grainger, Inc.	122	89,039
Wabtec Corp.	487	51,632
Waste Management, Inc.	1,001	164,494
Xylem, Inc.	655	61,269

		7,949,753

Information Technology-28.31%
Accenture PLC, Class A	1,714	509,212
Adobe, Inc.(b)	1,237	658,158
Advanced Micro Devices, Inc.(b)	4,387	432,120
Akamai Technologies, Inc.(b)	412	42,572
Amphenol Corp., Class A	1,620	130,491
Analog Devices, Inc.	1,362	214,283
ANSYS, Inc.(b)	235	65,391
Apple, Inc.	39,916	6,816,455
Applied Materials, Inc.	2,281	301,890
Arista Networks, Inc.(b)	680	136,252
Autodesk, Inc.(b)	582	115,021
Broadcom, Inc.	1,122	944,017
Cadence Design Systems, Inc.(b)	739	177,249
CDW Corp.	364	72,946
Cisco Systems, Inc.	11,069	577,027
Cognizant Technology Solutions Corp., Class A	1,372	88,453
Corning, Inc.	2,086	55,821
Enphase Energy, Inc.(b)	371	29,524
EPAM Systems, Inc.(b)	157	34,158
F5, Inc.(b)	161	24,406
Fair Isaac Corp.(b)	67	56,673
First Solar, Inc.(b)	291	41,453
Fortinet, Inc.(b)	1,770	101,191
Gartner, Inc.(b)	215	71,389
Gen Digital, Inc.	1,528	25,456
Hewlett Packard Enterprise Co.	3,508	53,953
HP, Inc.	2,357	62,060
Intel Corp.	11,376	415,224
International Business Machines Corp.	2,475	357,984
Intuit, Inc.	761	376,657
Juniper Networks, Inc.	872	23,474
Keysight Technologies, Inc.(b)	485	59,194
KLA Corp.	372	174,728
Lam Research Corp.	362	212,936
Microchip Technology, Inc.	1,480	105,509
Micron Technology, Inc.	2,975	198,938
Microsoft Corp.	20,181	6,823,398
Monolithic Power Systems, Inc.	131	57,868
Motorola Solutions, Inc.	454	126,421
NetApp, Inc.	574	41,776
NVIDIA Corp.	6,707	2,735,115
NXP Semiconductors N.V. (China)	699	120,529
ON Semiconductor Corp.(b)	1,173	73,477
Oracle Corp.	4,275	442,035
Palo Alto Networks, Inc.(b)	831	201,950
PTC, Inc.(b)	322	45,215

	Shares	Value
Information Technology-(continued)
Qorvo, Inc.(b)	266	$23,254
QUALCOMM, Inc.	3,030	330,240
Roper Technologies, Inc.	290	141,685
Salesforce, Inc.(b)	2,646	531,396
Seagate Technology Holdings PLC	524	35,763
ServiceNow, Inc.(b)	554	322,345
Skyworks Solutions, Inc.	432	37,472
SolarEdge Technologies, Inc.(b)	153	11,620
Synopsys, Inc.(b)	412	193,409
TE Connectivity Ltd.	853	100,526
Teledyne Technologies, Inc.(b)	129	48,322
Teradyne, Inc.	417	34,724
Texas Instruments, Inc.	2,467	350,339
Trimble, Inc.(b)	675	31,813
Tyler Technologies, Inc.(b)	115	42,884
VeriSign, Inc.(b)	243	48,517
Western Digital Corp.(b)	868	34,850
Zebra Technologies Corp., Class A(b)	139	29,111

		26,778,319

Materials-2.44%
Air Products and Chemicals, Inc.	603	170,311
Albemarle Corp.	318	40,316
Amcor PLC	3,997	35,533
Avery Dennison Corp.	220	38,295
Ball Corp.	854	41,120
Celanese Corp.	272	31,147
CF Industries Holdings, Inc.	523	41,725
Corteva, Inc.	1,929	92,862
Dow, Inc.	1,910	92,330
DuPont de Nemours, Inc.	1,247	90,881
Eastman Chemical Co.	321	23,988
Ecolab, Inc.	688	115,405
FMC Corp.	338	17,982
Freeport-McMoRan, Inc.	3,895	131,573
International Flavors & Fragrances, Inc.	692	47,298
International Paper Co.	941	31,740
Linde PLC	1,324	505,980
LyondellBasell Industries N.V., Class A	695	62,717
Martin Marietta Materials, Inc.	167	68,293
Mosaic Co. (The)	903	29,330
Newmont Corp.	2,159	80,898
Nucor Corp.	675	99,758
Packaging Corp. of America	243	37,191
PPG Industries, Inc.	640	78,573
Sealed Air Corp.	393	12,101
Sherwin-Williams Co. (The)	643	153,169
Steel Dynamics, Inc.	422	44,947
Vulcan Materials Co.	361	70,933
WestRock Co.	695	24,971

		2,311,367

Real Estate-2.38%
Alexandria Real Estate Equities, Inc.	422	39,301
American Tower Corp.	1,266	225,589
AvalonBay Communities, Inc.	386	63,976
Boston Properties, Inc.	392	20,999
Camden Property Trust.	291	24,700
CBRE Group, Inc., Class A(b)	842	58,384
CoStar Group, Inc.(b)	1,110	81,485
Crown Castle, Inc.	1,178	109,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.	823	$102,348
Equinix, Inc.	253	184,599
Equity Residential	937	51,844
Essex Property Trust, Inc.	174	37,222
Extra Space Storage, Inc.	575	59,564
Federal Realty Investment Trust	200	18,238
Healthpeak Properties, Inc.	1,485	23,092
Host Hotels & Resorts, Inc.	1,934	29,938
Invitation Homes, Inc.	1,563	46,406
Iron Mountain, Inc.	793	46,843
Kimco Realty Corp.	1,683	30,193
Mid-America Apartment Communities, Inc.	316	37,335
Prologis, Inc.	2,509	252,782
Public Storage	429	102,407
Realty Income Corp.	1,926	91,254
Regency Centers Corp.	446	26,876
SBA Communications Corp., Class A	295	61,546
Simon Property Group, Inc.	889	97,692
UDR, Inc.	824	26,211
Ventas, Inc.	1,094	46,451
VICI Properties, Inc.	2,752	76,781
Welltower, Inc.	1,408	117,723
Weyerhaeuser Co.	1,984	56,921

		2,248,230

Utilities-2.52%
AES Corp. (The)	1,819	27,103
Alliant Energy Corp.	686	33,470
Ameren Corp.	714	54,057
American Electric Power Co., Inc.	1,399	105,681
American Water Works Co., Inc.	528	62,119
Atmos Energy Corp.	404	43,495
CenterPoint Energy, Inc.	1,715	46,099
CMS Energy Corp.	791	42,983
Consolidated Edison, Inc.	937	82,259
Constellation Energy Corp.	872	98,466

	Shares	Value
Utilities-(continued)
Dominion Energy, Inc.	2,273	$91,647
DTE Energy Co.	560	53,973
Duke Energy Corp.	2,094	186,136
Edison International	1,040	65,582
Entergy Corp.	575	54,964
Evergy, Inc.	623	30,614
Eversource Energy	948	50,993
Exelon Corp.	2,703	105,255
FirstEnergy Corp.	1,401	49,876
NextEra Energy, Inc.	5,497	320,475
NiSource, Inc.	1,123	28,255
NRG Energy, Inc.	622	26,360
PG&E Corp.(b)	5,681	92,600
Pinnacle West Capital Corp.	309	22,922
PPL Corp.	2,003	49,214
Public Service Enterprise Group, Inc.	1,356	83,597
Sempra	1,709	119,681
Southern Co. (The)	2,961	199,275
WEC Energy Group, Inc.	855	69,589
Xcel Energy, Inc.	1,497	88,727

		2,385,467

Total Common Stocks & Other Equity Interests (Cost $88,885,103)		95,431,229

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(c)(d) (Cost $37,752)	37,752	37,752

TOTAL INVESTMENTS IN SECURITIES-100.91% (Cost $88,922,855)		95,468,981
OTHER ASSETS LESS LIABILITIES-(0.91)%		(861,215)

NET ASSETS-100.00%		$94,607,766

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Invesco Ltd.	$21,293	$2,525	$(3,139)	$(3,037)	$(1,858)	$15,784	$491

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	28,864	1,750,033	(1,741,145)	-	-	37,752	936

Total	$50,157	$1,752,558	$(1,744,284)	$(3,037)	$(1,858)	$53,536	$1,427

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2023

(Unaudited)

Open Exchange-Traded Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value

Equity Risk

S&P 500 Index	Call	11/17/2023	227	$4,240	$(96,248,000)	$(890,975)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Information Technology	28.31

Health Care	13.26

Financials	12.87

Consumer Discretionary	10.65

Communication Services	8.79

Industrials	8.40

Consumer Staples	6.68

Energy	4.57

Sector Types Each Less Than 3%	7.34

Money Market Funds Plus Other Assets Less Liabilities	(0.87)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Quality ETF (SPHQ)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-5.08%
Alphabet, Inc., Class C(b)	2,457,434	$307,916,480

Consumer Discretionary-3.15%
Best Buy Co., Inc.(c)	109,799	7,336,769
Booking Holdings, Inc.(b)	27,170	75,792,345
eBay, Inc.	363,177	14,247,434
LKQ Corp.	166,984	7,333,937
NVR, Inc.(b)(c)	2,132	11,539,706
Tapestry, Inc.	126,853	3,496,069
TJX Cos., Inc. (The)	653,126	57,520,807
Ulta Beauty, Inc.(b)	36,028	13,737,836

		191,004,903

Consumer Staples-5.99%
Brown-Forman Corp., Class B	97,003	5,447,688
Coca-Cola Co. (The)	2,428,973	137,212,685
Hershey Co. (The)	98,779	18,506,246
Procter & Gamble Co. (The)	1,349,729	202,499,842

		363,666,461

Energy-12.28%
APA Corp.	170,882	6,787,433
Chevron Corp.	1,047,173	152,604,521
ConocoPhillips	836,615	99,389,862
Coterra Energy, Inc.	470,812	12,947,330
EOG Resources, Inc.	331,322	41,829,403
EQT Corp.(c)	220,203	9,332,203
Exxon Mobil Corp.	2,651,356	280,646,033
Marathon Petroleum Corp.	317,186	47,974,382
Occidental Petroleum Corp.(c)	436,660	26,989,955
Pioneer Natural Resources Co.	146,494	35,012,066
Valero Energy Corp.	247,271	31,403,417

		744,916,605

Financials-10.34%
Ameriprise Financial, Inc.	71,515	22,496,474
Jack Henry & Associates, Inc.	42,349	5,970,785
MarketAxess Holdings, Inc.	23,141	4,946,389
Mastercard, Inc., Class A	813,610	306,202,123
Principal Financial Group, Inc.	149,212	10,098,668
T. Rowe Price Group, Inc.	116,024	10,500,172
Visa, Inc., Class A(c)	1,136,821	267,266,617

		627,481,228

Health Care-18.26%
Abbott Laboratories	1,026,676	97,072,216
AbbVie, Inc.	1,169,652	165,131,469
Biogen, Inc.(b)	82,280	19,544,791
Bristol-Myers Squibb Co.	1,375,578	70,883,534
Cencora, Inc.(c)	94,410	17,480,011
Centene Corp.(b)	290,753	20,056,142
Cigna Group (The)	177,843	54,989,056
CVS Health Corp.	721,805	49,811,763
Danaher Corp.	374,213	71,856,380
Edwards Lifesciences Corp.(b)	392,328	24,999,140
Elevance Health, Inc.	136,112	61,262,650
Gilead Sciences, Inc.(c)	786,942	61,806,425
Hologic, Inc.(b)	181,323	11,998,143
Humana, Inc.	94,495	49,486,087

	Shares	Value
Health Care-(continued)
Incyte Corp.(b)	124,250	$6,700,803
Intuitive Surgical, Inc.(b)	265,391	69,590,828
Merck & Co., Inc.	1,586,227	162,905,513
Vertex Pharmaceuticals, Inc.(b)	162,433	58,818,614
Viatris, Inc.	755,150	6,720,835
Waters Corp.(b)	51,812	12,358,716
Zimmer Biomet Holdings, Inc.	135,718	14,170,316

		1,107,643,432

Industrials-10.24%
3M Co.	342,164	31,119,816
Automatic Data Processing, Inc.	391,609	85,456,916
C.H. Robinson Worldwide, Inc.	103,534	8,472,187
Carrier Global Corp.	476,419	22,706,130
Cintas Corp.	49,925	25,317,966
Expeditors International of Washington, Inc.(c)	137,341	15,004,504
Fastenal Co.	315,140	18,385,268
Fortive Corp.	199,023	12,992,221
General Electric Co.	701,962	76,254,132
Honeywell International, Inc.	403,573	73,958,788
Illinois Tool Works, Inc.	210,683	47,218,274
L3Harris Technologies, Inc.	97,872	17,559,215
Old Dominion Freight Line, Inc.	54,465	20,514,787
Paychex, Inc.	173,903	19,311,928
Robert Half, Inc.	60,732	4,540,932
Rockwell Automation, Inc.	62,749	16,491,065
Rollins, Inc.(c)	125,702	4,727,652
Stanley Black & Decker, Inc.	76,365	6,494,843
Union Pacific Corp.	336,974	69,959,172
Verisk Analytics, Inc.	110,211	25,057,573
W.W. Grainger, Inc.	26,625	19,431,724

		620,975,093

Information Technology-31.22%
Adobe, Inc.(b)	352,261	187,423,988
Analog Devices, Inc.	302,561	47,601,922
Apple, Inc.	1,698,878	290,117,396
Autodesk, Inc.(b)	185,099	36,581,115
Broadcom, Inc.	329,243	277,015,183
CDW Corp.	82,470	16,526,988
Cisco Systems, Inc.	2,808,281	146,395,689
Cognizant Technology Solutions Corp., Class A	321,280	20,712,922
F5, Inc.(b)	38,104	5,776,185
First Solar, Inc.(b)	64,409	9,175,062
Gartner, Inc.(b)	74,538	24,749,597
KLA Corp.	112,030	52,620,491
Lam Research Corp.	87,326	51,366,900
Microchip Technology, Inc.	361,943	25,802,916
Microsoft Corp.	934,270	315,886,030
NetApp, Inc.	161,163	11,729,443
NVIDIA Corp.	806,300	328,809,140
NXP Semiconductors N.V. (China)	137,707	23,744,818
ON Semiconductor Corp.(b)(c)	232,791	14,582,028
Teradyne, Inc.(c)	90,165	7,508,040

		1,894,125,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Quality ETF (SPHQ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Materials-2.87%
CF Industries Holdings, Inc.(c)	117,830	$9,400,477
DuPont de Nemours, Inc.(c)	353,515	25,764,173
Eastman Chemical Co.	64,942	4,853,116
International Paper Co.	179,875	6,067,184
Linde PLC(c)	301,941	115,389,773
LyondellBasell Industries N.V., Class A	140,571	12,685,127

		174,159,850

Real Estate-0.54%
Public Storage	137,398	32,798,277

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $5,817,346,254)		6,064,688,182

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.77%
Invesco Private Government Fund, 5.32%(d)(e)(f)	81,097,918	$81,097,918
Invesco Private Prime Fund, 5.53%(d)(e)(f)	208,576,977	208,597,835

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $289,684,410)		289,695,753

TOTAL INVESTMENTS IN SECURITIES-104.74% (Cost $6,107,030,664)		6,354,383,935
OTHER ASSETS LESS LIABILITIES-(4.74)%		(287,667,798)

NET ASSETS-100.00%		$6,066,716,137

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$47,643,955	$(47,643,955)	$-	$-	$-	$19,599

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	61,322,989	212,676,055	(192,901,126)	-	-	81,097,918	2,045,040	*

Invesco Private Prime Fund	157,687,686	489,713,280	(438,817,681)	24,556	(10,006)	208,597,835	5,414,245	*

Total	$219,010,675	$750,033,290	$(679,362,762)	$24,556	$(10,006)	$289,695,753	$7,478,884

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Quality ETF (SPHQ)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Information Technology	31.22

Health Care	18.26

Energy	12.28

Financials	10.34

Industrials	10.24

Consumer Staples	5.99

Communication Services	5.08

Consumer Discretionary	3.15

Sector Types Each Less Than 3%	3.41

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P Spin-Off ETF (CSD)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-3.13%
Liberty Media Corp.-Liberty Live, Series C(b)	26,018	$829,194
Sphere Entertainment Co.(b)(c)	13,085	430,627
Vimeo, Inc.(b)(c)	79,333	244,346

		1,504,167

Consumer Discretionary-2.74%
Phinia, Inc.(c)	24,611	636,933
Victoria’s Secret & Co.(b)(c)	38,146	682,050

		1,318,983

Energy-4.75%
DT Midstream, Inc.(c)	42,331	2,284,604

Health Care-15.68%
Embecta Corp.(c)	22,999	347,745
Enhabit, Inc.(b)(c)	24,160	178,059
Fortrea Holdings, Inc.(b)(c)	49,014	1,391,998
GE HealthCare Technologies, Inc.(c)	56,607	3,768,328
Organon & Co.	125,175	1,851,338

		7,537,468

Industrials-50.16%
Carrier Global Corp.	68,474	3,263,471
Concentrix Corp.(c)	23,670	1,803,891
Crane Co.(c)	25,503	2,482,207
Esab Corp.(c)	31,721	2,007,939
GXO Logistics, Inc.(b)(c)	52,085	2,630,813
MasterBrand, Inc.(b)	59,164	657,312
Otis Worldwide Corp.	47,351	3,655,971
RXO, Inc.(b)(c)	60,749	1,063,715
U-Haul Holding Co., Series N(c)	44,065	2,080,308
Veralto Corp.(b)	51,528	3,555,432
Vestis Corp.(b)(c)	59,675	912,431

		24,113,490

Information Technology-8.13%
Consensus Cloud Solutions, Inc.(b)(c)	7,978	172,245
Kyndryl Holdings, Inc.(b)(c)	110,941	1,623,067
Vontier Corp.(c)	71,509	2,113,806

		3,909,118

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Materials-2.91%
Knife River Corp.(b)(c)	27,781	$1,397,940

Real Estate-4.70%
Apartment Income REIT Corp.(c)	72,653	2,122,194
Orion Office REIT, Inc.(c)	29,108	139,137

		2,261,331

Utilities-7.83%
Constellation Energy Corp.	33,347	3,765,543

Total Common Stocks & Other Equity Interests (Cost $43,277,597)		48,092,644

Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $83,855)	83,855	83,855

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $43,361,452)		48,176,499

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-25.64%
Invesco Private Government Fund, 5.32%(d)(e)(f)	3,451,557	3,451,557
Invesco Private Prime Fund, 5.53%(d)(e)(f)	8,876,424	8,877,312

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,328,843)		12,328,869

TOTAL INVESTMENTS IN SECURITIES-125.85% (Cost $55,690,295)		60,505,368
OTHER ASSETS LESS LIABILITIES-(25.85)%		(12,427,066)

NET ASSETS-100.00%.		$48,078,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P Spin-Off ETF (CSD)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$66,088	$473,638	$(455,871)	$-	$-	$83,855	$1,997

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,353,900	25,704,503	(24,606,846)	-	-	3,451,557	78,648	*

Invesco Private Prime Fund	6,052,885	62,595,073	(59,772,311)	86	1,579	8,877,312	208,813	*

Total	$8,472,873	$88,773,214	$(84,835,028)	$86	$1,579	$12,412,724	$289,458

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2023

Industrials	50.16

Health Care	15.68

Information Technology	8.13

Utilities	7.83

Energy	4.75

Real Estate	4.70

Communication Services	3.13

Sector Types Each Less Than 3%	5.65

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Water Resources ETF (PHO)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%(a)
Building Products-10.32%
A.O. Smith Corp.	1,035,108	$72,209,134
Advanced Drainage Systems, Inc.(b)	585,475	62,546,294
Zurn Elkay Water Solutions Corp.(b)	1,401,857	37,093,136

		171,848,564

Chemicals-8.22%
Ecolab, Inc.	816,486	136,957,362

Commercial Services & Supplies-4.35%
Tetra Tech, Inc.(b)	393,290	59,351,394
Veralto Corp.(c)	188,580	13,012,020

		72,363,414

Construction & Engineering-7.13%
AECOM	855,326	65,475,205
Northwest Pipe Co.(c)	39,043	1,064,312
Stantec, Inc. (Canada)	84,940	5,195,780
Valmont Industries, Inc.	238,654	46,993,359

		118,728,656

Electronic Equipment, Instruments & Components-2.98%
Badger Meter, Inc.	190,469	26,389,480
Itron, Inc.(c)	406,474	23,282,831

		49,672,311

Life Sciences Tools & Services-10.36%
Danaher Corp.(b)	566,346	108,749,759
Waters Corp.(b)(c)	267,237	63,744,041

		172,493,800

Machinery-24.93%
Energy Recovery, Inc.(b)(c)	485,454	7,378,901
Franklin Electric Co., Inc.	191,178	16,578,956
Gorman-Rupp Co. (The)(b)	57,213	1,690,644
IDEX Corp.	331,417	63,436,528
Lindsay Corp.	91,973	11,489,267
Mueller Industries, Inc.(b)	982,846	37,063,123
Mueller Water Products, Inc., Class A	1,313,782	16,251,483
Pentair PLC	1,067,935	62,068,382
Toro Co. (The)(b)	566,268	45,777,105
Watts Water Technologies, Inc., Class A	113,089	19,565,528
Xylem, Inc.(b)	1,430,535	133,812,244

		415,112,161

Software-8.82%
Roper Technologies, Inc.	300,754	146,939,382

Trading Companies & Distributors-10.59%
Core & Main, Inc., Class A(b)(c)	1,227,615	36,926,659
Ferguson PLC	928,858	139,514,472

		176,441,131

Investment Abbreviations:

ADR-American Depositary Receipt

	Shares	Value
Water Utilities-12.28%
American States Water Co.	288,287	$22,500,800
American Water Works Co., Inc.(b)	540,838	63,629,591
Artesian Resources Corp., Class A(b)	55,733	2,190,307
California Water Service Group	434,696	21,161,001
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)(b)	1,342,761	15,495,462
Consolidated Water Co. Ltd. (Cayman Islands)	176,087	5,198,088
Essential Utilities, Inc.	1,405,786	47,037,600
Global Water Resources, Inc.	48,941	515,349
Middlesex Water Co.(b)	110,637	7,028,769
SJW Group(b)	286,517	17,901,582
York Water Co. (The)	53,618	1,934,001

		204,592,550

Total Common Stocks & Other Equity Interests (Cost $1,554,039,103)		1,665,149,331

Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $2,304,240)	2,304,240	2,304,240

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $1,556,343,343)		1,667,453,571

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.18%
Invesco Private Government Fund, 5.32%(d)(e)(f)	21,025,500	21,025,500
Invesco Private Prime Fund, 5.53%(d)(e)(f)	65,220,541	65,227,063

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $86,252,621)		86,252,563

TOTAL INVESTMENTS IN SECURITIES-105.30% (Cost $1,642,595,964)		1,753,706,134
OTHER ASSETS LESS LIABILITIES-(5.30)%		(88,244,941)

NET ASSETS-100.00%		$1,665,461,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Water Resources ETF (PHO)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$946,318	$12,654,160	$(11,296,238)	$-	$-	$2,304,240	$35,224

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	30,093,703	217,904,396	(226,972,599)	-	-	21,025,500	762,589	*

Invesco Private Prime Fund	77,383,809	515,796,261	(527,968,616)	1,044	14,565	65,227,063	2,056,725	*

Total	$108,423,830	$746,354,817	$(766,237,453)	$1,044	$14,565	$88,556,803	$2,854,538

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2023

Machinery	24.93

Water Utilities	12.28

Trading Companies & Distributors	10.59

Life Sciences Tools & Services	10.36

Building Products	10.32

Software	8.82

Chemicals	8.22

Construction & Engineering	7.13

Commercial Services & Supplies	4.35

Electronic Equipment, Instruments & Components	2.98

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco WilderHill Clean Energy ETF (PBW)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Aerospace & Defense-2.57%
Archer Aviation, Inc., Class A(b)(c)	1,228,955	$5,837,536
Vertical Aerospace Ltd. (United Kingdom)(b)(c)	4,871,576	4,336,190

		10,173,726

Automobile Components-3.68%
Gentherm, Inc.(b)	121,432	4,883,995
QuantumScape Corp.(b)	1,014,727	5,296,875
Solid Power, Inc.(b)	3,326,027	4,390,356

		14,571,226

Automobiles-9.75%
Fisker, Inc.(b)(c)	1,092,706	4,917,177
Gogoro, Inc. (Taiwan)(b)(c)	2,645,481	6,190,426
NIO, Inc., ADR (China)(b)(c)	779,349	5,689,248
Polestar Automotive Holding UK PLC, ADR (Hong Kong)(b)(c)	2,792,447	5,612,818
Rivian Automotive, Inc., Class A(b)	305,879	4,961,357
Tesla, Inc.(b)	25,760	5,173,638
XPeng, Inc., ADR (China)(b)(c)	414,437	6,001,048

		38,545,712

Chemicals-1.25%
Albemarle Corp.	38,973	4,940,997

Commercial Services & Supplies-1.70%
LanzaTech Global, Inc.(b)(c)	1,228,988	4,326,038
Li-Cycle Holdings Corp. (Canada)(b)(c)	1,777,304	2,381,587

		6,707,625

Construction & Engineering-4.44%
Ameresco, Inc., Class A(b)	158,718	4,150,476
Emeren Group Ltd., ADR (China)(b)(c)	823,203	2,016,847
MYR Group, Inc.(b)	47,879	5,545,825
Quanta Services, Inc.	35,044	5,856,553

		17,569,701

Electrical Equipment-32.99%
American Superconductor Corp.(b)(c)	860,918	5,393,651
Amprius Technologies, Inc.(b)(c)	1,663,025	4,839,403
Array Technologies, Inc.(b)	315,594	5,469,244
Ballard Power Systems, Inc. (Canada)(b)(c)	1,835,091	6,110,853
Beam Global(b)(c)	352,475	1,931,563
Blink Charging Co.(b)(c)	2,080,999	4,952,778
Bloom Energy Corp., Class A(b)	491,402	5,110,581
ChargePoint Holdings, Inc.(b)(c)	1,283,759	3,260,748
Energy Vault Holdings, Inc.(b)(c)	2,480,404	4,985,612
Enovix Corp.(b)(c)	534,966	4,766,547
Eos Energy Enterprises, Inc.(b)(c)	3,032,386	5,336,999
ESS Tech, Inc.(b)(c)	4,914,590	5,897,508
Fluence Energy, Inc.(b)	296,245	5,130,963
FREYR Battery S.A. (Norway)(b)(c)	1,317,110	4,227,923
FTC Solar, Inc.(b)	1,853,702	1,983,461
FuelCell Energy, Inc.(b)(c)	5,837,503	6,362,878
Nextracker, Inc., Class A(b)	190,276	6,613,994
Plug Power, Inc.(b)(c)	890,989	5,247,925
Preformed Line Products Co.	43,280	5,857,948
SES AI Corp.(b)(c)	3,063,041	5,544,104
Shoals Technologies Group, Inc., Class A(b)	324,112	4,978,360

	Shares	Value
Electrical Equipment-(continued)
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	114,517	$5,542,623
Stem, Inc.(b)(c)	1,536,763	5,194,259
SunPower Corp.(b)(c)	1,026,071	4,381,323
Sunrun, Inc.(b)	502,593	4,850,023
TPI Composites, Inc.(b)(c)	855,555	1,976,332
Wallbox N.V. (Spain)(b)(c)	2,878,566	4,519,349

		130,466,952

Electronic Equipment, Instruments & Components-5.14%
Advanced Energy Industries, Inc.	67,530	5,892,668
Bel Fuse, Inc., Class B	150,476	8,152,790
Itron, Inc.(b)	109,472	6,270,556

		20,316,014

Independent Power and Renewable Electricity Producers-8.10%
Altus Power, Inc.(b)(c)	1,419,291	7,536,435
Brookfield Renewable Corp., Class A	252,709	5,751,657
Ormat Technologies, Inc.	106,227	6,537,210
ReNew Energy Global PLC, Class A (India)(b)(c)	1,202,208	6,491,923
Sunnova Energy International, Inc.(b)(c)	627,191	5,726,254

		32,043,479

Machinery-2.94%
ESCO Technologies, Inc.	64,903	6,309,870
Lion Electric Co. (The) (Canada)(b)(c)	3,377,204	5,302,210

		11,612,080

Metals & Mining-8.24%
5E Advanced Materials, Inc.(b)(c)	1,112,223	2,502,502
Lifezone Metals Ltd. (Isle of Man)(b)(c)	564,292	5,185,843
Lithium Americas Corp. (Canada)(b)(c)	572,187	3,833,653
MP Materials Corp.(b)	341,990	5,608,636
Piedmont Lithium, Inc.(b)	168,938	4,640,727
Sigma Lithium Corp. (Brazil)(b)(c)	184,478	4,510,487
Standard Lithium Ltd. (Canada)(b)(c)	2,310,720	6,285,158

		32,567,006

Oil, Gas & Consumable Fuels-2.85%
Gevo, Inc.(b)(c)	5,469,973	5,852,871
OPAL Fuels, Inc., Class A(b)	939,911	5,413,887

		11,266,758

Passenger Airlines-1.44%
Joby Aviation, Inc.(b)(c)	1,081,699	5,700,554

Semiconductors & Semiconductor Equipment-12.93%
Canadian Solar, Inc. (Canada)(b)(c)	298,819	5,970,404
Enphase Energy, Inc.(b)	54,241	4,316,499
First Solar, Inc.(b)	47,037	6,700,421
JinkoSolar Holding Co. Ltd., ADR (China)(b)	290,291	9,460,584
Maxeon Solar Technologies Ltd.(b)(c)	639,448	3,990,155
Navitas Semiconductor Corp.(b)	958,104	5,020,465
SolarEdge Technologies, Inc.(b)	49,691	3,774,031
Universal Display Corp.	41,231	5,738,530
Wolfspeed, Inc.(b)	181,857	6,154,041

		51,125,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco WilderHill Clean Energy ETF (PBW)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Specialty Retail-1.88%
EVgo, Inc.(b)(c)	1,790,217	$3,696,798
NaaS Technology, Inc., ADR (China)(b)(c)	1,293,936	3,752,415

		7,449,213

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $883,894,263)		395,056,173

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-30.76%
Invesco Private Government Fund, 5.32%(d)(e)(f)	33,934,226	33,934,226

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.53%(d)(e)(f)	87,679,801	$87,688,569

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $121,618,522)		121,622,795

TOTAL INVESTMENTS IN SECURITIES-130.66% (Cost $1,005,512,785)		516,678,968
OTHER ASSETS LESS LIABILITIES-(30.66)%		(121,234,168)

NET ASSETS-100.00%		$395,444,800

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$10,399,608	$(10,399,608)	$-	$-	$-	$6,033

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	47,450,266	128,992,567	(142,508,607)	-	-	33,934,226	1,134,190	*

Invesco Private Prime Fund	122,663,705	241,850,050	(276,836,640)	25,479	(14,025)	87,688,569	3,045,709	*

Investments in Other Affiliates:

American Superconductor Corp.**	3,272,230	4,796,769	(4,011,689)	2,767,924	(1,431,583)	5,393,651	-

Total	$173,386,201	$386,038,994	$(433,756,544)	$2,793,403	$(1,445,608)	$127,016,446	$4,185,932

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of October 31, 2023, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco WilderHill Clean Energy ETF (PBW)–(continued)

October 31, 2023

(Unaudited)

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Electrical Equipment	32.99

Semiconductors & Semiconductor Equipment	12.93

Automobiles	9.75

Metals & Mining	8.24

Independent Power and Renewable Electricity Producers	8.10

Electronic Equipment, Instruments & Components	5.14

Construction & Engineering	4.44

Automobile Components	3.68

Industry Types Each Less Than 3%	14.63

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Statements of Assets and Liabilities

October 31, 2023

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco Dorsey Wright Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)	Invesco Golden Dragon China ETF (PGJ)
Assets:
Unaffiliated investments in securities, at value(a)	$2,139,127,842	$985,654,031	$142,325,184	$158,073,693
Affiliated investments in securities, at value	182,286,191	94,307,365	44,604,919	53,236,503
Foreign currencies, at value	-	-	55,589	-
Receivable for:
Dividends	602,494	445,535	78,308	65,852
Securities lending	11,724	12,381	13,533	295,275
Investments sold	-	6,596,326	1,457,420	-
Fund shares sold	9,727,716	-	-	-
Foreign tax reclaims	-	-	358,116	-
Other assets	22,524	1,273,022	22,755	18,741

Total assets	2,331,778,491	1,088,288,660	188,915,824	211,690,064

Liabilities:
Other investments:
Unrealized depreciation on swap agreements – OTC	-	-	70,046	-
Open written options, at value	-	-	-	-
Due to custodian	9,881	219,744	-	-
Due to foreign custodian	-	-	-	-
Payable for:
Investments purchased	9,729,640	-	-	-
Investments purchased - affiliated broker	-	-	-	-
Collateral upon return of securities loaned	181,280,543	94,305,089	42,579,196	53,095,271
Fund shares repurchased	-	6,611,694	-	-
Expenses recaptured	-	-	172	-
Accrued unitary management fees	-	-	-	-
Accrued advisory fees	850,359	439,072	78,014	20,886
Accrued trustees’ and officer’s fees	85,197	179,916	90,690	94,616
Accrued expenses	701,050	267,570	72,803	297,830

Total liabilities	192,656,670	102,023,085	42,890,921	53,508,603

Net Assets	$2,139,121,821	$986,265,575	$146,024,903	$158,181,461

Net assets consist of:
Shares of beneficial interest	$2,087,620,948	$1,786,145,847	$312,065,462	$568,695,730
Distributable earnings (loss)	51,500,873	(799,880,272)	(166,040,559)	(410,514,269)

Net Assets	$2,139,121,821	$986,265,575	$146,024,903	$158,181,461

Shares outstanding (unlimited amount authorized, $0.01 par value)	26,280,000	13,400,000	3,039,963	6,250,000
Net asset value	$81.40	$73.60	$48.04	$25.31

Market price	$81.44	$73.60	$48.07	$25.31

Unaffiliated investments in securities, at cost	$2,022,436,116	$916,284,392	$184,502,986	$248,224,401

Affiliated investments in securities, at cost	$182,288,968	$94,305,089	$44,603,736	$53,236,432

Foreign currencies (due to foreign custodian), at cost	$-	$-	$55,659	$-

Premium received on written options	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$181,798,550	$92,405,096	$40,604,547	$50,706,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco MSCI Sustainable Future ETF (ERTH)	Invesco Raymond James SB-1 Equity ETF (RYJ)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$213,708,398	$106,347,233	$95,415,445	$6,064,688,182	$48,092,644	$1,665,149,331	$395,056,173
60,571,889	24,422,024	53,536	289,695,753	12,412,724	88,556,803	121,622,795
-	-	-	-	-	-	-

188,527	40,352	70,465	5,270,167	22,048	1,276,040	12,228
40,476	19,794	-	33,277	1,386	10,912	1,384,863
-	38,296	-	-	-	-	16,445,607
-	-	3,203	34,377,058	-	-	-
109,290	754	-	-	-	1,278	-
23,690	-	-	667,360	9,730	32,758	56,299

274,642,270	130,868,453	95,542,649	6,394,731,797	60,538,532	1,755,027,122	534,577,965

-	-	-	-	-	-	-
-	-	890,975	-	-	-	-
53,540	3,969	4,226	3,327,225	-	-	265,481
23,089	-	-	-	-	-	-

-	15,372	-	34,208,535	-	129,184	-
-	-	-	-	-	1,207,767	-
60,571,312	24,339,461	-	289,684,410	12,328,843	86,252,621	121,618,522
-	-	-	-	-	-	16,463,903
30,985	-	-	-	-	-	25,958
-	69,468	39,682	-	-	-	-
95,393	-	-	510,833	8,753	727,686	197,365
63,261	-	-	111,654	9,323	231,276	120,504
35,217	-	-	173,003	113,311	1,017,395	441,432

60,872,797	24,428,270	934,883	328,015,660	12,460,230	89,565,929	139,133,165

$213,769,473	$106,440,183	$94,607,766	$6,066,716,137	$48,078,302	$1,665,461,193	$395,444,800

$363,480,610	$178,642,389	$106,215,512	$6,279,028,982	$202,999,252	$1,834,990,455	$2,293,235,359
(149,711,137)	(72,202,206)	(11,607,746)	(212,312,845)	(154,920,950)	(169,529,262)	(1,897,790,559)

$213,769,473	$106,440,183	$94,607,766	$6,066,716,137	$48,078,302	$1,665,461,193	$395,444,800

5,450,000	2,022,822	4,500,000	124,680,000	900,000	32,780,000	15,848,273
$39.22	$52.62	$21.02	$48.66	$53.42	$50.81	$24.95

$39.19	$52.63	$21.00	$48.67	$53.41	$50.78	$24.96

$311,091,790	$101,954,301	$88,850,115	$5,817,346,254	$43,277,597	$1,554,039,103	$883,894,263

$60,571,312	$24,421,259	$72,740	$289,684,410	$12,412,698	$88,556,861	$121,618,522

$(23,159)	$-	$-	$-	$-	$-	$-

$-	$-	$2,123,884	$-	$-	$-	$-

$58,868,529	$23,960,118	$-	$286,534,752	$12,268,982	$84,980,904	$115,869,965

39

Statements of Operations

For the six months ended October 31, 2023

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco Dorsey Wright Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)	Invesco Golden Dragon China ETF (PGJ)
Investment income:
Unaffiliated dividend income	$10,901,950	$4,373,262	$3,966,061	$394,757
Affiliated dividend income	24,311	782	52,235	8,594
Securities lending income, net	73,687	53,275	126,109	1,034,514
Foreign withholding tax	(18,901)	-	-	-

Total investment income	10,981,047	4,427,319	4,144,405	1,437,865

Expenses:
Unitary management fees	-	-	-	-
Advisory fees	4,873,309	2,687,232	493,932	453,204
Sub-licensing fees	584,781	537,439	98,785	90,639
Accounting & administration fees	53,178	44,041	12,234	15,012
Professional fees	23,356	22,235	20,619	21,992
Custodian & transfer agent fees	10,615	4,198	1,217	117,091
Trustees’ and officer’s fees	12,868	12,167	6,322	6,617
Recapture (Note 3)	-	-	-	-
Other expenses	48,316	51,386	24,635	18,080

Total expenses	5,606,423	3,358,698	657,744	722,635

Less: Waivers	(475)	(18)	(1,210)	(88,330)

Net expenses	5,605,948	3,358,680	656,534	634,305

Net investment income	5,375,099	1,068,639	3,487,871	803,560

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	966,304	1,335,425	(7,387,445)	(12,507,435)
Affiliated investment securities	(6,852)	(4,751)	1,593	2,674
Unaffiliated in-kind redemptions	26,902,932	11,232,140	1,666,163	1,107,037
Affiliated in-kind redemptions	-	-	-	-
Short Sales	-	-	-	-
Foreign currencies	-	-	4,434	-
Swap agreements	-	-	(281,315)	-
Written options	-	-	-	-

Net realized gain (loss)	27,862,384	12,562,814	(5,996,570)	(11,397,724)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,830,607)	(33,865,476)	(7,879,558)	1,261,277
Affiliated investment securities	12,418	3,433	4,220	836
Foreign currencies	-	-	(13,847)	-
Swap agreements	-	-	(16,038)	-
Written options	-	-	-	-

Change in net unrealized appreciation (depreciation)	(5,818,189)	(33,862,043)	(7,905,223)	1,262,113

Net realized and unrealized gain (loss)	22,044,195	(21,299,229)	(13,901,793)	(10,135,611)

Net increase (decrease) in net assets resulting from operations	$27,419,294	$(20,230,590)	$(10,413,922)	$(9,332,051)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco MSCI Sustainable Future ETF (ERTH)	Invesco Raymond James SB-1 Equity ETF (RYJ)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$2,702,652	$1,104,299	$771,056	$47,666,742	$395,627	$11,709,334	$804,116
558	366	1,427	19,599	1,997	35,224	6,033
203,016	222,214	-	174,947	6,894	70,498	9,370,199
(210,874)	(1,544)	(211)	(39,863)	-	(3,814)	-

2,695,352	1,325,335	772,272	47,821,425	404,518	11,811,242	10,180,348

-	447,802	235,797	-	-	-	-
672,895	-	-	4,190,108	130,349	4,565,242	1,556,881
9,401	-	-	760,991	13,035	684,793	311,372
18,675	-	-	121,917	8,101	62,098	44,287
23,204	-	-	30,235	19,651	23,681	21,893
26,057	-	-	11,662	1,809	4,641	27,202
6,262	-	-	25,005	3,884	16,300	9,897
30,986	-	-	-	-	-	-
25,931	-	-	108,034	12,915	74,563	69,825

813,411	447,802	235,797	5,247,952	189,744	5,431,318	2,041,357

(19)	(7)	(23)	(1,058,527)	(20,331)	(680)	(17,427)

813,392	447,795	235,774	4,189,425	169,413	5,430,638	2,023,930

1,881,960	877,540	536,498	43,632,000	235,105	6,380,604	8,156,418

(18,317,509)	(749,814)	(843,709)	(58,089,218)	(402,954)	(18,309,604)	(244,088,487)
2,967	107	(1,832)	(10,006)	1,579	14,565	(1,445,608)
2,621,638	2,049,299	3,128,605	337,501,539	708,933	88,134,367	16,261,295
-	-	(26)	-	-	-	-
-	-	66,906	-	-	-	-
(60,608)	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	(3,734,720)	-	-	-	-

(15,753,512)	1,299,592	(1,384,776)	279,402,315	307,558	69,839,328	(229,272,800)

(22,660,036)	(7,171,632)	(1,495,211)	(245,675,034)	(2,367,496)	(129,517,431)	61,861,969
2,809	3,001	(3,037)	24,556	86	1,044	25,479
(7,725)	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	1,547,153	-	-	-	-

(22,664,952)	(7,168,631)	48,905	(245,650,478)	(2,367,410)	(129,516,387)	61,887,448

(38,418,464)	(5,869,039)	(1,335,871)	33,751,837	(2,059,852)	(59,677,059)	(167,385,352)

$(36,536,504)	$(4,991,499)	$(799,373)	$77,383,837	$(1,824,747)	$(53,296,455)	$(159,228,934)

41

Statements of Changes in Net Assets

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)		Invesco Dorsey Wright Momentum ETF (PDP)

	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023
Operations:
Net investment income	$5,375,099	$12,546,012	$1,068,639	$7,621,849
Net realized gain (loss)	27,862,384	57,471,475	12,562,814	(183,447,114)
Change in net unrealized appreciation (depreciation)	(5,818,189)	101,847,056	(33,862,043)	184,039,882

Net increase (decrease) in net assets resulting from operations	27,419,294	171,864,543	(20,230,590)	8,214,617

Distributions to Shareholders from:
Distributable earnings	(5,718,031)	(13,151,371)	(1,844,589)	(6,541,547)

Shareholder Transactions:
Proceeds from shares sold	350,665,941	736,605,724	71,711,649	60,796,731
Value of shares repurchased	(112,741,275)	(472,233,238)	(78,181,040)	(274,187,348)

Net increase (decrease) in net assets resulting from share transactions	237,924,666	264,372,486	(6,469,391)	(213,390,617)

Net increase (decrease) in net assets	259,625,929	423,085,658	(28,544,570)	(211,717,547)

Net assets:
Beginning of period	1,879,495,892	1,456,410,234	1,014,810,145	1,226,527,692

End of period	$2,139,121,821	$1,879,495,892	$986,265,575	$1,014,810,145

Changes in Shares Outstanding:
Shares sold	4,280,000	9,790,000	920,000	810,000
Shares repurchased	(1,410,000)	(6,420,000)	(1,010,000)	(3,770,000)
Shares outstanding, beginning of period	23,410,000	20,040,000	13,490,000	16,450,000

Shares outstanding, end of period	26,280,000	23,410,000	13,400,000	13,490,000

(a)	Changes in shares outstanding have been restated to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023. See Note 11.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Global Listed Private Equity ETF (PSP)				Invesco Golden Dragon China ETF (PGJ)		Invesco MSCI Sustainable Future ETF (ERTH)		Invesco Raymond James SB-1 Equity ETF (RYJ)

Six Months Ended October 31, 2023		Year Ended April 30, 2023		Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023

$3,487,871		$5,260,243		$803,560	$1,664,883	$1,881,960	$3,416,755	$877,540	$1,254,945
(5,996,570)		(11,153,398)		(11,397,724)	(49,589,193)	(15,753,512)	(15,153,887)	1,299,592	(7,079,992)
(7,905,223)		(6,614,233)		1,262,113	37,087,626	(22,664,952)	(36,979,680)	(7,168,631)	4,193,553

(10,413,922)		(12,507,388)		(9,332,051)	(10,836,684)	(36,536,504)	(48,716,812)	(4,991,499)	(1,631,494)

(6,732,994)		(2,967,539)		(1,475,973)	(2,158,845)	(2,267,068)	(3,982,357)	-	(849,008)

56,215,357		125,235,216		19,302,222	77,206,276	9,187,981	24,355,050	-	16,530,016
(66,191,044)		(131,737,487)		(50,853,297)	(102,675,701)	(35,894,708)	(79,113,153)	(7,476,988)	(16,495,059)

(9,975,687)		(6,502,271)		(31,551,075)	(25,469,425)	(26,706,727)	(54,758,103)	(7,476,988)	34,957

(27,122,603)		(21,977,198)		(42,359,099)	(38,464,954)	(65,510,299)	(107,457,272)	(12,468,487)	(2,445,545)

173,147,506		195,124,704		200,540,560	239,005,514	279,279,772	386,737,044	118,908,670	121,354,215

$146,024,903		$173,147,506		$158,181,461	$200,540,560	$213,769,473	$279,279,772	$106,440,183	$118,908,670

1,040,000	(a)	2,500,000	(a)	700,000	2,700,000	200,000	450,000	-	280,000
(1,320,037	)(a)	(2,650,000	)(a)	(1,930,000)	(3,900,000)	(750,000)	(1,500,000)	(130,000)	(280,000)
3,320,000	(a)	3,470,000	(a)	7,480,000	8,680,000	6,000,000	7,050,000	2,152,822	2,152,822

3,039,963	(a)	3,320,000	(a)	6,250,000	7,480,000	5,450,000	6,000,000	2,022,822	2,152,822

43

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco S&P 500 BuyWrite ETF (PBP)		Invesco S&P 500® Quality ETF (SPHQ)

	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023

Operations:
Net investment income	$536,498	$1,394,396	$43,632,000	$68,879,340
Net realized gain (loss)	(1,384,776)	19,389,484	279,402,315	(389,124,786)
Change in net unrealized appreciation (depreciation)	48,905	(24,633,218)	(245,650,478)	550,618,396

Net increase (decrease) in net assets resulting from operations	(799,373)	(3,849,338)	77,383,837	230,372,950

Distributions to Shareholders from:
Distributable earnings	(1,299,314)	(1,438,993)	(41,336,554)	(70,243,548)

Shareholder Transactions:
Proceeds from shares sold	10,786,249	30,632,738	2,802,795,213	2,576,253,855
Value of shares repurchased	(7,499,256)	(69,971,794)	(1,589,617,152)	(1,576,680,180)

Net increase (decrease) in net assets resulting from share transactions	3,286,993	(39,339,056)	1,213,178,061	999,573,675

Net increase (decrease) in net assets	1,188,306	(44,627,387)	1,249,225,344	1,159,703,077

Net assets:
Beginning of period	93,419,460	138,046,847	4,817,490,793	3,657,787,716

End of period	$94,607,766	$93,419,460	$6,066,716,137	$4,817,490,793

Changes in Shares Outstanding:
Shares sold	500,000	1,500,000	56,270,000	57,550,000
Shares repurchased	(350,000)	(3,400,000)	(31,730,000)	(36,290,000)
Shares outstanding, beginning of period	4,350,000	6,250,000	100,140,000	78,880,000

Shares outstanding, end of period	4,500,000	4,350,000	124,680,000	100,140,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P Spin-Off ETF (CSD)		Invesco Water Resources ETF (PHO)		Invesco WilderHill Clean Energy ETF (PBW)

Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023

$235,105	$518,357	$6,380,604	$9,739,861	$8,156,418	$35,832,855
307,558	(1,788,363)	69,839,328	26,697,294	(229,272,800)	(631,976,345)
(2,367,410)	274,692	(129,516,387)	91,444,500	61,887,448	297,902,555

(1,824,747)	(995,314)	(53,296,455)	127,881,655	(159,228,934)	(298,240,935)

-	(459,000)	(5,505,751)	(9,687,113)	(7,668,627)	(38,198,585)

-	5,551,868	238,061,140	233,810,160	217,618,613	1,115,865,815
(2,840,607)	(16,190,099)	(255,988,215)	(267,890,874)	(306,110,029)	(1,198,860,073)

(2,840,607)	(10,638,231)	(17,927,075)	(34,080,714)	(88,491,416)	(82,994,258)

(4,665,354)	(12,092,545)	(76,729,281)	84,113,828	(255,388,977)	(419,433,778)

52,743,656	64,836,201	1,742,190,474	1,658,076,646	650,833,777	1,070,267,555

$48,078,302	$52,743,656	$1,665,461,193	$1,742,190,474	$395,444,800	$650,833,777

-	100,000	4,340,000	4,400,000	6,540,000	22,890,000
(50,000)	(290,000)	(4,680,000)	(5,270,000)	(9,060,000)	(25,510,000)
950,000	1,140,000	33,120,000	33,990,000	18,368,273	20,988,273

900,000	950,000	32,780,000	33,120,000	15,848,273	18,368,273

45

Financial Highlights

Invesco Aerospace & Defense ETF (PPA)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$80.29		$72.68	$75.01	$53.88	$61.93	$55.62

Net investment income(a)	0.23		0.61	0.44	0.44	0.80	0.49
Net realized and unrealized gain (loss) on investments	1.12		7.66	(2.38)	21.13	(7.98)	6.30

Total from investment operations	1.35		8.27	(1.94)	21.57	(7.18)	6.79

Distributions to shareholders from:
Net investment income	(0.24)		(0.66)	(0.39)	(0.44)	(0.87)	(0.48)

Net asset value at end of period	$81.40		$80.29	$72.68	$75.01	$53.88	$61.93

Market price at end of period(b)	$81.44		$80.29	$72.65	$74.97	$53.98	$61.94

Net Asset Value Total Return(c)	1.68%		11.51%	(2.59)%	40.21%	(11.64)%	12.33%
Market Price Total Return(c)	1.73%		11.55%	(2.58)%	39.87%	(11.48)%	12.27%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,139,122		$1,879,496	$1,456,410	$743,395	$708,521	$938,246
Ratio to average net assets of:
Expenses	0.58	%(d)	0.58%	0.58%	0.61%	0.59%	0.59%
Net investment income	0.55	%(d)	0.80%	0.59%	0.71%	1.22%	0.86%
Portfolio turnover rate(e)	8%		19%	26%	22%	18%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights–(continued)

Invesco Dorsey Wright Momentum ETF (PDP)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$75.23		$74.56	$87.48	$60.60	$58.78	$52.66

Net investment income (loss)(a)	0.08		0.51	(0.12)	(0.15)	0.19	0.11
Net realized and unrealized gain (loss) on investments	(1.58)		0.61	(12.80)	27.05	1.86	6.10

Total from investment operations	(1.50)		1.12	(12.92)	26.90	2.05	6.21

Distributions to shareholders from:
Net investment income	(0.13)		(0.45)	-	(0.02)	(0.23)	(0.09)

Net asset value at end of period	$73.60		$75.23	$74.56	$87.48	$60.60	$58.78

Market price at end of period(b)	$73.60		$75.20	$74.53	$87.44	$60.68	$58.79

Net Asset Value Total Return(c)	(1.99)%		1.52%	(14.77)%	44.41%	3.53%	11.81%
Market Price Total Return(c)	(1.96)%		1.52%	(14.77)%	44.15%	3.65%	11.70%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$986,266		$1,014,810	$1,226,528	$1,789,037	$1,290,768	$1,545,947
Ratio to average net assets of:
Expenses	0.62	%(d)	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	0.20	%(d)	0.69%	(0.14)%	(0.18)%	0.32%	0.20%
Portfolio turnover rate(e)	59%		140%	173%	124%	82%	82%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights–(continued)

Invesco Global Listed Private Equity ETF (PSP)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)		2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$52.15		$56.25	$78.10	$46.55	$60.50		$60.95

Net investment income(b)	0.93		1.40	2.05	1.50	2.60	(c)	1.60
Net realized and unrealized gain (loss) on investments	(3.32)		(4.65)	(15.85)	32.65	(11.80)		(0.15)

Total from investment operations	(2.39)		(3.25)	(13.80)	34.15	(9.20)		1.45

Distributions to shareholders from:
Net investment income	(1.72)		(0.85)	(8.05)	(2.60)	(4.75)		(1.90)

Net asset value at end of period	$48.04		$52.15	$56.25	$78.10	$46.55		$60.50

Market price at end of period(d)	$48.07		$52.20	$56.35	$78.00	$46.60		$60.65

Net Asset Value Total Return(e)	(4.87)%		(5.65)%	(19.85)%	75.17%	(15.82)%		2.28%
Market Price Total Return(e)	(4.90)%		(5.73)%	(19.61)%	74.76%	(15.92)%		2.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$146,025		$173,148	$195,125	$234,353	$141,534		$244,443
Ratio to average net assets of:
Expenses, after Waivers(f)	0.66	%(g)	0.67%	0.65%	0.68%	0.63%		0.64%
Expenses, prior to Waivers(f)	0.67	%(g)	0.67%	0.65%	0.69%	0.65%		0.66%
Net investment income	3.53	%(g)	2.81%	2.73%	2.42%	4.47	%(c)	2.79%
Portfolio turnover rate(h)	21%		38%	62%	47%	50%		64%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.33 and 2.82%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights–(continued)

Invesco Golden Dragon China ETF (PGJ)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$26.81		$27.54	$63.49	$40.36	$42.08		$45.58

Net investment income (loss)(a)	0.12		0.19	0.14	(0.12)	0.16		0.11
Net realized and unrealized gain (loss) on investments	(1.39)		(0.67)	(36.09)	23.36	(1.72)		(3.51)

Total from investment operations	(1.27)		(0.48)	(35.95)	23.24	(1.56)		(3.40)

Distributions to shareholders from:
Net investment income	(0.23)		(0.25)	-	(0.11)	(0.16)		(0.10)

Net asset value at end of period	$25.31		$26.81	$27.54	$63.49	$40.36		$42.08

Market price at end of period(b)	$25.31		$26.82	$27.57	$63.52	$40.32		$42.11

Net Asset Value Total Return(c)	(4.79)%		(1.80)%	(56.62)%	57.61%	(3.67)%		(7.46)%
Market Price Total Return(c)	(4.83)%		(1.88)%	(56.60)%	57.84%	(3.83)%		(7.39)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$158,181		$200,541	$239,006	$274,295	$161,450		$216,730
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70%	0.70%	0.69%	0.70	%(e)	0.70%
Expenses, prior to Waivers	0.80	%(d)	0.74%	0.71%	0.69%	0.71	%(e)	0.70%
Net investment income (loss)	0.89	%(d)	0.69%	0.35%	(0.20)%	0.40	%(e)	0.27%
Portfolio turnover rate(f)	24%		24%	42%	40%	30%		36%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights–(continued)

Invesco MSCI Sustainable Future ETF (ERTH)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023		2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$46.55		$54.86		$74.89	$42.68	$45.03	$42.12

Net investment income(a)	0.33		0.53		0.54	0.10	0.23	0.19
Net realized and unrealized gain (loss) on investments	(7.27)		(8.25)		(10.40)	32.29	(2.25)	2.95

Total from investment operations	(6.94)		(7.72)		(9.86)	32.39	(2.02)	3.14

Distributions to shareholders from:
Net investment income	(0.39)		(0.59)		(0.52)	(0.18)	(0.33)	(0.23)
Net realized gains	-		-		(9.65)	-	-	-

Total distributions	(0.39)		(0.59)		(10.17)	(0.18)	(0.33)	(0.23)

Net asset value at end of period	$39.22		$46.55		$54.86	$74.89	$42.68	$45.03

Market price at end of period(b)	$39.19		$46.53		$54.67	$74.75	$42.74	$45.21

Net Asset Value Total Return(c)	(15.06)%		(14.22)%		(15.38)%	75.99%	(4.49)%	7.48%
Market Price Total Return(c)	(15.08)%		(13.95)%		(15.57)%	75.42%	(4.73)%	7.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$213,769		$279,280		$386,737	$486,807	$224,059	$180,121
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.61	%(e)	0.55%	0.61%	0.65%	0.68%
Expenses, prior to Waivers	0.60	%(d)	0.62	%(e)	0.55%	0.61%	0.65%	0.68%
Net investment income	1.40	%(d)	1.02%		0.83%	0.16%	0.51%	0.47%
Portfolio turnover rate(f)	17%		37%		30%	140%	75%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights–(continued)

Invesco Raymond James SB-1 Equity ETF (RYJ)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,						Eight Months Ended April 30, 2019		Year Ended August 31, 2018

			2023		2022	2021		2020
Per Share Operating Performance:
Net asset value at beginning of period	$55.23		$56.37		$60.80	$34.18		$45.30	$49.24		$39.34

Net investment income(a)	0.42		0.58		0.38	0.23		0.33	0.13		0.27
Net realized and unrealized gain (loss) on investments	(3.03)		(1.33)		(4.48)	26.53		(11.35)	(3.55)		9.63

Total from investment operations	(2.61)		(0.75)		(4.10)	26.76		(11.02)	(3.42)		9.90

Distributions to shareholders from:
Net investment income	-		(0.39)		(0.33)	(0.14)		(0.10)	(0.52)		-

Net asset value at end of period	$52.62		$55.23		$56.37	$60.80		$34.18	$45.30		$49.24

Market price at end of period(b)	$52.63		$55.22		$56.30	$60.81		$34.22	$45.30		$49.19 (b)

Net Asset Value Total Return(c)	(4.73)%		(1.30)%		(6.78)%	78.39%		(24.40)%	(6.60)%		25.16%
Market Price Total Return(c)	(4.69)%		(1.19)%		(6.90)%	78.21%		(24.31)%	(6.51)%		25.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$106,440		$118,909		$121,354	$141,230		$101,604	$173,156		$200,560
Ratio to average net assets of:
Expenses	0.75	%(d)	0.75	%(e)	0.75%	0.75	%(e)	0.75%	0.75	%(d)(e)	0.71%
Net investment income	1.47	%(d)	1.05%		0.62%	0.49%		0.78%	0.44	%(d)	0.60%
Portfolio turnover rate(f)	53%		104%		92%	110%		114%	65%		82%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights–(continued)

Invesco S&P 500 BuyWrite ETF (PBP)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$21.48		$22.09	$21.79	$17.45	$21.39	$21.29

Net investment income(a)	0.12		0.26	0.21	0.23	0.33	0.32
Net realized and unrealized gain (loss) on investments	(0.46)		(0.60)	1.57	4.35	(3.05)	0.32

Total from investment operations	(0.34)		(0.34)	1.78	4.58	(2.72)	0.64

Distributions to shareholders from:
Net investment income	(0.12)		(0.27)	(0.24)	(0.24)	(0.36)	(0.31)
Net realized gains	-		-	(1.24)	-	(0.86)	(0.23)

Total distributions	(0.12)		(0.27)	(1.48)	(0.24)	(1.22)	(0.54)

Net asset value at end of period	$21.02		$21.48	$22.09	$21.79	$17.45	$21.39

Market price at end of period(b)	$21.00		$21.47	$22.02	$21.76	$17.40	$21.39

Net Asset Value Total Return(c)	(0.81)%		(1.47)%	8.06%	26.40%	(13.62)%	3.16%
Market Price Total Return(c)	(0.86)%		(1.21)%	7.86%	26.59%	(13.85)%	2.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$94,608		$93,419	$138,047	$167,818	$192,813	$320,778
Ratio to average net assets of:
Expenses	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.53%
Net investment income	1.11	%(d)	1.26%	0.92%	1.19%	1.56%	1.47%
Portfolio turnover rate(e)	9%		38%	33%	19%	19%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights–(continued)

Invesco S&P 500® Quality ETF (SPHQ)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$48.11		$46.37	$45.73	$33.61	$33.29	$29.53

Net investment income(a)	0.39		0.82	0.70	0.63	0.61	0.51
Net realized and unrealized gain on investments	0.53		1.76	0.60	12.11	0.35	3.75

Total from investment operations	0.92		2.58	1.30	12.74	0.96	4.26

Distributions to shareholders from:
Net investment income	(0.37)		(0.84)	(0.66)	(0.62)	(0.64)	(0.50)

Net asset value at end of period	$48.66		$48.11	$46.37	$45.73	$33.61	$33.29

Market price at end of period(b)	$48.67		$48.11	$46.36	$45.75	$33.62	$33.30

Net Asset Value Total Return(c)	1.89%		5.78%	2.76%	38.23%	3.03%	14.63%
Market Price Total Return(c)	1.91%		5.80%	2.70%	38.26%	3.03%	14.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,066,716		$4,817,491	$3,657,788	$2,670,218	$1,756,210	$1,469,785
Ratio to average net assets of:
Expenses, after Waivers	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.19%
Expenses, prior to Waivers	0.19	%(d)	0.19%	0.19%	0.19%	0.21%	0.26%
Net investment income	1.56	%(d)	1.82%	1.40%	1.59%	1.79%	1.67%
Portfolio turnover rate(e)	35%		65%	48%	57%	56%	73%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights–(continued)

Invesco S&P Spin-Off ETF (CSD)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$55.52		$56.87	$64.57	$34.38	$52.43	$52.61

Net investment income(a)	0.26		0.50	0.38	0.33	0.58	0.43
Net realized and unrealized gain (loss) on investments	(2.36)		(1.40)	(7.63)	30.41	(18.08)	(0.19)

Total from investment operations	(2.10)		(0.90)	(7.25)	30.74	(17.50)	0.24

Distributions to shareholders from:
Net investment income	-		(0.45)	(0.45)	(0.55)	(0.55)	(0.42)

Net asset value at end of period	$53.42		$55.52	$56.87	$64.57	$34.38	$52.43

Market price at end of period(b)	$53.41		$55.50	$56.92	$64.57	$34.41	$52.41

Net Asset Value Total Return(c)	(3.78)%		(1.53)%	(11.24)%	89.69%	(33.72)%	0.71%
Market Price Total Return(c)	(3.77)%		(1.65)%	(11.16)%	89.53%	(33.64)%	0.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$48,078		$52,744	$64,836	$75,548	$58,447	$146,814
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.65%	0.65%	0.65%	0.62%	0.62%
Expenses, prior to Waivers	0.73	%(d)	0.71%	0.65%	0.68%	0.62%	0.62%
Net investment income	0.90	%(d)	0.93%	0.60%	0.68%	1.27%	0.84%
Portfolio turnover rate(e)	55%		106%	68%	57%	55%	49%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights–(continued)

Invesco Water Resources ETF (PHO)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$52.60		$48.78	$52.18	$34.44	$34.67	$30.09

Net investment income(a)	0.19		0.29	0.14	0.17	0.15	0.16
Net realized and unrealized gain (loss) on investments	(1.81)		3.82	(3.41)	17.74	(0.18)	4.55

Total from investment operations	(1.62)		4.11	(3.27)	17.91	(0.03)	4.71

Distributions to shareholders from:
Net investment income	(0.17)		(0.29)	(0.13)	(0.17)	(0.20)	(0.13)

Net asset value at end of period	$50.81		$52.60	$48.78	$52.18	$34.44	$34.67

Market price at end of period(b)	$50.78		$52.58	$48.78	$52.17	$34.49	$34.70

Net Asset Value Total Return(c)	(3.11)%		8.46%	(6.29)%	52.15%	(0.07)%	15.74%
Market Price Total Return(c)	(3.13)%		8.42%	(6.27)%	51.90%	(0.01)%	15.84%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,665,461		$1,742,190	$1,658,077	$1,604,412	$991,846	$941,269
Ratio to average net assets of:
Expenses	0.59	%(d)	0.60%	0.59%	0.60%	0.60%	0.60%
Net investment income	0.70	%(d)	0.58%	0.25%	0.39%	0.42%	0.51%
Portfolio turnover rate(e)	21%		32%	29%	22%	26%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco WilderHill Clean Energy ETF (PBW)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$35.43		$50.99	$87.86	$31.91	$28.30	$24.64

Net investment income(a)	0.48		1.77	0.93	0.61	0.49	0.39
Net realized and unrealized gain (loss) on investments	(10.51)		(15.53)	(36.46)	55.82	3.73	3.66

Total from investment operations	(10.03)		(13.76)	(35.53)	56.43	4.22	4.05

Distributions to shareholders from:
Net investment income	(0.45)		(1.80)	(1.34)	(0.48)	(0.61)	(0.39)

Net asset value at end of period	$24.95		$35.43	$50.99	$87.86	$31.91	$28.30

Market price at end of period(b)	$24.96		$35.41	$50.92	$87.72	$31.93	$28.31

Net Asset Value Total Return(c)	(28.71)%		(27.59)%	(40.88)%	176.87%	15.13%	16.76%
Market Price Total Return(c)	(28.64)%		(27.52)%	(40.86)%	176.26%	15.16%	16.70%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$395,445		$650,834	$1,070,268	$2,196,396	$247,876	$144,857
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.66%	0.62%	0.61%	0.70%	0.70%
Expenses, prior to Waivers	0.66	%(d)	0.66%	0.62%	0.61%	0.70%	0.71%
Net investment income	2.62	%(d)	3.78%	1.23%	0.71%	1.57%	1.56%
Portfolio turnover rate(e)	26%		55%	60%	81%	40%	40%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Aerospace & Defense ETF (PPA)	“Aerospace & Defense ETF”

Invesco Dorsey Wright Momentum ETF (PDP)*	“Dorsey Wright Momentum ETF”

Invesco Global Listed Private Equity ETF (PSP)	“Global Listed Private Equity ETF”

Invesco Golden Dragon China ETF (PGJ)	“Golden Dragon China ETF”

Invesco MSCI Sustainable Future ETF (ERTH)	“MSCI Sustainable Future ETF”

Invesco Raymond James SB-1 Equity ETF (RYJ)	“Raymond James SB-1 Equity ETF”

Invesco S&P 500 BuyWrite ETF (PBP)	“S&P 500 BuyWrite ETF”

Invesco S&P 500® Quality ETF (SPHQ)	“S&P 500® Quality ETF”

Invesco S&P Spin-Off ETF (CSD)	“S&P Spin-Off ETF”

Invesco Water Resources ETF (PHO)	“Water Resources ETF”

Invesco WilderHill Clean Energy ETF (PBW)	“WilderHill Clean Energy ETF”

*	Effective after the close of markets on August 25, 2023, the Fund’s name changed from Invesco DWA Momentum ETF to Invesco Dorsey Wright Momentum ETF.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of Dorsey Wright Momentum ETF, Golden Dragon China ETF and Water Resources ETF, which are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Aerospace & Defense ETF	SPADE® Defense Index

Dorsey Wright Momentum ETF	Dorsey Wright® Technical Leaders Index

Global Listed Private Equity ETF	Red Rocks Global Listed Private Equity Index

Golden Dragon China ETF	NASDAQ Golden Dragon China Index

MSCI Sustainable Future ETF	MSCI Global Environment Select Index

Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity index

S&P 500 BuyWrite ETF	CBOE S&P 500 BuyWrite IndexSM

S&P 500® Quality ETF	S&P 500® Quality Index

S&P Spin-Off ETF	S&P U.S. Spin-Off Index

Water Resources ETF	NASDAQ OMX US Water IndexSM

WilderHill Clean Energy ETF	WilderHill Clean Energy Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

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Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except Raymond James SB-1 Equity ETF, S&P 500 BuyWrite ETF and S&P Spin-Off ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Raymond James SB-1 Equity ETF and S&P Spin-Off ETF declare and pay dividends from net investment income, if any, to shareholders annually and records such dividends on the ex-dividend date. S&P 500 BuyWrite ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with

59

federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, partnerships and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2023, the Funds did not enter into any closing agreements.

G.

Expenses - Each Fund (except for S&P 500 BuyWrite ETF and Raymond James SB-1 Equity ETF) is responsible for all of its own expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

S&P 500 BuyWrite ETF and Raymond James SB-1 Equity ETF have agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee, are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

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H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2023, each Fund (except for S&P 500 BuyWrite ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

Aerospace & Defense ETF	$4,591

Dorsey Wright Momentum ETF	3,737

Global Listed Private Equity ETF	6,562

Golden Dragon China ETF	16,497

MSCI Sustainable Future ETF	7,455

Raymond James SB-1 Equity ETF	8,490

S&P 500® Quality ETF	16,903

S&P Spin-Off ETF	702

Water Resources ETF	5,056

WilderHill Clean Energy ETF	683,149

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the

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respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

L.

Call Options Purchased and Written - Certain Funds may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.

Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant (“FCM”)) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a

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receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

N.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events, such as disease outbreaks and pandemics, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work

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papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of

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periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Listed Private Equity Companies Risk. There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. A Fund is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the Fund invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because Aerospace & Defense ETF, Golden Dragon China ETF, S&P Spin-Off ETF and Water Resources ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small-and Mid-Capitalization Company Risk. Investing in securities of small-and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities

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may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Thematic Investing Risk. Certain Funds rely on the index provider for its Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology. The Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that the index provider evaluates environmental, social and governance (“ESG”) factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact the Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Underlying Index. There is no guarantee that the Underlying Index will reflect complete exposure to any particular environmental theme.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for Raymond James SB-1 Equity ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.15% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF accrue daily and pay monthly to the Adviser an annual unitary management fee of 0.75% and 0.49%, respectively, of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except for Raymond James SB-1 Equity ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2025. The Expense Cap (including sub-licensing fees) for S&P 500® Quality ETF is 0.15% of the Fund’s average daily net assets per year through at least August 31, 2025. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2025. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Aerospace & Defense ETF, Dorsey Wright Momentum ETF, Global Listed Private Equity ETF, Water Resources ETF and WilderHill Clean Energy ETF.

Further, through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2023, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Aerospace & Defense ETF	$475

Dorsey Wright Momentum ETF	18

Global Listed Private Equity ETF	1,210

Golden Dragon China ETF	88,330

MSCI Sustainable Future ETF	19

Raymond James SB-1 Equity ETF	7

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S&P 500 BuyWrite ETF	$23

S&P 500® Quality ETF	1,058,527

S&P Spin-Off ETF	20,331

Water Resources ETF	680

WilderHill Clean Energy ETF	17,427

The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2023 are as follows:

	Total
	Potential
	Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/24	4/30/25	4/30/26	10/31/26

Golden Dragon China ETF	$186,837	$-	$-	$98,679	$88,158

MSCI Sustainable Future ETF	2,399	-	-	2,399	-

S&P 500® Quality ETF	4,468,916	587,037	1,190,350	1,633,585	1,057,944

S&P Spin-Off ETF	62,929	-	8,096	34,541	20,292

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Aerospace & Defense ETF	SPADE Indexes

Dorsey Wright Momentum ETF	Dorsey Wright & Associates, LLC

Global Listed Private Equity ETF	Red Rocks Capital, LLC

Golden Dragon China ETF	Nasdaq, Inc.

MSCI Sustainable Future ETF	MSCI, Inc.

Raymond James SB-1 Equity ETF	Raymond James Research Services, LLC

S&P 500 BuyWrite ETF	S&P Dow Jones Indices LLC

S&P 500® Quality ETF	S&P Dow Jones Indices LLC

S&P Spin-Off ETF	S&P Dow Jones Indices LLC

Water Resources ETF	Nasdaq, Inc.

WilderHill Clean Energy ETF	WilderHill

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2023, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Aerospace & Defense ETF	$17,192

Dorsey Wright Momentum ETF	76,440

Global Listed Private Equity ETF	5,728

Golden Dragon China ETF	30,185

MSCI Sustainable Future ETF	10,820

Raymond James SB-1 Equity ETF	38,564

S&P 500 BuyWrite ETF	46

S&P 500® Quality ETF	181,701

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S&P Spin-Off ETF	$13,447

Water Resources ETF	10,161

WilderHill Clean Energy ETF	93,597

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended October 31, 2023, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P 500 BuyWrite ETF	$41,084	$789	$(871)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2023, for each Fund (except for S&P 500 BuyWrite ETF). As of October 31, 2023, all of the securities in S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in S&P 500 BuyWrite ETF was based on Level 1 inputs.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Aerospace & Defense ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,139,127,842	$-	$-	$2,139,127,842

Money Market Funds	1,008,425	181,277,766	-	182,286,191

Total Investments	$2,140,136,267	$181,277,766	$-	$2,321,414,033

Dorsey Wright Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$985,654,031	$-	$-	$985,654,031

Money Market Funds	-	94,307,365	-	94,307,365

Total Investments	$985,654,031	$94,307,365	$-	$1,079,961,396

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	Level 1	Level 2	Level 3	Total

Global Listed Private Equity ETF

Investments in Securities

Common Stocks & Other Equity Interests	$115,355,977	$-	$-	$115,355,977

Closed-End Funds	26,969,207	-	-	26,969,207

Money Market Funds	2,024,540	42,580,379	-	44,604,919

Total Investments in Securities	144,349,724	42,580,379	-	186,930,103

Other Investments - Liabilities*

Swap Agreements	-	(70,046)	-	(70,046)

Total Investments	$144,349,724	$42,510,333	$-	$186,860,057

Golden Dragon China ETF

Investments in Securities

Common Stocks & Other Equity Interests	$158,073,693	$-	$-	$158,073,693

Money Market Funds	141,161	53,095,342	-	53,236,503

Total Investments	$158,214,854	$53,095,342	$-	$211,310,196

MSCI Sustainable Future ETF

Investments in Securities

Common Stocks & Other Equity Interests	$210,670,529	$-	$-	$210,670,529

Exchange-Traded Funds	3,037,869	-	-	3,037,869

Money Market Funds	-	60,571,889	-	60,571,889

Total Investments	$213,708,398	$60,571,889	$-	$274,280,287

Raymond James SB-1 Equity ETF

Investments in Securities

Common Stocks & Other Equity Interests	$106,347,233	$-	$-	$106,347,233

Money Market Funds	81,798	24,340,226	-	24,422,024

Total Investments	$106,429,031	$24,340,226	$-	$130,769,257

S&P 500® Quality ETF

Investments in Securities

Common Stocks & Other Equity Interests	$6,064,688,182	$-	$-	$6,064,688,182

Money Market Funds	-	289,695,753	-	289,695,753

Total Investments	$6,064,688,182	$289,695,753	$-	$6,354,383,935

S&P Spin-Off ETF

Investments in Securities

Common Stocks & Other Equity Interests	$48,092,644	$-	$-	$48,092,644

Money Market Funds	83,855	12,328,869	-	12,412,724

Total Investments	$48,176,499	$12,328,869	$-	$60,505,368

Water Resources ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,665,149,331	$-	$-	$1,665,149,331

Money Market Funds	2,304,240	86,252,563	-	88,556,803

Total Investments	$1,667,453,571	$86,252,563	$-	$1,753,706,134

WilderHill Clean Energy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$395,056,173	$-	$-	$395,056,173

Money Market Funds	-	121,622,795	-	121,622,795

Total Investments	$395,056,173	$121,622,795	$-	$516,678,968

*	Unrealized appreciation (depreciation).

NOTE 6–Derivative Investments

The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

69

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2023:

	Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF

Derivative Liabilities	Equity Risk	Equity Risk

Unrealized depreciation on swap agreements-OTC	$(70,046)	$-

Options written, at value - Exchange-Traded	-	(890,975)

Total Derivative Liabilities	(70,046)	(890,975)

Derivatives not subject to master netting agreements	-	890,975

Total Derivative Liabilities subject to master netting agreements	$(70,046)	$-

Offsetting Assets and Liabilities

The table below reflects the Funds’ exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2023:

Global Listed Private Equity ETF

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged

Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Citibank, N.A.	$-	$(70,046)	$(70,046)	$-	$-	$(70,046)

Effect of Derivative Investments for the Six-Month Period Ended October 31, 2023

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
	Credit Risk	Equity Risk

Realized Gain (Loss):

Options written	$-	$(3,734,720)

Swap agreements	(281,315)	-

Change in Net Unrealized Appreciation (Depreciation):

Options written	-	1,547,153

Swap agreements	(16,038)	-

Total	$(297,353)	$(2,187,567)

The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF

Options written	$ -	$96,404,429

Swap agreements	1,494,387	-

70

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Aerospace & Defense ETF	$26,525,361	$31,829,590	$58,354,951

Dorsey Wright Momentum ETF	870,576,180	10,911,178	881,487,358

Global Listed Private Equity ETF	37,515,025	72,679,228	110,194,253

Golden Dragon China ETF	54,421,872	239,332,524	293,754,396

MSCI Sustainable Future ETF	9,661,323	15,456,925	25,118,248

Raymond James SB-1 Equity ETF	38,722,358	28,637,384	67,359,742

S&P 500 BuyWrite ETF	7,254,078	2,291,995	9,546,073

S&P 500® Quality ETF	520,712,543	129,684,956	650,397,499

S&P Spin-Off ETF	60,432,527	96,006,064	156,438,591

Water Resources ETF	196,601,256	143,058,677	339,659,933

WilderHill Clean Energy ETF	472,569,964	585,849,573	1,058,419,537

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

For the six months ended October 31, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Aerospace & Defense ETF	$151,912,469	$152,470,071

Dorsey Wright Momentum ETF	626,123,165	627,861,044

Global Listed Private Equity ETF	38,099,791	40,928,075

Golden Dragon China ETF	44,438,625	45,035,298

MSCI Sustainable Future ETF	44,504,070	47,965,878

Raymond James SB-1 Equity ETF	63,218,466	62,238,569

S&P 500 BuyWrite ETF	8,569,713	12,497,249

S&P 500® Quality ETF	2,403,140,495	1,935,760,586

S&P Spin-Off ETF	28,835,602	28,610,093

Water Resources ETF	375,653,504	377,028,476

WilderHill Clean Energy ETF	160,452,760	159,722,648

For the six months ended October 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Aerospace & Defense ETF	$350,638,145	$112,651,645

Dorsey Wright Momentum ETF	71,721,517	78,128,857

Global Listed Private Equity ETF	54,220,468	64,811,736

Golden Dragon China ETF	19,285,087	50,834,376

MSCI Sustainable Future ETF	7,411,958	30,950,675

Raymond James SB-1 Equity ETF	-	7,469,865

S&P 500 BuyWrite ETF	10,817,682	7,620,297

S&P 500® Quality ETF	2,307,280,093	1,556,472,523

S&P Spin-Off ETF	-	2,832,892

71

	In-kind Purchases	In-kind Sales

Water Resources ETF	$238,088,117	$253,481,592

WilderHill Clean Energy ETF	217,205,848	305,762,225

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of October 31, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Aerospace & Defense ETF	$210,976,915	$(128,562,827)	$82,414,088	$2,238,999,945

Dorsey Wright Momentum ETF	111,608,048	(42,332,956)	69,275,092	1,010,686,304

Global Listed Private Equity ETF	2,979,869	(54,899,236)	(51,919,367)	238,779,424

Golden Dragon China ETF	6,280,432	(112,637,524)	(106,357,092)	317,667,288

MSCI Sustainable Future ETF	11,891,320	(120,333,847)	(108,442,527)	382,722,814

Raymond James SB-1 Equity ETF	15,665,542	(22,445,945)	(6,780,403)	137,549,660

S&P 500 BuyWrite ETF	14,909,742	(14,860,837)	48,905	94,529,101

S&P 500® Quality ETF	451,522,656	(298,424,975)	153,097,681	6,201,286,254

S&P Spin-Off ETF	8,674,089	(7,792,051)	882,038	59,623,330

Water Resources ETF	171,596,781	(72,433,225)	99,163,556	1,654,542,578

WilderHill Clean Energy ETF	7,463,363	(615,917,281)	(608,453,918)	1,125,132,886

NOTE 9–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 10–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

72

NOTE 11–Stock Split

On June 22, 2023, the Board of Trustees approved a one-for-five reverse stock split for Global Listed Private Equity ETF. The effect of the reverse stock split was to decrease the number of shares outstanding of that Fund, whereby every five outstanding shares of the Fund were exchanged for one share effective after the close of business on July 14, 2023. The transaction did not change the net assets of the Fund or the net asset value of any shareholder’s investment in the Fund.

73

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Invesco Raymond James SB-1 Equity ETF and Invesco S&P 500 BuyWrite ETF), you incur advisory fees and other Fund expenses. As a shareholder of Invesco Raymond James SB-1 Equity ETF or Invesco S&P 500 BuyWrite ETF, you incur a unitary management fee. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.

In addition to the fees and expenses which the Invesco Global Listed Private Equity ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Aerospace & Defense ETF (PPA)

Actual	$1,000.00	$1,016.80	0.58%	$2.94

Hypothetical (5% return before expenses)	1,000.00	1,022.22	0.58	2.95

Invesco Dorsey Wright Momentum ETF (PDP)

Actual	1,000.00	980.10	0.62	3.09

Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.62	3.15

74

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Global Listed Private Equity ETF (PSP)

Actual	$1,000.00	$951.30	0.66%	$3.24

Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.66	3.35

Invesco Golden Dragon China ETF (PGJ)

Actual	1,000.00	952.10	0.70	3.43

Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.70	3.56

Invesco MSCI Sustainable Future ETF (ERTH)

Actual	1,000.00	849.40	0.60	2.79

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.60	3.05

Invesco Raymond James SB-1 Equity ETF (RYJ)

Actual	1,000.00	952.70	0.75	3.68

Hypothetical (5% return before expenses)	1,000.00	1,021.37	0.75	3.81

Invesco S&P 500 BuyWrite ETF (PBP)

Actual	1,000.00	991.90	0.49	2.45

Hypothetical (5% return before expenses)	1,000.00	1,022.67	0.49	2.49

Invesco S&P 500® Quality ETF (SPHQ)

Actual	1,000.00	1,018.90	0.15	0.76

Hypothetical (5% return before expenses)	1,000.00	1,024.38	0.15	0.76

Invesco S&P Spin-Off ETF (CSD)

Actual	1,000.00	962.20	0.65	3.21

Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.65	3.30

Invesco Water Resources ETF (PHO)

Actual	1,000.00	968.90	0.59	2.92

Hypothetical (5% return before expenses)	1,000.00	1,022.17	0.59	3.00

Invesco WilderHill Clean Energy ETF (PBW)

Actual	1,000.00	712.90	0.65	2.80

Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.65	3.30

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-4	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2023
PWB	Invesco Large Cap Growth ETF (formerly, Invesco Dynamic Large Cap Growth ETF)
PWV	Invesco Large Cap Value ETF (formerly, Invesco Dynamic Large Cap Value ETF)
EQWL	Invesco S&P 100 Equal Weight ETF

SPGP	Invesco S&P 500 GARP ETF

SPVM	Invesco S&P 500 Value with Momentum ETF

XMMO	Invesco S&P MidCap Momentum ETF

XMHQ	Invesco S&P MidCap Quality ETF

XMVM	Invesco S&P MidCap Value with Momentum ETF

XSMO	Invesco S&P SmallCap Momentum ETF

XSVM	Invesco S&P SmallCap Value with Momentum ETF

CZA	Invesco Zacks Mid-Cap ETF

CVY	Invesco Zacks Multi-Asset Income ETF

2

Invesco Large Cap Growth ETF (PWB)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Communication Services-7.03%
Meta Platforms, Inc., Class A(b)	73,764	$22,222,880
Netflix, Inc.(b)(c)	51,345	21,138,223

		43,361,103

Consumer Discretionary-18.86%
Airbnb, Inc., Class A(b)	71,544	8,462,940
Booking Holdings, Inc.(b)	2,959	8,254,308
Chipotle Mexican Grill, Inc.(b)	4,858	9,435,208
Hilton Worldwide Holdings, Inc.	60,616	9,185,142
Las Vegas Sands Corp.	170,134	8,074,560
Marriott International, Inc., Class A	44,580	8,406,005
McDonald’s Corp.	75,682	19,841,550
MercadoLibre, Inc. (Brazil)(b)	7,316	9,077,254
O’Reilly Automotive, Inc., Class R(b)(c)	9,733	9,055,972
Ross Stores, Inc.(c)	77,187	8,951,376
TJX Cos., Inc. (The)	102,042	8,986,839
Yum! Brands, Inc.(c)	70,236	8,488,723

		116,219,877

Consumer Staples-4.85%
Costco Wholesale Corp.	39,405	21,768,898
Monster Beverage Corp.(b)	158,535	8,101,139

		29,870,037

Energy-1.44%
Baker Hughes Co., Class A	258,440	8,895,505

Financials-13.02%
Apollo Global Management, Inc.	111,517	8,635,877
Berkshire Hathaway, Inc., Class B(b)(c)	60,514	20,655,244
Mastercard, Inc., Class A	53,324	20,068,487
NU Holdings Ltd., Class A (Brazil)(b)(c)	1,236,999	10,143,392
Visa, Inc., Class A(c)	88,184	20,732,058

		80,235,058

Health Care-10.17%
Boston Scientific Corp.(b)	180,359	9,232,577
DexCom, Inc.(b)	84,988	7,549,484
Eli Lilly and Co.	38,316	21,224,382
IDEXX Laboratories, Inc.(b)(c)	18,618	7,437,332
Intuitive Surgical, Inc.(b)	31,662	8,302,410
Stryker Corp.	33,004	8,918,341

		62,664,526

Industrials-12.79%
AMETEK, Inc.	58,775	8,273,757
Copart, Inc.(b)	207,625	9,035,840
Eaton Corp. PLC	41,844	8,699,786

	Shares	Value
Industrials-(continued)
Otis Worldwide Corp.	109,608	$8,462,834
Parker-Hannifin Corp.	22,838	8,425,167
Trane Technologies PLC(c)	46,098	8,772,910
TransDigm Group, Inc.(b)	10,631	8,803,425
Uber Technologies, Inc.(b)	205,005	8,872,616
W.W. Grainger, Inc.	13,010	9,495,088

		78,841,423

Information Technology-30.61%
Accenture PLC, Class A	68,676	20,402,953
Adobe, Inc.(b)	40,838	21,728,266
Apple, Inc.	119,701	20,441,340
Arista Networks, Inc.(b)(c)	48,485	9,714,940
Cadence Design Systems, Inc.(b)	40,317	9,670,032
Fortinet, Inc.(b)	155,899	8,912,746
Microsoft Corp.	65,788	22,243,581
Motorola Solutions, Inc.	32,954	9,176,371
NVIDIA Corp.	46,455	18,944,349
Oracle Corp.	182,036	18,822,522
Salesforce, Inc.(b)	102,604	20,605,961
Shopify, Inc., Class A (Canada)(b)	168,494	7,951,232

		188,614,293

Materials-1.30%
Sherwin-Williams Co. (The)	33,622	8,009,096

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $580,918,174)		616,710,918

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.69%
Invesco Private Government Fund, 5.32%(d)(e)(f)	8,087,181	8,087,181
Invesco Private Prime Fund, 5.53%(d)(e)(f)	20,803,030	20,805,110

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,893,790)		28,892,291

TOTAL INVESTMENTS IN SECURITIES-104.76% (Cost $609,811,964)		645,603,209
OTHER ASSETS LESS LIABILITIES-(4.76)%		(29,351,582)

NET ASSETS-100.00%		$616,251,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Large Cap Growth ETF (PWB)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$158,266	$1,805,943	$(1,964,209)	$-	$-	$-	$2,283

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	6,733,945	86,202,285	(84,849,049)	-	-	8,087,181	161,386	*

Invesco Private Prime Fund	17,315,858	177,919,735	(174,431,886)	(1,469)	2,872	20,805,110	425,038	*

Total	$24,208,069	$265,927,963	$(261,245,144)	$(1,469)	$2,872	$28,892,291	$588,707

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Information Technology	30.61

Consumer Discretionary	18.86

Financials	13.02

Industrials	12.79

Health Care	10.17

Communication Services	7.03

Consumer Staples	4.85

Sector Types Each Less Than 3%	2.74

Money Market Funds Plus Other Assets Less Liabilities	(0.07)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Large Cap Value ETF (PWV)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-6.84%
Comcast Corp., Class A	554,052	$22,876,807
Verizon Communications, Inc.	760,526	26,717,279

		49,594,086

Consumer Discretionary-5.19%
D.R. Horton, Inc.	92,181	9,623,696
Ford Motor Co.	909,542	8,868,035
General Motors Co.	327,846	9,245,257
Lennar Corp., Class A.	92,628	9,881,555

		37,618,543

Consumer Staples-5.52%
Altria Group, Inc.	253,557	10,185,385
Archer-Daniels-Midland Co.	133,669	9,566,690
Kimberly-Clark Corp.	84,390	10,096,420
Kraft Heinz Co. (The)	324,223	10,200,055

		40,048,550

Energy-15.66%
Chevron Corp.	158,733	23,132,160
Energy Transfer L.P.	835,888	10,991,927
Exxon Mobil Corp.	233,536	24,719,786
Marathon Petroleum Corp.	75,834	11,469,892
Phillips 66	96,010	10,951,861
Pioneer Natural Resources Co.	46,102	11,018,378
Valero Energy Corp.	82,490	10,476,230
Williams Cos., Inc. (The)	313,090	10,770,296

		113,530,530

Financials-22.04%
Aflac, Inc.(b)	147,710	11,537,628
American International Group, Inc.	189,035	11,589,736
Ameriprise Financial, Inc.	32,861	10,337,085
Bank of America Corp.	887,637	23,380,358
Capital One Financial Corp.	108,092	10,948,639
Chubb Ltd.	54,462	11,688,634
JPMorgan Chase & Co.	172,466	23,983,122
MetLife, Inc.	176,074	10,566,201
Morgan Stanley	304,264	21,547,976
Wells Fargo & Co.	608,375	24,195,074

		159,774,453

Health Care-16.98%
Abbott Laboratories	240,128	22,704,103
AbbVie, Inc.	170,307	24,043,942
Centene Corp.(c)	169,899	11,719,633
Cigna Group (The)	38,696	11,964,803
Gilead Sciences, Inc.(b)	141,989	11,151,816
HCA Healthcare, Inc.	39,294	8,885,945
Johnson & Johnson	152,086	22,560,437
Regeneron Pharmaceuticals, Inc.(c)	12,902	10,062,141

		123,092,820

	Shares	Value
Industrials-8.58%
Emerson Electric Co.	112,362	$9,996,847
FedEx Corp.	41,685	10,008,569
Illinois Tool Works, Inc.	45,759	10,255,507
PACCAR, Inc.(b)	127,667	10,536,358
United Parcel Service, Inc., Class B	151,318	21,373,667

		62,170,948

Information Technology-15.08%
Cisco Systems, Inc.	455,233	23,731,296
Dell Technologies, Inc., Class C	194,096	12,986,963
Intel Corp.	767,433	28,011,305
Lam Research Corp.	16,193	9,525,047
QUALCOMM, Inc.	230,607	25,133,857
TE Connectivity Ltd.	84,511	9,959,621

		109,348,089

Materials-2.64%
Nucor Corp.	64,098	9,473,043
Southern Copper Corp. (Mexico)	136,272	9,661,685

		19,134,728

Utilities-1.45%
PG&E Corp.(b)(c)	646,245	10,533,794

Total Common Stocks & Other Equity Interests (Cost $733,726,202)		724,846,541

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $91,549)	91,549	91,549

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $733,817,751)		724,938,090

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.98%
Invesco Private Government Fund, 5.32%(d)(e)(f)	8,086,547	8,086,547
Invesco Private Prime Fund, 5.53%(d)(e)(f)	20,796,116	20,798,196

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,883,456)		28,884,743

TOTAL INVESTMENTS IN SECURITIES-103.97% (Cost $762,701,207)		753,822,833
OTHER ASSETS LESS LIABILITIES-(3.97)%		(28,800,338)

NET ASSETS-100.00%		$725,022,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Large Cap Value ETF (PWV)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023. (c) Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$13,661,285	$(13,569,736)	$-	$-	$91,549	$6,994

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	99,066,148	(90,979,601)	-	-	8,086,547	108,972	*

Invesco Private Prime Fund	-	209,096,736	(188,299,633)	1,287	(194)	20,798,196	289,558	*

Total	$-	$321,824,169	$(292,848,970)	$1,287	$(194)	$28,976,292	$405,524

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Financials	22.04

Health Care	16.98

Energy	15.66

Information Technology	15.08

Industrials	8.58

Communication Services	6.84

Consumer Staples	5.52

Consumer Discretionary	5.19

Sector Types Each Less Than 3%	4.09

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 100 Equal Weight ETF (EQWL)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-9.43%
Alphabet, Inc., Class A(b)	14,205	$1,762,556
Alphabet, Inc., Class C(b)	12,088	1,514,626
AT&T, Inc.	249,842	3,847,567
Charter Communications, Inc., Class A(b)	8,508	3,427,023
Comcast Corp., Class A	79,891	3,298,699
Meta Platforms, Inc., Class A(b)	12,072	3,636,932
Netflix, Inc.(b)	8,116	3,341,276
T-Mobile US, Inc.(b)	26,142	3,760,788
Verizon Communications, Inc.	107,560	3,778,583
Walt Disney Co. (The)(b)	44,104	3,598,445

		31,966,495

Consumer Discretionary-9.51%
Amazon.com, Inc.(b)	26,035	3,464,998
Booking Holdings, Inc.(b)	1,152	3,213,573
Ford Motor Co.	292,342	2,850,335
General Motors Co.	109,213	3,079,807
Home Depot, Inc. (The)	10,948	3,116,786
Lowe’s Cos., Inc.(c)	15,555	2,964,316
McDonald’s Corp.	12,882	3,377,274
NIKE, Inc., Class B.	36,816	3,783,580
Starbucks Corp.	37,759	3,482,890
Tesla, Inc.(b)	14,477	2,907,561

		32,241,120

Consumer Staples-11.21%
Altria Group, Inc.	81,632	3,279,158
Coca-Cola Co. (The)	61,690	3,484,868
Colgate-Palmolive Co.	49,141	3,691,472
Costco Wholesale Corp.	6,533	3,609,091
Kraft Heinz Co. (The)	109,166	3,434,362
Mondelez International, Inc., Class A	51,544	3,412,728
PepsiCo, Inc.	20,412	3,332,871
Philip Morris International, Inc.	38,413	3,424,903
Procter & Gamble Co. (The)	23,521	3,528,856
Target Corp.	29,089	3,222,770
Walmart, Inc.	21,964	3,589,137

		38,010,216

Energy-2.92%
Chevron Corp.	21,525	3,136,838
ConocoPhillips	29,298	3,480,602
Exxon Mobil Corp.(c)	31,117	3,293,735

		9,911,175

Financials-17.79%
American Express Co.	22,848	3,336,493
American International Group, Inc.	60,311	3,697,667
Bank of America Corp.(c)	126,854	3,341,334
Bank of New York Mellon Corp. (The)	80,358	3,415,215
Berkshire Hathaway, Inc., Class B(b)	9,901	3,379,508
BlackRock, Inc.	5,215	3,193,040
Capital One Financial Corp.(c)	36,007	3,647,149
Charles Schwab Corp. (The)	60,639	3,155,654
Citigroup, Inc.	88,608	3,499,130
Goldman Sachs Group, Inc. (The)	11,046	3,353,676
JPMorgan Chase & Co.	25,011	3,478,030
Mastercard, Inc., Class A	8,682	3,267,471

	Shares	Value
Financials-(continued)
MetLife, Inc.	56,830	$3,410,368
Morgan Stanley	42,347	2,999,015
PayPal Holdings, Inc.(b)	58,968	3,054,542
U.S. Bancorp(c)	99,571	3,174,324
Visa, Inc., Class A(c)	14,549	3,420,470
Wells Fargo & Co.	87,762	3,490,295

		60,313,381

Health Care-14.04%
Abbott Laboratories	35,729	3,378,177
AbbVie, Inc.	24,140	3,408,085
Amgen, Inc.	13,862	3,544,513
Bristol-Myers Squibb Co.	59,128	3,046,866
CVS Health Corp.(c)	54,637	3,770,499
Danaher Corp.	16,410	3,151,048
Eli Lilly and Co.	6,136	3,398,915
Gilead Sciences, Inc.	47,329	3,717,220
Johnson & Johnson	22,403	3,323,261
Medtronic PLC	45,002	3,175,341
Merck & Co., Inc.	32,991	3,388,176
Pfizer, Inc.	104,995	3,208,647
Thermo Fisher Scientific, Inc.	6,949	3,090,707
UnitedHealth Group, Inc.	7,483	4,007,596

		47,609,051

Industrials-13.03%
3M Co.	33,869	3,080,386
Boeing Co. (The)(b)	17,038	3,183,039
Caterpillar, Inc.	12,743	2,880,555
Deere & Co.	8,993	3,285,682
Emerson Electric Co.	36,352	3,234,237
FedEx Corp.	14,197	3,408,700
General Dynamics Corp.(c)	16,509	3,983,787
General Electric Co.	32,211	3,499,081
Honeywell International, Inc.	19,489	3,571,554
Lockheed Martin Corp.	8,497	3,863,076
RTX Corp.(c)	43,069	3,505,386
Union Pacific Corp.(c)	16,973	3,523,765
United Parcel Service, Inc., Class B	22,337	3,155,101

		44,174,349

Information Technology-13.89%
Accenture PLC, Class A	11,048	3,282,250
Adobe, Inc.(b)	6,434	3,423,274
Advanced Micro Devices, Inc.(b)	33,903	3,339,446
Apple, Inc.	20,189	3,447,676
Broadcom, Inc.	4,187	3,522,816
Cisco Systems, Inc.	63,505	3,310,516
Intel Corp.	94,657	3,454,981
International Business Machines Corp.(c)	24,359	3,523,286
Microsoft Corp.	10,759	3,637,725
NVIDIA Corp.	7,895	3,219,581
Oracle Corp.	28,471	2,943,901
QUALCOMM, Inc.	33,907	3,695,524
Salesforce, Inc.(b)	15,999	3,213,079
Texas Instruments, Inc.	21,843	3,101,924

		47,115,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 100 Equal Weight ETF (EQWL)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Materials-2.00%
Dow, Inc.	66,981	$3,237,862
Linde PLC(c)	9,302	3,554,852

		6,792,714

Real Estate-2.06%
American Tower Corp.(c)	19,890	3,544,199
Simon Property Group, Inc.(c)	31,389	3,449,337

		6,993,536

Utilities-4.03%
Duke Energy Corp.	39,508	3,511,866
Exelon Corp.	88,598	3,450,006
NextEra Energy, Inc.(c)	53,807	3,136,948
Southern Co. (The)	52,951	3,563,603

		13,662,423

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $352,106,193)		338,790,439

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.94%
Invesco Private Government Fund, 5.32%(d)(e)(f)	5,642,285	$5,642,285
Invesco Private Prime Fund, 5.53%(d)(e)(f)	14,510,586	14,512,037

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,154,838)		20,154,322

TOTAL INVESTMENTS IN SECURITIES-105.85% (Cost $372,261,031)		358,944,761
OTHER ASSETS LESS LIABILITIES-(5.85)%		(19,848,805)

NET ASSETS-100.00%		$339,095,956

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$17,471	$3,696,183	$(3,713,654)	$-	$-	$-	$2,457

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	4,144,515	40,889,835	(39,392,065)	-	-	5,642,285	47,759	*

Invesco Private Prime Fund	10,657,324	73,290,664	(69,435,687)	(516)	252	14,512,037	125,489	*

Total	$14,819,310	$117,876,682	$(112,541,406)	$(516)	$252	$20,154,322	$175,705

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 100 Equal Weight ETF (EQWL)–(continued)

October 31, 2023

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2023

Financials	17.79

Health Care	14.04

Information Technology	13.89

Industrials	13.03

Consumer Staples	11.21

Consumer Discretionary	9.51

Communication Services	9.43

Utilities	4.03

Sector Types Each Less Than 3%	6.98

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500 GARP ETF (SPGP)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.33%
Alphabet, Inc., Class C(b)	379,205	$47,514,387

Consumer Discretionary-8.62%
D.R. Horton, Inc.	508,856	53,124,566
Lennar Corp., Class A	382,031	40,755,067
NVR, Inc.(b)(c)	6,887	37,276,714
Pool Corp.(c)	157,971	49,882,503
PulteGroup, Inc.	709,167	52,187,599
Tractor Supply Co.(c)	214,862	41,373,827
Ulta Beauty, Inc.(b)	89,190	34,009,039

		308,609,315

Consumer Staples-3.32%
Archer-Daniels-Midland Co.	568,859	40,713,239
Bunge Ltd.(c)	435,279	46,130,868
Procter & Gamble Co. (The)	214,027	32,110,471

		118,954,578

Energy-27.68%
APA Corp.	1,580,997	62,797,201
Chevron Corp.(c)	373,259	54,395,034
ConocoPhillips	537,255	63,825,894
Coterra Energy, Inc.(c)	2,622,870	72,128,925
Devon Energy Corp.	1,252,830	58,344,293
Diamondback Energy, Inc.	556,102	89,154,273
EOG Resources, Inc.	392,783	49,588,854
EQT Corp.(c)	1,547,379	65,577,922
Exxon Mobil Corp.	404,220	42,786,687
Marathon Oil Corp.	2,427,723	66,301,115
Marathon Petroleum Corp.(c)	577,357	87,325,246
Occidental Petroleum Corp.	923,413	57,076,157
ONEOK, Inc.	817,163	53,279,028
Phillips 66.	400,628	45,699,636
Pioneer Natural Resources Co.	269,831	64,489,609
Valero Energy Corp.	457,720	58,130,440

		990,900,314

Financials-3.57%
American International Group, Inc.	558,220	34,224,468
Arch Capital Group Ltd.(b)	431,516	37,403,807
Capital One Financial Corp.	301,496	30,538,530
Discover Financial Services	314,006	25,773,613

		127,940,418

Health Care-11.28%
Cigna Group (The)	116,960	36,164,032
Elevance Health, Inc.	77,894	35,059,310
Humana, Inc.	62,476	32,718,056
IDEXX Laboratories, Inc.(b)	69,916	27,929,344
Moderna, Inc.(b)(c)	640,852	48,679,118
Molina Healthcare, Inc.(b)(c)	174,040	57,946,618
Pfizer, Inc.	1,572,451	48,054,103
Regeneron Pharmaceuticals, Inc.(b)	65,895	51,390,852
Vertex Pharmaceuticals, Inc.(b)	182,172	65,966,303

		403,907,736

Industrials-8.94%
C.H. Robinson Worldwide, Inc.	469,531	38,421,722
Copart, Inc.(b)	936,053	40,737,026

	Shares	Value
Industrials-(continued)
Expeditors International of Washington, Inc.	519,215	$56,724,239
Generac Holdings, Inc.(b)(c)	420,911	35,385,988
J.B. Hunt Transport Services, Inc.	232,613	39,979,196
Old Dominion Freight Line, Inc.	130,858	49,288,974
United Parcel Service, Inc., Class B	183,160	25,871,350
W.W. Grainger, Inc.	46,124	33,662,679

		320,071,174

Information Technology-19.25%
Accenture PLC, Class A	98,166	29,164,137
Adobe, Inc.(b)	92,455	49,191,607
Apple, Inc.	243,762	41,627,237
Applied Materials, Inc	376,192	49,789,011
Arista Networks, Inc.(b)	284,138	56,932,731
Autodesk, Inc.(b)	214,776	42,446,181
Broadcom, Inc.	49,245	41,433,266
Gartner, Inc.(b)	114,948	38,167,334
KLA Corp.	124,046	58,264,406
Lam Research Corp.	84,482	49,694,002
Microsoft Corp.	120,002	40,573,876
NXP Semiconductors N.V. (China)	310,807	53,592,451
QUALCOMM, Inc.	473,096	51,562,733
Skyworks Solutions, Inc.	396,965	34,432,744
Teradyne, Inc.(c)	315,259	26,251,617
Texas Instruments, Inc.	183,388	26,042,930

		689,166,263

Materials-13.59%
Albemarle Corp.(c)	248,512	31,506,351
Celanese Corp.(c)	390,903	44,762,303
CF Industries Holdings, Inc.	1,084,514	86,522,527
Dow, Inc.(c)	731,233	35,347,803
DuPont de Nemours, Inc.(c)	635,874	46,342,497
LyondellBasell Industries N.V., Class A	370,600	33,442,944
Mosaic Co. (The)	1,959,316	63,638,584
Nucor Corp.	458,810	67,807,530
Steel Dynamics, Inc.	724,008	77,114,092

		486,484,631

Real Estate-2.38%
Public Storage(c)	127,168	30,356,273
Weyerhaeuser Co.(c)	1,918,504	55,041,880

		85,398,153

Total Common Stocks & Other Equity Interests (Cost $3,608,810,647)		3,578,946,969

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $624,869)	624,869	624,869

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $3,609,435,516)		3,579,571,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500 GARP ETF (SPGP)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.43%
Invesco Private Government Fund, 5.32%(d)(e)(f)	84,404,326	$84,404,326
Invesco Private Prime Fund, 5.53%(d)(e)(f)	217,348,405	217,370,140

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $301,769,690)		301,774,466

TOTAL INVESTMENTS IN SECURITIES-108.41% (Cost $3,911,205,206)		3,881,346,304
OTHER ASSETS LESS LIABILITIES-(8.41)%		(301,030,879)

NET ASSETS-100.00%		$3,580,315,425

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$25,240,215	$(24,615,346)	$-	$-	$624,869	$15,643

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	72,100,398	480,028,260	(467,724,332)	-	-	84,404,326	1,518,483	*

Invesco Private Prime Fund	125,583,975	925,687,703	(833,903,987)	11,178	(8,729)	217,370,140	4,106,503	*

Total	$197,684,373	$1,430,956,178	$(1,326,243,665)	$11,178	$(8,729)	$302,399,335	$5,640,629

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500 GARP ETF (SPGP)–continued)

October 31, 2023

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Energy	27.68

Information Technology	19.25

Materials	13.59

Health Care	11.28

Industrials	8.94

Consumer Discretionary	8.62

Financials	3.57

Consumer Staples	3.32

Sector Types Each Less Than 3%	3.71

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500 Value with Momentum ETF (SPVM)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.19%
Comcast Corp., Class A	5,758	$237,748
Omnicom Group, Inc.	2,375	177,911

		415,659

Consumer Discretionary-10.12%
BorgWarner, Inc.	9,636	355,568
D.R. Horton, Inc.	3,685	384,714
Ford Motor Co.	46,237	450,811
Genuine Parts Co.	1,508	194,321
Lennar Corp., Class A	4,432	472,806
LKQ Corp.	5,394	236,904
MGM Resorts International	8,312	290,255
NVR, Inc.(b)	40	216,505
PulteGroup, Inc.	7,013	516,087
Ralph Lauren Corp.	2,225	250,379
Tapestry, Inc.	5,572	153,564

		3,521,914

Consumer Staples-4.05%
Conagra Brands, Inc.	7,721	211,247
Dollar Tree, Inc.(b)	1,779	197,629
JM Smucker Co. (The)	1,618	184,193
Kraft Heinz Co. (The)	10,163	319,728
Molson Coors Beverage Co., Class B	4,141	239,226
Walmart, Inc.	1,571	256,717

		1,408,740

Energy-26.24%
APA Corp.	11,253	446,969
Chevron Corp.	2,411	351,355
ConocoPhillips	3,175	377,190
Coterra Energy, Inc.	19,915	547,663
Devon Energy Corp.	8,524	396,963
Diamondback Energy, Inc.	3,427	549,417
EOG Resources, Inc.	3,007	379,634
EQT Corp.	15,291	648,033
Exxon Mobil Corp.	3,769	398,949
Kinder Morgan, Inc.	20,262	328,244
Marathon Oil Corp.	20,735	566,273
Marathon Petroleum Corp.	6,637	1,003,846
Occidental Petroleum Corp.	6,214	384,087
ONEOK, Inc.	4,647	302,984
Phillips 66	7,791	888,719
Pioneer Natural Resources Co.	1,733	414,187
Targa Resources Corp.	3,418	285,779
Valero Energy Corp.	6,787	861,949

		9,132,241

Financials-18.60%
Aflac, Inc.	4,644	362,743
Arch Capital Group Ltd.(b)	3,714	321,929
Bank of New York Mellon Corp. (The)	9,764	414,970
Chubb Ltd.	1,617	347,040
Citigroup, Inc.	12,216	482,410
Discover Financial Services.	3,189	261,753
Everest Group Ltd.	930	367,927
Globe Life, Inc.	2,476	288,107
Goldman Sachs Group, Inc. (The)	1,142	346,723

	Shares	Value
Financials-(continued)
Hartford Financial Services Group, Inc. (The)	5,225	$383,776
JPMorgan Chase & Co.	2,394	332,910
MetLife, Inc.	7,339	440,413
Morgan Stanley	3,406	241,213
Principal Financial Group, Inc.	7,513	508,480
Raymond James Financial, Inc.	2,962	282,693
State Street Corp.	5,781	373,626
Travelers Cos., Inc. (The)	1,870	313,113
Wells Fargo & Co.	10,092	401,358

		6,471,184

Health Care-10.60%
Cardinal Health, Inc.	4,245	386,295
Cencora, Inc.	2,353	435,658
Cigna Group (The)	1,938	599,229
Elevance Health, Inc.	675	303,811
Henry Schein, Inc.(b)	3,643	236,722
Humana, Inc.	559	292,743
McKesson Corp.	1,058	481,771
Molina Healthcare, Inc.(b)	1,129	375,900
Quest Diagnostics, Inc.	1,696	220,650
Universal Health Services, Inc., Class B	2,820	355,010

		3,687,789

Industrials-10.32%
C.H. Robinson Worldwide, Inc.	3,427	280,431
Carrier Global Corp.	4,766	227,148
Cummins, Inc.	1,334	288,544
Expeditors International of Washington, Inc.	1,922	209,979
FedEx Corp.	1,536	368,794
General Electric Co.	2,289	248,654
Huntington Ingalls Industries, Inc.	1,565	344,018
PACCAR, Inc.	3,904	322,197
RTX Corp.	2,362	192,243
Snap-on, Inc.	801	206,610
Textron, Inc.	4,887	371,412
United Rentals, Inc.	660	268,138
Wabtec Corp.	2,463	261,127

		3,589,295

Information Technology-1.32%
Hewlett Packard Enterprise Co.	29,752	457,586

Materials-6.93%
Albemarle Corp.	1,645	208,553
Corteva, Inc.	4,221	203,199
DuPont de Nemours, Inc.	6,847	499,009
LyondellBasell Industries N.V., Class A	4,639	418,623
Nucor Corp.	3,540	523,177
Steel Dynamics, Inc.	5,260	560,243

		2,412,804

Real Estate-0.62%
VICI Properties, Inc.	7,749	216,197

Utilities-9.91%
Ameren Corp.	2,692	203,811
American Electric Power Co., Inc.	2,835	214,156
Atmos Energy Corp.	2,063	222,102
CenterPoint Energy, Inc.	8,275	222,432
Consolidated Edison, Inc.	3,255	285,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500 Value with Momentum ETF (SPVM)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Utilities-(continued)
Edison International.	3,412	$215,161
Evergy, Inc.	4,905	241,032
NiSource, Inc.	9,454	237,863
NRG Energy, Inc.	8,731	370,020
PG&E Corp.(b)	17,486	285,022
Pinnacle West Capital Corp.	3,559	264,007
PPL Corp.	9,947	244,398
Sempra	3,396	237,822
Xcel Energy, Inc.	3,443	204,066

		3,447,648

Total Common Stocks & Other Equity Interests (Cost $36,644,707)		34,761,057

	Shares	Value
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(c)(d) (Cost $77,045)	77,045	$77,045

TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $36,721,752)		34,838,102
OTHER ASSETS LESS LIABILITIES-(0.12)%		(41,046)

NET ASSETS-100.00%		$34,797,056

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$22,944	$875,271	$(821,170)	$-	$-	$77,045	$1,548

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	428,564	(428,564)	-	-	-	189	*

Invesco Private Prime Fund	-	1,305,914	(1,305,900)	-	(14)	-	583	*

Total	$22,944	$2,609,749	$(2,555,634)	$-	$(14)	$77,045	$2,320

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500 Value with Momentum ETF (SPVM)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Energy	26.24

Financials	18.60

Health Care	10.60

Industrials	10.32

Consumer Discretionary	10.12

Utilities	9.91

Materials	6.93

Consumer Staples	4.05

Sector Types Each Less Than 3%	3.13

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P MidCap Momentum ETF (XMMO)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-0.74%
TKO Group Holdings, Inc.(b)	95,884	$7,860,570

Consumer Discretionary-14.58%
Deckers Outdoor Corp.(b)(c)	72,923	43,539,406
Dick’s Sporting Goods, Inc.(b)	114,856	12,283,849
Five Below, Inc.(b)(c)	114,676	19,951,331
KB Home	182,228	8,054,478
Penske Automotive Group, Inc.	34,087	4,877,168
Skechers U.S.A., Inc., Class A(c)	238,810	11,515,418
Taylor Morrison Home Corp., Class A(b)(c)	257,614	9,871,768
Tempur Sealy International, Inc.(b)	359,467	14,353,517
Texas Roadhouse, Inc.(b)	114,202	11,596,071
Toll Brothers, Inc.(b)	270,015	19,092,761

		155,135,767

Consumer Staples-8.06%
BellRing Brands, Inc.(c)	248,010	10,845,477
Casey’s General Stores, Inc.	59,851	16,274,085
Celsius Holdings, Inc.(b)(c)	74,856	11,384,849
Coty, Inc., Class A(b)(c)	736,608	6,902,017
Ingredion, Inc.(b)	118,856	11,122,545
Lancaster Colony Corp.(b)	44,197	7,476,807
Sprouts Farmers Market, Inc.(b)(c)	161,390	6,781,608
US Foods Holding Corp.(c)	383,966	14,951,636

		85,739,024

Energy-1.82%
ChampionX Corp.(b)	412,625	12,708,850
Valaris Ltd.(b)(c)	100,419	6,631,671

		19,340,521

Financials-13.33%
CNO Financial Group, Inc.(b)	198,611	4,603,803
Evercore, Inc., Class A(b)	55,718	7,253,369
FirstCash Holdings, Inc.(b)	60,873	6,630,287
Interactive Brokers Group, Inc., Class A(b)	215,870	17,284,711
Kinsale Capital Group, Inc.(b)	39,964	13,344,379
Old Republic International Corp.	464,370	12,714,451
Primerica, Inc.	105,615	20,189,363
RenaissanceRe Holdings Ltd. (Bermuda)	92,333	20,275,403
RLI Corp.	63,899	8,513,903
Selective Insurance Group, Inc.	115,070	11,979,938
Unum Group.	390,365	19,088,849

		141,878,456

Health Care-3.87%
Encompass Health Corp.	163,455	10,225,745
Haemonetics Corp.(c)	79,153	6,746,210
Penumbra, Inc.(b)(c)	126,899	24,256,744

		41,228,699

Industrials-36.69%
AECOM	196,445	15,037,865
Builders FirstSource, Inc.(c)	390,369	42,362,844
Clean Harbors, Inc.(c)	138,419	21,270,848
Crane Co.(b)	100,739	9,804,927
Curtiss-Wright Corp.	71,486	14,212,132
EMCOR Group, Inc.	162,695	33,620,922
EnerSys	93,106	7,968,011

	Shares	Value
Industrials-(continued)
Esab Corp.	139,249	$8,814,462
ITT, Inc.	130,503	12,182,455
Landstar System, Inc.	63,756	10,505,714
Lennox International, Inc.	67,555	25,031,830
Lincoln Electric Holdings, Inc.(b)	130,832	22,869,434
MasTec, Inc.(c)	108,883	6,472,005
MSC Industrial Direct Co., Inc., Class A(b)	81,581	7,729,800
nVent Electric PLC(b)	358,736	17,265,964
Owens Corning	188,208	21,337,141
Ryder System, Inc.(b)	66,873	6,522,792
Saia, Inc.(b)(c)	56,717	20,332,477
Science Applications International Corp.(b)	94,922	10,369,279
Simpson Manufacturing Co., Inc.	88,894	11,838,903
Terex Corp.	153,083	7,011,201
Timken Co. (The)(b)	121,791	8,418,194
Watsco, Inc.(b)	59,731	20,839,548
Watts Water Technologies, Inc., Class A(b)	46,552	8,053,961
XPO, Inc.(b)(c)	271,463	20,579,610

		390,452,319

Information Technology-13.89%
Allegro MicroSystems, Inc. (Japan)(b)(c)	215,400	5,591,784
Belden, Inc.	90,068	6,385,821
CommVault Systems, Inc.(b)(c)	83,681	5,468,553
Crane NXT Co.(b)	149,252	7,761,104
Dynatrace, Inc.(b)(c)	375,345	16,781,675
Jabil, Inc.(b)	451,756	55,475,637
Super Micro Computer, Inc.(b)(c)	157,617	37,744,543
Teradata Corp.(c)	189,519	8,096,252
Vishay Intertechnology, Inc.(b)	203,589	4,527,819

		147,833,188

Materials-7.00%
Commercial Metals Co.	208,012	8,796,827
Eagle Materials, Inc.(b)	72,305	11,128,463
NewMarket Corp.(b)	18,091	8,722,576
Reliance Steel & Aluminum Co.	144,327	36,713,902
Westlake Corp.(b)	52,388	6,043,480
Worthington Industries, Inc.	49,331	3,039,776

		74,445,024

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $1,038,860,751)		1,063,913,568

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.67%
Invesco Private Government Fund, 5.32%(d)(e)(f)	40,713,713	40,713,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P MidCap Momentum ETF (XMMO)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.53%(d)(e)(f)	104,708,002	$104,718,473

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $145,431,087)		145,432,186

TOTAL INVESTMENTS IN SECURITIES-113.65% (Cost $1,184,291,838)		1,209,345,754
OTHER ASSETS LESS LIABILITIES-(13.65)%		(145,276,252)

NET ASSETS-100.00%		$1,064,069,502

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$333,211	$42,640,027	$(42,973,238)	$-	$-	$-	$18,807

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	27,988,178	208,239,891	(195,514,356)	-	-	40,713,713	696,157	*

Invesco Private Prime Fund	71,341,758	421,514,775	(388,144,713)	4,778	1,875	104,718,473	1,871,842	*

Total	$99,663,147	$672,394,693	$(626,632,307)	$4,778	$1,875	$145,432,186	$2,586,806

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P MidCap Momentum ETF (XMMO)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Industrials	36.69

Consumer Discretionary	14.58

Information Technology	13.89

Financials	13.33

Consumer Staples	8.06

Materials	7.00

Health Care	3.87

Sector Types Each Less Than 3%	2.56

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P MidCap Quality ETF (XMHQ)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Consumer Discretionary-17.02%
Boyd Gaming Corp.(b)	215,877	$11,927,204
Capri Holdings Ltd.(c)	334,671	17,128,462
Deckers Outdoor Corp.(c)	73,095	43,642,101
Gentex Corp.	612,583	17,568,880
Grand Canyon Education, Inc.(c)	98,516	11,657,398
Light & Wonder, Inc.(b)(c)	366,301	26,780,266
Murphy USA, Inc.	81,105	29,415,972
Polaris, Inc.(b)	147,994	12,789,642
Taylor Morrison Home Corp., Class A(c)	313,436	12,010,868
Texas Roadhouse, Inc.(b)	199,467	20,253,879
Toll Brothers, Inc.	261,862	18,516,262
TopBuild Corp.(c)	86,949	19,890,453
Williams-Sonoma, Inc.(b)	248,411	37,321,269

		278,902,656

Consumer Staples-1.22%
Boston Beer Co., Inc. (The), Class A(b)(c)	28,318	9,456,796
Coca-Cola Consolidated, Inc.	16,659	10,601,954

		20,058,750

Energy-13.00%
Antero Resources Corp.(c)	881,615	25,954,746
ChampionX Corp.(b)	522,049	16,079,109
CNX Resources Corp.(b)(c)	663,584	14,413,044
Matador Resources Co.(b)	337,107	20,796,131
Murphy Oil Corp.	411,232	18,451,980
PBF Energy, Inc., Class A	566,822	26,941,050
Range Resources Corp.(b)	1,158,597	41,524,117
Southwestern Energy Co.(c)	5,319,117	37,925,304
Valaris Ltd.(b)(c)	164,505	10,863,910

		212,949,391

Financials-11.25%
Affiliated Managers Group, Inc.	111,832	13,728,496
American Financial Group, Inc.	203,015	22,201,721
East West Bancorp, Inc.(b)	379,664	20,357,584
Essent Group Ltd.	297,455	14,051,774
Evercore, Inc., Class A	112,188	14,604,634
Federated Hermes, Inc., Class B	243,886	7,731,186
Kinsale Capital Group, Inc.	61,334	20,480,036
MGIC Investment Corp.	831,169	13,996,886
RLI Corp	199,618	26,597,102
SEI Investments Co.	318,605	17,096,344
Western Union Co. (The)(b)	1,197,845	13,523,670

		184,369,433

Health Care-4.60%
Azenta, Inc.(b)(c)	178,360	8,106,462
Chemed Corp.	49,928	28,091,989
Medpace Holdings, Inc.(c)	130,719	31,721,580
Patterson Cos., Inc.	246,001	7,493,190

		75,413,221

Industrials-30.38%
Acuity Brands, Inc.(b)	84,923	13,754,978
Advanced Drainage Systems, Inc.	170,493	18,213,767
AGCO Corp.	166,979	19,145,812
Builders FirstSource, Inc.(b)(c)	565,919	61,413,530
Carlisle Cos., Inc.(b)	154,137	39,164,670

	Shares	Value
Industrials-(continued)
Donaldson Co., Inc.	372,872	$21,499,800
EMCOR Group, Inc.	141,802	29,303,383
ExlService Holdings, Inc.(b)(c)	485,745	12,682,802
Exponent, Inc.(b)	165,536	12,132,134
Fortune Brands Innovations, Inc.	425,524	23,744,239
Genpact Ltd.	487,654	16,355,915
Graco, Inc.(b)	444,144	33,022,106
Insperity, Inc.	139,193	14,732,187
Landstar System, Inc.	155,546	25,630,870
MSC Industrial Direct Co., Inc., Class A	133,104	12,611,604
Owens Corning	270,380	30,652,981
Terex Corp.	177,027	8,107,837
Tetra Tech, Inc.	163,156	24,621,872
Trex Co., Inc.(b)(c)	294,375	16,546,819
UFP Industries, Inc.	171,845	16,354,489
Watsco, Inc.(b)	101,935	35,564,102
Watts Water Technologies, Inc., Class A	72,988	12,627,654

		497,883,551

Information Technology-14.25%
Belden, Inc.	124,169	8,803,582
Cognex Corp.(b)	498,229	17,931,262
Crane NXT Co.	131,568	6,841,536
IPG Photonics Corp.(c)	102,728	8,824,335
Jabil, Inc.	408,431	50,155,327
Lattice Semiconductor Corp.(b)(c)	539,876	30,022,504
Manhattan Associates, Inc.(c)	362,722	70,723,535
Power Integrations, Inc.(b)	205,508	14,247,870
Qualys, Inc.(b)(c)	169,340	25,900,553

		233,450,504

Materials-8.27%
Ashland, Inc.	146,299	11,210,892
Cabot Corp.	152,652	10,148,305
Eagle Materials, Inc.	131,306	20,209,307
Greif, Inc., Class A	71,154	4,518,279
Louisiana-Pacific Corp.	252,289	12,937,380
NewMarket Corp.(b)	24,382	11,755,781
Olin Corp.	416,228	17,781,260
Reliance Steel & Aluminum Co.(b)	184,886	47,031,301

		135,592,505

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $1,631,765,061)		1,638,620,011

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.55%
Invesco Private Government Fund, 5.32%(d)(e)(f)	39,214,056	39,214,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P MidCap Quality ETF (XMHQ)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.53%(d)(e)(f)	100,805,021	$100,815,102

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $140,025,226)		140,029,158

TOTAL INVESTMENTS IN SECURITIES-108.54% (Cost $1,771,790,287)		1,778,649,169
OTHER ASSETS LESS LIABILITIES-(8.54)%		(139,943,389)

NET ASSETS-100.00%		$1,638,705,780

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$547,107	$6,780,209	$(7,327,316)	$-	$-	$-	$13,360

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	29,590,609	270,063,497	(260,440,050)	-	-	39,214,056	840,804	*

Invesco Private Prime Fund	76,090,138	500,165,970	(475,452,629)	8,698	2,925	100,815,102	2,309,700	*

Total	$106,227,854	$777,009,676	$(743,219,995)	$8,698	$2,925	$140,029,158	$3,163,864

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P MidCap Quality ETF (XMHQ)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Industrials	30.38

Consumer Discretionary	17.02

Information Technology	14.25

Energy	13.00

Financials	11.25

Materials	8.27

Health Care	4.60

Consumer Staples	1.22

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P MidCap Value with Momentum ETF (XMVM)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-0.98%
Nexstar Media Group, Inc., Class A(b)	11,866	$1,662,189

Consumer Discretionary-15.59%
Adient PLC(b)(c)	76,322	2,571,288
AutoNation, Inc.(c)	22,401	2,913,922
Brunswick Corp.(b)	19,560	1,358,833
Graham Holdings Co., Class B	3,974	2,299,833
Harley-Davidson, Inc.(b)	66,038	1,773,120
KB Home	69,698	3,080,653
Light & Wonder, Inc.(c)	36,020	2,633,422
Murphy USA, Inc.	7,704	2,794,164
PVH Corp.	23,522	1,748,861
Taylor Morrison Home Corp., Class A(b)(c)	72,690	2,785,481
Toll Brothers, Inc.	35,537	2,512,821

		26,472,398

Consumer Staples-7.91%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	23,418	1,595,234
Casey’s General Stores, Inc.	6,684	1,817,446
Ingredion, Inc.	13,805	1,291,872
Performance Food Group Co.(c)	52,411	3,027,259
Post Holdings, Inc.(b)(c)	20,228	1,623,904
Sprouts Farmers Market, Inc.(b)(c)	44,628	1,875,269
US Foods Holding Corp.(c)	56,266	2,190,998

		13,421,982

Energy-15.42%
Chord Energy Corp.(b)	20,853	3,447,418
HF Sinclair Corp.	114,853	6,360,559
Matador Resources Co.	45,890	2,830,954
Murphy Oil Corp.	74,098	3,324,777
PBF Energy, Inc., Class A(b)	136,556	6,490,507
Range Resources Corp.(b)	104,200	3,734,528

		26,188,743

Financials-23.89%
Affiliated Managers Group, Inc.	14,072	1,727,479
Bank OZK(b)	53,893	1,929,908
CNO Financial Group, Inc.	95,916	2,223,333
Essent Group Ltd.	47,182	2,228,878
F.N.B. Corp.(b)	225,654	2,412,241
First American Financial Corp.(b)	30,322	1,559,764
Home BancShares, Inc.(b)	65,623	1,341,990
International Bancshares Corp.(b)	39,219	1,718,969
Jefferies Financial Group, Inc.	78,058	2,511,906
Kemper Corp.	29,829	1,189,581
MGIC Investment Corp.	162,194	2,731,347
New York Community Bancorp, Inc.(b)	209,546	1,986,496
Old Republic International Corp.	78,436	2,147,578
Prosperity Bancshares, Inc.(b)	36,923	2,013,780
Reinsurance Group of America, Inc.	14,890	2,225,608
Stifel Financial Corp.	30,583	1,743,231
Texas Capital Bancshares, Inc.(c)	47,112	2,593,987
United Bankshares, Inc.	61,258	1,742,178
Unum Group	64,100	3,134,490
Voya Financial, Inc.(b)	20,969	1,400,100

		40,562,844

	Shares	Value
Health Care-1.45%
Perrigo Co. PLC(b)	46,717	$1,291,258
Tenet Healthcare Corp.(c)	21,833	1,172,432

		2,463,690

Industrials-13.10%
AGCO Corp.	16,126	1,849,007
Builders FirstSource, Inc.(c)	14,059	1,525,683
Fluor Corp.(c)	69,293	2,306,764
Knight-Swift Transportation Holdings, Inc.	30,446	1,488,505
MDU Resources Group, Inc.	77,266	1,437,920
Owens Corning	15,435	1,749,866
Regal Rexnord Corp.	10,060	1,191,205
Ryder System, Inc.	43,864	4,278,494
Terex Corp.	32,398	1,483,828
Timken Co. (The)(b)	16,684	1,153,198
UFP Industries, Inc.	25,829	2,458,146
Werner Enterprises, Inc.(b)	36,474	1,324,736

		22,247,352

Information Technology-10.90%
Amkor Technology, Inc.	70,224	1,464,873
Arrow Electronics, Inc.(c)	29,613	3,358,410
Avnet, Inc.	107,710	4,990,204
Crane NXT Co.	35,405	1,841,060
Jabil, Inc.	20,918	2,568,731
Kyndryl Holdings, Inc.(c)	192,440	2,815,397
Vishay Intertechnology, Inc.(b)	66,099	1,470,042

		18,508,717

Materials-7.77%
Ashland, Inc.	15,729	1,205,313
Commercial Metals Co.	62,841	2,657,546
Greif, Inc., Class A.	41,404	2,629,154
Olin Corp.	38,440	1,642,157
Reliance Steel & Aluminum Co.	7,539	1,917,771
Sonoco Products Co.	23,341	1,209,297
Worthington Industries, Inc.	31,286	1,927,843

		13,189,081

Utilities-2.98%
ALLETE, Inc.(b)	23,922	1,280,784
NorthWestern Energy Group, Inc.(b)	25,515	1,224,975
Portland General Electric Co.	28,007	1,120,840
Spire, Inc.(b)	25,834	1,437,146

		5,063,745

Total Common Stocks & Other Equity Interests (Cost $170,011,288)		169,780,741

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $118,808)	118,808	118,808

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $170,130,096)		169,899,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P MidCap Value with Momentum ETF (XMVM)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.09%
Invesco Private Government Fund, 5.32%(d)(e)(f)	6,608,564	$6,608,564
Invesco Private Prime Fund, 5.53%(d)(e)(f)	17,317,156	17,318,888

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,927,637)		23,927,452

TOTAL INVESTMENTS IN SECURITIES-114.15% (Cost $194,057,733)		193,827,001
OTHER ASSETS LESS LIABILITIES-(14.15)%		(24,025,452)

NET ASSETS-100.00%		$169,801,549

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$234,059	$3,537,240	$(3,652,491)	$-	$-	$118,808	$4,344

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	10,391,714	51,407,551	(55,190,701)	-	-	6,608,564	152,650	*

Invesco Private Prime Fund	25,480,378	107,389,874	(115,552,108)	177	567	17,318,888	408,183	*

Total	$36,106,151	$162,334,665	$(174,395,300)	$177	$567	$24,046,260	$565,177

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P MidCap Value with Momentum ETF (XMVM)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Financials	23.89

Consumer Discretionary	15.59

Energy	15.42

Industrials	13.10

Information Technology	10.90

Consumer Staples	7.91

Materials	7.77

Sector Types Each Less Than 3%	5.41

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P SmallCap Momentum ETF (XSMO)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-2.68%
Cars.com, Inc.(b)	51,321	$781,619
Madison Square Garden Sports Corp., Class A(b)	11,599	1,950,256
Yelp, Inc.(b)	36,612	1,544,660

		4,276,535

Consumer Discretionary-17.86%
Abercrombie & Fitch Co., Class A(b)	38,480	2,340,354
Academy Sports & Outdoors, Inc.(c)	34,482	1,546,173
Asbury Automotive Group, Inc.(b)(c)	8,317	1,591,624
BJ’s Restaurants, Inc.(b)(c)	13,288	341,767
Bloomin’ Brands, Inc.(c)	42,734	997,412
Boot Barn Holdings, Inc.(b)(c)	14,460	1,004,970
Buckle, Inc. (The)(c)	14,762	498,513
Century Communities, Inc.	15,972	982,278
Chuy’s Holdings, Inc.(b)(c)	15,747	530,044
Ethan Allen Interiors, Inc.	13,945	366,196
Green Brick Partners, Inc.(b)	20,498	793,273
Group 1 Automotive, Inc.(c)	7,926	1,999,968
Haverty Furniture Cos., Inc.	7,073	184,252
Installed Building Products, Inc.	12,325	1,376,333
Jack in the Box, Inc.(c)	10,792	681,839
M.D.C. Holdings, Inc.	35,650	1,352,917
M/I Homes, Inc.(b)	27,948	2,293,692
Meritage Homes Corp.	26,494	3,020,846
ODP Corp. (The)(b)	17,446	783,674
Patrick Industries, Inc.	11,012	827,552
Shake Shack, Inc., Class A(b)(c)	19,063	1,068,290
Tri Pointe Homes, Inc.(b)	76,120	1,907,567
Upbound Group, Inc.(c)	25,155	655,539
Urban Outfitters, Inc.(b)	38,767	1,342,113

		28,487,186

Consumer Staples-5.67%
Andersons, Inc. (The)	14,698	736,811
e.l.f. Beauty, Inc.(b)	54,747	5,071,215
Inter Parfums, Inc.	15,404	1,958,002
John B. Sanfilippo & Son, Inc.	6,505	665,201
Vector Group Ltd.	59,585	612,534

		9,043,763

Energy-5.12%
Archrock, Inc.	78,497	994,557
Dorian LPG Ltd..	34,138	1,091,392
Helix Energy Solutions Group, Inc.(b)	134,730	1,320,354
Northern Oil and Gas, Inc.	37,188	1,425,788
Oceaneering International, Inc.(b)	75,752	1,665,786
Oil States International, Inc.(b)	30,357	220,392
Par Pacific Holdings, Inc.(b)	43,893	1,440,568

		8,158,837

Financials-6.42%
AMERISAFE, Inc.(c)	9,668	492,778
Avantax, Inc.(b)	16,050	414,251
Bancorp, Inc. (The)(b)	27,242	971,177
Enova International, Inc.(b)	19,018	758,438
Genworth Financial, Inc., Class A(b)	221,884	1,329,085
NMI Holdings, Inc., Class A(b)	48,927	1,338,154

	Shares	Value
Financials-(continued)
Pathward Financial, Inc.	16,394	$742,484
PROG Holdings, Inc.(b)	38,347	1,050,324
Radian Group, Inc.	74,101	1,877,719
SiriusPoint Ltd. (Bermuda)(b)(c)	86,004	847,139
WisdomTree, Inc.(c)	66,683	413,435

		10,234,984

Health Care-7.14%
Amphastar Pharmaceuticals, Inc.(b)	24,329	1,101,374
ANI Pharmaceuticals, Inc.(b)	9,359	577,825
Collegium Pharmaceutical, Inc.(b)(c)	14,729	320,503
Ensign Group, Inc. (The)(c)	24,472	2,363,995
Glaukos Corp.(b)	23,448	1,599,154
Merit Medical Systems, Inc.(b)	28,639	1,968,645
NeoGenomics, Inc.(b)	59,122	828,890
RadNet, Inc.(b)(c)	35,619	960,288
Schrodinger, Inc.(b)(c)	26,134	567,108
UFP Technologies, Inc.(b)(c)	7,060	1,100,795

		11,388,577

Industrials-23.50%
AAON, Inc.(c)	53,584	2,919,256
AAR Corp.(b)	17,407	1,033,279
Alamo Group, Inc.	7,036	1,127,871
American Woodmark Corp.(b)	8,925	600,028
Applied Industrial Technologies, Inc.	22,846	3,507,089
Arcosa, Inc.	28,131	1,943,008
Boise Cascade Co.	25,354	2,376,937
Comfort Systems USA, Inc.	26,380	4,797,203
Enerpac Tool Group Corp.	28,909	818,125
EnPro Industries, Inc.	12,953	1,438,560
Enviri Corp.(b)	50,186	288,068
ESCO Technologies, Inc.	12,639	1,228,764
Federal Signal Corp.	41,890	2,431,296
Gibraltar Industries, Inc.(b)	15,190	924,463
GMS, Inc.(b)	20,269	1,185,331
Granite Construction, Inc.(c)	23,904	967,634
Griffon Corp.	24,362	973,018
Matthews International Corp., Class A(c)	24,309	861,511
Moog, Inc., Class A	12,198	1,415,578
MYR Group, Inc.(b)	10,067	1,166,061
Powell Industries, Inc.	9,184	703,954
SkyWest, Inc.(b)	28,852	1,216,689
SPX Technologies, Inc.(b)	23,602	1,890,992
Standex International Corp.	8,828	1,267,436
Wabash National Corp.(c)	19,263	398,551

		37,480,702

Information Technology-22.25%
Adeia, Inc.	74,222	625,691
Advanced Energy Industries, Inc.(c)	19,809	1,728,533
Agilysys, Inc.(b)	11,189	959,904
Axcelis Technologies, Inc.(b)(c)	32,999	4,207,373
Badger Meter, Inc.	25,456	3,526,929
Cohu, Inc.(b)(c)	26,894	810,585
Digi International, Inc.(b)(c)	19,105	481,064
DoubleVerify Holdings, Inc.(b)(c)	96,695	2,691,022
Extreme Networks, Inc.(b)	110,560	2,279,747
Insight Enterprises, Inc.(b)(c)	25,530	3,658,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P SmallCap Momentum ETF (XSMO)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
InterDigital, Inc.	16,057	$1,208,289
N-able, Inc.(b)	33,810	438,178
PDF Solutions, Inc.(b)(c)	20,516	544,290
Progress Software Corp.	23,444	1,204,553
Rambus, Inc.(b)	109,718	5,960,979
Sanmina Corp.(b)	27,567	1,402,333
SPS Commerce, Inc.(b)(c)	23,391	3,750,513

		35,478,432

Materials-7.38%
ATI, Inc.(b)(c)	106,973	4,040,370
Carpenter Technology Corp.	36,950	2,317,504
Haynes International, Inc.	5,304	228,205
Koppers Holdings, Inc.	14,480	529,534
Materion Corp.	9,732	943,810
O-I Glass, Inc.(b)	93,614	1,446,336
Olympic Steel, Inc.	7,103	360,619
Sylvamo Corp.	14,451	640,179
Warrior Met Coal, Inc.	25,974	1,265,713

		11,772,270

Real Estate-1.95%
eXp World Holdings, Inc.(c)	37,800	501,606
St. Joe Co. (The)	22,381	1,043,850
Tanger Factory Outlet Centers, Inc.	69,132	1,558,926

		3,104,382

Total Common Stocks & Other Equity Interests (Cost $157,372,650)		159,425,668

	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $127,363)	127,363	$127,363

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $157,500,013)		159,553,031

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-22.29%
Invesco Private Government Fund, 5.32%(d)(e)(f)	9,950,373	9,950,373
Invesco Private Prime Fund, 5.53%(d)(e)(f)	25,589,609	25,592,168

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,541,453)		35,542,541

TOTAL INVESTMENTS IN SECURITIES-122.34% (Cost $193,041,466)		195,095,572
OTHER ASSETS LESS LIABILITIES-(22.34)%		(35,627,772)

NET ASSETS-100.00%		$159,467,800

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$243,605	$2,115,507	$(2,231,749)	$-	$-	$127,363	$3,378

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	9,771,272	45,606,621	(45,427,520)	-	-	9,950,373	241,241	*

Invesco Private Prime Fund	31,554,662	103,209,804	(109,177,089)	2,875	1,916	25,592,168	644,665	*

Total	$41,569,539	$150,931,932	$(156,836,358)	$2,875	$1,916	$35,669,904	$889,284

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Momentum ETF (XSMO)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Industrials	23.50

Information Technology	22.25

Consumer Discretionary	17.86

Materials	7.38

Health Care	7.14

Financials	6.42

Consumer Staples	5.67

Energy	5.12

Sector Types Each Less Than 3%	4.63

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Consumer Discretionary-22.65%
Academy Sports & Outdoors, Inc.(b)	73,137	$3,279,463
American Axle & Manufacturing Holdings, Inc.(c)	967,517	6,530,740
America’s Car-Mart, Inc.(b)(c)	50,985	3,414,975
Asbury Automotive Group, Inc.(b)(c)	26,329	5,038,581
Caleres, Inc.(b)	356,285	9,113,770
Century Communities, Inc.(b)	84,087	5,171,351
Chico’s FAS, Inc.(b)(c)	1,112,694	8,322,951
Ethan Allen Interiors, Inc.	153,061	4,019,382
Group 1 Automotive, Inc.(b)	30,815	7,775,549
Haverty Furniture Cos., Inc.(b)	179,223	4,668,759
Hibbett, Inc.(b)	189,852	8,746,482
La-Z-Boy, Inc.(b)	168,897	4,938,548
LCI Industries(b)	31,013	3,364,600
M.D.C. Holdings, Inc.	124,459	4,723,219
M/I Homes, Inc.(c)	88,186	7,237,425
Meritage Homes Corp.	41,674	4,751,669
ODP Corp. (The)(b)(c)	136,716	6,141,283
Patrick Industries, Inc.(b)	75,799	5,696,295
Perdoceo Education Corp.	322,858	5,840,501
Signet Jewelers Ltd.(b)	62,563	4,368,774
Sonic Automotive, Inc., Class A(b)	141,907	6,790,250
Tri Pointe Homes, Inc.(c)	162,183	4,064,306
Urban Outfitters, Inc.(b)(c)	102,769	3,557,863
Winnebago Industries, Inc.(b)	83,227	4,823,005

		132,379,741

Consumer Staples-4.27%
Andersons, Inc. (The)	181,221	9,084,609
Cal-Maine Foods, Inc.	119,813	5,428,727
Fresh Del Monte Produce, Inc.	257,831	6,445,775
Universal Corp.(b)	88,306	3,973,770

		24,932,881

Energy-15.60%
CONSOL Energy, Inc.(b)	92,403	8,490,912
CVR Energy, Inc.(b)	235,795	7,722,286
Dorian LPG Ltd.	160,606	5,134,574
Helix Energy Solutions Group, Inc.(c)	537,973	5,272,135
Northern Oil and Gas, Inc.	144,120	5,525,561
Oil States International, Inc.(c)	740,001	5,372,407
Par Pacific Holdings, Inc.(c)	386,588	12,687,818
REX American Resources Corp.(c)	97,299	3,698,335
SM Energy Co.	211,379	8,522,801
Talos Energy, Inc.(b)(c)	494,770	7,668,935
US Silica Holdings, Inc.(c)	376,358	4,542,641
Vital Energy, Inc.(b)(c)	198,357	9,925,784
World Kinect Corp.	358,815	6,638,078

		91,202,267

Financials-19.84%
Ambac Financial Group, Inc.(c)	549,372	6,663,882
American Equity Investment Life Holding Co.(c)	136,520	7,230,099
Apollo Commercial Real Estate Finance, Inc.(b)	523,289	5,211,958
Assured Guaranty Ltd.	82,995	5,178,888
Axos Financial, Inc.(b)(c)	79,849	2,876,960

	Shares	Value
Financials-(continued)
Employers Holdings, Inc.	91,607	$3,481,066
Encore Capital Group, Inc.(b)(c)	79,812	3,007,316
Enova International, Inc.(c)	83,901	3,345,972
EZCORP, Inc., Class A(b)(c)	639,598	5,244,704
First Commonwealth Financial Corp.	235,597	2,869,571
First Financial Bancorp(b)	195,902	3,624,187
Franklin BSP Realty Trust, Inc.(b)	248,535	3,134,026
Genworth Financial, Inc., Class A(c)	1,408,050	8,434,220
Hilltop Holdings, Inc.	107,427	2,967,134
Mr. Cooper Group, Inc.(b)(c)	86,368	4,882,383
NMI Holdings, Inc., Class A(c)	130,654	3,573,387
Northwest Bancshares, Inc.(b)	334,443	3,484,896
OFG Bancorp	145,511	4,310,036
Radian Group, Inc.	159,913	4,052,195
Ready Capital Corp.(b)	449,815	4,241,755
Renasant Corp.(b)	157,034	3,830,059
S&T Bancorp, Inc.	141,279	3,639,347
SiriusPoint Ltd. (Bermuda)(c)	431,815	4,253,378
StoneX Group, Inc.(b)(c)	92,302	8,798,227
TrustCo Bank Corp.	138,845	3,544,713
United Fire Group, Inc.(b)	203,241	4,093,274

		115,973,633

Health Care-2.91%
AdaptHealth Corp.(b)(c)	504,785	3,700,074
Avanos Medical, Inc.(c)	139,034	2,552,664
Community Health Systems, Inc.(b)(c)	1,215,717	2,601,635
Cross Country Healthcare, Inc.(b)(c)	180,289	4,175,493
OraSure Technologies, Inc.(c)	776,063	4,004,485

		17,034,351

Industrials-20.76%
ABM Industries, Inc.(b)	84,231	3,313,648
American Woodmark Corp.(c)	63,843	4,292,165
Apogee Enterprises, Inc.	87,177	3,741,637
ArcBest Corp.	53,742	5,851,429
Boise Cascade Co.	76,480	7,170,000
DXP Enterprises, Inc.(c)	126,955	4,138,733
Encore Wire Corp.(b)	23,752	4,247,570
GEO Group, Inc. (The)(b)(c)	844,039	7,376,901
GMS, Inc.(c)	56,490	3,303,535
Granite Construction, Inc.(b)	83,698	3,388,095
Heartland Express, Inc.(b)	206,847	2,411,836
Hillenbrand, Inc.(b)	68,337	2,598,856
Hub Group, Inc., Class A(c)	58,679	4,034,181
Kelly Services, Inc., Class A	441,192	7,875,277
Matson, Inc.	80,477	7,005,523
Mueller Industries, Inc.(b)	79,658	3,003,903
NOW, Inc.(c)	497,425	5,481,624
OPENLANE, Inc.(b)(c)	255,818	3,435,636
Quanex Building Products Corp.	149,478	4,013,484
Resideo Technologies, Inc.(b)(c)	319,451	4,625,651
Resources Connection, Inc.	245,954	3,313,000
SkyWest, Inc.(c)	159,677	6,733,579
Titan International, Inc.(b)(c)	625,078	7,100,886
Veritiv Corp.	58,372	9,888,801
Wabash National Corp.(b)	145,586	3,012,174

		121,358,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap Value with Momentum ETF (XSVM)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Information Technology-4.11%
Benchmark Electronics, Inc.	252,158	$6,104,745
Ichor Holdings Ltd.(b)(c)	101,593	2,464,646
Sanmina Corp.(b)(c)	79,506	4,044,470
ScanSource, Inc.(c)	256,951	7,811,311
TTM Technologies, Inc.(c)	313,645	3,603,781

		24,028,953

Materials-9.34%
AdvanSix, Inc.	131,402	3,620,125
Clearwater Paper Corp.(c)	207,312	7,009,219
Haynes International, Inc.(b)	68,580	2,950,655
Koppers Holdings, Inc.	159,527	5,833,902
O-I Glass, Inc.(c)	227,949	3,521,812
Olympic Steel, Inc.	158,462	8,045,116
SunCoke Energy, Inc.	847,276	8,057,595
Sylvamo Corp.(b)	75,597	3,348,947
TimkenSteel Corp.(b)(c)	204,286	4,153,134
Warrior Met Coal, Inc.	165,786	8,078,752

		54,619,257

Real Estate-0.48%
Service Properties Trust	388,665	2,817,821

Total Common Stocks & Other Equity Interests (Cost $570,365,489)		584,347,028

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $226,927)	226,927	226,927

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $570,592,416)		584,573,955

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.49%
Invesco Private Government Fund, 5.32%(d)(e)(f)	33,071,134	$33,071,134
Invesco Private Prime Fund, 5.53%(d)(e)(f)	86,714,268	86,722,939

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $119,792,854)		119,794,073

TOTAL INVESTMENTS IN SECURITIES-120.49% (Cost $690,385,270)		704,368,028
OTHER ASSETS LESS LIABILITIES-(20.49)%		(119,778,896)

NET ASSETS-100.00%		$584,589,132

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$29,495	$8,894,541	$(8,697,109)	$-	$-	$226,927	$8,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P SmallCap Value with Momentum ETF (XSVM)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$30,638,853	$117,625,787	$(115,193,506)	$-	$-	$33,071,134	$927,352	*

Invesco Private Prime Fund	86,712,240	244,405,414	(244,400,349)	7,129	(1,495)	86,722,939	2,468,631	*

Total	$117,380,588	$370,925,742	$(368,290,964)	$7,129	$(1,495)	$120,021,000	$3,404,940

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2023

Consumer Discretionary	22.65

Industrials	20.76

Financials	19.84

Energy	15.60

Materials	9.34

Consumer Staples	4.27

Information Technology	4.11

Sector Types Each Less Than 3%	3.39

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Zacks Mid-Cap ETF (CZA)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-1.74%
Endeavor Group Holdings, Inc., Class A(b)	111,934	$2,547,618
Playtika Holding Corp.(c)	55,549	466,612

		3,014,230

Consumer Discretionary-3.79%
Garmin Ltd.	28,325	2,904,162
Genuine Parts Co.	21,068	2,714,822
Mattel, Inc.(c)	49,633	946,998

		6,565,982

Consumer Staples-3.07%
Church & Dwight Co., Inc.	36,394	3,309,671
Lamb Weston Holdings, Inc.	22,394	2,010,981

		5,320,652

Financials-21.39%
Affiliated Managers Group, Inc.	5,117	628,163
Assurant, Inc.	7,373	1,097,840
AXIS Capital Holdings Ltd.	12,332	704,157
CNA Financial Corp.(b)	39,709	1,604,244
Credicorp Ltd. (Peru)(b)	11,845	1,480,151
Deutsche Bank AG (Germany)(b)	290,191	3,195,003
East West Bancorp, Inc.	20,993	1,125,645
Essent Group Ltd.	15,728	742,991
Fifth Third Bancorp.	105,028	2,490,214
FleetCor Technologies, Inc.(c)	11,252	2,533,613
Hartford Financial Services Group, Inc. (The)	45,108	3,313,182
Janus Henderson Group PLC(b)	25,277	583,140
Nasdaq, Inc.	73,531	3,647,137
SEI Investments Co.	19,198	1,030,165
State Street Corp.	47,562	3,073,932
TPG, Inc.(b)	44,632	1,233,628
Unum Group	27,822	1,360,496
W.R. Berkley Corp.	37,578	2,533,509
WEX, Inc.(b)(c)	6,366	1,059,812
Willis Towers Watson PLC	15,218	3,589,774

		37,026,796

Health Care-3.86%
Avantor, Inc.(c)	102,590	1,788,144
Baxter International, Inc.	74,644	2,420,705
Elanco Animal Health, Inc.(c)	73,764	649,861
Merit Medical Systems, Inc.(b)(c)	8,303	570,748
QIAGEN N.V.(c)	33,355	1,248,477

		6,677,935

Industrials-25.09%
AECOM	19,845	1,519,135
Air Lease Corp., Class A	16,194	560,798
Booz Allen Hamilton Holding Corp.(b)	19,061	2,285,986
CACI International, Inc., Class A(c)	3,322	1,078,853
Crane Co.	8,090	787,400
Donaldson Co., Inc.	17,718	1,021,620
Dover Corp.	20,421	2,653,709
EnerSys	6,067	519,214
Equifax, Inc.	18,877	3,200,973
Esab Corp.	8,710	551,343
Fortive Corp.(b)	51,350	3,352,128
Franklin Electric Co., Inc.	6,725	583,192

	Shares	Value
Industrials-(continued)
Genpact Ltd.	26,564	$890,956
Graco, Inc.	24,891	1,850,646
Hubbell, Inc.	7,535	2,035,203
IDEX Corp.	10,944	2,094,791
Ingersoll Rand, Inc.(b)	59,442	3,606,940
ITT, Inc.	11,772	1,098,916
Jacobs Solutions, Inc.(b)	17,612	2,347,680
Leidos Holdings, Inc.	20,043	1,986,662
Pentair PLC	24,127	1,402,261
Regal Rexnord Corp.	10,122	1,198,546
Stericycle, Inc.(b)(c)	12,983	535,419
TFI International, Inc. (Canada)	12,672	1,401,777
Timken Co. (The)	10,080	696,730
Valmont Industries, Inc.	3,064	603,332
Wabtec Corp.	25,691	2,723,760
Watts Water Technologies, Inc., Class A	4,836	836,676

		43,424,646

Information Technology-9.35%
Amdocs Ltd.	17,522	1,404,564
Corning, Inc.	128,335	3,434,245
F5, Inc.(c)	8,651	1,311,405
Flex Ltd.(c)	65,076	1,673,755
IPG Photonics Corp.(c)	6,785	582,831
Littelfuse, Inc.(b)	3,722	806,446
Skyworks Solutions, Inc.	22,805	1,978,106
Teledyne Technologies, Inc.(c)	6,826	2,556,951
Trimble, Inc.(c)	37,727	1,778,073
Vontier Corp.	22,140	654,458

		16,180,834

Materials-7.12%
AptarGroup, Inc.(b)	9,473	1,158,264
Cabot Corp.(b)	8,081	537,225
Eastman Chemical Co.	17,816	1,331,390
ICL Group Ltd. (Israel)(b)	190,775	921,443
International Flavors & Fragrances, Inc.(b)	38,031	2,599,419
RPM International, Inc.(b)	18,796	1,715,511
Sibanye Stillwater Ltd., ADR (South Africa)	112,224	570,098
Silgan Holdings, Inc.	16,238	650,494
Sonoco Products Co.	14,365	744,250
Suzano S.A., ADR (Brazil)	204,568	2,090,685

		12,318,779

Real Estate-11.76%
American Homes 4 Rent, Class A(b)	54,772	1,793,235
Americold Realty Trust, Inc.(b)	41,293	1,082,702
AvalonBay Communities, Inc.(b)	21,519	3,566,559
Camden Property Trust(b)	16,450	1,396,276
Equity Residential(b)	59,994	3,319,468
Extra Space Storage, Inc.(b)	31,986	3,313,430
Federal Realty Investment Trust(b)	12,587	1,147,809
NNN REIT, Inc.	28,552	1,037,294
Sun Communities, Inc.(b)	18,895	2,101,880
UDR, Inc.	50,509	1,606,691

		20,365,344

Utilities-12.84%
Ameren Corp.	39,720	3,007,201

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Zacks Mid-Cap ETF (CZA)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Utilities-(continued)
American Water Works Co., Inc.	30,237	$3,557,383
Avangrid, Inc.(b)	60,574	1,809,345
Black Hills Corp.	10,161	491,284
DTE Energy Co.	31,291	3,015,827
Entergy Corp.	31,854	3,044,924
Essential Utilities, Inc.	40,785	1,364,666
Evergy, Inc.	34,979	1,718,868
Eversource Energy	54,341	2,923,003
Pinnacle West Capital Corp.	17,374	1,288,803

		22,221,304

Total Common Stocks & Other Equity Interests (Cost $184,210,944)		173,116,502

Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $268,615)	268,615	268,615

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $184,479,559)		173,385,117

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.74%
Invesco Private Government Fund, 5.32%(d)(e)(f)	7,166,628	$7,166,628
Invesco Private Prime Fund, 5.53%(d)(e)(f)	18,348,105	18,349,940

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,516,667)		25,516,568

TOTAL INVESTMENTS IN SECURITIES-114.90% (Cost $209,996,226)		198,901,685
OTHER ASSETS LESS LIABILITIES-(14.90)%		(25,798,282)

NET ASSETS-100.00%		$173,103,403

Investment Abbreviations:

ADR-American Depositary Receipt

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$205,195	$1,721,610	$(1,658,190)	$-	$-	$268,615	$4,364

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,237,909	40,567,000	(35,638,281)	-	-	7,166,628	88,328	*

Invesco Private Prime Fund	5,754,623	83,567,545	(70,972,696)	(37)	505	18,349,940	231,751	*

Total	$8,197,727	$125,856,155	$(108,269,167)	$(37)	$505	$25,785,183	$324,443

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Zacks Mid-Cap ETF (CZA)–(continued)

October 31, 2023

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2023

Industrials	25.09

Financials	21.39

Utilities	12.84

Real Estate	11.76

Information Technology	9.35

Materials	7.12

Health Care	3.86

Consumer Discretionary	3.79

Consumer Staples	3.07

Communication Services	1.74

Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Zacks Multi-Asset Income ETF (CVY)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-80.30%
Communication Services-1.71%
Mobile TeleSystems PJSC, ADR (Russia)(b)(c) .	152,493	$0
Nexstar Media Group, Inc., Class A	4,074	570,686
TEGNA, Inc.	39,957	579,776
TIM S.A., ADR (Brazil)	28,066	423,516

		1,573,978

Consumer Discretionary-3.64%
Dick’s Sporting Goods, Inc.(d)	8,391	897,417
La-Z-Boy, Inc.(d)	10,976	320,938
Patrick Industries, Inc.(d)	4,036	303,305
Polaris, Inc.(d)	5,799	501,150
Sonic Automotive, Inc., Class A(d)	6,170	295,235
Williams-Sonoma, Inc.	6,867	1,031,698

		3,349,743

Consumer Staples-1.15%
Bunge Ltd	8,584	909,732
Coca-Cola FEMSA S.A.B. de C.V., ADR (Mexico)	1,942	147,631

		1,057,363

Energy-29.06%
Alliance Resource Partners L.P.	63,288	1,438,220
APA Corp.	22,717	902,319
Black Stone Minerals L.P.	59,431	1,069,758
Chesapeake Energy Corp.(d)	11,398	981,140
Chord Energy Corp.(d)	4,135	683,598
Civitas Resources, Inc.(d)	8,227	620,563
Comstock Resources, Inc.(d)	55,609	700,673
Coterra Energy, Inc.	34,937	960,768
Crescent Point Energy Corp. (Canada)	41,086	329,099
Delek US Holdings, Inc.	24,201	637,696
Diamondback Energy, Inc.	6,466	1,036,629
Ecopetrol S.A., ADR (Colombia)(d)	86,948	1,026,856
Energy Transfer L.P.	65,069	855,657
Enterprise Products Partners L.P.	25,811	672,118
EOG Resources, Inc.	7,649	965,686
Genesis Energy L.P.	57,427	636,291
Global Partners L.P.	24,635	782,900
HF Sinclair Corp.	17,260	955,859
Imperial Oil Ltd. (Canada)	5,878	334,987
MPLX L.P.	23,223	836,957
Murphy Oil Corp.	14,432	647,564
Noble Corp. PLC(d)	12,936	603,982
Northern Oil and Gas, Inc.	15,920	610,373
NuStar Energy L.P.	53,250	910,575
Ovintiv, Inc.	20,825	999,600
Petroleo Brasileiro S.A., ADR (Brazil)	45,451	681,765
Phillips 66	8,611	982,257
Plains All American Pipeline L.P.	41,953	635,588
Shell PLC, ADR (Netherlands)	7,027	457,739
Suncor Energy, Inc. (Canada)	29,330	950,292
Sunoco L.P.	15,164	761,081
Teekay Tankers Ltd., Class A (Canada)	7,943	394,767
Valero Energy Corp.	7,403	940,181
Western Midstream Partners L.P.	27,956	750,060

		26,753,598

	Shares	Value
Financials-22.29%
Arbor Realty Trust, Inc.(d)	53,641	$676,413
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)(d)	88,483	692,822
Banco Macro S.A., ADR (Argentina)	37,130	680,222
Bancolombia S.A., ADR (Colombia)(d)	35,331	896,701
Bank of America Corp.	33,889	892,636
BOK Financial Corp.	4,001	262,146
Bread Financial Holdings, Inc.	17,567	474,836
Capital One Financial Corp.(d)	9,592	971,574
Cathay General Bancorp.	9,312	315,770
Discover Financial Services	10,881	893,112
East West Bancorp, Inc.(d)	11,818	633,681
Enterprise Financial Services Corp.(d)	8,355	290,503
Equitable Holdings, Inc.	23,114	614,139
First Bancorp.	23,501	313,738
Goldman Sachs Group, Inc. (The)	2,990	907,794
Hancock Whitney Corp.(d)	7,949	273,684
Hartford Financial Services Group, Inc. (The) .	13,545	994,880
HSBC Holdings PLC, ADR (United Kingdom)(d)	13,654	496,050
International Bancshares Corp.	7,091	310,799
Jackson Financial, Inc., Class A(d)	9,450	346,910
Lloyds Banking Group PLC, ADR (United Kingdom)	205,696	392,879
MFA Financial, Inc.	11,855	105,391
MGIC Investment Corp.	37,538	632,140
Navient Corp.(d)	18,769	298,615
Old National Bancorp(d)	42,319	579,770
Popular, Inc.	5,011	325,915
Radian Group, Inc.	24,124	611,302
Stifel Financial Corp.	10,122	576,954
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	34,964	338,102
Synchrony Financial	30,475	854,824
Synovus Financial Corp.(d)	21,115	550,468
UMB Financial Corp.(d)	10,238	642,127
Unum Group	13,235	647,191
WaFd, Inc.	12,096	298,529
Wells Fargo & Co.	23,267	925,329
Western Alliance Bancorporation	19,579	804,697

		20,522,643

Health Care-3.36%
CVS Health Corp.	14,529	1,002,646
Embecta Corp.(d)	18,680	282,442
Organon & Co.	29,628	438,198
Royalty Pharma PLC, Class A	21,459	576,604
Viatris, Inc.	88,947	791,628

		3,091,518

Industrials-2.64%
Allegiant Travel Co.(d)	3,692	245,961
Copa Holdings S.A., Class A (Panama)	6,526	532,848
Costamare, Inc. (Monaco)(d)	32,115	289,998
Danaos Corp. (Greece)	4,949	327,921
Global Ship Lease, Inc., Class A (United Kingdom)(d)	17,431	306,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Zacks Multi-Asset Income ETF (CVY)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Ryder System, Inc.	3,330	$324,808
Textainer Group Holdings Ltd. (China)(d)	8,201	402,833

		2,430,806

Information Technology-1.38%
Avnet, Inc.	13,189	611,047
United Microelectronics Corp., ADR (Taiwan)	93,227	663,776

		1,274,823

Materials-5.11%
Gerdau S.A., ADR (Brazil)(d)	163,903	711,339
Nutrien Ltd. (Canada)	15,623	838,955
Ryerson Holding Corp.(d)	11,067	321,496
Sealed Air Corp.	18,192	560,132
Sylvamo Corp.(d)	8,006	354,666
Ternium S.A., ADR (Mexico)	22,402	839,851
WestRock Co.	30,159	1,083,613

		4,710,052

Real Estate-9.16%
Digital Realty Trust, Inc.(d)	7,683	955,458
EPR Properties	7,724	329,815
Essential Properties Realty Trust, Inc.(d)	12,489	274,133
Essex Property Trust, Inc.	4,104	877,928
Invitation Homes, Inc.	28,952	859,585
Iron Mountain, Inc.	15,746	930,116
Kite Realty Group Trust(d)	17,113	364,849
Omega Healthcare Investors, Inc.	22,882	757,394
Simon Property Group, Inc.	8,748	961,318
STAG Industrial, Inc.	21,279	706,888
Tanger Factory Outlet Centers, Inc.	9,554	215,443
Urban Edge Properties(d)	12,660	200,788
Welltower, Inc.(d)	12,015	1,004,574

		8,438,289

Utilities-0.80%
Cia Energetica de Minas Gerais S.A., ADR (Brazil)	322,852	732,874

Total Common Stocks & Other Equity Interests (Cost $74,414,686)		73,935,687

Preferred Stocks-9.83%
Communication Services-1.10%
AT&T, Inc., Series C, Pfd., 4.75%(d)	58,255	1,007,811

Financials-8.73%
Arch Capital Group Ltd., Series G, Pfd., 4.55%	17,822	308,321
Bank of America Corp., Series QQ, Pfd., 4.25%	32,466	527,897
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	40,148	959,939
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	35,180	646,256
KeyCorp, Pfd., 6.20%(e)	34,401	574,841
Morgan Stanley, Series K, Pfd., 5.85%(e)	35,745	781,386
Morgan Stanley, Series I, Pfd., 6.38%(e)	33,539	788,837
Morgan Stanley, Series P, Pfd., 6.50%(d)	41,797	1,030,714
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	914	965,458

	Shares	Value
Financials-(continued)
Wells Fargo & Co., Series AA, Pfd., 4.70%	56,742	$1,002,631
Wells Fargo & Co., Series CC, Pfd., 4.38%	28,052	454,162

		8,040,442

Total Preferred Stocks (Cost $10,162,781)		9,048,253

Closed-End Funds-9.75%
Allspring Income Opportunities Fund	56,365	326,917
Ares Dynamic Credit Allocation Fund, Inc.(d)	23,909	291,690
Blackstone Strategic Credit Fund(d)	45,240	481,354
DoubleLine Income Solutions Fund(d)	87,916	961,801
DoubleLine Yield Opportunities Fund(d)	59,827	849,543
Eaton Vance Limited Duration Income Fund	96,436	837,064
First Trust High Yield Opportunities 2027 Term Fund	25,929	332,151
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	45,057	565,465
GAMCO Global Gold Natural Resources & Income Trust	128,251	464,269
Highland Opportunities and Income Fund	66,986	488,998
Invesco Senior Income Trust(f)	185,278	722,584
Nuveen Preferred & Income Opportunities Fund	111,557	676,035
Nuveen Taxable Municipal Income Fund(d)	23,954	334,158
PGIM Global High Yield Fund, Inc.	44,787	464,441
PGIM High Yield Bond Fund, Inc.	33,278	371,050
PIMCO Access Income Fund(d)	22,777	296,784
Western Asset Diversified Income Fund(d)	12,580	156,244
Western Asset Emerging Markets Debt Fund, Inc.	14,625	117,878
Western Asset High Income Opportunity Fund, Inc.	33,506	122,967
Western Asset Inflation-Linked Opportunities & Income Fund	14,764	120,917

Total Closed-End Funds (Cost $10,464,470)		8,982,310

Money Market Funds-0.41%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(f)(g) (Cost $379,550)	379,550	379,550

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $95,421,487)		92,345,800

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.86%
Invesco Private Government Fund, 5.32%(f)(g)(h)	3,659,752	3,659,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Zacks Multi-Asset Income ETF (CVY)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.53%(f)(g)(h)	10,938,889	$10,939,983

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,599,751)		14,599,735

TOTAL INVESTMENTS IN SECURITIES-116.15% (Cost $110,021,238)		106,945,535
OTHER ASSETS LESS LIABILITIES-(16.15)%		(14,870,102)

NET ASSETS-100.00%		$92,075,433

Investment Abbreviations:

ADR -American Depositary Receipt
Conv.-Convertible
Pfd. -Preferred

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)	All or a portion of this security was out on loan at October 31, 2023.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Invesco Senior Income Trust	$-	$738,860	$-	$(16,276)	$-	$722,584	$15,126

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	419,085	4,241,509	(4,281,044)	-	-	379,550	5,782

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	4,129,257	31,991,055	(32,460,560)	-	-	3,659,752	98,369	*

Invesco Private Prime Fund	10,150,235	62,033,753	(61,244,487)	886	(404)	10,939,983	260,617	*

Total	$14,698,577	$99,005,177	$(97,986,091)	$(15,390)	$(404)	$15,701,869	$379,894

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Zacks Multi-Asset Income ETF (CVY)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Financials	31.02

Energy	29.06

Closed-End Funds	9.75

Real Estate	9.16

Materials	5.11

Consumer Discretionary	3.64

Health Care	3.36

Sector Types Each Less Than 3%	8.78

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Statements of Assets and Liabilities

October 31, 2023

(Unaudited)

	Invesco Large Cap Growth ETF (PWB)	Invesco Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Assets:
Unaffiliated investments in securities, at value(a)	$616,710,918	$724,846,541	$338,790,439	$3,578,946,969
Affiliated investments in securities, at value	28,892,291	28,976,292	20,154,322	302,399,335
Cash	-	-	-	-
Receivable for:
Dividends	119,283	1,381,624	533,551	2,211,492
Securities lending	2,131	3,069	848	34,506
Investments sold	-	260,127	-	-
Fund shares sold	-	-	-	13,075,326
Foreign tax reclaims	-	-	-	-
Other assets	59,741	73,492	1,411	42,201

Total assets	645,784,364	755,541,145	359,480,571	3,896,709,829

Liabilities:
Due to custodian	81,108	2,303	48,959	2,535
Payable for:
Investments purchased.	-	190,129	-	13,098,357
Investments purchased - affiliated broker	-	553,270	-	-
Collateral upon return of securities loaned	28,893,790	28,883,456	20,154,838	301,769,690
Fund shares repurchased	-	-	-	-
Expenses recaptured.	-	-	-	-
Accrued advisory fees	263,202	312,386	54,130	871,258
Accrued trustees’ and officer’s fees	102,364	141,804	50,883	46,925
Accrued expenses	192,273	435,302	75,805	605,639

Total liabilities	29,532,737	30,518,650	20,384,615	316,394,404

Net Assets	$616,251,627	$725,022,495	$339,095,956	$3,580,315,425

Net assets consist of:
Shares of beneficial interest	$826,751,648	$1,234,633,039	$352,022,016	$3,698,698,137
Distributable earnings (loss)	(210,500,021)	(509,610,544)	(12,926,060)	(118,382,712)

Net Assets	$616,251,627	$725,022,495	$339,095,956	$3,580,315,425

Shares outstanding (unlimited amount authorized, $0.01 par value)	9,200,000	16,110,000	4,420,000	40,830,000
Net asset value	$66.98	$45.00	$76.72	$87.69

Market price	$66.99	$45.01	$76.74	$87.72

Unaffiliated investments in securities, at cost	$580,918,174	$733,726,202	$352,106,193	$3,608,810,647

Affiliated investments in securities, at cost	$28,893,790	$28,975,005	$20,154,838	$302,394,559

(a) Includes securities on loan with an aggregate value of:	$28,594,018	$28,223,462	$20,054,399	$297,536,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$34,761,057	$1,063,913,568	$1,638,620,011	$169,780,741	$159,425,668	$584,347,028	$173,116,502	$91,243,666
77,045	145,432,186	140,029,158	24,046,260	35,669,904	120,021,000	25,785,183	15,701,869
-		-	-	-	-	-	4,814

41,061	364,863	660,454	52,172	58,496	397,303	72,067	159,902
1	16,197	16,473	2,581	2,946	13,876	6,574	10,502
-	-	-	1,735,488	-	2,272,139	-	81,759
-	-	1,530,061	-	-	2,717,456	-	-
-	-	-	-	-	-	12,470	4,323
25,128	244,202	617	9,362	24,730	1,352	14,663	14,009

34,904,292	1,209,971,016	1,780,856,774	195,626,604	195,181,744	709,770,154	199,007,459	107,220,844

-	46,979	57,998	175	-	-	-	-

-	-	1,529,448	-	-	2,714,474	-	178,329
-	-	-	-	-	-	-	71,564
-	145,431,087	140,025,226	23,927,637	35,541,453	119,792,854	25,516,667	14,599,751
-	-	-	1,737,086	-	2,274,640	-	-
-	-	-	650	4,098	2,067	-	-
3,685	268,902	253,316	43,330	38,295	147,586	66,127	29,233
39,957	74,321	48,615	53,652	52,107	57,650	11,032	10,242
63,594	80,225	236,391	62,525	77,991	191,751	310,230	256,292

107,236	145,901,514	142,150,994	25,825,055	35,713,944	125,181,022	25,904,056	15,145,411

$34,797,056	$1,064,069,502	$1,638,705,780	$169,801,549	$159,467,800	$584,589,132	$173,103,403	$92,075,433

$59,964,690	$1,301,299,176	$1,660,337,900	$232,348,545	$237,904,052	$779,037,750	$320,184,163	$546,036,795
(25,167,634)	(237,229,674)	(21,632,120)	(62,546,996)	(78,436,252)	(194,448,618)	(147,080,760)	(453,961,362)

$34,797,056	$1,064,069,502	$1,638,705,780	$169,801,549	$159,467,800	$584,589,132	$173,103,403	$92,075,433

750,000	13,970,000	21,420,000	3,910,000	3,480,000	12,850,000	2,130,000	4,330,800
$46.40	$76.17	$76.50	$43.43	$45.82	$45.49	$81.27	$21.26

$46.39	$76.06	$76.50	$43.39	$45.85	$45.50	$81.26	$21.25

$36,644,707	$1,038,860,751	$1,631,765,061	$170,011,288	$157,372,650	$570,365,489	$184,210,944	$94,303,077

$77,045	$145,431,087	$140,025,226	$24,046,445	$35,668,816	$120,019,781	$25,785,282	$15,718,161

$-	$142,766,759	$136,011,034	$23,626,063	$35,181,063	$118,515,683	$25,164,665	$14,376,098

39

Statements of Operations

For the six months ended October 31, 2023

(Unaudited)

	Invesco Large Cap Growth ETF (PWB)	Invesco Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)

Investment income:
Unaffiliated dividend income	$2,312,049	$10,947,626	$3,563,623	$25,406,892
Affiliated dividend income	2,283	6,994	2,457	15,643
Securities lending income, net	15,291	40,874	7,669	133,243
Foreign withholding tax	-	-	-	(42,199)

Total investment income	2,329,623	10,995,494	3,573,749	25,513,579

Expenses:
Advisory fees	1,587,483	1,931,452	360,528	4,707,463
Sub-licensing fees	95,252	115,891	45,640	619,638
Accounting & administration fees	25,389	32,001	10,532	46,502
Professional fees	22,279	21,500	15,910	24,284
Custodian & transfer agent fees	3,238	5,272	2,271	10,015
Trustees’ and officer’s fees	8,351	10,029	5,439	14,310
Recapture (Note 3)	-	-	-	-
Other expenses	27,097	27,876	12,890	35,665

Total expenses	1,769,089	2,144,021	453,210	5,457,877

Less: Waivers	(49)	(171)	(92,051)	(385)

Net expenses	1,769,040	2,143,850	361,159	5,457,492

Net investment income	560,583	8,851,644	3,212,590	20,056,087

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	14,561,473	(23,765,753)	(3,079,399)	(56,279,074)
Affiliated investment securities	2,872	(194)	252	(8,729)
In-kind redemptions	3,681,920	29,558,657	14,244,999	209,725,648
Foreign currencies	-	-	-	-

Net realized gain (loss)	18,246,265	5,792,710	11,165,852	153,437,845

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(4,853,658)	(14,646,251)	(22,973,056)	(119,383,384)
Affiliated investment securities	(1,469)	1,287	(516)	11,178
Foreign currencies	-	-	-	-

Change in net unrealized appreciation (depreciation)	(4,855,127)	(14,644,964)	(22,973,572)	(119,372,206)

Net realized and unrealized gain (loss)	13,391,138	(8,852,254)	(11,807,720)	34,065,639

Net increase (decrease) in net assets resulting from operations	$13,951,721	$(610)	$(8,595,130)	$54,121,726

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$534,845	$6,319,029	$5,793,450	$1,856,528	$1,188,476	$6,609,882	$2,367,837	$2,271,265
1,548	18,807	13,360	4,344	3,378	8,957	4,364	20,908
163	61,636	73,959	16,274	22,278	81,261	67,267	75,748
-	-	-	-	-	(6,337)	(28,151)	(7,332)

536,556	6,399,472	5,880,769	1,877,146	1,214,132	6,693,763	2,411,317	2,360,589

56,593	1,602,361	1,406,906	260,785	246,285	896,712	485,659	237,708
4,191	123,065	198,468	28,667	24,146	116,571	133,130	58,744
7,844	37,801	16,398	12,977	11,435	28,498	13,418	10,649
19,639	22,005	21,108	18,092	19,928	21,199	20,085	19,811
1,928	7,985	3,016	2,141	2,716	4,125	4,170	2,370
4,564	9,573	6,909	5,540	5,395	7,618	4,556	4,092
-	-	-	4,047	4,098	-	-	-
11,633	38,931	21,581	18,898	16,175	30,473	17,417	15,771

106,392	1,841,721	1,674,386	351,147	330,178	1,105,196	678,435	349,145

(30,317)	(471)	(267,160)	(526)	(72)	(2,268)	(83)	(5,274)

76,075	1,841,250	1,407,226	350,621	330,106	1,102,928	678,352	343,871

460,481	4,558,222	4,473,543	1,526,525	884,026	5,590,835	1,732,965	2,016,718

(2,186,037)	(13,360,034)	(4,656,075)	(8,849,635)	(5,204,039)	(41,268,763)	(2,377,563)	(3,465,194)
(14)	1,875	2,925	567	1,916	(1,495)	505	(404)
135,701	65,746,129	34,944,630	9,313,316	15,021,522	34,739,154	552,862	292,375
-	-	-	-	-	-	395	(40)

(2,050,350)	52,387,970	30,291,480	464,248	9,819,399	(6,531,104)	(1,823,801)	(3,173,263)

925,302	(40,764,495)	(34,897,752)	2,189,826	(4,796,872)	24,704,929	(10,973,558)	2,503,796
-	4,778	8,698	177	2,875	7,129	(37)	(15,390)
-	-	-	-	-	-	(270)	-

925,302	(40,759,717)	(34,889,054)	2,190,003	(4,793,997)	24,712,058	(10,973,865)	2,488,406

(1,125,048)	11,628,253	(4,597,574)	2,654,251	5,025,402	18,180,954	(12,797,666)	(684,857)

$(664,567)	$16,186,475	$(124,031)	$4,180,776	$5,909,428	$23,771,789	$(11,064,701)	$1,331,861

41

Statements of Changes in Net Assets

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco Large Cap Growth ETF (PWB)		Invesco Large Cap Value ETF (PWV)

	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023
Operations:
Net investment income	$560,583	$2,320,307	$8,851,644	$18,376,237
Net realized gain (loss)	18,246,265	(35,729,470)	5,792,710	10,559,339
Change in net unrealized appreciation (depreciation)	(4,855,127)	49,656,994	(14,644,964)	(27,735,501)

Net increase (decrease) in net assets resulting from operations	13,951,721	16,247,831	(610)	1,200,075

Distributions to Shareholders from:
Distributable earnings	(952,022)	(2,438,421)	(9,422,834)	(19,146,951)

Shareholder Transactions:
Proceeds from shares sold	25,681,458	145,329,624	191,338,177	400,760,163
Value of shares repurchased	(26,370,064)	(168,616,074)	(231,629,898)	(410,158,765)

Net increase (decrease) in net assets resulting from share transactions	(688,606)	(23,286,450)	(40,291,721)	(9,398,602)

Net increase (decrease) in net assets	12,311,093	(9,477,040)	(49,715,165)	(27,345,478)

Net assets:
Beginning of period	603,940,534	613,417,574	774,737,660	802,083,138

End of period	$616,251,627	$603,940,534	$725,022,495	$774,737,660

Changes in Shares Outstanding:
Shares sold	370,000	2,260,000	4,050,000	8,310,000
Shares repurchased	(390,000)	(2,670,000)	(4,870,000)	(8,570,000)
Shares outstanding, beginning of period	9,220,000	9,630,000	16,930,000	17,190,000

Shares outstanding, end of period	9,200,000	9,220,000	16,110,000	16,930,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 100 Equal Weight ETF (EQWL)		Invesco S&P 500 GARP ETF (SPGP)		Invesco S&P 500 Value with Momentum ETF (SPVM)

Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023

$3,212,590	$3,193,994	$20,056,087	$21,612,812	$460,481	$1,228,725
11,165,852	491,900	153,437,845	(132,270,175)	(2,050,350)	(707,024)
(22,973,572)	5,541,417	(119,372,206)	132,302,830	925,302	(3,528,503)

(8,595,130)	9,227,311	54,121,726	21,645,467	(664,567)	(3,006,802)

(3,001,114)	(3,066,329)	(19,710,904)	(20,629,556)	(437,848)	(1,302,225)

181,750,252	113,870,616	1,744,109,140	2,728,334,473	959,214	32,326,264
(49,226,260)	(19,456,295)	(1,065,409,611)	(695,895,701)	(7,057,942)	(43,699,858)

132,523,992	94,414,321	678,699,529	2,032,438,772	(6,098,728)	(11,373,594)

120,927,748	100,575,303	713,110,351	2,033,454,683	(7,201,143)	(15,682,621)

218,168,208	117,592,905	2,867,205,074	833,750,391	41,998,199	57,680,820

$339,095,956	$218,168,208	$3,580,315,425	$2,867,205,074	$34,797,056	$41,998,199

2,250,000	1,500,000	19,370,000	32,100,000	20,000	630,000
(600,000)	(260,000)	(11,850,000)	(8,540,000)	(150,000)	(880,000)
2,770,000	1,530,000	33,310,000	9,750,000	880,000	1,130,000

4,420,000	2,770,000	40,830,000	33,310,000	750,000	880,000

43

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco S&P MidCap Momentum ETF (XMMO)		Invesco S&P MidCap Quality ETF (XMHQ)

	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023
Operations:
Net investment income	$4,558,222	$14,806,416	$4,473,543	$5,305,710
Net realized gain (loss)	52,387,970	(157,490,558)	30,291,480	(43,786,328)
Change in net unrealized appreciation (depreciation)	(40,759,717)	73,720,422	(34,889,054)	68,142,338

Net increase (decrease) in net assets resulting from operations	16,186,475	(68,963,720)	(124,031)	29,661,720

Distributions to Shareholders from:
Distributable earnings	(3,783,775)	(15,255,789)	(3,744,975)	(5,571,866)

Shareholder Transactions:
Proceeds from shares sold	397,208,317	330,942,497	1,185,316,222	403,872,171
Value of shares repurchased	(398,595,280)	(88,079,379)	(257,610,068)	(42,917,144)

Net increase (decrease) in net assets resulting from share transactions	(1,386,963)	242,863,118	927,706,154	360,955,027

Net increase (decrease) in net assets	11,015,737	158,643,609	923,837,148	385,044,881

Net assets:
Beginning of period	1,053,053,765	894,410,156	714,868,632	329,823,751

End of period	$1,064,069,502	$1,053,053,765	$1,638,705,780	$714,868,632

Changes in Shares Outstanding:
Shares sold	4,910,000	4,280,000	15,040,000	5,600,000
Shares repurchased	(4,970,000)	(1,160,000)	(3,290,000)	(640,000)
Shares outstanding, beginning of period.	14,030,000	10,910,000	9,670,000	4,710,000

Shares outstanding, end of period	13,970,000	14,030,000	21,420,000	9,670,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P MidCap Value with Momentum ETF (XMVM)		Invesco S&P SmallCap Momentum ETF (XSMO)		Invesco S&P SmallCap Value with Momentum ETF (XSVM)

Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023

$1,526,525	$3,941,841	$884,026	$2,290,799	$5,590,835	$9,757,283
464,248	(21,469,293)	9,819,399	(29,411,567)	(6,531,104)	(115,208,994)
2,190,003	8,987,405	(4,793,997)	15,252,264	24,712,058	22,363,050

4,180,776	(8,540,047)	5,909,428	(11,868,504)	23,771,789	(83,088,661)

(1,549,635)	(3,875,612)	(978,160)	(2,369,992)	(4,997,904)	(10,428,984)

63,308,373	33,533,313	71,583,619	82,998,607	130,499,263	229,247,727
(66,366,408)	(107,959,085)	(94,969,142)	(36,490,054)	(177,015,163)	(234,474,173)

(3,058,035)	(74,425,772)	(23,385,523)	46,508,553	(46,515,900)	(5,226,446)

(426,894)	(86,841,431)	(18,454,255)	32,270,057	(27,742,015)	(98,744,091)

170,228,443	257,069,874	177,922,055	145,651,998	612,331,147	711,075,238

$169,801,549	$170,228,443	$159,467,800	$177,922,055	$584,589,132	$612,331,147

1,400,000	760,000	1,460,000	1,710,000	2,840,000	4,830,000
(1,490,000)	(2,520,000)	(1,950,000)	(770,000)	(3,880,000)	(5,150,000)
4,000,000	5,760,000	3,970,000	3,030,000	13,890,000	14,210,000

3,910,000	4,000,000	3,480,000	3,970,000	12,850,000	13,890,000

45

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco Zacks Mid-Cap ETF (CZA)		Invesco Zacks Multi-Asset Income ETF (CVY)

	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023
Operations:
Net investment income	$1,732,965	$2,479,414	$2,016,718	$4,522,667
Net realized gain (loss)	(1,823,801)	(10,239,081)	(3,173,263)	(2,654,346)
Change in net unrealized appreciation (depreciation)	(10,973,865)	3,362,339	2,488,406	(1,667,140)

Net increase (decrease) in net assets resulting from operations	(11,064,701)	(4,397,328)	1,331,861	201,181

Distributions to Shareholders from:
Distributable earnings	-	(3,585,713)	(2,223,136)	(5,592,580)

Shareholder Transactions:
Proceeds from shares sold	848,916	12,663,945	880,101	5,356,914
Value of shares repurchased	(15,576,302)	(17,520,576)	(4,088,741)	(17,939,985)

Net increase (decrease) in net assets resulting from share transactions	(14,727,386)	(4,856,631)	(3,208,640)	(12,583,071)

Net increase (decrease) in net assets	(25,792,087)	(12,839,672)	(4,099,915)	(17,974,470)

Net assets:
Beginning of period	198,895,490	211,735,162	96,175,348	114,149,818

End of period	$173,103,403	$198,895,490	$92,075,433	$96,175,348

Changes in Shares Outstanding:
Shares sold	10,000	140,000	40,000	250,000
Shares repurchased	(180,000)	(200,000)	(190,000)	(810,000)
Shares outstanding, beginning of period	2,300,000	2,360,000	4,480,800	5,040,800

Shares outstanding, end of period	2,130,000	2,300,000	4,330,800	4,480,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights

Invesco Large Cap Growth ETF (PWB)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,

			2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$65.50		$63.70	$71.25	$48.91	$48.75	$43.32

Net investment income(a)	0.06		0.25	0.04	0.08	0.19	0.48
Net realized and unrealized gain (loss) on investments	1.52		1.81	(7.55)	22.34	0.24	5.39

Total from investment operations	1.58		2.06	(7.51)	22.42	0.43	5.87

Distributions to shareholders from:
Net investment income	(0.10)		(0.26)	(0.04)	(0.08)	(0.27)	(0.44)

Net asset value at end of period	$66.98		$65.50	$63.70	$71.25	$48.91	$48.75

Market price at end of period(b)	$66.99		$65.48	$63.74	$71.25	$48.93	$48.77

Net Asset Value Total Return(c)	2.41%		3.27%	(10.55)%	45.89%	0.92%	13.69%
Market Price Total Return(c)	2.46%		3.18%	(10.50)%	45.83%	0.91%	13.57%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$616,252		$603,941	$613,418	$753,157	$613,853	$758,057
Ratio to average net assets of:
Expenses	0.56	%(d)	0.56%	0.55%	0.56%	0.56%	0.55%
Net investment income	0.18	%(d)	0.40%	0.05%	0.13%	0.38%	1.06%
Portfolio turnover rate(e)	60%		123%	129%	118%	166%	181%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights–(continued)

Invesco Large Cap Value ETF (PWV)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,

			2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$45.76		$46.66	$44.21	$33.19	$36.73	$36.10

Net investment income(a)	0.54		1.07	0.99	0.91	0.91	0.84
Net realized and unrealized gain (loss) on investments	(0.73)		(0.85)	2.40	11.05	(3.52)	0.68

Total from investment operations	(0.19)		0.22	3.39	11.96	(2.61)	1.52

Distributions to shareholders from:
Net investment income	(0.57)		(1.12)	(0.94)	(0.94)	(0.93)	(0.89)

Net asset value at end of period	$45.00		$45.76	$46.66	$44.21	$33.19	$36.73

Market price at end of period(b)	$45.01		$45.75	$46.66	$44.20	$33.23	$36.74

Net Asset Value Total Return(c)	(0.46)%		0.53%	7.72%	36.68%	(7.12)%	4.32%
Market Price Total Return(c)	(0.42)%		0.52%	7.75%	36.50%	(7.04)%	4.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$725,022		$774,738	$802,083	$736,477	$678,709	$1,041,362
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(d)	0.55%	0.55%	0.58%	0.56%	0.55%
Expenses, prior to Waivers	0.56	%(d)	0.55%	0.55%	0.58%	0.56%	0.55%
Net investment income	2.29	%(d)	2.32%	2.12%	2.47%	2.43%	2.33%
Portfolio turnover rate(e)	53%		104%	113%	149%	142%	189%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights–(continued)

Invesco S&P 100 Equal Weight ETF (EQWL)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,

			2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$78.76		$76.86	$77.93	$53.60	$56.90		$52.38

Net investment income(a)	0.89		1.66	1.57	1.34	1.30		1.14
Net realized and unrealized gain (loss) on investments	(2.09)		1.85	(1.14)	24.35	(3.22)		4.52

Total from investment operations	(1.20)		3.51	0.43	25.69	(1.92)		5.66

Distributions to shareholders from:
Net investment income	(0.84)		(1.61)	(1.50)	(1.36)	(1.38)		(1.14)

Net asset value at end of period	$76.72		$78.76	$76.86	$77.93	$53.60		$56.90

Market price at end of period(b)	$76.74		$78.76	$76.71	$77.98	$53.54		$56.91

Net Asset Value Total Return(c)	(1.58)%		4.75%	0.46%	48.53%	(3.34)%		11.04%
Market Price Total Return(c)	(1.55)%		4.95%	0.20%	48.79%	(3.46)%		10.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$339,096		$218,168	$117,593	$89,618	$53,604		$59,749
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.25%	0.26	%(e)	0.25%
Expenses, prior to Waivers	0.31	%(d)	0.36%	0.35%	0.40%	0.40	%(e)	0.41%
Net investment income	2.23	%(d)	2.21%	1.90%	2.08%	2.28	%(e)	2.13%
Portfolio turnover rate(f)	9%		17%	15%	20%	51%		24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights–(continued)

Invesco S&P 500 GARP ETF (SPGP)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,

			2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$86.08		$85.51	$85.25	$51.39	$55.20	$47.90

Net investment income(a)	0.56		1.10	0.75	0.71	0.71	0.47
Net realized and unrealized gain (loss) on investments	1.61		0.50	0.17 (b)	33.95	(3.81)	7.29

Total from investment operations	2.17		1.60	0.92	34.66	(3.10)	7.76

Distributions to shareholders from:
Net investment income	(0.56)		(1.03)	(0.66)	(0.80)	(0.71)	(0.46)

Net asset value at end of period	$87.69		$86.08	$85.51	$85.25	$51.39	$55.20

Market price at end of period(c)	$87.72		$86.07	$85.51	$85.34	$51.43	$55.18

Net Asset Value Total Return(d)	2.49%		1.96%	1.04%	67.94%	(5.56)%	16.35%
Market Price Total Return(d)	2.54%		1.95%	0.94%	67.99%	(5.45)%	16.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,580,315		$2,867,205	$833,750	$411,737	$244,088	$229,088
Ratio to average net assets of:
Expenses	0.34	%(e)	0.34%	0.33%	0.36%	0.34%	0.36%
Net investment income	1.24	%(e)	1.30%	0.83%	1.07%	1.23%	0.92%
Portfolio turnover rate(f)	40%		49%	50%	68%	110%	17%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights–(continued)

Invesco S&P 500 Value with Momentum ETF (SPVM)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,

			2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$47.73		$51.04	$48.45	$31.56	$40.00		$38.01

Net investment income(a)	0.57		1.22	0.84	0.78	0.87		1.03
Net realized and unrealized gain (loss) on investments	(1.35)		(3.22)	2.50 (b)	16.94	(8.26)		2.06

Total from investment operations	(0.78)		(2.00)	3.34	17.72	(7.39)		3.09

Distributions to shareholders from:
Net investment income	(0.55)		(1.31)	(0.75)	(0.83)	(1.05)		(1.10)

Net asset value at end of period	$46.40		$47.73	$51.04	$48.45	$31.56		$40.00

Market price at end of period(c)	$46.39		$47.71	$50.98	$48.46	$31.62		$39.99

Net Asset Value Total Return(d)	(1.66)%		(3.87)%	6.94%	56.93%	(18.74)%		8.40%
Market Price Total Return(d)	(1.64)%		(3.80)%	6.80%	56.68%	(18.57)%		8.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$34,797		$41,998	$57,681	$35,372	$44,190		$96,009
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.39%	0.40	%(f)	0.39%
Expenses, prior to Waivers	0.55	%(e)	0.52%	0.48%	0.57%	0.45	%(f)	0.41%
Net investment income	2.36	%(e)	2.50%	1.64%	2.07%	2.24	%(f)	2.70%
Portfolio turnover rate(g)	37%		77%	71%	83%	127%		32%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights–(continued)

Invesco S&P MidCap Momentum ETF (XMMO)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,

			2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$75.06		$81.98	$85.50	$54.07	$59.05	$45.61

Net investment income(a)	0.33		1.15	0.58	0.32	0.49	0.06
Net realized and unrealized gain (loss) on investments	1.05		(6.89)	(3.56)	31.45	(4.92)	13.47

Total from investment operations	1.38		(5.74)	(2.98)	31.77	(4.43)	13.53

Distributions to shareholders from:
Net investment income	(0.27)		(1.18)	(0.54)	(0.34)	(0.55)	(0.09)

Net asset value at end of period	$76.17		$75.06	$81.98	$85.50	$54.07	$59.05

Market price at end of period(b)	$76.06		$75.05	$82.00	$85.51	$54.17	$59.07

Net Asset Value Total Return(c)	1.83%		(6.97)%	(3.50)%	58.94%	(7.45)%	29.72%
Market Price Total Return(c)	1.68%		(7.01)%	(3.49)%	58.66%	(7.32)%	29.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,064,070		$1,053,054	$894,410	$943,934	$519,048	$625,899
Ratio to average net assets of:
Expenses	0.33	%(d)	0.34%	0.33%	0.33%	0.34%	0.39%
Net investment income	0.82	%(d)	1.50%	0.67%	0.44%	0.84%	0.12%
Portfolio turnover rate(e)	66%		129%	135%	100%	194%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights–(continued)

Invesco S&P MidCap Quality ETF (XMHQ)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,

			2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$73.93		$70.03	$78.05	$47.16	$50.74		$47.29

Net investment income(a)	0.32		1.03	1.00	0.77	0.67		0.66
Net realized and unrealized gain (loss) on investments	2.52	(b)	3.98	(8.07)	30.84	(3.49)		3.46

Total from investment operations	2.84		5.01	(7.07)	31.61	(2.82)		4.12

Distributions to shareholders from:
Net investment income	(0.27)		(1.11)	(0.95)	(0.72)	(0.76)		(0.67)

Net asset value at end of period	$76.50		$73.93	$70.03	$78.05	$47.16		$50.74

Market price at end of period(c)	$76.50		$73.92	$70.16	$78.13	$47.33		$50.72

Net Asset Value Total Return(d)	3.83%		7.33%	(9.16)%	67.43%	(5.52)%		8.85%
Market Price Total Return(d)	3.84%		7.11%	(9.07)%	67.00%	(5.15)%		8.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,638,706		$714,869	$329,824	$245,868	$23,578		$25,372
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(e)	0.25%	0.25%	0.25%	0.27	%(f)	0.25%
Expenses, prior to Waivers	0.30	%(e)	0.33%	0.31%	0.37%	0.56	%(f)	0.61%
Net investment income	0.79	%(e)	1.46%	1.30%	1.17%	1.35	%(f)	1.36%
Portfolio turnover rate(g)	36%		79%	83%	56%	130%		30%

(a)	Based on average shares outstanding.
(b)

Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights–(continued)

Invesco S&P MidCap Value with Momentum ETF (XMVM)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,

			2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$42.56		$44.63	$46.41	$25.75	$32.38		$30.69

Net investment income(a)	0.39		0.83	0.64	0.38	0.54		0.84
Net realized and unrealized gain (loss) on investments	0.88		(2.10)	(1.79)	20.73	(6.49)		1.64

Total from investment operations	1.27		(1.27)	(1.15)	21.11	(5.95)		2.48

Distributions to shareholders from:
Net investment income	(0.40)		(0.80)	(0.63)	(0.45)	(0.68)		(0.79)

Net asset value at end of period	$43.43		$42.56	$44.63	$46.41	$25.75		$32.38

Market price at end of period(b)	$43.39		$42.50	$44.65	$46.51	$25.81		$32.36

Net Asset Value Total Return(c)	2.94%		(2.78)%	(2.51)%	82.77%	(18.59)%		8.36%
Market Price Total Return(c)	2.99%		(2.97)%	(2.67)%	82.75%	(18.34)%		8.30%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$169,802		$170,228	$257,070	$132,722	$45,060		$51,809
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.40	%(e)	0.39%
Expenses, prior to Waivers	0.39	%(d)	0.40%	0.39%	0.46%	0.44	%(e)	0.48%
Net investment income	1.70	%(d)	1.88%	1.38%	1.09%	1.72	%(e)	2.73%
Portfolio turnover rate(f)	44%		76%	76%	78%	128%		49%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights–(continued)

Invesco S&P SmallCap Momentum ETF (XSMO)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,

			2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$44.82		$48.07	$51.21	$32.48	$37.29	$33.25

Net investment income(a)	0.25		0.66	0.26	0.24	0.34	0.13
Net realized and unrealized gain (loss) on investments	1.02		(3.25)	(3.20)	18.77	(4.71)	4.04

Total from investment operations	1.27		(2.59)	(2.94)	19.01	(4.37)	4.17

Distributions to shareholders from:
Net investment income	(0.27)		(0.66)	(0.20)	(0.28)	(0.44)	(0.13)

Net asset value at end of period	$45.82		$44.82	$48.07	$51.21	$32.48	$37.29

Market price at end of period(b)	$45.85		$44.77	$48.05	$51.16	$32.56	$37.31

Net Asset Value Total Return(c)	2.79%		(5.38)%	(5.78)%	58.74%	(11.70)%	12.55%
Market Price Total Return(c)	2.97%		(5.45)%	(5.72)%	58.20%	(11.53)%	12.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$159,468		$177,922	$145,652	$171,548	$74,694	$89,495
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.37%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(d)	0.42%	0.37%	0.40%	0.40%	0.44%
Net investment income	1.04	%(d)	1.40%	0.48%	0.53%	0.92%	0.37%
Portfolio turnover rate(e)	52%		125%	147%	132%	180%	44%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights–(continued)

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,

			2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$44.08		$50.04	$49.21	$22.95	$30.31		$30.37

Net investment income(a)	0.43		0.68	0.74	0.38	0.51		0.58
Net realized and unrealized gain (loss) on investments	1.36		(5.91)	0.84 (b)	26.23	(7.27)		0.03

Total from investment operations	1.79		(5.23)	1.58	26.61	(6.76)		0.61

Distributions to shareholders from:
Net investment income	(0.38)		(0.73)	(0.75)	(0.35)	(0.60)		(0.67)

Net asset value at end of period	$45.49		$44.08	$50.04	$49.21	$22.95		$30.31

Market price at end of period(c)	$45.50		$44.07	$50.03	$49.27	$22.92		$30.30

Net Asset Value Total Return(d)	4.05%		(10.46)%	3.18%	116.75%	(22.43)%		2.13%
Market Price Total Return(d)	4.09%		(10.47)%	3.04%	117.30%	(22.51)%		2.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$584,589		$612,331	$711,075	$259,319	$52,778		$78,794
Ratio to average net assets of:
Expenses, after Waivers	0.36	%(e)	0.36%	0.36%	0.39%	0.40	%(f)	0.39%
Expenses, prior to Waivers	0.36	%(e)	0.36%	0.36%	0.41%	0.40	%(f)	0.44%
Net investment income	1.81	%(e)	1.44%	1.41%	1.11%	1.73	%(f)	1.88%
Portfolio turnover rate(g)	41%		86%	73%	75%	136%		52%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights–(continued)

Invesco Zacks Mid-Cap ETF (CZA)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,

			2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$86.48		$89.72	$88.94	$57.49	$70.67		$64.70

Net investment income(a)	0.78		1.06	1.06	0.83	1.03		0.90
Net realized and unrealized gain (loss) on investments	(5.99)		(2.78)	0.57	31.70	(13.14)		5.82

Total from investment operations	(5.21)		(1.72)	1.63	32.53	(12.11)		6.72

Distributions to shareholders from:
Net investment income	-		(1.52)	(0.85)	(1.08)	(1.07)		(0.75)

Net asset value at end of period	$81.27		$86.48	$89.72	$88.94	$57.49		$70.67

Market price at end of period(b)	$81.26		$86.48	$89.97	$88.93	$57.59		$70.75

Net Asset Value Total Return(c)	(6.03)%		(1.93)%	1.82%	56.93%	(17.51)%		10.68%
Market Price Total Return(c)	(6.04)%		(2.20)%	2.12%	56.65%	(17.46)%		10.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$173,103		$198,895	$211,735	$226,798	$232,835		$265,019
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.72%	0.74%	0.69%	0.65	%(e)(f)	0.65	%(e)
Expenses, prior to Waivers	0.70	%(d)	0.72%	0.74%	0.69%	0.68	%(e)(f)	0.70	%(e)
Net investment income	1.78	%(d)	1.20%	1.16%	1.18%	1.46	%(f)	1.36%
Portfolio turnover rate(g)	60%		122%	121%	162%	144%		170%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights–(continued)

Invesco Zacks Multi-Asset Income ETF (CVY)

	Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,

			2023		2022		2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$21.46		$22.65		$24.06		$15.82	$22.25		$21.87

Net investment income(a)(b)	0.46		0.95		0.67		0.65	0.77		0.81
Net realized and unrealized gain (loss) on investments	(0.15)		(0.94)		(1.44)		8.20	(6.45)		0.38

Total from investment operations	0.31		0.01		(0.77)		8.85	(5.68)		1.19

Distributions to shareholders from:
Net investment income.	(0.51)		(1.20)		(0.64)		(0.61)	(0.75)		(0.81)

Net asset value at end of period	$21.26		$21.46		$22.65		$24.06	$15.82		$22.25

Market price at end of period(c)	$21.25		$21.48		$22.61		$24.08	$15.84		$22.27

Net Asset Value Total Return(d)	1.42%		0.28%		(3.30)%		57.19%	(25.93)%		5.67%
Market Price Total Return(d)	1.28%		0.56%		(3.54)%		57.13%	(25.91)%		5.76%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$92,075		$96,175		$114,150		$133,536	$125,007		$229,220
Ratio to average net assets of:
Expenses, after Waivers	0.72	%(e)(f)	0.73	%(f)	0.73	%(f)	0.73%	0.65	%(f)(g)	0.65	%(f)
Expenses, prior to Waivers	0.73	%(e)(f)	0.73	%(f)	0.74	%(f)	0.73%	0.69	%(f)(g)	0.71	%(f)
Net investment income(b)	4.24	%(e)	4.37%		2.77%		3.48%	3.64	%(g)	3.71%
Portfolio turnover rate(h)	63%		142%		161%		176%	203%		196%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Large Cap Growth ETF (PWB)*	“Large Cap Growth ETF”

Invesco Large Cap Value ETF (PWV)**	“Large Cap Value ETF”

Invesco S&P 100 Equal Weight ETF (EQWL)	“S&P 100 Equal Weight ETF”

Invesco S&P 500 GARP ETF (SPGP)	“S&P 500 GARP ETF”

Invesco S&P 500 Value with Momentum ETF (SPVM)	“S&P 500 Value with Momentum ETF”

Invesco S&P MidCap Momentum ETF (XMMO)	“S&P MidCap Momentum ETF”

Invesco S&P MidCap Quality ETF (XMHQ)	“S&P MidCap Quality ETF”

Invesco S&P MidCap Value with Momentum ETF (XMVM)	“S&P MidCap Value with Momentum ETF”

Invesco S&P SmallCap Momentum ETF (XSMO)	“S&P SmallCap Momentum ETF”

Invesco S&P SmallCap Value with Momentum ETF (XSVM)	“S&P SmallCap Value with Momentum ETF”

Invesco Zacks Mid-Cap ETF (CZA)	“Zacks Mid-Cap ETF”

Invesco Zacks Multi-Asset Income ETF (CVY)	“Zacks Multi-Asset Income ETF”

*	Effective after the close of markets on August 25, 2023, the Fund’s name changed from Invesco Dynamic Large Cap Growth ETF to Invesco Large Cap Growth ETF.
**	Effective after the close of markets on August 25, 2023, the Fund’s name changed from Invesco Dynamic Large Cap Value ETF to Invesco Large Cap Value ETF.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Large Cap Growth ETF	Dynamic Large Cap Growth Intellidex® Index

Large Cap Value ETF	Dynamic Large Cap Value Intellidex® Index

S&P 100 Equal Weight ETF	S&P 100® Equal Weight Index

S&P 500 GARP ETF	S&P 500® GARP Index

S&P 500 Value with Momentum ETF	S&P 500® High Momentum Value Index

S&P MidCap Momentum ETF	S&P MidCap 400® Momentum Index

S&P MidCap Quality ETF	S&P MidCap 400® Quality Index

S&P MidCap Value with Momentum ETF	S&P MidCap 400® High Momentum Value Index

S&P SmallCap Momentum ETF	S&P SmallCap 600® Momentum Index

S&P SmallCap Value with Momentum ETF	S&P SmallCap 600® High Momentum Value Index

Zacks Mid-Cap ETF	Zacks Mid-Cap Core Index

Zacks Multi-Asset Income ETF	Zacks Multi-Asset Income Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

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Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly (except for Zacks Mid-Cap ETF, which declares and pays dividends from net investment income, if any, to shareholders annually) and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s

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taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2023, the Funds did not enter into any closing agreements.

G.

Expenses - Each Fund is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

Large Cap Growth ETF	$1,371

Large Cap Value ETF	972

S&P 100 Equal Weight ETF	454

S&P 500 GARP ETF	7,904

S&P 500 Value with Momentum ETF	15

S&P MidCap Momentum ETF	3,756

S&P MidCap Quality ETF	4,252

S&P MidCap Value with Momentum ETF	1,408

S&P SmallCap Momentum ETF	1,971

S&P SmallCap Value with Momentum ETF	5,706

Zacks Mid-Cap ETF	3,612

Zacks Multi-Asset Income ETF	5,487

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books

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and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

L.	Other Risks

ADR Risk. Certain Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect

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supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Investment in Investment Companies Risk. Investing in other investment companies, including exchange-traded funds (“ETFs”) and closed-end funds, subjects a Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, a Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests. Investments in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed-end fund’s shares may trade at a discount or premium relative to the NAV of its shares and the listing exchange may halt trading of the fund’s shares.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Master Limited Partnership Risk. Certain Funds may invest in master limited partnerships (“MLPs”). An MLP is an entity that is classified as a partnership under the Internal Revenue Code and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. Investments in MLP units are subject to certain risks inherent in a partnership structure, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Securities issued by MLPs may experience limited trading volumes and may be relatively illiquid or volatile at times. As partnerships, MLPs may be subject to less regulation (and less protection for investors) than corporations under state laws, and may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal

65

tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.25% of the Fund’s average daily net assets. Each of Large Cap Growth ETF, Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2025. The Expense Cap for each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF is 0.25% of the Fund’s average daily net assets per year, through at least August 31, 2025. The Expense Cap for each of Large Cap Growth ETF, Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF is 0.60% of the Fund’s average daily net assets per year through at least August 31, 2025, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2025. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the six months ended October 31, 2023 under this Expense Cap for Large Cap Growth ETF, Large Cap Value ETF, S&P 500 GARP ETF, S&P MidCap Momentum ETF, S&P SmallCap Value with Momentum ETF and Zacks Mid-Cap ETF.

Further, through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2023, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Large Cap Growth ETF	$49

Large Cap Value ETF	171

S&P 100 Equal Weight ETF	92,051

S&P 500 GARP ETF	385

S&P 500 Value with Momentum ETF	30,317

S&P MidCap Momentum ETF	471

S&P MidCap Quality ETF	267,160

S&P MidCap Value with Momentum ETF	526

S&P SmallCap Momentum ETF	72

S&P SmallCap Value with Momentum ETF	2,268

66

Zacks Mid-Cap ETF	$83

Zacks Multi-Asset Income ETF	5,274

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2023 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/24	4/30/25	4/30/26	10/31/26

S&P 100 Equal Weight ETF	$399,486	$44,828	$103,638	$159,032	$91,988

S&P 500 Value with Momentum ETF	161,576	27,839	38,697	64,754	30,286

S&P MidCap Quality ETF	806,307	66,146	185,234	288,036	266,891

S&P MidCap Value with Momentum ETF	35,377	16,198	-	19,179	-

S&P SmallCap Momentum ETF	49,103	5,640	-	43,463	-

Zacks Multi-Asset Income ETF	25,421	-	9,144	11,122	5,155

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Large Cap Growth ETF	ICE Data Indices, LLC

Large Cap Value ETF	ICE Data Indices, LLC

S&P 100 Equal Weight ETF	S&P Dow Jones Indices LLC

S&P 500 GARP ETF	S&P Dow Jones Indices LLC

S&P 500 Value with Momentum ETF	S&P Dow Jones Indices LLC

S&P MidCap Momentum ETF	S&P Dow Jones Indices LLC

S&P MidCap Quality ETF	S&P Dow Jones Indices LLC

S&P MidCap Value with Momentum ETF	S&P Dow Jones Indices LLC

S&P SmallCap Momentum ETF	S&P Dow Jones Indices LLC

S&P SmallCap Value with Momentum ETF	S&P Dow Jones Indices LLC

Zacks Mid-Cap ETF	Zacks Investment Research, Inc.

Zacks Multi-Asset Income ETF	Zacks Investment Research, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2023, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Large Cap Growth ETF	$38,977

Large Cap Value ETF	75,525

S&P 100 Equal Weight ETF	4,188

S&P 500 GARP ETF	97,151

S&P 500 Value with Momentum ETF	3,203

S&P MidCap Momentum ETF	17,640

S&P MidCap Quality ETF	30,036

S&P MidCap Value with Momentum ETF	28,609

67

S&P SmallCap Momentum ETF	$18,698

S&P SmallCap Value with Momentum ETF	32,685

Zacks Mid-Cap ETF	28,256

Zacks Multi-Asset Income ETF	29,525

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended October 31, 2023, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P 500 Value with Momentum ETF	$-	$75,301	$15,349

S&P MidCap Momentum ETF	-	45,923,921	6,455,548

S&P MidCap Quality ETF	-	12,579,116	826,993

S&P SmallCap Momentum ETF	-	371,053	(8,746)

S&P SmallCap Value with Momentum ETF	-	716,920	159,956

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2023, for each Fund (except for S&P 500 Value with Momentum ETF). As of October 31, 2023, all of the securities in S&P 500 Value with Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Large Cap Growth ETF

Investments in Securities

Common Stocks & Other Equity Interests	$616,710,918	$-	$-	$616,710,918

Money Market Funds	-	28,892,291	-	28,892,291

Total Investments	$616,710,918	$28,892,291	$-	$645,603,209

68

	Level 1	Level 2	Level 3	Total

Large Cap Value ETF

Investments in Securities

Common Stocks & Other Equity Interests	$724,846,541	$-	$-	$724,846,541

Money Market Funds	91,549	28,884,743	-	28,976,292

Total Investments	$724,938,090	$28,884,743	$-	$753,822,833

S&P 100 Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$338,790,439	$-	$-	$338,790,439

Money Market Funds	-	20,154,322	-	20,154,322

Total Investments	$338,790,439	$20,154,322	$-	$358,944,761

S&P 500 GARP ETF

Investments in Securities

Common Stocks & Other Equity Interests	$3,578,946,969	$-	$-	$3,578,946,969

Money Market Funds	624,869	301,774,466	-	302,399,335

Total Investments	$3,579,571,838	$301,774,466	$-	$3,881,346,304

S&P MidCap Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,063,913,568	$-	$-	$1,063,913,568

Money Market Funds	-	145,432,186	-	145,432,186

Total Investments	$1,063,913,568	$145,432,186	$-	$1,209,345,754

S&P MidCap Quality ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,638,620,011	$-	$-	$1,638,620,011

Money Market Funds	-	140,029,158	-	140,029,158

Total Investments	$1,638,620,011	$140,029,158	$-	$1,778,649,169

S&P MidCap Value with Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$169,780,741	$-	$-	$169,780,741

Money Market Funds	118,808	23,927,452	-	24,046,260

Total Investments	$169,899,549	$23,927,452	$-	$193,827,001

S&P SmallCap Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$159,425,668	$-	$-	$159,425,668

Money Market Funds	127,363	35,542,541	-	35,669,904

Total Investments	$159,553,031	$35,542,541	$-	$195,095,572

S&P SmallCap Value with Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$584,347,028	$-	$-	$584,347,028

Money Market Funds	226,927	119,794,073	-	120,021,000

Total Investments	$584,573,955	$119,794,073	$-	$704,368,028

Zacks Mid-Cap ETF

Investments in Securities

Common Stocks & Other Equity Interests	$173,116,502	$-	$-	$173,116,502

Money Market Funds	268,615	25,516,568	-	25,785,183

Total Investments	$173,385,117	$25,516,568	$-	$198,901,685

Zacks Multi-Asset Income ETF

Investments in Securities

Common Stocks & Other Equity Interests	$73,935,687	$-	$0	$73,935,687

Preferred Stocks	9,048,253	-	-	9,048,253

Closed-End Funds	8,982,310	-	-	8,982,310

Money Market Funds	379,550	14,599,735	-	14,979,285

Total Investments	$92,345,800	$14,599,735	$0	$106,945,535

69

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Large Cap Growth ETF	$260,225,682	$-	$260,225,682

Large Cap Value ETF	428,723,368	70,774,654	499,498,022

S&P 100 Equal Weight ETF	2,791,682	3,934,060	6,725,742

S&P 500 GARP ETF	170,859,940	32,155,012	203,014,952

S&P 500 Value with Momentum ETF	15,398,064	5,816,797	21,214,861

S&P MidCap Momentum ETF	314,440,608	-	314,440,608

S&P MidCap Quality ETF	50,951,381	6,373,235	57,324,616

S&P MidCap Value with Momentum ETF	46,994,702	14,132,733	61,127,435

S&P SmallCap Momentum ETF	81,868,636	7,376,865	89,245,501

S&P SmallCap Value with Momentum ETF	150,033,586	47,292,823	197,326,409

Zacks Mid-Cap ETF	125,030,538	10,191,930	135,222,468

Zacks Multi-Asset Income ETF	368,533,316	77,796,020	446,329,336

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended October 31, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Large Cap Growth ETF	$379,034,691	$379,152,232

Large Cap Value ETF	402,117,334	402,199,417

S&P 100 Equal Weight ETF	25,609,142	25,637,452

S&P 500 GARP ETF	1,275,117,848	1,288,851,225

S&P 500 Value with Momentum ETF	14,388,579	14,422,911

S&P MidCap Momentum ETF	723,518,861	725,493,338

S&P MidCap Quality ETF	413,908,345	416,383,483

S&P MidCap Value with Momentum ETF	77,500,364	77,896,826

S&P SmallCap Momentum ETF	88,321,187	89,181,819

S&P SmallCap Value with Momentum ETF	250,404,911	251,695,671

Zacks Mid-Cap ETF	117,743,573	116,094,920

Zacks Multi-Asset Income ETF	60,061,764	59,664,466

For the six months ended October 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Large Cap Growth ETF	$25,722,899	$26,340,669

Large Cap Value ETF	191,191,553	231,214,077

S&P 100 Equal Weight ETF	181,808,970	49,161,559

S&P 500 GARP ETF	1,746,018,751	1,053,655,811

S&P 500 Value with Momentum ETF	950,694	7,032,537

S&P MidCap Momentum ETF	397,119,366	395,512,597

S&P MidCap Quality ETF	1,184,302,299	253,002,196

70

	In-kind Purchases	In-kind Sales

S&P MidCap Value with Momentum ETF	$63,214,269	$65,783,753

S&P SmallCap Momentum ETF	71,553,493	94,218,364

S&P SmallCap Value with Momentum ETF	130,173,903	175,216,255

Zacks Mid-Cap ETF	848,995	15,537,149

Zacks Multi-Asset Income ETF	814,958	3,825,672

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of October 31, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Large Cap Growth ETF	$62,951,681	$(30,986,626)	$31,965,055	$613,638,154

Large Cap Value ETF	36,095,863	(51,865,711)	(15,769,848)	769,592,681

S&P 100 Equal Weight ETF	12,272,780	(30,086,847)	(17,814,067)	376,758,828

S&P 500 GARP ETF	198,138,661	(268,742,550)	(70,603,889)	3,951,950,193

S&P 500 Value with Momentum ETF	1,199,370	(3,124,167)	(1,924,797)	36,762,899

S&P MidCap Momentum ETF	86,219,501	(62,128,680)	24,090,821	1,185,254,933

S&P MidCap Quality ETF	95,112,474	(90,397,728)	4,714,746	1,773,934,423

S&P MidCap Value with Momentum ETF	12,229,056	(14,105,082)	(1,876,026)	195,703,027

S&P SmallCap Momentum ETF	10,627,593	(9,613,441)	1,014,152	194,081,420

S&P SmallCap Value with Momentum ETF	60,261,204	(51,391,899)	8,869,305	695,498,723

Zacks Mid-Cap ETF	7,215,651	(19,260,647)	(12,044,996)	210,946,681

Zacks Multi-Asset Income ETF	6,650,148	(9,931,744)	(3,281,596)	110,227,131

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

71

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.

In addition to the fees and expenses which the Invesco Zacks Multi-Asset Income ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Large Cap Growth ETF (PWB)

Actual	$1,000.00	$1,024.10	0.56%	$2.85

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.56	2.85

Invesco Large Cap Value ETF (PWV)

Actual	1,000.00	995.40	0.55	2.76

Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.55	2.80

Invesco S&P 100 Equal Weight ETF (EQWL)

Actual	1,000.00	984.20	0.25	1.25

Hypothetical (5% return before expenses)	1,000.00	1,023.88	0.25	1.27

Invesco S&P 500 GARP ETF (SPGP)

Actual	1,000.00	1,024.90	0.34	1.73

Hypothetical (5% return before expenses)	1,000.00	1,023.43	0.34	1.73

72

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500 Value with Momentum ETF (SPVM)

Actual	$1,000.00	$983.40	0.39%	$1.94

Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98

Invesco S&P MidCap Momentum ETF (XMMO)

Actual	1,000.00	1,018.30	0.33	1.67

Hypothetical (5% return before expenses)	1,000.00	1,023.48	0.33	1.68

Invesco S&P MidCap Quality ETF (XMHQ)

Actual	1,000.00	1,038.30	0.25	1.28

Hypothetical (5% return before expenses)	1,000.00	1,023.88	0.25	1.27

Invesco S&P MidCap Value with Momentum ETF (XMVM)

Actual	1,000.00	1,029.40	0.39	1.99

Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98

Invesco S&P SmallCap Momentum ETF (XSMO)

Actual	1,000.00	1,027.90	0.39	1.99

Hypothetical (5% return before expenses)	1,000.00	1,023.18	0.39	1.98

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

Actual	1,000.00	1,040.50	0.36	1.85

Hypothetical (5% return before expenses)	1,000.00	1,023.33	0.36	1.83

Invesco Zacks Mid-Cap ETF (CZA)

Actual	1,000.00	939.70	0.70	3.41

Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.70	3.56

Invesco Zacks Multi-Asset Income ETF (CVY)

Actual	1,000.00	1,014.20	0.72	3.65

Hypothetical (5% return before expenses)	1,000.00	1,021.52	0.72	3.66

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

73

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-5 invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2023

IGPT	Invesco AI and Next Gen Software ETF (formerly, Invesco Dynamic Software ETF)

PBE	Invesco Biotechnology & Genome ETF (formerly, Invesco Dynamic Biotechnology & Genome ETF)

PKB	Invesco Building & Construction ETF (formerly, Invesco Dynamic Building & Construction ETF)

PXE	Invesco Energy Exploration & Production ETF (formerly, Invesco Dynamic Energy Exploration & Production ETF)

PBJ	Invesco Food & Beverage ETF (formerly, Invesco Dynamic Food & Beverage ETF)

PEJ	Invesco Leisure and Entertainment ETF (formerly, Invesco Dynamic Leisure and Entertainment ETF)

KNCT	Invesco Next Gen Connectivity ETF (formerly, Invesco Dynamic Networking ETF)

GGME	Invesco Next Gen Media and Gaming ETF (formerly, Invesco Dynamic Media ETF)

PXJ	Invesco Oil & Gas Services ETF (formerly, Invesco Dynamic Oil & Gas Services ETF)

PJP	Invesco Pharmaceuticals ETF (formerly, Invesco Dynamic Pharmaceuticals ETF)

PSI	Invesco Semiconductors ETF (formerly, Invesco Dynamic Semiconductors ETF)

2

Invesco AI and Next Gen Software ETF (IGPT)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Advertising-1.39%
Magnite, Inc.(b)(c)	9,081	$60,298
Trade Desk, Inc. (The), Class A(b)	29,518	2,094,597

		2,154,895

Alternative Carriers-0.12%
Cogent Communications Holdings, Inc.	2,923	189,937

Application Software-21.16%
Adobe, Inc.(b)	23,809	12,667,817
Altair Engineering, Inc., Class A(b)(c)	3,178	197,417
Alteryx, Inc., Class A(b)(c)	4,193	134,218
Altium Ltd. (Australia)	6,196	154,880
ANSYS, Inc.(b)	5,746	1,598,882
Autodesk, Inc.(b)	14,141	2,794,686
Bentley Systems, Inc., Class B(c)	15,516	754,698
Cadence Design Systems, Inc.(b)	15,882	3,809,298
Dassault Systemes SE (France)	47,935	1,966,652
DoubleVerify Holdings, Inc.(b)(c)	7,571	210,701
Elastic N.V.(b)	4,753	356,665
Enghouse Systems Ltd. (Canada)	2,223	52,138
Five9, Inc.(b)	4,781	276,676
HubSpot, Inc.(b)	3,310	1,402,679
IRESS Ltd. (Australia)	7,148	22,583
MicroStrategy, Inc., Class A(b)(c)	798	337,865
Nemetschek SE (Germany)	2,289	170,331
Nice Ltd. (Israel)(b)	3,431	529,718
Pegasystems, Inc.(c)	2,786	119,074
PTC, Inc.(b)	5,264	739,171
Sinch AB(b)(c)(d)	43,061	67,848
Splunk, Inc.(b)	10,105	1,487,052
Synopsys, Inc.(b)	5,116	2,401,655
Unity Software, Inc.(b)(c)	17,362	440,474
Verint Systems, Inc.(b)(c)	4,254	80,018

		32,773,196

Automotive Parts & Equipment-0.03%
Luminar Technologies, Inc.(b)(c)	15,901	50,406

Consumer Electronics-0.41%
Garmin Ltd.	6,192	634,866

Data Center REITs-4.52%
Digital Realty Trust, Inc.	20,024	2,490,185
Equinix, Inc.	6,193	4,518,660

		7,008,845

Electrical Components & Equipment-1.59%
AMETEK, Inc.	10,999	1,548,329
Nidec Corp. (Japan)	25,757	921,977

		2,470,306

Electronic Components-0.29%
Largan Precision Co. Ltd. (Taiwan)	7,048	449,803

Electronic Equipment & Instruments-4.97%
Cognex Corp.	11,419	410,970
Halma PLC (United Kingdom)	17,871	400,099
Hexagon AB, Class B (Sweden)	133,776	1,085,999
Inficon Holding AG (Switzerland)	115	124,471
Jenoptik AG (Germany)	2,967	70,124
Keyence Corp. (Japan)	13,678	5,251,911

	Shares	Value

Electronic Equipment & Instruments-(continued)
Novanta, Inc.(b)	1,610	$212,617
Spectris PLC (United Kingdom)	3,602	135,496

		7,691,687

Electronic Manufacturing Services-0.13%
IPG Photonics Corp.(b)	2,276	195,508

Health Care Equipment-3.94%
Intuitive Surgical, Inc.(b)	23,256	6,098,188

Health Care Services-0.06%
RadNet, Inc.(b)(c)	3,716	100,183

Industrial Machinery & Supplies & Components-1.59%
3D Systems Corp.(b)(c)	8,844	32,988
ATS Corp. (Canada)(b)	4,830	162,479
AutoStore Holdings Ltd. (Norway)(b)(d)	64,994	71,675
Duerr AG (Germany)	2,884	59,047
Fortive Corp.(c)	18,029	1,176,933
Harmonic Drive Systems, Inc. (Japan)	4,170	89,213
Hiwin Technologies Corp. (Taiwan)	16,958	102,213
MINEBEA MITSUMI, Inc. (Japan)	18,521	284,887
Yaskawa Electric Corp. (Japan)	14,979	482,370

		2,461,805

Interactive Home Entertainment-1.54%
Electronic Arts, Inc.	10,265	1,270,704
Take-Two Interactive Software, Inc.(b)	7,555	1,010,481
Ubisoft Entertainment S.A. (France)(b)	3,718	105,637

		2,386,822

Interactive Media & Services-18.04%
Alphabet, Inc., Class A(b)	98,646	12,239,996
Baidu, Inc., A Shares (China)(b)	83,263	1,092,849
Meta Platforms, Inc., Class A(b)	44,674	13,458,936
Pinterest, Inc., Class A(b)(c)	38,559	1,152,143

		27,943,924

Internet Services & Infrastructure-2.22%
GDS Holdings Ltd., A Shares (China)(b)	43,488	53,800
NEXTDC Ltd. (Australia)(b)	34,163	254,156
Snowflake, Inc., Class A(b)	21,570	3,130,454

		3,438,410

IT Consulting & Other Services-0.02%
Addnode Group AB (Sweden)(c)	4,818	29,949

Movies & Entertainment-0.27%
Roku, Inc., Class A(b)(c)	7,138	425,211

Research & Consulting Services-0.09%
Clarivate PLC(b)(c)	21,643	138,082

Semiconductors-34.26%
Advanced Micro Devices, Inc.(b)	106,945	10,534,082
Alchip Technologies Ltd. (Taiwan)	4,447	359,901
Ambarella, Inc.(b)	2,629	118,279
AP Memory Technology Corp. (Taiwan)	8,912	98,091
ASMedia Technology, Inc. (Taiwan)	1,778	72,085
Diodes, Inc.(b)	3,034	197,453
Faraday Technology Corp. (Taiwan)	12,728	118,510
Global Unichip Corp. (Taiwan)	4,261	188,517
Intel Corp.	264,293	9,646,694
Lattice Semiconductor Corp.(b)	8,897	494,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco AI and Next Gen Software ETF (IGPT)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Semiconductors-(continued)
Macronix International Co. Ltd. (Taiwan)	81,503	$67,846
Marvell Technology, Inc.	33,737	1,593,061
MaxLinear, Inc.(b)	2,841	43,183
Microchip Technology, Inc.	25,872	1,844,415
Micron Technology, Inc.	72,461	4,845,467
Nanya Technology Corp. (Taiwan)	77,829	155,250
NVIDIA Corp.	28,855	11,767,069
QUALCOMM, Inc.	63,240	6,892,528
Renesas Electronics Corp. (Japan)(b)	54,017	697,483
Sanken Electric Co. Ltd. (Japan)	1,660	80,213
Silicon Laboratories, Inc.(b)(c)	2,116	195,053
SK hynix, Inc. (South Korea)	33,825	2,912,774
Winbond Electronics Corp. (Taiwan)	189,005	145,388
Winbond Electronics Corp., Rts., expiring 11/30/2023 (Taiwan)(b)	7,598	691

		53,068,795

Systems Software-0.39%
Dolby Laboratories, Inc., Class A(c)	3,946	319,389
Teradata Corp.(b)	6,626	283,063

		602,452

Technology Hardware, Storage & Peripherals-3.00%
Hewlett Packard Enterprise Co.	51,583	793,346
NetApp, Inc.	9,706	706,403
Pure Storage, Inc., Class A(b)(c)	12,349	417,520
Seagate Technology Holdings PLC(c)	13,740	937,755
Super Micro Computer, Inc.(b)	2,547	609,930
Western Digital Corp.(b)	21,200	851,180
Wiwynn Corp. (Taiwan)	7,214	338,069

		4,654,203

Total Common Stocks & Other Equity Interests (Cost $160,135,413)		154,967,473

	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(e)(f) (Cost $83,253)	83,253	$83,253

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $160,218,666)		155,050,726

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.65%
Invesco Private Government Fund, 5.32%(e)(f)(g)	1,581,715	1,581,715
Invesco Private Prime Fund, 5.53%(e)(f)(g)	4,068,893	4,069,300

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,651,071)		5,651,015

TOTAL INVESTMENTS IN SECURITIES-103.74% (Cost $165,869,737)		160,701,741
OTHER ASSETS LESS LIABILITIES-(3.74)%		(5,786,179)

NET ASSETS-100.00%.		$154,915,562

Investment Abbreviations:

Rts.-Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2023 was $139,523, which represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$154,502	$18,438,104	$(18,509,353)	$ -	$ -	$ 83,253	$6,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco AI and Next Gen Software ETF (IGPT)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$5,666,175	$55,212,884	$(59,297,344)	$-	$-	$1,581,715	$106,622	*

Invesco Private Prime Fund	14,570,164	118,222,383	(128,722,481)	1,123	(1,889)	4,069,300	282,565	*

Total	$20,390,841	$191,873,371	$(206,529,178)	$1,123	$(1,889)	$5,734,268	$396,060

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Semiconductors	34.26

Application Software	21.16

Interactive Media & Services	18.04

Electronic Equipment & Instruments	4.97

Data Center REITs	4.52

Health Care Equipment	3.94

Technology Hardware, Storage & Peripherals	3.00

Sub-Industry Types Each Less Than 3%	10.14

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Biotechnology & Genome ETF (PBE)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Biotechnology-83.31%
Acadia Pharmaceuticals, Inc.(b)	225,189	$5,082,516
Alkermes PLC(b)(c)	222,135	5,373,446
Amgen, Inc.	46,617	11,919,967
Amicus Therapeutics, Inc.(b)	525,320	5,762,760
Arrowhead Pharmaceuticals, Inc.(b)(c)	230,824	5,675,962
Biogen, Inc.(b)	45,668	10,847,977
BioMarin Pharmaceutical, Inc.(b)	132,659	10,805,076
Catalyst Pharmaceuticals, Inc.(b)(c)	454,282	5,637,640
Dynavax Technologies Corp.(b)(c)	438,177	6,226,495
Exelixis, Inc.(b)	304,970	6,279,332
Gilead Sciences, Inc.(c)	157,299	12,354,263
Halozyme Therapeutics, Inc.(b)	153,414	5,196,132
Incyte Corp.(b)	185,363	9,996,627
MannKind Corp.(b)(c)	1,442,898	6,190,032
Myriad Genetics, Inc.(b)	377,129	5,875,670
Neurocrine Biosciences, Inc.(b)	61,170	6,786,200
PTC Therapeutics, Inc.(b)(c)	166,263	3,117,431
Regeneron Pharmaceuticals, Inc.(b)	14,288	11,143,068
United Therapeutics Corp.(b)	51,978	11,583,817
Veracyte, Inc.(b)(c)	252,050	5,222,476
Vericel Corp.(b)(c)	200,266	7,045,358
Vertex Pharmaceuticals, Inc.(b)	34,275	12,411,320
Xencor, Inc.(b)(c)	285,312	4,950,163

		175,483,728

Health Care Services-4.48%
Fulgent Genetics, Inc.(b)(c)	193,467	4,631,600
OPKO Health, Inc.(b)(c)	3,853,383	4,816,729

		9,448,329

Life Sciences Tools & Services-7.09%
Pacific Biosciences of California, Inc.(b)(c)	637,853	3,941,932
QIAGEN N.V.(b)	148,072	5,542,335
Repligen Corp.(b)(c)	40,484	5,447,527

		14,931,794

	Shares	Value
Pharmaceuticals-5.17%
Catalent, Inc.(b)(c)	147,507	$5,072,766
Intra-Cellular Therapies, Inc.(b)	116,728	5,808,385

		10,881,151

Total Common Stocks & Other Equity Interests (Cost $220,233,567)		210,745,002

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $149,552)	149,552	149,552

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $220,383,119)		210,894,554

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-26.63%
Invesco Private Government Fund, 5.32%(d)(e)(f)	15,706,345	15,706,345
Invesco Private Prime Fund, 5.53%(d)(e)(f)	40,394,421	40,398,460

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,103,638)		56,104,805

TOTAL INVESTMENTS IN SECURITIES-126.75% (Cost $276,486,757)		266,999,359
OTHER ASSETS LESS LIABILITIES-(26.75)%		(56,349,095)

NET ASSETS-100.00%.		$210,650,264

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 294,606	$ 1,647,557	$ (1,792,611)	$ -	$ -	$ 149,552	$5,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Biotechnology & Genome ETF (PBE)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$10,396,545	$83,642,792	$(78,332,992)	$-	$-	$15,706,345	$351,325	*

Invesco Private Prime Fund	26,733,973	172,490,200	(158,829,204)	6,254	(2,763)	40,398,460	944,072	*

Total	$37,425,124	$257,780,549	$(238,954,807)	$6,254	$(2,763)	$56,254,357	$1,300,483

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Biotechnology	83.31

Life Sciences Tools & Services	7.09

Pharmaceuticals	5.17

Health Care Services	4.48

Money Market Funds Plus Other Assets Less Liabilities	(0.05)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Building & Construction ETF (PKB)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Building Products-16.80%
American Woodmark Corp.(b)(c)	80,834	$5,434,470
Gibraltar Industries, Inc.(b)	82,332	5,010,726
Griffon Corp.	145,248	5,801,205
Lennox International, Inc.(c)	30,762	11,398,551
Owens Corning	43,277	4,906,314

		32,551,266

Construction & Engineering-8.83%
Comfort Systems USA, Inc.	32,949	5,991,775
EMCOR Group, Inc.(c)	27,083	5,596,702
Sterling Infrastructure, Inc.(b)(c)	75,749	5,518,315

		17,106,792

Construction Materials-15.89%
Eagle Materials, Inc.(c)	32,986	5,076,875
Martin Marietta Materials, Inc.	24,716	10,107,361
United States Lime & Minerals, Inc.(c)	28,891	5,720,129
Vulcan Materials Co.	50,259	9,875,391

		30,779,756

Forest Products-2.61%
Louisiana-Pacific Corp.	98,761	5,064,464

Home Improvement Retail-4.88%
Home Depot, Inc. (The)	33,237	9,462,242

Homebuilding-48.33%
Beazer Homes USA, Inc.(b)(c)	208,240	5,037,326
D.R. Horton, Inc.	92,009	9,605,739
Dream Finders Homes, Inc., Class A(b)(c)	221,979	4,370,766
Green Brick Partners, Inc.(b)(c)	122,617	4,745,278
KB Home	119,814	5,295,779
Lennar Corp., Class A	92,478	9,865,553
M.D.C. Holdings, Inc.	126,945	4,817,563
M/I Homes, Inc.(b)	63,416	5,204,551
Meritage Homes Corp.	43,421	4,950,862
NVR, Inc.(b)	1,769	9,574,925
PulteGroup, Inc.	136,764	10,064,463

	Shares	Value
Homebuilding-(continued)
Taylor Morrison Home Corp., Class A(b)(c)	128,621	$4,928,757
Toll Brothers, Inc.(c)	77,419	5,474,297
TopBuild Corp.(b)	20,664	4,727,097
Tri Pointe Homes, Inc.(b)	198,604	4,977,016

		93,639,972

Specialized Consumer Services-2.71%
Frontdoor, Inc.(b)	181,211	5,242,434

Total Common Stocks & Other Equity Interests (Cost $190,888,515)		193,846,926

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $111,483)	111,483	111,483

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $190,999,998)		193,958,409

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.31%
Invesco Private Government Fund, 5.32%(d)(e)(f)	3,424,000	3,424,000
Invesco Private Prime Fund, 5.53%(d)(e)(f)	8,805,077	8,805,958

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,229,934)		12,229,958

TOTAL INVESTMENTS IN SECURITIES-106.42% (Cost $203,229,932)		206,188,367
OTHER ASSETS LESS LIABILITIES-(6.42)%		(12,443,631)

NET ASSETS-100.00%.		$193,744,736

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 152,257	$ 1,707,328	$ (1,748,102)	$ -	$ -	$ 111,483	$4,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Building & Construction ETF (PKB)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$3,829,706	$55,054,562	$(55,460,268)	$-	$-	$3,424,000	$120,738	*

Invesco Private Prime Fund	9,847,815	125,202,452	(126,244,311)	137	(135)	8,805,958	325,016	*

Total	$13,829,778	$181,964,342	$(183,452,681)	$137	$(135)	$12,341,441	$449,890

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Homebuilding	48.33

Building Products	16.80

Construction Materials	15.89

Construction & Engineering	8.83

Home Improvement Retail	4.88

Sub-Industry Types Each Less Than 3%	5.32

Money Market Funds Plus Other Assets Less Liabilities	(0.05)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Energy Exploration & Production ETF (PXE)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Gas Utilities-2.62%
National Fuel Gas Co.	86,706	$4,417,671

Oil & Gas Exploration & Production-71.77%
APA Corp.	107,314	4,262,512
California Resources Corp.(b)	82,943	4,361,972
Callon Petroleum Co.(b)(c)	125,212	4,676,668
Chesapeake Energy Corp.(b)	53,114	4,572,053
Chord Energy Corp.(b)	29,024	4,798,248
Civitas Resources, Inc.(b)	57,965	4,372,300
CNX Resources Corp.(b)(c)	208,020	4,518,195
Comstock Resources, Inc.(b)	386,197	4,866,082
Coterra Energy, Inc.(b)	300,462	8,262,705
Diamondback Energy, Inc.	56,525	9,062,088
EOG Resources, Inc.	64,867	8,189,459
EQT Corp.(b)	193,163	8,186,248
Gulfport Energy Corp.(c)	41,217	5,094,833
Magnolia Oil & Gas Corp., Class A(b)	203,685	4,572,728
Murphy Oil Corp.	102,092	4,580,868
Ovintiv, Inc.	95,966	4,606,368
Permian Resources Corp.(b)	340,469	4,960,633
Pioneer Natural Resources Co.	35,656	8,521,784
Range Resources Corp.(b)	144,143	5,166,085
SM Energy Co.(b)	113,519	4,577,086
Southwestern Energy Co.(c)	693,841	4,947,086
Vital Energy, Inc.(b)(c)	78,960	3,951,159

		121,107,160

Oil & Gas Refining & Marketing-25.60%
CVR Energy, Inc.(b)	131,849	4,318,055
HF Sinclair Corp.(b)	80,845	4,477,196
Marathon Petroleum Corp.	58,648	8,870,510
Par Pacific Holdings, Inc.(b)(c)	129,602	4,253,538
PBF Energy, Inc., Class A(b)	98,617	4,687,266

	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Phillips 66	74,218	$8,466,047
Valero Energy Corp.(b)	64,057	8,135,239

		43,207,851

Total Common Stocks & Other Equity Interests (Cost $158,855,107)		168,732,682

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $163,043)	163,043	163,043

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $159,018,150)		168,895,725

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-28.53%
Invesco Private Government Fund, 5.32%(d)(e)(f)	13,479,602	13,479,602
Invesco Private Prime Fund, 5.53%(d)(e)(f)	34,665,968	34,669,435

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,148,295)		48,149,037

TOTAL INVESTMENTS IN SECURITIES-128.62% (Cost $207,166,445)		217,044,762
OTHER ASSETS LESS LIABILITIES-(28.62)%		(48,297,273)

NET ASSETS-100.00%.		$168,747,489

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$108,993	$2,600,536	$(2,546,486)	$-	$-	$163,043	$2,472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Energy Exploration & Production ETF (PXE)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$5,820,927	$84,552,443	$(76,893,768)	$-	$-	$13,479,602	$311,845	*

Invesco Private Prime Fund	14,968,098	154,068,932	(134,374,635)	782	6,258	34,669,435	820,842	*

Total	$20,898,018	$241,221,911	$(213,814,889)	$782	$6,258	$48,312,080	$1,135,159

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Oil & Gas Exploration & Production	71.77

Oil & Gas Refining & Marketing	25.60

Gas Utilities	2.62

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Food & Beverage ETF (PBJ)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Agricultural Products & Services-10.30%
Archer-Daniels-Midland Co.	121,402	$8,688,741
Bunge Ltd.	48,050	5,092,339
Fresh Del Monte Produce, Inc.	207,612	5,190,300

		18,971,380

Brewers-2.68%
Molson Coors Beverage Co., Class B	85,625	4,946,556

Distillers & Vintners-4.84%
Constellation Brands, Inc., Class A	38,127	8,927,437

Food Distributors-8.44%
Andersons, Inc. (The)	105,468	5,287,111
Performance Food Group Co.(b)(c)	87,725	5,066,996
US Foods Holding Corp.(b)	133,320	5,191,481

		15,545,588

Food Retail-8.81%
Kroger Co. (The)	113,773	5,161,881
Sprouts Farmers Market, Inc.(b)(c)	138,247	5,809,139
Weis Markets, Inc.(c)	80,756	5,257,216

		16,228,236

Packaged Foods & Meats-31.01%
Adecoagro S.A. (Brazil)	484,560	5,112,108
B&G Foods, Inc.(c)	440,994	3,558,822
Cal-Maine Foods, Inc.	112,934	5,117,039
Dole PLC(c)	449,523	5,133,553
John B. Sanfilippo & Son, Inc.	52,500	5,368,650
Kraft Heinz Co. (The)	294,513	9,265,379
Lamb Weston Holdings, Inc.	55,585	4,991,533
Mondelez International, Inc., Class A	139,700	9,249,537
Nomad Foods Ltd. (United Kingdom)(b)(c)	293,295	4,053,337
Seaboard Corp.	1,509	5,291,987

		57,141,945

Personal Care Products-3.16%
BellRing Brands, Inc.(b)	133,167	5,823,393

Restaurants-10.45%
Arcos Dorados Holdings, Inc., Class A (Brazil)(c)	536,037	4,835,053

	Shares	Value
Restaurants-(continued)
Chipotle Mexican Grill, Inc.(b)	5,240	$10,177,128
Dutch Bros, Inc., Class A(b)(c)	174,764	4,253,756

		19,265,937

Soft Drinks & Non-alcoholic Beverages-20.29%
Coca-Cola Co. (The)	163,311	9,225,438
Coca-Cola Consolidated, Inc.	7,772	4,946,178
Monster Beverage Corp.(b)	170,986	8,737,385
PepsiCo, Inc.	55,814	9,113,310
Vita Coco Co., Inc. (The)(b)(c)	197,706	5,357,833

		37,380,144

Total Common Stocks & Other Equity Interests (Cost $195,340,968)		184,230,616

Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $241,490)	241,490	241,490

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $195,582,458)		184,472,106

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.76%
Invesco Private Government Fund, 5.32%(d)(e)(f)	4,003,938	4,003,938
Invesco Private Prime Fund, 5.53%(d)(e)(f)	10,298,795	10,299,825

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,304,000)		14,303,763

TOTAL INVESTMENTS IN SECURITIES-107.87% (Cost $209,886,458)		198,775,869
OTHER ASSETS LESS LIABILITIES-(7.87)%		(14,508,518)

NET ASSETS-100.00%.		$184,267,351

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$ 3,392,666	$ (3,151,176)	$ -	$ -	$ 241,490	$3,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Food & Beverage ETF (PBJ)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$8,310,046	$65,124,134	$(69,430,242)	$-	$-	$4,003,938	$198,801	*

Invesco Private Prime Fund	21,368,689	139,233,113	(150,300,346)	(237)	(1,394)	10,299,825	541,188	*

Total	$29,678,735	$207,749,913	$(222,881,764)	$(237)	$(1,394)	$14,545,253	$743,123

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Packaged Foods & Meats	31.01

Soft Drinks & Non-alcoholic Beverages	20.29

Restaurants	10.45

Agricultural Products & Services	10.30

Food Retail	8.81

Food Distributors	8.44

Distillers & Vintners	4.84

Personal Care Products	3.16

Brewers	2.68

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Leisure and Entertainment ETF (PEJ)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Broadcasting-2.84%
Fox Corp., Class A(b)	267,616	$8,132,850

Casinos & Gaming-12.93%
Accel Entertainment, Inc.(b)(c)	804,466	7,923,990
Caesars Entertainment, Inc.(b)(c)	169,952	6,779,385
Las Vegas Sands Corp.	301,056	14,288,118
Wynn Resorts Ltd.	92,302	8,102,270

		37,093,763

Food Distributors-2.98%
US Foods Holding Corp.(c)	219,099	8,531,715

Hotels, Resorts & Cruise Lines-25.87%
Airbnb, Inc., Class A(c)	126,600	14,975,514
Booking Holdings, Inc.(c)	5,224	14,572,661
MakeMyTrip Ltd. (India)(b)(c)	235,590	9,124,401
Marriott International, Inc., Class A	78,913	14,879,835
Norwegian Cruise Line Holdings Ltd.(b)(c)	509,491	6,929,078
Royal Caribbean Cruises Ltd.(c)	161,879	13,716,008

		74,197,497

Interactive Media & Services-5.46%
Eventbrite, Inc., Class A(b)(c)	863,714	7,151,552
TripAdvisor, Inc.(b)(c)	576,003	8,501,804

		15,653,356

Movies & Entertainment-19.22%
Cinemark Holdings, Inc.(b)(c)	509,717	8,405,234
Liberty Media Corp.-Liberty Formula One(c)	133,219	8,617,937
Lions Gate Entertainment Corp., Class A(b)(c)	1,234,227	9,701,024
Live Nation Entertainment, Inc.(b)(c)	104,366	8,351,367
Sphere Entertainment Co.(b)(c)	222,120	7,309,969
Warner Bros Discovery, Inc.(b)(c)	1,283,110	12,754,114

		55,139,645

Passenger Airlines-14.45%
American Airlines Group, Inc.(b)(c)	592,961	6,611,515
Copa Holdings S.A., Class A (Panama)(b)	89,789	7,331,272
Delta Air Lines, Inc.	386,630	12,082,187
SkyWest, Inc.(b)(c)	218,006	9,193,313
United Airlines Holdings, Inc.(b)(c)	177,869	6,227,194

		41,445,481

	Shares	Value
Restaurants-16.24%
Arcos Dorados Holdings, Inc., Class A (Brazil)	879,561	$7,933,640
Chipotle Mexican Grill, Inc.(c)	8,579	16,662,134
Dutch Bros, Inc., Class A(b)(c)	287,230	6,991,178
First Watch Restaurant Group, Inc.(b)(c)	480,722	8,032,865
Shake Shack, Inc., Class A(b)(c)	124,438	6,973,505

		46,593,322

Total Common Stocks & Other Equity Interests (Cost $320,277,016)		286,787,629

Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $440,194)	440,194	440,194

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $320,717,210)		287,227,823

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-21.67%
Invesco Private Government Fund, 5.32%(d)(e)(f)	17,396,824	17,396,824
Invesco Private Prime Fund, 5.53%(d)(e)(f)	44,745,629	44,750,104

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,148,183)		62,146,928

TOTAL INVESTMENTS IN SECURITIES-121.81% (Cost $382,865,393)		349,374,751
OTHER ASSETS LESS LIABILITIES-(21.81)%		(62,549,614)

NET ASSETS-100.00%.		$286,825,137

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 392,263	$ 2,282,077	$ (2,234,146)	$ -	$ -	$ 440,194	$8,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Leisure and Entertainment ETF (PEJ)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$29,897,937	$177,445,385	$(189,946,498)	$-	$-	$17,396,824	$570,982	*

Invesco Private Prime Fund	76,880,409	397,406,960	(429,539,354)	6,345	(4,256)	44,750,104	1,521,135	*

Total	$107,170,609	$577,134,422	$(621,719,998)	$6,345	$(4,256)	$62,587,122	$2,100,370

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Hotels, Resorts & Cruise Lines	25.87

Movies & Entertainment	19.22

Restaurants	16.24

Passenger Airlines	14.45

Casinos & Gaming	12.93

Interactive Media & Services	5.46

Sub-Industry Types Each Less Than 3%	5.82

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Next Gen Connectivity ETF (KNCT)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Alternative Carriers-0.20%
Iridium Communications, Inc.	1,088	$40,310
Liberty Global PLC, Class C (United Kingdom)(b)(c)	1,809	30,681

		70,991

Application Software-3.09%
Confluent, Inc., Class A(b)(c)	2,047	59,179
Datadog, Inc., Class A(b)	2,888	235,285
Dynatrace, Inc.(b)(c)	2,333	104,308
Nutanix, Inc., Class A(b)(c)	2,277	82,405
Synopsys, Inc.(b)	1,327	622,947

		1,104,124

Cable & Satellite-4.39%
Charter Communications, Inc., Class A(b)	951	383,063
Comcast Corp., Class A	26,257	1,084,151
Liberty Broadband Corp., Class C(b)	1,209	100,722

		1,567,936

Communications Equipment-8.89%
Accton Technology Corp. (Taiwan)	4,974	76,446
Arista Networks, Inc.(b)	2,534	507,738
Ciena Corp.(b)(c)	1,444	60,937
Cisco Systems, Inc.	31,936	1,664,824
F5, Inc.(b)	573	86,861
Juniper Networks, Inc.	3,104	83,560
Motorola Solutions, Inc.	1,409	392,350
Nokia OYJ (Finland)(c)	51,257	170,121
Telefonaktiebolaget LM Ericsson, Class B (Sweden)(c)	29,769	133,249

		3,176,086

Data Center REITs-2.85%
Digital Realty Trust, Inc.(c)	2,906	361,390
Equinix, Inc.	900	656,676

		1,018,066

Data Processing & Outsourced Services-0.08%
Genpact Ltd	845	28,341

Electronic Components-1.28%
Amphenol Corp., Class A	3,860	310,923
Coherent Corp.(b)	1,229	36,379
Hamamatsu Photonics K.K. (Japan)	1,195	43,848
Largan Precision Co. Ltd. (Taiwan)	1,028	65,607

		456,757

Electronic Equipment & Instruments-0.41%
Keysight Technologies, Inc.(b)	1,205	147,070

Integrated Telecommunication Services-12.55%
AT&T, Inc.	68,568	1,055,947
BCE, Inc. (Canada)	3,620	134,239
BT Group PLC (United Kingdom)	38,243	52,323
Cellnex Telecom S.A. (Spain)(d)	4,375	128,188
China Tower Corp. Ltd., H Shares (China)(d)	404,487	37,737
Chunghwa Telecom Co. Ltd. (Taiwan)	20,073	71,789
Deutsche Telekom AG (Germany)	22,077	477,792
Elisa OYJ (Finland)	1,454	61,598
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	27,910	140,272

	Shares	Value
Integrated Telecommunication Services-(continued)
HKT Trust & HKT Ltd. (Hong Kong)	26,918	$27,865
Nippon Telegraph & Telephone Corp. (Japan)	67,037	78,260
Orange S.A. (France)(c)	13,536	158,957
PT Telkom Indonesia (Persero) Tbk (Indonesia)	431,263	94,750
Spark New Zealand Ltd. (New Zealand)	14,490	41,888
Telefonica S.A. (Spain)	53,753	207,155
Telenor ASA (Norway)	5,946	60,755
Telia Co. AB (Sweden)(c)	18,527	39,151
Telstra Group Ltd. (Australia)	35,074	84,609
TELUS Corp. (Canada)	6,434	103,630
Verizon Communications, Inc.	40,645	1,427,859

		4,484,764

Internet Services & Infrastructure-1.81%
Akamai Technologies, Inc.(b)	1,468	151,689
Cloudflare, Inc., Class A(b)(c)	2,826	160,206
MongoDB, Inc.(b)	682	235,010
Okta, Inc.(b)	1,498	100,980

		647,885

IT Consulting & Other Services-4.35%
Accenture PLC, Class A	4,021	1,194,599
DXC Technology Co.(b)	1,982	39,977
Fujitsu Ltd. (Japan)	1,321	169,350
NEC Corp. (Japan)	1,441	68,556
Otsuka Corp. (Japan)	1,221	48,559
TIS, Inc. (Japan)	1,562	33,056

		1,554,097

Research & Consulting Services-0.42%
Booz Allen Hamilton Holding Corp.	690	82,751
CACI International, Inc., Class A(b)	209	67,875

		150,626

Security & Alarm Services-0.27%
SECOM Co. Ltd. (Japan)	1,385	95,568

Semiconductors-28.74%
Broadcom, Inc.	3,477	2,925,443
Intel Corp.	39,177	1,429,961
Lattice Semiconductor Corp.(b)	1,331	74,017
Marvell Technology, Inc.	8,263	390,179
Microchip Technology, Inc.	3,776	269,191
Micron Technology, Inc.	8,963	599,356
QUALCOMM, Inc.	10,791	1,176,111
Rambus, Inc.(b)(c)	1,054	57,264
Silicon Laboratories, Inc.(b)(c)	308	28,391
SK hynix, Inc. (South Korea)	3,283	282,709
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	176,033	2,871,018
United Microelectronics Corp. (Taiwan)	115,076	163,913

		10,267,553

Systems Software-6.25%
Check Point Software Technologies Ltd. (Israel)(b)	876	117,603
CrowdStrike Holdings, Inc., Class A(b)	2,165	382,707
CyberArk Software Ltd.(b)	403	65,947
Fortinet, Inc.(b)	6,302	360,285
Palo Alto Networks, Inc.(b)(c)	2,959	719,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Next Gen Connectivity ETF (KNCT)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Systems Software-(continued)
Qualys, Inc.(b)(c)	355	$54,297
Tenable Holdings, Inc.(b)(c)	1,117	47,037
Trend Micro, Inc. (Japan)	1,004	37,404
VMware, Inc., Class A(b)(c)	2,116	308,195
Zscaler, Inc.(b)	889	141,076

		2,233,647

Technology Hardware, Storage & Peripherals-15.00%
Apple, Inc.	16,782	2,865,862
Lite-On Technology Corp. (Taiwan)	12,046	37,139
NetApp, Inc.	2,036	148,180
Samsung Electronics Co. Ltd. (South Korea)	42,570	2,108,721
Xiaomi Corp., B Shares (China)(b)(d)	112,099	200,857

		5,360,759

Telecom Tower REITs-3.63%
American Tower Corp.(c)	4,485	799,182
Crown Castle, Inc.	3,002	279,126
SBA Communications Corp., Class A	1,047	218,436

		1,296,744

Wireless Telecommunication Services-5.72%
America Movil S.A.B. de C.V., Class B (Mexico)(b)	235,164	193,962
KDDI Corp. (Japan)	12,273	363,623
MTN Group Ltd. (South Africa)	8,758	42,503
Rogers Communications, Inc., Class B (Canada)	1,607	59,476
SoftBank Corp. (Japan)	16,291	183,408
SoftBank Group Corp. (Japan)	5,976	241,652

	Shares	Value
Wireless Telecommunication Services-(continued)
Tele2 AB, Class B (Sweden)	4,139	$29,318
T-Mobile US, Inc.(b)	5,064	728,507
Vodacom Group Ltd. (South Africa)	3,417	18,493
Vodafone Group PLC (United Kingdom)	200,242	183,939

		2,044,881

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $34,985,423)		35,705,895

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.52%
Invesco Private Government Fund, 5.32%(e)(f)(g)	651,686	651,686
Invesco Private Prime Fund, 5.53%(e)(f)(g)	1,676,029	1,676,197

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,327,879)		2,327,883

TOTAL INVESTMENTS IN SECURITIES-106.45% (Cost $37,313,302)		38,033,778
OTHER ASSETS LESS LIABILITIES-(6.45)%		(2,304,192)

NET ASSETS-100.00%		$35,729,586

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2023 was $366,782, which represented 1.03% of the Fund’s Net Assets.

(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$94,897	$4,949,871	$(5,044,768)	$-	$-	$-	$3,357

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,545,282	13,276,076	(15,169,672)	-	-	651,686	38,386	*

Invesco Private Prime Fund	6,478,220	26,602,930	(31,405,457)	4	500	1,676,197	98,102	*

Total	$9,118,399	$44,828,877	$(51,619,897)	$4	$500	$2,327,883	$139,845

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Next Gen Connectivity ETF (KNCT)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Semiconductors	28.74

Technology Hardware, Storage & Peripherals	15.00

Integrated Telecommunication Services	12.55

Communications Equipment	8.89

Systems Software	6.25

Wireless Telecommunication Services	5.72

Cable & Satellite	4.39

IT Consulting & Other Services	4.35

Telecom Tower REITs	3.63

Application Software	3.09

Sub-Industry Types Each Less Than 3%	7.32

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Next Gen Media and Gaming ETF (GGME)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Advertising-2.00%
Magnite, Inc.(b)	2,480	$16,467
Trade Desk, Inc. (The), Class A(b)	8,079	573,286

		589,753

Application Software-17.71%
Adobe, Inc.(b)	4,607	2,451,200
Altair Engineering, Inc., Class A(b)(c)	867	53,858
ANSYS, Inc.(b)	1,572	437,425
AppLovin Corp., Class A(b)(c)	1,501	54,696
Autodesk, Inc.(b)	3,816	754,156
Bentley Systems, Inc., Class B(c)	4,238	206,136
Dassault Systemes SE (France)	13,124	538,445
DoubleVerify Holdings, Inc.(b)(c)	2,068	57,552
Iflytek Co. Ltd., A Shares (China)	1,500	9,339
Matterport, Inc.(b)(c)	4,600	9,384
Nemetschek SE (Germany)	627	46,658
PTC, Inc.(b)	1,440	202,205
Unity Software, Inc.(b)(c)	4,744	120,355
Zoom Video Communications, Inc., Class A(b)	4,543	272,489

		5,213,898

Broadcasting-0.01%
Viaplay Group AB, Class B (Sweden)(b)(c)	1,375	2,931

Casinos & Gaming-3.25%
Aristocrat Leisure Ltd. (Australia)(c)	11,756	286,791
DraftKings, Inc., Class A(b)	8,401	232,036
Everi Holdings, Inc.(b)(c)	888	9,581
Evolution AB (Sweden)(d)	3,499	310,639
Light & Wonder, Inc.(b)	1,086	79,397
Playtech PLC (United Kingdom)(b)	5,300	25,249
Sportradar Holding AG (Switzerland)(b)(c)	1,454	12,839

		956,532

Consumer Electronics-0.20%
Merry Electronics Co. Ltd. (Taiwan)	3,943	10,771
Sharp Corp. (Japan)(b)	2,847	17,665
Skyworth Group Ltd. (Hong Kong)	12,485	4,516
Sonos, Inc.(b)(c)	2,322	25,031

		57,983

Electrical Components & Equipment-0.03%
Phihong Technology Co. Ltd. (Taiwan)(b)	5,097	8,250

Electronic Equipment & Instruments-0.02%
MicroVision, Inc.(b)(c)	3,401	6,428

Electronic Manufacturing Services-0.04%
Primax Electronics Ltd. (Taiwan)	5,455	11,605

Interactive Home Entertainment-11.85%
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares (China)	2,200	6,223
Capcom Co. Ltd. (Japan)	3,017	96,400
CD Projekt S.A. (Poland)(c)	1,015	25,291
DeNA Co. Ltd. (Japan)	1,156	11,202
Electronic Arts, Inc.	4,458	551,856
Embracer Group AB (Sweden)(b)(c)	16,147	26,167
GungHo Online Entertainment, Inc. (Japan)	876	13,087
Kakao Games Corp. (South Korea)(b)	859	14,820
Kingsoft Corp. Ltd. (China)	17,907	62,477

	Shares	Value
Interactive Home Entertainment-(continued)
Koei Tecmo Holdings Co. Ltd. (Japan)	2,369	$30,722
Konami Group Corp. (Japan)	1,603	82,074
Krafton, Inc. (South Korea)(b)	628	76,166
Mixi, Inc. (Japan)	628	9,446
Modern Times Group MTG AB, Class B (Sweden)(b)	1,305	10,436
NCSoft Corp. (South Korea)	315	54,228
NetEase, Inc. (China)	28,518	613,396
Netmarble Corp. (South Korea)(b)(d)	383	10,946
Nexon Co. Ltd. (Japan)	6,342	114,972
Nintendo Co. Ltd. (Japan)	21,047	864,561
Pearl Abyss Corp. (South Korea)(b)	676	24,651
Playtika Holding Corp.(b)	619	5,200
Roblox Corp., Class A(b)	8,978	285,590
Square Enix Holdings Co. Ltd. (Japan)	1,277	42,160
Stillfront Group AB (Sweden)(b)	8,280	8,549
Take-Two Interactive Software, Inc.(b)	2,869	383,729
Ubisoft Entertainment S.A. (France)(b)	1,697	48,215
Wemade Co. Ltd. (South Korea)	335	9,736
XD, Inc. (China)(b)(d)	3,398	5,142

		3,487,442

Interactive Media & Services-15.49%
Bumble, Inc., Class A(b)	1,808	24,300
Hello Group, Inc., ADR (China)	2,329	16,489
JOYY, Inc., ADR (China)(c)	805	31,331
Meta Platforms, Inc., Class A(b)	8,646	2,604,781
Pinterest, Inc., Class A(b)	10,537	314,846
Rumble, Inc.(b)(c)	1,462	6,564
Snap, Inc., Class A(b)(c)	23,542	235,655
Tencent Holdings Ltd. (China)	35,408	1,308,692
Weibo Corp., ADR (China)	1,441	17,047

		4,559,705

Internet Services & Infrastructure-2.94%
Cloudflare, Inc., Class A(b)(c)	5,298	300,344
GMO Internet Group, Inc. (Japan)	675	9,728
GoDaddy, Inc., Class A(b)	1,827	133,791
Squarespace, Inc., Class A(b)(c)	472	13,409
VeriSign, Inc.(b)	1,635	326,444
Wix.com Ltd. (Israel)(b)(c)	1,029	82,217

		865,933

IT Consulting & Other Services-0.03%
Addnode Group AB (Sweden)(c)	1,318	8,193

Leisure Products-0.30%
Sankyo Co. Ltd. (Japan)	805	33,190
Sega Sammy Holdings, Inc. (Japan)	3,010	46,627
Tsuburaya Fields Holdings, Inc. (Japan)	732	7,840

		87,657

Movies & Entertainment-10.07%
China Ruyi Holdings Ltd. (China)(b)	107,891	24,820
iQIYI, Inc., ADR (China)(b)(c)	7,542	35,146
Netflix, Inc.(b)	5,827	2,398,917
Roku, Inc., Class A(b)(c)	2,247	133,854
Spotify Technology S.A.(b)	2,257	371,863

		2,964,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Next Gen Media and Gaming ETF (GGME)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Semiconductors-20.02%
Advanced Micro Devices, Inc.(b)	13,627	$1,342,260
Ambarella, Inc.(b)(c)	717	32,258
MediaTek, Inc. (Taiwan)	28,966	751,946
NVIDIA Corp.	5,584	2,277,155
QUALCOMM, Inc.	13,652	1,487,931

		5,891,550

Systems Software-0.30%
Dolby Laboratories, Inc., Class A(c)	1,078	87,253

Technology Hardware, Storage & Peripherals-15.52%
Apple, Inc	14,543	2,483,508
HTC Corp. (Taiwan)(b)	13,500	18,355
Kinpo Electronics (Taiwan)	24,583	10,535
Lenovo Group Ltd. (China)	128,396	149,324
Logitech International S.A., Class R (Switzerland).	2,706	211,592
Samsung Electronics Co. Ltd. (South Korea)	27,552	1,364,799
Wacom Co. Ltd. (Japan)	2,709	9,248
Xiaomi Corp., B Shares (China)(b)(d)	179,734	322,045

		4,569,406

Trading Companies & Distributors-0.04%
Xometry, Inc., Class A(b)(c)	774	11,262

Total Common Stocks & Other Equity Interests (Cost $28,633,899)		29,380,381

	Shares	Value
Money Market Funds-0.48%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(e)(f) (Cost $140,022)	140,022	$140,022

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.30% (Cost $28,773,921)		29,520,403

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.59%
Invesco Private Government Fund, 5.32%(e)(f)(g)	377,927	377,927
Invesco Private Prime Fund, 5.53%(e)(f)(g)	972,023	972,120

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,350,031)		1,350,047

TOTAL INVESTMENTS IN SECURITIES-104.89% (Cost $30,123,952)		30,870,450
OTHER ASSETS LESS LIABILITIES-(4.89)%		(1,437,828)

NET ASSETS-100.00%		$29,432,622

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2023 was $648,772, which represented 2.20% of the Fund’s Net Assets.

(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$79,956	$7,459,798	$(7,399,732)	$-	$-	$140,022	$4,743

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,942,832	12,903,744	(15,468,649)	-	-	377,927	38,623	*

Invesco Private Prime Fund	7,567,281	26,180,076	(32,775,155)	1,360	(1,442)	972,120	104,915	*

Total	$10,590,069	$46,543,618	$(55,643,536)	$1,360	$(1,442)	$1,490,069	$148,281

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Next Gen Media and Gaming ETF (GGME)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Semiconductors	20.02

Application Software	17.71

Technology Hardware, Storage & Peripherals	15.52

Interactive Media & Services	15.49

Interactive Home Entertainment	11.85

Movies & Entertainment	10.07

Casinos & Gaming	3.25

Sub-Industry Types Each Less Than 3%	5.91

Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Oil & Gas Services ETF (PXJ)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Oil & Gas Drilling-13.69%
Helmerich & Payne, Inc.	98,663	$3,904,095
Nabors Industries Ltd.(b)(c)	19,936	1,946,551
Patterson-UTI Energy, Inc.	152,977	1,942,808
Transocean Ltd.(b)(c)	509,874	3,375,366

		11,168,820

Oil & Gas Equipment & Services-62.21%
Archrock, Inc.	173,865	2,202,870
Atlas Energy Solutions, Inc.	98,153	1,787,366
Baker Hughes Co., Class A	113,303	3,899,889
ChampionX Corp.	113,031	3,481,355
Core Laboratories, Inc.(c)	91,807	1,966,506
Expro Group Holdings N.V.(b)	94,291	1,485,083
Halliburton Co.	103,354	4,065,946
Helix Energy Solutions Group, Inc.(b)	231,809	2,271,728
Liberty Energy, Inc., Class A	136,152	2,682,194
Oceaneering International, Inc.(b)	101,731	2,237,065
ProFrac Holding Corp., Class A(b)	209,225	1,970,900
ProPetro Holding Corp.(b)	222,359	2,330,322
RPC, Inc.(c)	269,028	2,238,313
Schlumberger N.V.	70,768	3,938,947
TechnipFMC PLC (United Kingdom)(c)	219,835	4,730,849
Tidewater, Inc.(b)	35,311	2,413,507
USA Compression Partners L.P.	105,021	2,636,027
Weatherford International PLC(b)	47,234	4,397,013

		50,735,880

Oil & Gas Storage & Transportation-24.09%
DHT Holdings, Inc.	224,560	2,497,107
Dorian LPG Ltd.	87,682	2,803,194
Frontline PLC (Norway)(c)	121,519	2,703,798
Golar LNG Ltd. (Cameroon)	98,404	2,207,202
International Seaways, Inc.(c)	48,127	2,314,427

	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Navigator Holdings Ltd.(c)	160,170	$2,250,388
Scorpio Tankers, Inc. (Monaco)	42,121	2,365,094
Teekay Tankers Ltd., Class A (Canada)	50,358	2,502,793

		19,644,003

Total Common Stocks & Other Equity Interests (Cost $80,625,932)		81,548,703

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $59,901)	59,901	59,901

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $80,685,833)		81,608,604

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.41%
Invesco Private Government Fund, 5.32%(d)(e)(f)	2,148,441	2,148,441
Invesco Private Prime Fund, 5.53%(d)(e)(f)	5,520,765	5,521,317

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,669,745)		7,669,758

TOTAL INVESTMENTS IN SECURITIES-109.47% (Cost $88,355,578)		89,278,362
OTHER ASSETS LESS LIABILITIES-(9.47)%		(7,719,877)

NET ASSETS-100.00%		$81,558,485

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 82,865	$ 1,274,399	$ (1,297,363)	$ -	$ -	$ 59,901	$2,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Oil & Gas Services ETF (PXJ)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$2,959,918	$24,980,247	$(25,791,724)	$-	$-	$2,148,441	$58,878	*

Invesco Private Prime Fund	7,611,218	55,821,672	(57,911,636)	34	29	5,521,317	157,441	*

Total	$10,654,001	$82,076,318	$(85,000,723)	$34	$29	$7,729,659	$218,951

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Oil & Gas Equipment & Services	62.21

Oil & Gas Storage & Transportation	24.09

Oil & Gas Drilling	13.69

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Pharmaceuticals ETF (PJP)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Biotechnology-34.81%
AbbVie, Inc.	105,482	$14,891,949
Amgen, Inc.	60,695	15,519,711
Biogen, Inc.(b)	35,678	8,474,952
Geron Corp.(b)(c)	4,114,816	7,818,150
Gilead Sciences, Inc.(c)	204,796	16,084,678
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
Regeneron Pharmaceuticals, Inc.(b)	11,167	8,709,032
Travere Therapeutics, Inc.(b)(c)	730,671	4,734,748
United Therapeutics Corp.(b)	40,609	9,050,122

		85,283,342

Health Care Equipment-5.74%
Abbott Laboratories	148,703	14,059,869

Pharmaceuticals-59.43%
Amphastar Pharmaceuticals, Inc.(b)(c)	175,394	7,940,086
ANI Pharmaceuticals, Inc.(b)	150,106	9,267,544
Bausch Health Cos., Inc.(b)(c)	1,137,190	7,755,636
Corcept Therapeutics, Inc.(b)(c)	295,950	8,310,276
Eli Lilly and Co.	28,235	15,640,214
Jazz Pharmaceuticals PLC(b)	66,917	8,499,797
Johnson & Johnson	94,188	13,971,848
Ligand Pharmaceuticals, Inc.(b)(c)	141,292	7,388,159
Merck & Co., Inc.	145,816	14,975,303
Pacira BioSciences, Inc.(b)(c)	247,666	6,999,041
Perrigo Co. PLC	248,388	6,865,444
Pfizer, Inc.	424,432	12,970,642
Prestige Consumer Healthcare, Inc.(b)(c)	158,454	9,405,830
Supernus Pharmaceuticals, Inc.(b)(c)	293,915	7,009,873
Taro Pharmaceutical Industries Ltd.(b)	252,741	8,583,084

		145,582,777

Total Common Stocks & Other Equity Interests (Cost $246,652,728)		244,925,988

	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(e)(f) (Cost $127,571)	127,571	$127,571

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $246,780,299)		245,053,559

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.24%
Invesco Private Government Fund, 5.32%(e)(f)(g)	2,904,537	2,904,537
Invesco Private Prime Fund, 5.53%(e)(f)(g)	7,470,459	7,471,206

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,375,384)		10,375,743

TOTAL INVESTMENTS IN SECURITIES-104.27% (Cost $257,155,683)		255,429,302
OTHER ASSETS LESS LIABILITIES-(4.27)%		(10,455,239)

NET ASSETS-100.00%		$244,974,063

Investment Abbreviations:

Rts.-Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 106,731	$ 3,576,593	$ (3,555,753)	$ -	$ -	$ 127,571	$ 3,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Pharmaceuticals ETF (PJP)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$10,601,820	$123,997,913	$(131,695,196)	$-	$-	$2,904,537	$218,494	*

Invesco Private Prime Fund	27,164,158	175,396,929	(195,091,472)	1,029	562	7,471,206	561,396	*

Total	$37,872,709	$302,971,435	$(330,342,421)	$1,029	$562	$10,503,314	$783,628

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Pharmaceuticals	59.43

Biotechnology	34.81

Health Care Equipment	5.74

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Semiconductors ETF (PSI)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Electronic Components-2.61%
Vishay Intertechnology, Inc.(b)	636,740	$14,161,097

Electronic Equipment & Instruments-2.41%
Advanced Energy Industries, Inc.(b)	149,815	13,072,857

Electronic Manufacturing Services-2.89%
TE Connectivity Ltd.	133,017	15,676,053

Semiconductor Materials & Equipment-44.35%
Aehr Test Systems(b)(c)	422,021	9,942,815
Amkor Technology, Inc.	662,559	13,820,981
Applied Materials, Inc.	210,731	27,890,248
Axcelis Technologies, Inc.(b)(c)	98,839	12,601,973
Camtek Ltd. (Israel)(b)(c)	342,084	17,993,618
Cohu, Inc.(c)	478,039	14,408,095
KLA Corp.	64,012	30,066,436
Kulicke & Soffa Industries, Inc. (Singapore)(b) .	335,453	13,958,199
Lam Research Corp.	46,720	27,481,638
Nova Ltd. (Israel)(c)	141,200	13,409,764
Onto Innovation, Inc.(b)(c)	150,629	16,926,181
Photronics, Inc.(c)	750,308	13,775,655
Teradyne, Inc.(b)	165,399	13,772,775
Veeco Instruments, Inc.(b)(c)	599,239	14,345,782

		240,394,160

Semiconductors-47.76%
Allegro MicroSystems, Inc. (Japan) (b)(c)	440,507	11,435,562
Analog Devices, Inc.	176,362	27,747,034
Broadcom, Inc.	36,398	30,624,185
Intel Corp.	947,302	34,576,523
Lattice Semiconductor Corp.(b)(c)	186,589	10,376,214
Microchip Technology, Inc.	211,818	15,100,505
Micron Technology, Inc.	491,352	32,856,708
NVIDIA Corp.	68,222	27,820,932
NXP Semiconductors N.V. (China)	85,113	14,676,035

	Shares	Value
Semiconductors-(continued)
ON Semiconductor Corp.(c)	183,987	$11,524,946
Qorvo, Inc.(c)	169,677	14,833,163
SiTime Corp.(b)(c)	133,230	13,296,354
Skyworks Solutions, Inc.	161,445	14,003,739

		258,871,900

Total Common Stocks & Other Equity Interests (Cost $525,819,452)		542,176,067

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $400,327)	400,327	400,327

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $526,219,779)		542,576,394

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.04%
Invesco Private Government Fund, 5.32%(d)(e)(f)	15,231,836	15,231,836
Invesco Private Prime Fund, 5.53%(d)(e)(f)	39,174,039	39,177,956

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,408,831)		54,409,792

TOTAL INVESTMENTS IN SECURITIES-110.13% (Cost $580,628,610)		596,986,186
OTHER ASSETS LESS LIABILITIES-(10.13)%		(54,920,010)

NET ASSETS-100.00%.		$542,066,176

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 483,981	$ 2,943,386	$ (3,027,040)	$ -	$ -	$ 400,327	$ 6,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Semiconductors ETF (PSI)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$12,923,048	$105,858,816	$(103,550,028)	$-	$-	$15,231,836	$400,122	*

Invesco Private Prime Fund	33,230,696	213,181,608	(207,236,682)	1,711	623	39,177,956	1,075,153	*

Total	$46,637,725	$321,983,810	$(313,813,750)	$1,711	$623	$54,810,119	$1,481,536

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2023

Semiconductors	47.76

Semiconductor Materials & Equipment	44.35

Sub-Industry Types Each Less Than 3%	7.91

Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Assets and Liabilities

October 31, 2023

(Unaudited)

	Invesco AI and Next Gen Software ETF (IGPT)	Invesco Biotechnology & Genome ETF (PBE)	Invesco Building & Construction ETF (PKB)	Invesco Energy Exploration & Production ETF (PXE)
Assets:
Unaffiliated investments in securities, at value(a)	$154,967,473	$210,745,002	$193,846,926	$168,732,682
Affiliated investments in securities, at value	5,734,268	56,254,357	12,341,441	48,312,080
Cash	-	-	-	2,993
Foreign currencies, at value	1,264	-	-	-
Receivable for:
Dividends	31,539	818	23,122	44,384
Securities lending	1,420	5,712	1,847	5,950
Investments sold	12,726	-	-	-
Foreign tax reclaims.	-	-	-	-
Other assets	36,838	34,637	33,963	48,893

Total assets	160,785,528	267,040,526	206,247,299	217,146,982

Liabilities:
Due to custodian	-	-	-	-
Due to foreign custodian	-	-	-	-
Payable for:
Collateral upon return of securities loaned	5,651,071	56,103,638	12,229,934	48,148,295
Fund shares repurchased	-	-	-	-
Expenses recaptured	18,714	-	-	2,896
Accrued advisory fees	67,991	92,835	84,609	72,809
Accrued trustees’ and officer’s fees	59,564	83,782	58,232	59,983
Accrued expenses	72,626	110,007	129,788	115,444
Accrued tax expenses	-	-	-	66

Total liabilities	5,869,966	56,390,262	12,502,563	48,399,493

Net Assets	$154,915,562	$210,650,264	$193,744,736	$168,747,489

Net assets consist of:
Shares of beneficial interest	$345,768,339	$535,185,836	$286,204,354	$305,952,864
Distributable earnings (loss)	(190,852,777)	(324,535,572)	(92,459,618)	(137,205,375)

Net Assets	$154,915,562	$210,650,264	$193,744,736	$168,747,489

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,930,000	3,930,000	4,040,000	5,230,000
Net asset value	$31.42	$53.60	$47.96	$32.27

Market price	$31.45	$53.59	$47.96	$32.25

Unaffiliated investments in securities, at cost	$160,135,413	$220,233,567	$190,888,515	$158,855,107

Affiliated investments in securities, at cost	$5,734,324	$56,253,190	$12,341,417	$48,311,338

Foreign currencies (due to foreign custodian), at cost	$1,383	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$5,660,767	$54,712,077	$12,203,285	$47,817,676

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Food & Beverage ETF (PBJ)	Invesco Leisure and Entertainment ETF (PEJ)	Invesco Next Gen Connectivity ETF (KNCT)	Invesco Next Gen Media and Gaming ETF (GGME)	Invesco Oil & Gas Services ETF (PXJ)	Invesco Pharmaceuticals ETF (PJP)	Invesco Semiconductors ETF (PSI)

$184,230,616	$286,787,629	$35,705,895	$29,380,381	$81,548,703	$244,925,988	$542,176,067
14,545,253	62,587,122	2,327,883	1,490,069	7,729,659	10,503,314	54,810,119
-	-	-	-	-	-	-
-	-	8,375	-	-	-	-

5,250	42,598	76,326	19,393	55,553	239,835	1,828
9,662	20,384	363	317	1,642	1,797	7,448
-	-	4	-	34,734	-	759,862
-	-	38	605	-	-	-
39,421	145,792	19,947	22,879	25,116	43,010	69,573

198,830,202	349,583,525	38,138,831	30,913,644	89,395,407	255,713,944	597,824,897

-	-	10,726	-	-	-	-
-	-	-	1,448	-	-	-

14,304,000	62,148,183	2,327,879	1,350,031	7,669,745	10,375,384	54,408,831
-	-	-	-	-	-	758,779
-	13,831	-	-	-	-	-
80,782	130,327	12,159	7,924	22,661	108,795	252,471
69,283	63,581	48,799	61,290	70,058	128,995	57,990
108,786	402,466	9,682	60,329	74,458	126,707	280,650
-	-	-	-	-	-	-

14,562,851	62,758,388	2,409,245	1,481,022	7,836,922	10,739,881	55,758,721

$184,267,351	$286,825,137	$35,729,586	$29,432,622	$81,558,485	$244,974,063	$542,066,176

$307,637,212	$872,660,154	$88,170,982	$140,457,093	$193,684,573	$704,152,428	$663,589,469
(123,369,861)	(585,835,017)	(52,441,396)	(111,024,471)	(112,126,088)	(459,178,365)	(121,523,293)

$184,267,351	$286,825,137	$35,729,586	$29,432,622	$81,558,485	$244,974,063	$542,066,176

4,470,000	8,030,000	470,000	910,000	2,755,978	3,550,000	14,240,000
$41.22	$35.72	$76.02	$32.34	$29.59	$69.01	$38.07

$41.23	$35.72	$76.06	$32.39	$29.59	$69.01	$38.05

$195,340,968	$320,277,016	$34,985,423	$28,633,899	$80,625,932	$246,652,728	$525,819,452

$14,545,490	$62,588,377	$2,327,879	$1,490,053	$7,729,646	$10,502,955	$54,809,158

$-	$-	$8,470	$(1,461)	$-	$-	$-

$14,451,918	$60,743,033	$2,313,862	$1,338,988	$7,492,239	$10,278,486	$51,723,074

29

Statements of Operations

For the six months ended October 31, 2023

(Unaudited)

	Invesco AI and Next Gen Software ETF (IGPT)	Invesco Biotechnology & Genome ETF (PBE)	Invesco Building & Construction ETF (PKB)	Invesco Energy Exploration & Production ETF (PXE)
Investment income:
Unaffiliated dividend income	$210,200	$351,536	$1,098,232	$2,338,312
Affiliated dividend income	6,873	5,086	4,136	2,472
Securities lending income, net	16,631	60,867	15,708	28,718
Foreign withholding tax	(5,510)	-	-	-

Total investment income	228,194	417,489	1,118,076	2,369,502

Expenses:
Unitary management fees	-	-	-	-
Advisory fees	452,505	603,172	563,912	400,535
Sub-licensing fees	18,380	36,192	33,836	24,033
Accounting & administration fees	13,270	14,281	10,171	15,675
Professional fees	20,001	20,122	19,808	20,236
Custodian & transfer agent fees	3,462	1,689	2,562	9,172
Trustees’ and officer’s fees	5,627	6,460	5,455	5,808
Recapture (Note 3)	18,714	-	-	-
Other expenses	20,955	19,508	17,126	20,379

Total expenses	552,914	701,424	652,870	495,838

Less: Waivers	(133)	(109)	(85)	(2,956)

Net expenses	552,781	701,315	652,785	492,882

Net investment income (loss)	(324,587)	(283,826)	465,291	1,876,620

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,515,435	(14,578,349)	1,200,304	(13,696,496)
Affiliated investment securities	(1,889)	(2,763)	(135)	6,258
In-kind redemptions	2,677,934	2,095,316	11,004,921	2,139,369
Foreign currencies	(130,105)	-	-	-

Net realized gain (loss)	6,061,375	(12,485,796)	12,205,090	(11,550,869)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,678,180)	(22,709,073)	(13,673,395)	39,964,779
Affiliated investment securities	1,123	6,254	137	782
Foreign currencies	(680)	-	-	-

Change in net unrealized appreciation (depreciation)	(8,677,737)	(22,702,819)	(13,673,258)	39,965,561

Net realized and unrealized gain (loss)	(2,616,362)	(35,188,615)	(1,468,168)	28,414,692

Net increase (decrease) in net assets resulting from operations	$(2,940,949)	$(35,472,441)	$(1,002,877)	$30,291,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Food & Beverage ETF (PBJ)	Invesco Leisure and Entertainment ETF (PEJ)	Invesco Next Gen Connectivity ETF (KNCT)	Invesco Next Gen Media and Gaming ETF (GGME)	Invesco Oil & Gas Services ETF (PXJ)	Invesco Pharmaceuticals ETF (PJP)	Invesco Semiconductors ETF (PSI)

$2,463,613	$1,330,607	$234,634	$121,221	$609,485	$2,203,709	$2,687,471
3,134	8,253	3,357	4,743	2,632	3,738	6,261
49,950	106,533	3,873	111,166	10,698	55,166	49,908
-	-	(8,989)	(2,971)	-	-	(26,586)

2,516,697	1,445,393	232,875	234,159	622,815	2,262,613	2,717,054

-	-	26,135	-	-	-	-
669,453	956,412	63,717	78,324	107,119	720,875	1,556,336
40,169	57,387	3,823	3,111	6,431	43,254	93,383
16,770	35,049	(4,856)	7,384	7,329	16,802	23,512
20,348	21,173	2,229	19,601	19,690	20,303	21,442
16,300	1,795	(11,369)	1,490	1,898	2,178	4,728
6,430	7,490	1,691	5,015	5,372	7,775	7,140
-	-	41,062	-	-	-	-
20,758	50,233	(3,161)	13,654	13,244	20,578	30,436

790,228	1,129,539	119,271	128,579	161,083	831,765	1,736,977

(73)	(8,808)	(12,920)	(31,566)	(25,212)	(79)	(130)

790,155	1,120,731	106,351	97,013	135,871	831,686	1,736,847

1,726,542	324,662	126,524	137,146	486,944	1,430,927	980,207

(6,765,708)	(11,987,197)	1,675,506	(7,527,523)	(3,985,350)	7,709,117	(5,378,459)
(1,394)	(4,256)	500	(1,442)	29	562	623
5,362,633	4,568,359	488,538	201,389	(2,060,372)	8,652,432	7,343,492
-	-	(41,796)	(37,266)	-	-	-

(1,404,469)	(7,423,094)	2,122,748	(7,364,842)	(6,045,693)	16,362,111	1,965,656

(32,298,051)	(42,508,934)	(207,211)	5,885,764	9,696,239	(48,037,497)	10,621,189
(237)	6,345	4	1,360	34	1,029	1,711
-	-	(304)	(152)	-	-	-

(32,298,288)	(42,502,589)	(207,511)	5,886,972	9,696,273	(48,036,468)	10,622,900

(33,702,757)	(49,925,683)	1,915,237	(1,477,870)	3,650,580	(31,674,357)	12,588,556

$(31,976,215)	$(49,601,021)	$2,041,761	$(1,340,724)	$4,137,524	$(30,243,430)	$13,568,763

31

Statements of Changes in Net Assets

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco AI and Next Gen Software ETF (IGPT)				Invesco Biotechnology & Genome ETF (PBE)

	Six Months Ended October 31, 2023		Year Ended April 30, 2023		Six Months Ended October 31, 2023	Year Ended April 30, 2023
Operations:
Net investment income (loss)	$(324,587)		$2,368,114		$(283,826)	$(238,973)
Net realized gain (loss)	6,061,375		(58,255,316)		(12,485,796)	(10,970,866)
Change in net unrealized appreciation (depreciation)	(8,677,737)		52,440,079		(22,702,819)	35,128,107

Net increase (decrease) in net assets resulting from operations	(2,940,949)		(3,447,123)		(35,472,441)	23,918,268

Distributions to Shareholders from:
Distributable earnings	-		(2,689,882)		(55,858)	-

Shareholder Transactions:
Proceeds from shares sold	4,635,565		2,006,325		10,393,470	90,047,476
Value of shares repurchased	(26,836,915)		(56,049,648)		(15,871,928)	(70,499,457)

Net increase (decrease) in net assets resulting from share transactions	(22,201,350)		(54,043,323)		(5,478,458)	19,548,019

Net increase (decrease) in net assets	(25,142,299)		(60,180,328)		(41,006,757)	43,466,287

Net assets:
Beginning of period	180,057,861		240,238,189		251,657,021	208,190,734

End of period	$154,915,562		$180,057,861		$210,650,264	$251,657,021

Changes in Shares Outstanding:
Shares sold	130,000	(a)	60,000	(a)	180,000	1,480,000
Shares repurchased	(780,000	)(a)	(1,770,000	)(a)	(270,000)	(1,160,000)
Shares outstanding, beginning of period	5,580,000	(a)	7,290,000	(a)	4,020,000	3,700,000

Shares outstanding, end of period	4,930,000	(a)	5,580,000	(a)	3,930,000	4,020,000

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023. See Note 9.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Building & Construction ETF (PKB)		Invesco Energy Exploration & Production ETF (PXE)		Invesco Food & Beverage ETF (PBJ)		Invesco Leisure and Entertainment ETF (PEJ)

Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023

$465,291	$622,124	$1,876,620	$9,327,805	$1,726,542	$7,704,222	$324,662	$3,617,656
12,205,090	(12,896,199)	(11,550,869)	65,482,071	(1,404,469)	(5,378,167)	(7,423,094)	(272,836,513)
(13,673,258)	31,328,255	39,965,561	(96,932,926)	(32,298,288)	5,360,645	(42,502,589)	145,238,017

(1,002,877)	19,054,180	30,291,312	(22,123,050)	(31,976,215)	7,686,700	(49,601,021)	(123,980,840)

(553,177)	(597,983)	(1,910,815)	(9,616,549)	(2,488,777)	(6,857,863)	(489,803)	(3,846,251)

87,475,900	68,792,752	20,942,200	375,874,783	8,468,370	236,684,423	18,668,729	111,142,758
(75,795,882)	(50,950,001)	(43,147,922)	(445,778,697)	(125,782,857)	(204,319,168)	(135,373,737)	(879,116,414)

11,680,018	17,842,751	(22,205,722)	(69,903,914)	(117,314,487)	32,365,255	(116,705,008)	(767,973,656)

10,123,964	36,298,948	6,174,775	(101,643,513)	(151,779,479)	33,194,092	(166,795,832)	(895,800,747)

183,620,772	147,321,824	162,572,714	264,216,227	336,046,830	302,852,738	453,620,969	1,349,421,716

$193,744,736	$183,620,772	$168,747,489	$162,572,714	$184,267,351	$336,046,830	$286,825,137	$453,620,969

1,690,000	1,540,000	650,000	11,490,000	190,000	5,170,000	470,000	2,710,000
(1,510,000)	(1,240,000)	(1,510,000)	(14,890,000)	(2,840,000)	(4,540,000)	(3,390,000)	(22,930,000)
3,860,000	3,560,000	6,090,000	9,490,000	7,120,000	6,490,000	10,950,000	31,170,000

4,040,000	3,860,000	5,230,000	6,090,000	4,470,000	7,120,000	8,030,000	10,950,000

33

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco Next Gen Connectivity ETF (KNCT)		Invesco Next Gen Media and Gaming ETF (GGME)

	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023
Operations:
Net investment income	$126,524	$29,977	$137,146	$775,383
Net realized gain (loss)	2,122,748	(7,141,326)	(7,364,842)	(13,366,535)
Change in net unrealized appreciation (depreciation)	(207,511)	2,778,829	5,886,972	7,381,796

Net increase (decrease) in net assets resulting from operations	2,041,761	(4,332,520)	(1,340,724)	(5,209,356)

Distributions to Shareholders from:
Distributable earnings	(58,200)	(598,396)	(341,459)	(672,062)

Shareholder Transactions:
Proceeds from shares sold	-	8,138,121	646,029	10,335,959
Value of shares repurchased	(3,142,749)	(11,400,298)	(1,393,150)	(11,042,508)

Net increase (decrease) in net assets resulting from share transactions	(3,142,749)	(3,262,177)	(747,121)	(706,549)

Net increase (decrease) in net assets	(1,159,188)	(8,193,093)	(2,429,304)	(6,587,967)

Net assets:
Beginning of period	36,888,774	45,081,867	31,861,926	38,449,893

End of period	$35,729,586	$36,888,774	$29,432,622	$31,861,926

Changes in Shares Outstanding:
Shares sold	-	110,000	20,000	300,000
Shares repurchased	(40,000)	(160,000)	(40,000)	(320,000)
Shares outstanding, beginning of period	510,000	560,000	930,000	950,000

Shares outstanding, end of period.	470,000	510,000	910,000	930,000

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023. See Note 9.
(b)	Changes in shares outstanding have been restated to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023. See Note 9.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Oil & Gas Services ETF (PXJ)				Invesco Pharmaceuticals ETF (PJP)		Invesco Semiconductors ETF (PSI)

Six Months Ended October 31, 2023		Year Ended April 30, 2023		Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023		Year Ended April 30, 2023

$486,944		$636,959		$1,430,927	$2,809,472	$980,207		$2,907,758
(6,045,693)		3,208,517		16,362,111	(21,548,506)	1,965,656		(96,385,960)
9,696,273		(11,014,297)		(48,036,468)	27,040,908	10,622,900		97,546,144

4,137,524		(7,168,821)		(30,243,430)	8,301,874	13,568,763		4,067,942

(493,585)		(636,965)		(1,433,158)	(3,108,674)	(1,228,971)		(3,263,542)

47,109,378		94,100,045		6,160,702	39,783,422	57,399,580		85,135,316
(51,922,034)		(71,513,523)		(35,110,641)	(59,858,382)	(38,686,048)		(165,236,558)

(4,812,656)		22,586,522		(28,949,939)	(20,074,960)	18,713,532		(80,101,242)

(1,168,717)		14,780,736		(60,626,527)	(14,881,760)	31,053,324		(79,296,842)

82,727,202		67,946,466		305,600,590	320,482,350	511,012,852		590,309,694

$81,558,485		$82,727,202		$244,974,063	$305,600,590	$542,066,176		$511,012,852

1,550,000	(b)	3,696,000	(b)	80,000	520,000	1,410,000	(a)	2,190,000	(a)
(2,206,022	)(b)	(3,422,000	)(b)	(470,000)	(800,000)	(940,000	)(a)	(4,620,000	)(a)
3,412,000	(b)	3,138,000	(b)	3,940,000	4,220,000	13,770,000	(a)	16,200,000	(a)

2,755,978	(b)	3,412,000	(b)	3,550,000	3,940,000	14,240,000	(a)	13,770,000	(a)

35

Financial Highlights

Invesco AI and Next Gen Software ETF (IGPT)

	Six Months Ended October 31, 2023		Years Ended April 30,

	(Unaudited)		2023(a)	2022(a)		2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$32.27		$32.95	$54.43		$32.95	$32.03	$23.60

Net investment income (loss)(b)	(0.06)		0.38	0.21	(c)	(0.14)	0.01	(0.07)
Net realized and unrealized gain (loss) on investments	(0.79)		(0.63)	(19.04)		21.62	0.95	8.50

Total from investment operations	(0.85)		(0.25)	(18.83)		21.48	0.96	8.43

Distributions to shareholders from:
Net investment income	-		(0.43)	(0.24)		-	(0.04)	-
Net realized gains	-		-	(2.41)		-	-	-

Total distributions	-		(0.43)	(2.65)		-	(0.04)	-

Net asset value at end of period	$31.42		$32.27	$32.95		$54.43	$32.95	$32.03

Market price at end of period(d)	$31.45		$32.26	$32.93		$54.41	$32.93	$32.04

Net Asset Value Total Return(e)	(2.63)%		(0.71)%	(35.58)%		65.17%	2.99%	35.71%
Market Price Total Return(e)	(2.52)%		(0.67)%	(35.59)%		65.21%	2.91%	35.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$154,916		$180,058	$240,238		$622,085	$400,339	$437,243
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(f)	0.63%	0.56%		0.56%	0.56%	0.58%
Expenses, prior to Waivers	0.61	%(f)	0.64%	0.56%		0.56%	0.56%	0.58%
Net investment income (loss)	(0.36	)%(f)	1.18%	0.44	%(c)	(0.31)%	0.03%	(0.27)%
Portfolio turnover rate(g)	143%		190%	209%		176%	190%	157%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $(0.36) and (0.26)%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the period ended October 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco Biotechnology & Genome ETF (PBE)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$62.60		$56.27	$75.35	$53.16	$52.22	$48.02

Net investment income (loss)(a)	(0.07)		(0.06)	(0.10)	(0.19)	0.00 (b)	(0.16)
Net realized and unrealized gain (loss) on investments	(8.92)		6.39	(18.98)	22.38	0.97	4.36

Total from investment operations	(8.99)		6.33	(19.08)	22.19	0.97	4.20

Distributions to shareholders from:
Net investment income	(0.01)		-	-	-	(0.03)	(0.00	)(c)

Net asset value at end of period	$53.60		$62.60	$56.27	$75.35	$53.16	$52.22

Market price at end of period(d)	$53.59		$62.59	$56.24	$75.31	$53.27	$52.22

Net Asset Value Total Return(e)	(14.36)%		11.25%	(25.32)%	41.74%	1.87%	8.75%
Market Price Total Return(e)	(14.36)%		11.29%	(25.32)%	41.37%	2.08%	8.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$210,650		$251,657	$208,191	$287,833	$220,611	$248,027
Ratio to average net assets of:
Expenses	0.58	%(f)	0.58%	0.57%	0.59%	0.58%	0.57%
Net investment income (loss)	(0.24	)%(f)	(0.10)%	(0.14)%	(0.30)%	0.01%	(0.29)%
Portfolio turnover rate(g)	57%		71%	121%	151%	252%	117%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco Building & Construction ETF (PKB)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$47.57		$41.38	$51.43	$25.83	$30.04	$30.33

Net investment income(a)	0.11		0.21	0.14	0.10	0.12	0.13
Net realized and unrealized gain (loss) on investments	0.40	(b)	6.18	(10.05)	25.62	(4.19)	(0.29)

Total from investment operations	0.51		6.39	(9.91)	25.72	(4.07)	(0.16)

Distributions to shareholders from:
Net investment income	(0.12)		(0.20)	(0.14)	(0.12)	(0.14)	(0.13)

Net asset value at end of period	$47.96		$47.57	$41.38	$51.43	$25.83	$30.04

Market price at end of period(c)	$47.96		$47.56	$41.38	$51.48	$25.89	$30.05

Net Asset Value Total Return(d)	1.07%		15.53%	(19.31)%	99.81%	(13.59)%	(0.47)%
Market Price Total Return(d)	1.09%		15.50%	(19.39)%	99.54%	(13.42)%	(0.47)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$193,745		$183,621	$147,322	$279,793	$69,753	$118,639
Ratio to average net assets of:
Expenses	0.58	%(e)	0.62%	0.57%	0.60%	0.59%	0.60%
Net investment income.	0.41	%(e)	0.49%	0.29%	0.25%	0.38%	0.44%
Portfolio turnover rate(f)	59%		118%	151%	136%	139%	148%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco Energy Exploration & Production ETF (PXE)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$26.70		$27.84	$15.09	$10.12	$19.55		$24.06

Net investment income(a)	0.35		1.01	0.51	0.15	0.26		0.20
Net realized and unrealized gain (loss) on investments	5.57		(1.12)	12.68	5.22	(9.41)		(4.48)

Total from investment operations	5.92		(0.11)	13.19	5.37	(9.15)		(4.28)

Distributions to shareholders from:
Net investment income	(0.35)		(1.03)	(0.44)	(0.40)	(0.28)		(0.23)

Net asset value at end of period.	$32.27		$26.70	$27.84	$15.09	$10.12		$19.55

Market price at end of period(b)	$32.25		$26.70	$27.79	$15.12	$10.11		$19.57

Net Asset Value Total Return(c)	22.33%		(0.52)%	88.75%	55.47%	(47.06)%		(17.84)%
Market Price Total Return(c)	22.26%		(0.34)%	88.04%	55.94%	(47.17)%		(17.96)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$168,747		$162,573	$264,216	$59,593	$16,693		$40,078
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(d)	0.60%	0.63%	0.63%	0.65	%(e)	0.63%
Expenses, prior to Waivers	0.62	%(d)	0.60%	0.63%	0.95%	0.86	%(e)	0.64%
Net investment income	2.34	%(d)	3.38%	2.41%	1.30%	1.80	%(e)	0.82%
Portfolio turnover rate(f)	61%		94%	63%	73%	126%		110%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco Food & Beverage ETF (PBJ)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023		2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$47.20		$46.66		$41.25	$30.36	$34.21		$32.81

Net investment income(a)	0.29		1.07	(b)	0.34	0.47	0.41		0.34
Net realized and unrealized gain (loss) on investments	(5.86)		0.40	(c)	5.46	10.87	(3.81)		1.39

Total from investment operations	(5.57)		1.47		5.80	11.34	(3.40)		1.73

Distributions to shareholders from:
Net investment income	(0.41)		(0.93)		(0.39)	(0.45)	(0.45)		(0.33)

Net asset value at end of period	$41.22		$47.20		$46.66	$41.25	$30.36		$34.21

Market price at end of period(d)	$41.23		$47.21		$46.70	$41.27	$30.38		$34.19

Net Asset Value Total Return(e)	(11.87)%		3.25%		14.14%	37.65%	(10.00)%		5.37%
Market Price Total Return(e)	(11.86)%		3.19%		14.18%	37.63%	(9.90)%		5.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$184,267		$336,047		$302,853	$83,735	$63,746		$71,831
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(f)	0.57%		0.63%	0.63%	0.64	%(g)	0.63%
Expenses, prior to Waivers	0.59	%(f)	0.57%		0.63%	0.68%	0.64	%(g)	0.65%
Net investment income	1.29	%(f)	2.36	%(b)	0.78%	1.35%	1.23	%(g)	1.05%
Portfolio turnover rate(h)	66%		95%		98%	116%	136%		122%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.66 and 1.44%, respectively.

(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco Leisure and Entertainment ETF (PEJ)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021		2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$41.43		$43.29	$46.00	$27.39		$44.80		$44.89

Net investment income(a)	0.03		0.19	0.18	0.31	(b)	0.18		0.19
Net realized and unrealized gain (loss) on investments	(5.69)		(1.82)	(2.68)	18.62		(17.35)		(0.05)

Total from investment operations	(5.66)		(1.63)	(2.50)	18.93		(17.17)		0.14

Distributions to shareholders from:
Net investment income	(0.05)		(0.23)	(0.21)	(0.32)		(0.24)		(0.23)

Net asset value at end of period	$35.72		$41.43	$43.29	$46.00		$27.39		$44.80

Market price at end of period(c)	$35.72		$41.41	$43.29	$45.93		$27.48		$44.78

Net Asset Value Total Return(d)	(13.67)%		(3.71)%	(5.47)%	69.34%		(38.42)%		0.33%
Market Price Total Return(d)	(13.63)%		(3.75)%	(5.32)%	68.53%		(38.19)%		0.12%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$286,825		$453,621	$1,349,422	$1,787,267		$135,590		$67,201
Ratio to average net assets of:
Expenses, after Waivers	0.59	%(e)	0.58%	0.54%	0.55%		0.64	%(f)	0.63%
Expenses, prior to Waivers	0.59	%(e)	0.58%	0.55%	0.55%		0.70	%(f)	0.63%
Net investment income	0.17	%(e)	0.49%	0.38%	0.76	%(b)	0.47	%(f)	0.42%
Portfolio turnover rate(g)	90%		165%	153%	126%		163%		207%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.01 and 0.02%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights–(continued)

Invesco Next Gen Connectivity ETF (KNCT)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022		2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period.	$72.33		$80.50	$85.40		$57.59	$63.16		$50.08

Net investment income(a)	0.25		0.06	2.23	(b)	0.08	0.10		0.66
Net realized and unrealized gain (loss) on investments	3.56		(7.12)	(6.10)		27.86	(5.51)		13.13

Total from investment operations	3.81		(7.06)	(3.87)		27.94	(5.41)		13.79

Distributions to shareholders from:
Net investment income	(0.12)		(1.11)	(1.03)		(0.13)	(0.16)		(0.71)

Net asset value at end of period	$76.02		$72.33	$80.50		$85.40	$57.59		$63.16

Market price at end of period(c)	$76.06		$72.28	$80.36		$85.46	$57.51		$63.14

Net Asset Value Total Return(d)	5.27%		(8.77)%	(4.67)%		48.59%	(8.56)%		27.90%
Market Price Total Return(d)	5.40%		(8.66)%	(4.91)%		48.90%	(8.66)%		27.81%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,730		$36,889	$45,082		$41,848	$46,070		$101,051
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(e)	0.63%	0.63%		0.63%	0.64	%(f)	0.63%
Expenses, prior to Waivers	0.62	%(e)	0.79%	0.69%		0.73%	0.65	%(f)	0.64%
Net investment income	0.66	%(e)	0.08%	2.42	%(b)	0.11%	0.17	%(f)	1.21%
Portfolio turnover rate(g)	116%		109%	109%		103%	99%		98%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.47 and 1.60%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the period ended October 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights–(continued)

Invesco Next Gen Media and Gaming ETF (GGME)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021		2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$34.26		$40.47	$52.00	$27.88		$34.65		$29.14

Net investment income(a)	0.15		0.78	0.06	0.40	(b)	0.12		0.16
Net realized and unrealized gain (loss) on investments	(1.70)		(6.30)	(11.42)	23.96		(6.75)		5.58

Total from investment operations	(1.55)		(5.52)	(11.36)	24.36		(6.63)		5.74

Distributions to shareholders from:
Net investment income	(0.37)		(0.69)	(0.17)	(0.24)		(0.14)		(0.23)

Net asset value at end of period	$32.34		$34.26	$40.47	$52.00		$27.88		$34.65

Market price at end of period(c)	$32.39		$34.24	$40.43	$51.96		$27.85		$34.65

Net Asset Value Total Return(d)	(4.58)%		(13.54)%	(21.90)%	87.47%		(19.20)%		19.81%
Market Price Total Return(d)	(4.38)%		(13.50)%	(21.92)%	87.53%		(19.28)%		19.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$29,433		$31,862	$38,450	$82,685		$30,668		$88,348
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(e)	0.63%	0.63%	0.63%		0.64	%(f)	0.63%
Expenses, prior to Waivers	0.82	%(e)	0.80%	0.64%	0.72%		0.67	%(f)	0.67%
Net investment income	0.88	%(e)	2.21%	0.12%	0.94	%(b)	0.36	%(f)	0.49%
Portfolio turnover rate(g)	133%		91%	99%	99%		146%		103%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.04 and 0.08%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the period ended October 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights–(continued)

Invesco Oil & Gas Services ETF (PXJ)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)		2020(a)		2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$24.25		$21.65	$16.30	$11.95		$34.35		$48.50

Net investment income(b)	0.31		0.25	0.02	0.35	(c)	0.35		0.20
Net realized and unrealized gain (loss) on investments	5.39		2.55 (d)	5.43	4.70	(d)	(22.35)		(14.05)

Total from investment operations	5.70		2.80	5.45	5.05		(22.00)		(13.85)

Distributions to shareholders from:
Net investment income	(0.36)		(0.20)	(0.10)	(0.70)		(0.40)		(0.30)

Net asset value at end of period	$29.59		$24.25	$21.65	$16.30		$11.95		$34.35

Market price at end of period(e)	$29.59		$24.25	$21.65	$16.35		$12.00		$34.35

Net Asset Value Total Return(f)	23.63%		13.10%	33.40%	43.34%		(63.87)%		(28.69)%
Market Price Total Return(f)	23.63%		13.10%	33.00%	43.19%		(63.72)%		(28.69)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$81,558		$82,727	$67,946	$55,918		$5,971		$17,519
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(g)	0.63%	0.63%	0.63%		0.67	%(h)	0.63%
Expenses, prior to Waivers	0.75	%(g)	0.68%	0.74%	1.17%		1.09	%(h)	0.83%
Net investment income	2.27	%(g)	1.03%	0.12%	2.32	%(c)	1.51	%(h)	0.48%
Portfolio turnover rate(i)	39%		64%	109%	63%		82%		81%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.03 and 1.07%, respectively.

(d)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights–(continued)

Invesco Pharmaceuticals ETF (PJP)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$77.56		$75.94	$78.11	$62.54	$62.65	$61.49

Net investment income(a)	0.38		0.67	0.73	0.53	0.55	0.69
Net realized and unrealized gain (loss) on investments	(8.55)		1.70 (b)	(2.19)	15.60	(0.08)	1.17

Total from investment operations	(8.17)		2.37	(1.46)	16.13	0.47	1.86

Distributions to shareholders from:
Net investment income	(0.38)		(0.75)	(0.71)	(0.56)	(0.58)	(0.70)

Net asset value at end of period	$69.01		$77.56	$75.94	$78.11	$62.54	$62.65

Market price at end of period(c)	$69.01		$77.54	$75.97	$78.17	$62.49	$62.64

Net Asset Value Total Return(d)	(10.58)%		3.17%	(1.91)%	25.91%	0.83%	3.02%
Market Price Total Return(d)	(10.55)%		3.10%	(1.94)%	26.10%	0.77%	2.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$244,974		$305,601	$320,482	$358,503	$356,497	$416,591
Ratio to average net assets of:
Expenses	0.58	%(e)	0.57%	0.56%	0.58%	0.56%	0.56%
Net investment income	0.99	%(e)	0.88%	0.92%	0.76%	0.92%	1.03%
Portfolio turnover rate(f)	18%		36%	40%	48%	63%	81%

(a)	Based on average shares outstanding.
(b)

Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $1.58. Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights–(continued)

Invesco Semiconductors ETF (PSI)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$37.11		$36.44	$40.36	$21.20	$19.36	$16.30

Net investment income(b)	0.07		0.20	0.12	0.06	0.10	0.13
Net realized and unrealized gain (loss) on investments	0.97		0.69	(3.94)	19.16	1.87	3.06

Total from investment operations.	1.04		0.89	(3.82)	19.22	1.97	3.19

Distributions to shareholders from:
Net investment income	(0.08)		(0.22)	(0.10)	(0.06)	(0.13)	(0.13)

Net asset value at end of period	$38.07		$37.11	$36.44	$40.36	$21.20	$19.36

Market price at end of period(c)	$38.05		$37.10	$36.44	$40.32	$21.24	$19.35

Net Asset Value Total Return(d)	2.78%		2.49%	(9.50)%	90.85%	10.23%	19.71%
Market Price Total Return(d)	2.75%		2.48%	(9.41)%	90.32%	10.51%	19.53%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$542,066		$511,013	$590,310	$633,276	$228,946	$200,423
Ratio to average net assets of:
Expenses	0.56	%(e)	0.57%	0.55%	0.56%	0.57%	0.58%
Net investment income	0.31	%(e)	0.55%	0.26%	0.20%	0.49%	0.73%
Portfolio turnover rate(f)	50%		108%	84%	95%	94%	98%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Former Fund Name	Short Name

Invesco AI and Next Gen Software ETF (IGPT)*	Invesco Dynamic Software ETF	“AI and Next Gen Software ETF”

Invesco Biotechnology & Genome ETF (PBE)*	Invesco Dynamic Biotechnology & Genome ETF	“Biotechnology & Genome ETF”

Invesco Building & Construction ETF (PKB)*	Invesco Dynamic Building & Construction ETF	“Building & Construction ETF”

Invesco Energy Exploration & Production ETF (PXE)*	Invesco Dynamic Energy Exploration & Production ETF	“Energy Exploration & Production ETF”

Invesco Food & Beverage ETF (PBJ)*	Invesco Dynamic Food & Beverage ETF	“Food & Beverage ETF”

Invesco Leisure and Entertainment ETF (PEJ)*	Invesco Dynamic Leisure and Entertainment ETF	“Leisure and Entertainment ETF”

Invesco Next Gen Connectivity ETF (KNCT)*	Invesco Dynamic Networking ETF	“Next Gen Connectivity ETF”

Invesco Next Gen Media and Gaming ETF (GGME)*	Invesco Dynamic Media ETF	“Next Gen Media and Gaming ETF”

Invesco Oil & Gas Services ETF (PXJ)*	Invesco Dynamic Oil & Gas Services ETF	“Oil & Gas Services ETF”

Invesco Pharmaceuticals ETF (PJP)*	Invesco Dynamic Pharmaceuticals ETF	“Pharmaceuticals ETF”

Invesco Semiconductors ETF (PSI)*	Invesco Dynamic Semiconductors ETF	“Semiconductors ETF”

*	Effective after the close of markets on August 25, 2023, the Fund’s name changed.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

AI and Next Gen Software ETF	STOXX World AC NexGen Software Development Index

Biotechnology & Genome ETF	Dynamic Biotech & Genome Intellidex® Index

Building & Construction ETF	Dynamic Building & Construction Intellidex® Index

Energy Exploration & Production ETF	Dynamic Energy Exploration & Production Intellidex® Index

Food & Beverage ETF	Dynamic Food & Beverage Intellidex® Index

Leisure and Entertainment ETF	Dynamic Leisure & Entertainment Intellidex® Index

Next Gen Connectivity ETF	STOXX World AC NexGen Connectivity Index

Next Gen Media and Gaming ETF	STOXX World AC NexGen Media Index

Oil & Gas Services ETF	Dynamic Oil Services Intellidex® Index

Pharmaceuticals ETF	Dynamic Pharmaceutical Intellidex® Index

Semiconductors ETF	Dynamic Semiconductor Intellidex® Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

47

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public

48

health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

49

F.

Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2023, the Funds did not enter into any closing agreements.

G.

Expenses - Effective August 28, 2023, Next Gen Connectivity ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Each Fund (except for Next Gen Connectivity ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Prior to August 28, 2023, Next Gen Connectivity ETF was responsible for all of its own expenses, including, but not limited to, the expenses listed directly above.

Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee, are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated,

50

unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

AI and Next Gen Software ETF	$1,071

Biotechnology & Genome ETF	3,774

Building & Construction ETF	731

Energy Exploration & Production ETF	2,644

Food & Beverage ETF	3,745

Leisure and Entertainment ETF	8,209

Next Gen Connectivity ETF	313

Next Gen Media and Gaming ETF	4,389

Oil & Gas Services ETF	784

Pharmaceuticals ETF	2,127

Semiconductors ETF	2,283

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

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L.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

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Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, each Fund (except for Next Gen Connectivity ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, Next Gen Connectivity ETF accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.40% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Prior to August 28, 2023, Next Gen Connectivity ETF accrued daily and paid monthly to the Adviser an annual fee of 0.50% of its average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Next Gen Connectivity ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except Next Gen Connectivity ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (an “Expense Cap”), through at least August 31, 2025. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2025. During its term, the Expense Agreement cannot be terminated or amended to increase a Fund’s Expense Cap without approval of the Board of Trustees.

Prior to August 28, 2023, the Trust also had entered into the Expense Agreement with the Adviser on behalf of Next Gen Connectivity ETF, pursuant to which the Adviser had agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Next Gen Connectivity ETF (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) from exceeding 0.60% of the Fund’s average daily net assets per year (an “Expense Cap”).

The Adviser did not waive fees and/or pay Fund expenses during the period under the Expense Cap for Biotechnology & Genome ETF, Building & Construction ETF, Energy Exploration & Production ETF, Food & Beverage ETF, Leisure and Entertainment ETF, Pharmaceuticals ETF and Semiconductors ETF.

Further, through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

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For the six months ended October 31, 2023, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

AI and Next Gen Software ETF	$133

Biotechnology & Genome ETF	109

Building & Construction ETF	85

Energy Exploration & Production ETF	2,956

Food & Beverage ETF	73

Leisure and Entertainment ETF	8,808

Next Gen Connectivity ETF	12,920

Next Gen Media and Gaming ETF	31,566

Oil & Gas Services ETF	25,212

Pharmaceuticals ETF	79

Semiconductors ETF	130

For each Fund (except for Next Gen Connectivity ETF), the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For Next Gen Connectivity ETF, the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap were subject to recapture by the Adviser, under the same conditions described above. Claims for any unreimbursed fees were terminated in connection with the implementation of Next Gen Connectivity ETF’s unitary management fee effective on August 28, 2023.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2023 are as follows:

	Total Potential Recapture Amounts

		Potential Recapture Amounts Expiring

		4/30/24	4/30/25	4/30/26	10/31/26

Next Gen Media and Gaming ETF	$115,524	$13,184	$12,359	$58,501	$31,480

Oil & Gas Services ETF	133,919	36,181	39,278	33,302	25,158

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

AI and Next Gen Software ETF	STOXX Ltd.

Biotechnology & Genome ETF	ICE Data Indices, LLC

Building & Construction ETF	ICE Data Indices, LLC

Energy Exploration & Production ETF	ICE Data Indices, LLC

Food & Beverage ETF	ICE Data Indices, LLC

Leisure and Entertainment ETF	ICE Data Indices, LLC

Next Gen Connectivity ETF	STOXX Ltd.

Next Gen Media and Gaming ETF	STOXX Ltd.

Oil & Gas Services ETF	ICE Data Indices, LLC

Pharmaceuticals ETF	ICE Data Indices, LLC

Semiconductors ETF	ICE Data Indices, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the six months ended October 31, 2023, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

AI and Next Gen Software ETF	$41,910

Biotechnology & Genome ETF	26,564

Building & Construction ETF	8,968

Energy Exploration & Production ETF	26,086

Food & Beverage ETF	22,718

Leisure and Entertainment ETF	60,871

Next Gen Connectivity ETF	11,506

Next Gen Media and Gaming ETF	15,434

Oil & Gas Services ETF	10,668

Pharmaceuticals ETF	13,863

Semiconductors ETF	21,529

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

AI and Next Gen Software ETF

Investments in Securities

Common Stocks & Other Equity Interests	$154,966,782	$691	$-	$154,967,473

Money Market Funds	83,253	5,651,015	-	5,734,268

Total Investments	$155,050,035	$5,651,706	$-	$160,701,741

Biotechnology & Genome ETF

Investments in Securities

Common Stocks & Other Equity Interests	$210,745,002	$-	$-	$210,745,002

Money Market Funds	149,552	56,104,805	-	56,254,357

Total Investments	$210,894,554	$56,104,805	$-	$266,999,359

Building & Construction ETF

Investments in Securities

Common Stocks & Other Equity Interests	$193,846,926	$-	$-	$193,846,926

Money Market Funds	111,483	12,229,958	-	12,341,441

Total Investments	$193,958,409	$12,229,958	$-	$206,188,367

55

	Level 1	Level 2	Level 3	Total

Energy Exploration & Production ETF

Investments in Securities

Common Stocks & Other Equity Interests	$168,732,682	$-	$-	$168,732,682

Money Market Funds	163,043	48,149,037	-	48,312,080

Total Investments	$168,895,725	$48,149,037	$-	$217,044,762

Food & Beverage ETF

Investments in Securities

Common Stocks & Other Equity Interests	$184,230,616	$-	$-	$184,230,616

Money Market Funds	241,490	14,303,763	-	14,545,253

Total Investments	$184,472,106	$14,303,763	$-	$198,775,869

Leisure and Entertainment ETF

Investments in Securities

Common Stocks & Other Equity Interests	$286,787,629	$-	$-	$286,787,629

Money Market Funds	440,194	62,146,928	-	62,587,122

Total Investments	$287,227,823	$62,146,928	$-	$349,374,751

Next Gen Connectivity ETF

Investments in Securities

Common Stocks & Other Equity Interests	$35,705,895	$-	$-	$35,705,895

Money Market Funds	-	2,327,883	-	2,327,883

Total Investments	$35,705,895	$2,327,883	$-	$38,033,778

Next Gen Media and Gaming ETF

Investments in Securities

Common Stocks & Other Equity Interests	$29,380,381	$-	$-	$29,380,381

Money Market Funds	140,022	1,350,047	-	1,490,069

Total Investments	$29,520,403	$1,350,047	$-	$30,870,450

Oil & Gas Services ETF

Investments in Securities

Common Stocks & Other Equity Interests	$81,548,703	$-	$-	$81,548,703

Money Market Funds	59,901	7,669,758	-	7,729,659

Total Investments	$81,608,604	$7,669,758	$-	$89,278,362

Pharmaceuticals ETF

Investments in Securities

Common Stocks & Other Equity Interests	$244,925,988	$-	$0	$244,925,988

Money Market Funds	127,571	10,375,743	-	10,503,314

Total Investments	$245,053,559	$10,375,743	$0	$255,429,302

Semiconductors ETF

Investments in Securities

Common Stocks & Other Equity Interests	$542,176,067	$-	$-	$542,176,067

Money Market Funds	400,327	54,409,792	-	54,810,119

Total Investments	$542,576,394	$54,409,792	$-	$596,986,186

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

56

The Funds had capital loss carryforwards as of April 30, 2023, as follows:

	No expiration

	Short-Term	Long-Term	Total*

AI and Next Gen Software ETF	$175,559,773	$14,160,891	$189,720,664

Biotechnology & Genome ETF	259,186,035	39,771,749	298,957,784

Building & Construction ETF	99,459,024	7,894,024	107,353,048

Energy Exploration & Production ETF	96,514,158	34,867,387	131,381,545

Food & Beverage ETF	97,483,681	9,879,421	107,363,102

Leisure and Entertainment ETF	454,713,680	89,379,970	544,093,650

Next Gen Connectivity ETF	45,607,213	9,629,026	55,236,239

Next Gen Media and Gaming ETF	91,395,763	11,844,673	103,240,436

Oil & Gas Services ETF	57,758,745	48,347,346	106,106,091

Pharmaceuticals ETF	189,362,805	282,236,065	471,598,870

Semiconductors ETF	136,313,825	-	136,313,825

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended October 31, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

.	Purchases	Sales

AI and Next Gen Software ETF	$258,083,320	$258,672,109

Biotechnology & Genome ETF	135,382,347	135,515,620

Building & Construction ETF	129,341,868	129,429,536

Energy Exploration & Production ETF	97,454,316	97,549,104

Food & Beverage ETF	173,520,620	174,492,162

Leisure and Entertainment ETF	338,933,618	339,380,553

Next Gen Connectivity ETF	44,411,964	44,576,295

Next Gen Media and Gaming ETF	41,386,975	41,643,333

Oil & Gas Services ETF	19,947,290	19,848,569

Pharmaceuticals ETF	52,349,051	52,249,826

Semiconductors ETF	310,134,024	310,196,702

For the six months ended October 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

AI and Next Gen Software ETF	$4,635,560	$26,562,320

Biotechnology & Genome ETF	10,387,859	15,867,119

Building & Construction ETF	87,234,147	75,472,624

Energy Exploration & Production ETF	20,933,400	43,131,103

Food & Beverage ETF	8,454,153	125,559,867

Leisure and Entertainment ETF	18,686,293	135,158,551

Next Gen Connectivity ETF	-	2,958,687

Next Gen Media and Gaming ETF	645,779	1,393,655

Oil & Gas Services ETF	47,047,857	51,921,187

Pharmaceuticals ETF	6,156,510	35,103,542

Semiconductors ETF	57,387,849	38,704,118

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

57

As of October 31, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

AI and Next Gen Software ETF	$3,913,985	$(10,405,137)	$(6,491,152)	$167,192,893

Biotechnology & Genome ETF	17,538,871	(30,086,547)	(12,547,676)	279,547,035

Building & Construction ETF	10,740,143	(7,934,936)	2,805,207	203,383,160

Energy Exploration & Production ETF	18,900,643	(13,084,133)	5,816,510	211,228,252

Food & Beverage ETF	6,566,383	(21,213,215)	(14,646,832)	213,422,701

Leisure and Entertainment ETF	8,906,057	(43,001,327)	(34,095,270)	383,470,021

Next Gen Connectivity ETF	2,084,748	(1,442,797)	641,951	37,391,827

Next Gen Media and Gaming ETF	2,040,183	(2,302,125)	(261,942)	31,132,392

Oil & Gas Services ETF	4,567,893	(4,155,534)	412,359	88,866,003

Pharmaceuticals ETF	37,557,701	(41,491,931)	(3,934,230)	259,363,532

Semiconductors ETF	66,098,196	(52,971,454)	13,126,742	583,859,444

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Next Gen Connectivity ETF. Prior to August 28, 2023, Next Gen Connectivity ETF accrued amounts to pay for such remuneration. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9–Stock Split

On June 22, 2023, the Board of Trustees approved a three-for-one stock split for each of AI and Next Gen Software ETF and Semiconductors ETF. The effect of the stock splits was to increase the number of shares outstanding of those Funds, whereby every outstanding share of the respective Funds was exchanged for three shares effective after the close of business on July 14, 2023. The transactions did not change the net assets of the Funds or the net asset value of any shareholder’s investment in the Funds.

On June 22, 2023, the Board of Trustees approved a one-for-five reverse stock split for Oil & Gas Services ETF. The effect of the reverse stock split was to decrease the number of shares outstanding of that Fund, whereby every five outstanding shares of

58

the Fund were exchanged for one share effective after the close of business on July 14, 2023. The transaction did not change the net assets of the Fund or the net asset value of any shareholder’s investment in the Fund.

59

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Next Gen Connectivity ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Next Gen Connectivity ETF, you incur a unitary management fee. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco AI and Next Gen Software ETF (IGPT)

Actual	$1,000.00	$ 973.70	0.61%	$3.03

Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.61	3.10

Invesco Biotechnology & Genome ETF (PBE)

Actual	1,000.00	856.40	0.58	2.71

Hypothetical (5% return before expenses)	1,000.00	1,022.22	0.58	2.95

Invesco Building & Construction ETF (PKB)

Actual	1,000.00	1,010.70	0.58	2.93

Hypothetical (5% return before expenses)	1,000.00	1,022.22	0.58	2.95

Invesco Energy Exploration & Production ETF (PXE)

Actual	1,000.00	1,223.30	0.62	3.46

Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.62	3.15

Invesco Food & Beverage ETF (PBJ)

Actual	1,000.00	881.30	0.59	2.79

Hypothetical (5% return before expenses)	1,000.00	1,022.17	0.59	3.00

60

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Leisure and Entertainment ETF (PEJ)

Actual	$1,000.00	$ 863.30	0.59%	$2.76

Hypothetical (5% return before expenses)	1,000.00	1,022.17	0.59	3.00

Invesco Next Gen Connectivity ETF (KNCT)

Actual	1,000.00	1,052.70	0.55	2.84

Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.55	2.80

Invesco Next Gen Media and Gaming ETF (GGME)

Actual	1,000.00	954.20	0.62	3.05

Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.62	3.15

Invesco Oil & Gas Services ETF (PXJ)

Actual	1,000.00	1,236.30	0.63	3.54

Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.63	3.20

Invesco Pharmaceuticals ETF (PJP)

Actual	1,000.00	894.20	0.58	2.76

Hypothetical (5% return before expenses)	1,000.00	1,022.22	0.58	2.95

Invesco Semiconductors ETF (PSI)

Actual	1,000.00	1,027.80	0.56	2.85

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.56	2.85

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

61

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515	P-PS-SAR-7	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders October 31, 2023
RSP	Invesco S&P 500® Equal Weight ETF

RSPC	Invesco S&P 500® Equal Weight Communication Services ETF

RSPD	Invesco S&P 500® Equal Weight Consumer Discretionary ETF

RSPS	Invesco S&P 500® Equal Weight Consumer Staples ETF

RSPG	Invesco S&P 500® Equal Weight Energy ETF

RSPF	Invesco S&P 500® Equal Weight Financials ETF

RSPH	Invesco S&P 500® Equal Weight Health Care ETF

RSPN	Invesco S&P 500® Equal Weight Industrials ETF

RSPM	Invesco S&P 500® Equal Weight Materials ETF

RSPR	Invesco S&P 500® Equal Weight Real Estate ETF

RSPT	Invesco S&P 500® Equal Weight Technology ETF

RSPU	Invesco S&P 500® Equal Weight Utilities ETF

GRPM	Invesco S&P MidCap 400® GARP ETF (formerly, Invesco S&P MidCap 400® Equal Weight ETF)

2

Invesco S&P 500® Equal Weight ETF (RSP)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-3.92%
Alphabet, Inc., Class A(b)	326,960	$40,569,197
Alphabet, Inc., Class C(b)	278,140	34,850,942
AT&T, Inc.	5,746,955	88,503,107
Charter Communications, Inc., Class A(b)(c)	195,906	78,910,937
Comcast Corp., Class A	1,837,821	75,883,629
Electronic Arts, Inc.	679,729	84,143,653
Fox Corp., Class A(c)	1,783,983	54,215,243
Fox Corp., Class B	927,720	25,892,665
Interpublic Group of Cos., Inc. (The)(c)	2,606,459	74,023,436
Live Nation Entertainment, Inc.(b)(c)	1,024,766	82,001,775
Match Group, Inc.(b)(c)	1,878,664	65,001,774
Meta Platforms, Inc., Class A(b)(c)	277,799	83,692,505
Netflix, Inc.(b)	186,870	76,932,510
News Corp., Class A(c)	2,995,438	61,945,658
News Corp., Class B(c)	908,267	19,473,245
Omnicom Group, Inc.	1,048,887	78,572,125
Paramount Global, Class B(c)	6,058,286	65,914,152
Take-Two Interactive Software, Inc.(b)	579,619	77,524,041
T-Mobile US, Inc.(b)(c)	603,122	86,765,131
Verizon Communications, Inc.(c)	2,474,010	86,911,971
Walt Disney Co. (The)(b)(c)	1,014,416	82,766,202
Warner Bros Discovery, Inc.(b)(c)	7,310,581	72,667,175

		1,497,161,073

Consumer Discretionary-10.19%
Airbnb, Inc., Class A(b)(c)	567,531	67,133,242
Amazon.com, Inc.(b)	598,699	79,680,850
Aptiv PLC(b)	823,622	71,819,838
AutoZone, Inc.(b)(c)	31,701	78,527,498
Bath & Body Works, Inc.	2,267,256	67,224,140
Best Buy Co., Inc.(c)	1,130,091	75,512,681
Booking Holdings, Inc.(b)	26,646	74,330,616
BorgWarner, Inc.(c)	2,067,383	76,286,433
Caesars Entertainment, Inc.(b)(c)	1,505,990	60,073,941
CarMax, Inc.(b)(c)	1,019,426	62,276,734
Carnival Corp.(b)(c)	5,408,899	61,985,983
Chipotle Mexican Grill, Inc.(b)	42,515	82,572,633
D.R. Horton, Inc.(c)	705,450	73,648,980
Darden Restaurants, Inc.(c)	553,753	80,587,674
Domino’s Pizza, Inc.(c)	213,609	72,411,315
eBay, Inc.	1,905,481	74,752,020
Etsy, Inc.(b)(c)	1,232,757	76,800,761
Expedia Group, Inc.(b)	753,682	71,818,358
Ford Motor Co.	6,728,130	65,599,268
Garmin Ltd.	805,228	82,560,027
General Motors Co.	2,511,582	70,826,612
Genuine Parts Co.	551,717	71,094,253
Hasbro, Inc.	1,183,243	53,423,421
Hilton Worldwide Holdings, Inc.	536,962	81,365,852
Home Depot, Inc. (The)	251,756	71,672,416
Las Vegas Sands Corp.	1,693,398	80,368,669
Lennar Corp., Class A(c)	697,347	74,392,978
LKQ Corp.	1,640,055	72,031,216
Lowe’s Cos., Inc.(c)	357,783	68,182,706
lululemon athletica, inc.(b)(c)	204,435	80,441,084
Marriott International, Inc., Class A(c)	404,100	76,197,096

	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	296,353	$77,694,866
MGM Resorts International(c)	1,892,009	66,068,954
Mohawk Industries, Inc.(b)	879,555	70,698,631
NIKE, Inc., Class B(c)	847,307	87,077,740
Norwegian Cruise Line Holdings Ltd.(b)(c)	5,077,080	69,048,288
NVR, Inc.(b)(c)	13,275	71,852,530
O’Reilly Automotive, Inc., Class R(b)(c)	86,579	80,556,565
Pool Corp.(c)	240,359	75,898,161
PulteGroup, Inc.(c)	1,025,257	75,448,663
Ralph Lauren Corp.(c)	707,626	79,629,154
Ross Stores, Inc.	693,307	80,402,813
Royal Caribbean Cruises Ltd.(b)(c)	850,099	72,028,888
Starbucks Corp.	868,545	80,114,591
Tapestry, Inc.	2,595,063	71,519,936
Tesla, Inc.(b)(c)	333,011	66,881,929
TJX Cos., Inc. (The)	904,940	79,698,066
Tractor Supply Co.(c)	380,649	73,297,771
Ulta Beauty, Inc.(b)	200,040	76,277,252
VF Corp.(c)	4,401,941	64,840,591
Whirlpool Corp.(c)	606,241	63,388,559
Wynn Resorts Ltd.(c)	873,784	76,700,760
Yum! Brands, Inc.	654,056	79,049,208

		3,893,773,211

Consumer Staples-7.58%
Altria Group, Inc.(c)	1,877,383	75,414,475
Archer-Daniels-Midland Co.(c)	1,050,087	75,154,726
Brown-Forman Corp., Class B(c)	1,286,810	72,267,250
Bunge Ltd.	736,403	78,043,990
Campbell Soup Co.(c)	1,961,951	79,282,440
Church & Dwight Co., Inc.(c)	864,997	78,662,827
Clorox Co. (The)(c)	534,945	62,963,026
Coca-Cola Co. (The)	1,418,788	80,147,334
Colgate-Palmolive Co.	1,130,555	84,927,291
Conagra Brands, Inc.	2,843,846	77,807,626
Constellation Brands, Inc., Class A	320,347	75,009,250
Costco Wholesale Corp.	150,615	83,205,751
Dollar General Corp.	650,604	77,447,900
Dollar Tree, Inc.(b)(c)	713,311	79,241,719
Estee Lauder Cos., Inc. (The), Class A	537,382	69,252,418
General Mills, Inc.(c)	1,251,071	81,619,872
Hershey Co. (The)	395,908	74,173,364
Hormel Foods Corp.(c)	2,229,436	72,568,142
JM Smucker Co. (The)	584,502	66,539,708
Kellanova(c)	1,482,976	74,845,799
Kenvue, Inc.	3,885,263	72,265,892
Keurig Dr Pepper, Inc.	2,480,700	75,239,631
Kimberly-Clark Corp.	649,171	77,666,818
Kraft Heinz Co. (The)	2,510,819	78,990,366
Kroger Co. (The)	1,762,991	79,986,902
Lamb Weston Holdings, Inc.	841,007	75,522,429
McCormick & Co., Inc.(c)	1,025,512	65,530,217
Molson Coors Beverage Co., Class B	1,300,388	75,123,415
Mondelez International, Inc., Class A(c)	1,185,281	78,477,455
Monster Beverage Corp.(b)(c)	1,468,093	75,019,552
PepsiCo, Inc.(c)	469,463	76,653,919
Philip Morris International, Inc.(c)	883,517	78,774,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Procter & Gamble Co. (The)(c)	541,150	$81,188,734
Sysco Corp.	1,183,074	78,662,590
Target Corp.	669,044	74,123,385
Tyson Foods, Inc., Class A(c)	1,589,669	73,681,158
Walgreens Boots Alliance, Inc.(c)	3,763,322	79,330,828
Walmart, Inc.	505,315	82,573,524

		2,897,386,099

Energy-4.74%
APA Corp.	1,869,802	74,268,536
Baker Hughes Co., Class A	2,239,645	77,088,581
Chevron Corp.(c)	494,895	72,121,048
ConocoPhillips(c)	674,344	80,112,067
Coterra Energy, Inc.	2,934,630	80,702,325
Devon Energy Corp.(c)	1,571,502	73,184,848
Diamondback Energy, Inc.	530,374	85,029,560
EOG Resources, Inc.	623,500	78,716,875
EQT Corp.(c)	1,948,127	82,561,622
Exxon Mobil Corp.	715,855	75,773,252
Halliburton Co.	2,004,768	78,867,573
Hess Corp.(c)	515,569	74,448,164
Kinder Morgan, Inc.	4,925,954	79,800,455
Marathon Oil Corp.	3,030,219	82,755,281
Marathon Petroleum Corp.(c)	532,839	80,591,899
Occidental Petroleum Corp.	1,267,709	78,357,093
ONEOK, Inc.	1,277,722	83,307,474
Phillips 66	677,054	77,231,550
Pioneer Natural Resources Co.	347,593	83,074,727
Schlumberger N.V.	1,375,359	76,552,482
Targa Resources Corp.	969,871	81,090,914
Valero Energy Corp.(c)	582,523	73,980,421
Williams Cos., Inc. (The)(c)	2,446,946	84,174,942

		1,813,791,689

Financials-14.81%
Aflac, Inc.(c)	1,105,937	86,384,739
Allstate Corp. (The)(c)	779,226	99,842,227
American Express Co.	525,647	76,760,231
American International Group, Inc.(c)	1,387,143	85,045,737
Ameriprise Financial, Inc.	239,807	75,436,088
Aon PLC, Class A	248,169	76,783,489
Arch Capital Group Ltd.(b)(c)	1,071,208	92,852,309
Arthur J. Gallagher & Co.(c)	362,655	85,401,626
Assurant, Inc.(c)	599,516	89,267,932
Bank of America Corp.	2,918,028	76,860,858
Bank of New York Mellon Corp. (The)	1,848,033	78,541,403
Berkshire Hathaway, Inc., Class B(b)	227,889	77,785,352
BlackRock, Inc.	120,233	73,616,261
Blackstone, Inc., Class A	734,504	67,831,444
Brown & Brown, Inc.	1,131,795	78,569,209
Capital One Financial Corp.(c)	828,257	83,894,152
Cboe Global Markets, Inc.	541,929	88,816,744
Charles Schwab Corp. (The)	1,394,812	72,586,016
Chubb Ltd.	405,546	87,038,283
Cincinnati Financial Corp.(c)	788,151	78,555,010
Citigroup, Inc.	2,038,860	80,514,581
Citizens Financial Group, Inc.	3,023,633	70,843,721
CME Group, Inc., Class A	404,915	86,433,156
Comerica, Inc.	1,770,931	69,774,681
Discover Financial Services(c)	923,913	75,834,779
Everest Group Ltd.	223,238	88,317,418

	Shares	Value
Financials-(continued)
FactSet Research Systems, Inc.	192,895	$83,309,422
Fidelity National Information Services, Inc.	1,495,687	73,453,189
Fifth Third Bancorp	3,133,534	74,296,091
Fiserv, Inc.(b)	680,569	77,414,724
FleetCor Technologies, Inc.(b)	304,417	68,545,576
Franklin Resources, Inc.(c)	3,191,544	72,735,288
Global Payments, Inc.	657,284	69,816,706
Globe Life, Inc.	758,111	88,213,796
Goldman Sachs Group, Inc. (The)	256,146	77,768,487
Hartford Financial Services Group, Inc. (The)	1,157,595	85,025,353
Huntington Bancshares, Inc.	7,613,211	73,467,486
Intercontinental Exchange, Inc.(c)	719,840	77,339,610
Invesco Ltd.(d)	5,356,394	69,472,430
Jack Henry & Associates, Inc.(c)	548,293	77,303,830
JPMorgan Chase & Co.	570,689	79,360,012
KeyCorp	7,356,108	75,179,424
Loews Corp.	1,325,584	84,850,632
M&T Bank Corp.	679,561	76,620,503
MarketAxess Holdings, Inc.	365,157	78,052,309
Marsh & McLennan Cos., Inc.	424,918	80,585,699
Mastercard, Inc., Class A	199,494	75,079,567
MetLife, Inc.	1,307,190	78,444,472
Moody’s Corp.(c)	243,543	75,011,244
Morgan Stanley	977,398	69,219,326
MSCI, Inc.	155,004	73,092,136
Nasdaq, Inc.	1,609,108	79,811,757
Northern Trust Corp.(c)	1,083,161	71,391,142
PayPal Holdings, Inc.(b)	1,357,112	70,298,402
PNC Financial Services Group, Inc. (The)(c)	707,748	81,015,914
Principal Financial Group, Inc.	1,097,849	74,302,420
Progressive Corp. (The)	609,553	96,364,234
Prudential Financial, Inc.(c)	870,285	79,578,860
Raymond James Financial, Inc.(c)	778,271	74,278,184
Regions Financial Corp.(c)	4,618,086	67,100,790
S&P Global, Inc.	211,779	73,976,522
State Street Corp.	1,179,525	76,232,701
Synchrony Financial	2,645,647	74,210,398
T. Rowe Price Group, Inc.(c)	757,555	68,558,728
Travelers Cos., Inc. (The)	519,129	86,922,960
Truist Financial Corp.	2,778,890	78,809,320
U.S. Bancorp(c)	2,291,807	73,062,807
Visa, Inc., Class A(c)	334,644	78,674,804
W.R. Berkley Corp.(c)	1,336,320	90,094,694
Wells Fargo & Co.	2,018,417	80,272,444
Willis Towers Watson PLC(c)	408,229	96,297,139
Zions Bancorporation N.A.(c)	2,369,891	73,111,137

		5,661,610,115

Health Care-12.57%
Abbott Laboratories(c)	821,573	77,679,727
AbbVie, Inc.	555,317	78,399,654
Agilent Technologies, Inc.(c)	725,979	75,044,449
Align Technology, Inc.(b)	249,060	45,973,985
Amgen, Inc.	319,947	81,810,448
Baxter International, Inc.	2,140,055	69,401,984
Becton, Dickinson and Co.	310,227	78,419,181
Biogen, Inc.(b)	320,507	76,133,233

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Bio-Rad Laboratories, Inc., Class A(b)(c)	231,933	$63,846,516
Bio-Techne Corp.	1,152,264	62,948,182
Boston Scientific Corp.(b)(c)	1,536,188	78,637,464
Bristol-Myers Squibb Co.	1,360,699	70,116,820
Cardinal Health, Inc.	932,153	84,825,923
Catalent, Inc.(b)(c)	1,706,988	58,703,317
Cencora, Inc.(c)	465,677	86,220,097
Centene Corp.(b)	1,265,184	87,272,392
Charles River Laboratories International, Inc.(b)(c)	414,300	69,751,548
Cigna Group (The)(c)	294,898	91,182,462
Cooper Cos., Inc. (The)(c)	237,279	73,971,728
CVS Health Corp.	1,256,902	86,738,807
Danaher Corp.	379,113	72,797,278
DaVita, Inc.(b)	866,086	66,887,822
DENTSPLY SIRONA, Inc.	2,298,753	69,905,079
DexCom, Inc.(b)(c)	793,072	70,448,586
Edwards Lifesciences Corp.(b)(c)	1,117,246	71,190,915
Elevance Health, Inc.	184,386	82,990,295
Eli Lilly and Co.(c)	141,112	78,166,170
GE HealthCare Technologies, Inc.(c)	1,275,148	84,886,602
Gilead Sciences, Inc.(c)	1,088,873	85,520,086
HCA Healthcare, Inc.	302,476	68,401,923
Henry Schein, Inc.(b)(c)	1,120,126	72,785,788
Hologic, Inc.(b)	1,145,708	75,811,498
Humana, Inc.	177,449	92,928,267
IDEXX Laboratories, Inc.(b)	178,254	71,207,125
Illumina, Inc.(b)(c)	522,553	57,177,749
Incyte Corp.(b)(c)	1,293,462	69,756,406
Insulet Corp.(b)(c)	481,369	63,815,088
Intuitive Surgical, Inc.(b)	277,490	72,763,428
IQVIA Holdings, Inc.(b)(c)	387,546	70,079,943
Johnson & Johnson(c)	516,708	76,648,465
Laboratory Corp. of America Holdings	408,331	81,555,951
McKesson Corp.(c)	196,672	89,556,562
Medtronic PLC	1,034,951	73,026,143
Merck & Co., Inc.	758,878	77,936,771
Mettler-Toledo International, Inc.(b)(c)	73,165	72,082,158
Moderna, Inc.(b)(c)	768,841	58,401,162
Molina Healthcare, Inc.(b)(c)	258,993	86,231,719
Pfizer, Inc.	2,416,220	73,839,683
Quest Diagnostics, Inc.(c)	651,528	84,763,793
Regeneron Pharmaceuticals, Inc.(b)	99,594	77,672,365
ResMed, Inc.	559,342	78,990,277
Revvity, Inc.(c)	774,620	64,177,267
STERIS PLC(c)	372,432	78,203,271
Stryker Corp.(c)	285,828	77,236,442
Teleflex, Inc.(c)	400,187	73,934,548
Thermo Fisher Scientific, Inc.	159,657	71,010,644
UnitedHealth Group, Inc.	172,615	92,445,689
Universal Health Services, Inc., Class B	629,345	79,228,242
Vertex Pharmaceuticals, Inc.(b)	241,209	87,344,191
Viatris, Inc.(c)	8,185,543	72,851,333
Waters Corp.(b)(c)	314,738	75,074,455
West Pharmaceutical Services, Inc.	210,818	67,101,261

	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.(c)	685,940	$71,618,995
Zoetis, Inc.	445,440	69,934,080

		4,805,463,432

Industrials-15.47%
3M Co.	778,932	70,843,865
A.O. Smith Corp.	1,179,019	82,248,365
Alaska Air Group, Inc.(b)(c)	2,078,762	65,751,242
Allegion PLC(c)	765,562	75,300,678
American Airlines Group, Inc.(b)(c)	5,923,104	66,042,610
AMETEK, Inc.	537,731	75,696,393
Automatic Data Processing, Inc.	331,847	72,415,652
Axon Enterprise, Inc.(b)(c)	385,412	78,812,900
Boeing Co. (The)(b)(c)	391,701	73,177,581
Broadridge Financial Solutions, Inc.(c)	440,803	75,218,624
C.H. Robinson Worldwide, Inc.(c)	958,714	78,451,567
Carrier Global Corp.	1,410,779	67,237,727
Caterpillar, Inc.	294,140	66,490,347
Ceridian HCM Holding, Inc.(b)(c)	1,131,950	72,456,120
Cintas Corp.	167,136	84,758,008
Copart, Inc.(b)	1,851,763	80,588,726
CSX Corp.	2,763,154	82,480,147
Cummins, Inc.	352,317	76,206,167
Deere & Co.	207,749	75,903,175
Delta Air Lines, Inc.	2,027,338	63,354,313
Dover Corp.	582,317	75,672,094
Eaton Corp. PLC	351,941	73,172,053
Emerson Electric Co.	836,322	74,407,568
Equifax, Inc.	421,018	71,392,022
Expeditors International of Washington, Inc.(c)	721,286	78,800,496
Fastenal Co.	1,518,174	88,570,271
FedEx Corp.(c)	326,673	78,434,187
Fortive Corp.(c)	1,066,986	69,652,846
Generac Holdings, Inc.(b)(c)	718,462	60,401,100
General Dynamics Corp.	381,044	91,949,728
General Electric Co.	740,763	80,469,085
Honeywell International, Inc.	448,488	82,189,911
Howmet Aerospace, Inc.	1,736,726	76,589,617
Hubbell, Inc.	238,067	64,301,897
Huntington Ingalls Industries, Inc.	392,502	86,279,790
IDEX Corp.	382,945	73,299,502
Illinois Tool Works, Inc.	348,143	78,025,809
Ingersoll Rand, Inc.(c)	1,192,135	72,338,752
J.B. Hunt Transport Services, Inc.	448,221	77,035,743
Jacobs Solutions, Inc.	634,870	84,628,171
Johnson Controls International PLC(c)	1,443,014	70,736,546
L3Harris Technologies, Inc.	492,739	88,402,304
Leidos Holdings, Inc.(c)	863,820	85,621,838
Lockheed Martin Corp.	195,596	88,925,765
Masco Corp.	1,471,757	76,663,822
Nordson Corp.	355,457	75,566,604
Norfolk Southern Corp.	423,003	80,704,742
Northrop Grumman Corp.	195,767	92,290,437
Old Dominion Freight Line, Inc.	196,452	73,995,610
Otis Worldwide Corp.	1,000,526	77,250,613
PACCAR, Inc.(c)	979,230	80,815,852
Parker-Hannifin Corp.	202,892	74,848,888
Paychex, Inc.	688,293	76,434,938
Paycom Software, Inc.	292,025	71,537,364

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Pentair PLC	1,215,580	$70,649,510
Quanta Services, Inc.	400,770	66,976,682
Republic Services, Inc.	565,975	84,041,628
Robert Half, Inc.(c)	1,130,555	84,531,597
Rockwell Automation, Inc.	278,765	73,262,230
Rollins, Inc.	2,291,807	86,194,861
RTX Corp.(c)	991,339	80,685,081
Snap-on, Inc.	319,596	82,436,592
Southwest Airlines Co.(c)	2,802,406	62,297,485
Stanley Black & Decker, Inc.(c)	909,525	77,355,101
Textron, Inc.	1,094,647	83,193,172
Trane Technologies PLC(c)	403,093	76,712,629
TransDigm Group, Inc.(b)(c)	95,237	78,864,807
Union Pacific Corp.(c)	390,719	81,117,172
United Airlines Holdings, Inc.(b)(c)	1,744,431	61,072,529
United Parcel Service, Inc., Class B(c)	513,900	72,588,375
United Rentals, Inc.(c)	179,046	72,741,018
Veralto Corp.(b)	1,001,776	69,122,544
Verisk Analytics, Inc.	338,638	76,992,736
W.W. Grainger, Inc.	120,315	87,809,497
Wabtec Corp.	776,514	82,326,014
Waste Management, Inc.	528,947	86,921,861
Xylem, Inc.	869,094	81,295,053

		5,914,028,346

Information Technology-12.59%
Accenture PLC, Class A(c)	254,268	75,540,480
Adobe, Inc.(b)	148,177	78,839,055
Advanced Micro Devices, Inc.(b)	780,035	76,833,448
Akamai Technologies, Inc.(b)	790,566	81,689,185
Amphenol Corp., Class A	963,524	77,611,858
Analog Devices, Inc.	466,282	73,360,147
ANSYS, Inc.(b)(c)	264,134	73,497,927
Apple, Inc.	464,548	79,330,862
Applied Materials, Inc.	560,938	74,240,144
Arista Networks, Inc.(b)	421,212	84,398,248
Autodesk, Inc.(b)(c)	378,781	74,858,489
Broadcom, Inc.	96,830	81,469,857
Cadence Design Systems, Inc.(b)(c)	348,787	83,656,562
CDW Corp.(c)	389,117	77,979,047
Cisco Systems, Inc.	1,460,304	76,125,648
Cognizant Technology Solutions Corp., Class A	1,160,034	74,787,392
Corning, Inc.	2,638,040	70,593,950
Enphase Energy, Inc.(b)(c)	690,080	54,916,566
EPAM Systems, Inc.(b)	311,879	67,855,514
F5, Inc.(b)	516,753	78,334,587
Fair Isaac Corp.(b)	92,284	78,060,267
First Solar, Inc.(b)(c)	451,703	64,345,092
Fortinet, Inc.(b)(c)	1,291,641	73,843,116
Gartner, Inc.(b)	234,403	77,831,172
Gen Digital, Inc.(c)	4,139,877	68,970,351
Hewlett Packard Enterprise Co.	4,772,513	73,401,250
HP, Inc.	2,810,036	73,988,248
Intel Corp.	2,177,244	79,469,406
International Business Machines Corp.(c)	560,367	81,051,483
Intuit, Inc.	150,808	74,642,420
Juniper Networks, Inc.(c)	2,846,797	76,635,775
Keysight Technologies, Inc.(b)	625,531	76,346,059

	Shares	Value
Information Technology-(continued)
KLA Corp.(c)	166,261	$78,092,792
Lam Research Corp.	124,147	73,025,748
Microchip Technology, Inc.(c)	1,050,488	74,889,290
Micron Technology, Inc.	1,179,188	78,852,302
Microsoft Corp.	247,559	83,702,173
Monolithic Power Systems, Inc.	165,216	72,982,516
Motorola Solutions, Inc.	293,872	81,831,597
NetApp, Inc.	1,046,362	76,154,226
NVIDIA Corp.	182,174	74,290,557
NXP Semiconductors N.V. (China)	408,878	70,502,834
ON Semiconductor Corp.(b)	845,139	52,939,507
Oracle Corp.(c)	655,146	67,742,096
Palo Alto Networks, Inc.(b)(c)	332,689	80,850,081
PTC, Inc.(b)(c)	577,966	81,157,986
Qorvo, Inc.(b)	833,031	72,823,570
QUALCOMM, Inc.	779,667	84,975,906
Roper Technologies, Inc.	168,370	82,260,531
Salesforce, Inc.(b)	368,202	73,946,008
Seagate Technology Holdings PLC(c)	1,265,959	86,401,702
ServiceNow, Inc.(b)	137,904	80,239,442
Skyworks Solutions, Inc.	832,695	72,227,964
SolarEdge Technologies, Inc.(b)(c)	555,953	42,224,630
Synopsys, Inc.(b)(c)	180,797	84,873,344
TE Connectivity Ltd.(c)	647,238	76,276,998
Teledyne Technologies, Inc.(b)(c)	202,371	75,806,153
Teradyne, Inc.(c)	832,098	69,288,800
Texas Instruments, Inc.	502,577	71,370,960
Trimble, Inc.(b)	1,623,280	76,505,186
Tyler Technologies, Inc.(b)(c)	211,722	78,951,134
VeriSign, Inc.(b)	401,858	80,234,968
Western Digital Corp.(b)(c)	1,903,724	76,434,519
Zebra Technologies Corp., Class A(b)	323,978	67,850,713

		4,814,209,838

Materials-5.81%
Air Products and Chemicals, Inc.	277,220	78,298,017
Albemarle Corp.(c)	448,708	56,887,200
Amcor PLC(c)	8,946,580	79,535,096
Avery Dennison Corp.	458,182	79,755,741
Ball Corp.(c)	1,588,746	76,498,120
Celanese Corp.(c)	664,414	76,082,047
CF Industries Holdings, Inc.	988,255	78,842,984
Corteva, Inc.(c)	1,669,166	80,353,651
Dow, Inc.(c)	1,540,774	74,481,015
DuPont de Nemours, Inc.(c)	1,097,412	79,979,387
Eastman Chemical Co.	1,040,560	77,761,049
Ecolab, Inc.	454,562	76,248,230
FMC Corp.(c)	1,096,683	58,343,536
Freeport-McMoRan, Inc.	2,106,273	71,149,902
International Flavors & Fragrances, Inc.(c)	1,204,058	82,297,364
International Paper Co.	2,389,710	80,604,918
Linde PLC(c)	213,919	81,751,285
LyondellBasell Industries N.V., Class A	832,695	75,142,397
Martin Marietta Materials, Inc.	188,883	77,241,814
Mosaic Co. (The)	2,198,037	71,392,242
Newmont Corp.	2,136,733	80,063,385
Nucor Corp.(c)	501,722	74,149,494
Packaging Corp. of America	564,659	86,421,060
PPG Industries, Inc.	609,823	74,867,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Materials-(continued)
Sealed Air Corp.(c)	2,436,836	$75,030,180
Sherwin-Williams Co. (The)	304,855	72,619,510
Steel Dynamics, Inc.	803,896	85,622,963
Vulcan Materials Co.	382,661	75,189,060
WestRock Co.	2,393,867	86,011,641

		2,222,621,258

Real Estate-6.04%
Alexandria Real Estate Equities, Inc.(c)	719,526	67,009,456
American Tower Corp.(c)	457,509	81,523,529
AvalonBay Communities, Inc.(c)	463,090	76,752,537
Boston Properties, Inc.(c)	1,242,964	66,585,581
Camden Property Trust	803,505	68,201,504
CBRE Group, Inc., Class A(b)	970,596	67,301,127
CoStar Group, Inc.(b)(c)	1,002,226	73,573,411
Crown Castle, Inc.	833,873	77,533,512
Digital Realty Trust, Inc.(c)	636,658	79,174,789
Equinix, Inc.(c)	107,263	78,263,375
Equity Residential(c)	1,320,919	73,086,448
Essex Property Trust, Inc.(c)	367,334	78,580,089
Extra Space Storage, Inc.(c)	654,782	67,828,867
Federal Realty Investment Trust	847,829	77,313,527
Healthpeak Properties, Inc.	4,133,651	64,278,273
Host Hotels & Resorts, Inc.(c)	5,156,149	79,817,187
Invitation Homes, Inc.	2,442,603	72,520,883
Iron Mountain, Inc.(c)	1,320,286	77,989,294
Kimco Realty Corp.(c)	4,454,054	79,905,729
Mid-America Apartment Communities, Inc.(c)	600,135	70,905,950
Prologis, Inc.	675,669	68,073,652
Public Storage(c)	302,388	72,183,039
Realty Income Corp.	1,495,958	70,878,490
Regency Centers Corp.(c)	1,291,641	77,834,287
SBA Communications Corp., Class A	381,476	79,587,338
Simon Property Group, Inc.(c)	721,980	79,338,382
UDR, Inc.(c)	2,140,610	68,092,804
Ventas, Inc.(c)	1,952,743	82,913,468
VICI Properties, Inc.(c)	2,653,308	74,027,293
Welltower, Inc.(c)	1,001,861	83,765,598
Weyerhaeuser Co.(c)	2,578,039	73,963,939

		2,308,803,358

Utilities-6.21%
AES Corp. (The)	4,791,910	71,399,459
Alliant Energy Corp.	1,630,975	79,575,270
Ameren Corp.(c)	1,042,136	78,900,117
American Electric Power Co., Inc.	1,064,510	80,413,085
American Water Works Co., Inc.(c)	600,878	70,693,297
Atmos Energy Corp.(c)	724,768	78,028,523
CenterPoint Energy, Inc.	2,925,265	78,631,123
CMS Energy Corp.	1,478,546	80,344,190
Consolidated Edison, Inc.	927,233	81,401,785
Constellation Energy Corp.	761,748	86,016,584

	Shares	Value
Utilities-(continued)
Dominion Energy, Inc.	1,756,313	$70,814,540
DTE Energy Co.	806,093	77,691,243
Duke Energy Corp.	909,224	80,820,921
Edison International	1,185,622	74,765,323
Entergy Corp.	868,637	83,033,011
Evergy, Inc.	1,534,190	75,390,097
Eversource Energy	1,333,084	71,706,588
Exelon Corp.	2,039,364	79,412,834
FirstEnergy Corp.	2,323,269	82,708,376
NextEra Energy, Inc.	1,238,304	72,193,123
NiSource, Inc.	3,068,442	77,202,001
NRG Energy, Inc.	2,094,590	88,768,724
PG&E Corp.(b)(c)	4,879,505	79,535,932
Pinnacle West Capital Corp.	1,080,114	80,122,857
PPL Corp.	3,343,658	82,153,677
Public Service Enterprise Group, Inc.	1,361,372	83,928,584
Sempra(c)	1,161,503	81,340,055
Southern Co. (The)	1,218,270	81,989,571
WEC Energy Group, Inc.	977,376	79,548,633
Xcel Energy, Inc.	1,450,046	85,944,226

		2,374,473,749

Total Common Stocks & Other Equity Interests (Cost $42,029,853,785)		38,203,322,168

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $3,946,259)	3,946,259	3,946,259

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $42,033,800,044)		38,207,268,427

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.43%
Invesco Private Government Fund, 5.32%(d)(e)(f)	577,549,687	577,549,687
Invesco Private Prime Fund, 5.53%(d)(e)(f)	1,499,260,079	1,499,410,005

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,076,921,004)		2,076,959,692

TOTAL INVESTMENTS IN SECURITIES-105.37% (Cost $44,110,721,048)		40,284,228,119
OTHER ASSETS LESS LIABILITIES-(5.37)%		(2,051,558,293)

NET ASSETS-100.00%.		$38,232,669,826

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)
October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2023	Dividend Income

Invesco Ltd.	$67,912,073	$40,417,831	$(17,281,124)	$(21,627,241)	$50,891	$69,472,430	$1,818,981

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	341,216,582	(337,270,323)	-	-	3,946,259	163,775

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	539,713,330	2,501,433,722	(2,463,597,365)	-	-	577,549,687	13,692,384	*

Invesco Private Prime Fund	1,380,240,578	5,019,311,652	(4,900,332,718)	48,167	142,326	1,499,410,005	36,733,422	*

Total	$1,987,865,981	$7,902,379,787	$(7,718,481,530)	$(21,579,074)	$193,217	$2,150,378,381	$52,408,562

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Industrials	15.47

Financials	14.81

Information Technology	12.59

Health Care	12.57

Consumer Discretionary	10.19

Consumer Staples	7.58

Utilities	6.21

Real Estate	6.04

Materials	5.81

Energy	4.74

Communication Services	3.92

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Diversified Telecommunication Services-14.65%
AT&T, Inc.	173,073	$2,665,324
Iridium Communications, Inc.	52,337	1,939,086
Verizon Communications, Inc.	74,507	2,617,431

		7,221,841

Entertainment-29.08%
Electronic Arts, Inc.	20,470	2,533,981
Live Nation Entertainment, Inc.(b)	30,792	2,463,976
Netflix, Inc.(b)	5,628	2,316,992
Take-Two Interactive Software, Inc.(b)(c)	17,456	2,334,740
Walt Disney Co. (The)(b)	30,549	2,492,493
Warner Bros Discovery, Inc.(b)	220,164	2,188,430

		14,330,612

Interactive Media & Services-13.70%
Alphabet, Inc., Class A(b)	9,847	1,221,815
Alphabet, Inc., Class C(b)	8,377	1,049,638
Match Group, Inc.(b)	56,578	1,957,599
Meta Platforms, Inc., Class A(b)	8,366	2,520,425

		6,749,477

Media-37.29%
Charter Communications, Inc., Class A(b)	5,900	2,376,520
Comcast Corp., Class A	55,347	2,285,278
Fox Corp., Class A	53,725	1,632,703
Fox Corp., Class B	27,939	779,777
Interpublic Group of Cos., Inc. (The)	78,497	2,229,315
New York Times Co. (The), Class A(c)	56,336	2,270,904
News Corp., Class A(c)	90,209	1,865,522

	Shares	Value
Media-(continued)
News Corp., Class B(c)	27,353	$586,448
Omnicom Group, Inc.	31,588	2,366,257
Paramount Global, Class B(c)	182,450	1,985,056

		18,377,780

Wireless Telecommunication Services-5.29%
T-Mobile US, Inc.(b)	18,109	2,605,161

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $56,605,169)		49,284,871

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.60%
Invesco Private Government Fund, 5.32%(d)(e)(f)	772,750	772,750
Invesco Private Prime Fund, 5.53%(d)(e)(f)	1,987,935	1,988,134

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,761,068)		2,760,884

TOTAL INVESTMENTS IN SECURITIES-105.61% (Cost $59,366,237)		52,045,755
OTHER ASSETS LESS LIABILITIES-(5.61)%		(2,764,267)

NET ASSETS-100.00%		$49,281,488

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,724,211	$(2,724,211)	$-	$-	$-	$2,633

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	4,241,707	19,286,264	(22,755,221)	-	-	772,750	53,465	*

Invesco Private Prime Fund	10,907,518	43,875,885	(52,795,000)	(21)	(248)	1,988,134	141,114	*

Total	$15,149,225	$65,886,360	$(78,274,432)	$(21)	$(248)	$2,760,884	$197,212

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)–(continued)

October 31, 2023

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Media	37.29

Entertainment	29.08

Diversified Telecommunication Services	14.65

Interactive Media & Services	13.70

Wireless Telecommunication Services	5.29

Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Automobile Components-3.80%
Aptiv PLC(b)	77,547	$6,762,099
BorgWarner, Inc.	194,678	7,183,618

		13,945,717

Automobiles-5.22%
Ford Motor Co.	633,490	6,176,527
General Motors Co.	236,514	6,669,695
Tesla, Inc.(b)	31,363	6,298,945

		19,145,167

Broadline Retail-5.94%
Amazon.com, Inc.(b)	56,373	7,502,683
eBay, Inc.	179,458	7,040,137
Etsy, Inc.(b)(c)	116,106	7,233,404

		21,776,224

Distributors-5.63%
Genuine Parts Co.	51,944	6,693,504
LKQ Corp.	154,410	6,781,687
Pool Corp.(c)	22,642	7,149,664

		20,624,855

Hotels, Restaurants & Leisure-34.12%
Airbnb, Inc., Class A(b)	53,453	6,322,955
Booking Holdings, Inc.(b)	2,480	6,918,109
Caesars Entertainment, Inc.(b)	141,838	5,657,918
Carnival Corp.(b)	509,263	5,836,154
Chipotle Mexican Grill, Inc.(b)	4,007	7,782,395
Darden Restaurants, Inc.(c)	52,137	7,587,498
Domino’s Pizza, Inc.	20,113	6,818,106
Expedia Group, Inc.(b)	70,962	6,761,969
Hilton Worldwide Holdings, Inc.	50,556	7,660,751
Las Vegas Sands Corp.	159,497	7,569,728
Marriott International, Inc., Class A	37,929	7,151,892
McDonald’s Corp.	27,916	7,318,738
MGM Resorts International	178,191	6,222,430
Norwegian Cruise Line Holdings Ltd.(b)(c)	477,986	6,500,609
Royal Caribbean Cruises Ltd.(b)	80,053	6,782,891
Starbucks Corp.	81,804	7,545,601
Wynn Resorts Ltd.	82,266	7,221,309
Yum! Brands, Inc.	61,592	7,444,009

		125,103,062

Household Durables-13.13%
D.R. Horton, Inc.	66,422	6,934,457
Garmin Ltd.	75,833	7,775,158
Lennar Corp., Class A.	65,674	7,006,102
Mohawk Industries, Inc.(b)	82,839	6,658,599
NVR, Inc.(b)	1,236	6,689,998

	Shares	Value
Household Durables-(continued)
PulteGroup, Inc.	96,529	$7,103,569
Whirlpool Corp.(c)	57,088	5,969,121

		48,137,004

Leisure Products-1.37%
Hasbro, Inc.	111,426	5,030,884

Specialty Retail-20.88%
AutoZone, Inc.(b)	2,976	7,371,939
Bath & Body Works, Inc.	213,499	6,330,245
Best Buy Co., Inc.(c)	106,423	7,111,185
CarMax, Inc.(b)(c)	95,975	5,863,113
Home Depot, Inc. (The)	23,702	6,747,722
Lowe’s Cos., Inc.	33,693	6,420,875
O’Reilly Automotive, Inc., Class R(b)	8,131	7,565,408
Ross Stores, Inc.	65,280	7,570,521
TJX Cos., Inc. (The)	85,201	7,503,652
Tractor Supply Co.(c)	35,841	6,901,543
Ulta Beauty, Inc.(b)	18,838	7,183,118

		76,569,321

Textiles, Apparel & Luxury Goods-9.86%
lululemon athletica, inc.(b)	19,342	7,610,690
NIKE, Inc., Class B.	79,788	8,199,813
Ralph Lauren Corp.	66,641	7,499,112
Tapestry, Inc.	244,415	6,736,077
VF Corp.(c)	414,509	6,105,718

		36,151,410

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $451,616,221)		366,483,644

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.33%
Invesco Private Government Fund, 5.32%(d)(e)(f)	10,233,409	10,233,409
Invesco Private Prime Fund, 5.53%(d)(e)(f)	34,971,150	34,974,647

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,207,049)		45,208,056

TOTAL INVESTMENTS IN SECURITIES-112.28% (Cost $496,823,270)		411,691,700
OTHER ASSETS LESS LIABILITIES-(12.28)%		(45,026,814)

NET ASSETS-100.00%		$366,664,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$158,262	$4,178,134	$(4,336,396)	$-	$-	$-	$3,497

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	16,981,695	149,540,307	(156,288,593)	-	-	10,233,409	531,886	*

Invesco Private Prime Fund	43,667,216	292,075,134	(300,775,373)	5,561	2,109	34,974,647	1,421,041	*

Total	$60,807,173	$445,793,575	$(461,400,362)	$5,561	$2,109	$45,208,056	$1,956,424

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Hotels, Restaurants & Leisure	34.12

Specialty Retail	20.88

Household Durables	13.13

Textiles, Apparel & Luxury Goods	9.86

Broadline Retail	5.94

Distributors	5.63

Automobiles	5.22

Automobile Components	3.80

Leisure Products	1.37

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Beverages-18.26%
Brown-Forman Corp., Class B	236,947	$13,306,944
Coca-Cola Co. (The)	261,273	14,759,312
Constellation Brands, Inc., Class A	58,783	13,764,039
Keurig Dr Pepper, Inc.	456,741	13,852,955
Molson Coors Beverage Co., Class B	239,429	13,831,813
Monster Beverage Corp.(b)	270,333	13,814,016
PepsiCo, Inc.	86,443	14,114,413

		97,443,492

Consumer Staples Distribution & Retail-21.88%
Costco Wholesale Corp.	27,645	15,272,204
Dollar General Corp.	119,781	14,258,730
Dollar Tree, Inc.(b)(c)	131,348	14,591,449
Kroger Co. (The)	324,691	14,731,231
Sysco Corp.	217,871	14,486,243
Target Corp.	123,181	13,647,223
Walgreens Boots Alliance, Inc.	692,991	14,608,250
Walmart, Inc.	93,022	15,200,725

		116,796,055

Food Products-36.30%
Archer-Daniels-Midland Co.	193,341	13,837,415
Bunge Ltd.(c)	135,613	14,372,266
Campbell Soup Co.(c)	361,315	14,600,739
Conagra Brands, Inc.	523,670	14,327,611
General Mills, Inc.	230,357	15,028,491
Hershey Co. (The)	72,896	13,657,066
Hormel Foods Corp.(c)	410,541	13,363,109
JM Smucker Co. (The)	107,633	12,252,941
Kellanova	273,257	13,791,281
Kraft Heinz Co. (The)	462,419	14,547,702
Lamb Weston Holdings, Inc.	154,889	13,909,032
McCormick & Co., Inc.	188,791	12,063,745
Mondelez International, Inc., Class A	218,236	14,449,405
Tyson Foods, Inc., Class A	292,789	13,570,770

		193,771,573

	Shares	Value
Household Products-13.30%
Church & Dwight Co., Inc.	159,302	$14,486,924
Clorox Co. (The)	98,491	11,592,391
Colgate-Palmolive Co.	208,164	15,637,280
Kimberly-Clark Corp.	119,524	14,299,851
Procter & Gamble Co. (The)	99,669	14,953,340

		70,969,786

Personal Care Products-4.88%
Estee Lauder Cos., Inc. (The), Class A	98,933	12,749,496
Kenvue, Inc.	715,527	13,308,802

		26,058,298

Tobacco-5.32%
Altria Group, Inc.	345,680	13,885,966
Philip Morris International, Inc.	162,660	14,502,765

		28,388,731

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $640,826,225)		533,427,935

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.68%
Invesco Private Government Fund, 5.32%(d)(e)(f)	4,003,462	4,003,462
Invesco Private Prime Fund, 5.53%(d)(e)(f)	10,297,431	10,298,461

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,301,923)		14,301,923

TOTAL INVESTMENTS IN SECURITIES-102.62% (Cost $655,128,148)		547,729,858
OTHER ASSETS LESS LIABILITIES-(2.62)%		(14,004,209)

NET ASSETS-100.00%.		$533,725,649

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$194,993	$9,590,147	$(9,785,140)	$-	$-	$-	$4,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$10,342,558	$100,602,272	$(106,941,368)	$-	$-	$4,003,462	$205,790	*

Invesco Private Prime Fund	26,595,150	227,398,088	(243,700,588)	-	5,811	10,298,461	556,989	*

Total	$37,132,701	$337,590,507	$(360,427,096)	$-	$5,811	$14,301,923	$767,462

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Food Products	36.30

Consumer Staples Distribution & Retail	21.88

Beverages	18.26

Household Products	13.30

Tobacco	5.32

Personal Care Products	4.88

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500® Equal Weight Energy ETF (RSPG)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Energy Equipment & Services-12.80%
Baker Hughes Co., Class A	758,355	$26,102,579
Halliburton Co.	678,809	26,704,346
Schlumberger N.V.	465,698	25,920,751

		78,727,676

Oil, Gas & Consumable Fuels-87.05%
APA Corp.	633,106	25,146,970
Chevron Corp.	167,579	24,421,288
ConocoPhillips	228,331	27,125,723
Coterra Energy, Inc.	993,668	27,325,870
Devon Energy Corp.	532,107	24,780,223
Diamondback Energy, Inc.	179,585	28,791,067
EOG Resources, Inc.	211,118	26,653,647
EQT Corp.(b)	659,631	27,955,162
Exxon Mobil Corp.	242,373	25,655,182
Hess Corp.	174,562	25,206,753
Kinder Morgan, Inc.	1,667,903	27,020,029
Marathon Oil Corp.	1,026,024	28,020,715
Marathon Petroleum Corp.	180,417	27,288,071
Occidental Petroleum Corp.	429,239	26,531,263
ONEOK, Inc.	432,618	28,206,694
Phillips 66.	229,246	26,150,091
Pioneer Natural Resources Co.	117,329	28,041,631
Targa Resources Corp.	328,381	27,455,935
Valero Energy Corp.	197,246	25,050,242
Williams Cos., Inc. (The)	828,525	28,501,260

		535,327,816

Total Common Stocks & Other Equity Interests (Cost $553,018,565)		614,055,492

	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(c)(d) (Cost $403,500)	403,500	$403,500

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $553,422,065)		614,458,992

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.02%
Invesco Private Government Fund, 5.32%(c)(d)(e)	31,792	31,792
Invesco Private Prime Fund, 5.53%(c)(d)(e)	81,880	81,888

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $113,688)		113,680

TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $553,535,753)		614,572,672
OTHER ASSETS LESS LIABILITIES-0.06%		387,965

NET ASSETS-100.00%		$614,960,637

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$269,112	$7,603,367	$(7,468,979)	$-	$-	$403,500	$4,326

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,524,900	46,625,857	(49,118,965)	-	-	31,792	151,157	*

Invesco Private Prime Fund	6,644,893	106,305,233	(112,870,046)	(8)	1,816	81,888	403,283	*

Total	$9,438,905	$160,534,457	$(169,457,990)	$(8)	$1,816	$517,180	$558,766

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500® Equal Weight Energy ETF (RSPG)–(continued)

October 31, 2023

(Unaudited)

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Oil, Gas & Consumable Fuels	87.05

Energy Equipment & Services	12.80

Money Market Funds Plus Other Assets Less Liabilities	0.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500® Equal Weight Financials ETF (RSPF)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Banks-19.96%
Bank of America Corp.	118,775	$3,128,534
Citigroup, Inc.	83,286	3,288,964
Citizens Financial Group, Inc.	123,056	2,883,202
Comerica, Inc.(b)	72,087	2,840,228
Fifth Third Bancorp	127,538	3,023,926
Huntington Bancshares, Inc.(b)	309,856	2,990,110
JPMorgan Chase & Co.	23,510	3,269,301
KeyCorp	299,401	3,059,878
M&T Bank Corp.	27,766	3,130,617
PNC Financial Services Group, Inc. (The)	28,901	3,308,297
Regions Financial Corp.(b)	187,969	2,731,190
Truist Financial Corp.	113,109	3,207,771
U.S. Bancorp	93,270	2,973,448
Wells Fargo & Co.	82,150	3,267,105
Zions Bancorporation N.A.(b)	96,444	2,975,297

		46,077,868

Capital Markets-29.32%
Ameriprise Financial, Inc.	9,759	3,069,889
Bank of New York Mellon Corp. (The)	75,219	3,196,807
BlackRock, Inc.	4,889	2,993,437
Blackstone, Inc., Class A	29,895	2,760,803
Cboe Global Markets, Inc.	22,090	3,620,330
Charles Schwab Corp. (The)	56,760	2,953,791
CME Group, Inc., Class A	16,436	3,508,429
FactSet Research Systems, Inc.(b)	7,875	3,401,134
Franklin Resources, Inc.(b)	129,901	2,960,444
Goldman Sachs Group, Inc. (The)	10,391	3,154,812
Intercontinental Exchange, Inc.	29,292	3,147,132
Invesco Ltd.(c)	218,004	2,827,512
MarketAxess Holdings, Inc.	14,858	3,175,897
Moody’s Corp.	9,919	3,055,052
Morgan Stanley	39,662	2,808,863
MSCI, Inc.	6,306	2,973,594
Nasdaq, Inc.	65,498	3,248,701
Northern Trust Corp.	44,103	2,906,829
Raymond James Financial, Inc.(b)	31,673	3,022,871
S&P Global, Inc.	8,633	3,015,593
State Street Corp.	48,003	3,102,434
T. Rowe Price Group, Inc.(b)	30,834	2,790,477

		67,694,831

Consumer Finance-5.48%
American Express Co.	21,390	3,123,582
Capital One Financial Corp.	33,714	3,414,891
Discover Financial Services	37,729	3,096,796
Synchrony Financial	107,669	3,020,116

		12,655,385

Financial Services-11.79%
Berkshire Hathaway, Inc., Class B(d)	9,271	3,164,470
Fidelity National Information Services, Inc.	61,089	3,000,081
Fiserv, Inc.(d)	27,707	3,151,671
FleetCor Technologies, Inc.(d)	12,378	2,787,154
Global Payments, Inc.(b)	26,758	2,842,235
Jack Henry & Associates, Inc.(b)	22,238	3,135,336
Mastercard, Inc., Class A	8,129	3,059,349

	Shares	Value
Financial Services-(continued)
PayPal Holdings, Inc.(d)	55,242	$2,861,536
Visa, Inc., Class A(b)	13,625	3,203,237

		27,205,069

Insurance-33.36%
Aflac, Inc.	45,162	3,527,604
Allstate Corp. (The)	31,828	4,078,122
American International Group, Inc.	56,665	3,474,131
Aon PLC, Class A.	10,092	3,122,465
Arch Capital Group Ltd.(d)	43,740	3,791,383
Arthur J. Gallagher & Co.	14,806	3,486,665
Assurant, Inc.	24,435	3,638,371
Brown & Brown, Inc.	46,055	3,197,138
Chubb Ltd.	16,524	3,546,381
Cincinnati Financial Corp.	32,070	3,196,417
Everest Group Ltd.	9,106	3,602,516
Globe Life, Inc.	30,858	3,590,637
Hartford Financial Services Group, Inc. (The)	47,112	3,460,376
Loews Corp.	54,142	3,465,629
Marsh & McLennan Cos., Inc.	17,295	3,279,997
MetLife, Inc.	53,200	3,192,532
Principal Financial Group, Inc.(b)	44,675	3,023,604
Progressive Corp. (The)	24,904	3,937,073
Prudential Financial, Inc.	35,418	3,238,622
Travelers Cos., Inc. (The)	21,147	3,540,854
W.R. Berkley Corp.	54,575	3,679,446
Willis Towers Watson PLC	16,657	3,929,220

		76,999,183

Total Common Stocks & Other Equity Interests (Cost $265,699,795)		230,632,336

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(c)(e) (Cost $33,095)	33,095	33,095

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $265,732,890)		230,665,431

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.28%
Invesco Private Government Fund, 5.32%(c)(e)(f)	3,412,966	3,412,966
Invesco Private Prime Fund, 5.53%(c)(e)(f)	8,779,281	8,780,159

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,192,816)		12,193,125

TOTAL INVESTMENTS IN SECURITIES-105.20% (Cost $277,925,706)		242,858,556
OTHER ASSETS LESS LIABILITIES-(5.20)%		(12,007,656)

NET ASSETS-100.00%		$230,850,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500® Equal Weight Financials ETF (RSPF)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Invesco Ltd.	$4,495,323	$325,400	$(1,028,926)	$(835,082)	$(129,203)	$2,827,512	$97,660

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	149,370	2,171,969	(2,288,244)	-	-	33,095	1,745

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,782,109	46,013,438	(46,382,581)	-	-	3,412,966	88,711	*

Invesco Private Prime Fund	9,725,423	91,660,788	(92,606,373)	309	12	8,780,159	239,022	*

Total	$18,152,225	$140,171,595	$(142,306,124)	$(834,773)	$(129,191)	$15,053,732	$427,138

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Non-income producing security.
(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Insurance	33.36

Capital Markets	29.32

Banks	19.96

Financial Services	11.79

Consumer Finance	5.48

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Biotechnology-12.80%
AbbVie, Inc.	97,709	$13,794,557
Amgen, Inc.	56,134	14,353,464
Biogen, Inc.(b)	56,231	13,357,112
Gilead Sciences, Inc.	191,618	15,049,678
Incyte Corp.(b)	227,614	12,275,223
Moderna, Inc.(b)(c)	135,292	10,276,780
Regeneron Pharmaceuticals, Inc.(b)	17,543	13,681,610
Vertex Pharmaceuticals, Inc.(b)	42,446	15,370,121

		108,158,545

Health Care Equipment & Supplies-30.34%
Abbott Laboratories	144,565	13,668,621
Align Technology, Inc.(b)	43,841	8,092,610
Baxter International, Inc.	376,596	12,213,008
Becton, Dickinson and Co.	54,613	13,805,074
Boston Scientific Corp.(b)	270,329	13,838,142
Cooper Cos., Inc. (The)	41,592	12,966,306
DENTSPLY SIRONA, Inc.	404,545	12,302,213
DexCom, Inc.(b)	139,569	12,397,914
Edwards Lifesciences Corp.(b)	196,631	12,529,327
GE HealthCare Technologies, Inc.	224,388	14,937,509
Hologic, Inc.(b)	201,621	13,341,262
IDEXX Laboratories, Inc.(b)	31,283	12,496,620
Insulet Corp.(b)	84,694	11,227,884
Intuitive Surgical, Inc.(b)	48,825	12,802,892
Medtronic PLC	182,134	12,851,375
ResMed, Inc.	98,424	13,899,437
STERIS PLC(c)	65,370	13,726,393
Stryker Corp.	50,306	13,593,687
Teleflex, Inc.(c)	70,433	13,012,497
Zimmer Biomet Holdings, Inc.	120,725	12,604,897

		256,307,668

Health Care Providers & Services-27.76%
Cardinal Health, Inc.	164,021	14,925,911
Cencora, Inc.(c)	81,945	15,172,117
Centene Corp.(b)	222,657	15,358,880
Cigna Group (The)	51,724	15,993,061
CVS Health Corp.	221,186	15,264,046
DaVita, Inc.(b)	152,418	11,771,242
Elevance Health, Inc.	32,445	14,603,170
HCA Healthcare, Inc.	53,236	12,038,789
Henry Schein, Inc.(b)	197,104	12,807,818
Humana, Inc.	31,152	16,313,991
Laboratory Corp. of America Holdings	71,617	14,304,063
McKesson Corp.	34,628	15,768,206
Molina Healthcare, Inc.(b)(c)	45,433	15,126,917
Quest Diagnostics, Inc.	114,640	14,914,664
UnitedHealth Group, Inc.	30,298	16,226,397
Universal Health Services, Inc., Class B	110,766	13,944,332

		234,533,604

	Shares	Value
Life Sciences Tools & Services-17.09%
Agilent Technologies, Inc.	127,744	$13,204,897
Bio-Rad Laboratories, Inc., Class A(b)	40,701	11,204,171
Bio-Techne Corp.	202,785	11,078,145
Charles River Laboratories International, Inc.(b)	72,912	12,275,464
Danaher Corp.	66,425	12,754,929
Illumina, Inc.(b)	91,955	10,061,716
IQVIA Holdings, Inc.(b)(c)	68,187	12,330,255
Mettler-Toledo International, Inc.(b)	12,876	12,685,435
Revvity, Inc.	136,330	11,294,941
Thermo Fisher Scientific, Inc.	28,119	12,506,488
Waters Corp.(b)(c)	55,242	13,176,874
West Pharmaceutical Services, Inc.	37,049	11,792,326

		144,365,641

Pharmaceuticals-12.04%
Bristol-Myers Squibb Co.	239,463	12,339,528
Catalent, Inc.(b)	300,389	10,330,378
Eli Lilly and Co.	24,830	13,754,082
Johnson & Johnson.	90,719	13,457,256
Merck & Co., Inc.	133,561	13,716,715
Pfizer, Inc.	425,224	12,994,845
Viatris, Inc.	1,440,494	12,820,397
Zoetis, Inc.	78,378	12,305,346

		101,718,547

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $855,346,276)		845,084,005

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.90%
Invesco Private Government Fund, 5.32%(d)(e)(f)	2,126,427	2,126,427
Invesco Private Prime Fund, 5.53%(d)(e)(f)	5,470,812	5,471,359

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,597,786)		7,597,786

TOTAL INVESTMENTS IN SECURITIES-100.93% (Cost $862,944,062)		852,681,791
OTHER ASSETS LESS LIABILITIES-(0.93)%		(7,848,484)

NET ASSETS-100.00%.		$844,833,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$924	$4,160,254	$(4,161,178)	$-	$-	$-	$5,274

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	12,963,050	122,429,539	(133,266,162)	-	-	2,126,427	183,167	*

Invesco Private Prime Fund	26,010,926	245,118,541	(265,656,799)	-	(1,309)	5,471,359	474,170	*

Total	$38,974,900	$371,708,334	$(403,084,139)	$-	$(1,309)	$7,597,786	$662,611

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Health Care Equipment & Supplies	30.34

Health Care Providers & Services	27.76

Life Sciences Tools & Services	17.09

Biotechnology	12.80

Pharmaceuticals	12.04

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Aerospace & Defense-15.54%
Axon Enterprise, Inc.(b)	34,157	$6,984,765
Boeing Co. (The)(b)	34,716	6,485,643
General Dynamics Corp.	33,658	8,122,012
Howmet Aerospace, Inc.	153,910	6,787,431
Huntington Ingalls Industries, Inc.	34,787	7,646,878
L3Harris Technologies, Inc.	43,666	7,834,117
Lockheed Martin Corp.	17,335	7,881,184
Northrop Grumman Corp.	17,350	8,179,311
RTX Corp.(c)	87,848	7,149,949
Textron, Inc.	97,009	7,372,684
TransDigm Group, Inc.(b)	8,411	6,965,065

		81,409,039

Air Freight & Logistics-5.21%
C.H. Robinson Worldwide, Inc.	84,958	6,952,113
Expeditors International of Washington, Inc.	63,921	6,983,369
FedEx Corp.	28,954	6,951,856
United Parcel Service, Inc., Class B	45,540	6,432,525

		27,319,863

Building Products-7.59%
A.O. Smith Corp.	104,488	7,289,083
Allegion PLC	67,840	6,672,742
Carrier Global Corp.	125,020	5,958,453
Johnson Controls International PLC	127,876	6,268,482
Masco Corp.	130,421	6,793,630
Trane Technologies PLC	35,611	6,777,129

		39,759,519

Commercial Services & Supplies-8.31%
Cintas Corp.	14,815	7,512,983
Copart, Inc.(b)	164,105	7,141,850
Republic Services, Inc.	50,158	7,447,961
Rollins, Inc.	203,092	7,638,290
Veralto Corp.(b)	88,676	6,118,644
Waste Management, Inc.	46,876	7,703,133

		43,562,861

Construction & Engineering-1.13%
Quanta Services, Inc.	35,514	5,935,100

Electrical Equipment-7.12%
AMETEK, Inc.	47,649	6,707,550
Eaton Corp. PLC	31,057	6,457,061
Emerson Electric Co.	74,116	6,594,100
Generac Holdings, Inc.(b)(c)	63,670	5,352,737
Hubbell, Inc.	21,082	5,694,248
Rockwell Automation, Inc.	24,707	6,493,247

		37,298,943

Ground Transportation-6.69%
CSX Corp.	244,867	7,309,280
J.B. Hunt Transport Services, Inc.	39,721	6,826,848
Norfolk Southern Corp.	37,489	7,152,527
Old Dominion Freight Line, Inc.	17,411	6,558,027
Union Pacific Corp.	34,628	7,189,119

		35,035,801

Industrial Conglomerates-3.95%
3M Co.	69,026	6,277,915

	Shares	Value
Industrial Conglomerates-(continued)
General Electric Co.	65,645	$7,131,016
Honeywell International, Inc.	39,744	7,283,485

		20,692,416

Machinery-21.80%
Caterpillar, Inc.	25,982	5,873,231
Cummins, Inc.	31,224	6,753,751
Deere & Co.	18,349	6,703,991
Dover Corp.	51,608	6,706,460
Fortive Corp.(c)	94,559	6,172,812
IDEX Corp.	33,937	6,495,881
Illinois Tool Works, Inc.	30,753	6,892,362
Ingersoll Rand, Inc.	105,645	6,410,539
Nordson Corp.	31,503	6,697,223
Otis Worldwide Corp.	88,671	6,846,288
PACCAR, Inc.	86,780	7,161,953
Parker-Hannifin Corp.	17,919	6,610,498
Pentair PLC	107,720	6,260,686
Snap-on, Inc.	28,234	7,282,678
Stanley Black & Decker, Inc.	80,597	6,854,775
Wabtec Corp.	68,819	7,296,190
Xylem, Inc.	77,020	7,204,451

		114,223,769

Passenger Airlines-5.39%
Alaska Air Group, Inc.(b)	184,214	5,826,689
American Airlines Group, Inc.(b)(c)	524,586	5,849,134
Delta Air Lines, Inc.	179,663	5,614,469
Southwest Airlines Co.(c)	248,345	5,520,709
United Airlines Holdings, Inc.(b)	154,587	5,412,091

		28,223,092

Professional Services-13.03%
Automatic Data Processing, Inc.	29,406	6,416,977
Broadridge Financial Solutions, Inc.	39,069	6,666,734
Ceridian HCM Holding, Inc.(b)(c)	100,307	6,420,651
Equifax, Inc.	37,312	6,326,996
Jacobs Solutions, Inc.	56,098	7,477,864
Leidos Holdings, Inc.	76,551	7,587,735
Paychex, Inc.	60,839	6,756,171
Paycom Software, Inc.	25,796	6,319,246
Robert Half, Inc.	100,191	7,491,281
Verisk Analytics, Inc.	30,010	6,823,074

		68,286,729

Trading Companies & Distributors-4.21%
Fastenal Co.	134,536	7,848,830
United Rentals, Inc.(c)	15,814	6,424,754
W.W. Grainger, Inc.	10,633	7,760,282

		22,033,866

Total Common Stocks & Other Equity Interests (Cost $537,216,860)		523,780,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $70,193)	70,193	$70,193

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $537,287,053)		523,851,191

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.53%
Invesco Private Government Fund, 5.32%(d)(e)(f)	8,106,792	8,106,792

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.53%(d)(e)(f)	20,850,377	$20,852,462

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,959,549)		28,959,254

TOTAL INVESTMENTS IN SECURITIES-105.51% (Cost $566,246,602)		552,810,445
OTHER ASSETS LESS LIABILITIES-(5.51)%		(28,876,072)

NET ASSETS-100.00%		$523,934,373

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$3,009,198	$(2,939,005)	$-	$-	$70,193	$2,180

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,724,792	99,114,076	(96,732,076)	-	-	8,106,792	171,753	*

Invesco Private Prime Fund	14,720,894	193,743,782	(187,612,014)	(295)	95	20,852,462	470,599	*

Total	$20,445,686	$295,867,056	$(287,283,095)	$(295)	$95	$29,029,447	$644,532

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)–(continued)

October 31, 2023

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Machinery	21.80

Aerospace & Defense	15.54

Professional Services	13.03

Commercial Services & Supplies	8.31

Building Products	7.59

Electrical Equipment	7.12

Ground Transportation	6.69

Passenger Airlines	5.39

Air Freight & Logistics	5.21

Trading Companies & Distributors	4.21

Industrial Conglomerates	3.95

Construction & Engineering	1.13

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Equal Weight Materials ETF (RSPM)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Chemicals-53.78%
Air Products and Chemicals, Inc.	32,997	$9,319,673
Albemarle Corp.(b)	53,407	6,770,939
Celanese Corp.(b)	79,096	9,057,283
CF Industries Holdings, Inc.	117,640	9,385,319
Corteva, Inc.	198,682	9,564,551
Dow, Inc.	183,403	8,865,701
DuPont de Nemours, Inc.(b)	130,627	9,520,096
Eastman Chemical Co.	123,867	9,256,581
Ecolab, Inc.	54,113	9,076,915
FMC Corp.	130,539	6,944,675
International Flavors & Fragrances, Inc.	143,326	9,796,332
Linde PLC	25,473	9,734,762
LyondellBasell Industries N.V., Class A	99,117	8,944,318
Mosaic Co. (The)	261,643	8,498,165
PPG Industries, Inc.	72,593	8,912,242
Sherwin-Williams Co. (The)	36,288	8,644,164

		142,291,716

Construction Materials-6.86%
Martin Marietta Materials, Inc.	22,487	9,195,834
Vulcan Materials Co.	45,551	8,950,316

		18,146,150

Containers & Packaging-25.36%
Amcor PLC	1,064,949	9,467,396
Avery Dennison Corp.	54,402	9,469,756
Ball Corp.	189,113	9,105,791
International Paper Co.	284,467	9,595,072
Packaging Corp. of America	67,214	10,287,103
Sealed Air Corp.	290,068	8,931,194
WestRock Co.	284,954	10,238,397

		67,094,709

	Shares	Value
Metals & Mining-13.99%
Freeport-McMoRan, Inc.	250,719	$8,469,288
Newmont Corp.	254,345	9,530,307
Nucor Corp.	59,719	8,825,871
Steel Dynamics, Inc.	95,692	10,192,155

		37,017,621

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $332,352,448)		264,550,196

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.43%
Invesco Private Government Fund, 5.32%(c)(d)(e)	6,982,687	6,982,687
Invesco Private Prime Fund, 5.53%(c)(d)(e)	17,960,196	17,961,992

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,944,376)		24,944,679

TOTAL INVESTMENTS IN SECURITIES-109.42% (Cost $357,296,824)		289,494,875
OTHER ASSETS LESS LIABILITIES-(9.42)%		(24,932,450)

NET ASSETS-100.00%		$264,562,425

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$3,227,916	$(3,227,916)	$-	$-	$-	$2,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Equal Weight Materials ETF (RSPM)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$3,243,583	$51,836,582	$(48,097,478)	$-	$-	$6,982,687	$130,519	*

Invesco Private Prime Fund	8,340,653	127,991,145	(118,373,246)	987	2,453	17,961,992	349,852	*

Total	$11,584,236	$183,055,643	$(169,698,640)	$987	$2,453	$24,944,679	$483,258

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Chemicals	53.78

Containers & Packaging	25.36

Metals & Mining	13.99

Construction Materials	6.86

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Health Care REITs-9.99%
Healthpeak Properties, Inc.	139,318	$2,166,396
Ventas, Inc.(b)	65,817	2,794,590
Welltower, Inc.(b)	33,765	2,823,091

		7,784,077

Hotel & Resort REITs-3.45%
Host Hotels & Resorts, Inc.	173,781	2,690,130

Industrial REITs-2.95%
Prologis, Inc.	22,769	2,293,977

Office REITs-5.78%
Alexandria Real Estate Equities, Inc.(b)	24,254	2,258,775
Boston Properties, Inc.(b)	41,892	2,244,154

		4,502,929

Real Estate Management & Development-6.10%
CBRE Group, Inc., Class A(c)	32,725	2,269,151
CoStar Group, Inc.(c)	33,777	2,479,569

		4,748,720

Residential REITs-21.98%
AvalonBay Communities, Inc.(b)	15,558	2,578,583
Camden Property Trust	27,085	2,298,975
Equity Residential	44,518	2,463,181
Essex Property Trust, Inc.(b)	12,382	2,648,757
Invitation Homes, Inc.	82,326	2,444,259
Mid-America Apartment Communities, Inc.	20,222	2,389,229
UDR, Inc.	72,147	2,294,996

		17,117,980

Retail REITs-16.67%
Federal Realty Investment Trust(b)	28,575	2,605,754
Kimco Realty Corp.	150,114	2,693,045
Realty Income Corp.	50,418	2,388,805
Regency Centers Corp.	43,535	2,623,419
Simon Property Group, Inc.	24,334	2,674,064

		12,985,087

Specialized REITs-32.97%
American Tower Corp.	15,415	2,746,799

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Shares	Value
Specialized REITs-(continued)
Crown Castle, Inc.	28,103	$2,613,017
Digital Realty Trust, Inc.(b)	21,460	2,668,766
Equinix, Inc.	3,617	2,639,108
Extra Space Storage, Inc.(b)	22,068	2,286,024
Iron Mountain, Inc.	44,497	2,628,438
Public Storage	10,192	2,432,932
SBA Communications Corp., Class A	12,855	2,681,939
VICI Properties, Inc.	89,426	2,494,985
Weyerhaeuser Co.(b)	86,890	2,492,874

		25,684,882

Total Common Stocks & Other Equity Interests (Cost $107,863,126)		77,807,782

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $86,288)	86,288	86,288

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $107,949,414)		77,894,070

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.33%
Invesco Private Government Fund, 5.32%(d)(e)(f)	2,210,529	2,210,529
Invesco Private Prime Fund, 5.53%(d)(e)(f)	6,610,521	6,611,182

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,822,015)		8,821,711

TOTAL INVESTMENTS IN SECURITIES-111.33% (Cost $116,771,429)		86,715,781
OTHER ASSETS LESS LIABILITIES-(11.33)%		(8,822,310)

NET ASSETS-100.00%		$77,893,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,637,050	$(1,550,762)	$-	$-	$86,288	$863

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,274,652	28,439,617	(28,503,740)	-	-	2,210,529	40,197	*

Invesco Private Prime Fund	5,849,106	67,283,820	(66,522,370)	(304)	930	6,611,182	108,268	*

Total	$8,123,758	$97,360,487	$(96,576,872)	$(304)	$930	$8,907,999	$149,328

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Specialized REITs	32.97

Residential REITs	21.98

Retail REITs	16.67

Health Care REITs	9.99

Real Estate Management & Development	6.10

Office REITs	5.78

Hotel & Resort REITs	3.45

Industrial REITs	2.95

Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Equal Weight Technology ETF (RSPT)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communications Equipment-8.25%
Arista Networks, Inc.(b)	251,861	$50,465,389
Cisco Systems, Inc.	872,977	45,508,291
F5, Inc.(b)	308,068	46,700,028
Juniper Networks, Inc.	1,702,249	45,824,543
Motorola Solutions, Inc.	175,074	48,751,106

		237,249,357

Electronic Equipment, Instruments & Components-12.44%
Amphenol Corp., Class A	575,916	46,390,034
CDW Corp.	232,688	46,630,675
Corning, Inc.	1,577,436	42,212,187
Keysight Technologies, Inc.(b)	373,897	45,634,129
TE Connectivity Ltd.	386,893	45,595,340
Teledyne Technologies, Inc.(b)	120,578	45,167,313
Trimble, Inc.(b)	970,354	45,732,784
Zebra Technologies Corp., Class A(b)	193,021	40,424,388

		357,786,850

IT Services-11.20%
Accenture PLC, Class A	152,038	45,168,969
Akamai Technologies, Inc.(b)	472,445	48,817,742
Cognizant Technology Solutions Corp., Class A	693,635	44,718,649
EPAM Systems, Inc.(b)	186,482	40,572,889
Gartner, Inc.(b)	139,728	46,395,285
International Business Machines Corp.	335,077	48,465,537
VeriSign, Inc.(b)	239,560	47,830,550

		321,969,621

Semiconductors & Semiconductor Equipment-31.02%
Advanced Micro Devices, Inc.(b)	466,433	45,943,650
Analog Devices, Inc.	278,658	43,841,263
Applied Materials, Inc.	335,417	44,392,440
Broadcom, Inc.	57,657	48,510,870
Enphase Energy, Inc.(b)(c)	411,464	32,744,305
First Solar, Inc.(b)	270,095	38,475,033
Intel Corp.	1,301,881	47,518,656
KLA Corp.	99,416	46,695,695
Lam Research Corp.	73,983	43,518,280
Microchip Technology, Inc.	627,731	44,750,943
Micron Technology, Inc.	704,960	47,140,675
Monolithic Power Systems, Inc.	98,794	43,641,262
NVIDIA Corp.	108,584	44,280,555
NXP Semiconductors N.V. (China)	243,634	42,009,811
ON Semiconductor Corp.(b)	505,159	31,643,160
Qorvo, Inc.(b)	497,980	43,533,412
QUALCOMM, Inc.	465,925	50,781,166
Skyworks Solutions, Inc.	497,781	43,177,524
SolarEdge Technologies, Inc.(b)(c)	332,447	25,249,350
Teradyne, Inc.(c)	496,023	41,303,835
Texas Instruments, Inc.	300,346	42,652,135

		891,804,020

Software-27.40%
Adobe, Inc.(b)	88,305	46,983,558

	Shares	Value
Software-(continued)
ANSYS, Inc.(b)	157,341	$43,781,707
Autodesk, Inc.(b)	225,761	44,617,146
Cadence Design Systems, Inc.(b)	207,841	49,850,664
Fair Isaac Corp.(b)	54,998	46,521,158
Fortinet, Inc.(b)	772,354	44,155,478
Gen Digital, Inc.	2,475,445	41,240,914
Intuit, Inc.	89,837	44,464,823
Microsoft Corp.	147,947	50,022,360
Oracle Corp.	391,733	40,505,192
Palo Alto Networks, Inc.(b)(c)	198,933	48,344,698
PTC, Inc.(b)	344,365	48,355,733
Roper Technologies, Inc.	100,603	49,151,608
Salesforce, Inc.(b)	220,158	44,214,331
ServiceNow, Inc.(b)	82,470	47,985,170
Synopsys, Inc.(b)	107,776	50,594,366
Tyler Technologies, Inc.(b)	126,098	47,021,944

		787,810,850

Technology Hardware, Storage & Peripherals-9.68%
Apple, Inc.	277,646	47,413,607
Hewlett Packard Enterprise Co.	2,852,584	43,872,742
HP, Inc.	1,680,285	44,241,904
NetApp, Inc.	625,671	45,536,335
Seagate Technology Holdings PLC(c)	756,535	51,633,514
Western Digital Corp.(b)	1,138,092	45,694,394

		278,392,496

Total Common Stocks & Other Equity Interests (Cost $2,877,814,386)		2,875,013,194

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $767,974)	767,974	767,974

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $2,878,582,360)		2,875,781,168

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.05%
Invesco Private Government Fund, 5.32%(d)(e)(f)	33,941,400	33,941,400
Invesco Private Prime Fund, 5.53%(d)(e)(f)	111,401,154	111,412,294

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $145,352,588)		145,353,694

TOTAL INVESTMENTS IN SECURITIES-105.07% (Cost $3,023,934,948)		3,021,134,862
OTHER ASSETS LESS LIABILITIES-(5.07)%		(145,780,339)

NET ASSETS-100.00%		$2,875,354,523

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Equal Weight Technology ETF (RSPT)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,549,245	$7,986,780	$(8,768,051)	$-	$-	$767,974	$8,092

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	29,707,142	304,798,627	(300,564,369)	-	-	33,941,400	839,244	*

Invesco Private Prime Fund	76,389,794	570,730,583	(535,719,082)	4,340	6,659	111,412,294	2,236,670	*

Total	$107,646,181	$883,515,990	$(845,051,502)	$4,340	$6,659	$146,121,668	$3,084,006

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Semiconductors & Semiconductor Equipment	31.02

Software	27.40

Electronic Equipment, Instruments & Components	12.44

IT Services	11.20

Technology Hardware, Storage & Peripherals	9.68

Communications Equipment	8.25

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Electric Utilities-57.40%
Alliant Energy Corp.	180,611	$8,812,011
American Electric Power Co., Inc.	118,137	8,924,069
Constellation Energy Corp.	84,532	9,545,353
Duke Energy Corp.	100,880	8,967,223
Edison International	131,567	8,296,615
Entergy Corp.	96,401	9,214,972
Evergy, Inc.	169,737	8,340,876
Eversource Energy	147,480	7,932,949
Exelon Corp.	225,618	8,785,565
FirstEnergy Corp.	257,779	9,176,932
NextEra Energy, Inc.	136,980	7,985,934
NRG Energy, Inc.	232,391	9,848,731
PG&E Corp.(b)(c)	541,508	8,826,580
Pinnacle West Capital Corp.	119,839	8,889,657
PPL Corp.	371,029	9,116,183
Southern Co. (The)	134,889	9,078,030
Xcel Energy, Inc.	160,901	9,536,602

		151,278,282

Gas Utilities-3.28%
Atmos Energy Corp.(c)	80,411	8,657,048

Independent Power and Renewable Electricity Producers-3.00%
AES Corp. (The)	530,107	7,898,595

Multi-Utilities-33.21%
Ameren Corp.	115,318	8,730,726
CenterPoint Energy, Inc.	324,591	8,725,006
CMS Energy Corp.	164,096	8,916,977
Consolidated Edison, Inc.	102,810	9,025,690
Dominion Energy, Inc.	194,895	7,858,166

	Shares	Value
Multi-Utilities-(continued)
DTE Energy Co.	89,173	$8,594,494
NiSource, Inc.	339,408	8,539,505
Public Service Enterprise Group, Inc.	150,613	9,285,291
Sempra.	128,890	9,026,167
WEC Energy Group, Inc.	108,451	8,826,827

		87,528,849

Water Utilities-2.98%
American Water Works Co., Inc.	66,680	7,844,902

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $312,503,451)		263,207,676

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.44%
Invesco Private Government Fund, 5.32%(d)(e)(f)	4,012,836	4,012,836
Invesco Private Prime Fund, 5.53%(d)(e)(f)	10,318,710	10,319,742

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,332,578)		14,332,578

TOTAL INVESTMENTS IN SECURITIES-105.31% (Cost $326,836,029)		277,540,254
OTHER ASSETS LESS LIABILITIES-(5.31)%		(13,993,563)

NET ASSETS-100.00%.		$263,546,691

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$5,596,430	$(5,596,430)	$-	$-	$-	$3,201

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,960,965	66,009,254	(67,957,383)	-	-	4,012,836	57,758	*

Invesco Private Prime Fund	15,328,610	155,780,358	(160,790,360)	-	1,134	10,319,742	159,858	*

Total	$21,289,575	$227,386,042	$(234,344,173)	$-	$1,134	$14,332,578	$220,817

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)–(continued)

October 31, 2023

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Electric Utilities	57.40

Multi-Utilities	33.21

Gas Utilities	3.28

Independent Power and Renewable Electricity Producers	3.00

Water Utilities	2.98

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P MidCap 400® GARP ETF (GRPM)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-0.94%
TEGNA, Inc.	128,697	$1,867,392

Consumer Discretionary-26.87%
AutoNation, Inc.(b)	27,219	3,540,648
Brunswick Corp.(c)	48,005	3,334,907
Capri Holdings Ltd.(b)	55,285	2,829,486
Crocs, Inc.(b)(c)	40,954	3,658,011
Deckers Outdoor Corp.(b)	5,984	3,572,807
Dick’s Sporting Goods, Inc.(c)	20,831	2,227,875
Grand Canyon Education, Inc.(b)	23,598	2,792,351
KB Home	55,737	2,463,575
Light & Wonder, Inc.(b)	42,270	3,090,360
Lithia Motors, Inc., Class A	13,222	3,202,501
Murphy USA, Inc.	16,416	5,953,919
Taylor Morrison Home Corp., Class A(b)(c)	63,485	2,432,745
Thor Industries, Inc.	46,761	4,111,695
Toll Brothers, Inc.	41,288	2,919,475
TopBuild Corp.(b)	15,613	3,571,630
Williams-Sonoma, Inc.	23,911	3,592,389

		53,294,374

Consumer Staples-1.65%
Coca-Cola Consolidated, Inc.	5,158	3,282,603

Energy-18.85%
Antero Resources Corp.(b)	205,134	6,039,145
Chord Energy Corp.(c)	38,216	6,317,869
HF Sinclair Corp.	69,318	3,838,831
Matador Resources Co.	112,703	6,952,648
PBF Energy, Inc., Class A	101,247	4,812,270
Range Resources Corp.(c)	127,615	4,573,722
Southwestern Energy Co.(b)	682,146	4,863,701

		37,398,186

Financials-4.09%
Affiliated Managers Group, Inc.	24,242	2,975,948
East West Bancorp, Inc.	40,759	2,185,498
RLI Corp.	22,209	2,959,127

		8,120,573

Health Care-5.11%
Azenta, Inc.(b)(c)	67,406	3,063,603
Medpace Holdings, Inc.(b)	14,696	3,566,278
Shockwave Medical, Inc.(b)(c)	16,954	3,496,932

		10,126,813

Industrials-18.44%
Advanced Drainage Systems, Inc.	24,012	2,565,202
AGCO Corp.	25,232	2,893,101
Builders FirstSource, Inc.(b)	39,146	4,248,124
Landstar System, Inc.	17,414	2,869,479
Owens Corning	23,508	2,665,102
Ryder System, Inc.	44,618	4,352,040
Saia, Inc.(b)	8,826	3,164,033
Simpson Manufacturing Co., Inc.	25,342	3,375,047
Toro Co. (The)	20,592	1,664,657

	Shares	Value
Industrials-(continued)
Trex Co., Inc.(b)(c)	38,257	$2,150,426
UFP Industries, Inc.(c)	44,382	4,223,835
Watsco, Inc.(c)	6,892	2,404,550

		36,575,596

Information Technology-10.84%
Amkor Technology, Inc.	133,867	2,792,466
Arrow Electronics, Inc.(b)	29,548	3,351,039
Avnet, Inc.	55,955	2,592,395
Cirrus Logic, Inc.(b)	28,006	1,874,441
Jabil, Inc.	28,335	3,479,538
Lattice Semiconductor Corp.(b)	36,087	2,006,798
Qualys, Inc.(b)(c)	18,332	2,803,879
Super Micro Computer, Inc.(b)(c)	10,904	2,611,181

		21,511,737

Materials-13.18%
Commercial Metals Co.	65,324	2,762,552
Eagle Materials, Inc.	22,631	3,483,137
Greif, Inc., Class A(c)	33,049	2,098,612
Louisiana-Pacific Corp.	91,944	4,714,888
Olin Corp.	81,376	3,476,383
Reliance Steel & Aluminum Co.	12,024	3,058,665
Westlake Corp.(c)	33,404	3,853,485
Worthington Industries, Inc.	43,751	2,695,937

		26,143,659

Total Common Stocks & Other Equity Interests (Cost $213,046,815)		198,320,933

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $23,258)	23,258	23,258

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $213,070,073)		198,344,191

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.25%
Invesco Private Government Fund, 5.32%(d)(e)(f)	9,022,793	9,022,793
Invesco Private Prime Fund, 5.53%(d)(e)(f)	23,205,243	23,207,564

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,229,870)		32,230,357

TOTAL INVESTMENTS IN SECURITIES-116.23% (Cost $245,299,943)		230,574,548
OTHER ASSETS LESS LIABILITIES-(16.23)%		(32,199,996)

NET ASSETS-100.00%		$198,374,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P MidCap 400® GARP ETF (GRPM)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$175,345	$1,839,056	$(1,991,143)	$-	$-	$23,258	$1,428

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	13,122,643	78,858,515	(82,958,365)	-	-	9,022,793	311,602	*

Invesco Private Prime Fund	33,616,496	155,055,776	(165,467,991)	3,290	(7)	23,207,564	826,908	*

Total	$46,914,484	$235,753,347	$(250,417,499)	$3,290	$(7)	$32,253,615	$1,139,938

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2023

Consumer Discretionary	26.87

Energy	18.85

Industrials	18.44

Materials	13.18

Information Technology	10.84

Health Care	5.11

Financials	4.09

Sector Types Each Less Than 3%	2.59

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

(This Page Intentionally Left Blank)

35

Statements of Assets and Liabilities

October 31, 2023

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
Assets:
Unaffiliated investments in securities, at value(a)	$38,133,849,738	$49,284,871	$366,483,644	$533,427,935
Affiliated investments in securities, at value	2,150,378,381	2,760,884	45,208,056	14,301,923
Receivable for:
Dividends and interest	32,534,141	93,340	319,540	566,919
Securities lending	238,685	600	7,259	3,385
Investments sold	270,086,281	-	29,764,818	-
Fund shares sold	133,340,062	-	-	-

Total assets	40,720,427,288	52,139,695	441,783,317	548,300,162

Liabilities:
Due to custodian	166,411	80,202	22,519	89,296
Payable for:
Investments purchased	132,766,003	-	150,977	-
Investments purchased - affiliated broker	-	-	-	-
Collateral upon return of securities loaned	2,076,921,004	2,761,068	45,207,049	14,301,923
Fund shares repurchased	271,275,780	-	29,566,237	-
Accrued unitary management fees	6,628,264	16,937	171,649	183,294

Total liabilities	2,487,757,462	2,858,207	75,118,431	14,574,513

Net Assets	$38,232,669,826	$49,281,488	$366,664,886	$533,725,649

Net assets consist of:
Shares of beneficial interest	$45,069,689,088	$60,324,686	$554,560,268	$685,300,828
Distributable earnings (loss)	(6,837,019,262)	(11,043,198)	(187,895,382)	(151,575,179)

Net Assets	$38,232,669,826	$49,281,488	$366,664,886	$533,725,649

Shares outstanding (unlimited amount authorized, $0.01 par value)	281,392,663	1,900,001	9,380,000	18,370,000
Net asset value	$135.87	$25.94	$39.09	$29.05

Market price	$135.87	$25.94	$39.10	$29.06

Unaffiliated investments in securities, at cost	$41,922,973,948	$56,605,169	$451,616,221	$640,826,225

Affiliated investments in securities, at cost	$2,187,747,100	$2,761,068	$45,207,049	$14,301,923

(a) Includes securities on loan with an aggregate value of:	$2,036,992,880	$2,680,310	$43,589,282	$14,169,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500® Equal Weight Energy ETF (RSPG)	Invesco S&P 500® Equal Weight Financials ETF (RSPF)	Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	Invesco S&P 500® Equal Weight Materials ETF (RSPM)	Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	Invesco S&P 500® Equal Weight Technology ETF (RSPT)

$614,055,492	$227,804,824	$845,084,005	$523,780,998	$264,550,196	$77,807,782	$2,875,013,194
517,180	15,053,732	7,597,786	29,029,447	24,944,679	8,907,999	146,121,668

1,203,810	264,701	539,091	265,180	182,660	25,445	588,483
2,234	1,702	2,962	3,889	3,281	697	18,090
-	-	3,306,207	-	-	-	7,136,921
1,503,565	-	-	-	-	-	-

617,282,281	243,124,959	856,530,051	553,079,514	289,680,816	86,741,923	3,028,878,356

-	-	487,568	3,554	82,056	-	3,191

1,718,734	-	-	-	-	-	-
281,957	-	-	-	-	-	-
113,688	12,192,816	7,597,786	28,959,549	24,944,376	8,822,015	145,352,588
-	-	3,305,977	-	-	-	7,155,358
207,265	81,243	305,413	182,038	91,959	26,437	1,012,696

2,321,644	12,274,059	11,696,744	29,145,141	25,118,391	8,848,452	153,523,833

$614,960,637	$230,850,900	$844,833,307	$523,934,373	$264,562,425	$77,893,471	$2,875,354,523

$713,588,872	$350,715,638	$936,947,100	$585,995,177	$375,952,380	$119,575,423	$3,080,116,869
(98,628,235)	(119,864,738)	(92,113,793)	(62,060,804)	(111,389,955)	(41,681,952)	(204,762,346)

$614,960,637	$230,850,900	$844,833,307	$523,934,373	$264,562,425	$77,893,471	$2,875,354,523

8,180,005	4,670,000	33,110,000	14,220,000	8,960,000	2,830,000	107,890,000
$75.18	$49.43	$25.52	$36.84	$29.53	$27.52	$26.65

$75.18	$49.41	$25.51	$36.85	$29.54	$27.54	$26.65

$553,018,565	$260,438,446	$855,346,276	$537,216,860	$332,352,448	$107,863,126	$2,877,814,386

$517,188	$17,487,260	$7,597,786	$29,029,742	$24,944,376	$8,908,303	$146,120,562

$113,027	$12,078,836	$7,535,972	$28,620,399	$24,405,755	$8,682,723	$143,524,868

37

Statements of Assets and Liabilities–(continued)

October 31, 2023

(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	Invesco S&P MidCap 400® GARP ETF (GRPM)
Assets:
Unaffiliated investments in securities, at value(a)	$263,207,676	$198,320,933
Affiliated investments in securities, at value	14,332,578	32,253,615
Receivable for:
Dividends and interest	447,809	88,805
Securities lending	1,334	4,088
Fund shares sold	-	7,423,962

Total assets	277,989,397	238,091,403

Liabilities:
Due to custodian	19,135	204
Payable for:
Investments purchased	-	7,425,078
Collateral upon return of securities loaned	14,332,578	32,229,870
Accrued unitary management fees	90,993	61,699

Total liabilities	14,442,706	39,716,851

Net Assets	$263,546,691	$198,374,552

Net assets consist of:
Shares of beneficial interest	$348,793,945	$236,334,417
Distributable earnings (loss)	(85,247,254)	(37,959,865)

Net Assets	$263,546,691	$198,374,552

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,170,000	2,380,000
Net asset value	$50.98	$83.35

Market price	$51.00	$83.33

Unaffiliated investments in securities, at cost	$312,503,451	$213,046,815

Affiliated investments in securities, at cost	$14,332,578	$32,253,128

(a) Includes securities on loan with an aggregate value of:	$14,092,838	$32,088,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

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39

Statements of Operations

For the six months ended October 31, 2023

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
Investment income:
Unaffiliated dividend income	$392,684,548	$470,469	$3,516,286	$10,291,215
Affiliated dividend income	1,982,756	2,633	3,497	4,683
Securities lending income, net	1,444,106	5,667	51,506	18,292
Foreign withholding tax	(126,195)	-	-	-

Total investment income	395,985,215	478,769	3,571,289	10,314,190

Expenses:
Unitary management fees	39,086,689	142,418	998,773	1,530,336

Less: Waivers	(4,011)	(39)	(79)	(126)

Net expenses	39,082,678	142,379	998,694	1,530,210

Net investment income	356,902,537	336,390	2,572,595	8,783,980

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(641,615,990)	(3,790,752)	(30,218,314)	(5,350,681)
Affiliated investment securities	142,326	(248)	2,109	5,811
Unaffiliated in-kind redemptions	1,428,843,129	8,865,780	8,251,098	48,269,641
Affiliated in-kind redemptions	50,891	-	-	-

Net realized gain (loss)	787,420,356	5,074,780	(21,965,107)	42,924,771

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,610,816,925)	(5,398,621)	(28,139,176)	(188,394,603)
Affiliated investment securities	(21,579,074)	(21)	5,561	-

Change in net unrealized appreciation (depreciation)	(3,632,395,999)	(5,398,642)	(28,133,615)	(188,394,603)

Net realized and unrealized gain (loss)	(2,844,975,643)	(323,862)	(50,098,722)	(145,469,832)

Net increase (decrease) in net assets resulting from operations	$(2,488,073,106)	$12,528	$(47,526,127)	$(136,685,852)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500® Equal Weight Energy ETF (RSPG)	Invesco S&P 500® Equal Weight Financials ETF (RSPF)	Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	Invesco S&P 500® Equal Weight Materials ETF (RSPM)	Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	Invesco S&P 500® Equal Weight Technology ETF (RSPT)

$8,535,087	$3,559,244	$5,494,122	$3,561,525	$3,845,092	$1,785,429	$15,352,694
4,326	99,405	5,274	2,180	2,887	863	8,092
14,286	12,876	33,094	16,193	11,434	3,662	75,226
-	-	-	-	-	-	(73,286)

8,553,699	3,671,525	5,532,490	3,579,898	3,859,413	1,789,954	15,362,726

1,076,392	545,232	1,970,712	994,712	610,572	187,259	5,968,686

(106)	(43)	(109)	(52)	(68)	(23)	(184)

1,076,286	545,189	1,970,603	994,660	610,504	187,236	5,968,502

7,477,413	3,126,336	3,561,887	2,585,238	3,248,909	1,602,718	9,394,224

(339,643)	(13,629,944)	(12,767,333)	(2,440,702)	(2,863,103)	(2,002,264)	(25,545,497)
1,816	12	(1,309)	95	2,453	930	6,659
18,195,622	3,173,749	35,369,748	4,058,717	2,553,304	(2,419,414)	135,077,038
-	(129,203)	-	-	-	-	-

17,857,795	(10,585,386)	22,601,106	1,618,110	(307,346)	(4,420,748)	109,538,200

16,121,564	3,666,465	(172,451,935)	(17,508,039)	(23,544,846)	(4,897,338)	(63,203,774)
(8)	(834,773)	-	(295)	987	(304)	4,340

16,121,556	2,831,692	(172,451,935)	(17,508,334)	(23,543,859)	(4,897,642)	(63,199,434)

33,979,351	(7,753,694)	(149,850,829)	(15,890,224)	(23,851,205)	(9,318,390)	46,338,766

$41,456,764	$(4,627,358)	$(146,288,942)	$(13,304,986)	$(20,602,296)	$(7,715,672)	$55,732,990

41

Statements of Operations–(continued)

For the six months ended October 31, 2023

(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	Invesco S&P MidCap 400® GARP ETF (GRPM)
Investment income:
Unaffiliated dividend income	$5,836,354	$1,498,682
Affiliated dividend income	3,201	1,428
Securities lending income, net	6,807	38,568

Total investment income	5,846,362	1,538,678

Expenses:
Unitary management fees	678,440	416,483

Less: Waivers	(81)	(32)

Net expenses	678,359	416,451

Net investment income	5,168,003	1,122,227

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(517,427)	(11,155,031)
Affiliated investment securities	1,134	(7)
In-kind redemptions	512,591	22,854,625

Net realized gain (loss)	(3,702)	11,699,587

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(42,722,478)	(21,236,960)
Affiliated investment securities	-	3,290

Change in net unrealized appreciation (depreciation)	(42,722,478)	(21,233,670)

Net realized and unrealized gain (loss)	(42,726,180)	(9,534,083)

Net increase (decrease) in net assets resulting from operations	$(37,558,177)	$(8,411,856)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

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43

Statements of Changes in Net Assets

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)		Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023	Year Ended April 30, 2023
Operations:
Net investment income	$356,902,537	$548,015,528	$336,390	$582,963
Net realized gain (loss)	787,420,356	292,844,284	5,074,780	(6,592,270)
Change in net unrealized appreciation (depreciation)	(3,632,395,999)	(834,642,251)	(5,398,642)	7,065,664

Net increase (decrease) in net assets resulting from operations	(2,488,073,106)	6,217,561	12,528	1,056,357

Distributions to Shareholders from:
Distributable earnings	(339,415,311)	(585,873,061)	(267,578)	(571,708)

Shareholder Transactions:
Proceeds from shares sold	16,439,983,939	11,372,499,401	10,372,339	93,942,544
Value of shares repurchased	(9,132,135,283)	(9,355,432,438)	(83,219,534)	(10,193,991)

Net increase (decrease) in net assets resulting from share transactions	7,307,848,656	2,017,066,963	(72,847,195)	83,748,553

Net increase (decrease) in net assets	4,480,360,239	1,437,411,463	(73,102,245)	84,233,202

Net assets:
Beginning of period	33,752,309,587	32,314,898,124	122,383,733	38,150,531

End of period	$38,232,669,826	$33,752,309,587	$49,281,488	$122,383,733

Changes in Shares Outstanding:
Shares sold	112,230,000	79,520,000	370,000	3,580,000
Shares repurchased	(63,440,000)	(66,030,000)	(2,950,000)	(370,000)
Shares outstanding, beginning of period	232,602,663	219,112,663	4,480,001	1,270,001

Shares outstanding, end of period	281,392,663	232,602,663	1,900,001	4,480,001

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023. See Note 10.
(b)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023. See Note 10.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)				Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)				Invesco S&P 500® Equal Weight Energy ETF (RSPG)
Six Months Ended October 31, 2023		Year Ended April 30, 2023		Six Months Ended October 31, 2023		Year Ended April 30, 2023		Six Months Ended October 31, 2023	Year Ended April 30, 2023

$2,572,595		$5,316,212		$8,783,980		$14,722,913		$7,477,413	$19,727,176
(21,965,107)		(24,456,809)		42,924,771		18,568,527		17,857,795	78,783,817
(28,133,615)		25,970,421		(188,394,603)		4,693,140		16,121,556	(65,294,000)

(47,526,127)		6,829,824		(136,685,852)		37,984,580		41,456,764	33,216,993

(2,934,903)		(4,975,114)		(8,629,061)		(16,231,924)		(6,270,080)	(20,903,859)

143,223,826		600,354,617		70,749,636		659,074,268		129,131,059	280,820,649
(217,850,424)		(476,620,320)		(492,184,746)		(164,978,667)		(79,690,981)	(306,984,789)

(74,626,598)		123,734,297		(421,435,110)		494,095,601		49,440,078	(26,164,140)

(125,087,628)		125,589,007		(566,750,023)		515,848,257		84,626,762	(13,851,006)

491,752,514		366,163,507		1,100,475,672		584,627,415		530,333,875	544,184,881

$366,664,886		$491,752,514		$533,725,649		$1,100,475,672		$614,960,637	$530,333,875

3,320,000	(a)	14,880,000	(a)	2,020,000	(b)	19,450,000	(b)	1,710,000	3,950,000
(5,310,000	)(a)	(12,090,000	)(a)	(14,900,000	)(b)	(4,950,000	)(b)	(1,140,000)	(4,610,000)
11,370,000	(a)	8,580,000	(a)	31,250,000	(b)	16,750,000	(b)	7,610,005	8,270,005

9,380,000	(a)	11,370,000	(a)	18,370,000	(b)	31,250,000	(b)	8,180,005	7,610,005

45

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco S&P 500® Equal Weight Financials ETF (RSPF)		Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023		Year Ended April 30, 2023
Operations:
Net investment income	$3,126,336	$8,525,806	$3,561,887		$6,052,626
Net realized gain (loss)	(10,585,386)	(23,969,797)	22,601,106		(1,547,395)
Change in net unrealized appreciation (depreciation)	2,831,692	(25,103,855)	(172,451,935)		63,424,325

Net increase (decrease) in net assets resulting from operations	(4,627,358)	(40,547,846)	(146,288,942)		67,929,556

Distributions to Shareholders from:
Distributable earnings	(3,285,501)	(8,617,035)	(3,397,927)		(5,972,746)

Shareholder Transactions:
Proceeds from shares sold	5,436,969	56,081,564	68,603,820		100,536,751
Value of shares repurchased	(75,324,477)	(181,916,060)	(98,266,530)		(39,620,177)

Net increase (decrease) in net assets resulting from share transactions	(69,887,508)	(125,834,496)	(29,662,710)		60,916,574

Net increase (decrease) in net assets	(77,800,367)	(174,999,377)	(179,349,579)		122,873,384

Net assets:
Beginning of period	308,651,267	483,650,644	1,024,182,886		901,309,502

End of period	$230,850,900	$308,651,267	$844,833,307		$1,024,182,886

Changes in Shares Outstanding:
Shares sold	100,000	990,000	2,350,000	(a)	3,600,000	(a)
Shares repurchased	(1,470,000)	(3,350,000)	(3,440,000	)(a)	1,400,000	(a)
Shares outstanding, beginning of period	6,040,000	8,400,000	34,200,000	(a)	32,000,000	(a)

Shares outstanding, end of period	4,670,000	6,040,000	33,110,000	(a)	34,200,000	(a)

(a)	Changes in shares outstanding have been restated to reflect a ten-for-one stock split effective after the close of business on July 14, 2023. See Note 10.
(b)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023. See Note 10.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)				Invesco S&P 500® Equal Weight Materials ETF (RSPM)				Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
Six Months Ended October 31, 2023		Year Ended April 30, 2023		Six Months Ended October 31, 2023		Year Ended April 30, 2023		Six Months Ended October 31, 2023	Year Ended April 30, 2023

$2,585,238		$3,852,612		$3,248,909		$8,700,569		$1,602,718	$3,399,131
1,618,110		(10,191,877)		(307,346)		8,360,288		(4,420,748)	(8,621,579)
(17,508,334)		15,221,810		(23,543,859)		(72,034,779)		(4,897,642)	(24,464,475)

(13,304,986)		8,882,545		(20,602,296)		(54,973,922)		(7,715,672)	(29,686,923)

(2,761,099)		(4,002,515)		(3,252,029)		(8,701,685)		(1,798,613)	(2,736,795)

195,816,951		93,121,101		4,574,800		139,688,209		20,106,048	37,762,335
(26,700,485)		(137,802,256)		(55,187,878)		(310,635,807)		(35,516,362)	(74,730,664)

169,116,466		(44,681,155)		(50,613,078)		(170,947,598)		(15,410,314)	(36,968,329)

153,050,381		(39,801,125)		(74,467,403)		(234,623,205)		(24,924,599)	(69,392,047)

370,883,992		410,685,117		339,029,828		573,653,033		102,818,070	172,210,117

$523,934,373		$370,883,992		$264,562,425		$339,029,828		$77,893,471	$102,818,070

4,970,000	(b)	2,500,000	(b)	140,000	(b)	3,950,000	(b)	680,000	1,140,000
(700,000	)(b)	(4,150,000	)(b)	(1,730,000	)(b)	(9,400,000	)(b)	(1,150,000)	(2,280,000)
9,950,000	(b)	11,600,000	(b)	10,550,000	(b)	16,000,000	(b)	3,300,000	4,440,000

14,220,000	(b)	9,950,000	(b)	8,960,000	(b)	10,550,000	(b)	2,830,000	3,300,000

47

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco S&P 500® Equal Weight Technology ETF (RSPT)				Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
	Six Months Ended October 31, 2023		Year Ended April 30, 2023		Six Months Ended October 31, 2023		Year Ended April 30, 2023
Operations:
Net investment income	$9,394,224		$15,321,631		$5,168,003		$9,644,749
Net realized gain (loss)	109,538,200		(10,048,317)		(3,702)		12,199,815
Change in net unrealized appreciation (depreciation)	(63,199,434)		13,706,920		(42,722,478)		(30,658,342)

Net increase (decrease) in net assets resulting from operations	55,732,990		18,980,234		(37,558,177)		(8,813,778)

Distributions to Shareholders from:
Distributable earnings	(9,281,557)		(15,024,617)		(5,189,698)		(9,404,642)

Shareholder Transactions:
Proceeds from shares sold	774,489,539		1,010,928,884		32,671,237		203,450,089
Value of shares repurchased	(428,392,126)		(707,392,682)		(101,918,483)		(143,023,336)

Net increase (decrease) in net assets resulting from share transactions	346,097,413		303,536,202		(69,247,246)		60,426,753

Net increase (decrease) in net assets	392,548,846		307,491,819		(111,995,121)		42,208,333

Net assets:
Beginning of period	2,482,805,677		2,175,313,858		375,541,812		333,333,479

End of period	$2,875,354,523		$2,482,805,677		$263,546,691		$375,541,812

Changes in Shares Outstanding:
Shares sold	28,490,000	(a)	39,700,000	(a)	580,000	(b)	3,380,000	(b)
Shares repurchased	(15,300,000	)(a)	(29,000,000	)(a)	(1,910,000	)(b)	(2,580,000	)(b)
Shares outstanding, beginning of period	94,700,000	(a)	84,000,000	(a)	6,500,000	(b)	5,700,000	(b)

Shares outstanding, end of period	107,890,000	(a)	94,700,000	(a)	5,170,000	(b)	6,500,000	(b)

(a)	Changes in shares outstanding have been restated to reflect a ten-for-one stock split effective after the close of business on July 14, 2023. See Note 10.
(b)	Changes in shares outstanding have been restated to reflect a two-for-one stock split effective after the close of business on July 14, 2023. See Note 10.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P MidCap 400® GARP ETF (GRPM)
Six Months Ended October 31, 2023	Year Ended April 30, 2023

$1,122,227	$1,920,657
11,699,587	(4,047,354)
(21,233,670)	3,859,562

(8,411,856)	1,732,865

(1,099,303)	(1,850,957)

137,198,913	76,350,632
(116,556,228)	(12,184,387)

20,642,685	64,166,245

11,131,526	64,048,153

187,243,026	123,194,873

$198,374,552	$187,243,026

1,530,000	880,000
(1,320,000)	(150,000)
2,170,000	1,440,000

2,380,000	2,170,000

49

Financial Highlights

Invesco S&P 500® Equal Weight ETF (RSP)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$145.11		$147.48	$148.18	$96.17	$108.20	$99.87

Net investment income(a)	1.34		2.42	2.30	1.93	2.15	1.78
Net realized and unrealized gain (loss) on investments	(9.30)		(2.19)	(0.91)	52.09	(11.97)	8.45

Total from investment operations	(7.96)		0.23	1.39	54.02	(9.82)	10.23

Distributions to shareholders from:
Net investment income	(1.28)		(2.60)	(2.09)	(2.01)	(2.21)	(1.90)

Net asset value at end of period	$135.87		$145.11	$147.48	$148.18	$96.17	$108.20

Market price at end of period(b)	$135.87		$145.10	$147.45	$148.23	$96.31	$108.22

Net Asset Value Total Return(c)	(5.49)%		0.30%	0.88%	56.72%	(8.98)%	10.45%
Market Price Total Return(c)	(5.49)%		0.29%	0.86%	56.53%	(8.89)%	10.43%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,232,670		$33,752,310	$32,314,898	$26,605,504	$10,943,870	$16,143,961
Ratio to average net assets of:
Expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.83	%(d)	1.70%	1.48%	1.60%	2.01%	1.74%
Portfolio turnover rate(e)	11%		21%	18%	24%	19%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)

	Six Months Ended October 31, 2023		Years Ended April 30,						For the Period November 5, 2018(a) Through April 30,
	(Unaudited)		2023		2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$27.32		$30.04		$38.39	$22.73	$25.39		$25.00

Net investment income(b)	0.13		0.34		0.41	0.41	0.41	(c)	0.16
Net realized and unrealized gain (loss) on investments	(1.37)		(2.73	)(d)	(8.37)	15.60	(2.64)		0.33

Total from investment operations	(1.24)		(2.39)		(7.96)	16.01	(2.23)		0.49

Distributions to shareholders from:
Net investment income	(0.14)		(0.33)		(0.39)	(0.35)	(0.40)		(0.10)
Net realized gains	-		-		-	-	(0.03)		-

Total distributions	(0.14)		(0.33)		(0.39)	(0.35)	(0.43)		(0.10)

Net asset value at end of period	$25.94		$27.32		$30.04	$38.39	$22.73		$25.39

Market price at end of period(e)	$25.94		$27.33		$30.04	$38.43	$22.74		$25.41

Net Asset Value Total Return(f)	(4.56)%		(7.91)%		(20.90)%	70.90%	(8.89)%		2.04	%(g)
Market Price Total Return(f)	(4.60)%		(7.88)%		(20.98)%	71.00%	(8.92)%		2.12	%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$49,281		$122,384		$38,151	$43,000	$18,180		$22,851
Ratio to average net assets of:
Expenses	0.40	%(h)	0.40%		0.40%	0.40%	0.42	%(i)	0.40	%(h)
Net investment income	0.94	%(h)	1.25%		1.13%	1.36%	1.65	%(c)(i)	1.42	%(h)
Portfolio turnover rate(j)	18%		37%		29%	20%	30%		10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.29 and 1.17%, respectively.

(d)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)

The net asset value total return from Fund Inception (November 7, 2018, the first day of trading on the exchange) to April 30, 2019 was 0.08%. The market price total return from Fund Inception to April 30, 2019 was 0.04%.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)		2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$43.25		$42.68	$49.62	$27.24	$35.95		$33.05

Net investment income(b)	0.23		0.51	0.31	0.19	0.61		0.50
Net realized and unrealized gain (loss) on investments	(4.13)		0.50	(6.93)	22.39	(8.68)		2.93

Total from investment operations	(3.90)		1.01	(6.62)	22.58	(8.07)		3.43

Distributions to shareholders from:
Net investment income	(0.26)		(0.44)	(0.32)	(0.20)	(0.64)		(0.53)

Net asset value at end of period	$39.09		$43.25	$42.68	$49.62	$27.24		$35.95

Market price at end of period(c)	$39.10		$43.24	$42.64	$49.60	$27.21		$35.95

Net Asset Value Total Return(d)	(9.08)%		2.52%	(13.40)%	83.19%	(22.56)%		10.58%
Market Price Total Return(d)	(9.05)%		2.59%	(13.44)%	83.29%	(22.64)%		10.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$366,665		$491,753	$366,164	$973,455	$49,028		$113,239
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.41	%(f)	0.40%
Net investment income	1.03	%(e)	1.26%	0.62%	0.45%	1.80	%(f)	1.45%
Portfolio turnover rate(g)	17%		26%	21%	33%	28%		30%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$35.22		$34.90	$32.24	$26.73	$26.99	$24.57

Net investment income(b)	0.38		0.73	0.80	0.56	0.64	0.57
Net realized and unrealized gain (loss) on investments	(6.14)		0.43	2.53	5.60	(0.27)	2.47

Total from investment operations	(5.76)		1.16	3.33	6.16	0.37	3.04

Distributions to shareholders from:
Net investment income	(0.41)		(0.84)	(0.67)	(0.65)	(0.63)	(0.62)

Net asset value at end of period	$29.05		$35.22	$34.90	$32.24	$26.73	$26.99

Market price at end of period(c)	$29.06		$35.21	$34.90	$32.22	$26.72	$26.99

Net Asset Value Total Return(d)	(16.47)%		3.48%	10.51%	23.34%	1.44%	12.63%
Market Price Total Return(d)	(16.42)%		3.48%	10.58%	23.31%	1.37%	12.67%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$533,726		$1,100,476	$584,627	$477,173	$481,080	$431,837
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.30	%(e)	2.17%	2.46%	1.91%	2.32%	2.27%
Portfolio turnover rate(f)	11%		23%	13%	14%	22%	19%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Energy ETF (RSPG)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$69.69		$65.80	$40.75	$28.05	$51.81	$60.29

Net investment income(a)	1.01		2.50	1.54	0.86	1.09	0.82
Net realized and unrealized gain (loss) on investments	5.35		4.04	24.84	12.80	(23.84)	(8.34)

Total from investment operations	6.36		6.54	26.38	13.66	(22.75)	(7.52)

Distributions to shareholders from:
Net investment income	(0.87)		(2.65)	(1.33)	(0.96)	(1.01)	(0.96)

Net asset value at end of period	$75.18		$69.69	$65.80	$40.75	$28.05	$51.81

Market price at end of period(b)	$75.18		$69.70	$65.79	$40.80	$28.06	$51.82

Net Asset Value Total Return(c)	9.16%		10.18%	65.91%	50.01%	(44.18)%	(12.46)%
Market Price Total Return(c)	9.15%		10.21%	65.68%	50.15%	(44.17)%	(12.65)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$614,961		$530,334	$544,185	$156,466	$82,739	$209,823
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.78	%(d)	3.57%	2.92%	2.75%	2.60%	1.46%
Portfolio turnover rate(e)	6%		20%	50%	37%	34%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2022, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Financials ETF (RSPF)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$51.10		$57.58	$59.67	$35.43	$43.78	$43.94

Net investment income(a)	0.59		1.14	1.05	1.05	0.92	0.78
Net realized and unrealized gain (loss) on investments	(1.64)		(6.47)	(2.13)	24.25	(8.38)	-

Total from investment operations	(1.05)		(5.33)	(1.08)	25.30	(7.46)	0.78

Distributions to shareholders from:
Net investment income	(0.62)		(1.15)	(1.01)	(1.06)	(0.89)	(0.94)

Net asset value at end of period	$49.43		$51.10	$57.58	$59.67	$35.43	$43.78

Market price at end of period(b)	$49.41		$51.09	$57.53	$59.73	$35.53	$43.79

Net Asset Value Total Return(c)	(2.10)%		(9.31)%	(1.90)%	72.61%	(17.09)%	1.98%
Market Price Total Return(c)	(2.12)%		(9.25)%	(2.08)%	72.30%	(16.88)%	1.91%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$230,851		$308,651	$483,651	$375,901	$161,203	$291,145
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.29	%(d)	2.04%	1.68%	2.33%	2.15%	1.86%
Portfolio turnover rate(e)	10%		25%	17%	19%	23%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$29.95		$28.17	$28.05	$21.41	$19.37	$17.88

Net investment income(b)	0.10		0.18	0.18	0.13	0.13	0.11
Net realized and unrealized gain (loss) on investments	(4.43)		1.78	0.12 (c)	6.64	2.04	1.48

Total from investment operations	(4.33)		1.96	0.30	6.77	2.17	1.59

Distributions to shareholders from:
Net investment income	(0.10)		(0.18)	(0.18)	(0.13)	(0.13)	(0.10)

Net asset value at end of period	$25.52		$29.95	$28.17	$28.05	$21.41	$19.37

Market price at end of period(d)	$25.51		$29.95	$28.16	$28.07	$21.44	$19.37

Net Asset Value Total Return(e)	(14.48)%		7.00%	1.00%	31.76%	11.27%	8.91%
Market Price Total Return(e)	(14.52)%		7.04%	0.91%	31.66%	11.42%	8.82%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$844,833		$1,024,183	$901,310	$813,540	$706,437	$706,845
Ratio to average net assets of:
Expenses	0.40	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.72	%(f)	0.64%	0.59%	0.51%	0.64%	0.55%
Portfolio turnover rate(g)	10%		26%	22%	20%	23%	23%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$37.27		$35.40	$37.05	$21.89	$25.21	$23.00

Net investment income(b)	0.20		0.40	0.30	0.26	0.37	0.31
Net realized and unrealized gain (loss) on investments	(0.42)		1.88	(1.67)	15.17	(3.32)	2.23

Total from investment operations	(0.22)		2.28	(1.37)	15.43	(2.95)	2.54

Distributions to shareholders from:
Net investment income	(0.21)		(0.41)	(0.28)	(0.27)	(0.37)	(0.33)

Net asset value at end of period	$36.84		$37.27	$35.40	$37.05	$21.89	$25.21

Market price at end of period(c)	$36.85		$37.28	$35.39	$37.03	$21.90	$25.20

Net Asset Value Total Return(d)	(0.62)%		6.55%	(3.70)%	70.89%	(11.70)%	11.21%
Market Price Total Return(d)	(0.62)%		6.61%	(3.71)%	70.73%	(11.64)%	11.17%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$523,934		$370,884	$410,685	$557,591	$142,273	$245,750
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.04	%(e)	1.13%	0.79%	0.89%	1.46%	1.29%
Portfolio turnover rate(f)	12%		22%	17%	19%	23%	28%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Materials ETF (RSPM)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$32.14		$35.85	$33.07	$18.87	$21.62	$21.26

Net investment income(b)	0.34		0.72	0.52	0.50	0.42	0.36
Net realized and unrealized gain (loss) on investments	(2.61)		(3.71)	2.80	14.15	(2.72)	0.39

Total from investment operations	(2.27)		(2.99)	3.32	14.65	(2.30)	0.75

Distributions to shareholders from:
Net investment income	(0.34)		(0.72)	(0.54)	(0.45)	(0.45)	(0.39)

Net asset value at end of period	$29.53		$32.14	$35.85	$33.07	$18.87	$21.62

Market price at end of period(c)	$29.54		$32.12	$35.85	$33.08	$18.90	$21.63

Net Asset Value Total Return(d)	(7.11)%		(8.32)%	10.18%	78.45%	(10.70)%	3.67%
Market Price Total Return(d)	(7.05)%		(8.34)%	10.11%	78.24%	(10.58)%	3.70%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$264,562		$339,030	$573,653	$613,416	$108,480	$129,728
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.13	%(e)	2.18%	1.50%	1.83%	1.99%	1.69%
Portfolio turnover rate(f)	8%		22%	15%	18%	25%	23%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021		2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$31.16		$38.79	$35.09	$25.65		$29.71		$25.96

Net investment income(a)	0.52		0.94	0.57	0.67	(b)	0.72		0.69
Net realized and unrealized gain (loss) on investments	(3.54)		(7.82)	4.04	9.93		(3.62)		3.97

Total from investment operations	(3.02)		(6.88)	4.61	10.60		(2.90)		4.66

Distributions to shareholders from:
Net investment income	(0.62)		(0.75)	(0.91)	(1.16)		(1.03)		(0.85)
Net realized gains	-		-	-	-		(0.13)		(0.06)

Total distributions	(0.62)		(0.75)	(0.91)	(1.16)		(1.16)		(0.91)

Net asset value at end of period	$27.52		$31.16	$38.79	$35.09		$25.65		$29.71

Market price at end of period(c)	$27.54		$31.16	$38.88	$35.12		$25.65		$29.75

Net Asset Value Total Return(d)	(9.87)%		(17.78)%	13.20%	42.37%		(9.59)%		18.35%
Market Price Total Return(d)	(9.80)%		(17.98)%	13.37%	42.50%		(9.71)%		18.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$77,893		$102,818	$172,210	$45,263		$23,084		$37,143
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%	0.40%	0.40%		0.41	%(f)	0.40%
Net investment income	3.42	%(e)	2.85%	1.48%	2.36	%(b)	2.37	%(f)	2.46%
Portfolio turnover rate(g)	8%		26%	19%	21%		15%		14%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.49 and 1.73%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Technology ETF (RSPT)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)		2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$26.22		$25.90	$27.73	$18.32	$18.07		$15.09

Net investment income(b)	0.09		0.18	0.16	0.19	0.32	(c)	0.16
Net realized and unrealized gain (loss) on investments	0.43		0.32	(1.83)	9.51	0.15		2.98

Total from investment operations	0.52		0.50	(1.67)	9.70	0.47		3.14

Distributions to shareholders from:
Net investment income	(0.09)		(0.18)	(0.16)	(0.29)	(0.22)		(0.16)

Net asset value at end of period	$26.65		$26.22	$25.90	$27.73	$18.32		$18.07

Market price at end of period(d)	$26.65		$26.21	$25.90	$27.72	$18.34		$18.07

Net Asset Value Total Return(e)	1.96%		1.99%	(6.10)%	53.40%	2.73%		20.92%
Market Price Total Return(e)	1.99%		1.90%	(6.08)%	53.12%	2.91%		20.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,875,355		$2,482,806	$2,175,314	$2,590,019	$1,529,343		$1,788,846
Ratio to average net assets of:
Expenses	0.40	%(f)	0.40%	0.40%	0.40%	0.40%		0.40%
Net investment income	0.63	%(f)	0.70%	0.53%	0.81%	1.73	%(c)	0.98%
Portfolio turnover rate(g)	11%		35%	24%	25%	23%		27%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.19 and 1.06%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$57.78		$58.48	$54.03	$46.16	$48.63	$42.26

Net investment income(b)	0.84		1.40	1.41	1.35	1.39	1.34
Net realized and unrealized gain (loss) on investments	(6.81	)(c)	(0.76)	4.37	8.02	(2.50)	6.34

Total from investment operations	(5.97)		0.64	5.78	9.37	(1.11)	7.68

Distributions to shareholders from:
Net investment income	(0.83)		(1.34)	(1.33)	(1.50)	(1.36)	(1.31)

Net asset value at end of period	$50.98		$57.78	$58.48	$54.03	$46.16	$48.63

Market price at end of period(d)	$51.00		$57.79	$58.48	$53.92	$46.26	$48.62

Net Asset Value Total Return(e)	(10.42)%		1.11%	10.90%	20.80%	(2.28)%	18.54%
Market Price Total Return(e)	(10.39)%		1.14%	11.15%	20.28%	(2.04)%	18.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$263,547		$375,542	$333,333	$208,557	$300,013	$335,499
Ratio to average net assets of:
Expenses	0.40	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	3.05	%(f)	2.42%	2.56%	2.77%	2.72%	2.96%
Portfolio turnover rate(g)	5%		11%	15%	10%	11%	27%

(a)	Per share amounts have been adjusted to reflect a two-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)

Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Financial Highlights–(continued)

Invesco S&P MidCap 400® GARP ETF (GRPM)

	Six Months Ended October 31, 2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$86.29		$85.55	$92.63	$53.10	$66.18		$63.30

Net investment income(a)	0.46		1.13	0.93	0.75	0.89		0.77
Net realized and unrealized gain (loss) on investments	(2.94)		0.71	(7.10)	39.56	(12.99)		2.96

Total from investment operations	(2.48)		1.84	(6.17)	40.31	(12.10)		3.73

Distributions to shareholders from:
Net investment income	(0.46)		(1.10)	(0.91)	(0.78)	(0.98)		(0.85)

Net asset value at end of period	$83.35		$86.29	$85.55	$92.63	$53.10		$66.18

Market price at end of period(b)	$83.33		$86.28	$85.47	$92.64	$52.87		$66.19

Net Asset Value Total Return(c)	(2.91)%		2.23%	(6.72)%	76.41%	(18.24)%		5.96%
Market Price Total Return(c)	(2.92)%		2.31%	(6.81)%	77.20%	(18.60)%		5.99%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$198,375		$187,243	$123,195	$113,933	$53,095		$105,893
Ratio to average net assets of:
Expenses	0.38	%(d)	0.40%	0.40%	0.40%	0.41	%(e)	0.40%
Net investment income	1.03	%(d)	1.33%	1.01%	1.06%	1.42	%(e)	1.19%
Portfolio turnover rate(f)	95%		33%	28%	33%	32%		30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the period ended October 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco S&P 500® Equal Weight ETF (RSP)	“S&P 500® Equal Weight ETF”

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	“S&P 500® Equal Weight Communication Services ETF”

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	“S&P 500® Equal Weight Consumer Discretionary ETF”

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)	“S&P 500® Equal Weight Consumer Staples ETF”

Invesco S&P 500® Equal Weight Energy ETF (RSPG)	“S&P 500® Equal Weight Energy ETF”

Invesco S&P 500® Equal Weight Financials ETF (RSPF)	“S&P 500® Equal Weight Financials ETF”

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	“S&P 500® Equal Weight Health Care ETF”

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	“S&P 500® Equal Weight Industrials ETF”

Invesco S&P 500® Equal Weight Materials ETF (RSPM)	“S&P 500® Equal Weight Materials ETF”

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	“S&P 500® Equal Weight Real Estate ETF”

Invesco S&P 500® Equal Weight Technology ETF (RSPT)	“S&P 500® Equal Weight Technology ETF”

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	“S&P 500® Equal Weight Utilities ETF”

Invesco S&P MidCap 400® GARP ETF (GRPM)*	“S&P MidCap 400® GARP ETF”

*	Effective after the close of markets on August 25, 2023, the Fund’s name changed from Invesco S&P MidCap 400® Equal Weight ETF to Invesco S&P MidCap 400® GARP ETF.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index

S&P 500® Equal Weight Communication Services ETF	S&P 500® Equal Weight Communication Services Plus Index

S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index

S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index

S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Plus Index

S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index

S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index

S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index

S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index

S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index

S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index

S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Utilities Plus Index

S&P MidCap 400® GARP ETF	S&P MidCap 400® GARP Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

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Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes -Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute

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substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending -Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

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received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

S&P 500® Equal Weight ETF	$74,817

S&P 500® Equal Weight Communication Services ETF	445

S&P 500® Equal Weight Consumer Discretionary ETF	4,079

S&P 500® Equal Weight Consumer Staples ETF	1,230

S&P 500® Equal Weight Energy ETF	343

S&P 500® Equal Weight Financials ETF	1,121

S&P 500® Equal Weight Health Care ETF	580

S&P 500® Equal Weight Industrials ETF	1,156

S&P 500® Equal Weight Materials ETF	1,006

S&P 500® Equal Weight Real Estate ETF	401

S&P 500® Equal Weight Technology ETF	2,536

S&P 500® Equal Weight Utilities ETF	429

S&P MidCap 400® GARP ETF	3,476

J. Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s

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performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies and securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P 500® Equal Weight Communication Services ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election

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of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

S&P 500® Equal Weight ETF	0.20%

S&P 500® Equal Weight Communication Services ETF	0.40%

S&P 500® Equal Weight Consumer Discretionary ETF	0.40%

S&P 500® Equal Weight Consumer Staples ETF	0.40%

S&P 500® Equal Weight Energy ETF	0.40%

S&P 500® Equal Weight Financials ETF	0.40%

S&P 500® Equal Weight Health Care ETF	0.40%

S&P 500® Equal Weight Industrials ETF	0.40%

S&P 500® Equal Weight Materials ETF	0.40%

S&P 500® Equal Weight Real Estate ETF	0.40%

S&P 500® Equal Weight Technology ETF	0.40%

S&P 500® Equal Weight Utilities ETF	0.40%

S&P MidCap 400® GARP ETF*	0.35%

*	Effective August 28, 2023, the Fund’s unitary management fee was reduced from 0.40% to 0.35%.

Further, through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2023, the Adviser waived fees for each Fund in the following amounts:

S&P 500® Equal Weight ETF	$4,011

S&P 500® Equal Weight Communication Services ETF	39

S&P 500® Equal Weight Consumer Discretionary ETF	79

S&P 500® Equal Weight Consumer Staples ETF	126

S&P 500® Equal Weight Energy ETF	106

S&P 500® Equal Weight Financials ETF	43

S&P 500® Equal Weight Health Care ETF	109

S&P 500® Equal Weight Industrials ETF	52

S&P 500® Equal Weight Materials ETF	68

S&P 500® Equal Weight Real Estate ETF	23

S&P 500® Equal Weight Technology ETF	184

S&P 500® Equal Weight Utilities ETF	81

S&P MidCap 400® GARP ETF	32

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2023, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

S&P 500® Equal Weight ETF	$636,105

S&P 500® Equal Weight Communication Services ETF	2,900

S&P 500® Equal Weight Consumer Discretionary ETF	12,055

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S&P 500® Equal Weight Consumer Staples ETF	$17,229

S&P 500® Equal Weight Energy ETF	8,258

S&P 500® Equal Weight Financials ETF	5,192

S&P 500® Equal Weight Health Care ETF	8,633

S&P 500® Equal Weight Industrials ETF	5,919

S&P 500® Equal Weight Materials ETF	3,885

S&P 500® Equal Weight Real Estate ETF	1,422

S&P 500® Equal Weight Technology ETF	27,863

S&P 500® Equal Weight Utilities ETF	4,634

S&P MidCap 400® GARP ETF	5,642

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended October 31, 2023, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P 500® Equal Weight ETF	$30,856,581	$21,479,796	$(12,042,782)

S&P 500® Equal Weight Consumer Discretionary ETF	-	1,437,476	317,352

S&P 500® Equal Weight Health Care ETF	-	1,407,998	223,703

S&P 500® Equal Weight Industrials ETF	2,754,091	-	-

S&P MidCap 400® GARP ETF	-	271,903	116,612

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

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uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

S&P 500® Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$38,203,322,168	$-	$-	$38,203,322,168

Money Market Funds	3,946,259	2,076,959,692	-	2,080,905,951

Total Investments	$38,207,268,427	$2,076,959,692	$-	$40,284,228,119

S&P 500® Equal Weight Communication Services ETF

Investments in Securities

Common Stocks & Other Equity Interests	$49,284,871	$-	$-	$49,284,871

Money Market Funds	-	2,760,884	-	2,760,884

Total Investments	$49,284,871	$2,760,884	$-	$52,045,755

S&P 500® Equal Weight Consumer Discretionary ETF

Investments in Securities

Common Stocks & Other Equity Interests	$366,483,644	$-	$-	$366,483,644

Money Market Funds	-	45,208,056	-	45,208,056

Total Investments	$366,483,644	$45,208,056	$-	$411,691,700

S&P 500® Equal Weight Consumer Staples ETF

Investments in Securities

Common Stocks & Other Equity Interests	$533,427,935	$-	$-	$533,427,935

Money Market Funds	-	14,301,923	-	14,301,923

Total Investments	$533,427,935	$14,301,923	$-	$547,729,858

S&P 500® Equal Weight Energy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$614,055,492	$-	$-	$614,055,492

Money Market Funds	403,500	113,680	-	517,180

Total Investments	$614,458,992	$113,680	$-	$614,572,672

S&P 500® Equal Weight Financials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$230,632,336	$-	$-	$230,632,336

Money Market Funds	33,095	12,193,125	-	12,226,220

Total Investments	$230,665,431	$12,193,125	$-	$242,858,556

S&P 500® Equal Weight Health Care ETF

Investments in Securities

Common Stocks & Other Equity Interests	$845,084,005	$-	$-	$845,084,005

Money Market Funds	-	7,597,786	-	7,597,786

Total Investments	$845,084,005	$7,597,786	$-	$852,681,791

S&P 500® Equal Weight Industrials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$523,780,998	$-	$-	$523,780,998

Money Market Funds	70,193	28,959,254	-	29,029,447

Total Investments	$523,851,191	$28,959,254	$-	$552,810,445

S&P 500® Equal Weight Materials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$264,550,196	$-	$-	$264,550,196

Money Market Funds	-	24,944,679	-	24,944,679

Total Investments	$264,550,196	$24,944,679	$-	$289,494,875

S&P 500® Equal Weight Real Estate ETF

Investments in Securities

Common Stocks & Other Equity Interests	$77,807,782	$-	$-	$77,807,782

Money Market Funds	86,288	8,821,711	-	8,907,999

Total Investments	$77,894,070	$8,821,711	$-	$86,715,781

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	Level 1	Level 2	Level 3	Total

S&P 500® Equal Weight Technology ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,875,013,194	$-	$-	$2,875,013,194

Money Market Funds	767,974	145,353,694	-	146,121,668

Total Investments	$2,875,781,168	$145,353,694	$-	$3,021,134,862

S&P 500® Equal Weight Utilities ETF

Investments in Securities

Common Stocks & Other Equity Interests	$263,207,676	$-	$-	$263,207,676

Money Market Funds	-	14,332,578	-	14,332,578

Total Investments	$263,207,676	$14,332,578	$-	$277,540,254

S&P MidCap 400® GARP ETF

Investments in Securities

Common Stocks & Other Equity Interests	$198,320,933	$-	$-	$198,320,933

Money Market Funds	23,258	32,230,357	-	32,253,615

Total Investments	$198,344,191	$32,230,357	$-	$230,574,548

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

S&P 500® Equal Weight ETF	$984,514,173	$2,799,042,011	$3,783,556,184

S&P 500® Equal Weight Communication Services ETF	2,030,653	2,681,142	4,711,795

S&P 500® Equal Weight Consumer Discretionary ETF	22,556,988	58,169,181	80,726,169

S&P 500® Equal Weight Consumer Staples ETF	16,199,293	68,952,525	85,151,818

S&P 500® Equal Weight Energy ETF	35,366,939	139,542,314	174,909,253

S&P 500® Equal Weight Financials ETF	20,298,842	53,143,118	73,441,960

S&P 500® Equal Weight Health Care ETF	11,123,077	83,792,803	94,915,880

S&P 500® Equal Weight Industrials ETF	13,411,753	35,579,855	48,991,608

S&P 500® Equal Weight Materials ETF	16,820,646	24,359,962	41,180,608

S&P 500® Equal Weight Real Estate ETF	3,865,105	2,775,377	6,640,482

S&P 500® Equal Weight Technology ETF	119,120,788	183,060,845	302,181,633

S&P 500® Equal Weight Utilities ETF	16,347,223	18,968,003	35,315,226

S&P MidCap 400® GARP ETF	13,015,943	21,891,714	34,907,657

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended October 31, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

S&P 500® Equal Weight ETF	$4,191,633,020	$4,161,579,031

S&P 500® Equal Weight Communication Services ETF	13,191,594	13,112,047

S&P 500® Equal Weight Consumer Discretionary ETF	82,919,021	83,217,404

S&P 500® Equal Weight Consumer Staples ETF	83,663,106	82,862,968

S&P 500® Equal Weight Energy ETF	34,116,612	32,685,479

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	Purchases	Sales

S&P 500® Equal Weight Financials ETF	$26,122,467	$26,550,525

S&P 500® Equal Weight Health Care ETF	93,825,931	93,703,947

S&P 500® Equal Weight Industrials ETF	58,166,821	58,371,631

S&P 500® Equal Weight Materials ETF	25,663,507	25,672,319

S&P 500® Equal Weight Real Estate ETF	7,599,592	7,901,774

S&P 500® Equal Weight Technology ETF	313,372,611	742,484,265

S&P 500® Equal Weight Utilities ETF	17,369,083	17,232,894

S&P MidCap 400® GARP ETF	204,592,665	203,997,533

For the six months ended October 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

S&P 500® Equal Weight ETF	$16,369,678,541	$9,092,089,646

S&P 500® Equal Weight Communication Services ETF	10,291,610	83,101,698

S&P 500® Equal Weight Consumer Discretionary ETF	142,421,695	216,892,238

S&P 500® Equal Weight Consumer Staples ETF	70,674,100	491,843,846

S&P 500® Equal Weight Energy ETF	129,031,396	79,607,680

S&P 500® Equal Weight Financials ETF	5,422,980	75,169,681

S&P 500® Equal Weight Health Care ETF	68,567,088	97,736,932

S&P 500® Equal Weight Industrials ETF	195,714,135	26,683,513

S&P 500® Equal Weight Materials ETF	4,574,458	55,158,052

S&P 500® Equal Weight Real Estate ETF	20,097,510	35,475,289

S&P 500® Equal Weight Technology ETF	774,145,313	-

S&P 500® Equal Weight Utilities ETF	32,631,987	101,839,332

S&P MidCap 400® GARP ETF	137,127,638	116,918,845

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of October 31, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

S&P 500® Equal Weight ETF	$1,840,339,144	$(5,699,231,849)	$(3,858,892,705)	$44,143,120,824

S&P 500® Equal Weight Communication Services ETF	1,852,094	(13,395,835)	(11,543,741)	63,589,496

S&P 500® Equal Weight Consumer Discretionary ETF	7,124,712	(92,497,129)	(85,372,417)	497,064,117

S&P 500® Equal Weight Consumer Staples ETF	6,542,603	(117,430,341)	(110,887,738)	658,617,596

S&P 500® Equal Weight Energy ETF	69,461,544	(12,245,654)	57,215,890	557,356,782

S&P 500® Equal Weight Financials ETF	16,198,379	(52,336,765)	(36,138,386)	278,996,942

S&P 500® Equal Weight Health Care ETF	115,034,897	(135,165,783)	(20,130,886)	872,812,677

S&P 500® Equal Weight Industrials ETF	31,827,878	(46,422,867)	(14,594,989)	567,405,434

S&P 500® Equal Weight Materials ETF	6,031,514	(76,003,308)	(69,971,794)	359,466,669

S&P 500® Equal Weight Real Estate ETF	345,894	(31,424,178)	(31,078,284)	117,794,065

S&P 500® Equal Weight Technology ETF	243,415,496	(256,075,975)	(12,660,479)	3,033,795,341

S&P 500® Equal Weight Utilities ETF	6,884,305	(57,285,701)	(50,401,396)	327,941,650

S&P MidCap 400® GARP ETF	3,956,818	(18,826,016)	(14,869,198)	245,443,746

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with

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contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Stock Split

On June 22, 2023, the Board of Trustees approved the stock splits set forth in the table below. The effect of the stock splits was to increase the number of shares outstanding of those Funds, whereby every outstanding share of the respective Funds was exchanged for two, three, five or ten shares, as described below, effective after the close of business on July 14, 2023. The transactions did not change the net assets of the Funds or the net asset value of any shareholder’s investment in the Funds.

Fund	Stock Split Ratio

S&P 500® Equal Weight Consumer Discretionary ETF	3 to 1

S&P 500® Equal Weight Consumer Staples ETF	5 to 1

S&P 500® Equal Weight Health Care ETF	10 to 1

S&P 500® Equal Weight Industrials ETF	5 to 1

S&P 500® Equal Weight Materials ETF	5 to 1

S&P 500® Equal Weight Technology ETF	10 to 1

S&P 500® Equal Weight Utilities ETF	2 to 1

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500® Equal Weight ETF (RSP)

Actual	$1,000.00	$945.10	0.20%	$0.98

Hypothetical (5% return before expenses)	1,000.00	1,024.13	0.20	1.02

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)

Actual	1,000.00	954.40	0.40	1.97

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)

Actual	1,000.00	909.20	0.40	1.92

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)

Actual	1,000.00	835.30	0.40	1.85

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P 500® Equal Weight Energy ETF (RSPG)

Actual	1,000.00	1,091.60	0.40	2.10

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

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Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500® Equal Weight Financials ETF (RSPF)

Actual	$1,000.00	$979.00	0.40%	$1.99

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)

Actual	1,000.00	855.20	0.40	1.87

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)

Actual	1,000.00	993.80	0.40	2.00

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P 500® Equal Weight Materials ETF (RSPM)

Actual	1,000.00	928.90	0.40	1.94

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)

Actual	1,000.00	901.30	0.40	1.91

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P 500® Equal Weight Technology ETF (RSPT)

Actual	1,000.00	1,019.60	0.40	2.03

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)

Actual	1,000.00	895.80	0.40	1.91

Hypothetical (5% return before expenses)	1,000.00	1,023.13	0.40	2.03

Invesco S&P MidCap 400® GARP ETF (GRPM)

Actual	1,000.00	970.90	0.38	1.88

Hypothetical (5% return before expenses)	1,000.00	1,023.23	0.38	1.93

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

76

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(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST1-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2023
RPG	Invesco S&P 500® Pure Growth ETF

RPV	Invesco S&P 500® Pure Value ETF

XLG	Invesco S&P 500® Top 50 ETF

RFG	Invesco S&P MidCap 400® Pure Growth ETF

RFV	Invesco S&P MidCap 400® Pure Value ETF

RZG	Invesco S&P SmallCap 600® Pure Growth ETF

RZV	Invesco S&P SmallCap 600® Pure Value ETF

2

Invesco S&P 500® Pure Growth ETF (RPG)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Consumer Discretionary-6.05%
AutoZone, Inc.(b)	10,781	$26,705,939
lululemon athletica, inc.(b)	47,100	18,532,908
O’Reilly Automotive, Inc., Class R(b)	30,946	28,793,396
Tractor Supply Co.(c)	83,158	16,012,904
Ulta Beauty, Inc.(b)	29,354	11,192,974

		101,238,121

Consumer Staples-3.74%
Dollar General Corp.	71,291	8,486,480
Dollar Tree, Inc.(b)(c)	104,663	11,627,013
Hershey Co. (The)	60,499	11,334,488
Kenvue, Inc.	664,507	12,359,830
Monster Beverage Corp.(b)	366,543	18,730,347

		62,538,158

Energy-29.56%
APA Corp.	908,103	36,069,851
Chevron Corp.	129,588	18,884,859
ConocoPhillips	287,629	34,170,325
Coterra Energy, Inc.	1,572,373	43,240,258
Devon Energy Corp.	389,087	18,119,782
Diamondback Energy, Inc.	293,697	47,085,503
EOG Resources, Inc.	211,026	26,642,033
EQT Corp.	954,737	40,461,754
Exxon Mobil Corp.	214,582	22,713,505
Hess Corp.	181,758	26,245,855
Marathon Oil Corp.	1,039,542	28,389,892
Occidental Petroleum Corp.(c)	425,036	26,271,475
ONEOK, Inc.	416,251	27,139,565
Pioneer Natural Resources Co.	148,065	35,387,535
Targa Resources Corp.	549,660	45,957,073
Williams Cos., Inc. (The)	525,416	18,074,310

		494,853,575

Financials-6.71%
Ameriprise Financial, Inc.	37,034	11,649,785
Arch Capital Group Ltd.(b)	310,903	26,949,072
Blackstone, Inc., Class A	150,056	13,857,672
Jack Henry & Associates, Inc.	79,126	11,155,975
Progressive Corp. (The)	109,286	17,277,024
Raymond James Financial, Inc.	158,012	15,080,665
W.R. Berkley Corp.	242,800	16,369,576

		112,339,769

Health Care-19.33%
AbbVie, Inc.	122,164	17,247,114
Amgen, Inc.	46,179	11,807,970
Bristol-Myers Squibb Co.	235,476	12,134,078
Danaher Corp.	72,640	13,948,333
DexCom, Inc.(b)	98,568	8,755,795
Elevance Health, Inc.	43,362	19,516,803
Eli Lilly and Co.	47,708	26,426,892
Gilead Sciences, Inc.	140,077	11,001,648
Hologic, Inc.(b)	212,465	14,058,809
Incyte Corp.(b)	253,882	13,691,856
Insulet Corp.(b)	58,096	7,701,787
Merck & Co., Inc.	136,972	14,067,024
Moderna, Inc.(b)	122,862	9,332,598

	Shares	Value
Health Care-(continued)
Molina Healthcare, Inc.(b)	78,694	$26,201,167
Pfizer, Inc.	440,541	13,462,933
Regeneron Pharmaceuticals, Inc.(b)	46,403	36,189,236
Thermo Fisher Scientific, Inc.	24,887	11,068,991
UnitedHealth Group, Inc.	27,498	14,726,829
Vertex Pharmaceuticals, Inc.(b)	116,793	42,291,913

		323,631,776

Industrials-8.08%
Axon Enterprise, Inc.(b)	118,738	24,280,734
Deere & Co.	37,071	13,544,260
Expeditors International of Washington, Inc.	234,096	25,574,988
J.B. Hunt Transport Services, Inc.	82,251	14,136,479
Quanta Services, Inc.	115,616	19,321,746
Rollins, Inc.(c)	392,607	14,765,949
Veralto Corp.(b)	24,236	1,672,284
W.W. Grainger, Inc.	30,067	21,943,799

		135,240,239

Information Technology-14.38%
Apple, Inc.	122,370	20,897,125
Arista Networks, Inc.(b)	122,822	24,609,844
Enphase Energy, Inc.(b)(c)	116,188	9,246,241
Fair Isaac Corp.(b)	21,873	18,501,714
Fortinet, Inc.(b)	360,474	20,608,299
KLA Corp.	64,471	30,282,029
Lam Research Corp.	38,842	22,847,641
Monolithic Power Systems, Inc.	41,259	18,225,751
ON Semiconductor Corp.(b)	216,695	13,573,775
Palo Alto Networks, Inc.(b)(c)	111,909	27,196,125
PTC, Inc.(b)	130,913	18,382,803
QUALCOMM, Inc.	110,510	12,044,485
SolarEdge Technologies, Inc.(b)(c)	56,356	4,280,238

		240,696,070

Materials-10.23%
Albemarle Corp.(c)	43,326	5,492,870
CF Industries Holdings, Inc.	403,628	32,201,442
FMC Corp.	109,778	5,840,190
Freeport-McMoRan, Inc.	393,570	13,294,795
Mosaic Co. (The)	909,850	29,551,928
Nucor Corp.	281,553	41,610,718
Steel Dynamics, Inc.	406,707	43,318,362

		171,310,305

Utilities-1.86%
PG&E Corp.(b)	1,906,041	31,068,468

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,667,338,096)		1,672,916,481

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.01%
Invesco Private Government Fund, 5.32%(d)(e)(f)	18,800,612	18,800,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Pure Growth ETF (RPG)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.53%(d)(e)(f)	48,354,529	$48,359,364

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,157,633)		67,159,976

TOTAL INVESTMENTS IN SECURITIES-103.95% (Cost $1,734,495,729)		1,740,076,457
OTHER ASSETS LESS LIABILITIES-(3.95)%		(66,172,414)

NET ASSETS-100.00%		$1,673,904,043

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,123,323	$14,891,742	$(16,015,065)	$-	$-	$-	$8,680

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	15,236,858	261,877,707	(258,313,953)	-	-	18,800,612	639,422	*

Invesco Private Prime Fund	39,180,492	472,065,543	(462,897,517)	2,343	8,503	48,359,364	1,687,216	*

Total	$55,540,673	$748,834,992	$(737,226,535)	$2,343	$8,503	$67,159,976	$2,335,318

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Pure Growth ETF (RPG)–(continued)

October 31, 2023

(Unaudited)

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2023

Energy	29.56

Health Care	19.33

Information Technology	14.38

Materials	10.23

Industrials	8.08

Financials	6.71

Consumer Discretionary	6.05

Consumer Staples	3.74

Utilities	1.86

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Pure Value ETF (RPV)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-8.20%
AT&T, Inc.	1,243,060	$19,143,124
Fox Corp., Class A(b)	294,241	8,941,984
Fox Corp., Class B	135,583	3,784,122
News Corp., Class A	682,966	14,123,737
News Corp., Class B(b)	211,471	4,533,938
Paramount Global, Class B(b)	3,115,813	33,900,045
Verizon Communications, Inc.	305,526	10,733,128
Warner Bros Discovery, Inc.(c)	3,050,922	30,326,165

		125,486,243

Consumer Discretionary-17.36%
Best Buy Co., Inc.	324,029	21,651,618
BorgWarner, Inc.(b)	532,685	19,656,077
CarMax, Inc.(b)(c)	553,254	33,798,287
Ford Motor Co.	2,956,483	28,825,709
General Motors Co.	1,239,867	34,964,249
Lennar Corp., Class A	297,204	31,705,723
Mohawk Industries, Inc.(c)	386,371	31,056,501
PulteGroup, Inc.	595,365	43,812,910
Whirlpool Corp.(b)	193,865	20,270,524

		265,741,598

Consumer Staples-7.67%
Kraft Heinz Co. (The)	428,517	13,481,145
Kroger Co. (The)	642,407	29,146,005
Molson Coors Beverage Co., Class B	461,017	26,632,952
Tyson Foods, Inc., Class A	558,296	25,877,020
Walgreens Boots Alliance, Inc.	1,052,977	22,196,755

		117,333,877

Energy-5.72%
Kinder Morgan, Inc.	554,799	8,987,744
Phillips 66	373,840	42,643,929
Valero Energy Corp.	282,663	35,898,201

		87,529,874

Financials-23.32%
Allstate Corp. (The)	92,325	11,829,602
American International Group, Inc.	390,856	23,963,381
Assurant, Inc	144,203	21,471,827
Bank of America Corp.	319,217	8,408,176
Bank of New York Mellon Corp. (The)	355,815	15,122,137
Berkshire Hathaway, Inc., Class B(c)	87,154	29,748,275
Capital One Financial Corp.	289,161	29,289,118
Citigroup, Inc.	799,276	31,563,409
Citizens Financial Group, Inc.	453,149	10,617,281
Fidelity National Information Services, Inc.	289,619	14,223,189
Franklin Resources, Inc.(b)	619,961	14,128,911
Global Payments, Inc.	96,206	10,219,001
Goldman Sachs Group, Inc. (The)	31,931	9,694,571
Hartford Financial Services Group, Inc. (The)	146,696	10,774,821
Invesco Ltd.(d)	1,480,419	19,201,034
Loews Corp.	418,658	26,798,299
M&T Bank Corp.	59,696	6,730,724
MetLife, Inc.	137,772	8,267,698
Prudential Financial, Inc.	128,815	11,778,844
State Street Corp.	166,269	10,745,965

	Shares	Value
Financials-(continued)
Synchrony Financial	359,048	$10,071,296
Truist Financial Corp.	325,716	9,237,306
Wells Fargo & Co.	325,163	12,931,733

		356,816,598

Health Care-10.01%
Cardinal Health, Inc.	267,143	24,310,013
Cencora, Inc.(b)	142,965	26,469,969
Centene Corp.(c)	364,507	25,143,693
CVS Health Corp.	272,809	18,826,549
DaVita, Inc.(c)	136,069	10,508,609
Universal Health Services, Inc., Class B	145,993	18,379,059
Viatris, Inc.	3,319,839	29,546,567

		153,184,459

Industrials-8.23%
Alaska Air Group, Inc.(c)	427,818	13,531,883
American Airlines Group, Inc.(b)(c)	1,313,207	14,642,258
Delta Air Lines, Inc.	439,799	13,743,719
FedEx Corp.	145,241	34,872,364
Southwest Airlines Co.(b)	251,417	5,589,000
Stanley Black & Decker, Inc.	276,184	23,489,449
United Airlines Holdings, Inc.(c)	574,541	20,114,681

		125,983,354

Information Technology-7.27%
Hewlett Packard Enterprise Co.	1,824,270	28,057,272
HP, Inc.	492,915	12,978,452
Intel Corp.	507,394	18,519,881
Micron Technology, Inc.	245,202	16,396,658
Western Digital Corp.(b)(c)	878,585	35,275,188

		111,227,451

Materials-9.49%
Celanese Corp.(b)	98,557	11,285,762
Dow, Inc.(b)	403,106	19,486,144
DuPont de Nemours, Inc.(b)	137,029	9,986,674
Eastman Chemical Co.	153,768	11,491,083
International Paper Co.	707,091	23,850,179
LyondellBasell Industries N.V., Class A	280,675	25,328,112
WestRock Co.	1,220,668	43,858,601

		145,286,555

Real Estate-0.62%
CBRE Group, Inc., Class A(c)	136,564	9,469,348

Utilities-1.97%
Evergy, Inc.	149,214	7,332,376
Exelon Corp.	322,601	12,562,083
Pinnacle West Capital Corp.	138,120	10,245,742

		30,140,201

Total Common Stocks & Other Equity Interests (Cost $1,928,689,328)		1,528,199,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Pure Value ETF (RPV)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $495,406)	495,406	$495,406

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,929,184,734)		1,528,694,964

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.07%
Invesco Private Government Fund, 5.32%(d)(e)(f)	34,559,810	34,559,810

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.53%(d)(e)(f)	88,882,392	$88,891,280

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $123,449,996)		123,451,090

TOTAL INVESTMENTS IN SECURITIES-107.96% (Cost $2,052,634,730)		1,652,146,054
OTHER ASSETS LESS LIABILITIES-(7.96)%		(121,885,052)

NET ASSETS-100.00%		$1,530,261,002

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Invesco Ltd.	$39,169,938	$2,153,461	$(14,559,388)	$(3,144,051)	$(4,418,926)	$19,201,034	$771,960

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	1,188,078	28,024,481	(28,717,153)	-	-	495,406	14,231

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	80,004,554	267,692,704	(313,137,448)	-	-	34,559,810	1,299,811	*
Invesco Private Prime Fund	205,725,996	555,549,923	(672,386,293)	26,439	(24,785)	88,891,280	3,493,476	*

Total	$326,088,566	$853,420,569	$(1,028,800,282)	$(3,117,612)	$(4,443,711)	$143,147,530	$5,579,478

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Pure Value ETF (RPV)–(continued)

October 31, 2023

(Unaudited)

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2023

Financials	23.32

Consumer Discretionary	17.36

Health Care	10.01

Materials	9.49

Industrials	8.23

Communication Services	8.20

Consumer Staples	7.67

Information Technology	7.27

Energy	5.72

Sector Types Each Less Than 3%	2.59

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Top 50 ETF (XLG)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-13.41%
Alphabet, Inc., Class A(b)	743,315	$92,230,525
Alphabet, Inc., Class C(b)	632,283	79,225,060
Comcast Corp., Class A	515,306	21,276,985
Meta Platforms, Inc., Class A(b)	278,457	83,890,740
Netflix, Inc.(b)	55,500	22,848,795
Verizon Communications, Inc.	526,107	18,482,139
Walt Disney Co. (The)(b)	229,274	18,706,466

		336,660,710

Consumer Discretionary-11.81%
Amazon.com, Inc.(b)	1,137,475	151,386,548
Home Depot, Inc. (The)	125,957	35,858,698
McDonald’s Corp.	91,303	23,936,908
NIKE,Inc.,Class B	153,093	15,733,368
Tesla, Inc.(b)	345,922	69,474,974

		296,390,496

Consumer Staples-7.22%
Coca-Cola Co. (The)	487,153	27,519,273
Costco Wholesale Corp.	55,471	30,644,399
Kenvue, Inc.	215,837	4,014,568
PepsiCo, Inc.	172,313	28,135,266
Philip Morris International, Inc.	194,348	17,328,068
Procter & Gamble Co. (The)	295,374	44,314,961
Walmart, Inc.	178,892	29,232,742

		181,189,277

Energy-3.40%
Chevron Corp.(c)	222,285	32,393,593
Exxon Mobil Corp.	501,562	53,090,338

		85,483,931

Financials-10.21%
Bank of America Corp.	865,097	22,786,655
Berkshire Hathaway, Inc., Class B(b)	228,394	77,957,724
JPMorgan Chase & Co.	364,156	50,639,533
Mastercard, Inc., Class A	104,266	39,240,509
Visa, Inc., Class A(c)	201,321	47,330,567
Wells Fargo & Co.	457,914	18,211,240

		256,166,228

Health Care-12.71%
Abbott Laboratories(c)	217,225	20,538,624
AbbVie, Inc.	221,087	31,213,063
Bristol-Myers Squibb Co.	261,554	13,477,877
Danaher Corp.	82,267	15,796,909
Eli Lilly and Co.	99,852	55,311,018
Johnson & Johnson	301,594	44,738,454
Merck & Co., Inc.	317,871	32,645,352

	Shares	Value
Health Care-(continued)
Pfizer, Inc.	706,548	$21,592,107
Thermo Fisher Scientific, Inc.	48,301	21,482,836
UnitedHealth Group, Inc.	115,984	62,116,391

		318,912,631

Industrials-0.07%
Veralto Corp.(b)	27,539	1,900,191

Information Technology-39.63%
Accenture PLC, Class A	79,209	23,532,202
Adobe, Inc.(b)	57,263	30,467,352
Advanced Micro Devices, Inc.(b)	202,243	19,920,935
Apple, Inc.	1,841,256	314,431,287
Broadcom, Inc.(c)	51,714	43,510,608
Cisco Systems, Inc.(c)	510,525	26,613,668
Intel Corp.	524,244	19,134,906
Microsoft Corp.	930,846	314,728,341
NVIDIA Corp.	309,403	126,174,543
Oracle Corp.	196,894	20,358,840
QUALCOMM, Inc.	139,887	15,246,284
Salesforce, Inc.(b)	121,990	24,499,252
Texas Instruments, Inc.	113,561	16,126,798

		994,745,016

Materials-0.93%
Linde PLC(c)	61,118	23,356,855

Utilities-0.59%
NextEra Energy, Inc.	253,419	14,774,328

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $2,254,493,587)		2,509,579,663

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.16%
Invesco Private Government Fund, 5.32%(d)(e)(f)	15,180,932	15,180,932
Invesco Private Prime Fund, 5.53%(d)(e)(f)	39,045,258	39,049,163

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,230,095)		54,230,095

TOTAL INVESTMENTS IN SECURITIES-102.14% (Cost $2,308,723,682)		2,563,809,758
OTHER ASSETS LESS LIABILITIES-(2.14)%		(53,835,277)

NET ASSETS-100.00%		$2,509,974,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Top 50 ETF (XLG)–(continued)

October 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$18,850,359	$(18,850,359)	$-	$-	$-	$16,060

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	10,832,299	184,450,388	(180,101,755)	-	-	15,180,932	526,961	*

Invesco Private Prime Fund	27,854,484	415,676,611	(404,487,225)	163	5,130	39,049,163	1,395,298	*

Total	$38,686,783	$618,977,358	$(603,439,339)	$163	$5,130	$54,230,095	$1,938,319

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2023

Information Technology	39.63

Communication Services	13.41

Health Care	12.71

Consumer Discretionary	11.81

Financials	10.21

Consumer Staples	7.22

Energy	3.40

Sector Types Each Less Than 3%	1.59

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400® Pure Growth ETF (RFG)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-2.41%
Nexstar Media Group, Inc., Class A	22,858	$3,201,949
TKO Group Holdings, Inc.(b)	32,007	2,623,934

		5,825,883

Consumer Discretionary-11.23%
Crocs, Inc.(b)(c)	17,204	1,536,661
Deckers Outdoor Corp.(c)	4,577	2,732,744
Floor & Decor Holdings, Inc., Class A(b)(c)	18,968	1,562,963
Grand Canyon Education, Inc.(c)	29,723	3,517,122
H&R Block, Inc.(b)	50,762	2,083,780
Murphy USA, Inc.	16,272	5,901,692
Service Corp. International	23,686	1,288,992
Tempur Sealy International, Inc.(b)	72,102	2,879,033
Texas Roadhouse, Inc.	21,874	2,221,086
Visteon Corp.(c)	9,813	1,129,771
Wingstop, Inc.(b)	12,277	2,243,867

		27,097,711

Consumer Staples-5.41%
Casey’s General Stores, Inc.	13,154	3,576,704
Celsius Holdings, Inc.(b)(c)	40,009	6,084,969
Darling Ingredients, Inc.(b)(c)	44,709	1,980,162
Lancaster Colony Corp.	8,332	1,409,524

		13,051,359

Energy-23.84%
Antero Resources Corp.(b)(c)	167,334	4,926,313
Civitas Resources, Inc.(b)	68,829	5,191,772
CNX Resources Corp.(b)(c)	224,053	4,866,431
DT Midstream, Inc.(b)	63,430	3,423,317
Matador Resources Co.	84,610	5,219,591
Murphy Oil Corp.	83,461	3,744,895
NOV, Inc.	112,500	2,245,500
PBF Energy, Inc., Class A	157,136	7,468,674
Range Resources Corp.(b)	177,800	6,372,352
Southwestern Energy Co.(c)	679,084	4,841,869
Valaris Ltd.(b)(c)	48,611	3,210,270
Weatherford International PLC(c)	64,495	6,003,840

		57,514,824

Financials-11.74%
Annaly Capital Management, Inc.(b)	275,651	4,302,912
Erie Indemnity Co., Class A(b)	8,705	2,404,234
FirstCash Holdings, Inc.	18,483	2,013,168
Jefferies Financial Group, Inc.	98,587	3,172,530
Kinsale Capital Group, Inc.	15,838	5,288,467
Morningstar, Inc.(b)	6,241	1,580,471
RLI Corp.	28,958	3,858,364
Selective Insurance Group, Inc.	16,050	1,670,965
SLM Corp.	190,692	2,478,996
WEX, Inc.(b)(c)	9,278	1,544,601

		28,314,708

Health Care-11.63%
Exelixis, Inc.(c)	90,225	1,857,733
Halozyme Therapeutics, Inc.(b)(c)	80,869	2,739,033
HealthEquity, Inc.(b)(c)	19,995	1,433,242
Inari Medical, Inc.(b)(c)	42,739	2,594,685
Jazz Pharmaceuticals PLC(b)(c)	15,067	1,913,810

	Shares	Value
Health Care-(continued)
Lantheus Holdings, Inc.(b)(c)	34,806	$2,248,468
Medpace Holdings, Inc.(c)	11,720	2,844,092
Neurocrine Biosciences, Inc.(c)	34,323	3,807,794
Option Care Health, Inc.(c)	70,314	1,949,807
Repligen Corp.(b)(c)	9,770	1,314,651
Shockwave Medical, Inc.(b)(c)	19,783	4,080,441
United Therapeutics Corp.(c)	5,748	1,280,999

		28,064,755

Industrials-17.56%
Avis Budget Group, Inc.(c)	15,205	2,475,374
Builders FirstSource, Inc.(c)	58,789	6,379,782
BWX Technologies, Inc.	30,628	2,275,048
Carlisle Cos., Inc.	7,671	1,949,124
Clean Harbors, Inc.(c)	18,133	2,786,498
Concentrix Corp.	16,539	1,260,437
EMCOR Group, Inc.	12,470	2,576,926
ExlService Holdings, Inc.(b)(c)	63,432	1,656,210
FTI Consulting, Inc.(b)(c)	10,866	2,306,417
KBR, Inc.	30,492	1,773,110
Landstar System, Inc.	17,963	2,959,943
Paylocity Holding Corp.(c)	7,348	1,318,231
RBC Bearings, Inc.(b)(c)	14,448	3,176,248
Simpson Manufacturing Co., Inc.	21,838	2,908,385
Toro Co. (The)	13,190	1,066,280
UFP Industries, Inc.	40,987	3,900,733
Valmont Industries, Inc.	8,166	1,607,967

		42,376,713

Information Technology-5.60%
Amkor Technology, Inc.	128,639	2,683,410
Belden, Inc.	25,343	1,796,819
Calix, Inc.(c)	24,278	804,087
Cirrus Logic, Inc.(c)	29,841	1,997,258
Dropbox, Inc., Class A(b)(c)	82,555	2,171,196
GoDaddy, Inc., Class A(c)	33,930	2,484,694
Onto Innovation, Inc.(b)(c)	14,032	1,576,776

		13,514,240

Materials-8.23%
Cabot Corp.(b)	27,732	1,843,623
Eagle Materials, Inc.	11,538	1,775,814
Louisiana-Pacific Corp.	58,503	3,000,034
MP Materials Corp.(b)(c)	78,841	1,292,993
Olin Corp.	39,636	1,693,250
Reliance Steel & Aluminum Co.	17,014	4,328,021
Silgan Holdings, Inc.	44,072	1,765,524
Westlake Corp.(b)	36,122	4,167,034

		19,866,293

Utilities-2.28%
Essential Utilities, Inc.	59,663	1,996,324
OGE Energy Corp.	54,069	1,849,160
ONE Gas, Inc.(b)	27,386	1,654,114

		5,499,598

Total Common Stocks & Other Equity Interests (Cost $233,358,024)		241,126,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400® Pure Growth ETF (RFG)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $225,062)	225,062	$225,062

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $233,583,086)		241,351,146

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-23.16%
Invesco Private Government Fund, 5.32%(d)(e)(f)	14,854,081	14,854,081

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.53%(d)(e)(f)	41,012,679	$41,016,780

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,869,618)		55,870,861

TOTAL INVESTMENTS IN SECURITIES-123.18% (Cost $289,452,704)		297,222,007
OTHER ASSETS LESS LIABILITIES-(23.18)%		(55,926,618)

NET ASSETS-100.00%		$241,295,389

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$210,840	$1,526,119	$(1,511,897)	$-	$-	$225,062	$1,760

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	12,371,070	85,015,800	(82,532,789)	-	-	14,854,081	300,179	*

Invesco Private Prime Fund	31,811,322	163,608,944	(154,406,891)	1,674	1,731	41,016,780	801,063	*

Total	$44,393,232	$250,150,863	$(238,451,577)	$1,674	$1,731	$56,095,923	$1,103,002

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400® Pure Growth ETF (RFG)–(continued)

October 31, 2023

(Unaudited)

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2023

Energy	23.84

Industrials	17.56

Financials	11.74

Health Care	11.63

Consumer Discretionary	11.23

Materials	8.23

Information Technology	5.60

Consumer Staples	5.41

Sector Types Each Less Than 3%	4.69

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P MidCap 400® Pure Value ETF (RFV)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-0.48%
Frontier Communications Parent, Inc.(b)(c)	61,603	$1,103,926

Consumer Discretionary-34.36%
Adient PLC(b)	119,786	4,035,590
Gap, Inc. (The)(c)	289,435	3,704,768
Goodyear Tire & Rubber Co. (The)(b)(c)	795,053	9,461,131
Graham Holdings Co., Class B(c)	6,588	3,812,607
KB Home	213,490	9,436,258
Lear Corp.(c)	21,935	2,846,285
Lithia Motors, Inc., Class A	25,539	6,185,801
Macy’s, Inc.(c)	213,989	2,606,386
Nordstrom, Inc.(c)	187,669	2,623,613
Penske Automotive Group, Inc.(c)	29,897	4,277,663
PVH Corp.	81,426	6,054,023
Skechers U.S.A., Inc., Class A(b)	33,355	1,608,378
Taylor Morrison Home Corp., Class A(b)(c)	230,618	8,837,282
Thor Industries, Inc.	71,387	6,277,059
Toll Brothers, Inc.	88,284	6,242,562
Topgolf Callaway Brands Corp.(b)(c)	113,150	1,382,693

		79,392,099

Consumer Staples-2.36%
Pilgrim’s Pride Corp.(b)(c)	160,219	4,085,584
Post Holdings, Inc.(b)(c)	17,188	1,379,853

		5,465,437

Energy-0.73%
Chesapeake Energy Corp.(c)	19,538	1,681,831

Financials-14.99%
Associated Banc-Corp	70,477	1,142,432
Brighthouse Financial, Inc.(b)	136,771	6,195,726
CNO Financial Group, Inc.(c)	73,602	1,706,094
Essent Group Ltd.	43,065	2,034,391
F.N.B. Corp.(c)	125,768	1,344,460
First American Financial Corp.(c)	51,702	2,659,551
Janus Henderson Group PLC(c)	85,449	1,971,309
Kemper Corp.	34,961	1,394,245
MGIC Investment Corp.	157,481	2,651,980
New York Community Bancorp, Inc.(c)	365,090	3,461,053
Old Republic International Corp.	93,110	2,549,352
Reinsurance Group of America, Inc.	11,141	1,665,245
Starwood Property Trust, Inc.(c)	76,379	1,355,727
Unum Group	92,424	4,519,534

		34,651,099

Health Care-5.34%
Enovis Corp.(b)(c)	66,973	3,074,061
Patterson Cos., Inc.(c)	87,102	2,653,127
Perrigo Co. PLC.	77,157	2,132,619
Tenet Healthcare Corp.(b)(c)	83,347	4,475,734

		12,335,541

Industrials-10.07%
Fluor Corp.(b)	74,086	2,466,323
GXO Logistics, Inc.(b)	47,282	2,388,214
Hertz Global Holdings, Inc.(b)(c)	84,764	714,560
ManpowerGroup, Inc.	53,826	3,766,205

	Shares	Value
Industrials-(continued)
Ryder System, Inc.	49,270	$4,805,796
XPO, Inc.(b)	120,369	9,125,174

		23,266,272

Information Technology-14.89%
Arrow Electronics, Inc.(b)(c)	53,368	6,052,465
Avnet, Inc.	148,196	6,865,921
Coherent Corp.(b)	52,111	1,542,486
Jabil, Inc.	51,763	6,356,496
Kyndryl Holdings, Inc.(b)	238,302	3,486,358
MKS Instruments, Inc.	20,210	1,326,989
NCR Voyix Corp.(b)(c)	148,497	2,270,519
TD SYNNEX Corp.(c)	55,950	5,129,496
Vishay Intertechnology, Inc.(c)	61,622	1,370,473

		34,401,203

Materials-9.76%
Alcoa Corp.	38,368	983,755
Avient Corp.(c)	63,145	1,996,645
Cleveland-Cliffs, Inc.(b)(c)	393,644	6,605,346
Greif, Inc., Class A(c)	34,526	2,192,401
United States Steel Corp.(c)	317,722	10,767,599

		22,545,746

Real Estate-5.88%
Cousins Properties, Inc.	81,674	1,459,514
Jones Lang LaSalle, Inc.(b)(c)	19,275	2,465,658
Kilroy Realty Corp.(c)	40,271	1,150,945
Medical Properties Trust, Inc.(c)	177,710	849,454
Park Hotels & Resorts, Inc.(c)	340,698	3,928,248
Sabra Health Care REIT, Inc.	105,116	1,433,782
Vornado Realty Trust(c)	120,063	2,305,210

		13,592,811

Utilities-1.13%
Southwest Gas Holdings, Inc.	24,045	1,409,277
UGI Corp.(c)	58,017	1,206,754

		2,616,031

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $252,496,956)		231,051,996

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-20.65%
Invesco Private Government Fund, 5.32%(d)(e)(f)	13,444,279	13,444,279
Invesco Private Prime Fund, 5.53%(d)(e)(f)	34,270,037	34,273,464

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,717,212)		47,717,743

TOTAL INVESTMENTS IN SECURITIES-120.64% (Cost $300,214,168)		278,769,739
OTHER ASSETS LESS LIABILITIES-(20.64)%		(47,698,143)

NET ASSETS-100.00%		$231,071,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P MidCap 400® Pure Value ETF (RFV)–(continued)

October 31, 2023

(Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$110,321	$9,982,547	$(10,092,868)	$-	$-	$-	$5,296

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	14,295,372	79,774,494	(80,625,587)	-	-	13,444,279	352,373	*

Invesco Private Prime Fund	36,759,529	155,110,300	(157,597,736)	2,898	(1,527)	34,273,464	938,739	*

Total	$51,165,222	$244,867,341	$(248,316,191)	$2,898	$(1,527)	$47,717,743	$1,296,408

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2023

Consumer Discretionary	34.36

Financials	14.99

Information Technology	14.89

Industrials	10.07

Materials	9.76

Real Estate	5.88

Health Care	5.34

Sector Types Each Less Than 3%	4.70

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.47%
ATN International, Inc.	17,463	$540,480
Cars.com, Inc.(b)	45,099	686,858

		1,227,338

Consumer Discretionary-8.39%
Adtalem Global Education, Inc.(b)	23,614	1,223,205
Cavco Industries, Inc.(b)	2,960	738,550
Ethan Allen Interiors, Inc.	20,236	531,397
Green Brick Partners, Inc.(b)	42,447	1,642,699
Jack in the Box, Inc.(c)	10,324	652,270
Monarch Casino & Resort, Inc.	12,479	751,111
Stride, Inc.(b)(c)	16,466	905,301
XPEL, Inc.(b)(c)(d)	12,256	567,453

		7,011,986

Consumer Staples-5.81%
Cal-Maine Foods, Inc.	17,126	775,979
e.l.f. Beauty, Inc.(b)	14,618	1,354,065
Hostess Brands, Inc.(b)	16,917	565,028
Medifast, Inc.(c)	4,179	289,020
MGP Ingredients, Inc.(c)	7,161	677,860
Simply Good Foods Co. (The)(b)(c)	20,653	770,150
Tootsie Roll Industries, Inc.(c)	13,660	424,963

		4,857,065

Energy-12.03%
Comstock Resources, Inc.(c)	130,397	1,643,002
CONSOL Energy, Inc.	6,957	639,279
Dorian LPG Ltd.	55,293	1,767,717
Northern Oil and Gas, Inc.	30,771	1,179,760
REX American Resources Corp.(b)	43,693	1,660,771
RPC, Inc.	47,565	395,741
SM Energy Co.	40,103	1,616,953
Vital Energy, Inc.(b)(c)	22,951	1,148,468

		10,051,691

Financials-13.93%
ARMOUR Residential REIT, Inc.(c)	49,472	720,807
Avantax, Inc.(b)	26,837	692,663
BancFirst Corp.	5,796	470,114
Bancorp, Inc. (The)(b)	13,684	487,835
Banner Corp.	5,127	216,411
City Holding Co.(c)	4,682	425,032
CVB Financial Corp.(c)	12,692	198,249
Dime Community Bancshares, Inc.	17,654	324,657
First Bancorp	53,063	708,391
Hanmi Financial Corp.	29,285	429,904
Heritage Financial Corp.	12,890	209,720
Mr. Cooper Group, Inc.(b)	28,964	1,637,335
NBT Bancorp, Inc.(c)	11,477	384,135
OFG Bancorp	34,229	1,013,863
Palomar Holdings, Inc.(b)(c)	12,664	634,213
Piper Sandler Cos	5,544	775,328
Preferred Bank(c)	7,336	437,005
ServisFirst Bancshares, Inc.(c)	5,791	273,104
Stellar Bancorp, Inc.(c)	18,616	404,712
StoneX Group, Inc.(b)	12,561	1,197,314

		11,640,792

	Shares	Value
Health Care-16.28%
AdaptHealth Corp.(b)(c)	31,316	$229,546
Addus HomeCare Corp.(b)	3,479	274,493
AMN Healthcare Services, Inc.(b)	9,621	729,849
Amphastar Pharmaceuticals, Inc.(b)	23,785	1,076,747
Arcus Biosciences, Inc.(b)(c)	20,039	314,813
Catalyst Pharmaceuticals, Inc.(b)(c)	78,537	974,644
Collegium Pharmaceutical, Inc.(b)	16,941	368,636
Corcept Therapeutics, Inc.(b)	29,351	824,176
Cross Country Healthcare, Inc.(b)(c)	46,791	1,083,680
Cytokinetics, Inc.(b)(c)	27,337	952,968
Dynavax Technologies Corp.(b)(c)	94,093	1,337,062
Ensign Group, Inc. (The)(c)	8,901	859,837
Innoviva, Inc.(b)(c)	57,269	710,708
NextGen Healthcare, Inc.(b)(c)	20,717	495,551
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,880	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
Pacira BioSciences, Inc.(b)	7,432	210,028
Privia Health Group, Inc.(b)(c)	17,253	362,658
REGENXBIO, Inc.(b)(c)	33,360	430,010
Supernus Pharmaceuticals, Inc.(b)	16,867	402,278
UFP Technologies, Inc.(b)(c)	5,643	879,857
Veradigm, Inc.(b)(c)	25,737	339,471
Vir Biotechnology, Inc.(b)	64,712	513,166
Xencor, Inc.(b)(c)	13,509	234,381

		13,604,559

Industrials-18.23%
AAON, Inc.(c)	13,016	709,112
AeroVironment, Inc.(b)	4,184	479,737
Applied Industrial Technologies, Inc.	3,656	561,233
Boise Cascade Co.	15,673	1,469,344
Comfort Systems USA, Inc.	7,216	1,312,230
Encore Wire Corp.(c)	8,540	1,527,208
EnPro Industries, Inc.	4,476	497,105
Forward Air Corp.	6,731	433,544
Franklin Electric Co., Inc.	4,698	407,411
Hillenbrand, Inc.	8,809	335,006
Lindsay Corp.	4,994	623,850
Marten Transport Ltd.	35,605	625,936
Matson, Inc.	18,486	1,609,206
Mueller Industries, Inc.(c)	28,992	1,093,288
NV5 Global, Inc.(b)	3,958	373,437
PGT Innovations, Inc.(b)	40,700	1,218,558
Sun Country Airlines Holdings, Inc.(b)(c)	33,376	434,555
Titan International, Inc.(b)	58,121	660,255
Verra Mobility Corp., Class A(b)	43,650	862,960

		15,233,975

Information Technology-17.62%
A10 Networks, Inc.	21,029	228,585
Advanced Energy Industries, Inc.(c)	11,849	1,033,944
Agilysys, Inc.(b)	6,650	570,504
Alpha & Omega Semiconductor Ltd.(b)	23,646	560,883
Axcelis Technologies, Inc.(b)(c)	17,178	2,190,195
Badger Meter, Inc.	3,760	520,948
Clearfield, Inc.(b)(c)	12,685	304,694
CTS Corp.	10,626	397,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Digi International, Inc.(b)(c)	12,626	$317,923
Diodes, Inc.(b)	6,061	394,450
DoubleVerify Holdings, Inc.(b)	33,933	944,355
Extreme Networks, Inc.(b)	18,287	377,078
Fabrinet (Thailand)(b)	5,144	797,320
Harmonic, Inc.(b)(c)	47,120	508,425
Kulicke & Soffa Industries, Inc. (Singapore)	19,150	796,831
MaxLinear, Inc.(b)	11,441	173,903
NetScout Systems, Inc.(b)	10,194	222,535
Photronics, Inc.(b)	49,215	903,587
Plexus Corp.(b)(c)	5,039	495,434
Progress Software Corp.	9,855	506,350
Rambus, Inc.(b)	28,858	1,567,855
SPS Commerce, Inc.(b)	2,535	406,462
Veeco Instruments, Inc.(b)(c)	20,903	500,418

		14,720,198

Materials-3.70%
Hawkins, Inc.(c)	22,498	1,292,060
Innospec, Inc.	4,561	446,978
Kaiser Aluminum Corp.	9,710	551,528
Livent Corp.(b)(c)	16,822	245,433
Myers Industries, Inc.	32,816	550,324

		3,086,323

Real Estate-1.66%
Marcus & Millichap, Inc.(c)	17,264	495,477
St. Joe Co. (The)	19,056	888,772

		1,384,249

	Shares	Value
Utilities-0.82%
SJW Group	5,322	$332,518
Unitil Corp.	7,731	353,075

		685,593

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $85,586,104)		83,503,769

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-27.66%
Invesco Private Government Fund, 5.32%(f)(g)(h)	6,468,875	6,468,875
Invesco Private Prime Fund, 5.53%(f)(g)(h)	16,636,951	16,638,615

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,107,004)		23,107,490

TOTAL INVESTMENTS IN SECURITIES-127.60% (Cost $108,693,108)		106,611,259
OTHER ASSETS LESS LIABILITIES-(27.60)%		(23,059,906)

NET ASSETS-100.00%		$83,551,353

Investment Abbreviations:

REIT-Real Estate Investment Trust

Rts. -Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2023 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,504,713	$(1,504,713)	$-	$-	$-	$1,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$7,134,462	$25,631,384	$(26,296,971)	$ -	$ -	$6,468,875	$175,592	*

Invesco Private Prime Fund	20,506,800	56,928,035	(60,798,051)	2,254	(423)	16,638,615	466,494	*

Total	$27,641,262	$84,064,132	$(88,599,735)	$2,254	$(423)	$23,107,490	$643,108

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2023

Industrials	18.23

Information Technology	17.62

Health Care	16.28

Financials	13.93

Energy	12.03

Consumer Discretionary	8.39

Consumer Staples	5.81

Materials	3.70

Sector Types Each Less Than 3%	3.95

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

October 31, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-7.49%
AMC Networks, Inc., Class A(b)(c)	137,922	$1,627,480
Consolidated Communications Holdings, Inc.(b)	367,904	1,534,160
DISH Network Corp., Class A(b)(c)	450,449	2,207,200
E.W. Scripps Co. (The), Class A(b)(c)	146,575	801,765
Lumen Technologies, Inc.(b)(c)	1,342,450	1,959,977
Marcus Corp. (The)(c)	41,466	644,382
Scholastic Corp.	14,075	519,367
Telephone & Data Systems, Inc.	281,012	5,111,608
Thryv Holdings, Inc.(b)(c)	46,048	802,617

		15,208,556

Consumer Discretionary-32.41%
Abercrombie & Fitch Co., Class A(b)(c)	68,913	4,191,289
American Axle & Manufacturing Holdings, Inc.(b)	125,765	848,914
American Eagle Outfitters, Inc.(c)	57,129	998,044
America’s Car-Mart, Inc.(b)(c)	31,477	2,108,329
Caleres, Inc.(c)	58,205	1,488,884
Century Communities, Inc.	52,993	3,259,069
Chico’s FAS, Inc.(b)	151,571	1,133,751
Dana, Inc.	136,779	1,570,223
Designer Brands, Inc., Class A(c)	111,913	1,131,440
Foot Locker, Inc.(c)	124,637	2,616,131
G-III Apparel Group Ltd.(b)(c)	216,373	5,528,330
Group 1 Automotive, Inc.(c)	10,114	2,552,066
Guess?, Inc.(c)	35,861	771,011
Hanesbrands, Inc.(c)	252,638	1,058,553
Kohl’s Corp.(c)	151,198	3,409,515
La-Z-Boy, Inc.(c)	48,735	1,425,011
LGI Homes, Inc.(b)(c)	5,580	527,366
M.D.C. Holdings, Inc.	72,449	2,749,439
M/I Homes, Inc.(b)	68,659	5,634,844
MarineMax, Inc.(b)(c)	71,908	1,968,841
Meritage Homes Corp.	19,998	2,280,172
Newell Brands, Inc.(c)	163,582	1,099,271
ODP Corp. (The)(b)	35,736	1,605,261
Patrick Industries, Inc.(c)	33,764	2,537,365
Phinia, Inc.	38,101	986,054
Sally Beauty Holdings, Inc.(b)(c)	86,162	732,377
Shoe Carnival, Inc.(c)	40,291	921,858
Signet Jewelers Ltd.(c)	14,799	1,033,414
Sleep Number Corp.(b)(c)	26,090	424,484
Sonic Automotive, Inc., Class A(c)	32,428	1,551,680
Standard Motor Products, Inc.	19,861	693,745
Tri Pointe Homes, Inc.(b)	123,850	3,103,681
Upbound Group, Inc.(c)	51,994	1,354,964
Urban Outfitters, Inc.(b)	31,745	1,099,012
Wolverine World Wide, Inc.(c)	170,316	1,371,044

		65,765,432

Consumer Staples-2.96%
B&G Foods, Inc.	100,165	808,332
Fresh Del Monte Produce, Inc.	100,500	2,512,500
SpartanNash Co.	51,552	1,159,404

	Shares	Value
Consumer Staples-(continued)
United Natural Foods, Inc.(b)(c)	43,051	$627,684
Universal Corp.	20,020	900,900

		6,008,820

Energy-4.02%
Bristow Group, Inc.(b)	47,983	1,254,275
Helix Energy Solutions Group, Inc.(b)	141,496	1,386,661
Oil States International, Inc.(b)	254,353	1,846,603
Par Pacific Holdings, Inc.(b)	64,118	2,104,353
World Kinect Corp.	84,992	1,572,352

		8,164,244

Financials-12.88%
Ambac Financial Group, Inc.(b)	61,863	750,398
Apollo Commercial Real Estate Finance, Inc.(c)	74,296	739,988
Blackstone Mortgage Trust, Inc., Class A(c)	36,315	724,484
Bread Financial Holdings, Inc.	35,580	961,727
Encore Capital Group, Inc.(b)(c)	19,394	730,766
Enova International, Inc.(b)	14,158	564,621
EZCORP, Inc., Class A(b)(c)	177,929	1,459,018
Genworth Financial, Inc., Class A(b)	608,521	3,645,041
Green Dot Corp., Class A(b)(c)	35,812	400,378
Hilltop Holdings, Inc.	19,561	540,275
Hope Bancorp, Inc.	52,076	456,186
Lincoln National Corp.(c)	49,727	1,082,557
Navient Corp.(c)	103,543	1,647,369
NCR Atleos Corp.(b)(c)	64,628	1,425,694
PacWest Bancorp(c)	89,852	636,152
ProAssurance Corp.	34,673	589,441
PROG Holdings, Inc.(b)(c)	66,731	1,827,762
Radian Group, Inc.	54,601	1,383,589
Ready Capital Corp.	50,485	476,074
SiriusPoint Ltd. (Bermuda)(b)	167,805	1,652,879
Stewart Information Services Corp.(c)	58,703	2,563,560
United Fire Group, Inc.	27,622	556,307
World Acceptance Corp.(b)(c)	13,385	1,320,029

		26,134,295

Health Care-1.65%
Enhabit, Inc.(b)(c)	183,085	1,349,337
Orthofix Medical, Inc.(b)	28,273	312,134
Owens & Minor, Inc.(b)(c)	78,019	1,118,012
Phibro Animal Health Corp., Class A(c)	52,199	570,013

		3,349,496

Industrials-21.49%
ABM Industries, Inc.	23,052	906,866
Allegiant Travel Co.(c)	9,209	613,503
American Woodmark Corp.(b)	25,717	1,728,954
ArcBest Corp.	16,176	1,761,243
AZZ, Inc.(c)	16,455	777,828
CoreCivic, Inc.(b)	75,001	952,513
Deluxe Corp.(c)	87,154	1,485,976
DXP Enterprises, Inc.(b)	61,895	2,017,777
Enviri Corp.(b)	244,913	1,405,801
GEO Group, Inc. (The)(b)(c)	107,950	943,483
GMS, Inc.(b)	21,216	1,240,712
Granite Construction, Inc.	16,867	682,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600® Pure Value ETF (RZV)–(continued)

October 31, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Greenbrier Cos., Inc. (The)	47,039	$1,627,079
Heidrick & Struggles International, Inc.	35,074	853,701
HNI Corp.	23,688	821,737
Interface, Inc.	73,034	649,272
JetBlue Airways Corp.(b)(c)	498,970	1,876,127
Kaman Corp.	58,616	1,090,844
Kelly Services, Inc., Class A	186,348	3,326,312
MillerKnoll, Inc.	72,119	1,694,796
OPENLANE, Inc.(b)(c)	61,178	821,620
Pitney Bowes, Inc.(c)	201,414	650,567
Powell Industries, Inc.	26,469	2,028,849
Proto Labs, Inc.(b)(c)	32,316	762,981
Resideo Technologies, Inc.(b)	125,769	1,821,135
RXO, Inc.(b)(c)	73,251	1,282,625
SkyWest, Inc.(b)	169,453	7,145,833
TrueBlue, Inc.(b)	88,419	978,798
Veritiv Corp.	9,750	1,651,747

		43,601,455

Information Technology-6.64%
Benchmark Electronics, Inc.(c)	66,419	1,608,004
Cerence, Inc.(b)(c)	38,094	583,219
DXC Technology Co.(b)	101,335	2,043,927
Ichor Holdings Ltd.(b)(c)	22,687	550,386
Insight Enterprises, Inc.(b)(c)	12,726	1,823,636
PC Connection, Inc.	16,748	897,358
ScanSource, Inc.(b)	75,942	2,308,637
SMART Global Holdings, Inc.(b)(c)	45,750	626,775
TTM Technologies, Inc.(b)	64,072	736,187
Viasat, Inc.(b)(c)	31,731	585,120
Xerox Holdings Corp.(c)	134,075	1,721,523

		13,484,772

Materials-6.67%
AdvanSix, Inc.	20,652	568,963
Century Aluminum Co.(b)(c)	217,971	1,440,788
Clearwater Paper Corp.(b)	50,869	1,719,881
Koppers Holdings, Inc.	54,062	1,977,047
Mativ Holdings, Inc., Class A(c)	95,373	1,249,386
Minerals Technologies, Inc.	8,961	484,432
Olympic Steel, Inc.	81,314	4,128,312
SunCoke Energy, Inc.	206,003	1,959,088

		13,527,897

	Shares	Value
Real Estate-3.74%
Anywhere Real Estate, Inc.(b)(c)	425,640	$1,987,739
Brandywine Realty Trust	137,946	515,918
Cushman & Wakefield PLC(b)(c)	143,801	1,059,813
Hudson Pacific Properties, Inc.(c)	111,139	495,680
JBG SMITH Properties(c)	51,934	668,391
Pebblebrook Hotel Trust(c)	93,623	1,116,923
Service Properties Trust	85,853	622,434
SL Green Realty Corp.	38,308	1,122,041

		7,588,939

Total Common Stocks & Other Equity Interests (Cost $212,703,002)		202,833,906

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.27%(d)(e) (Cost $55,383)	55,383	55,383

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $212,758,385)		202,889,289

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-28.86%
Invesco Private Government Fund, 5.32%(d)(e)(f)	16,397,396	16,397,396
Invesco Private Prime Fund, 5.53%(d)(e)(f)	42,171,237	42,175,454

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,570,818)		58,572,850

TOTAL INVESTMENTS IN SECURITIES-128.84% (Cost $271,329,203)		261,462,139
OTHER ASSETS LESS LIABILITIES-(28.84)%		(58,525,241)

NET ASSETS-100.00%		$202,936,898

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$10,655	$1,622,570	$(1,577,842)	$ -	$-	$ 55,383	$907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap 600® Pure Value ETF (RZV)–(continued)

October 31, 2023

(Unaudited)

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$19,104,887	$48,324,426	$(51,031,917)	$-	$-	$16,397,396	$425,806	*

Invesco Private Prime Fund	49,126,853	95,334,386	(102,290,684)	8,037	(3,138)	42,175,454	1,131,068	*

Total	$68,242,395	$145,281,382	$(154,900,443)	$8,037	$(3,138)	$58,628,233	$1,557,781

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2023

Consumer Discretionary	32.41

Industrials	21.49

Financials	12.88

Communication Services	7.49

Materials	6.67

Information Technology	6.64

Energy	4.02

Real Estate	3.74

Sector Types Each Less Than 3%	4.61

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Statements of Assets and Liabilities

October 31, 2023

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Assets:
Unaffiliated investments in securities, at value(a)	$1,672,916,481	$1,508,998,524	$2,509,579,663
Affiliated investments in securities, at value	67,159,976	143,147,530	54,230,095
Cash	-	33,797	-
Receivable for:
Dividends	1,615,340	1,984,286	1,488,231
Securities lending	12,804	18,056	6,449
Investments sold	11,081,050	-	-
Fund shares sold	-	-	6,029,721

Total assets	1,752,785,651	1,654,182,193	2,571,334,159

Liabilities:
Due to custodian	76,169	-	697,051
Payable for:
Investments purchased	-	-	6,009,505
Collateral upon return of securities loaned	67,157,633	123,449,996	54,230,095
Fund shares repurchased	11,131,718	-	-
Accrued unitary management fees	516,088	471,195	423,027

Total liabilities	78,881,608	123,921,191	61,359,678

Net Assets	$1,673,904,043	$1,530,261,002	$2,509,974,481

Net assets consist of:
Shares of beneficial interest	$2,444,479,116	$2,614,698,464	$2,218,062,342
Distributable earnings (loss)	(770,575,073)	(1,084,437,462)	291,912,139

Net Assets	$1,673,904,043	$1,530,261,002	$2,509,974,481

Shares outstanding (unlimited amount authorized, $0.01 par value)	57,141,495	22,052,836	74,927,850
Net asset value	$29.29	$69.39	$33.50

Market price	$29.30	$69.41	$33.50

Unaffiliated investments in securities, at cost	$1,667,338,096	$1,893,347,336	$2,254,493,587

Affiliated investments in securities, at cost	$67,157,633	$159,287,394	$54,230,095

(a)Includes securities on loan with an aggregate value of:	$66,633,846	$120,933,293	$53,611,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400® Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$241,126,084	$231,051,996	$83,503,769	$202,833,906
56,095,923	47,717,743	23,107,490	58,628,233
-	-	-	-

10,714	106,883	78,345	103,272
5,673	6,134	2,586	7,357
-	2,795,554	-	2,546,149
-	-	-	-

297,238,394	281,678,310	106,692,190	264,118,917

-	23,309	8,432	-

-	-	-	-
55,869,618	47,717,212	23,107,004	58,570,818
-	2,794,624	-	2,547,222
73,387	71,569	25,401	63,979

55,943,005	50,606,714	23,140,837	61,182,019

$241,295,389	$231,071,596	$83,551,353	$202,936,898

$486,915,594	$332,031,656	$225,262,262	$408,864,147
(245,620,205)	(100,960,060)	(141,710,909)	(205,927,249)

$241,295,389	$231,071,596	$83,551,353	$202,936,898

6,450,105	2,480,499	2,180,012	2,390,040
$37.41	$93.16	$38.33	$84.91

$37.40	$93.14	$38.31	$84.84

$233,358,024	$252,496,956	$85,586,104	$212,703,002

$56,094,680	$47,717,212	$23,107,004	$58,626,201

$55,095,952	$46,741,821	$22,859,357	$57,509,653

23

Statements of Operations

For the six months ended October 31, 2023

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Investment income:
Unaffiliated dividend income	$14,437,135	$25,245,133	$14,756,075
Affiliated dividend income	8,680	786,191	16,060
Securities lending income, net	54,662	134,113	128,527
Foreign withholding tax	-	-	-

Total investment income	14,500,477	26,165,437	14,900,662

Expenses:
Unitary management fees	3,242,135	3,480,590	2,410,948

Less: Waivers	(228)	(387)	(373)

Net expenses	3,241,907	3,480,203	2,410,575

Net investment income	11,258,570	22,685,234	12,490,087

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(6,662,934)	(107,067,493)	(12,689,100)
Affiliated investment securities	8,503	(24,785)	5,130
Unaffiliated in-kind redemptions	15,153,926	(2,652,368)	160,764,102
Affiliated in-kind redemptions	-	(4,418,926)	-
Short Sales	-	-	-

Net realized gain (loss)	8,499,495	(114,163,572)	148,080,132

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(78,207,012)	(60,312,735)	(36,362,708)
Affiliated investment securities	2,343	(3,117,612)	163

Change in net unrealized appreciation (depreciation)	(78,204,669)	(63,430,347)	(36,362,545)

Net realized and unrealized gain (loss)	(69,705,174)	(177,593,919)	111,717,587

Net increase (decrease) in net assets resulting from operations	$(58,446,604)	$(154,908,685)	$124,207,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400® Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$1,664,909	$2,252,936	$805,561	$1,951,327
1,760	5,296	1,022	907
26,296	39,395	19,489	52,621
-	-	(2,917)	-

1,692,965	2,297,627	823,155	2,004,855

444,246	432,654	161,006	419,358

(38)	(96)	(24)	(23)

444,208	432,558	160,982	419,335

1,248,757	1,865,069	662,173	1,585,520

4,048,807	(10,401,322)	(1,490,971)	(23,549,891)
1,731	(1,527)	(423)	(3,138)
2,015,486	4,360,914	620,051	2,920,258
-	-	-	-
-	-	-	21

6,066,024	(6,041,935)	(871,343)	(20,632,750)

(46,880)	(58,423)	1,215,181	10,902,757
1,674	2,898	2,254	8,037

(45,206)	(55,525)	1,217,435	10,910,794

6,020,818	(6,097,460)	346,092	(9,721,956)

$7,269,575	$(4,232,391)	$1,008,265	$(8,136,436)

25

Statements of Changes in Net Assets

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)				Invesco S&P 500® Pure Value ETF (RPV)
	Six Months Ended October 31, 2023		Year Ended April 30, 2023		Six Months Ended October 31, 2023	Year Ended April 30, 2023
Operations:
Net investment income	$11,258,570		$26,904,774		$22,685,234	$84,026,986
Net realized gain (loss)	8,499,495		(342,165,371)		(114,163,572)	51,692,915
Change in net unrealized appreciation (depreciation)	(78,204,669)		246,770,356		(63,430,347)	(370,038,298)

Net increase (decrease) in net assets resulting from operations	(58,446,604)		(68,490,241)		(154,908,685)	(234,318,397)

Distributions to Shareholders from:
Distributable earnings	(12,029,410)		(26,468,365)		(24,428,800)	(90,174,466)

Shareholder Transactions:
Proceeds from shares sold	49,754,893		378,316,431		66,992,497	2,089,690,422
Value of shares repurchased	(259,420,533)		(611,648,460)		(1,076,548,328)	(2,819,284,239)

Net increase (decrease) in net assets resulting from share transactions	(209,665,640)		(233,332,029)		(1,009,555,831)	(729,593,817)

Net increase (decrease) in net assets	(280,141,654)		(328,290,635)		(1,188,893,316)	(1,054,086,680)

Net assets:
Beginning of period	1,954,045,697		2,282,336,332		2,719,154,318	3,773,240,998

End of period	$1,673,904,043		$1,954,045,697		$1,530,261,002	$2,719,154,318

Changes in Shares Outstanding:
Shares sold	1,620,000	(a)	12,100,000	(a)	900,000	26,000,000
Shares repurchased	(8,580,000	)(a)	(19,900,000	)(a)	(14,620,000)	(36,460,000)
Shares outstanding, beginning of period	64,101,495	(a)	71,901,495	(a)	35,772,836	46,232,836

Shares outstanding, end of period	57,141,495	(a)	64,101,495	(a)	22,052,836	35,772,836

(a)	Changes in shares outstanding have been restated to reflect a five-for-one stock split effective after the close of business on July 14, 2023. See Note 10.
(b)	Changes in shares outstanding have been restated to reflect a ten-for-one stock split effective after the close of business on July 14, 2023. See Note 10.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Top 50 ETF (XLG)				Invesco S&P Midcap 400® Pure Growth ETF (RFG)
Six Months Ended October 31, 2023		Year Ended April 30, 2023		Six Months Ended October 31, 2023		Year Ended April 30, 2023

$12,490,087		$24,237,984		$1,248,757		$2,197,247
148,080,132		131,936,801		6,066,024		(36,739,602)
(36,362,545)		(128,622,666)		(45,206)		27,632,525

124,207,674		27,552,119		7,269,575		(6,909,830)

(13,040,646)		(24,431,724)		(1,118,749)		(2,522,850)

590,644,560		482,329,812		5,698,819		74,739,971
(385,222,719)		(431,406,481)		(15,063,731)		(104,531,803)

205,421,841		50,923,331		(9,364,912)		(29,791,832)

316,588,869		54,043,726		(3,214,086)		(39,224,512)

2,193,385,612		2,139,341,886		244,509,475		283,733,987

$2,509,974,481		$2,193,385,612		$241,295,389		$244,509,475

17,290,000	(b)	15,700,000	(b)	140,000	(a)	2,000,000	(a)
(11,270,000	)(b)	(14,900,000	)(b)	(390,000	)(a)	(2,900,000	)(a)
68,907,850	(b)	68,107,850	(b)	6,700,105	(a)	7,600,105	(a)

74,927,850	(b)	68,907,850	(b)	6,450,105	(a)	6,700,105	(a)

27

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2023 and the year ended April 30, 2023

(Unaudited)

	Invesco S&P MidCap 400® Pure Value ETF (RFV)		Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
	Six Months Ended October 31, 2023	Year Ended April 30, 2023	Six Months Ended October 31, 2023		Year Ended April 30, 2023
Operations:
Net investment income	$1,865,069	$3,366,534	$662,173		$1,746,652
Net realized gain (loss)	(6,041,935)	665,063	(871,343)		(28,375,858)
Change in net unrealized appreciation (depreciation)	(55,525)	(11,159,212)	1,217,435		20,039,278

Net increase (decrease) in net assets resulting from operations	(4,232,391)	(7,127,615)	1,008,265		(6,589,928)

Distributions to Shareholders from:
Distributable earnings	(1,808,666)	(3,557,631)	(698,908)		(1,764,418)

Shareholder Transactions:
Proceeds from shares sold	53,763,169	302,276,858	-		27,645,743
Value of shares repurchased	(66,755,878)	(181,654,210)	(4,310,252)		(40,900,625)

Net increase (decrease) in net assets resulting from share transactions	(12,992,709)	120,622,648	(4,310,252)		(13,254,882)

Net increase (decrease) in net assets	(19,033,766)	109,937,402	(4,000,895)		(21,609,228)

Net assets:
Beginning of period	250,105,362	140,167,960	87,552,248		109,161,476

End of period	$231,071,596	$250,105,362	$83,551,353		$87,552,248

Changes in Shares Outstanding:
Shares sold	510,000	3,090,000	-		660,000	(a)
Shares repurchased	(700,000)	(1,980,000)	(100,000	)(a)	(1,020,000	)(a)
Shares outstanding, beginning of period	2,670,499	1,560,499	2,280,012	(a)	2,640,012	(a)

Shares outstanding, end of period	2,480,499	2,670,499	2,180,012	(a)	2,280,012	(a)

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 14, 2023. See Note 10.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Six Months Ended October 31, 2023	Year Ended April 30, 2023

$1,585,520	$4,330,931
(20,632,750)	(12,554,579)
10,910,794	(11,466,715)

(8,136,436)	(19,690,363)

(1,557,525)	(4,215,256)

983,483	213,867,166
(58,960,496)	(205,071,420)

(57,977,013)	8,795,746

(67,670,974)	(15,109,873)

270,607,872	285,717,745

$202,936,898	$270,607,872

10,000	2,290,000
(680,000)	(2,350,000)
3,060,040	3,120,040

2,390,040	3,060,040

29

Financial Highlights

Invesco S&P 500® Pure Growth ETF (RPG)

	Six Months Ended October 31,
	2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)		2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$30.48		$31.74	$34.53		$23.35	$23.83	$21.82

Net investment income(b)	0.19		0.37	0.02		0.07	0.20	0.12
Net realized and unrealized gain (loss) on investments	(1.18)		(1.26)	(2.81)		11.20	(0.45)	2.00

Total from investment operations	(0.99)		(0.89)	(2.79)		11.27	(0.25)	2.12

Distributions to shareholders from:
Net investment income	(0.20)		(0.37)	(0.00	)(c)	(0.09)	(0.23)	(0.11)

Net asset value at end of period	$29.29		$30.48	$31.74		$34.53	$23.35	$23.83

Market price at end of period(d)	$29.30		$30.48	$31.75		$34.54	$23.35	$23.84

Net Asset Value Total Return(e)	(3.28)%		(2.74)%	(8.08)%		48.37%	(1.02)%	9.79%
Market Price Total Return(e)	(3.24)%		(2.77)%	(8.10)%		48.40%	(1.03)%	9.71%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,673,904		$1,954,046	$2,282,336		$2,650,386	$2,195,101	$2,842,159
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.35%		0.35%	0.35%	0.35%
Net investment income	1.22	%(f)	1.20%	0.06%		0.23%	0.84%	0.53%
Portfolio turnover rate(g)	7%		78%	45%		56%	73%	64%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights–(continued)

Invesco S&P 500® Pure Value ETF (RPV)

	Six Months Ended October 31,
	2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$76.01		$81.61	$76.85	$45.75	$66.34	$66.33

Net investment income(a)	0.87		1.91	1.64	1.31	1.65	1.49
Net realized and unrealized gain (loss) on investments.	(6.54)		(5.47)	4.51	31.03	(20.59)	(0.01)

Total from investment operations	(5.67)		(3.56)	6.15	32.34	(18.94)	1.48

Distributions to shareholders from:
Net investment income	(0.95)		(2.04)	(1.39)	(1.24)	(1.65)	(1.47)

Net asset value at end of period	$69.39		$76.01	$81.61	$76.85	$45.75	$66.34

Market price at end of period(b)	$69.41		$76.00	$81.60	$76.88	$45.86	$66.36

Net Asset Value Total Return(c)	(7.56)%		(4.31)%	8.13%	71.67%	(28.82)%	2.37%
Market Price Total Return(c)	(7.52)%		(4.31)%	8.06%	71.32%	(28.67)%	2.33%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,530,261		$2,719,154	$3,773,241	$2,238,854	$496,546	$928,883
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.28	%(d)	2.42%	2.04%	2.16%	2.64%	2.29%
Portfolio turnover rate(e)	5%		45%	32%	46%	46%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights–(continued)

Invesco S&P 500® Top 50 ETF (XLG)

	Six Months Ended October 31,
	2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$31.83		$31.41	$31.36	$22.23	$21.23	$18.72

Net investment income(b)	0.18		0.37	0.35	0.37	0.37	0.37
Net realized and unrealized gain on investments	1.67		0.42	0.05	9.11	1.00	2.52

Total from investment operations	1.85		0.79	0.40	9.48	1.37	2.89

Distributions to shareholders from:
Net investment income	(0.18)		(0.37)	(0.35)	(0.35)	(0.37)	(0.38)

Net asset value at end of period	$33.50		$31.83	$31.41	$31.36	$22.23	$21.23

Market price at end of period(c)	$33.50		$31.82	$31.38	$31.36	$22.25	$21.23

Net Asset Value Total Return(d)	5.79%		2.69%	1.21%	42.97%	6.61%	15.64%
Market Price Total Return(d)	5.83%		2.71%	1.12%	42.85%	6.73%	15.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,509,974		$2,193,386	$2,139,342	$1,812,843	$1,122,748	$838,904
Ratio to average net assets of:
Expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.04	%(e)	1.24%	1.02%	1.36%	1.71%	1.89%
Portfolio turnover rate(f)	4%		5%	5%	5%	8%	8%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco S&P MidCap 400® Pure Growth ETF (RFG)

	Six Months Ended October 31,
	2023		Years Ended April 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$36.49		$37.33	$45.65	$26.40	$30.37	$30.93

Net investment income(b)	0.19		0.31	0.06	0.00 (c)	0.19	0.21
Net realized and unrealized gain (loss) on investments	0.90		(0.80)	(8.34)	19.32	(3.98)	(0.54)

Total from investment operations	1.09		(0.49)	(8.28)	19.32	(3.79)	(0.33)

Distributions to shareholders from:
Net investment income	(0.17)		(0.35)	(0.04)	(0.07)	(0.18)	(0.23)

Net asset value at end of period	$37.41		$36.49	$37.33	$45.65	$26.40	$30.37

Market price at end of period(d)	$37.40		$36.48	$37.30	$45.65	$26.44	$30.39

Net Asset Value Total Return(e)	2.95%		(1.27)%	(18.15)%	73.26%	(12.46)%	(1.05)%
Market Price Total Return(e)	2.96%		(1.18)%	(18.21)%	72.95%	(12.39)%	(1.07)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$241,295		$244,509	$283,734	$403,991	$270,607	$493,563
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.98	%(f)	0.84%	0.14%	0.01%	0.66%	0.69%
Portfolio turnover rate(g)	16%		81%	83%	73%	94%	86%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco S&P MidCap 400® Pure Value ETF (RFV)

	Six Months Ended October 31,
	2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$93.65		$89.82	$93.56	$46.79	$69.61	$65.71

Net investment income(a)	0.75		1.69	1.75	0.72	1.41	0.81
Net realized and unrealized gain (loss) on investments	(0.49)		3.98 (b)	(3.84)	47.07	(22.86)	3.90

Total from investment operations	0.26		5.67	(2.09)	47.79	(21.45)	4.71

Distributions to shareholders from:
Net investment income	(0.75)		(1.84)	(1.65)	(1.02)	(1.37)	(0.81)

Net asset value at end of period	$93.16		$93.65	$89.82	$93.56	$46.79	$69.61

Market price at end of period(c)	$93.14		$93.60	$89.63	$93.64	$46.86	$69.69

Net Asset Value Total Return(d)	0.23%		6.50%	(2.28)%	103.18%	(30.96)%	7.25%
Market Price Total Return(d)	0.27%		6.67%	(2.56)%	103.05%	(30.94)%	7.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$231,072		$250,105	$140,168	$163,779	$56,172	$142,737
Ratio to average net assets of:
Expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.51	%(e)	1.82%	1.85%	1.07%	2.25%	1.20%
Portfolio turnover rate(f)	14%		57%	47%	65%	61%	57%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

	Six Months Ended October 31,
	2023		Years Ended April 30,
	(Unaudited)		2023(a)		2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$38.40		$41.35		$52.95	$29.27	$38.53	$38.14

Net investment income(b)	0.30		0.69	(c)	0.22	0.16	0.25	0.11
Net realized and unrealized gain (loss) on investments	(0.06	)(d)	(2.91)		(11.65)	23.68	(9.22)	0.44

Total from investment operations	0.24		(2.22)		(11.43)	23.84	(8.97)	0.55

Distributions to shareholders from:
Net investment income	(0.31)		(0.73)		(0.17)	(0.16)	(0.29)	(0.16)

Net asset value at end of period	$38.33		$38.40		$41.35	$52.95	$29.27	$38.53

Market price at end of period(e)	$38.31		$38.39		$41.29	$52.91	$29.32	$38.53

Net Asset Value Total Return(f)	0.58%		(5.36)%		(21.63)%	81.63%	(23.30)%	1.43%
Market Price Total Return(f)	0.54%		(5.26)%		(21.68)%	81.22%	(23.16)%	1.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$83,551		$87,552		$109,161	$138,188	$96,608	$236,954
Ratio to average net assets of:
Expenses	0.35	%(g)	0.35%		0.35%	0.35%	0.35%	0.35%
Net investment income	1.44	%(g)	1.72	%(c)	0.43%	0.38%	0.69%	0.26%
Portfolio turnover rate(h)	9%		72%		80%	79%	85%	71%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.58 and 1.43%, respectively.

(d)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

	Six Months Ended October 31,
	2023		Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$88.43		$91.58	$88.82	$43.07	$67.47	$71.57

Net investment income(a)	0.61		1.35	0.90	0.57	0.68	0.99
Net realized and unrealized gain (loss) on investments	(3.52)		(3.19)	2.75	45.63	(24.39)	(4.02)

Total from investment operations	(2.91)		(1.84)	3.65	46.20	(23.71)	(3.03)

Distributions to shareholders from:
Net investment income	(0.61)		(1.31)	(0.89)	(0.45)	(0.69)	(1.07)

Net asset value at end of period	$84.91		$88.43	$91.58	$88.82	$43.07	$67.47

Market price at end of period(b)	$84.84		$88.38	$91.61	$88.87	$43.14	$67.53

Net Asset Value Total Return(c)	(3.34)%		(1.92)%	4.10%	107.66%	(35.31)%	(4.27)%
Market Price Total Return(c)	(3.36)%		(2.02)%	4.08%	107.44%	(35.27)%	(4.28)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$202,937		$270,608	$285,718	$337,507	$81,842	$192,279
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.32	%(d)	1.50%	0.95%	0.86%	1.14%	1.38%
Portfolio turnover rate(e)	15%		62%	54%	74%	70%	52%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco S&P 500® Pure Growth ETF (RPG)	“S&P 500® Pure Growth ETF”

Invesco S&P 500® Pure Value ETF (RPV)	“S&P 500® Pure Value ETF”

Invesco S&P 500® Top 50 ETF (XLG)	“S&P 500® Top 50 ETF”

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	“S&P MidCap 400® Pure Growth ETF”

Invesco S&P MidCap 400® Pure Value ETF (RFV)	“S&P MidCap 400® Pure Value ETF”

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	“S&P SmallCap 600® Pure Growth ETF”

Invesco S&P SmallCap 600® Pure Value ETF (RZV)	“S&P SmallCap 600® Pure Value ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an Underlying Index):

Fund	Underlying Index

S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index

S&P 500® Pure Value ETF	S&P 500® Pure Value Index

S&P 500® Top 50 ETF	S&P 500® Top 50 Index

S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index

S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index

S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index

S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A. Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

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Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

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income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

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(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

S&P 500® Pure Growth ETF	$1,672

S&P 500® Pure Value ETF	6,881

S&P 500® Top 50 ETF	7,503

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Amount

S&P MidCap 400® Pure Growth ETF	2,310

S&P MidCap 400® Pure Value ETF	3,284

S&P SmallCap 600® Pure Growth ETF	1,463

S&P SmallCap 600® Pure Value ETF	4,332

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

41

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P 500® Top 50 ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

S&P 500® Pure Growth ETF	0.35%

S&P 500® Pure Value ETF	0.35%

S&P 500® Top 50 ETF	0.20%

S&P MidCap 400® Pure Growth ETF	0.35%

S&P MidCap 400® Pure Value ETF	0.35%

S&P SmallCap 600® Pure Growth ETF	0.35%

S&P SmallCap 600® Pure Value ETF	0.35%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended October 31, 2023, the Adviser waived fees for each Fund in the following amounts:

S&P 500® Pure Growth ETF	$228

S&P 500® Pure Value ETF	387

S&P 500® Top 50 ETF	373

S&P MidCap 400® Pure Growth ETF	38

S&P MidCap 400® Pure Value ETF	96

S&P SmallCap 600® Pure Growth ETF	24

S&P SmallCap 600® Pure Value ETF	23

42

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2023, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

S&P 500® Pure Growth ETF	$16,415

S&P 500® Pure Value ETF	16,705

S&P 500® Top 50 ETF	14,334

S&P MidCap 400® Pure Growth ETF	6,589

S&P MidCap 400® Pure Value ETF	15,163

S&P SmallCap 600® Pure Growth ETF	2,058

S&P SmallCap 600® Pure Value ETF	11,190

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended October 31, 2023, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P 500® Pure Growth ETF	$30,868,422	$-	$-

S&P 500® Pure Value ETF	-	2,855,144	(2,277,868)

S&P MidCap 400® Pure Growth ETF	5,770,754	2,665,138	1,516,402

S&P MidCap 400® Pure Value ETF	-	3,123,279	(2,044,932)

S&P SmallCap 600® Pure Growth ETF	-	228,575	48,576

S&P SmallCap 600® Pure Value ETF	8,583,638	-	-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

43

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

S&P 500® Pure Growth ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,672,916,481	$-	$-	$1,672,916,481

Money Market Funds	-	67,159,976	-	67,159,976

Total Investments	$1,672,916,481	$67,159,976	$-	$1,740,076,457

S&P 500® Pure Value ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,528,199,558	$-	$-	$1,528,199,558

Money Market Funds	495,406	123,451,090	-	123,946,496

Total Investments	$1,528,694,964	$123,451,090	$-	$1,652,146,054

S&P 500® Top 50 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,509,579,663	$-	$-	$2,509,579,663

Money Market Funds	-	54,230,095	-	54,230,095

Total Investments	$2,509,579,663	$54,230,095	$-	$2,563,809,758

S&P MidCap 400® Pure Growth ETF

Investments in Securities

Common Stocks & Other Equity Interests	$241,126,084	$-	$-	$241,126,084

Money Market Funds	225,062	55,870,861	-	56,095,923

Total Investments	$241,351,146	$55,870,861	$-	$297,222,007

S&P MidCap 400® Pure Value ETF

Investments in Securities

Common Stocks & Other Equity Interests	$231,051,996	$-	$-	$231,051,996

Money Market Funds	-	47,717,743	-	47,717,743

Total Investments	$231,051,996	$47,717,743	$-	$278,769,739

S&P SmallCap 600® Pure Growth ETF

Investments in Securities

Common Stocks & Other Equity Interests	$83,503,769	$-	$0	$83,503,769

Money Market Funds	-	23,107,490	-	23,107,490

Total Investments	$83,503,769	$23,107,490	$0	$106,611,259

S&P SmallCap 600® Pure Value ETF

Investments in Securities

Common Stocks & Other Equity Interests	$202,833,906	$-	$-	$202,833,906

Money Market Funds	55,383	58,572,850	-	58,628,233

Total Investments	$202,889,289	$58,572,850	$-	$261,462,139

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

44

The Funds had capital loss carryforwards as of April 30, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

S&P 500® Pure Growth ETF	$432,201,860	$353,686,009	$785,887,869

S&P 500® Pure Value ETF	313,446,664	254,359,117	567,805,781

S&P 500® Top 50 ETF	42,328,049	68,359,714	110,687,763

S&P MidCap 400® Pure Growth ETF	183,134,801	75,988,845	259,123,646

S&P MidCap 400® Pure Value ETF	40,543,335	32,858,476	73,401,811

S&P SmallCap 600® Pure Growth ETF	101,793,178	36,866,735	138,659,913

S&P SmallCap 600® Pure Value ETF	83,388,872	90,149,871	173,538,743

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended October 31, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P 500® Pure Growth ETF	$122,502,374	$122,000,548

S&P 500® Pure Value ETF	92,156,181	92,594,551

S&P 500® Top 50 ETF	87,805,498	87,413,179

S&P MidCap 400® Pure Growth ETF	39,820,438	39,696,166

S&P MidCap 400® Pure Value ETF	35,664,687	35,402,960

S&P SmallCap 600® Pure Growth ETF	7,841,818	7,933,366

S&P SmallCap 600® Pure Value ETF	36,871,231	36,835,507

For the six months ended October 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales
S&P 500® Pure Growth ETF	$49,704,212	$259,289,440

S&P 500® Pure Value ETF	66,922,024	1,075,490,235

S&P 500® Top 50 ETF	589,621,762	384,911,312

S&P MidCap 400® Pure Growth ETF	5,700,809	15,066,260

S&P MidCap 400® Pure Value ETF	53,685,322	66,719,563

S&P SmallCap 600® Pure Growth ETF	-	4,303,932

S&P SmallCap 600® Pure Value ETF	984,054	58,927,742

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of October 31, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® Pure Growth ETF	$192,487,477	$(186,947,053)	$5,540,424	$1,734,536,033

S&P 500® Pure Value ETF	51,740,155	(456,879,641)	(405,139,486)	2,057,285,540

S&P 500® Top 50 ETF	344,899,878	(91,628,066)	253,271,812	2,310,537,946

S&P MidCap 400® Pure Growth ETF	27,686,088	(20,378,679)	7,307,409	289,914,598

S&P MidCap 400® Pure Value ETF	9,132,476	(30,767,560)	(21,635,084)	300,404,823

S&P SmallCap 600® Pure Growth ETF	10,857,408	(13,125,013)	(2,267,605)	108,878,864

S&P SmallCap 600® Pure Value ETF	23,764,971	(35,756,934)	(11,991,963)	273,454,102

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Interested Trustee does not receive any Trustees’ fees.

45

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Stock Split

On June 22, 2023, the Board of Trustees approved the stock splits set forth in the table below. The effect of the stock splits was to increase the number of shares outstanding of those Funds, whereby every outstanding share of the respective Funds was exchanged for three, five or ten shares, as described below, effective after the close of business on July 14, 2023. The transactions did not change the net assets of the Funds or the net asset value of any shareholder’s investment in the Funds.

Fund	Stock Split Ratio

S&P 500® Pure Growth ETF	5 to 1

S&P 500® Top 50 ETF	10 to 1

S&P MidCap 400® Pure Growth ETF	5 to 1

S&P SmallCap 600® Pure Growth ETF	3 to 1

46

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® Pure Growth ETF (RPG)

Actual	$1,000.00	$ 967.20	0.35%	$1.73

Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78

Invesco S&P 500® Pure Value ETF (RPV)

Actual	1,000.00	924.40	0.35	1.69

Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78

Invesco S&P 500® Top 50 ETF (XLG)

Actual	1,000.00	1,057.90	0.20	1.03

Hypothetical (5% return before expenses)	1,000.00	1,024.13	0.20	1.02

Invesco S&P MidCap 400® Pure Growth ETF (RFG)

Actual	1,000.00	1,029.50	0.35	1.79

Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78

Invesco S&P MidCap 400® Pure Value ETF (RFV)

Actual	1,000.00	1,002.30	0.35	1.76

Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78

47

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

Actual	$1,000.00	$1,005.80	0.35%	$1.76

Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78
Invesco S&P SmallCap 600® Pure Value ETF (RZV)

Actual	1,000.00	966.60	0.35	1.73

Hypothetical (5% return before expenses)	1,000.00	1,023.38	0.35	1.78

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366.

48

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST1-SAR-3 invesco.com/ETFs

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust

By:	/s/ Brian Hartigan

Name: Brian Hartigan
Title: President

Date: January 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian Hartigan

Name: Brian Hartigan
Title: President

Date: January 3, 2024

By:	/s/ Kelli Gallegos

Name: Kelli Gallegos
Title: Treasurer

Date: January 3, 2024